FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

BrandywineGLOBAL - Dynamic US Large Cap Value ETF	Country	Shares	Value
Common Stocks 98.3%
Aerospace & Defense 3.8%
Lockheed Martin Corp.	United States	13,095	$6,028,676

Air Freight & Logistics 1.6%
CH Robinson Worldwide, Inc.	United States	11,531	1,087,950
Expeditors International of Washington, Inc.	United States	11,794	1,428,607
			2,516,557
Automobiles 0.2%
Harley-Davidson, Inc.	United States	2,424	85,349
Thor Industries, Inc.	United States	1,902	196,857
			282,206
Banks 6.6%
BOK Financial Corp.	United States	5,107	412,543
Commerce Bancshares, Inc.	United States	12,691	618,052
Cullen/Frost Bankers, Inc.	United States	5,865	630,663
Huntington Bancshares, Inc.	United States	24,402	263,054
Popular, Inc.	Puerto Rico	5,784	350,048
Regions Financial Corp.	United States	91,594	1,632,205
Synovus Financial Corp.	United States	12,198	368,990
Wells Fargo & Co.	United States	146,681	6,260,345
			10,535,900
Biotechnology 4.1%
Amgen, Inc.	United States	10,745	2,385,605
Gilead Sciences, Inc.	United States	36,454	2,809,510
[a] Moderna, Inc.	United States	11,088	1,347,192
			6,542,307
Building Products 2.1%
[a] Builders FirstSource, Inc.	United States	20,601	2,801,736
Fortune Brands Innovations, Inc.	United States	7,897	568,189
			3,369,925
Capital Markets 4.3%
Affiliated Managers Group, Inc.	United States	2,877	431,233
Ameriprise Financial, Inc.	United States	11,632	3,863,685
Charles Schwab Corp.	United States	35,166	1,993,209
Evercore, Inc., Class A	United States	1,132	139,904
Jefferies Financial Group, Inc.	United States	13,686	453,965
			6,881,996
Chemicals 2.9%
Chemours Co.	United States	9,323	343,925
Eastman Chemical Co.	United States	8,587	718,904
LyondellBasell Industries NV, Class A	United States	23,735	2,179,585
Mosaic Co.	United States	18,292	640,220
Olin Corp.	United States	13,047	670,485
			4,553,119

Communications Equipment 1.1%
Cisco Systems, Inc.	United States	33,280	1,721,907

Construction & Engineering 0.2%
EMCOR Group, Inc.	United States	1,400	258,692

Construction Materials 0.6%
Eagle Materials, Inc.	United States	4,899	913,272

Consumer Finance 2.6%
Discover Financial Services	United States	17,923	2,094,302
OneMain Holdings, Inc.	United States	10,039	438,604

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Synchrony Financial	United States	48,393	1,641,491
			4,174,397

Consumer Staples Distribution & Retail 4.5%
Dollar General Corp.	United States	12,831	2,178,447
Kroger Co.	United States	31,309	1,471,523
Target Corp.	United States	14,081	1,857,284
Walmart, Inc.	United States	10,693	1,680,726
			7,187,980
Containers & Packaging 2.2%
Amcor PLC	United States	136,474	1,362,010
Berry Global Group, Inc.	United States	9,686	623,197
International Paper Co.	United States	25,313	805,207
Packaging Corp. of America	United States	5,238	692,254
			3,482,668
Distributors 1.4%
LKQ Corp.	United States	37,534	2,187,106

Diversified Consumer Services 0.8%
Service Corp. International	United States	20,406	1,318,024

Electric Utilities 2.0%
Duke Energy Corp.	United States	6,163	553,068
Exelon Corp.	United States	50,744	2,067,310
NextEra Energy, Inc.	United States	7,136	529,491
			3,149,869
Electrical Equipment 0.2%
Acuity Brands, Inc.	United States	2,415	393,838

Electronic Equipment, Instruments & Components 0.6%
[a] Arrow Electronics, Inc.	United States	6,290	900,917

Entertainment 0.5%
[a] Walt Disney Co.	United States	8,998	803,341
Financial Services 0.7%
Equitable Holdings, Inc.	United States	10,640	288,982
Essent Group Ltd.	United States	9,381	439,031
MGIC Investment Corp.	United States	16,926	267,262
Radian Group, Inc.	United States	4,626	116,945
			1,112,220
Food Products 0.4%
Ingredion, Inc.	United States	1,946	206,178
Mondelez International, Inc., Class A	United States	5,704	416,050
			622,228
Ground Transportation 5.6%
CSX Corp.	United States	152,784	5,209,934
Norfolk Southern Corp.	United States	16,468	3,734,284
			8,944,218
Health Care Providers & Services 6.1%
Cigna Group	United States	21,270	5,968,362
CVS Health Corp.	United States	7,655	529,190
[a] DaVita, Inc.	United States	11,435	1,148,875
Quest Diagnostics, Inc.	United States	14,318	2,012,538
			9,658,965
Hotels, Restaurants & Leisure 0.7%
Boyd Gaming Corp.	United States	5,928	411,225
MGM Resorts International	United States	10,850	476,532
Wyndham Hotels & Resorts, Inc.	United States	3,699	253,641
			1,141,398

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Household Durables 0.1%
Taylor Morrison Home Corp.	United States	3,884	189,423

Household Products 1.1%
Procter & Gamble Co.	United States	11,051	1,676,879

Industrial Conglomerates 2.5%
3M Co.	United States	38,829	3,886,395

Insurance 13.4%
Aflac, Inc.	United States	42,700	2,980,460
American Financial Group, Inc.	United States	5,906	701,337
American International Group, Inc.	United States	51,344	2,954,334
Chubb Ltd.	United States	26,023	5,010,989
CNA Financial Corp.	United States	16,796	648,662
Fidelity National Financial, Inc.	United States	18,141	653,076
Globe Life, Inc.	United States	2,288	250,811
Hartford Financial Services Group, Inc.	United States	21,728	1,564,851
Old Republic International Corp.	United States	21,067	530,256
Principal Financial Group, Inc.	United States	16,894	1,281,241
Reinsurance Group of America, Inc.	United States	2,418	335,352
RLI Corp.	United States	1,907	260,248
Travelers Cos., Inc.	United States	16,110	2,797,663
Unum Group	United States	12,214	582,608
W R Berkley Corp.	United States	11,388	678,269
			21,230,157
Leisure Products 0.5%
Polaris, Inc.	United States	5,985	723,766

Machinery 0.2%
Timken Co.	United States	2,580	236,147

Media 3.4%
[a] Charter Communications, Inc., Class A	United States	5,378	1,975,716
Nexstar Media Group, Inc.	United States	4,985	830,252
Omnicom Group, Inc.	United States	26,796	2,549,639
			5,355,607
Metals & Mining 1.1%
Nucor Corp.	United States	7,454	1,222,307
Steel Dynamics, Inc.	United States	5,022	547,046
			1,769,353
Oil, Gas & Consumable Fuels 7.9%
Chevron Corp.	United States	4,124	648,911
ConocoPhillips	United States	18,163	1,881,868
Coterra Energy, Inc., Class A	United States	31,286	791,536
Exxon Mobil Corp.	United States	7,412	794,937
Marathon Oil Corp.	United States	31,728	730,379
Marathon Petroleum Corp.	United States	28,243	3,293,134
Pioneer Natural Resources Co.	United States	16,814	3,483,525
Williams Cos., Inc.	United States	27,515	897,814
			12,522,104
Paper & Forest Products 0.2%
Louisiana-Pacific Corp.	United States	4,190	314,166

Pharmaceuticals 3.8%
Bristol-Myers Squibb Co.	United States	11,233	718,350
Johnson & Johnson	United States	13,630	2,256,038
Merck & Co., Inc.	United States	7,176	828,039
Pfizer, Inc.	United States	59,580	2,185,394
			5,987,821

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Semiconductors & Semiconductor Equipment 3.0%
KLA Corp.	United States	8,783	4,259,931
Teradyne, Inc.	United States	4,388	488,516
			4,748,447
Specialty Retail 4.4%
[a] AutoNation, Inc.	United States	7,426	1,222,394
Best Buy Co., Inc.	United States	22,468	1,841,253
Murphy USA, Inc.	United States	2,974	925,241
Penske Automotive Group, Inc.	United States	9,368	1,560,990
RH	United States	933	307,507
Williams-Sonoma, Inc.	United States	8,926	1,117,000
			6,974,385
Textiles, Apparel & Luxury Goods 0.9%
[a] Capri Holdings Ltd.	United States	11,610	416,683
Tapestry, Inc.	United States	22,713	972,116
			1,388,799
Total Common Stocks (Cost $147,186,954)			155,685,175

Total Investments before Short-Term Investments
(Cost $147,186,954)			155,685,175

Short-Term Investments 1.7%
Money Market Funds 1.7%
[b] State Street Institutional U.S. Government Money Market Fund, 5.03%	United States	2,735,870	2,735,870

Total Short-Term Investments (Cost $2,735,870)			2,735,870

Total Investments (Cost $149,922,824) 100.0%			158,421,045
Other Assets, less Liabilities 0.0%†			70,296

Net Assets 100.0%			$158,491,341

†Rounds to less than 0.1% of net assets.
[a]Non-income producing.
[b]The rate shown is the annualized seven-day effective yield at period end.
Abbreviations
TSX –Toronto Stock Exchange

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

ClearBridge Sustainable Infrastructure ETF	Industry	Shares
Common Stocks 98.6%
Australia 5.4%
Atlas Arteria Ltd.	Transportation Infrastructure	12,296	$50,828
Transurban Group	Transportation Infrastructure	9,180	87,077
			137,905
Brazil 6.0%
Auren Energia SA	Independent Power Producers & Energy Traders	17,275	51,316
CCR SA	Transportation Infrastructure	17,412	50,713
Rumo SA	Ground Transportation	10,802	49,711
			151,740
Canada 6.4%
Brookfield Renewable Corp., Class A	Independent Power Producers & Energy Traders	2,313	72,906
[a] Hydro One Ltd.	Electric Utilities	3,165	90,531
			163,437
Denmark 3.3%
[a] Orsted AS	Electric Utilities	872	82,385

France 3.6%
Getlink SE	Transportation Infrastructure	5,394	91,686

Italy 9.8%
[a] Enav SpA	Transportation Infrastructure	16,497	70,301
Enel SpA	Electric Utilities	11,588	77,979
Terna - Rete Elettrica Nazionale	Electric Utilities	11,781	100,331
			248,611
Japan 6.8%
Central Japan Railway Co.	Ground Transportation	494	61,726
East Japan Railway Co.	Ground Transportation	907	50,121
West Japan Railway Co.	Ground Transportation	1,442	59,761
			171,608

Netherlands 3.1%
Ferrovial SE	Construction & Engineering	2,454	77,562

Portugal 4.4%
EDP - Energias de Portugal SA	Electric Utilities	23,061	112,614
Spain 6.2%
[a,b] Cellnex Telecom SA	Diversified Telecommunication Services	1,535	61,947
Iberdrola SA	Electric Utilities	4,086	53,271
Redeia Corp. SA	Electric Utilities	2,466	41,392
			156,610
United Kingdom 11.8%
National Grid PLC	Multi-Utilities	6,273	82,982
Pennon Group PLC	Water Utilities	6,426	58,086
SSE PLC	Electric Utilities	4,399	102,961
United Utilities Group PLC	Water Utilities	4,508	55,112
			299,141
United States 31.8%
American Tower Corp.	Specialized REITs	369	71,564
American Water Works Co., Inc.	Water Utilities	624	89,076
Crown Castle, Inc.	Specialized REITs	439	50,020
CSX Corp.	Ground Transportation	3,081	105,062
Edison International	Electric Utilities	735	51,046
Entergy Corp.	Electric Utilities	483	47,030
Exelon Corp.	Electric Utilities	1,387	56,506
NextEra Energy Partners LP	Independent Power Producers & Energy Traders	1,242	72,831
NextEra Energy, Inc.	Electric Utilities	1,473	109,296

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[b] PG&E Corp.	Electric Utilities	2,998	51,805
Public Service Enterprise Group, Inc.	Multi-Utilities	1,624	101,679
			805,915
Total Common Stocks (Cost $2,502,132)			2,499,214
Total Investments before Short-Term Investments
(Cost $2,502,132)			2,499,214

Short-Term Investments 0.9%
Money Market Funds 0.9%
United States 0.9%
[c] JPMorgan 100% U.S. Treasury Securities Money
Market Fund, 5.14%		23,476	23,476
Total Short-Term Investments (Cost $23,476)			23,476
Total Investments (Cost $2,525,608) 99.5%			2,522,690
Other Assets, less Liabilities 0.5%			12,207
Net Assets 100.0%			$2,534,897

[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $305,164, representing 12.0% of net assets.
[b]Non-income producing.
[c]The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Disruptive Commerce ETF	Country	Shares
Common Stocks 96.9%
Air Freight & Logistics 0.8%
United Parcel Service, Inc., Class B	United States	483	$86,578

Broadline Retail 21.2%
[a] Alibaba Group Holding Ltd., Class A	China	9,962	103,223
[a] Amazon.com, Inc.	United States	7,218	940,938
eBay, Inc.	United States	1,917	85,671
[a] Etsy, Inc.	United States	2,927	247,653
[a] Global-e Online Ltd.	Israel	3,021	123,680
JD.com, Inc., ADR	China	1,621	55,325
[a] MercadoLibre, Inc.	Brazil	335	396,841
Naspers Ltd., Class N	South Africa	455	81,866
[a] PDD Holdings, Inc., ADR	China	1,440	99,561
[a] Prosus NV	Netherlands	1,097	80,319
			2,215,077

Commercial Services & Supplies 3.7%
[a] Copart, Inc.	United States	4,299	392,112

Consumer Staples Distribution & Retail 4.7%
Costco Wholesale Corp.	United States	910	489,926

Containers & Packaging 1.1%
Graphic Packaging Holding Co.	United States	1,018	24,462
Packaging Corp. of America	United States	705	93,173
			117,635

Entertainment 3.0%
[a] Netflix, Inc.	United States	317	139,635
[a] ROBLOX Corp., Class A	United States	1,670	67,301
[a] Sea Ltd., ADR	Taiwan	1,917	111,263
			318,199
Financial Services 14.9%
[a] Adyen NV, ADR	Netherlands	26,101	451,286
[a] Block, Inc.	United States	1,937	128,946
[a] Dlocal Ltd.	Uruguay	1,925	23,495
[a] Flywire Corp.	United States	1,648	51,154
[a] International Money Express, Inc.	United States	1,594	39,101
Jack Henry & Associates, Inc.	United States	511	85,505
Mastercard, Inc., Class A	United States	799	314,247
[a] PayPal Holdings, Inc.	United States	478	31,897
[a] Toast, Inc., Class A	United States	4,837	109,171
Visa, Inc., Class A	United States	1,390	330,097
			1,564,899
Food Products 0.4%
[a] Freshpet, Inc.	United States	556	36,590

Ground Transportation 7.0%
Old Dominion Freight Line, Inc.	United States	355	131,261
[a] Uber Technologies, Inc.	United States	12,605	544,158
[a] XPO, Inc.	United States	897	52,923
			728,342
Hotels, Restaurants & Leisure 9.7%
[a] Airbnb, Inc., Class A	United States	1,795	230,047
[a] Booking Holdings, Inc.	United States	120	324,040
[a] DoorDash, Inc., Class A	United States	5,220	398,912
[a] Expedia Group, Inc.	United States	420	45,944
[a,b] Meituan, Class B	China	985	15,372
			1,014,315

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Industrial REITs 1.8%
Prologis, Inc.	United States	1,531	187,746

Interactive Media & Services 1.7%
Shutterstock, Inc.	United States	847	41,224
Tencent Holdings Ltd.	China	2,718	115,010
[a] ZoomInfo Technologies, Inc., Class A	United States	952	24,171
180,405

IT Services 6.3%
[a] Shopify, Inc., Class A	Canada	10,286	664,476

Media 0.9%
[a] Trade Desk, Inc., Class A	United States	1,195	92,278

Professional Services 1.7%
[a] CoStar Group, Inc.	United States	1,368	121,752
TransUnion	United States	654	51,228
172,980
Software 7.6%
[a] Bills Holdings, Inc.	United States	843	98,505
[a] Descartes Systems Group, Inc.	Canada	2,673	214,134
[a] Manhattan Associates, Inc.	United States	1,450	289,826
[a] Sprout Social, Inc., Class A	United States	365	16,848
[a] SPS Commerce, Inc.	United States	477	91,613
[a] Unity Software, Inc.	United States	2,058	89,358
800,284
Specialty Retail 1.0%
[a] Chewy, Inc., Class A	United States	1,302	51,390
[a] Petco Health & Wellness Co., Inc.	United States	3,086	27,466
[a] Revolve Group, Inc.	United States	416	6,822
ZOZO, Inc.	Japan	1,042	21,419
107,097
Trading Companies & Distributors 9.4%
Fastenal Co.	United States	7,699	454,164
WW Grainger, Inc.	United States	667	525,990
980,154
Total Common Stocks (Cost $10,686,597)	10,149,093

Total Investments (Cost $10,686,597) 96.9%	10,149,093
Other Assets, less Liabilities 3.1%	324,460

Net Assets 100.0%	$10,473,553

[a]Non-income producing.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $15,372, representing 0.1% of net assets.

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt
REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Dynamic Municipal Bond ETF	Principal Amount*	Value
Municipal Bonds 98.3%
Alabama 6.0%
Black Belt Energy Gas District,
[a] 4.00%, 12/01/52	500,000	$486,035
[a] Gas Project, Series 2022E, VRDN, 5.00%, 5/01/53	1,350,000	1,413,835
[a] Refunding, VRDN, 4.00%, 6/01/51	240,000	237,273
[a] Series 2022D-1, VRDN, 4.00%, 7/01/52	500,000	498,622
[a] Series C-1, 5.25%, 2/01/53	1,500,000	1,570,995
[b] County of Mobile, Gomesa Projects, 4.00%, 11/01/45	100,000	87,861
Homewood Educational Building Authority, Samford University, Refunding, Series 2019A, 4.00%,
12/01/33	100,000	101,663
Southeast Energy Authority A Cooperative District,
[a] 5.25%, 1/01/54	1,000,000	1,046,112
[a] Cooperative District, 5.50%, 1/01/53	500,000	531,951
[a] Cooperative District, Series 2022B-1, VRDN, 5.00%, 5/01/53	500,000	517,165
		6,491,512
Alaska 0.1%
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital
Foundation Obligated Group, Refunding, 4.00%, 4/01/32	100,000	100,582

Arizona 2.6%
[a] Arizona Health Facilities Authority, Banner Health Obligated Group, Revenue Bonds, 3.55%, 1/01/46	125,000	125,000
[a] Chandler Industrial Development Authority, 5.00%, 9/01/52	1,750,000	1,791,446
City of Phoenix Civic Improvement Corp., Wastewater Revenue, Series 2018A, 5.00%, 7/01/25	100,000	103,812
Glendale Industrial Development Authority, 4.00%, 5/15/31	160,000	146,663
Industrial Development Authority of the City of Phoenix Arizona, Downtown Phoenix Student
Housing II LLC, Series A, 5.00%, 7/01/31	100,000	104,898
La Paz County Industrial Development Authority, 5.00%, 2/15/31	100,000	104,673
[b] Sierra Vista Industrial Development Authority, Georgetown Community Development Authority,
9.00%, 10/01/37	250,000	238,929
Tempe Industrial Development Authority, Tempe Life Care Village Obligated Group, Refunding,
4.00%, 12/01/31	200,000	180,643
		2,796,064
Arkansas 0.2%
Arkansas Development Finance Authority,
Baptist Health Obligated Group, 4.00%, 12/01/34	100,000	101,718
Baptist Memorial Health Care Obligated Group, Refunding, 5.00%, 9/01/32	100,000	106,151
		207,869
California 9.6%
[a] California Community Choice Financing Authority, 5.25%, 1/01/54	1,500,000	1,570,092
[b] California Community College Financing Authority, NCCD-Napa Valley Properties LLC, Series
2022A, 4.25%, 7/01/32	500,000	475,198
[b] California Community Housing Agency, 4.00%, 8/01/47	285,000	220,102
California Municipal Finance Authority,
AMT, Sereis 2018A, 3.50%, 12/31/35	100,000	93,027
Biola University, Inc., Refunding, 5.00%, 10/01/29	100,000	104,381
Caritas Corp., Refunding Series 2021B, 3.00%, 8/15/31	185,000	171,508
Series 2020B, 4.00%, 9/01/30	50,000	49,888
Series 2021A, 4.00%, 9/01/30	205,000	203,533
Series 2021C, 4.00%, 9/01/31	295,000	294,889
[b,c] California Pollution Control Financing Authority, CalPlant I LLC, AMT, 7.50%, 7/01/32	250,000	12,500
California School Finance Authority,
[b] Classical Academy Obligated Group, Series 2020A, 3.00%, 10/01/30	200,000	186,388
[b] John Adams Academies Obligated Group, Series 2022A, 4.50%, 7/01/32	250,000	236,014
[b] Summit Public Schools Obligated Group, 5.00%, 6/01/27	100,000	100,736

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

California Statewide Communities Development Authority,
Community Facilities District No 2015, 4.00%, 9/01/29	110,000	109,999
Community Facilities District No 2015-01, 5.00%, 9/01/27	65,000	67,024
Community Facilities District No 2016-02, 4.00%, 9/01/30	130,000	129,468
Community Facilities District No 2018, 4.00%, 9/01/30	150,000	149,111
Improvement Area No. 1, 4.00%, 9/01/31	200,000	196,781
Southern California Edison Co, Refunding, 1.75%, 9/01/29	1,500,000	1,275,270
Special Assessment, 4.00%, 9/02/28	250,000	247,913
Special Assessment, 4.00%, 9/02/31	100,000	98,457
Special Assessment, Series 2020B, 4.00%, 9/02/30	125,000	124,106
Special Assessment, Series 2021A, 4.00%, 9/02/31	150,000	144,870
City of Gardena, 2.066%, 4/01/26	1,000,000	916,746
[b] CMFA Special Finance Agency, 4.00%, 8/01/45	500,000	409,335
[b] CMFA Special Finance Agency VII, 4.00%, 8/01/47	225,000	189,250
[b] CMFA Special Finance Agency XII, 4.375%, 8/01/49	250,000	194,321
CSCDA Community Improvement Authority,
[b] 4.00%, 9/01/46	200,000	167,184
[b] Jefferson Anaheim Social Bonds, 2.875%, 8/01/41	155,000	136,004
[b] Elsinore Valley Municipal Water District, Community Facilities District No 2020, Series 2021A, 4.00%, 9/01/27	100,000	98,310
Orange County Community Facilities District, No 2017-1, Series 2018A, 5.00%, 8/15/28	100,000	107,137
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/25	100,000	102,440
River Islands Public Financing Authority, Community Facilities District No 2003-, 5.00%, 9/01/32	500,000	500,545
Sierra View Local Health Care District, Tulare County, Refunding, 5.00%, 7/01/30	100,000	108,798
[a] Southern California Public Power Authority, 5.02%, 11/01/38	1,100,000	986,253
Sulphur Springs Union School District, Community Facilities District No 2014-1, 5.00%, 9/01/31	135,000	145,333
Transbay Joint Powers Authority, Redevelopment Project Green Bond Subordinate Tax, 2.40%, 10/01/49	100,000	96,152
		10,419,063
Colorado 4.0%
Colorado Educational & Cultural Facilities Authority,
[a] 3.65%, 12/01/35	330,000	330,000
Golden View Classical Academy, Refunding, 4.00%, 1/01/32	200,000	194,374
Colorado Health Facilities Authority,
4.00%, 8/01/37	1,400,000	1,377,707
4.00%, 8/01/39	1,000,000	968,101
5.00%, 11/01/33	200,000	221,806
Christian Living Neighborhoods Obligated Group, Refunding, 4.00%, 1/01/29	100,000	91,464
Denver Health & Hospital Authority, Series A, 4.00%, 12/01/37	1,000,000	916,054
Southglenn Metropolitan District, Refunding, 5.00%, 12/01/30	100,000	100,033
Southlands Metropolitan District No. 1, Refunding, Series 2017A-1, 3.50%, 12/01/27	100,000	93,950
		4,293,489
Connecticut 0.3%
Connecticut Housing Finance Authority, Refunding, Series 2016A-1, 2.875%, 11/15/30	135,000	127,921
Connecticut State Health & Educational Facilities Authority,
Series 2017I-1, 5.00%, 7/01/29	5,000	5,324
[b] Series 2020A, 5.00%, 1/01/30	150,000	148,690
		281,935
Delaware 0.1%
County of Kent, CHF-Dover LLC, 5.00%, 7/01/29	100,000	102,011
[b,d] Red River Biorefinery LLC, 15.00%, 12/31/23	10,000	10,000
		112,011
District of Columbia 0.2%
District of Columbia, 5.50%, 2/28/35	200,000	220,880

Florida 12.9%
Abbott Square Community Development District, Special Assessment, Series 2022, 5.00%, 6/15/32	200,000	201,914
[b] Artisan Lakes East Community Development District, Special Assessment, Series 2021-2, 2.30%, 5/01/26	100,000	94,249
[b] Astonia Community Development District, Assessment Area One Project, Special Assessment, 3.375%, 5/01/30	145,000	138,211

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Avalon Groves Community Development District, Assessment Area 3, Special Assessment, 2.375%, 5/01/26	95,000	89,771
Avalon Park West Community Development District, Special Assessment, Refunding, 3.25%, 5/01/30	100,000	94,241
Avenir Community Development District, Assessment Area 2, Special Assessment, Series 2021A, 2.75%, 5/01/31	90,000	78,455
Babcock Ranch Community Independent Special District,
Assessment Area 2C, Special Assessment, 3.00%, 5/01/30	50,000	46,134
Assessment Area 3B, Special Assessment, 3.00%, 5/01/30	145,000	133,775
Belmond Reserve Community Development District, Special Assessment, Series 2020, 3.25%, 5/01/30	100,000	91,547
Berry Bay Community Development District, Assessment Area 1, Special Assessment, 3.125%, 5/01/31	100,000	89,360
Black Creek Community Development District, 5.125%, 6/15/32	100,000	101,285
Capital Projects Finance Authority, 5.00%, 10/01/34	785,000	809,456
University Project, Series 2020A-1, 5.00%, 10/01/32	455,000	474,603
Capital Trust Agency, Inc.,
[b] 3.00%, 7/01/31	125,000	108,850
[b] Educational Growth Fund LLC, 3.375%, 7/01/31	100,000	93,737
Liza Jackson Preparatory School, Inc., 4.00%, 8/01/30	100,000	98,868
[b] WFCS Holdings II LLC, Series 2021A, 3.30%, 1/01/31	300,000	261,443
Coddington Community Development District, Special Assessment, 5.00%, 5/01/32	275,000	280,267
Coral Keys Homes Community Development District, Special Assessment, 3.125%, 5/01/30	165,000	154,100
Cordoba Ranch Community Development District, Special Assessment, Refunding, 3.00%, 5/01/31	100,000	91,376
Cordova Palms Community Development District,
Assessment Area 1, Special Assessment, 4.80%, 5/01/27	135,000	135,203
[b] Special Assessment, 2.80%, 5/01/31	100,000	86,647
County of Osceola Transportation Revenue, zero cpn., 10/01/32	150,000	100,316
[b] Cypress Bluff Community Development District, Special Assessment, Series 2020A, 3.125%, 5/01/30	60,000	54,226
Cypress Park Estates Community Development District, Special Assessment, Series 2022, 4.375%, 5/01/27	120,000	118,746
[b] DW Bayview Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	86,785
East Bonita Beach Road Community Development District, Special Assessment, 3.00%, 5/01/32	100,000	86,730
Edgewater East Community Development District, Special Assessment, 3.10%, 5/01/31	100,000	88,469
[b] Enbrook Community Development District, Special Assessment, 3.00%, 5/01/30	100,000	89,575
Epperson North Community Development District, Assessment Area 2, Special Assessment, 3.00%, 5/01/31	85,000	74,912
Florida Development Finance Corp., [a,b] 7.50%, 7/01/57	250,000	246,065
[a,b] Brightline Trains Florida LLC, AMT, VRDN, 6.375%, 1/01/49	175,000	168,887
[a,b] Brightline Trains Florida LLC, Refunding, VRDN, 7.25%, 7/01/57	250,000	254,291
[b] Glenridge on Palmer Ranch Obligated Group, Refunding, 5.00%, 6/01/31	200,000	192,408
[b] Mayflower Retirement Community, Refunding, 4.00%, 6/01/31	100,000	85,508
Shands Jacksonville Medical Center Obligated Group, Refunding, 5.00%, 2/01/38	1,400,000	1,377,729
[b] Forest Lake Community Development District, Assessment Area 1 Project, Special Assessment, 3.25%, 5/01/30	145,000	136,567
Grand Oaks Community Development District, Special Assessment, 4.00%, 5/01/30	150,000	144,671
Hammock Reserve Community Development District, Assessment Area One Project, Special Assessment, 3.25%, 5/01/30	100,000	94,184
Herons Glen Recreation District, Special Assessment, Refunding, 3.00%, 5/01/32	100,000	98,301
Hills of Minneola Community Development District,
South Parcel Assessment Area, Special Assessment, 2.375%, 5/01/26	60,000	56,713
[b] South Parcel Assessment Area, Special Assessment, 3.50%, 5/01/31	100,000	91,784
Holly Hill Road East Community Development District, Assessment Area 3 Project, Special Assessment, 4.00%, 11/01/25	65,000	64,726
Indigo Community Development District, 2021 Assessment Area, Phase A1, Special Assessment, 2.70%, 5/01/31	100,000	86,003
Kindred Community Development District II,
Special Assessment, 2.20%, 5/01/26	50,000	46,993
Special Assessment, 3.00%, 5/01/30	155,000	138,692

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Kingman Gate Community Development District,
Special Assessment, 2.50%, 6/15/26	65,000	61,968
Special Assessment, 3.125%, 6/15/30	110,000	102,561
Lakes of Sarasota Community Development District,
Special Assessment, Series 2021A-1, 3.40%, 5/01/31	135,000	123,867
Special Assessment, Series 2021B-1, 3.00%, 5/01/26	115,000	111,520
Lakewood Ranch Stewardship District, 4.25%, 5/01/26	245,000	244,575
[b] Northeast Sector Project, Special Assessment, Refunding, 3.20%, 5/01/30	100,000	90,833
[b] Special Assessment, 3.125%, 5/01/30	60,000	54,240
Special Assessment, 3.20%, 5/01/30	175,000	158,792
Star Farms at Lakewood Ranch Proj-Phase 1/2, Special Assessment, 2.70%, 5/01/31	100,000	86,180
Lawson Dunes Community Development District, Special Assessment, 4.375%, 5/01/27	165,000	164,111
[b] Magnolia Park Community Development District, Special Assessment, Refunding, 4.00%, 5/01/31	47,000	47,273
Meadow View at Twin Creeks Community Development District, Phase 4, Special Assessment, 3.00%, 5/01/31	75,000	65,971
Miami Health Facilities Authority, Miami Jewish Health Systems Obligated Group, Refunding, 5.00%, 7/01/28	150,000	141,278
Mirada II Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	88,680
North AR-1 Pasco Community Development District, Assessment Area Two, Special Assessment, Series 2021A, 3.25%,
5/01/31	100,000	89,873
[b] North Powerline Road Community Development District, Special Assessment, 4.75%, 5/01/27	230,000	229,588
Old Hickory Community Development District, Special Assessment, 3.00%, 6/15/30	100,000	92,095
Palm Beach County Health Facilities Authority,
5.00%, 5/15/27	92,000	86,867
Jupiter Medical Center Obligated Group, 5.00%, 11/01/32	100,000	107,031
Palm Coast Park Community Development District, 4.15%, 5/01/27	200,000	198,699
Parkview at Long Lake Ranch Community Development District, Special Assessment, 3.125%, 5/01/30	100,000	90,198
Parrish Plantation Community Development District, Special Assessment, 3.125%, 5/01/31	100,000	89,292
Pine Ridge Plantation Community Development District, Subordinate Lien, Special Assessment,
Refunding, Series 2020A-2, 3.30%, 5/01/30	150,000	136,807
Preserve at South Branch Community Development District, Special Assessment, Series 2021, 3.00%, 5/01/31	100,000	91,313
Reunion East Community Development District, Special Assessment, 2.85%, 5/01/31	100,000	88,239
River Hall Community Development District,
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/24	30,000	29,674
Special Assessment, Refunding, Series 2021A-2, 3.00%, 5/01/25	40,000	39,038
Rivers Edge II Community Development District, Special Assessment,, 3.00%, 5/01/31	100,000	87,961
[b] Rivers Edge III Community Development District, Special Assessment,, 2.40%, 5/01/26	100,000	94,486
Saddle Creek Preserve of Polk County Community Development District, Special Assessment, 3.00%, 6/15/30	80,000	71,695
Sanctuary Cove Community Development District, Special Assessment, 2.125%, 5/01/26	135,000	126,616
Sandmine Road Community Development District,
[b] Assessment Area One, Special Assessment, 3.125%, 5/01/30	100,000	93,112
Assessment Area Two, Special Assessment, 2.30%, 11/01/26	45,000	42,256
Sandridge Community Development District, Special Assessment, Series 2021A1, 2.875%, 5/01/26	100,000	95,789
Sawyers Landing Community Development District, Special Assessment, 3.75%, 5/01/31	150,000	136,339
Shingle Creek at Bronson Community Development District, Special Assessment, 3.10%, 6/15/31	100,000	89,114
Six Mile Creek Community Development District, Assessment Area 2, Phase 3, Special Assessment, 3.10%, 5/01/31	75,000	66,454
South Fork East Community Development District, 4.00%, 5/01/31	755,000	734,055
[b] Stillwater Community Development District, 2021 Project, Special Assessment, 3.00%, 6/15/31	100,000	87,987
Summer Woods Community Development District, Assessment Area Three Project, Special Assessment, 3.15%, 5/01/31	75,000	66,960
Sunbridge Stewardship District, Special Assessment, 4.50%, 5/01/27	135,000	135,477
Tamarindo Community Development District, Special Assessment, 3.00%, 5/01/31	100,000	88,125
Timber Creek Southwest Community Development District, Special Assessment, Series 2020, 3.00%, 6/15/30	150,000	134,239
Tohoqua Community Development District,
Special Assessment, 2.50%, 5/01/26	140,000	132,754
Special Assessment, 2.875%, 5/01/31	100,000	87,506

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Tradition Community Development District No. 9, Special Assessment, 2.70%, 5/01/31	100,000	86,257
[b] Trevesta Community Development District, Special Assessment, 3.25%, 5/01/30	100,000	91,081
V-Dana Community Development District, Assessment Area One-2021 Project, Special Assessment, Series 2021P, 3.125%,
5/01/31	100,000	89,491
[b] Veranda Community Development District II, Special Assessment, Refunding, 3.10%, 5/01/31	100,000	88,605
Viera Stewardship District, Village 2, Special Assessment, Series 2021, 2.80%, 5/01/31	130,000	112,972
Village Community Development District No. 13, Limited Offering, Special Assessment, 3.00%, 5/01/29	100,000	93,708
West Villages Improvement District, Unit of Development No 7, Special Assessment, 3.125%, 5/01/31	100,000	89,248
Windward Community Development District, Special Assessment, Series 2020A-1, 3.65%, 5/01/30	100,000	93,218
Wiregrass II Community Development District, Assessment Area Two, Special Assessment, 4.50%, 5/01/27	225,000	223,695
		13,986,536
Georgia 6.4%
[a] Development Authority of Monroe County, 3.95%, 9/01/37	750,000	750,000
[b] Development Authority of Rockdale County, AHPC Terraces at Fieldstone LLC, Series 2021B-S,
4.50%, 12/01/36	100,000	81,500
[b] George L Smith II Congress Center Authority, Signia Hotel Management LLC,, 3.625%, 1/01/31	350,000	313,660
Main Street Natural Gas, Inc.,
[a] 5.00%, 6/01/53	1,000,000	1,035,963
[a] 5.00%, 7/01/53	1,000,000	1,045,389
[a,b] Gas Supply Revenue, , Sereis 2022C, VRDN, 4.00%, 8/01/52	1,500,000	1,450,384
Series 2019A, 5.00%, 5/15/29	100,000	103,069
[a] Series 2022A, VRDN, 4.00%, 9/01/52	500,000	490,943
[a] Series 2022B, 5.00%, 12/01/52	1,500,000	1,548,171
Municipal Electric Authority of Georgia, Refunding, Series 2019A, 5.00%, 1/01/33	100,000	107,652
		6,926,731
Illinois 9.6%
Chicago Board of Education, 5.00%, 12/01/36	100,000	103,193
Chicago Board of Education Dedicated Capital Improvement Tax, 5.00%, 4/01/38	2,075,000	2,202,012
City of Chicago,
5.00%, 1/01/34	1,100,000	1,190,543
5.50%, 1/01/39	1,050,000	1,154,487
Refunding, Series 2021A, 5.00%, 1/01/33	640,000	693,549
Illinois Finance Authority,
Lifespace Communities, Inc. Obligated Group, Refunding, Series 2015A, 5.00%, 5/15/24	245,000	241,950
[b] Refunding, 4.00%, 10/01/31	180,000	164,756
[a] Refunding, Monthly, VRDN, 4.742%, 11/01/34	395,000	394,782
Metropolitan Pier & Exposition Authority,
McCormick Place Expansion, Refunding, 3.00%, 6/15/25	1,000,000	983,452
zero cpn., 6/15/28	100,000	82,960
zero cpn., 12/15/32	85,000	58,764
zero cpn., 0.01%, 12/15/30	550,000	413,030
Southwestern Illinois Development Authority, zero cpn., 12/01/24	245,000	232,156
State of Illinois,
Series 2020B, 5.00%, 10/01/31	150,000	167,206
Series 2021B, 3.00%, 12/01/41	500,000	396,692
Series A, 5.00%, 3/01/31	325,000	363,001
State of Illinois Sales Tax Revenue,
5.00%, 6/15/30	695,000	755,637
Series D, 4.00%, 6/15/30	625,000	629,879
[b] Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	121,479	105,146
Village of Villa Park, Garden Station Redevelopment Area, 4.50%, 12/31/38	100,000	75,979
		10,409,174
Indiana 0.6%
[b] City of Goshen, Green Oaks of Goshen LLC, 4.75%, 8/01/24	130,000	124,141
[b] City of Jeffersonville, Vivera Senior Living of Columbus LLC, Series 2020A, 4.75%, 11/01/30	100,000	87,218
Indiana Finance Authority,
Ohio Valley Electric Corp., Series 2012C, 3.00%, 11/01/30	150,000	136,047
University of Evansville, 7.00%, 9/01/32	180,000	169,234

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[b] Indiana Housing & Community Development Authority, Vita of Marion LLC, Series 2021A, 5.00%, 4/01/31	100,000	87,270
		603,910
Iowa 2.4%
Iowa Finance Authority,
[a] 4.00%, 12/01/50	1,000,000	986,088
[a] 4.092%, 5/15/56	500,000	455,772
4.125%, 5/15/38	100,000	73,695
5.00%, 5/15/32	500,000	446,927
Iowa Tobacco Settlement Authority, Refunding, Series 2021B-1, 4.00%, 6/01/49	610,000	604,149
		2,566,631
Kentucky 1.4%
[a] City of Berea, 3.82%, 6/01/29	230,000	230,000
[a] County of Owen, Refunding, VRDN, Series A, 2.45%, 6/01/39	100,000	92,160
Kentucky Economic Development Finance Authority, 5.00%, 8/01/29	280,000	303,257
[a] Kentucky Public Energy Authority, Kentucky Public Energy Authority, , Series 2022A2, Daily,
VRDN, 4.59%, 8/01/52	875,000	834,501
Louisville/Jefferson County Metropolitan Government, Refunding, 4.00%, 5/01/29	100,000	93,003
		1,552,921
Louisiana 1.9%
Lakeshore Villages Master Community Development District, 5.00%, 6/01/32	245,000	246,726
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.50%, 11/01/32	1,505,000	1,452,552
[b] 3.90%, 11/01/44	185,000	162,469
[b] 5.00%, 7/01/29	100,000	96,049
[b] Patriot Services Group Obligated Group, 5.25%, 10/01/32	145,000	124,813
		2,082,609
Maryland 0.5%
[b] City of Baltimore, Harbor Point Special Taxing District, Refunding, 3.25%, 6/01/31	100,000	89,856
County of Frederick, Oakdale-Lake Linganore Development District, 3.25%, 7/01/29	140,000	131,489
Maryland Economic Development Corp., Ports America Chesapeake LLC, Refunding, Series 2017A, 5.00%, 6/01/27	100,000	103,825
Maryland Health & Higher Educational Facilities Authority,
Adventist Healthcare Obligated Group, Refunding, 4.00%, 1/01/30	145,000	146,952
Refunding, 5.00%, 6/01/30	100,000	107,743
		579,865
Massachusetts 0.7%
Massachusetts Development Finance Agency,
Foxborough Regional Charter School, Refunding, 5.00%, 7/01/27	100,000	100,780
Salem Community Corp. Obligated Group, Refunding, 5.00%, 1/01/28	200,000	195,835
Massachusetts Educational Financing Authority, 4.25%, 7/01/44	500,000	495,011
		791,626
Michigan 0.6%
Grand Rapids Economic Development Corp., Refunding, 4.00%, 11/01/27	100,000	93,053
[b] Kalamazoo Economic Development Corp., Refunding, 5.00%, 8/15/31	110,000	104,159
Michigan Finance Authority,
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/27	190,000	183,573
Lawrence Technological University Obligated Group, Refunding, 4.00%, 2/01/32	285,000	266,983
		647,768
Minnesota 1.5%
County of Mille Lacs, Series 2018A, 3.00%, 2/01/24	135,000	134,555
Duluth Economic Development Authority, Refunding, 4.00%, 7/01/31	125,000	114,527
[a] Minnesota Municipal Gas Agency, 4.39%, 12/01/52	1,200,000	1,174,531
Northern Municipal Power Agency, Refunding, 5.00%, 1/01/36	100,000	105,042
St. Louis Park Independent School District No. 283, Series 2018A, 5.00%, 2/01/25	100,000	102,989
		1,631,644

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Mississippi 0.3%
[b] Mississippi Development Bank, Magnolia Regional Health Center, Refunding, 5.00%, 10/01/31	150,000	157,356
Mississippi Home Corp.,
[b] Patriot Services Group Obligated Group, Series 2021D-8, 3.50%, 6/01/33	100,000	83,106
Patriot Services Group Pascagoula Portfolio II Obligated Group, Series 2021A, 3.65%, 6/01/33	100,000	84,237
		324,699
Missouri 0.2%
Cape Girardeau County Industrial Development Authority, SoutheastHEALTH Obligated Group, 5.00%, 3/01/29	130,000	133,521
City of Maryland Heights, Westport Plaza Redevelopment, 3.625%, 11/01/31	40,000	35,716
		169,237
Montana 0.1%
Cascade County High School District A Great Falls, 5.00%, 7/01/25	100,000	103,420

Nebraska 1.0%
[a] Central Plains Energy Project, Series 2022-1, VRDN, 5.00%, 5/01/53	1,000,000	1,037,333

Nevada 0.7%
Carson City, Carson Tahoe Regional Healthcare Obligated Group, 5.00%, 9/01/28	140,000	147,049
City of Las Vegas Special Improvement District No. 611, Special Improvement District No 611, Special Assessment, 3.50%,
6/01/31	160,000	143,592
City of Las Vegas Special Improvement District No. 816, Special Assessment, 2.50%, 6/01/29	200,000	173,393
Tahoe-Douglas Visitors Authority, 5.00%, 7/01/31	250,000	259,825
		723,859
New Jersey 3.4%
[b] Camden County Improvement Authority, Camden Prep High School Project, 5.00%, 7/15/32	250,000	262,060
New Jersey Economic Development Authority,
5.00%, 7/01/32	100,000	100,221
[a] AMT, Refunding, VRDN, 2.20%, 10/01/39	100,000	87,014
United Airlines, Inc., 5.25%, 9/15/29	250,000	250,714
New Jersey Higher Education Student Assistance Authority, 4.00%, 12/01/44	1,000,000	972,068
New Jersey Transportation Trust Fund Authority,
4.00%, 6/15/42	1,000,000	966,741
4.25%, 6/15/44	1,000,000	990,816
Pinelands Regional School District, 3.00%, 8/01/27	100,000	98,009
		3,727,643
New York 6.8%
[a] City of New York, 4.25%, 10/01/46	665,000	665,000
Metropolitan Transportation Authority,
Green Bond, Series 2017C-1, 5.00%, 11/15/28	1,530,000	1,636,104
Green Bond, Series 2017C-1, 5.00%, 11/15/30	940,000	999,461
New York State Dormitory Authority, St Joseph’s College, 5.00%, 7/01/30	65,000	69,065
New York Transportation Development Corp.,
2.25%, 8/01/26	120,000	115,631
3.00%, 8/01/31	210,000	187,158
4.00%, 1/01/36	450,000	439,923
5.00%, 1/01/36	935,000	965,305
AMT, 5.25%, 8/01/31	90,000	93,788
Delta Air Lines, Inc., AMT, 4.00%, 10/01/30	725,000	724,096
Port Authority of New York & New Jersey,
4.00%, 7/15/35	1,000,000	1,035,812
Series 230TH, 3.00%, 12/01/31	500,000	502,227
		7,433,570
North Carolina 0.5%
[a] Charlotte-Mecklenburg Hospital Authority, 3.75%, 1/15/37	500,000	500,000

North Dakota 0.5%
City of Horace, 5.125%, 7/01/25	500,000	500,254
[b,c] County of Grand Forks, Red River Biorefinery LLC, AMT, 6.625%, 12/15/31	125,000	62,500
		562,754

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Ohio 2.8%
Akron Bath Copley Joint Township Hospital District, Summa Health System Obligated Group, Refunding, 4.00%, 11/15/33	150,000	147,205
Buckeye Tobacco Settlement Financing Authority,
4.00%, 6/01/39	155,000	152,496
Refunding, Series 2020A-2, Class 1, 5.00%, 6/01/28	175,000	185,795
County of Cuyahoga, Eliza Jennings Obligated Group, Refunding, 5.00%, 5/15/32	555,000	534,574
County of Franklin,
Ohio Living Obligated Group, Refunding, 4.00%, 7/01/33	200,000	182,067
Wesley Communities Obligated Group, Refunding, 5.00%, 11/15/30	100,000	97,412
Franklin County Convention Facilities Authority, 5.00%, 12/01/30	100,000	102,223
Ohio Air Quality Development Authority,
[a] 4.25%, 11/01/39	1,000,000	993,121
[b] AMT, 3.75%, 1/15/28	100,000	98,566
Ohio Higher Educational Facility Commission, Cleveland Institute of Music/The, 5.00%, 12/01/32	300,000	316,425
State of Ohio, Refunding, 5.00%, 11/15/33	200,000	210,764
		3,020,648
Oregon 0.3%
Union County Hospital Facility Authority, Grande Ronde Hospital Inc Obligated Group, 5.00%, 7/01/31	340,000	363,007

Pennsylvania 1.2%
Allegheny County Higher Education Building Authority, Robert Morris University, 5.00%, 10/15/26	100,000	100,898
[b] Allentown Neighborhood Improvement Zone Development Authority, 5.00%, 5/01/28	100,000	102,159
Bucks County Industrial Development Authority, Grand View Hospital/Sellersville PA Obligated
Group, 5.00%, 7/01/32	150,000	145,259
Franklin County Industrial Development Authority, Refunding, 5.00%, 12/01/28	100,000	95,524
[a] Luzerne County Industrial Development Authority, Pennsylvania-American Water Co., AMT,
Refunding, VRDN, 2.45%, 12/01/39	100,000	91,940
Pennsylvania Economic Development Financing Authority, UPMC Obligated Group, Series 2017A, 3.375%, 11/15/33	125,000	122,825
Philadelphia Authority for Industrial Development, MaST Community Charter School II, 5.00%, 8/01/30	150,000	153,905
Redevelopment Authority of the City of Philadelphia, Social Bond, Series 2021A, 2.799%, 9/01/33	500,000	409,101
Westmoreland County Industrial Development Authority, Excela Health Obligated Group, Refunding, Series 2020A, 5.00%,
7/01/30	100,000	104,823
		1,326,434
Puerto Rico 1.9%
Commonwealth of Puerto Rico,
Series 2021A1, 4.00%, 7/01/33	359,628	342,500
Series 2021A1, 4.00%, 7/01/35	8,654	8,066
Series 2021A1, 4.00%, 7/01/37	7,428	6,687
Series 2021A1, 4.00%, 7/01/41	10,099	8,801
Series 2021A1, 4.00%, 7/01/46	110,503	93,758
Series 2021A1, 5.625%, 7/01/27	10,626	11,201
Series 2021A1, 5.625%, 7/01/29	10,454	11,213
Series 2021A1, 5.75%, 7/01/31	10,154	11,112
[a] VRDN, 11/01/43	45,588	23,022
zero cpn., 7/01/33	12,391	7,593
zero cpn., 0.01%, 7/01/24	3,219	3,084
GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	328,067	271,475
HTA HRRB Custodial Trust,
5.25%, 7/01/32	200,000	202,427
5.50%, 7/01/28	155,000	159,688
5.50%, 7/01/29	250,000	258,076
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 6.125%, 7/01/24	10,000	10,105
Puerto Rico Electric Power Authority,
Refunding, Series 2007VV, 5.25%, 7/01/27	170,000	170,483
Refunding, Series 2007VV, 5.25%, 7/01/32	175,000	172,983

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Puerto Rico Industrial Tourist Educational Medical & Environmental Control Financing Authority,
4.00%, 7/01/37	100,000	91,590
4.00%, 7/01/39	100,000	89,448
4.00%, 7/01/40	100,000	88,729
		2,042,041

South Carolina 0.5%
[b] County of Richland, Village at Sandhill Improvement District, Special Assessment, Refunding, 3.00%, 11/01/26	100,000	92,475
Patriots Energy Group, Refunding, 4.00%, 6/01/33	100,000	100,708
South Carolina Jobs-Economic Development Authority,
AHPC Vista Towers 2021 LLC, 3.65%, 12/01/36	100,000	79,991
[b] Columbia Portfolio Obligated Group, 5.75%, 6/01/37	315,000	210,421
[b] Orchard Pk and Willowbrook Apartment, 3.65%, 12/01/36	100,000	80,232
		563,827

Tennessee 4.2%
Chattanooga Health Educational & Housing Facility Board, 4.00%, 8/01/38	1,000,000	976,036
City of Lawrenceburg, Refunding, 2.50%, 6/01/27	100,000	96,038
Cleveland Housing Authority,
[b] Cleveland Forward Phase One LLC, 6.25%, 4/01/41	300,000	285,815
[b] Cleveland Forward Phase Two LLC, 6.25%, 4/01/41	100,000	95,272
[a] Tennergy Corp., 5.50%, 10/01/53	2,000,000	2,118,646
Tennessee Energy Acquisition Corp.,
[a] 5.00%, 5/01/52	500,000	519,055
[a] 5.00%, 5/01/53	500,000	517,490
		4,608,352

Texas 8.1%
Arlington Higher Education Finance Corp., Riverwalk Education Foundation, Inc., 4.00%, 8/15/33	100,000	102,789
City of Cedar Park, Refunding, 5.00%, 2/15/24	100,000	101,110
City of Celina,
[b] Celina Hills Public Improvement District, Special Assessment, 4.375%, 9/01/27	100,000	98,257
[b] Edgewood Creek Public Improvement District, Special Assessment, 3.75%, 9/01/31	180,000	157,217
[b] Special Assessment, 3.625%, 9/01/30	125,000	113,162
[b] Sutton Fields II Public Improvement District, Special Assessment, 2.875%, 9/01/27	100,000	90,282
[b] The Parks at Wilson Creek Public Improvement District, Special Assessment, 3.25%, 9/01/31	110,000	98,119
[b] Wells North Public Improvement District, Special Assessment, 3.25%, 9/01/30	180,000	160,105
[b] City of Crandall, Special Assessment, 4.75%, 9/15/31	100,000	93,554
City of Fate,
[b] Monterra Public Improvement District, Special Assessment, 2.75%, 8/15/26	97,000	90,278
[b] Williamsburg East Public Improvement District, Special Assessment, 3.375%, 8/15/30	145,000	128,834
City of Horseshoe Bay, Escondido Public Improvement District, Special Assessment, Refunding, 3.00%, 10/01/30	140,000	122,621
City of Houston Airport System Revenue, 4.00%, 7/01/40	1,000,000	965,583
City of Kyle,
[b] 4.50%, 9/01/33	395,000	394,023
[b] Creeks Public Improvement District, Special Assessment, 2.75%, 9/01/26	100,000	91,464
Kyle 57 Public Improvement District, Series 2022, 4.75%, 9/01/32	133,000	130,956
[b] Plum Creek North Public Improvement District, Special Assessment, 4.375%, 9/01/32	215,000	205,440
City of Lago Vista,
Special Assessment, Refunding, 3.125%, 9/01/30	130,000	117,970
[b] Tessera on Lake Travis Public Improvement District, Special Assessment, Refunding, 5.00%, 9/01/30	140,000	131,594
City of Leander, Oak Creek Public Improvement District, Special Assessment, Refunding, 3.25%, 9/01/32	100,000	88,411
[b] City of Liberty Hill, Summerlyn West Public Improvement District, Special Assessment, 3.125%, 9/01/30	75,000	65,920
[b,e] City of Manor, 5.25%, 9/15/43	200,000	198,755
[b] City of Mclendon-Chisholm, Sonoma Public Improvement District, Special Assessment, 5.375%, 9/15/32	155,000	155,497
[b] City of Mesquite, 4.00%, 9/01/30	130,000	130,148
City of Pflugerville, 4.00%, 8/01/40	350,000	351,918

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

City of Pilot Point,
[b] Creekview Public Improvement District, Special Assessment, Series 2022, 5.25%, 9/15/32	150,000	151,004
[b] Creekview Public Improvement District, Special Assessment, Series 2022, 5.75%, 9/15/32	145,000	145,580
City of Princeton,
[b] Special Assessment, 3.25%, 9/01/30	100,000	90,213
[b] Winchester Public Improvement District, Special Assessment, 2.875%, 9/01/31	100,000	86,145
[b] City of Royse City, Creekshaw Public Improvement District, Special Assessment, 3.125%, 9/15/25	150,000	144,310
[b] City of Sachse, 6.00%, 9/15/28	100,000	100,972
[b] City of Tomball, Raburn Reserve Public Improvement District, Special Assessment, 3.375%, 9/15/30	100,000	90,785
[b] County of Hays, La Cima Public Improvement District, Special Assessment, 3.25%, 9/15/30	150,000	131,749
[b] County of Medina, Woodlands Public Improvement District IA#1 Project, Special Assessment, 3.50%, 9/01/26	100,000	92,080
Matagorda County Navigation District No. 1, 5.125%, 11/01/28	1,000,000	1,049,427
New Hope Cultural Education Facilities Finance Corp., 5.00%, 4/01/31	30,000	31,463
CHF-Collegiate Housing College Station I LLC, 5.00%, 4/01/29	100,000	99,746
Refunding, 4.00%, 1/01/29	100,000	87,726
North Parkway Municipal Management District No. 1,
[b] Legacy Hills Public Improvement District, Special Assessment, 3.625%, 9/15/31	50,000	45,115
[b] Special Assessment, 4.25%, 9/15/31	152,000	146,790
Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/31	1,750,000	1,824,617
Viridian Municipal Management District, Special Assessment, 2.875%, 12/01/30	100,000	85,853
Viridian Public Improvement District, Special Assessment, 2.375%, 12/01/25	40,000	37,562
		8,825,144
Utah 0.7%
Military Installation Development Authority, Series 2021A-2, 4.00%, 6/01/36	250,000	214,453
[b] Utah Charter School Finance Authority, Wallace Stegner Academy, Series 2022A, 5.25%, 6/15/32	230,000	226,131
Utah Infrastructure Agency, 5.00%, 10/15/32	250,000	261,816
Utah State Building Ownership Authority, Master Lease Program, 2.50%, 5/15/27	100,000	95,959
		798,359
Vermont 0.1%
Vermont Public Power Supply Authority, Refunding, Series 2017A, 5.00%, 7/01/28	100,000	105,004

Virginia 0.2%
[b] Peninsula Town Center Community Development Authority, Special Assessment, Refunding, 4.50%, 9/01/28	100,000	99,235
Virginia Small Business Financing Authority, National Senior Campuses, Inc.Obligated Group, Refunding, 5.00%, 1/01/33	100,000	107,226
		206,461
Washington 1.7%
Skagit County Public Hospital District No. 1, Refunding, 5.00%, 12/01/29	100,000	103,069
Washington Health Care Facilities Authority,
[b] 3.00%, 12/01/34	125,000	114,380
[b] 5.00%, 12/01/32	250,000	274,337
5.00%, 8/01/35	970,000	1,032,557
Washington State Housing Finance Commission,
[b] eliseo Obligated Group, Series 2021A, 4.00%, 1/01/31	100,000	91,123
[b] Madison at Rivers Edge Apartments LLC, 3.65%, 1/01/37	100,000	80,235
[b] Presbyterian Retirement Communities Northwest Obligated Group, Series 2019A, 5.00%, 1/01/34	100,000	86,723
[b] Spokane United Methodist Homes Obligated Group, 5.00%, 1/01/32	100,000	88,533
		1,870,957
West Virginia 0.2%
[a] West Virginia Economic Development Authority, Appalachian Power Co., VRDN, 3.75%, 12/01/42	250,000	248,737

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Wisconsin 1.3%
Public Finance Authority,
[b] Coral Academy of Science Reno, 5.375%, 6/01/37	335,000	329,034
[b] Friends Homes Obligated Group, Refunding, 4.00%, 9/01/29	100,000	93,592
[b] Ocean Academy Charter School, 4.00%, 10/15/31	100,000	89,264
[b] Refunding, 4.00%, 3/01/27	45,000	43,569
[b] Refunding, 4.00%, 7/01/31	100,000	87,917
[b] Refunding, 5.00%, 10/01/24	100,000	99,909
[b] Refunding, 5.00%, 10/01/29	100,000	101,275
Refunding, 5.00%, 1/01/30	250,000	270,480
[b] Signature Preparatory, 5.00%, 6/15/31	120,000	115,132
[a,b] VRDN, 3.50%, 12/01/50	100,000	81,015
Wisconsin Health & Educational Facilities Authority, St John’s Communities, Inc. Obligated Group, Series 2018A, 4.00%,
9/15/27	100,000	100,117
		1,411,304
Senior Floating Rate Interest 0.5%
Real Estate Development 0.5%
Centennial Gardens LP, Delayed Draw Term Loan, 6.206%, 8/01/24	500,000	511,329

Total Floating Rate Loans (Cost $500,000)		511,329

Total Investments (Cost $110,421,222) 98.8%		107,186,939
Other Assets, less Liabilities 1.2%		1,267,095

Net Assets 100.0%		$108,454,034

*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Variable rate security. The rate shown represents the yield at period end.
[b]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $16,227,439, representing 15.0% of net assets.
[c]Defaulted securities.
[d]Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
[e]Security purchased on a when-issued basis.

Abbreviations

Selected Portfolio

CSCDA – California Statewide Communities
Development Authority

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Emerging Market Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 95.9%
Brazil 3.1%
Alupar Investimento SA, UNIT	Electric Utilities	540	$3,356
Ambev SA	Beverages	23,000	73,472
Atacadao SA	Consumer Staples Distribution & Retail	500	1,161
Banco Bradesco SA	Banks	6,500	19,726
Banco do Brasil SA	Banks	4,000	40,962
BB Seguridade Participacoes SA	Insurance	3,500	22,325
Caixa Seguridade Participacoes SA	Insurance	2,500	5,338
Cia Energetica de Minas Gerais	Electric Utilities	1,500	6,007
Cia Paranaense de Energia	Electric Utilities	1,500	13,007
Cia Siderurgica Nacional SA	Metals & Mining	3,000	7,544
CPFL Energia SA	Electric Utilities	1,000	7,129
Energisa SA	Electric Utilities	1,500	15,609
Klabin SA	Containers & Packaging	4,000	18,051
Neoenergia SA	Electric Utilities	1,000	4,401
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	10,500	72,046
Telefonica Brasil SA	Diversified Telecommunication Services	2,000	17,940
TIM SA	Wireless Telecommunication Services	4,000	12,123
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	1,000	7,803
Vibra Energia SA	Specialty Retail	5,500	20,579
			368,579
Chile 0.9%
AntarChile SA	Industrial Conglomerates	630	5,655
Banco de Chile	Banks	233,495	24,361
Banco de Credito e Inversiones SA	Banks	320	9,773
Banco Santander Chile	Banks	302,945	14,329
Cencosud SA	Consumer Staples Distribution & Retail	6,715	13,008
Cencosud Shopping SA	Real Estate Management & Development	2,190	3,942
Cia Sud Americana de Vapores SA	Marine Transportation	76,385	5,185
Empresas CMPC SA	Paper & Forest Products	5,530	10,575
Empresas Copec SA	Oil, Gas & Consumable Fuels	1,940	14,390
Quinenco SA	Industrial Conglomerates	1,665	5,584
			106,802
China 27.2%
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A	Entertainment	1,000	4,795
Agricultural Bank of China Ltd., Class A	Banks	62,500	30,327
Agricultural Bank of China Ltd., Class H	Banks	150,000	58,954
[a] Alibaba Group Holding Ltd., Class A	Broadline Retail	20,500	212,414
Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,500	4,895
Anhui Conch Cement Co. Ltd., Class H	Construction Materials	6,670	17,704
ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	1,040	10,623
AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	5,000	2,632
AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	5,000	2,425
[a] Baidu, Inc., Class A	Interactive Media & Services	1,250	21,183
Bank of Beijing Co. Ltd., Class A	Banks	9,000	5,728
Bank of Changsha Co. Ltd., Class A	Banks	2,000	2,133
[a] Bank of Chengdu Co. Ltd., Class A	Banks	1,500	2,518
Bank of China Ltd., Class A	Banks	21,500	11,556
Bank of China Ltd., Class H	Banks	275,000	110,188
Bank of Communications Co. Ltd., Class A	Banks	17,000	13,554
Bank of Communications Co. Ltd., Class H	Banks	110,000	72,850
[a] Bank of Jiangsu Co. Ltd., Class A	Banks	6,000	6,062
Bank of Nanjing Co. Ltd., Class A	Banks	4,000	4,399
Bank of Shanghai Co. Ltd., Class A	Banks	6,000	4,742
Bank of Suzhou Co. Ltd., Class A	Banks	2,000	1,801
Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	10,500	8,112
[a] BeiGene Ltd.	Biotechnology	500	6,852

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,500	9,044
[b] Blue Moon Group Holdings Ltd.	Household Products	7,500	3,732
BOC Hong Kong Holdings Ltd.	Banks	20,000	61,123
BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	17,500	9,839
BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	4,500	1,843
Changjiang Securities Co. Ltd., Class A	Capital Markets	2,500	1,993
China CITIC Bank Corp. Ltd., Class H	Banks	45,000	21,132
China Conch Venture Holdings Ltd.	Construction & Engineering	7,500	9,762
China Construction Bank Corp., Class A	Banks	2,000	1,721
[a] China Construction Bank Corp., Class H	Banks	265,000	171,446
[a] China Everbright Bank Co. Ltd., Class A	Banks	18,500	7,807
China Everbright Bank Co. Ltd., Class H	Banks	15,000	4,307
[b,c] China Feihe Ltd.	Food Products	15,000	8,345
China Hongqiao Group Ltd.	Metals & Mining	10,000	8,116
China International Marine Containers Group Co. Ltd.,
Class A	Machinery	1,000	947
China International Marine Containers Group Co. Ltd.,
Class H	Machinery	4,000	2,322
China Life Insurance Co. Ltd., Class H	Insurance	40,000	66,662
China Medical System Holdings Ltd.	Pharmaceuticals	5,000	8,141
China Merchants Bank Co. Ltd., Class A	Banks	7,000	31,523
China Merchants Bank Co. Ltd., Class H	Banks	14,000	63,599
China Merchants Expressway Network & Technology
Holdings Co. Ltd., Class A	Transportation Infrastructure	1,500	1,979
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	6,670	9,414
China Merchants Securities Co. Ltd., Class A	Capital Markets	3,500	6,529
[b] China Merchants Securities Co. Ltd., Class H	Capital Markets	3,000	2,825
China Minsheng Banking Corp. Ltd., Class A	Banks	15,500	7,990
China Minsheng Banking Corp. Ltd., Class H	Banks	35,000	12,952
China National Building Material Co. Ltd., Class H	Construction Materials	23,000	14,146
China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	17,500	38,142
China Pacific Insurance Group Co. Ltd., Class A	Insurance	2,500	8,928
China Pacific Insurance Group Co. Ltd., Class H	Insurance	10,000	25,840
China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	14,000	12,239
China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	120,000	70,286
China Resources Cement Holdings Ltd.	Construction Materials	10,000	4,122
China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,500	14,794
China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	17,500	53,483
China Taiping Insurance Holdings Co. Ltd.	Insurance	8,000	8,310
[b,c] China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	250,000	27,754
China Vanke Co. Ltd., Class A	Real Estate Management & Development	4,000	7,709
China Vanke Co. Ltd., Class H	Real Estate Management & Development	10,500	14,095
China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	10,000	30,324
China Zheshang Bank Co. Ltd., Class A	Banks	9,000	3,266
China Zheshang Bank Co. Ltd., Class H	Banks	10,000	3,279
Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	4,000	1,974
Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	10,000	3,535
Chongqing Water Group Co. Ltd., Class A	Water Utilities	1,500	1,146
Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	12,000	21,560
CITIC Ltd., Class B	Industrial Conglomerates	30,000	35,794
Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,500	3,266
COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	4,500	1,528
COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	20,000	2,476
COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	17,500	15,766
[a] Country Garden Holdings Co. Ltd.	Real Estate Management & Development	50,000	10,145
Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	9,700	12,526
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	10,000	8,690
[b] Dali Foods Group Co. Ltd.	Food Products	10,000	4,466
Daqin Railway Co. Ltd., Class A	Ground Transportation	6,500	6,639
Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	500	1,365
Easyhome New Retail Group Co. Ltd., Class A	Broadline Retail	3,000	1,571

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

ENN Energy Holdings Ltd.	Gas Utilities	2,000	24,909
[a] FAW Jiefang Group Co. Ltd.	Machinery	1,000	1,151
Focus Media Information Technology Co. Ltd., Class A	Media	6,000	5,617
Fosun International Ltd.	Industrial Conglomerates	10,000	6,865
Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	6,500	22,516
Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	1,000	4,928
[b] Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	4,000	16,538
Gemdale Corp., Class A	Real Estate Management & Development	2,000	1,982
Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	2,000	10,037
Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	1,500	1,487
Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,000	2,829
Guangzhou Yuexiu Capital Holdings Group Co. Ltd.,
Class A	Capital Markets	2,000	1,746
Guosen Securities Co. Ltd., Class A	Capital Markets	4,000	4,800
Guotai Junan Securities Co. Ltd., Class A	Capital Markets	3,500	6,731
[b] Guotai Junan Securities Co. Ltd., Class H	Capital Markets	5,000	5,863
Henan Shenhuo Coal & Power Co. Ltd., Class A	Metals & Mining	1,000	1,787
Henan Shuanghui Investment & Development Co. Ltd.,
Class A	Food Products	1,500	5,050
Hengan International Group Co. Ltd.	Personal Care Products	3,750	15,791
[a] Hengli Petrochemical Co. Ltd., Class A	Chemicals	3,000	5,909
HLA Group Corp. Ltd., Class A	Specialty Retail	2,000	1,891
Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	4,000	3,678
Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	10,000	5,219
Huafon Chemical Co. Ltd., Class A	Chemicals	2,000	1,886
Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	1,000	1,584
Huaxia Bank Co. Ltd., Class A	Banks	7,500	5,577
Huaxin Cement Co. Ltd., Class A	Construction Materials	500	849
Huaxin Cement Co. Ltd., Class H	Construction Materials	2,000	1,733
Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,500	3,806
Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	4,000	2,623
Industrial & Commercial Bank of China Ltd., Class A	Banks	25,500	16,895
Industrial & Commercial Bank of China Ltd., Class H	Banks	220,000	117,347
Industrial Bank Co. Ltd., Class A	Banks	9,000	19,361
Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	700	863
Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,800	3,080
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	2,500	9,732
[a] Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	500	2,622
[a,b] JD.com, Inc., Class A	Broadline Retail	3,500	59,133
Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	500	676
Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	5,528
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,340	9,099
[a,b] Kuaishou Technology, Class B	Interactive Media & Services	1,000	6,833
LB Group Co. Ltd., Class A	Chemicals	1,000	2,268
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	40,000	41,702
[a] Li Auto, Inc., Class A	Automobiles	1,000	17,291
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	1,000	5,379
[a] Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	500	2,674
[a] Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	1,000	3,439
[b,c] Longfor Group Holdings Ltd.	Real Estate Management & Development	7,420	18,028
[a,b] Meituan, Class B	Hotels, Restaurants & Leisure	4,540	70,852
Minth Group Ltd.	Automobile Components	3,340	9,163
NetEase, Inc.	Entertainment	3,517	68,486
New China Life Insurance Co. Ltd., Class A	Insurance	1,000	5,054
New China Life Insurance Co. Ltd., Class H	Insurance	4,500	11,858
People’s Insurance Co. Group of China Ltd., Class H	Insurance	45,000	16,308
PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	104,000	71,929

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

PICC Property & Casualty Co. Ltd., Class H	Insurance	36,000	40,012
Ping An Insurance Group Co. of China Ltd.	Insurance	18,200	115,773
Ping An Insurance Group Co. of China Ltd., Class A	Insurance	2,500	15,945
Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	5,000	8,956
Postal Savings Bank of China Co. Ltd., Class A	Banks	16,000	10,755
[b] Postal Savings Bank of China Co. Ltd., Class H	Banks	40,000	24,602
SAIC Motor Corp. Ltd., Class A	Automobiles	5,000	9,739
Satellite Chemical Co. Ltd., Class A	Chemicals	1,500	3,085
Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	4,000	10,002
Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,000	876
Shanghai Baosight Software Co. Ltd., Class A	Software	1,000	6,984
Shanghai Baosight Software Co. Ltd., Class B	Software	3,600	9,504
Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	4,500	1,664
Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	13,000	12,938
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,000	943
Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,000	2,502
Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	1,952
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,500	33,385
[a,d] Shimao Group Holdings Ltd.	Real Estate Management & Development	9,000	446
Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,000	4,138
Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	2,800	3,776
Sinoma Science & Technology Co. Ltd., Class A	Chemicals	1,000	2,821
Sinotrans Ltd., Class A	Air Freight & Logistics	2,000	1,281
Sinotrans Ltd., Class H	Air Freight & Logistics	10,000	3,560
Sinotruk Hong Kong Ltd.	Machinery	2,500	4,855
[b] Smoore International Holdings Ltd.	Tobacco	10,000	10,157
Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	10,000	2,578
Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	800	7,978
Tencent Holdings Ltd.	Interactive Media & Services	7,900	334,283
Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	2,500	2,058
Tingyi Cayman Islands Holding Corp.	Food Products	10,000	15,542
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,000	1,435
Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,500	11,791
[b] Topsports International Holdings Ltd.	Specialty Retail	15,000	12,997
Uni-President China Holdings Ltd.	Food Products	5,000	4,211
Universal Scientific Industrial Shanghai Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,000	2,056
Want Want China Holdings Ltd.	Food Products	30,000	19,907
Western Superconducting Technologies Co. Ltd., Class A	Metals & Mining	287	2,199
Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,950	2,083
XCMG Construction Machinery Co. Ltd., Class A	Machinery	5,500	5,118
Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,500	2,250
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	23,000	26,561
Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,000	4,113
Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	8,000	22,918
Youngor Group Co. Ltd., Class A	Real Estate Management & Development	2,000	1,735
Yuexiu Property Co. Ltd.	Real Estate Management & Development	10,000	11,625
Yutong Bus Co. Ltd., Class A	Machinery	1,000	2,026
Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	1,500	3,175
[a] Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	1,500	1,777
Zoomlion Heavy Industry Science & Technology Co. Ltd.,
Class A	Machinery	3,500	3,248
[a] Zoomlion Heavy Industry Science & Technology Co. Ltd.,
Class H	Machinery	9,000	4,651
ZTE Corp., Class A	Communications Equipment	200	1,252
ZTE Corp., Class H	Communications Equipment	1,000	4,007

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

ZTO Express Cayman, Inc.	Air Freight & Logistics	250	6,269
			3,252,180
Colombia 0.3%
Banco de Bogota SA	Banks	535	4,061
Bancolombia SA	Banks	1,180	8,760
Ecopetrol SA	Oil, Gas & Consumable Fuels	24,110	12,356
Grupo Energia Bogota SA ESP	Gas Utilities	12,035	5,260
Interconexion Electrica SA ESP	Electric Utilities	2,520	10,193
			40,630
Czech Republic 0.4%
CEZ AS	Electric Utilities	800	33,063
Komercni Banka AS	Banks	390	11,900
			44,963
Greece 0.5%
Hellenic Telecommunications Organization SA	Diversified Telecommunication Services	1,030	17,654
Helleniq Energy Holdings SA	Oil, Gas & Consumable Fuels	320	2,733
JUMBO SA	Specialty Retail	550	15,121
Motor Oil Hellas Corinth Refineries SA	Oil, Gas & Consumable Fuels	340	8,606
OPAP SA	Hotels, Restaurants & Leisure	1,080	18,829
			62,943
Hong Kong 1.8%
Beijing Enterprises Water Group Ltd., Class A	Water Utilities	20,000	4,747
Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	20,000	8,422
China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	20,000	7,886
China Gas Holdings Ltd., Class A	Gas Utilities	16,000	18,314
China Resources Gas Group Ltd., Class A	Gas Utilities	2,000	6,840
China Resources Land Ltd., Class H	Real Estate Management & Development	14,000	59,311
Far East Horizon Ltd.	Financial Services	10,000	7,912
Geely Automobile Holdings Ltd.	Automobiles	25,000	30,498
Guangdong Investment Ltd.	Water Utilities	15,000	12,939
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	5,000	4,702
Orient Overseas International Ltd.	Marine Transportation	750	10,059
Sino Biopharmaceutical Ltd.	Pharmaceuticals	55,000	23,932
Xinyi Glass Holdings Ltd.	Building Products	15,000	23,352
			218,914
Hungary 0.2%
MOL Hungarian Oil & Gas PLC	Oil, Gas & Consumable Fuels	2,580	22,549
Richter Gedeon Nyrt	Pharmaceuticals	50	1,231
			23,780
India 12.1%
Adani Enterprises Ltd.	Trading Companies & Distributors	70	2,038
Aurobindo Pharma Ltd.	Pharmaceuticals	285	2,527
Bajaj Auto Ltd.	Automobiles	375	21,446
Bajaj Holdings & Investment Ltd.	Financial Services	155	13,234
Bosch Ltd.	Automobile Components	45	10,445
Britannia Industries Ltd.	Food Products	620	37,974
Coal India Ltd.	Oil, Gas & Consumable Fuels	12,170	34,269
Colgate-Palmolive India Ltd.	Personal Care Products	710	14,610
Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	455	28,617
Embassy Office Parks REIT	Office REITs	3,220	11,448
GAIL India Ltd.	Gas Utilities	14,415	18,459
HCL Technologies Ltd.	IT Services	5,895	85,364
[b] HDFC Asset Management Co. Ltd.	Capital Markets	410	11,473
HDFC Bank Ltd.	Banks	3,640	75,492
Hero MotoCorp Ltd.	Automobiles	665	23,590
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	3,415	11,400
Hindustan Unilever Ltd.	Personal Care Products	2,970	96,958
Housing Development Finance Corp. Ltd.	Financial Services	2,425	83,417
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	10,320	11,485

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Indraprastha Gas Ltd.	Gas Utilities	1,970	11,367
[a] Indus Towers Ltd.	Diversified Telecommunication Services	4,510	9,030
Info Edge India Ltd.	Interactive Media & Services	400	21,862
Infosys Ltd.	IT Services	10,685	173,945
ITC Ltd.	Tobacco	16,445	90,528
[b,c] LTIMindtree Ltd.	IT Services	345	21,857
Mphasis Ltd.	IT Services	480	11,088
Muthoot Finance Ltd.	Consumer Finance	150	2,267
Nestle India Ltd.	Food Products	105	29,303
NTPC Ltd.	Independent Power Producers & Energy Traders	24,920	57,458
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	21,555	42,119
Oracle Financial Services Software Ltd.	Software	130	6,115
Power Finance Corp. Ltd.	Financial Services	5,910	15,554
Power Grid Corp. of India Ltd.	Electric Utilities	18,115	56,341
REC Ltd.	Financial Services	6,370	12,785
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	1,595	49,583
Steel Authority of India Ltd.	Metals & Mining	7,635	7,957
Tata Consultancy Services Ltd.	IT Services	2,170	87,350
Tata Consumer Products Ltd.	Food Products	745	7,818
Tata Steel Ltd.	Metals & Mining	42,185	57,593
Tech Mahindra Ltd.	IT Services	1,270	17,507
TVS Motor Co. Ltd.	Automobiles	1,230	19,876
Varun Beverages Ltd.	Beverages	370	3,620
Vedanta Ltd.	Metals & Mining	6,135	20,786
[a] Zomato Ltd.	Hotels, Restaurants & Leisure	25,700	23,511
			1,451,466
Indonesia 2.8%
Adaro Energy Indonesia Tbk PT, Class B	Oil, Gas & Consumable Fuels	71,500	10,635
Astra International Tbk PT, Class H	Industrial Conglomerates	105,500	47,675
Bank Mandiri Persero Tbk PT, Class A	Banks	218,500	75,785
Bank Rakyat Indonesia Persero Tbk PT, Class A	Banks	294,000	106,383
Bayan Resources Tbk PT	Oil, Gas & Consumable Fuels	46,500	48,074
Bukit Asam Tbk PT, Class A	Oil, Gas & Consumable Fuels	20,000	3,575
Indofood Sukses Makmur Tbk PT	Food Products	23,000	11,276
Semen Indonesia Persero Tbk PT	Construction Materials	18,000	7,294
Unilever Indonesia Tbk PT	Household Products	31,000	8,808
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	8,000	12,419
			331,924
Kuwait 1.1%
Gulf Bank KSCP	Banks	11,275	9,722
Mobile Telecommunications Co. KSCP	Wireless Telecommunication Services	11,855	19,980
National Bank of Kuwait SAKP	Banks	33,995	103,417
			133,119
Malaysia 2.9%
Axiata Group Bhd, Class A	Wireless Telecommunication Services	26,500	15,046
CIMB Group Holdings Bhd, Class A	Banks	39,500	42,822
Genting Malaysia Bhd	Hotels, Restaurants & Leisure	16,500	8,696
HAP Seng Consolidated Bhd	Industrial Conglomerates	3,500	2,347
IOI Corp. Bhd	Food Products	17,000	13,585
Kuala Lumpur Kepong Bhd	Food Products	3,000	14,115
Malayan Banking Bhd	Banks	39,500	73,034
Maxis Bhd	Wireless Telecommunication Services	13,500	11,859
MISC Bhd	Marine Transportation	7,500	11,505
Petronas Chemicals Group Bhd	Chemicals	16,000	20,568
Petronas Gas Bhd	Gas Utilities	4,500	16,101
Public Bank Bhd	Banks	60,000	49,491
RHB Bank Bhd	Banks	21,500	25,012
Sime Darby Bhd	Industrial Conglomerates	16,500	7,247
Sime Darby Plantation Bhd	Food Products	4,000	3,556
Tenaga Nasional Bhd	Electric Utilities	16,500	31,992
Westports Holdings Bhd	Transportation Infrastructure	4,500	3,509
			350,485

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Mexico 1.4%
Arca Continental SAB de CV	Beverages	2,480	25,441
Fibra Uno Administracion SA de CV	Diversified REITs	15,845	23,097
[b] GMexico Transportes SAB de CV, Class C	Ground Transportation	2,495	5,758
Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	190	3,404
Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	1,015	28,242
Grupo Financiero Banorte SAB de CV, Class O	Banks	2,350	19,349
Grupo Mexico SAB de CV, Class B	Metals & Mining	7,580	36,423
Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	7,175	15,927
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	1,025	10,248
			167,889
Peru 0.0%†
Intercorp Financial Services, Inc.	Banks	170	4,223

Philippines 0.4%
Aboitiz Power Corp., Class A	Independent Power Producers & Energy Traders	9,000	6,269
Globe Telecom, Inc.	Wireless Telecommunication Services	150	4,704
International Container Terminal Services, Inc.	Transportation Infrastructure	4,300	15,876
Manila Electric Co.	Electric Utilities	1,600	9,710
PLDT, Inc.	Wireless Telecommunication Services	475	11,290
			47,849
Qatar 0.2%
Commercial Bank PSQC	Banks	11,545	18,393

Russia 0.0%†
[a,d] Alrosa PJSC	Metals & Mining	54,971	—
[d] Gazprom PJSC	Oil, Gas & Consumable Fuels	44,709	—
[d] Inter RAO UES PJSC	Electric Utilities	811,741	—
[d] LUKOIL PJSC	Oil, Gas & Consumable Fuels	2,268	—
[a,d] MMC Norilsk Nickel PJSC	Metals & Mining	693	—
[d] Moscow Exchange MICEX	Capital Markets	21,224	—
[a,d] Novolipetsk Steel PJSC	Metals & Mining	35,119	—
[d] PhosAgro PJSC	Chemicals	1,073	—
[a,d] PhosAgro PJSC	Chemicals	21	—
[a,c,d] PhosAgro PJSC, GDR	Chemicals	1	—
[a,d] Polymetal International PLC	Metals & Mining	7,294	—
[a,d] Polyus PJSC	Metals & Mining	756	—
[d] Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	20,055	—
[a,d] Severstal PAO	Metals & Mining	6,090	—
[d] Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	132,846	—
[d] Tatneft PJSC	Oil, Gas & Consumable Fuels	29,792	—
[a,c,d] TCS Group Holding PLC, GDR	Banks	1,778	—
[d] United Co. RUSAL International PJSC	Metals & Mining	24,749	—
			—
Saudi Arabia 3.8%
Advanced Petrochemical Co.	Chemicals	700	8,231
Alinma Bank	Banks	875	7,815
Banque Saudi Fransi	Banks	2,620	29,129
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	40	3,052
Jarir Marketing Co.	Specialty Retail	3,350	14,773
Riyad Bank	Banks	1,770	15,880
SABIC Agri-Nutrients Co.	Chemicals	1,250	43,192
Sahara International Petrochemical Co.	Chemicals	1,950	19,158
[b] Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	6,195	53,267
Saudi Basic Industries Corp.	Chemicals	4,145	97,472
Saudi Industrial Investment Group	Chemicals	2,045	14,449
Saudi Investment Bank	Banks	2,655	12,076
Saudi National Bank	Banks	3,095	30,367
Saudi Telecom Co.	Diversified Telecommunication Services	7,480	86,752

Yanbu National Petrochemical Co.	Chemicals	1,375	17,395
			453,008
South Africa 4.5%
Absa Group Ltd.	Banks	4,195	37,286
African Rainbow Minerals Ltd.	Metals & Mining	550	5,794
Anglo American Platinum Ltd.	Metals & Mining	295	13,293
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	1,185	10,304
FirstRand Ltd.	Financial Services	26,005	94,295
Gold Fields Ltd.	Metals & Mining	1,840	25,484
Growthpoint Properties Ltd.	Diversified REITs	16,990	10,486
Impala Platinum Holdings Ltd.	Metals & Mining	4,475	29,686
Kumba Iron Ore Ltd.	Metals & Mining	260	6,091
Mr Price Group Ltd.	Specialty Retail	1,210	9,236
MultiChoice Group	Media	2,370	11,980
Naspers Ltd., Class N	Broadline Retail	210	37,784
Nedbank Group Ltd.	Banks	2,435	29,463
Old Mutual Ltd.	Insurance	22,465	14,413
Sanlam Ltd.	Insurance	8,475	26,177
Santam Ltd.	Insurance	225	3,442
Sasol Ltd.	Chemicals	2,765	34,141
Sibanye Stillwater Ltd.	Metals & Mining	15,085	23,157
Standard Bank Group Ltd.	Banks	6,440	60,526
Tiger Brands Ltd.	Food Products	795	7,038
Vodacom Group Ltd.	Wireless Telecommunication Services	4,295	26,646
Woolworths Holdings Ltd.	Broadline Retail	4,705	17,770
			534,492
South Korea 8.9%
BNK Financial Group, Inc., Class H	Banks	1,470	7,731
Cheil Worldwide, Inc., Class A	Media	410	5,641
DB Insurance Co. Ltd., Class A	Insurance	250	14,154
Ecopro BM Co. Ltd.	Electrical Equipment	60	11,338
Ecopro Co. Ltd.	Chemicals	5	2,861
GS Holdings Corp.	Industrial Conglomerates	495	13,768
Hana Financial Group, Inc.	Banks	1,595	47,451
Hanon Systems	Automobile Components	800	5,555
HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	235	10,683
HMM Co. Ltd.	Marine Transportation	1,735	24,821
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	275	6,480
Hyundai Motor Co.	Automobiles	225	35,262
Industrial Bank of Korea	Banks	1,535	12,046
Kakao Corp.	Interactive Media & Services	205	7,639
KB Financial Group, Inc.	Banks	2,080	75,377
Kia Corp.	Automobiles	1,255	84,292
[a] Korea Gas Corp.	Gas Utilities	150	2,926
KT Corp.	Diversified Telecommunication Services	745	16,849
KT&G Corp.	Tobacco	600	37,703
L&F Co. Ltd.	Electronic Equipment, Instruments & Components	30	5,533
LG Chem Ltd.	Chemicals	20	10,124
LG Corp.	Industrial Conglomerates	85	5,677
[a] LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,155	13,815
LG Uplus Corp.	Diversified Telecommunication Services	1,145	9,324
NCSoft Corp.	Entertainment	90	20,150
NH Investment & Securities Co. Ltd., Class C	Capital Markets	800	5,798
S-1 Corp.	Commercial Services & Supplies	80	3,236
Samsung Card Co. Ltd.	Consumer Finance	120	2,700
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	7,010	384,110
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	170	29,674
Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	10	5,077
Samsung Securities Co. Ltd.	Capital Markets	340	9,289
SD Biosensor, Inc.	Health Care Equipment & Supplies	280	2,599
Shinhan Financial Group Co. Ltd.	Banks	1,925	49,672
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	220	19,234
SK Telecom Co. Ltd.	Wireless Telecommunication Services	585	20,689

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

S-Oil Corp.	Oil, Gas & Consumable Fuels	215	10,883
SSANGYONG C&E Co. Ltd.	Construction Materials	570	2,288
Woori Financial Group, Inc.	Banks	3,490	31,228
			1,063,677
Taiwan 19.3%
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	15,000	15,099
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	17,000	60,316
Asia Cement Corp.	Construction Materials	15,000	21,384
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	3,850	38,878
AUO Corp., Class H	Electronic Equipment, Instruments & Components	40,200	24,008
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	4,170	23,498
Cathay Financial Holding Co. Ltd., Class A	Insurance	50,376	69,795
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	3,340	10,510
[a] China Development Financial Holding Corp., Class A	Insurance	90,000	35,833
China Steel Corp., Class A	Metals & Mining	68,000	64,191
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	20,000	18,783
CTBC Financial Holding Co. Ltd., Class A	Banks	85,000	67,821
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	5,500	16,512
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	9,000	22,713
Formosa Chemicals & Fibre Corp.	Chemicals	22,400	48,260
Formosa Plastics Corp.	Chemicals	25,000	68,792
Fubon Financial Holding Co. Ltd.	Insurance	18,500	36,115
Giant Manufacturing Co. Ltd.	Leisure Products	2,000	14,770
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,000	15,958
Highwealth Construction Corp.	Real Estate Management & Development	8,000	10,955
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	30,000	108,847
Innolux Corp.	Electronic Equipment, Instruments & Components	50,730	24,840
Kinsus Interconnect Technology Corp.	Semiconductors & Semiconductor Equipment	1,000	3,741
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	11,700	38,882
Macronix International Co. Ltd.	Semiconductors & Semiconductor Equipment	10,000	10,499
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	5,150	113,766
Merida Industry Co. Ltd.	Leisure Products	1,000	7,128
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,400	19,268
Nan Ya Plastics Corp.	Chemicals	30,040	69,929
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,000	8,477
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	6,670	15,163
Nien Made Enterprise Co. Ltd.	Household Durables	950	10,447
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	3,000	41,083
Pegatron Corp.	Technology Hardware, Storage & Peripherals	10,000	24,017
Phison Electronics Corp.	Semiconductors & Semiconductor Equipment	1,000	13,213
Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	15,000	14,906
Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	4,000	13,485
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	15,000	73,207
Radiant Opto-Electronics Corp.	Semiconductors & Semiconductor Equipment	3,000	10,596
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,667	33,183
Ruentex Industries Ltd.	Textiles, Apparel & Luxury Goods	5,000	9,665
Simplo Technology Co. Ltd.	Electronic Equipment, Instruments & Components	1,000	10,548
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	3,340	17,320
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	7,500	13,967
Taiwan Fertilizer Co. Ltd.	Chemicals	5,000	9,713
[a] Taiwan Glass Industry Corp.	Building Products	5,000	3,098
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	10,000	30,696
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	33,300	615,865
Tripod Technology Corp.	Electronic Equipment, Instruments & Components	3,000	11,896
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	57,000	88,764
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	5,000	14,128
Wan Hai Lines Ltd.	Marine Transportation	8,200	15,534
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	2,000	10,531
[a] Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	15,000	13,221
Wistron Corp.	Technology Hardware, Storage & Peripherals	5,000	14,577
WPG Holdings Ltd.	Electronic Equipment, Instruments & Components	8,000	14,051
[a] Yang Ming Marine Transport Corp.	Marine Transportation	10,000	20,228
Yuanta Financial Holding Co. Ltd.	Financial Services	65,520	48,596

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,000	6,743
			2,308,009
Thailand 1.6%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	6,000	36,215
Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	19,000	4,743
BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	34,500	7,249
Carabao Group PCL, Class A, NVDR	Beverages	1,500	2,771
Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	17,500	9,724
Delta Electronics Thailand PCL, Class A, NVDR	Electronic Equipment, Instruments & Components	1,500	3,892
Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	1,500	5,521
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	5,900	12,314
JMT Network Services PCL, NVDR	Consumer Finance	4,000	4,231
Land & Houses PCL, NVDR	Real Estate Management & Development	17,000	4,052
Osotspa PCL, NVDR	Beverages	8,400	7,048
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	7,000	29,615
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	44,500	42,046
Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	2,000	2,017
Ratch Group PCL, fgn.	Independent Power Producers & Energy Traders	1,000	1,008
Srisawad Corp. PCL, NVDR	Consumer Finance	4,000	5,331
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	5,000	6,240
Thai Union Group PCL, NVDR	Food Products	13,000	4,730
Tisco Financial Group PCL, NVDR	Banks	2,000	5,472
			194,219
Turkey 0.7%
Akbank TAS	Banks	16,595	12,858
BIM Birlesik Magazalar AS	Consumer Staples Distribution & Retail	2,075	13,571
Enka Insaat ve Sanayi AS	Industrial Conglomerates	645	725
Haci Omer Sabanci Holding AS	Banks	7,320	12,922
Tofas Turk Otomobil Fabrikasi AS	Automobiles	635	6,150
[a] Turk Telekomunikasyon AS	Diversified Telecommunication Services	2,350	1,869
Turkiye Garanti Bankasi AS	Banks	3,330	4,093
Turkiye Is Bankasi AS, Class C	Banks	17,830	9,616
Turkiye Petrol Rafinerileri AS	Oil, Gas & Consumable Fuels	4,955	15,072
Yapi ve Kredi Bankasi AS	Banks	13,805	6,873
			83,749
United Arab Emirates 1.6%
Abu Dhabi Islamic Bank PJSC	Banks	8,105	23,478
Abu Dhabi National Oil Co. for Distribution PJSC	Specialty Retail	15,585	16,548
Dubai Islamic Bank PJSC	Banks	15,750	23,455
Emaar Development PJSC	Real Estate Management & Development	4,440	6,987
Emirates Telecommunications Group Co. PJSC	Diversified Telecommunication Services	6,515	39,732
First Abu Dhabi Bank PJSC	Banks	3,945	14,650
[a] International Holding Co. PJSC	Industrial Conglomerates	615	65,970
			190,820
United States 0.2%
JBS SA	Food Products	3,500	12,668
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	385	13,289
			25,957

Total Common Stocks (Cost $12,751,304)			11,478,070

Preferred Stocks 3.1%
Brazil 2.1%
[e] Banco Bradesco SA, 5.21%, pfd.	Banks	23,000	78,431
[e] Cia Energetica de Minas Gerais, 7.597%, pfd.	Electric Utilities	7,500	19,994
[e] Gerdau SA, 13.115%, pfd.	Metals & Mining	5,475	28,453
[e] Itau Unibanco Holding SA, 4.585%, pfd.	Banks	7,500	44,185
[e] Petroleo Brasileiro SA, 15.645%, pfd.	Oil, Gas & Consumable Fuels	13,000	79,579
			250,642

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Chile 0.4%
[e] Sociedad Quimica y Minera de Chile SA, Class B, 0.014%,
pfd., Class B	Chemicals	710	51,690

Colombia 0.1%
[e] Bancolombia SA, 11.89%, pfd.	Banks	2,025	13,574

Russia 0.0%†
[d] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	162,582	—

South Korea 0.5%
[e] Hyundai Motor Co., 5.561%, pfd.	Automobiles	55	4,579
[e] Hyundai Motor Co., 5.561%, pfd.	Automobiles	40	3,303
[e] Samsung Electronics Co. Ltd., 1.822%, pfd.	Technology Hardware, Storage & Peripherals	1,090	49,220
[e] Samsung Fire & Marine Insurance Co. Ltd., 8.054%, pfd.	Insurance	15	1,951
			59,053

Total Preferred Stocks (Cost $414,103)			374,959
Right 0.0%†
Hong Kong 0.0%†
[a] China Zheshang Bank Co. Ltd.	Banks	3,000	130
Total Rights (Cost $0)			130
Total Investments (Cost $13,165,407) 99.0%			11,853,159
Other Assets, less Liabilities 1.0%			115,006
Net Assets 100.0%			$11,968,165

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $364,480, representing 3.0% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. At June 30, 2023, the value of was $75,984, representing 0.6% of net assets.
dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
eVariable rate security. The rate shown represents the yield at period end.

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI Emerging Markets Index			Long	3	$149,685	9/15/23	$(2,191)
*As of period end.

Abbreviations

Selected Portfolio

GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Exponential Data ETF	Country	Shares	Value
Common Stocks 93.7%
Capital Markets 6.1%
FactSet Research Systems, Inc.	United States	152	$60,899
Moody’s Corp.	United States	66	22,950
MSCI, Inc.	United States	149	69,924
S&P Global, Inc.	United States	196	78,574
			232,347
Communications Equipment 2.5%
[a] Arista Networks, Inc.	United States	593	96,102

Electronic Equipment, Instruments & Components 1.8%
[a] Keysight Technologies, Inc.	United States	412	68,989

Health Care Equipment & Supplies 1.4%
[a] Dexcom, Inc.	United States	421	54,103

Interactive Media & Services 5.9%
[a] Alphabet, Inc., Class A	United States	1,349	161,475
[a] ZoomInfo Technologies, Inc., Class A	United States	2,418	61,393
			222,868
IT Services 19.6%
Accenture PLC, Class A	United States	249	76,837
[a] Cloudflare, Inc., Class A	United States	1,063	69,488
[a] Endava PLC, ADR	United Kingdom	210	10,876
[a] EPAM Systems, Inc.	United States	41	9,215
[a] Gartner, Inc.	United States	226	79,170
[a] Globant SA	United States	78	14,018
[a] MongoDB, Inc.	United States	762	313,174
[a] Snowflake, Inc., Class A	United States	917	161,374
[a] Thoughtworks Holding, Inc.	United States	1,328	10,026
			744,178

Media 2.2%
[a] Trade Desk, Inc., Class A	United States	1,093	84,401

Professional Services 0.5%
TransUnion	United States	252	19,739

Software 42.9%
[a] Confluent, Inc., Class A	United States	1,330	46,962
[a] Crowdstrike Holdings, Inc., Class A	United States	785	115,293
[a] Datadog, Inc., Class A	United States	1,865	183,479
[a] Fair Isaac Corp.	United States	146	118,145
[a] Fortinet, Inc.	United States	1,354	102,349
[a] Gitlab, Inc., Class A	United States	258	13,186
[a] HubSpot, Inc.	United States	114	60,658
Microsoft Corp.	United States	837	285,032
[a] Monday.com Ltd.	United States	505	86,466
[a] Palo Alto Networks, Inc.	United States	773	197,509
[a] Salesforce, Inc.	United States	224	47,322
[a] SentinelOne, Inc., Class A	United States	2,569	38,792
ServiceNow, Inc.	United States	318	178,707
[a] Sprinklr, Inc., Class A	United States	1,646	22,764
[a] Sprout Social, Inc., Class A	United States	286	13,202
Trend Micro, Inc.	Japan	1,209	58,093
[a] Zscaler, Inc.	United States	402	58,813
			1,626,772
Specialized REITs 8.0%
Crown Castle, Inc.	United States	679	77,365
Equinix, Inc.	United States	218	170,899

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

SBA Communications Corp.	United States	235	54,464
			302,728
Wireless Telecommunication Services 2.8%
[a] T-Mobile U.S., Inc.	United States	770	106,953
Total Common Stocks (Cost $3,291,775)			3,559,180
Short-Term Investments 6.2%
Money Market Funds 6.2%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 4.81%	United States	235,292	235,292
Total Short-Term Investments (Cost $235,292)			235,292
Total Investments (Cost $3,527,067) 99.9%			3,794,472
Other Assets, less Liabilities 0.1%			2,208
Net Assets 100.0%			$3,796,680

aNon-income producing.
bThe rate shown is the annualized seven-day effective yield at period end.
cSee Note 3(c) regarding investments in affiliated management investment companies.

Selected Portfolio

ADR	–	American Depositary Receipt
REIT	–	Real Estate Investment Trust
SBA	–	Small Business Administration

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Asia ex Japan ETF	Industry	Shares
Common Stocks 99.2%
Cambodia 0.0%†
[a] NagaCorp Ltd.	Hotels, Restaurants & Leisure	8,150	$4,295

China 32.7%
[a] 360 Security Technology, Inc., Class A	Software	2,500	4,309
[b] 3SBio, Inc., Class A	Biotechnology	7,000	7,030
AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	3,500	8,236
ADAMA Ltd., Class A	Chemicals	400	464
Addsino Co. Ltd., Class A	Communications Equipment	700	962
[a] Advanced Micro-Fabrication Equipment, Inc. China,
Class A	Semiconductors & Semiconductor Equipment	175	3,764
AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	400	1,342
AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	900	5,228
[a] Agile Group Holdings Ltd.	Real Estate Management & Development	8,000	1,266
Agricultural Bank of China Ltd., Class A	Banks	33,300	16,158
Agricultural Bank of China Ltd., Class H	Banks	147,000	57,775
Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	3,255	8,300
[a] Air China Ltd., Class A	Passenger Airlines	2,800	3,171
[a] Air China Ltd., Class H	Passenger Airlines	8,000	5,696
Airtac International Group, Class A	Machinery	770	25,342
[a,b] Akeso, Inc.	Biotechnology	2,000	9,022
[a] Alibaba Group Holding Ltd., Class A	Broadline Retail	81,600	845,510
[a,b] A-Living Smart City Services Co. Ltd., Class H	Real Estate Management & Development	3,500	2,251
All Winner Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	400	1,498
[a] Alpha Group, Class A	Leisure Products	400	549
Aluminum Corp. of China Ltd., Class A	Metals & Mining	4,200	3,170
Aluminum Corp. of China Ltd., Class H	Metals & Mining	20,000	8,601
[a] Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	175	2,028
An Hui Wenergy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,100	998
Angang Steel Co. Ltd., Class A	Metals & Mining	1,800	688
Angang Steel Co. Ltd., Class H	Metals & Mining	8,000	2,093
Angel Yeast Co. Ltd., Class A	Food Products	400	1,991
[a,b] Angelalign Technology, Inc.	Health Care Equipment & Supplies	200	1,864
Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	532	731
Anhui Conch Cement Co. Ltd., Class A	Construction Materials	1,400	4,569
Anhui Conch Cement Co. Ltd., Class H	Construction Materials	5,690	15,102
Anhui Expressway Co. Ltd., Class A	Transportation Infrastructure	400	576
Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	2,000	1,932
[a] Anhui Gujing Distillery Co. Ltd., Class A	Beverages	100	3,401
[a] Anhui Gujing Distillery Co. Ltd., Class B	Beverages	600	10,336
Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	400	720
Anjoy Foods Group Co. Ltd., Class A	Food Products	100	2,018
Anker Innovations Technology Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	100	1,203
ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	6,000	61,289
Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	975
Asymchem Laboratories Tianjin Co. Ltd., Class A	Pharmaceuticals	40	648
Autohome, Inc., ADR	Interactive Media & Services	301	8,777
Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	400	1,336
AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	3,200	1,685
AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	13,000	6,304
AVICOPTER PLC, Class A	Aerospace & Defense	200	1,095
[b] BAIC Motor Corp. Ltd., Class H	Automobiles	12,500	3,031
[a] Baidu, Inc., Class A	Interactive Media & Services	10,600	179,629
Bank of Beijing Co. Ltd., Class A	Banks	7,000	4,455
Bank of Changsha Co. Ltd., Class A	Banks	1,100	1,173
[a] Bank of Chengdu Co. Ltd., Class A	Banks	400	671
Bank of China Ltd., Class A	Banks	15,800	8,492
Bank of China Ltd., Class H	Banks	360,000	144,246
Bank of Communications Co. Ltd., Class A	Banks	14,000	11,162

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Bank of Communications Co. Ltd., Class H	Banks	34,000	22,517
Bank of Guiyang Co. Ltd., Class A	Banks	1,100	780
Bank of Hangzhou Co. Ltd., Class A	Banks	2,100	3,392
[a] Bank of Jiangsu Co. Ltd., Class A	Banks	2,080	2,101
Bank of Nanjing Co. Ltd., Class A	Banks	3,200	3,519
Bank of Ningbo Co. Ltd., Class A	Banks	2,180	7,582
Bank of Qingdao Co. Ltd., Class A	Banks	1,400	602
Bank of Shanghai Co. Ltd., Class A	Banks	5,380	4,252
[a] Bank of Zhengzhou Co. Ltd., Class A	Banks	3,084	975
Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	6,300	4,867
BBMG Corp., Class A	Construction Materials	2,100	629
BBMG Corp., Class H	Construction Materials	14,000	1,536
[a] BeiGene Ltd.	Biotechnology	3,000	41,115
Beijing Capital Development Co. Ltd., Class A	Real Estate Management & Development	700	375
Beijing Capital Eco-Environment Protection Group Co.
Ltd., Class A	Water Utilities	2,800	1,108
[a] Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	10,000	6,470
Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	1,100	998
Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	200	1,384
[a] Beijing E-Hualu Information Technology Co. Ltd.,
Class A	Software	200	914
Beijing Enlight Media Co. Ltd., Class A	Entertainment	1,100	1,223
Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	2,000	7,235
Beijing Haixin Energy Technology Co. Ltd., Class A	Chemicals	700	329
[a] Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	1,100	954
Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	10,000	2,386
[a] Beijing Kingsoft Office Software, Inc., Class A	Software	124	8,049
Beijing New Building Materials PLC, Class A	Building Products	700	2,358
[a] Beijing Orient National Communication Science &
Technology Co. Ltd., Class A	Software	400	618
Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	247	182
[a] Beijing Shiji Information Technology Co. Ltd., Class A	Software	910	1,751
Beijing Shougang Co. Ltd., Class A	Metals & Mining	1,800	866
[a] Beijing Shunxin Agriculture Co. Ltd., Class A	Beverages	400	1,852
[a] Beijing Sinnet Technology Co. Ltd., Class A	IT Services	700	1,034
Beijing SL Pharmaceutical Co. Ltd., Class A	Biotechnology	400	555
Beijing Tongrentang Co. Ltd., Class A	Pharmaceuticals	500	3,956
Beijing Ultrapower Software Co. Ltd., Class A	IT Services	700	1,347
Beijing United Information Technology Co. Ltd.,
Class A	Trading Companies & Distributors	210	1,066
Beijing Wantai Biological Pharmacy Enterprise Co.
Ltd., Class A	Biotechnology	203	1,863
Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	700	1,200
Beijing Yuanliu Hongyuan Electronic Technology Co.
Ltd., Class A	Electronic Equipment, Instruments & Components	100	898
Beijing Zhong Ke San Huan High-Tech Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	445	784
BGI Genomics Co. Ltd., Class A	Biotechnology	100	825
[a] Bilibili, Inc., Class Z	Entertainment	1,120	16,679
[b] Blue Moon Group Holdings Ltd.	Household Products	3,500	1,742
Blue Sail Medical Co. Ltd., Class A	Health Care Equipment & Supplies	400	395
[a] Bluefocus Intelligent Communications Group Co. Ltd.,
Class A	Media	700	930
[a] Bluestar Adisseo Co., Class A	Chemicals	400	438
BOC Hong Kong Holdings Ltd.	Banks	17,000	51,955
BOC International China Co. Ltd., Class A	Capital Markets	400	586
BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	13,000	7,309
BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	4,900	2,007
Bright Dairy & Food Co. Ltd., Class A	Food Products	400	572
[a] BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	400	1,042

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[b] Budweiser Brewing Co. APAC Ltd., Class H	Beverages	7,700	19,848
BYD Co. Ltd., Class A	Automobiles	600	21,301
BYD Co. Ltd., Class H	Automobiles	4,500	143,557
BYD Electronic International Co. Ltd.	Communications Equipment	3,500	10,585
By-health Co. Ltd., Class A	Personal Care Products	700	2,307
C&D International Investment Group Ltd.	Real Estate Management & Development	3,000	6,799
C&S Paper Co. Ltd., Class A	Household Products	400	613
Caitong Securities Co. Ltd., Class A	Capital Markets	1,820	1,811
Camel Group Co. Ltd., Class A	Electrical Equipment	460	587
Canmax Technologies Co. Ltd., Class A	Chemicals	260	1,279
CanSino Biologics, Inc., Class A	Pharmaceuticals	23	258
[b] CanSino Biologics, Inc., Class H	Pharmaceuticals	400	1,335
CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,100	1,025
CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	2,340	1,180
Central China Securities Co. Ltd., Class A	Capital Markets	1,100	561
Central China Securities Co. Ltd., Class H	Capital Markets	4,000	567
CETC Cyberspace Security Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	400	1,532
CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,800	1,197
[b] CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	56,000	13,506
Changchun High & New Technology Industry Group, Inc.,
Class A	Pharmaceuticals	100	1,874
Changjiang Securities Co. Ltd., Class A	Capital Markets	2,100	1,674
Changzhou Xingyu Automotive Lighting Systems Co. Ltd.,
Class A	Automobile Components	100	1,699
[a] Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	700	2,824
Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	1,400	1,045
Chengxin Lithium Group Co. Ltd., Class A	Chemicals	400	1,752
China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	1,100	1,825
[a,b] China Bohai Bank Co. Ltd., Class H	Banks	14,000	2,162
China Cinda Asset Management Co. Ltd., Class H	Capital Markets	46,000	4,579
China CITIC Bank Corp. Ltd., Class A	Banks	3,900	3,206
China CITIC Bank Corp. Ltd., Class H	Banks	42,000	19,723
China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,800	2,088
China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	9,000	6,684
China Communications Services Corp. Ltd., Class H	Construction & Engineering	12,000	5,911
China Conch Venture Holdings Ltd.	Construction & Engineering	6,440	8,382
China Construction Bank Corp., Class A	Banks	3,500	3,012
[a] China Construction Bank Corp., Class H	Banks	442,000	285,958
China CSSC Holdings Ltd., Class A	Machinery	1,600	7,238
[b] China East Education Holdings Ltd., Class A	Diversified Consumer Services	2,000	768
[a] China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	3,900	2,552
[a] China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	8,000	2,705
China Energy Engineering Corp. Ltd.	Construction & Engineering	11,600	3,731
China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	14,000	1,715
[a] China Everbright Bank Co. Ltd., Class A	Banks	15,100	6,372
China Everbright Bank Co. Ltd., Class H	Banks	15,000	4,307
[a,c] China Evergrande Group, Class A	Real Estate Management & Development	24,000	2,191
[b] China Feihe Ltd.	Food Products	20,000	11,127
China Galaxy Securities Co. Ltd., Class A	Capital Markets	700	1,117
China Galaxy Securities Co. Ltd., Class H	Capital Markets	18,500	9,868
[a] China Great Wall Securities Co. Ltd., Class A	Capital Markets	700	782
China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	1,100	2,091
China Green Electricity Investment of Tianjin Co. Ltd.,
Class A	Real Estate Management & Development	700	1,123
China Hongqiao Group Ltd.	Metals & Mining	11,000	8,927
[a,b] China Huarong Asset Management Co. Ltd., Class H	Capital Markets	70,000	3,216
China International Capital Corp. Ltd., Class A	Capital Markets	400	1,953
[a,b] China International Capital Corp. Ltd., Class H	Capital Markets	6,900	12,098
China International Marine Containers Group Co. Ltd.,
Class A	Machinery	750	710

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

China International Marine Containers Group Co. Ltd.,
Class H	Machinery	3,700	2,148
China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	32,000	4,696
China Jushi Co. Ltd., Class A	Construction Materials	1,571	3,058
China Lesso Group Holdings Ltd.	Building Products	5,000	3,279
China Life Insurance Co. Ltd., Class H	Insurance	35,000	58,329
[a,b] China Literature Ltd., Class A	Media	1,400	5,886
China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	16,000	16,477
China Medical System Holdings Ltd.	Pharmaceuticals	6,000	9,770
China Meheco Co. Ltd., Class A	Health Care Providers & Services	560	999
China Meidong Auto Holdings Ltd.	Specialty Retail	2,000	2,310
China Merchants Bank Co. Ltd., Class A	Banks	6,800	30,622
China Merchants Bank Co. Ltd., Class H	Banks	18,000	81,770
China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,500	2,786
China Merchants Expressway Network & Technology
Holdings Co. Ltd., Class A	Transportation Infrastructure	700	924
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	7,000	9,879
[a] China Merchants Property Operation & Service Co. Ltd.,
Class A	Real Estate Management & Development	400	828
China Merchants Securities Co. Ltd., Class A	Capital Markets	2,720	5,074
[b] China Merchants Securities Co. Ltd., Class H	Capital Markets	2,200	2,072
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A	Real Estate Management & Development	2,500	4,478
China Minsheng Banking Corp. Ltd., Class A	Banks	12,300	6,340
China Minsheng Banking Corp. Ltd., Class H	Banks	31,500	11,657
China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	520	990
China National Building Material Co. Ltd., Class H	Construction Materials	22,750	13,993
China National Chemical Engineering Co. Ltd., Class A	Construction & Engineering	2,100	2,390
China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	5,800	5,621
China National Software & Service Co. Ltd., Class A	Software	260	1,675
[a] China Nonferrous Metal Industry’s Foreign Engineering &
Construction Co. Ltd., Class A	Metals & Mining	700	454
China Northern Rare Earth Group High-Tech Co. Ltd.,
Class A	Metals & Mining	1,400	4,615
China Oilfield Services Ltd., Class A	Energy Equipment & Services	700	1,336
China Oilfield Services Ltd., Class H	Energy Equipment & Services	8,000	8,259
China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	18,500	40,321
China Pacific Insurance Group Co. Ltd., Class A	Insurance	2,100	7,500
China Pacific Insurance Group Co. Ltd., Class H	Insurance	12,600	32,559
China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	11,600	10,141
China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	118,000	69,114
China Railway Group Ltd., Class A	Construction & Engineering	7,000	7,294
China Railway Group Ltd., Class H	Construction & Engineering	19,000	12,535
China Railway Signal & Communication Corp. Ltd.,
Class A	Electronic Equipment, Instruments & Components	2,333	1,860
[b] China Railway Signal & Communication Corp. Ltd.,
Class H	Electronic Equipment, Instruments & Components	7,000	2,644
China Rare Earth Resources & Technology Co. Ltd.,
Class A	Metals & Mining	400	1,628
China Reinsurance Group Corp., Class H	Insurance	35,000	2,367
China Resources Boya Bio-pharmaceutical Group Co.
Ltd., Class A	Biotechnology	200	997
China Resources Cement Holdings Ltd.	Construction Materials	12,000	4,946
China Resources Double Crane Pharmaceutical Co. Ltd.,
Class A	Pharmaceuticals	400	958
China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	343	2,471
[b] China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	2,600	12,906
[b] China Resources Pharmaceutical Group Ltd., Class A	Pharmaceuticals	7,500	6,527
China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	8,800	19,876

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

China Resources Sanjiu Medical & Pharmaceutical Co.
Ltd., Class A	Pharmaceuticals	400	3,335
[a] China Ruyi Holdings Ltd.	Entertainment	16,000	3,757
China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,500	10,567
China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	16,063	49,091
China South Publishing & Media Group Co. Ltd., Class A	Media	700	1,116
[a] China Southern Airlines Co. Ltd., Class A	Passenger Airlines	3,900	3,233
[a] China Southern Airlines Co. Ltd., Class H	Passenger Airlines	8,000	4,512
[a] China Southern Power Grid Energy
Efficiency&Clean Energy Co. Ltd., Class A	Commercial Services & Supplies	1,100	1,077
China State Construction Engineering Corp. Ltd., Class A	Construction & Engineering	14,700	11,599
China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	9,000	3,227
China Taiping Insurance Holdings Co. Ltd.	Insurance	7,000	7,271
China Three Gorges Renewables Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	8,800	6,496
China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	600	9,116
[b] China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	300	4,058
[b] China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	232,000	25,756
[a] China TransInfo Technology Co. Ltd., Class A	IT Services	400	750
[a] China Travel International Investment Hong Kong Ltd.,
Class A	Hotels, Restaurants & Leisure	14,000	2,733
China United Network Communications Ltd., Class A	Wireless Telecommunication Services	8,800	5,806
China Vanke Co. Ltd., Class A	Real Estate Management & Development	3,500	6,745
China Vanke Co. Ltd., Class H	Real Estate Management & Development	9,500	12,753
China World Trade Center Co. Ltd., Class A	Real Estate Management & Development	400	1,018
China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	7,700	23,349
China Zhenhua Group Science & Technology Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	200	2,635
China Zheshang Bank Co. Ltd., Class A	Banks	3,250	1,179
Chinalin Securities Co. Ltd., Class A	Capital Markets	400	752
Chinese Universe Publishing & Media Group Co. Ltd.,
Class A	Media	400	732
Chongqing Brewery Co. Ltd., Class A	Beverages	200	2,534
[a] Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	2,820	5,012
[a] Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	8,338	3,894
Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	520	1,309
Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	1,800	888
Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	12,000	4,242
Chongqing Water Group Co. Ltd., Class A	Water Utilities	400	306
Chongqing Zhifei Biological Products Co. Ltd., Class A	Biotechnology	900	5,468
Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	8,800	15,811
[a,c] CIFI Holdings Group Co. Ltd., Class A	Real Estate Management & Development	20,880	—
CITIC Ltd., Class B	Industrial Conglomerates	23,000	27,442
Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	1,880	4,093
CITIC Securities Co. Ltd., Class A	Capital Markets	3,995	10,862
CITIC Securities Co. Ltd., Class H	Capital Markets	11,000	19,932
CMOC Group Ltd., Class A	Metals & Mining	3,500	2,564
CMOC Group Ltd., Class H	Metals & Mining	18,000	9,417
CMST Development Co. Ltd., Class A	Air Freight & Logistics	400	296
CNGR Advanced Material Co. Ltd., Class A	Chemicals	200	1,656
CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	2,500	1,055
Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	1,440	45,288
COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	2,800	951

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	18,000	2,228
[a] COSCO SHIPPING Energy Transportation Co. Ltd.,
Class A	Oil, Gas & Consumable Fuels	1,100	1,911
[a] COSCO SHIPPING Energy Transportation Co. Ltd.,
Class H	Oil, Gas & Consumable Fuels	6,000	6,018
COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	4,600	5,944
COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	14,450	13,018
[a] Country Garden Holdings Co. Ltd.	Real Estate Management & Development	60,000	12,174
Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	9,300	12,010
CRRC Corp. Ltd., Class A	Machinery	8,100	7,237
CRRC Corp. Ltd., Class H	Machinery	21,000	11,496
CSC Financial Co. Ltd., Class A	Capital Markets	1,800	5,988
[b] CSC Financial Co. Ltd., Class H	Capital Markets	4,500	4,640
[a] CSG Holding Co. Ltd., Class A	Construction Materials	700	573
[a] CSG Holding Co. Ltd., Class B	Construction Materials	5,401	1,778
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	40,000	34,760
Daan Gene Co. Ltd., Class A	Biotechnology	612	839
[a] Dada Nexus Ltd., Class A, ADR	Consumer Staples Distribution & Retail	343	1,821
[b] Dali Foods Group Co. Ltd.	Food Products	11,000	4,913
Daqin Railway Co. Ltd., Class A	Ground Transportation	5,300	5,413
[a] Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	280	11,116
[a] Datang International Power Generation Co. Ltd.,
Class A	Independent Power Producers & Energy Traders	2,800	1,274
Datang International Power Generation Co. Ltd.,
Class H	Independent Power Producers & Energy Traders	14,000	2,644
DHC Software Co. Ltd., Class A	IT Services	1,100	1,068
Dian Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	400	1,409
Digital China Information Service Co. Ltd., Class A	IT Services	400	676
Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	560	1,529
Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	200	1,469
Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	1,100	2,820
Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	1,800	2,302
Dongfeng Motor Group Co. Ltd., Class H	Automobiles	14,000	6,396
Dongguan Development Holdings Co. Ltd., Class A	Transportation Infrastructure	400	503
Dongxing Securities Co. Ltd., Class A	Capital Markets	1,100	1,213
[a,b] East Buy Holding Ltd.	Diversified Consumer Services	1,500	4,881
East Group Co. Ltd., Class A	Electrical Equipment	400	368
East Money Information Co. Ltd., Class A	Capital Markets	5,265	10,277
Easyhome New Retail Group Co. Ltd., Class A	Broadline Retail	1,100	576
Ecovacs Robotics Co. Ltd., Class A	Household Durables	200	2,138
ENN Energy Holdings Ltd.	Gas Utilities	3,600	44,836
ENN Natural Gas Co. Ltd., Class A	Gas Utilities	1,100	2,870
[b] ESR Group Ltd., Class H	Real Estate Management & Development	12,600	21,609
Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	900	631
Eve Energy Co. Ltd., Class A	Electrical Equipment	680	5,655
Everbright Securities Co. Ltd., Class A	Capital Markets	1,400	3,058
[a,b] Everbright Securities Co. Ltd., Class H	Capital Markets	1,400	961
[a,b,c] Evergrande Property Services Group Ltd.	Real Estate Management & Development	24,000	2,812
[a] Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	1,460	1,244
[a] FAW Jiefang Group Co. Ltd.	Machinery	1,100	1,266
Fiberhome Telecommunication Technologies Co. Ltd.,
Class A	Communications Equipment	400	1,120
Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	1,100	683
[a] First Capital Securities Co. Ltd., Class A	Capital Markets	1,400	1,101
Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	400	2,117
Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	2,000	6,827
Focus Media Information Technology Co. Ltd., Class A	Media	5,500	5,149
Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	1,680	10,819
Fosun International Ltd.	Industrial Conglomerates	10,500	7,208

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	4,600	15,934
Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	400	635
Fujian Sunner Development Co. Ltd., Class A	Food Products	400	1,053
[a] Full Truck Alliance Co. Ltd., ADR	Ground Transportation	3,017	18,766
Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	700	3,450
[b] Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	2,800	11,576
Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	600	5,028
[a,b] Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	1,600	10,433
[a] GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,400	564
GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	98,000	22,635
[a] GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	5,600	2,948
[a] GDS Holdings Ltd., Class A	IT Services	4,600	6,281
[a] GEM Co. Ltd., Class A	Metals & Mining	1,800	1,710
Gemdale Corp., Class A	Real Estate Management & Development	1,800	1,784
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	4,770	10,713
GF Securities Co. Ltd., Class A	Capital Markets	2,200	4,449
[a] GF Securities Co. Ltd., Class H	Capital Markets	5,600	7,732
GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	100	1,461
[a] Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	150	2,146
Glarun Technology Co. Ltd., Class A	Communications Equipment	400	891
GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	1,100	2,684
[a] Gotion High-tech Co. Ltd., Class A	Electrical Equipment	700	2,658
[a] Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	700	352
[a] Great Wall Motor Co. Ltd., Class A	Automobiles	1,100	3,806
Great Wall Motor Co. Ltd., Class H	Automobiles	11,000	12,591
Greentown China Holdings Ltd.	Real Estate Management & Development	4,500	4,508
GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	700	1,128
[a] Guangdong Baolihua New Energy Stock Co. Ltd.,
Class A	Independent Power Producers & Energy Traders	1,100	1,061
[a] Guangdong Electric Power Development Co. Ltd.,
Class A	Independent Power Producers & Energy Traders	1,100	1,104
[a] Guangdong Electric Power Development Co. Ltd.,
Class B	Independent Power Producers & Energy Traders	3,200	984
Guangdong Golden Dragon Development, Inc.,
Class A	Capital Markets	400	686
Guangdong Haid Group Co. Ltd., Class A	Food Products	600	3,863
Guangdong HEC Technology Holding Co. Ltd., Class A	Metals & Mining	700	694
Guangdong Kinlong Hardware Products Co. Ltd.,
Class A	Building Products	100	890
Guangdong Xinbao Electrical Appliances Holdings Co.
Ltd., Class A	Household Durables	400	991
Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	2,100	1,980
[a] Guangshen Railway Co. Ltd., Class A	Ground Transportation	1,100	599
[a] Guangshen Railway Co. Ltd., Class H	Ground Transportation	8,000	2,532
Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,100	842
Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	500	543
Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	1,100	1,576
Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	16,000	9,535
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd., Class A	Health Care Providers & Services	400	1,753
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd., Class H	Health Care Providers & Services	1,100	3,320
Guangzhou Haige Communications Group, Inc. Co.,
Class A	Communications Equipment	700	995
Guangzhou Kingmed Diagnostics Group Co. Ltd.,
Class A	Health Care Providers & Services	200	2,076
Guangzhou Shiyuan Electronic Technology Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	100	919
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A	Chemicals	720	4,077
Guangzhou Yuexiu Capital Holdings Group Co. Ltd.,
Class A	Capital Markets	980	855
Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	400	484

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Guizhou Panjiang Refined Coal Co. Ltd., Class A	Oil, Gas & Consumable Fuels	700	669
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	244
Guolian Securities Co. Ltd., Class A	Capital Markets	700	876
Guosen Securities Co. Ltd., Class A	Capital Markets	1,600	1,920
[a] Guosheng Financial Holding, Inc., Class A	Capital Markets	400	483
Guotai Junan Securities Co. Ltd., Class A	Capital Markets	2,500	4,808
[b] Guotai Junan Securities Co. Ltd., Class H	Capital Markets	3,600	4,222
Guoyuan Securities Co. Ltd., Class A	Capital Markets	1,920	1,721
[a] H World Group Ltd., ADR	Hotels, Restaurants & Leisure	1,015	39,362
[b] Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	7,200	15,840
Haier Smart Home Co. Ltd., Class A	Household Durables	2,100	6,778
Haier Smart Home Co. Ltd., Class H	Household Durables	11,200	35,230
Haisco Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	400	1,298
Haitian International Holdings Ltd.	Machinery	3,000	6,998
Haitong Securities Co. Ltd., Class A	Capital Markets	3,200	4,056
Haitong Securities Co. Ltd., Class H	Capital Markets	16,800	10,290
Hang Zhou Great Star Industrial Co. Ltd., Class A	Household Durables	400	1,203
Hangzhou Binjiang Real Estate Group Co. Ltd.,
Class A	Real Estate Management & Development	700	849
Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	453	2,316
Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	400	1,391
Hangzhou Shunwang Technology Co. Ltd., Class A	Entertainment	400	946
Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	600	2,497
[a] Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	300	2,662
[b] Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	400	2,279
Han’s Laser Technology Industry Group Co. Ltd.,
Class A	Machinery	400	1,441
[b] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	5,000	8,039
Haohua Chemical Science & Technology Co. Ltd.,
Class A	Chemicals	400	2,070
Hefei Meiya Optoelectronic Technology, Inc., Class A	Machinery	120	425
Heilongjiang Agriculture Co. Ltd., Class A	Food Products	700	1,283
Henan Shuanghui Investment & Development Co. Ltd.,
Class A	Food Products	1,200	4,040
Hengan International Group Co. Ltd.	Personal Care Products	3,500	14,739
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	700	1,752
[a] Hengli Petrochemical Co. Ltd., Class A	Chemicals	1,260	2,482
Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	700	1,411
Hengyi Petrochemical Co. Ltd., Class A	Chemicals	1,100	1,025
Hesteel Co. Ltd., Class A	Metals & Mining	4,600	1,429
Hithink RoyalFlush Information Network Co. Ltd.,
Class A	Capital Markets	200	4,819
[a] Holitech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	700	340
Hopson Development Holdings Ltd.	Real Estate Management & Development	5,018	3,560
Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	200	1,925
[a] Hoyuan Green Energy Co. Ltd., Class A	Machinery	140	1,435
[a,b] Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	2,000	6,533
Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	1,800	1,655
Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	8,000	4,175
Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	700	4,173
Huafon Chemical Co. Ltd., Class A	Chemicals	1,400	1,320
Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	400	2,090
Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	700	1,108
Hualan Biological Engineering, Inc., Class A	Biotechnology	700	2,156
[a] Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	2,800	3,564
[a] Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	20,000	12,505
Huapont Life Sciences Co. Ltd., Class A	Chemicals	1,100	756
Huatai Securities Co. Ltd., Class A	Capital Markets	2,700	5,111
[b] Huatai Securities Co. Ltd., Class H	Capital Markets	6,400	7,905
Huaxi Securities Co. Ltd., Class A	Capital Markets	700	800

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Huaxia Bank Co. Ltd., Class A	Banks	4,900	3,644
Huaxin Cement Co. Ltd., Class A	Construction Materials	400	679
Huaxin Cement Co. Ltd., Class H	Construction Materials	1,400	1,213
Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	1,100	2,791
Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	700	289
Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	2,100	1,316
Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	400	1,222
Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	200	4,284
Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	700	2,592
Hunan Gold Corp. Ltd., Class A	Metals & Mining	400	671
Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	2,500	1,639
Hundsun Technologies, Inc., Class A	Software	676	4,116
[a] HUTCHMED China Ltd.	Pharmaceuticals	2,500	5,883
[b] Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	1,400	7,575
[a] Hytera Communications Corp. Ltd., Class A	Communications Equipment	400	319
[a] Iflytek Co. Ltd., Class A	Software	800	7,473
Imeik Technology Development Co. Ltd., Class A	Biotechnology	100	6,116
Industrial & Commercial Bank of China Ltd., Class A	Banks	26,600	17,624
Industrial & Commercial Bank of China Ltd., Class H	Banks	373,000	198,956
Industrial Bank Co. Ltd., Class A	Banks	7,000	15,059
Industrial Securities Co. Ltd., Class A	Capital Markets	3,240	2,726
Ingenic Semiconductor Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	2,428
Inmyshow Digital Technology Group Co. Ltd., Class A	Media	700	682
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	13,300	3,273
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	400	727
Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	2,940	3,234
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co. Ltd., Class A	Chemicals	2,800	1,578
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	2,200	8,564
Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	4,900	6,698
[a,b] Innovent Biologics, Inc., Class B	Biotechnology	6,500	24,551
Inspur Electronic Information Industry Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	400	2,667
Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	180	544
[a] iQIYI, Inc., ADR	Entertainment	2,086	11,139
JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,036	5,938
Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	400	1,275
JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	700	2,999
[a,b] JD Health International, Inc.	Consumer Staples Distribution & Retail	4,900	30,920
[a,b] JD Logistics, Inc.	Air Freight & Logistics	8,100	12,631
JD.com, Inc., Class A	Broadline Retail	11,200	189,225
Jiajiayue Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	400	690
Jiangling Motors Corp. Ltd., Class A	Automobiles	400	761
Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	1,400	2,275
Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	400	541
Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	6,000	5,528
Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	496	4,386
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	2,132	14,038
Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	500	3,629
Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	700	788
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	Beverages	500	9,028
Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	100	1,202
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.,
Class A	Health Care Equipment & Supplies	400	1,979
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd.,
Class A	Banks	480	279

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Jiangsu Zhongnan Construction Group Co. Ltd., Class A	Real Estate Management & Development	1,800	388
Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	1,100	2,406
Jiangxi Copper Co. Ltd., Class A	Metals & Mining	700	1,826
Jiangxi Copper Co. Ltd., Class H	Metals & Mining	6,000	9,218
[a] Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	700	1,147
[a] Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	400	882
[a] Jinke Properties Group Co. Ltd., Class A	Real Estate Management & Development	2,500	381
[a] Jinke Smart Services Group Co. Ltd., Class H	Real Estate Management & Development	1,400	2,015
[b] Jinxin Fertility Group Ltd.	Health Care Providers & Services	7,500	3,962
JiuGui Liquor Co. Ltd., Class A	Beverages	100	1,239
[b] Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	3,000	4,915
Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,100	965
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	Pharmaceuticals	700	1,223
Joinn Laboratories China Co. Ltd., Class A	Life Sciences Tools & Services	140	787
[b] Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	588	1,478
Jointo Energy Investment Co. Ltd. Hebei, Class A	Independent Power Producers & Energy Traders	400	425
Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	1,043	1,488
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd.,
Class A	Food Products	400	2,023
Joyoung Co. Ltd., Class A	Household Durables	400	822
JOYY, Inc., ADR	Interactive Media & Services	154	4,729
Juewei Food Co. Ltd., Class A	Food Products	100	511
[a] Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	400	848
[a] Kaishan Group Co. Ltd., Class A	Machinery	400	834
[a] Kanzhun Ltd., ADR	Interactive Media & Services	1,372	20,649
[a] KE Holdings, Inc., ADR	Real Estate Management & Development	3,003	44,595
Keda Industrial Group Co. Ltd.	Machinery	700	1,093
Kerry Logistics Network Ltd.	Air Freight & Logistics	1,500	1,771
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	3,500	9,535
[a] Kingdee International Software Group Co. Ltd.	Software	12,000	16,048
[a] Kingsoft Cloud Holdings Ltd., ADR	IT Services	497	3,032
Kingsoft Corp. Ltd.	Entertainment	4,000	15,747
[a,b] Kuaishou Technology, Class B	Interactive Media & Services	12,600	86,100
Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	700	1,468
Kunlun Tech Co. Ltd., Class A	Entertainment	400	2,215
Kweichow Moutai Co. Ltd., Class A	Beverages	420	97,627
[a] Lakala Payment Co. Ltd., Class A	Financial Services	400	959
Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	1,100	4,049
Laobaixing Pharmacy Chain JSC, Class A	Consumer Staples Distribution & Retail	130	533
LB Group Co. Ltd., Class A	Chemicals	900	2,041
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	7,000	2,322
[b] Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	2,700	2,501
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	36,000	37,532
Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	2,910
[a] Leo Group Co. Ltd., Class A	Media	2,100	664
Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	700	2,176
Levima Advanced Materials Corp., Class A	Chemicals	400	1,369
Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	700	628
[a] Li Auto, Inc., Class A	Automobiles	5,000	86,453
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	11,000	59,165
LianChuang Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	400	534
Lianhe Chemical Technology Co. Ltd., Class A	Chemicals	400	575
Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	6,700	1,437
[a] Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	2,800	2,660
[a] Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	200	1,070
[a] Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	800	2,751
[b] Longfor Group Holdings Ltd.	Real Estate Management & Development	9,330	22,668
LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,400	9,458
Longshine Technology Group Co. Ltd., Class A	Software	400	1,280

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Luenmei Quantum Co. Ltd., Class A	Water Utilities	700	671
Lufax Holding Ltd., ADR	Consumer Finance	3,416	4,885
Luxi Chemical Group Co. Ltd., Class A	Chemicals	700	1,016
Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,500	11,152
[a,b] Luye Pharma Group Ltd.	Pharmaceuticals	9,500	4,013
Luzhou Laojiao Co. Ltd., Class A	Beverages	500	14,404
Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	1,800	636
Maanshan Iron & Steel Co. Ltd., Class H	Metals & Mining	4,000	704
Mango Excellent Media Co. Ltd., Class A	Entertainment	740	3,480
Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	160	2,125
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.,
Class A	Health Care Providers & Services	1,520	1,486
[a,b] Meituan, Class B	Hotels, Restaurants & Leisure	25,300	394,838
Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	5,600	3,056
Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	15,000	3,694
[a] Microport Scientific Corp.	Health Care Equipment & Supplies	4,200	7,589
Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	700	1,624
[a] Ming Yuan Cloud Group Holdings Ltd.	Software	3,000	1,344
MINISO Group Holding Ltd., ADR	Broadline Retail	364	6,184
Minth Group Ltd.	Automobile Components	3,500	9,602
[a] MMG Ltd.	Metals & Mining	12,000	3,476
Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	297	2,344
[a] Montnets Cloud Technology Group Co. Ltd., Class A	Software	400	731
[a] Muyuan Foods Co. Ltd., Class A	Food Products	1,896	10,985
[a] NanJi E-Commerce Co. Ltd., Class A	Media	700	369
Nanjing Hanrui Cobalt Co. Ltd., Class A	Metals & Mining	100	446
Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	2,500	1,158
Nanjing King-Friend Biochemical Pharmaceutical Co.
Ltd., Class A	Pharmaceuticals	520	965
NARI Technology Co. Ltd., Class A	Electrical Equipment	2,616	8,307
NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	200	8,733
[a] NavInfo Co. Ltd., Class A	Software	700	1,114
NetEase, Inc.	Entertainment	8,700	169,413
New China Life Insurance Co. Ltd., Class A	Insurance	700	3,538
New China Life Insurance Co. Ltd., Class H	Insurance	3,500	9,223
[a] New Hope Liuhe Co. Ltd., Class A	Food Products	1,400	2,248
[a] New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	6,610	25,937
Newland Digital Technology Co. Ltd., Class A	Software	400	1,039
Nexteer Automotive Group Ltd.	Automobile Components	5,000	2,610
[a] Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	8,000	4,931
Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	400	1,883
Ningbo Deye Technology Co. Ltd., Class A	Machinery	72	1,480
Ningbo Joyson Electronic Corp., Class A	Automobile Components	500	1,212
Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	300	2,022
Ningbo Ronbay New Energy Technology Co. Ltd.,
Class A	Electrical Equipment	175	1,299
Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	400	694
Ningbo Shanshan Co. Ltd., Class A	Chemicals	700	1,457
[a] Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	400	4,437
Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	3,200	1,491
Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	1,100	1,907
[a] NIO, Inc., ADR	Automobiles	5,803	56,231
[b] Nongfu Spring Co. Ltd., Class H	Beverages	8,200	45,256
North Huajin Chemical Industries Co. Ltd., Class A	Chemicals	400	346
North Industries Group Red Arrow Co. Ltd., Class A	Machinery	400	995
Northeast Securities Co. Ltd., Class A	Capital Markets	700	668
[a] NSFOCUS Technologies Group Co. Ltd., Class A	Software	400	680
[a] Offcn Education Technology Co. Ltd., Class A	Diversified Consumer Services	700	452
Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	1,800	1,447
[a] OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,400	1,078
Oppein Home Group, Inc., Class A	Household Durables	100	1,317
ORG Technology Co. Ltd., Class A	Containers & Packaging	700	434

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Orient Securities Co. Ltd., Class A	Capital Markets	2,772	3,696
[b] Orient Securities Co. Ltd., Class H	Capital Markets	3,600	1,971
Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	700	832
[a] Ourpalm Co. Ltd., Class A	Entertainment	1,400	1,501
Ovctek China, Inc., Class A	Health Care Equipment & Supplies	400	1,660
[a] Pangang Group Vanadium Titanium & Resources Co.
Ltd., Class A	Metals & Mining	2,500	1,344
[a] PDD Holdings, Inc., ADR	Broadline Retail	2,065	142,774
People.cn Co. Ltd., Class A	Media	400	1,606
People’s Insurance Co. Group of China Ltd., Class A	Insurance	3,500	2,810
People’s Insurance Co. Group of China Ltd., Class H	Insurance	41,000	14,858
Perfect World Co. Ltd., Class A	Entertainment	400	929
PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	8,800	9,036
PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	98,000	67,779
[a] Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	150	789
[a,b] Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	1,000	3,088
PICC Property & Casualty Co. Ltd., Class H	Insurance	32,000	35,566
Ping An Bank Co. Ltd., Class A	Banks	6,700	10,343
[a,b] Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	2,000	4,834
Ping An Insurance Group Co. of China Ltd.	Insurance	29,450	187,337
Ping An Insurance Group Co. of China Ltd., Class A	Insurance	3,500	22,324
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	800	829
Poly Developments & Holdings Group Co. Ltd.,
Class A	Real Estate Management & Development	4,200	7,523
Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	800	3,874
[b] Pop Mart International Group Ltd.	Specialty Retail	3,600	8,002
Postal Savings Bank of China Co. Ltd., Class A	Banks	7,400	4,974
[b] Postal Savings Bank of China Co. Ltd., Class H	Banks	42,000	25,833
Power Construction Corp. of China Ltd., Class A	Construction & Engineering	5,600	4,419
Qifu Technology, Inc., ADR	Consumer Finance	532	9,193
Qingdao Port International Co. Ltd., Class A	Transportation Infrastructure	400	383
[a] Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	400	1,143
[a] Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	1,800	4,743
Qinhuangdao Port Co. Ltd., Class A	Transportation Infrastructure	700	325
Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	111	684
Red Star Macalline Group Corp. Ltd., Class A	Real Estate Management & Development	420	277
[a,b] Red Star Macalline Group Corp. Ltd., Class H	Real Estate Management & Development	3,600	1,424
[a,b] Remegen Co. Ltd., Class H	Biotechnology	500	2,185
[a] RiseSun Real Estate Development Co. Ltd., Class A	Real Estate Management & Development	1,100	233
[a] RLX Technology, Inc., ADR	Tobacco	3,549	6,282
Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	1,250	2,000
SAIC Motor Corp. Ltd., Class A	Automobiles	2,800	5,454
Sailun Group Co. Ltd., Class A	Automobile Components	1,100	1,722
[a] Sangfor Technologies, Inc., Class A	Software	100	1,557
Sansteel Minguang Co. Ltd. Fujian, Class A	Metals & Mining	700	406
Sany Heavy Industry Co. Ltd., Class A	Machinery	2,800	6,401
Satellite Chemical Co. Ltd., Class A	Chemicals	1,113	2,289
Sealand Securities Co. Ltd., Class A	Capital Markets	1,280	589
[a] Seazen Group Ltd.	Real Estate Management & Development	12,000	2,343
[a] Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	800	1,585
[a,b] SenseTime Group, Inc., Class B	Software	70,000	18,490
SF Holding Co. Ltd., Class A	Air Freight & Logistics	1,600	9,917
SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	195	2,201
Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	3,500	8,751
Shaanxi International Trust Co. Ltd., Class A	Capital Markets	700	293
Shan Xi Hua Yang Group New Energy Co. Ltd.,
Class A	Oil, Gas & Consumable Fuels	1,050	1,142
[a] Shandong Chenming Paper Holdings Ltd., Class A	Paper & Forest Products	700	467

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	3,500	871
[a] Shandong Chenming Paper Holdings Ltd., Class H	Paper & Forest Products	3,000	969
[a] Shandong Denghai Seeds Co. Ltd., Class A	Food Products	400	840
Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	1,400	4,519
[b] Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	3,500	6,378
Shandong Himile Mechanical Science & Technology
Co. Ltd., Class A	Machinery	400	1,932
Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	1,100	963
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A	Chemicals	700	2,947
[a] Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	400	599
Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	400	1,222
Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	3,500	1,453
Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	400	1,497
Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	700	1,029
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H	Health Care Equipment & Supplies	11,000	14,374
Shanghai 2345 Network Holding Group Co. Ltd.,
Class A	Software	1,100	437
Shanghai AJ Group Co. Ltd., Class A	Financial Services	400	275
Shanghai Bailian Group Co. Ltd., Class B	Consumer Staples Distribution & Retail	1,400	939
[a] Shanghai Bairun Investment Holding Group Co. Ltd.,
Class A	Beverages	392	1,959
Shanghai Baosight Software Co. Ltd., Class A	Software	360	2,514
Shanghai Baosight Software Co. Ltd., Class B	Software	3,134	8,274
Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	2,500	924
Shanghai Dazhong Public Utilities Group Co. Ltd.,
Class A	Gas Utilities	700	319
[a] Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	2,800	1,759
[a] Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	14,000	3,269
Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,100	1,628
[a] Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A	Pharmaceuticals	700	2,973
[a] Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H	Pharmaceuticals	2,000	5,334
Shanghai Fudan Microelectronics Group Co. Ltd.,
Class H	Semiconductors & Semiconductor Equipment	1,000	2,458
Shanghai Huayi Group Co. Ltd., Class B	Chemicals	700	296
[a] Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	800	4,995
Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	3,500	2,526
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A	Hotels, Restaurants & Leisure	400	2,328
Shanghai Jinjiang International Hotels Co. Ltd.,
Class B	Hotels, Restaurants & Leisure	700	1,273
Shanghai Jinqiao Export Processing Zone
Development Co. Ltd., Class A	Real Estate Management & Development	400	682
Shanghai Jinqiao Export Processing Zone
Development Co. Ltd., Class B	Real Estate Management & Development	1,100	1,068
[a,b] Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	1,000	2,909
Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	520	854
Shanghai Lujiazui Finance & Trade Zone Development
Co. Ltd., Class A	Real Estate Management & Development	700	950
Shanghai Lujiazui Finance & Trade Zone Development
Co. Ltd., Class B	Real Estate Management & Development	5,300	3,297
Shanghai Mechanical & Electrical Industry Co. Ltd.,
Class B	Machinery	1,400	1,553
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	1,000	3,080
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	3,500	6,932

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Shanghai Pudong Development Bank Co. Ltd.,
Class A	Banks	10,500	10,450
Shanghai Putailai New Energy Technology Co. Ltd.,
Class A	Chemicals	783	4,114
Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	1,800	1,858
Shanghai Shibei Hi-Tech Co. Ltd., Class B	Real Estate Management & Development	3,200	621
Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	1,400	1,157
[a] Shanghai Waigaoqiao Free Trade Zone Group Co.
Ltd., Class A	Trading Companies & Distributors	400	622
[a] Shanghai Waigaoqiao Free Trade Zone Group Co.
Ltd., Class B	Trading Companies & Distributors	700	587
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	1,400	1,320
Shanghai Zhangjiang High-Tech Park Development
Co. Ltd., Class A	Real Estate Management & Development	700	1,339
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	3,900	932
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	6,000	4,586
Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	1,480	1,851
Shanxi Lu’an Environmental Energy Development Co.
Ltd., Class A	Oil, Gas & Consumable Fuels	1,100	2,468
[a] Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	1,400	1,451
Shanxi Securities Co. Ltd., Class A	Capital Markets	820	629
Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	2,100	1,117
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A	Beverages	400	10,176
[a] Shanying International Holding Co. Ltd., Class A	Paper & Forest Products	1,100	346
[a] Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	700	1,238
Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	700	1,366
Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	100	1,036
Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	7,400	4,700
[b] Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	8,800	1,684
Shenzhen Agricultural Products Group Co. Ltd.,
Class A	Consumer Staples Distribution & Retail	400	329
Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	700	669
Shenzhen Aisidi Co. Ltd., Class A	Electronic Equipment, Instruments & Components	400	406
Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	360	2,568
Shenzhen Dynanonic Co. Ltd., Class A	Chemicals	80	1,212
Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,880	1,703
[a] Shenzhen Everwin Precision Technology Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	460	753
Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	4,000	3,410
Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	1,100	1,102
[b] Shenzhen Hepalink Pharmaceutical Group Co. Ltd.,
Class H	Pharmaceuticals	500	274
Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	400	628
[a] Shenzhen Infogem Technologies Co. Ltd., Class A	Software	400	647
Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	700	6,178
Shenzhen International Holdings Ltd.	Transportation Infrastructure	7,000	6,163
Shenzhen Investment Ltd.	Real Estate Management & Development	14,000	2,501
[a] Shenzhen Jinjia Group Co. Ltd., Class A	Containers & Packaging	400	331
[a] Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	400	1,099
[a] Shenzhen Kangtai Biological Products Co. Ltd.,
Class A	Biotechnology	480	1,675
Shenzhen Kedali Industry Co. Ltd., Class A	Automobile Components	100	1,818
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	400	799
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A	Health Care Equipment & Supplies	400	16,484
Shenzhen MTC Co. Ltd., Class A	Household Durables	2,100	1,588
[a] Shenzhen Overseas Chinese Town Co. Ltd., Class A	Hotels, Restaurants & Leisure	2,500	1,512
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	400	1,715

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	100	1,544
Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	400	1,104
Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	216	4,365
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	700	467
Shenzhen YUTO Packaging Technology Co. Ltd.,
Class A	Containers & Packaging	400	1,341
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.,
Class A	Metals & Mining	1,100	718
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,600	34,339
[a] Shijiazhuang Changshan BeiMing Technology Co.
Ltd., Class A	Textiles, Apparel & Luxury Goods	400	445
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	720	2,543
[a,c] Shimao Group Holdings Ltd.	Real Estate Management & Development	8,500	421
[a,b] Shimao Services Holdings Ltd., Class Z	Real Estate Management & Development	4,000	791
Shinghwa Advanced Material Group Co. Ltd., Class A	Chemicals	100	814
Shui On Land Ltd.	Real Estate Management & Development	18,000	2,044
[a] Siasun Robot & Automation Co. Ltd., Class A	Machinery	400	917
Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	1,400	2,896
Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	3,500	1,169
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	1,632
[a] Sichuan New Energy Power Co. Ltd.	Trading Companies & Distributors	400	792
Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	2,520	3,398
Sichuan Swellfun Co. Ltd., Class A	Beverages	200	1,622
Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	400	978
Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	200	1,284
Silergy Corp.	Semiconductors & Semiconductor Equipment	1,610	19,902
Sinoma International Engineering Co., Class A	Construction & Engineering	700	1,227
Sinoma Science & Technology Co. Ltd., Class A	Chemicals	700	1,974
[a] Sino-Ocean Group Holding Ltd.	Real Estate Management & Development	14,000	786
Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	7,500	3,340
[a] Sinopec Oilfield Service Corp., Class A	Energy Equipment & Services	1,100	299
[a] Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	14,000	947
Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	1,400	599
[a] Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	18,000	2,825
Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	6,000	18,758
Sinotrans Ltd., Class A	Air Freight & Logistics	1,800	1,153
Sinotrans Ltd., Class H	Air Freight & Logistics	11,000	3,916
Sinotruk Hong Kong Ltd.	Machinery	3,500	6,798
SITC International Holdings Co. Ltd.	Marine Transportation	6,000	10,949
[a] Skshu Paint Co. Ltd., Class A	Chemicals	140	1,259
Skyworth Digital Co. Ltd., Class A	Communications Equipment	400	889
[b] Smoore International Holdings Ltd.	Tobacco	8,750	8,888
Songcheng Performance Development Co. Ltd.,
Class A	Hotels, Restaurants & Leisure	1,100	1,875
SooChow Securities Co. Ltd., Class A	Capital Markets	1,886	1,799
Southwest Securities Co. Ltd., Class A	Capital Markets	2,500	1,254
StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	100	2,958
[a] STO Express Co. Ltd., Class A	Air Freight & Logistics	400	595
Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	9,000	2,320
[b] Sunac Services Holdings Ltd.	Real Estate Management & Development	4,000	1,128
Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	500	8,016
Suning Universal Co. Ltd., Class A	Real Estate Management & Development	1,800	675
Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	3,100	30,915
Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	700	1,570
Suofeiya Home Collection Co. Ltd., Class A	Household Durables	400	958
Suzhou Anjie Technology Co. Ltd., Class A	Electrical Equipment	400	759
[a] Suzhou Dongshan Precision Manufacturing Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	700	2,492

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Suzhou Gold Mantis Construction Decoration Co. Ltd.,
Class A	Construction & Engineering	700	434
Suzhou Maxwell Technologies Co. Ltd., Class A	Electrical Equipment	160	3,725
Taiji Computer Corp. Ltd., Class A	IT Services	200	1,132
[a] TAL Education Group, ADR	Diversified Consumer Services	2,191	13,058
Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	1,100	1,114
TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	1,400	679
Tangshan Sanyou Chemical Industries Co. Ltd.,
Class A	Chemicals	700	524
[a] TBEA Co. Ltd., Class A	Electrical Equipment	1,400	4,290
[a] TCL Technology Group Corp., Class A	Household Durables	5,060	2,740
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A	Semiconductors & Semiconductor Equipment	1,375	6,275
Tencent Holdings Ltd.	Interactive Media & Services	29,600	1,252,502
[a] Tencent Music Entertainment Group, ADR	Entertainment	2,933	21,646
Thunder Software Technology Co. Ltd., Class A	Software	100	1,324
Tian Di Science & Technology Co. Ltd., Class A	Machinery	1,400	1,122
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	1,100	820
[a] Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	1,010
Tianqi Lithium Corp., Class A	Chemicals	500	4,805
Tianqi Lithium Corp., Class H	Chemicals	400	2,784
Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	700	576
Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,100	1,391
[a] Tibet Summit Resources Co. Ltd., Class A	Metals & Mining	400	1,004
Tingyi Cayman Islands Holding Corp.	Food Products	8,000	12,434
[a] Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	700	1,465
[a] Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	5,600	11,705
TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	400	1,243
Tongkun Group Co. Ltd., Class A	Chemicals	700	1,275
Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	3,900	1,549
Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,600	7,546
[a] Topchoice Medical Corp., Class A	Health Care Providers & Services	100	1,331
[a] Topsec Technologies Group, Inc., Class A	Software	400	533
[b] Topsports International Holdings Ltd.	Specialty Retail	9,000	7,798
[a] Towngas Smart Energy Co. Ltd.	Gas Utilities	6,000	2,664
TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	4,000	6,789
Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	739	4,328
[a] Trip.com Group Ltd.	Hotels, Restaurants & Leisure	2,500	86,964
Tsingtao Brewery Co. Ltd., Class A	Beverages	200	2,849
Tsingtao Brewery Co. Ltd., Class H	Beverages	2,849	25,885
[a] Tuya, Inc., ADR	Software	588	1,111
Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	319	4,089
Uni-President China Holdings Ltd.	Food Products	6,000	5,053
Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	560	2,452
Universal Scientific Industrial Shanghai Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	400	823
Valiant Co. Ltd., Class A	Chemicals	400	957
[a] Vipshop Holdings Ltd., ADR	Broadline Retail	1,701	28,066
Visual China Group Co. Ltd., Class A	Interactive Media & Services	400	1,011
Walvax Biotechnology Co. Ltd., Class A	Biotechnology	700	2,545
Wangsu Science & Technology Co. Ltd., Class A	IT Services	700	684
Wanhua Chemical Group Co. Ltd., Class A	Chemicals	1,100	13,282
Want Want China Holdings Ltd.	Food Products	21,000	13,935
Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	1,400	1,049
Weibo Corp., ADR	Interactive Media & Services	350	4,588
Weichai Power Co. Ltd., Class A	Machinery	2,500	4,282
Weichai Power Co. Ltd., Class H	Machinery	10,000	14,649
Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	400	866
Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	700	839
Weihai Guangwei Composites Co. Ltd., Class A	Chemicals	320	1,357
Wens Foodstuffs Group Co. Ltd., Class A	Food Products	700	1,766
Western Mining Co. Ltd., Class A	Metals & Mining	700	1,011

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Western Securities Co. Ltd., Class A	Capital Markets	1,800	1,571
Western Superconducting Technologies Co. Ltd.,
Class A	Metals & Mining	166	1,272
Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	200	2,695
Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	500	3,361
Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	700	1,041
Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	400	803
Wuchan Zhongda Group Co. Ltd., Class A	Distributors	1,800	1,222
Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,354	1,446
Wuliangye Yibin Co. Ltd., Class A	Beverages	1,300	29,230
WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	700	2,015
WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	900	7,709
[b] WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	1,500	11,963
[a,b] Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	17,000	81,458
XCMG Construction Machinery Co. Ltd., Class A	Machinery	4,200	3,909
Xiamen C & D, Inc., Class A	Trading Companies & Distributors	1,100	1,650
Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	100	1,887
Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	700	745
Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	500	1,308
Xiangcai Co. Ltd., Class A	Real Estate Management & Development	700	751
[a,b] Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	69,400	94,935
Xinhua Winshare Publishing & Media Co. Ltd., Class H	Distributors	2,000	1,462
Xinjiang Goldwind Science & Technology Co. Ltd.,
Class A	Electrical Equipment	1,100	1,606
[a] Xinjiang Goldwind Science & Technology Co. Ltd.,
Class H	Electrical Equipment	3,600	2,467
Xinjiang Tianshan Cement Co. Ltd., Class A	Construction Materials	700	783
Xinjiang Zhongtai Chemical Co. Ltd., Class A	Chemicals	1,100	975
Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	1,800	1,010
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	21,000	24,252
[a] XPeng, Inc., Class A	Automobiles	4,900	31,264
Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	5,500	5,601
Xuji Electric Co. Ltd., Class A	Electrical Equipment	400	1,267
[b] Yadea Group Holdings Ltd.	Automobiles	4,700	10,688
[a,c] Yango Group Co. Ltd., Class A	Real Estate Management & Development	2,100	107
[b] Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.,
Class H	Communications Equipment	1,000	1,519
Yangzhou Yangjie Electronic Technology Co. Ltd.,
Class A	Semiconductors & Semiconductor Equipment	200	1,115
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	12,600	13,965
Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	500	2,056
Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	6,000	17,189
Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	1,100	1,540
Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	440	1,241
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	400	1,382
[a] Yatsen Holding Ltd., ADR	Personal Care Products	1,281	1,294
Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	420	2,025
[a] Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	803
Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	364	1,851
[a] Yihai International Holding Ltd.	Food Products	2,300	4,925
Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	700	3,848
Yintai Gold Co. Ltd., Class A	Metals & Mining	700	1,126
Yixintang Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	200	726
Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	400	565
YongXing Special Materials Technology Co. Ltd.,
Class A	Metals & Mining	130	1,119
Yonyou Network Technology Co. Ltd., Class A	Software	1,280	3,607
Youngor Group Co. Ltd., Class A	Real Estate Management & Development	1,800	1,561
YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	1,100	2,202
[a] Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	400	844

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Yuexiu Property Co. Ltd.	Real Estate Management & Development	7,000	8,137
Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	1,900	107,067
Yunda Holding Co. Ltd., Class A	Air Freight & Logistics	400	526
Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	1,100	1,925
Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	600	4,328
Yunnan Botanee Bio-Technology Group Co. Ltd.,
Class A	Personal Care Products	100	1,222
Yunnan Copper Co. Ltd., Class A	Metals & Mining	700	1,063
[a] Yunnan Energy New Material Co. Ltd., Class A	Chemicals	300	3,973
Yunnan Tin Co. Ltd., Class A	Metals & Mining	600	1,283
[a] Zai Lab Ltd.	Biotechnology	4,500	12,059
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A	Pharmaceuticals	200	7,873
Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	4,500	5,616
Zhefu Holding Group Co. Ltd., Class A	Electrical Equipment	2,100	1,192
[a] Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	2,800	2,921
Zhejiang China Commodities City Group Co. Ltd.,
Class A	Real Estate Management & Development	2,100	2,462
Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	500	1,900
Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	580	952
Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,100	2,986
[a] Zhejiang Dingli Machinery Co. Ltd., Class A	Machinery	200	1,540
Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	7,000	5,315
Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	400	660
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	472
Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	400	390
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	1,012
Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	400	2,524
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.,
Class A	Semiconductors & Semiconductor Equipment	500	4,873
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	400	1,505
[a] Zhejiang Juhua Co. Ltd., Class A	Chemicals	1,100	2,084
Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	400	602
Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	1,244	2,633
Zhejiang Runtu Co. Ltd., Class A	Chemicals	400	367
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	400	1,664
Zhejiang Semir Garment Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	400	342
Zhejiang Supcon Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	290	2,503
Zhejiang Supor Co. Ltd., Class A	Household Durables	200	1,375
[a] Zhejiang Wanliyang Co. Ltd., Class A	Machinery	400	492
Zhejiang Weiming Environment Protection Co. Ltd.,
Class A	Commercial Services & Supplies	520	1,252
Zhejiang Weixing New Building Materials Co. Ltd.,
Class A	Building Products	700	1,976
[a] Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	200	925
Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	400	841
Zhengzhou Coal Mining Machinery Group Co. Ltd.,
Class A	Machinery	700	1,198
Zheshang Securities Co. Ltd., Class A	Capital Markets	400	543
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	3,500	9,513
Zhongji Innolight Co. Ltd., Class A	Communications Equipment	200	4,054
Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	700	728
Zhongsheng Group Holdings Ltd.	Specialty Retail	3,000	11,465
Zhongtai Securities Co. Ltd., Class A	Capital Markets	1,100	1,045
Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	700	948
Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	200	1,151
Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	2,700	10,060
Zhuzhou Hongda Electronics Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	200	1,229
[a] Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	700	829

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Zijin Mining Group Co. Ltd., Class A	Metals & Mining	6,300	9,846
Zijin Mining Group Co. Ltd., Class H	Metals & Mining	28,000	41,089
Zoomlion Heavy Industry Science & Technology Co.
Ltd., Class A	Machinery	2,800	2,598
[a] Zoomlion Heavy Industry Science & Technology Co.
Ltd., Class H	Machinery	7,800	4,031
ZTE Corp., Class A	Communications Equipment	1,400	8,764
ZTE Corp., Class H	Communications Equipment	3,600	14,425
ZTO Express Cayman, Inc.	Air Freight & Logistics	2,050	51,403
			9,624,377
Hong Kong 6.8%
AIA Group Ltd.	Insurance	55,200	557,170
[a] Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	24,000	14,425
[a] Alibaba Pictures Group Ltd., Class A	Entertainment	70,000	3,662
ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	1,400	13,783
Bank of East Asia Ltd., Class A	Banks	4,200	5,799
Beijing Enterprises Water Group Ltd., Class A	Water Utilities	22,000	5,222
Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	14,000	5,895
Cafe de Coral Holdings Ltd., Class A	Hotels, Restaurants & Leisure	2,000	2,562
[a] Cathay Pacific Airways Ltd., Class A	Passenger Airlines	5,000	5,111
Champion REIT, Class A	Office REITs	11,000	3,986
China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	16,000	6,309
China Everbright Ltd., Class A	Capital Markets	4,000	2,394
China Gas Holdings Ltd., Class A	Gas Utilities	14,800	16,941
[a] China Mengniu Dairy Co. Ltd., Class B	Food Products	15,000	56,466
China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	21,000	7,718
China Resources Beer Holdings Co. Ltd., Class A	Beverages	7,553	49,733
China Resources Gas Group Ltd., Class A	Gas Utilities	4,500	15,389
China Resources Land Ltd., Class H	Real Estate Management & Development	13,500	57,193
China State Construction International Holdings Ltd.,
Class A	Construction & Engineering	8,000	9,116
China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	13,000	6,055
CK Asset Holdings Ltd.	Real Estate Management & Development	9,200	50,951
CK Infrastructure Holdings Ltd., Class A	Electric Utilities	2,900	15,339
CLP Holdings Ltd.	Electric Utilities	7,900	61,393
COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	6,000	3,568
Dah Sing Banking Group Ltd., Class A	Banks	2,400	1,785
Dah Sing Financial Holdings Ltd., Class H	Banks	800	1,999
DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	1,500	4,125
Far East Horizon Ltd.	Financial Services	7,000	5,538
Geely Automobile Holdings Ltd.	Automobiles	25,000	30,498
Guangdong Investment Ltd.	Water Utilities	14,000	12,077
Guotai Junan International Holdings Ltd.	Capital Markets	13,000	979
[a] Haitong International Securities Group Ltd.	Capital Markets	18,200	1,556
Hang Lung Group Ltd.	Real Estate Management & Development	4,000	6,064
Hang Lung Properties Ltd.	Real Estate Management & Development	9,000	13,896
Hang Seng Bank Ltd.	Banks	3,400	48,376
Henderson Land Development Co. Ltd.	Real Estate Management & Development	6,000	17,839
Hong Kong & China Gas Co. Ltd.	Gas Utilities	52,000	44,923
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	6,000	226,016
Hongkong Land Holdings Ltd.	Real Estate Management & Development	4,900	19,110
Huabao International Holdings Ltd.	Chemicals	5,000	1,825
Hutchison Port Holdings Trust	Transportation Infrastructure	26,300	5,076
Hutchison Telecommunications Hong Kong Holdings
Ltd.	Wireless Telecommunication Services	6,000	949
Hysan Development Co. Ltd.	Real Estate Management & Development	3,000	7,320
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	930	47,104
Johnson Electric Holdings Ltd.	Automobile Components	2,000	2,557
Kerry Properties Ltd.	Real Estate Management & Development	3,000	6,217
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	5,500	5,173

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Kunlun Energy Co. Ltd.	Gas Utilities	18,000	14,149
Link REIT	Retail REITs	11,900	66,055
Man Wah Holdings Ltd.	Household Durables	8,000	5,339
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	4,000	3,716
MTR Corp. Ltd.	Ground Transportation	7,000	32,157
New World Development Co. Ltd.	Real Estate Management & Development	7,000	17,222
NWS Holdings Ltd.	Industrial Conglomerates	7,000	7,941
Orient Overseas International Ltd.	Marine Transportation	700	9,388
PCCW Ltd.	Diversified Telecommunication Services	21,000	10,880
Power Assets Holdings Ltd.	Electric Utilities	6,500	34,049
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,000	2,899
Shougang Fushan Resources Group Ltd.	Metals & Mining	8,000	2,011
Sino Biopharmaceutical Ltd.	Pharmaceuticals	46,000	20,016
Sino Land Co. Ltd.	Real Estate Management & Development	15,500	19,047
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	6,500	81,866
[a] Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	520	1,007
Swire Pacific Ltd., Class A	Real Estate Management & Development	2,000	15,326
Swire Pacific Ltd., Class B	Real Estate Management & Development	5,000	6,297
Swire Properties Ltd.	Real Estate Management & Development	4,200	10,322
Techtronic Industries Co. Ltd.	Machinery	6,000	65,194
[a] United Energy Group Ltd.	Oil, Gas & Consumable Fuels	36,000	3,491
Vinda International Holdings Ltd.	Household Products	1,000	2,488
Vitasoy International Holdings Ltd.	Food Products	3,500	4,359
VTech Holdings Ltd.	Communications Equipment	800	5,247
[b] WH Group Ltd.	Food Products	36,500	19,329
Wharf Holdings Ltd.	Real Estate Management & Development	5,000	11,880
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	7,000	34,971
Xinyi Glass Holdings Ltd.	Building Products	9,625	14,984
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	3,500	4,573
			2,013,385
India 18.1%
3M India Ltd.	Industrial Conglomerates	14	4,610
Aarti Industries Ltd.	Chemicals	931	5,715
ABB India Ltd.	Electrical Equipment	210	11,322
[a] ACC Ltd.	Construction Materials	364	8,048
Adani Enterprises Ltd.	Trading Companies & Distributors	1,659	48,293
[a] Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	1,953	22,519
Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	3,941	35,513
[a] Adani Power Ltd.	Independent Power Producers & Energy Traders	4,809	14,646
Adani Total Gas Ltd.	Gas Utilities	1,330	10,613
[a] Adani Transmission Ltd.	Electric Utilities	1,239	11,588
[a] Adani Wilmar Ltd.	Food Products	770	3,848
[a] Aditya Birla Capital Ltd.	Financial Services	2,401	5,745
Alkem Laboratories Ltd.	Pharmaceuticals	126	5,395
[a] Ambuja Cements Ltd.	Construction Materials	3,416	17,735
APL Apollo Tubes Ltd.	Metals & Mining	819	13,031
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	469	29,146
Ashok Leyland Ltd.	Machinery	7,070	14,427
Asian Paints Ltd.	Chemicals	2,135	87,498
Astral Ltd.	Building Products	584	14,113
[b] AU Small Finance Bank Ltd.	Banks	1,568	14,405
Aurobindo Pharma Ltd.	Pharmaceuticals	1,316	11,668
[a,b] Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	707	33,518
Axis Bank Ltd.	Banks	10,773	129,672
Bajaj Auto Ltd.	Automobiles	315	18,014
Bajaj Finance Ltd.	Consumer Finance	1,134	98,982
Bajaj Finserv Ltd.	Financial Services	1,820	33,899
Bajaj Holdings & Investment Ltd.	Financial Services	126	10,758
Balkrishna Industries Ltd.	Automobile Components	392	11,327
[b] Bandhan Bank Ltd.	Banks	3,997	11,793
Bank of Baroda	Banks	5,166	11,987
Bank of India	Banks	2,401	2,154
Bata India Ltd.	Textiles, Apparel & Luxury Goods	308	6,291
Bayer CropScience Ltd.	Chemicals	63	3,364

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Berger Paints India Ltd.	Chemicals	1,204	9,952
Bharat Electronics Ltd.	Aerospace & Defense	16,345	25,055
Bharat Forge Ltd.	Automobile Components	1,239	12,638
Bharat Heavy Electricals Ltd.	Electrical Equipment	4,620	4,936
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	4,550	20,228
Bharti Airtel Ltd.	Wireless Telecommunication Services	735	4,353
Bharti Airtel Ltd.	Wireless Telecommunication Services	11,088	118,772
Biocon Ltd.	Biotechnology	2,205	7,136
Bosch Ltd.	Automobile Components	42	9,749
Britannia Industries Ltd.	Food Products	560	34,299
Canara Bank	Banks	1,862	6,851
Castrol India Ltd.	Chemicals	2,464	3,628
CG Power & Industrial Solutions Ltd.	Electrical Equipment	3,458	15,955
Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	1,897	26,408
Cipla Ltd.	Pharmaceuticals	2,415	29,878
Coal India Ltd.	Oil, Gas & Consumable Fuels	10,787	30,374
Coforge Ltd.	IT Services	182	10,452
Colgate-Palmolive India Ltd.	Personal Care Products	651	13,396
Container Corp. Of India Ltd.	Ground Transportation	1,155	9,318
Coromandel International Ltd.	Chemicals	553	6,393
Cummins India Ltd.	Machinery	658	15,585
Dabur India Ltd.	Personal Care Products	2,870	20,044
Dalmia Bharat Ltd.	Construction Materials	329	8,687
Deepak Nitrite Ltd.	Chemicals	371	9,831
Divi’s Laboratories Ltd.	Life Sciences Tools & Services	595	25,992
Dixon Technologies India Ltd.	Household Durables	175	9,362
DLF Ltd.	Real Estate Management & Development	3,010	17,999
[b] Dr Lal PathLabs Ltd.	Health Care Providers & Services	175	4,820
Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	581	36,542
Eicher Motors Ltd.	Automobiles	658	28,715
Emami Ltd.	Personal Care Products	707	3,660
Embassy Office Parks REIT	Office REITs	2,674	9,507
[a] Exide Industries Ltd.	Automobile Components	2,198	6,342
Federal Bank Ltd.	Banks	6,573	10,108
[a] FSN E-Commerce Ventures Ltd.	Specialty Retail	6,489	11,754
GAIL India Ltd.	Gas Utilities	13,328	17,067
[a,b] General Insurance Corp. of India	Insurance	518	1,153
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	203	3,526
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	707	5,826
[a] GMR Airports Infrastructure Ltd.	Transportation Infrastructure	11,893	6,335
[a] Godrej Consumer Products Ltd.	Personal Care Products	1,652	21,769
[a] Godrej Industries Ltd.	Industrial Conglomerates	420	2,651
[a] Godrej Properties Ltd.	Real Estate Management & Development	441	8,432
Grasim Industries Ltd.	Construction Materials	1,813	38,336
Gujarat Fluorochemicals Ltd.	Chemicals	175	6,255
Gujarat Gas Ltd.	Gas Utilities	707	4,008
Havells India Ltd.	Electrical Equipment	1,204	18,827
HCL Technologies Ltd.	IT Services	4,998	72,375
[b] HDFC Asset Management Co. Ltd.	Capital Markets	371	10,382
[b] HDFC Life Insurance Co. Ltd.	Insurance	4,662	37,007
Hero MotoCorp Ltd.	Automobiles	595	21,107
Hindalco Industries Ltd.	Metals & Mining	6,664	34,195
Hindustan Aeronautics Ltd.	Aerospace & Defense	413	19,093
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	2,870	9,581
Hindustan Unilever Ltd.	Personal Care Products	4,214	137,570
Hindustan Zinc Ltd.	Metals & Mining	1,204	4,511
Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	8	4,064
Housing Development Finance Corp. Ltd.	Financial Services	8,330	286,542
ICICI Bank Ltd.	Banks	7,434	84,692
[b] ICICI Lombard General Insurance Co. Ltd.	Insurance	1,183	19,388
[a,b] ICICI Prudential Life Insurance Co. Ltd.	Insurance	1,904	13,287
[a] IDFC First Bank Ltd.	Banks	15,687	15,183
Indian Bank	Banks	945	3,370
Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	4,074	19,492
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	20,321	22,616

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	1,484	11,489
[b] Indian Railway Finance Corp. Ltd.	Financial Services	4,620	1,842
Indraprastha Gas Ltd.	Gas Utilities	1,743	10,057
[a] Indus Towers Ltd.	Diversified Telecommunication Services	4,361	8,731
Info Edge India Ltd.	Interactive Media & Services	371	20,277
Infosys Ltd.	IT Services	16,576	269,847
[a,b] InterGlobe Aviation Ltd.	Passenger Airlines	588	18,829
Ipca Laboratories Ltd.	Pharmaceuticals	693	6,275
ITC Ltd.	Tobacco	14,252	78,456
Jindal Steel & Power Ltd.	Metals & Mining	1,960	13,882
JSW Energy Ltd.	Independent Power Producers & Energy Traders	1,855	6,167
JSW Steel Ltd.	Metals & Mining	4,802	45,938
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	1,820	11,120
Kansai Nerolac Paints Ltd.	Chemicals	672	3,690
Kotak Mahindra Bank Ltd.	Banks	476	10,714
L&T Finance Holdings Ltd.	Financial Services	4,494	6,996
[b] L&T Technology Services Ltd.	Professional Services	133	6,381
Larsen & Toubro Ltd.	Construction & Engineering	3,255	98,224
[b] Laurus Labs Ltd.	Pharmaceuticals	1,806	8,072
LIC Housing Finance Ltd.	Financial Services	1,421	6,794
[a] Linde India Ltd.	Chemicals	105	5,525
[b] LTIMindtree Ltd.	IT Services	441	27,938
Lupin Ltd.	Pharmaceuticals	1,225	13,480
[b] Macrotech Developers Ltd.	Real Estate Management & Development	1,050	8,701
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	3,031	12,431
Mahindra & Mahindra Ltd.	Automobiles	4,445	78,761
[a] Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	784	736
Marico Ltd.	Food Products	2,611	16,899
Maruti Suzuki India Ltd.	Automobiles	623	74,340
[a] Max Financial Services Ltd.	Insurance	1,225	12,108
Max Healthcare Institute Ltd.	Health Care Providers & Services	3,605	26,342
Mphasis Ltd.	IT Services	385	8,894
MRF Ltd.	Automobile Components	12	14,812
Muthoot Finance Ltd.	Consumer Finance	539	8,145
Nestle India Ltd.	Food Products	168	46,885
NHPC Ltd.	Independent Power Producers & Energy Traders	11,564	6,477
[b] Nippon Life India Asset Management Ltd.	Capital Markets	791	2,778
NMDC Ltd.	Metals & Mining	5,726	7,304
NTPC Ltd.	Independent Power Producers & Energy Traders	21,826	50,324
Oberoi Realty Ltd.	Real Estate Management & Development	539	6,470
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	17,346	33,894
Oil India Ltd.	Oil, Gas & Consumable Fuels	1,708	5,100
[a] One 97 Communications Ltd.	Financial Services	812	8,590
Oracle Financial Services Software Ltd.	Software	119	5,597
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	29	13,308
Patanjali Foods Ltd.	Food Products	336	4,869
[a] PB Fintech Ltd.	Insurance	1,715	14,567
Persistent Systems Ltd.	IT Services	245	14,965
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	3,801	10,318
PI Industries Ltd.	Chemicals	364	17,401
Pidilite Industries Ltd.	Chemicals	742	23,490
Piramal Enterprises Ltd.	Financial Services	630	7,236
Polycab India Ltd.	Electrical Equipment	231	9,999
Power Finance Corp. Ltd.	Financial Services	5,495	14,462
Power Grid Corp. of India Ltd.	Electric Utilities	14,889	46,308
Punjab National Bank	Banks	5,607	3,530
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	686	4,577
[b] RBL Bank Ltd.	Banks	2,380	5,279
REC Ltd.	Financial Services	6,363	12,771
Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	364	4,033
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	15,897	494,188
Samvardhana Motherson International Ltd.	Automobile Components	10,087	10,538
SBI Cards & Payment Services Ltd.	Consumer Finance	1,449	14,964
[b] SBI Life Insurance Co. Ltd.	Insurance	1,988	31,670
Schaeffler India Ltd.	Machinery	196	7,401

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Shree Cement Ltd.	Construction Materials	67	19,508
Shriram Finance Ltd.	Consumer Finance	1,190	25,170
Siemens Ltd.	Industrial Conglomerates	392	17,998
Solar Industries India Ltd.	Chemicals	105	4,787
[b] Sona Blw Precision Forgings Ltd.	Automobile Components	1,708	10,740
SRF Ltd.	Chemicals	686	19,145
[a] Star Health & Allied Insurance Co. Ltd.	Insurance	1,092	7,788
State Bank of India	Banks	8,414	58,754
Steel Authority of India Ltd.	Metals & Mining	7,049	7,347
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	5,145	65,952
Sun TV Network Ltd.	Media	497	2,661
Supreme Industries Ltd.	Chemicals	308	12,006
Tata Communications Ltd.	Diversified Telecommunication Services	448	8,708
Tata Consultancy Services Ltd.	IT Services	4,830	194,425
Tata Consumer Products Ltd.	Food Products	2,877	30,192
Tata Elxsi Ltd.	Software	168	15,540
Tata Motors Ltd., Class A	Automobiles	8,827	64,080
Tata Motors Ltd., Class A	Automobiles	1,792	6,816
Tata Power Co. Ltd.	Electric Utilities	8,141	22,016
Tata Steel Ltd.	Metals & Mining	38,395	52,419
[a] Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	2,555	2,216
Tech Mahindra Ltd.	IT Services	2,870	39,562
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	1,967	73,074
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	469	10,891
Torrent Power Ltd.	Electric Utilities	1,036	7,770
Trent Ltd.	Specialty Retail	910	19,569
Tube Investments of India Ltd.	Automobile Components	490	18,964
TVS Motor Co. Ltd.	Automobiles	1,134	18,325
UltraTech Cement Ltd.	Construction Materials	546	55,207
[a] Union Bank of India Ltd.	Banks	5,621	4,950
United Breweries Ltd.	Beverages	266	4,902
[a] United Spirits Ltd.	Beverages	1,288	14,322
UNO Minda Ltd.	Automobile Components	847	6,007
UPL Ltd.	Chemicals	2,625	22,000
Varun Beverages Ltd.	Beverages	2,016	19,722
Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	294	4,440
Vedanta Ltd.	Metals & Mining	6,048	20,491
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	20,979	1,905
Voltas Ltd.	Construction & Engineering	952	8,817
[a] Whirlpool of India Ltd.	Household Durables	154	2,767
Wipro Ltd.	IT Services	6,951	32,973
[a] Yes Bank Ltd.	Banks	95,704	18,957
Zee Entertainment Enterprises Ltd.	Media	4,053	8,762
[a] Zomato Ltd.	Hotels, Restaurants & Leisure	26,733	24,456
Zydus Lifesciences Ltd.	Pharmaceuticals	1,183	8,408
			5,316,691
Indonesia 2.4%
Adaro Energy Indonesia Tbk PT, Class B	Oil, Gas & Consumable Fuels	60,900	9,058
Astra Agro Lestari Tbk PT, Class H	Food Products	2,100	1,047
Astra International Tbk PT, Class H	Industrial Conglomerates	95,900	43,336
Avia Avian Tbk PT	Chemicals	58,500	2,595
Bank Central Asia Tbk PT, Class A	Banks	262,000	159,900
Bank Danamon Indonesia Tbk PT, Class H	Banks	4,200	821
Bank Mandiri Persero Tbk PT, Class A	Banks	211,400	73,322
Bank Negara Indonesia Persero Tbk PT, Class H	Banks	35,700	21,788
Bank Rakyat Indonesia Persero Tbk PT, Class A	Banks	330,400	119,554
Bank Syariah Indonesia Tbk PT	Banks	16,487	1,858
Barito Pacific Tbk PT, Class A	Chemicals	121,232	6,024
Bukit Asam Tbk PT, Class A	Oil, Gas & Consumable Fuels	20,300	3,629
[a] Bumi Serpong Damai Tbk PT, Class A	Real Estate Management & Development	44,100	3,221
[a] Charoen Pokphand Indonesia Tbk PT, Class A	Food Products	36,400	12,807
Dayamitra Telekomunikasi PT	Diversified Telecommunication Services	84,700	3,757
Elang Mahkota Teknologi Tbk PT	Media	148,400	7,028
First Pacific Co. Ltd.	Food Products	10,000	3,458

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] GoTo Gojek Tokopedia Tbk PT	Broadline Retail	3,416,000	25,063
Gudang Garam Tbk PT	Tobacco	2,100	3,869
Hanjaya Mandala Sampoerna Tbk PT	Tobacco	44,100	2,780
Indah Kiat Pulp & Paper Tbk PT	Paper & Forest Products	12,600	7,144
Indocement Tunggal Prakarsa Tbk PT	Construction Materials	7,000	4,634
Indofood CBP Sukses Makmur Tbk PT	Food Products	10,900	8,234
Indofood Sukses Makmur Tbk PT	Food Products	21,000	10,295
Indosat Tbk PT	Wireless Telecommunication Services	4,900	2,819
Jasa Marga Persero Tbk PT	Transportation Infrastructure	11,200	2,839
Kalbe Farma Tbk PT	Pharmaceuticals	92,400	12,634
Mayora Indah Tbk PT	Food Products	14,000	2,437
[a] Media Nusantara Citra Tbk PT	Media	21,700	941
[a] Merdeka Copper Gold Tbk PT	Metals & Mining	88,900	18,145
[a] MNC Digital Entertainment Tbk PT	Entertainment	8,100	2,129
Perusahaan Gas Negara Tbk PT	Gas Utilities	50,100	4,361
Sarana Menara Nusantara Tbk PT	Diversified Telecommunication Services	90,300	6,354
Semen Indonesia Persero Tbk PT	Construction Materials	16,454	6,667
[a] Smartfren Telecom Tbk PT	Wireless Telecommunication Services	508,900	2,037
Sumber Alfaria Trijaya Tbk PT	Consumer Staples Distribution & Retail	89,000	15,316
Surya Citra Media Tbk PT	Media	140,000	1,513
Telkom Indonesia Persero Tbk PT, Class B	Diversified Telecommunication Services	223,300	59,576
Tower Bersama Infrastructure Tbk PT	Diversified Telecommunication Services	20,300	2,722
Unilever Indonesia Tbk PT	Household Products	27,700	7,871
United Tractors Tbk PT	Oil, Gas & Consumable Fuels	7,000	10,867
Vale Indonesia Tbk PT	Metals & Mining	10,500	4,412
XL Axiata Tbk PT	Wireless Telecommunication Services	18,900	2,464
			701,326
Italy 0.1%
PRADA SpA	Textiles, Apparel & Luxury Goods	2,400	16,078

Luxembourg 0.0%†
L’Occitane International SA	Personal Care Products	1,750	4,207

Macau 0.4%
[a] Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	10,000	63,420
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	4,400	5,132
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	11,200	38,160
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	11,500	4,901
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	7,600	6,915
			118,528
Malaysia 1.7%
Alliance Bank Malaysia Bhd, Class A	Banks	6,000	4,281
AMMB Holdings Bhd	Banks	10,500	8,144
Astro Malaysia Holdings Bhd, Class A	Media	6,000	771
Axiata Group Bhd, Class A	Wireless Telecommunication Services	22,800	12,945
British American Tobacco Malaysia Bhd, Class A	Tobacco	700	1,524
CELCOMDIGI BHD	Wireless Telecommunication Services	18,200	16,026
CIMB Group Holdings Bhd, Class A	Banks	37,100	40,220
Dialog Group Bhd, Class A	Energy Equipment & Services	20,300	8,959
FGV Holdings Bhd	Food Products	3,200	994
Fraser & Neave Holdings Bhd	Beverages	600	3,242
Gamuda Bhd	Construction & Engineering	10,900	10,275
Genting Bhd	Hotels, Restaurants & Leisure	11,200	9,742
Genting Malaysia Bhd	Hotels, Restaurants & Leisure	14,000	7,379
Hartalega Holdings Bhd	Health Care Equipment & Supplies	7,900	3,199
Hong Leong Bank Bhd	Banks	2,800	11,374
Hong Leong Financial Group Bhd	Banks	1,100	4,162
IHH Healthcare Bhd	Health Care Providers & Services	14,000	17,667
IJM Corp. Bhd	Construction & Engineering	15,400	4,916
IOI Corp. Bhd	Food Products	13,300	10,629
Kuala Lumpur Kepong Bhd	Food Products	2,100	9,880
Malayan Banking Bhd	Banks	34,300	63,419
Malaysia Airports Holdings Bhd	Transportation Infrastructure	4,550	6,707
Maxis Bhd	Wireless Telecommunication Services	10,200	8,960

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

MISC Bhd	Marine Transportation	8,800	13,499
[b] MR DIY Group M Bhd	Specialty Retail	11,100	3,781
Nestle Malaysia Bhd	Food Products	270	7,578
Petronas Chemicals Group Bhd	Chemicals	14,000	17,997
Petronas Dagangan Bhd	Oil, Gas & Consumable Fuels	1,400	6,659
Petronas Gas Bhd	Gas Utilities	2,900	10,376
PPB Group Bhd	Food Products	2,800	9,442
Press Metal Aluminium Holdings Bhd	Metals & Mining	17,500	17,622
Public Bank Bhd	Banks	68,600	56,585
QL Resources Bhd	Food Products	5,700	6,546
RHB Bank Bhd	Banks	8,100	9,423
Sime Darby Bhd	Industrial Conglomerates	17,700	7,774
Sime Darby Plantation Bhd	Food Products	17,900	15,915
Telekom Malaysia Bhd	Diversified Telecommunication Services	4,200	4,418
Tenaga Nasional Bhd	Electric Utilities	14,700	28,502
[a] Top Glove Corp. Bhd	Health Care Equipment & Supplies	26,300	4,564
Westports Holdings Bhd	Transportation Infrastructure	3,500	2,730
YTL Corp. Bhd	Multi-Utilities	20,713	4,615
			493,441
Pakistan 0.0%†
Oil & Gas Development Co. Ltd.	Oil, Gas & Consumable Fuels	3,500	952
Pakistan Petroleum Ltd.	Oil, Gas & Consumable Fuels	3,507	724
			1,676
Philippines 0.8%
Aboitiz Power Corp., Class A	Independent Power Producers & Energy Traders	8,100	5,642
[a] ACEN Corp.	Independent Power Producers & Energy Traders	32,940	3,216
Alliance Global Group, Inc., Class A	Industrial Conglomerates	19,300	4,692
Ayala Corp., Class A	Industrial Conglomerates	1,400	15,852
Ayala Land, Inc., Class A	Real Estate Management & Development	35,700	15,716
Bank of the Philippine Islands, Class A	Banks	8,276	16,312
BDO Unibank, Inc., Class A	Banks	11,434	28,523
[a] Bloomberry Resorts Corp., Class H	Hotels, Restaurants & Leisure	15,100	3,036
[a] Converge Information & Communications Technology
Solutions, Inc.	Diversified Telecommunication Services	10,200	2,018
DMCI Holdings, Inc., Class A	Industrial Conglomerates	17,900	2,938
Emperador, Inc.	Beverages	11,900	4,592
Globe Telecom, Inc.	Wireless Telecommunication Services	152	4,767
GT Capital Holdings, Inc.	Industrial Conglomerates	530	4,945
International Container Terminal Services, Inc.	Transportation Infrastructure	4,970	18,350
JG Summit Holdings, Inc.	Industrial Conglomerates	15,060	12,127
Jollibee Foods Corp.	Hotels, Restaurants & Leisure	2,140	9,273
LT Group, Inc.	Industrial Conglomerates	15,800	2,722
Manila Electric Co.	Electric Utilities	1,330	8,072
Megaworld Corp.	Real Estate Management & Development	63,000	2,271
Metro Pacific Investments Corp.	Financial Services	35,000	3,024
Metropolitan Bank & Trust Co.	Banks	8,980	9,061
[b] Monde Nissin Corp.	Food Products	36,400	5,282
PLDT, Inc.	Wireless Telecommunication Services	385	9,151
Puregold Price Club, Inc.	Consumer Staples Distribution & Retail	5,360	2,855
San Miguel Corp.	Industrial Conglomerates	1,910	3,647
Semirara Mining & Power Corp.	Oil, Gas & Consumable Fuels	5,600	2,841
SM Prime Holdings, Inc.	Real Estate Management & Development	52,500	31,244
Universal Robina Corp.	Food Products	3,640	9,067
			241,236
Singapore 3.4%
[b] BOC Aviation Ltd., Class A	Trading Companies & Distributors	700	5,659
CapitaLand Ascendas REIT, Class A	Industrial REITs	16,100	32,358
CapitaLand Ascott Trust, Class A	Hotel & Resort REITs	9,818	7,835
CapitaLand Integrated Commercial Trust, Class A	Retail REITs	23,800	33,589
Capitaland Investment Ltd.	Real Estate Management & Development	11,900	29,105
City Developments Ltd., Class H	Real Estate Management & Development	2,100	10,427
ComfortDelGro Corp. Ltd., Class H	Ground Transportation	10,200	8,743

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

DBS Group Holdings Ltd., Class A	Banks	8,600	200,233
Frasers Logistics & Commercial Trust	Industrial REITs	14,000	12,931
Genting Singapore Ltd.	Hotels, Restaurants & Leisure	28,700	19,934
Jardine Cycle & Carriage Ltd.	Industrial Conglomerates	500	12,857
Keppel Corp. Ltd.	Industrial Conglomerates	6,300	31,236
Keppel DC REIT	Specialized REITs	6,300	10,055
Keppel REIT	Office REITs	8,400	5,586
Mapletree Industrial Trust	Industrial REITs	9,500	15,513
Mapletree Logistics Trust	Industrial REITs	16,100	19,272
Mapletree Pan Asia Commercial Trust	Retail REITs	10,900	13,048
Netlink NBN Trust	Diversified Telecommunication Services	14,000	8,845
Olam Group Ltd.	Consumer Staples Distribution & Retail	4,000	4,108
Oversea-Chinese Banking Corp. Ltd.	Banks	16,600	150,625
[a] SATS Ltd.	Transportation Infrastructure	4,365	8,321
[a] Seatrium Ltd.	Machinery	191,835	17,719
Sembcorp Industries Ltd.	Multi-Utilities	4,200	17,845
[a] SIA Engineering Co. Ltd.	Transportation Infrastructure	1,100	2,024
Singapore Airlines Ltd.	Passenger Airlines	6,000	31,699
Singapore Exchange Ltd.	Capital Markets	3,850	27,338
Singapore Post Ltd.	Air Freight & Logistics	7,700	2,560
Singapore Technologies Engineering Ltd.	Aerospace & Defense	7,600	20,666
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	35,700	65,947
StarHub Ltd.	Wireless Telecommunication Services	2,800	2,152
Suntec Real Estate Investment Trust	Diversified REITs	10,500	10,009
United Overseas Bank Ltd.	Banks	5,700	117,930
UOL Group Ltd.	Real Estate Management & Development	2,100	9,962
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	1,313	14,271
Wilmar International Ltd.	Food Products	9,800	27,517
Yangzijiang Financial Holding Ltd.	Capital Markets	12,600	3,165
[a] Yanlord Land Group Ltd.	Real Estate Management & Development	2,800	1,583
			1,012,667
South Korea 12.9%
[a] Alteogen, Inc., Class A	Biotechnology	168	5,476
Amorepacific Corp., Class H	Personal Care Products	140	10,370
AMOREPACIFIC Group, Class A	Personal Care Products	147	2,940
BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	28	3,717
BNK Financial Group, Inc., Class H	Banks	1,477	7,768
Celltrion Healthcare Co. Ltd., Class A	Health Care Providers & Services	469	23,314
[a] Celltrion Pharm, Inc., Class A	Pharmaceuticals	100	5,791
Celltrion, Inc., Class A	Biotechnology	525	60,921
Cheil Worldwide, Inc., Class A	Media	357	4,912
CJ CheilJedang Corp., Class A	Food Products	35	7,159
CJ Corp., Class A	Industrial Conglomerates	63	3,266
[a] CJ ENM Co. Ltd., Class A	Entertainment	49	2,332
CJ Logistics Corp., Class A	Air Freight & Logistics	42	2,435
Coway Co. Ltd.	Household Durables	280	9,339
[a] Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	854	2,635
DB Insurance Co. Ltd., Class A	Insurance	217	12,286
DGB Financial Group, Inc., Class A	Banks	777	4,287
DL E&C Co. Ltd., Class A	Construction & Engineering	154	4,061
DL Holdings Co. Ltd., Class A	Chemicals	63	1,975
Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	154	2,223
Doosan Bobcat, Inc., Class A	Machinery	210	9,355
[a] Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	1,939	26,650
Ecopro BM Co. Ltd.	Electrical Equipment	217	41,007
E-MART, Inc., Class A	Consumer Staples Distribution & Retail	98	5,719
F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	77	6,989
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	245	7,437
Green Cross Corp.	Biotechnology	28	2,439
GS Engineering & Construction Corp.	Construction & Engineering	308	4,357
GS Holdings Corp.	Industrial Conglomerates	217	6,036
GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	189	3,285
Hana Financial Group, Inc.	Banks	1,372	40,817

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Hanjin Kal Corp.	Passenger Airlines	105	3,733
Hankook Tire & Technology Co. Ltd.	Automobile Components	364	9,503
Hanmi Pharm Co. Ltd.	Pharmaceuticals	28	6,556
Hanmi Science Co. Ltd.	Pharmaceuticals	84	2,113
Hanon Systems	Automobile Components	833	5,784
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	168	16,243
Hanwha Corp.	Industrial Conglomerates	196	4,455
Hanwha Corp.	Industrial Conglomerates	91	1,028
[a] Hanwha Galleria Corp.	Broadline Retail	567	653
[a] Hanwha Life Insurance Co. Ltd.	Insurance	1,435	2,810
[a] Hanwha Ocean Co. Ltd., Class A	Machinery	245	7,010
[a] Hanwha Solutions Corp.	Chemicals	503	16,148
HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	196	8,910
[a] HD Hyundai Heavy Industries Co. Ltd.	Machinery	70	6,997
HD Hyundai Infracore Co. Ltd.	Machinery	651	5,909
[a] HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	210	18,567
Hite Jinro Co. Ltd.	Beverages	154	2,524
HL Mando Co. Ltd.	Automobile Components	161	6,586
[a] HLB, Inc.	Health Care Equipment & Supplies	476	11,741
HMM Co. Ltd.	Marine Transportation	1,372	19,628
Hotel Shilla Co. Ltd.	Specialty Retail	154	8,579
[a] HYBE Co. Ltd.	Entertainment	91	19,441
Hyundai Department Store Co. Ltd.	Broadline Retail	70	2,619
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	357	10,323
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	91	13,654
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	301	7,093
[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	91	5,801
Hyundai Mobis Co. Ltd.	Automobile Components	301	53,112
Hyundai Motor Co.	Automobiles	651	102,024
Hyundai Steel Co.	Metals & Mining	371	9,503
Hyundai Wia Corp.	Automobile Components	84	4,271
Industrial Bank of Korea	Banks	1,274	9,997
Kakao Corp.	Interactive Media & Services	1,449	53,995
[a] Kakao Games Corp.	Entertainment	140	3,490
KakaoBank Corp.	Banks	980	17,664
[a] Kakaopay Corp.	Financial Services	105	3,745
Kangwon Land, Inc.	Hotels, Restaurants & Leisure	427	5,632
KB Financial Group, Inc.	Banks	1,834	66,462
KCC Corp.	Chemicals	21	3,130
KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	112	2,835
Kia Corp.	Automobiles	1,176	78,986
Korea Aerospace Industries Ltd.	Aerospace & Defense	350	14,158
[a] Korea Electric Power Corp.	Electric Utilities	1,253	19,589
[a] Korea Gas Corp.	Gas Utilities	133	2,594
Korea Investment Holdings Co. Ltd.	Capital Markets	182	7,127
Korea Zinc Co. Ltd.	Metals & Mining	42	15,539
Korean Air Lines Co. Ltd.	Passenger Airlines	875	16,170
[a] Krafton, Inc.	Entertainment	133	19,663
KT&G Corp.	Tobacco	483	30,351
Kumho Petrochemical Co. Ltd.	Chemicals	84	8,460
L&F Co. Ltd.	Electronic Equipment, Instruments & Components	112	20,655
LG Chem Ltd.	Chemicals	223	112,884
LG Corp.	Industrial Conglomerates	434	28,985
[a] LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	1,106	13,229
LG Electronics, Inc.	Household Durables	504	48,463
[a] LG Energy Solution Ltd.	Electrical Equipment	161	67,570
LG H&H Co. Ltd.	Personal Care Products	40	13,934
LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	70	16,442
LG Uplus Corp.	Diversified Telecommunication Services	1,050	8,550
Lotte Chemical Corp.	Chemicals	84	9,856
Lotte Chilsung Beverage Co. Ltd.	Beverages	14	1,347
Lotte Corp.	Industrial Conglomerates	133	2,523
Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	91	3,329
LOTTE Fine Chemical Co. Ltd.	Chemicals	84	4,424

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Lotte Shopping Co. Ltd.	Broadline Retail	56	2,915
LS Corp.	Electrical Equipment	84	5,922
[a] Meritz Financial Group, Inc.	Financial Services	476	14,992
Mirae Asset Securities Co. Ltd.	Capital Markets	1,309	7,183
Mirae Asset Securities Co. Ltd.	Capital Markets	721	2,036
NAVER Corp.	Interactive Media & Services	679	94,199
NCSoft Corp.	Entertainment	73	16,343
[a,b] Netmarble Corp.	Entertainment	84	3,130
NH Investment & Securities Co. Ltd., Class C	Capital Markets	644	4,668
[a] NHN Corp.	Entertainment	77	1,438
NongShim Co. Ltd.	Food Products	18	5,437
[a] OCI Co. Ltd.	Chemicals	26	2,407
OCI Holdings Co. Ltd.	Chemicals	57	4,901
Orion Corp.	Food Products	112	10,200
Ottogi Corp.	Food Products	7	2,085
Pan Ocean Co. Ltd.	Marine Transportation	987	3,880
[a] Paradise Co. Ltd.	Hotels, Restaurants & Leisure	238	2,552
[a] Pearl Abyss Corp.	Entertainment	147	5,868
POSCO Future M Co. Ltd.	Construction Materials	133	35,631
POSCO Holdings, Inc.	Metals & Mining	357	105,123
Posco International Corp.	Trading Companies & Distributors	203	6,139
S-1 Corp.	Commercial Services & Supplies	91	3,681
[a,b] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	83	46,865
Samsung C&T Corp.	Industrial Conglomerates	392	31,446
Samsung Card Co. Ltd.	Consumer Finance	154	3,465
Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	266	29,171
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	22,379	1,226,247
[a] Samsung Engineering Co. Ltd.	Construction & Engineering	665	14,283
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	154	26,881
[a] Samsung Heavy Industries Co. Ltd.	Machinery	2,989	15,130
Samsung Life Insurance Co. Ltd.	Insurance	322	16,446
Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	248	125,915
Samsung SDS Co. Ltd.	IT Services	175	16,323
Samsung Securities Co. Ltd.	Capital Markets	322	8,797
SD Biosensor, Inc.	Health Care Equipment & Supplies	168	1,559
Seegene, Inc.	Biotechnology	147	2,293
[a] Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	168	2,027
Shinhan Financial Group Co. Ltd.	Banks	2,289	59,064
Shinsegae, Inc.	Broadline Retail	35	4,731
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	126	7,736
[a] SK Bioscience Co. Ltd.	Biotechnology	98	5,913
SK Chemicals Co. Ltd.	Chemicals	35	1,865
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	2,541	222,155
[a,b] SK IE Technology Co. Ltd.	Chemicals	126	9,256
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	252	30,313
SK Networks Co. Ltd.	Trading Companies & Distributors	728	2,807
[a] SK Square Co. Ltd.	Industrial Conglomerates	420	14,105
SK, Inc.	Industrial Conglomerates	175	19,749
SKC Co. Ltd.	Chemicals	91	6,740
S-Oil Corp.	Oil, Gas & Consumable Fuels	203	10,276
Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	70	1,968
SSANGYONG C&E Co. Ltd.	Construction Materials	574	2,304
Wemade Co. Ltd.	Entertainment	84	2,489
Woori Financial Group, Inc.	Banks	3,024	27,058
Yuhan Corp.	Pharmaceuticals	252	11,551
			3,804,052
Taiwan 17.1%
Accton Technology Corp.	Communications Equipment	2,630	29,471
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	14,000	14,092
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	110	2,871
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	1,750	23,010
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	15,700	55,703
Asia Cement Corp.	Construction Materials	11,000	15,682
ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	180	6,097

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	156	14,275
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	3,500	35,343
AUO Corp., Class H	Electronic Equipment, Instruments & Components	35,000	20,903
Capital Securities Corp., Class A	Capital Markets	7,000	3,203
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	3,000	16,905
Cathay Financial Holding Co. Ltd., Class A	Insurance	43,001	59,577
[a] Chailease Holding Co. Ltd., Class A	Financial Services	6,440	42,183
Chang Hwa Commercial Bank Ltd., Class A	Banks	28,000	16,767
Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	8,800	11,345
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	2,630	8,276
China Airlines Ltd., Class A	Passenger Airlines	14,000	11,777
[a] China Development Financial Holding Corp., Class A	Insurance	77,000	30,657
China Motor Corp., Class A	Automobiles	930	2,777
China Steel Corp., Class A	Metals & Mining	59,000	55,695
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	18,380	68,753
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	19,000	17,844
CTBC Financial Holding Co. Ltd., Class A	Banks	84,000	67,023
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	10,500	116,144
E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	4,400	31,787
E.Sun Financial Holding Co. Ltd., Class A	Banks	67,732	56,653
Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	840	13,472
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	329	23,346
[a] ENNOSTAR, Inc., Class H	Semiconductors & Semiconductor Equipment	2,920	4,875
Eternal Materials Co. Ltd., Class H	Chemicals	5,000	5,186
Eva Airways Corp., Class H	Passenger Airlines	12,000	15,335
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	4,830	14,500
Far Eastern International Bank	Banks	9,770	3,733
Far Eastern New Century Corp.	Industrial Conglomerates	18,250	19,601
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	7,000	17,666
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	2,310	14,574
First Financial Holding Co. Ltd.	Banks	49,000	43,502
[a,b] FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	7,000	1,242
Formosa Chemicals & Fibre Corp.	Chemicals	15,700	33,825
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	6,130	16,592
Formosa Plastics Corp.	Chemicals	17,380	47,824
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	350	1,882
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	3,000	2,697
Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	5,250	9,372
Fubon Financial Holding Co. Ltd.	Insurance	35,000	68,327
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	460	5,849
Giant Manufacturing Co. Ltd.	Leisure Products	1,572	11,609
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	1,050	16,756
Hiwin Technologies Corp.	Machinery	1,485	11,324
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	56,000	203,182
Hotai Motor Co. Ltd.	Specialty Retail	1,510	39,466
[a] HTC Corp.	Technology Hardware, Storage & Peripherals	3,500	6,417
Hua Nan Financial Holdings Co. Ltd., Class C	Banks	49,000	34,928
Innolux Corp.	Electronic Equipment, Instruments & Components	35,000	17,138
Inventec Corp.	Technology Hardware, Storage & Peripherals	14,000	19,419
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	480	32,828
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	10,500	34,894
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	7,070	156,180
Mega Financial Holding Co. Ltd.	Banks	53,000	65,007
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	3,500	19,835
momo.com, Inc.	Broadline Retail	296	6,539
Nan Ya Plastics Corp.	Chemicals	27,000	62,852
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	1,170	9,918
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	3,790	8,616
Nien Made Enterprise Co. Ltd.	Household Durables	770	8,468
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,890	39,576
Oneness Biotech Co. Ltd.	Pharmaceuticals	1,592	11,041
Pegatron Corp.	Technology Hardware, Storage & Peripherals	10,000	24,017
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	12,000	12,137
Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	14,000	13,913

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	3,500	11,800
President Chain Store Corp.	Consumer Staples Distribution & Retail	2,800	25,398
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	12,130	59,200
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,251	28,007
Ruentex Development Co. Ltd.	Real Estate Management & Development	11,900	13,736
Shanghai Commercial & Savings Bank Ltd.	Banks	18,146	26,452
[a] Shin Kong Financial Holding Co. Ltd.	Insurance	67,041	19,158
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	2,680	13,897
SinoPac Financial Holdings Co. Ltd.	Banks	51,580	28,734
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	6,000	11,174
Taishin Financial Holding Co. Ltd.	Banks	54,000	32,770
Taiwan Business Bank	Banks	25,000	11,439
Taiwan Cement Corp.	Construction Materials	30,097	36,770
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	47,000	42,330
Taiwan Fertilizer Co. Ltd.	Chemicals	3,500	6,799
[a] Taiwan Glass Industry Corp.	Building Products	8,000	4,958
Taiwan High Speed Rail Corp.	Transportation Infrastructure	8,000	8,258
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	8,000	24,557
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	1,170	4,301
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	113,500	2,099,119
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	9,000	15,402
Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	1,170	2,945
[a] U-Ming Marine Transport Corp.	Marine Transportation	2,000	3,037
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	6,130	34,641
Uni-President Enterprises Corp.	Food Products	22,700	55,612
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	56,000	87,206
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	4,380	12,376
Voltronic Power Technology Corp.	Electrical Equipment	290	18,297
Walsin Lihwa Corp.	Electrical Equipment	11,851	15,601
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	2,450	7,505
Wan Hai Lines Ltd.	Marine Transportation	4,460	8,449
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	1,750	9,215
[a] Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	12,000	10,577
Wistron Corp.	Technology Hardware, Storage & Peripherals	13,000	37,901
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	420	19,149
Yageo Corp.	Electronic Equipment, Instruments & Components	1,890	29,827
[a] Yang Ming Marine Transport Corp.	Marine Transportation	8,750	17,700
Yuanta Financial Holding Co. Ltd.	Financial Services	56,000	41,535
Yulon Motor Co. Ltd.	Automobiles	3,023	8,017
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	2,630	8,867
			5,016,989

Thailand 2.4%
Advanced Info Service PCL, NVDR	Wireless Telecommunication Services	4,900	29,576
[a] Airports of Thailand PCL, Class H, NVDR	Transportation Infrastructure	20,700	42,036
Asset World Corp. PCL, Class H, NVDR	Hotels, Restaurants & Leisure	37,100	5,169
B Grimm Power PCL, Class A, NVDR	Independent Power Producers & Energy Traders	2,800	2,744
Bangkok Bank PCL, Class A, fgn.	Banks	2,100	10,306
Bangkok Bank PCL, Class A, NVDR	Banks	1,100	4,949
Bangkok Dusit Medical Services PCL, Class A, NVDR	Health Care Providers & Services	51,800	40,543
Bangkok Expressway & Metro PCL, Class H, NVDR	Transportation Infrastructure	38,900	9,381
Bangkok Life Assurance PCL, Class A, NVDR	Insurance	2,500	1,735
Banpu PCL, Class A, NVDR	Oil, Gas & Consumable Fuels	28,000	6,989
Berli Jucker PCL, Class A, NVDR	Consumer Staples Distribution & Retail	4,900	4,803
BTS Group Holdings PCL, Class A, NVDR	Ground Transportation	42,000	8,825
Bumrungrad Hospital PCL, NVDR	Health Care Providers & Services	2,800	17,848
Carabao Group PCL, Class A, NVDR	Beverages	1,800	3,325
Central Pattana PCL, Class A, NVDR	Real Estate Management & Development	12,600	23,277
Central Retail Corp. PCL, Class A, NVDR	Broadline Retail	14,000	15,400
Charoen Pokphand Foods PCL, Class A, NVDR	Food Products	22,400	12,446
CP ALL PCL, Class B, NVDR	Consumer Staples Distribution & Retail	28,000	49,358
CP Axtra PCL, NVDR	Consumer Staples Distribution & Retail	7,000	6,960
Delta Electronics Thailand PCL, Class A, NVDR	Electronic Equipment, Instruments & Components	13,300	34,511

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Digital Telecommunications Infrastructure Fund,
Class A, UNIT	Financial Services	25,900	8,109
Electricity Generating PCL, Class A, NVDR	Independent Power Producers & Energy Traders	1,400	5,153
Energy Absolute PCL, Class A, NVDR	Independent Power Producers & Energy Traders	7,700	12,379
Global Power Synergy PCL, NVDR	Independent Power Producers & Energy Traders	3,500	5,355
Gulf Energy Development PCL, NVDR	Independent Power Producers & Energy Traders	14,000	18,460
Home Product Center PCL, NVDR	Specialty Retail	28,000	11,056
Indorama Ventures PCL, NVDR	Chemicals	8,800	8,501
Intouch Holdings PCL, NVDR	Wireless Telecommunication Services	4,200	8,766
IRPC PCL, NVDR	Oil, Gas & Consumable Fuels	48,700	3,132
Kasikornbank PCL, fgn.	Banks	5,300	19,433
Kasikornbank PCL, NVDR	Banks	1,800	6,575
Krung Thai Bank PCL, NVDR	Banks	30,800	16,853
Krungthai Card PCL, NVDR	Consumer Finance	6,600	9,214
Land & Houses PCL, NVDR	Real Estate Management & Development	34,700	8,270
Minor International PCL, NVDR	Hotels, Restaurants & Leisure	17,900	17,292
Muangthai Capital PCL, NVDR	Consumer Finance	3,500	3,875
Osotspa PCL, NVDR	Beverages	6,700	5,622
PTT Exploration & Production PCL, NVDR	Oil, Gas & Consumable Fuels	6,300	26,653
PTT Global Chemical PCL, NVDR	Chemicals	9,800	10,296
PTT Oil & Retail Business PCL, NVDR	Specialty Retail	13,700	8,192
PTT PCL, NVDR	Oil, Gas & Consumable Fuels	67,600	63,872
Ratch Group PCL, NVDR	Independent Power Producers & Energy Traders	6,000	6,050
SCB X PCL, NVDR	Banks	7,700	23,129
SCG Packaging PCL, NVDR	Containers & Packaging	6,000	6,304
Siam Cement PCL, NVDR	Construction Materials	3,500	31,787
Siam City Cement PCL, NVDR	Construction Materials	400	1,574
Sri Trang Gloves Thailand PCL, NVDR	Health Care Equipment & Supplies	4,900	1,030
Srisawad Corp. PCL, NVDR	Consumer Finance	3,200	4,265
Thai Oil PCL, NVDR	Oil, Gas & Consumable Fuels	5,375	6,708
Thai Union Group PCL, NVDR	Food Products	12,300	4,475
TMBThanachart Bank PCL, NVDR	Banks	210,000	9,181
True Corp. PCL, NVDR	Diversified Telecommunication Services	54,060	9,987
			711,729
United Kingdom 0.3%
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	12,500	76,325

United States 0.1%
[a,b] JS Global Lifestyle Co. Ltd.	Household Durables	5,500	954
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	350	12,081
[a,b] Samsonite International SA	Textiles, Apparel & Luxury Goods	6,300	17,767
			30,802
Total Common Stocks (Cost $31,635,475)			29,187,804

Preferred Stocks 0.7%
South Korea 0.7%
[d] Amorepacific Corp., 2.175%, pfd.	Personal Care Products	49	1,172
[d] CJ CheilJedang Corp., 3.355%, pfd.	Food Products	7	720
[d] Hyundai Motor Co., 5.561%, pfd.	Automobiles	168	13,987
[d] Hyundai Motor Co., 5.561%, pfd.	Automobiles	112	9,248
[d] LG Chem Ltd., 2.855%, pfd.	Chemicals	28	7,480
[d] LG Electronics, Inc., 1.376%, pfd.	Household Durables	77	3,185
[d] LG H&H Co. Ltd., 2.160%, pfd.	Personal Care Products	11	1,565
[d] Samsung Electronics Co. Ltd., 1.822%, pfd.	Technology Hardware, Storage & Peripherals	3,892	175,748
[d] Samsung Fire & Marine Insurance Co. Ltd.,
8.054%, pfd.	Insurance	14	1,821
[d] Samsung SDI Co. Ltd., 0.336%, pfd.	Electronic Equipment, Instruments & Components	7	1,705

Total Preferred Stocks (Cost $208,608)			216,631
Total Investments (Cost $31,844,083) 99.9%			29,404,435
Other Assets, less Liabilities 0.1%			20,138

Net Assets 100.0%			$29,424,573

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $1,583,901, representing 5.4% of net assets.
cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
dVariable rate security. The rate shown represents the yield at period end.

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts

Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI China Future			Long	5	$115,125	9/15/23	$(1,708)
*As of period end.

Abbreviations
Selected Portfolio

ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
REIT	–	Real Estate Investment Trust
SF	–	Single Family
SPA	–	Standby Purchase Agreement
SRF	–	State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Australia ETF	Industry	Shares	Value
Common Stocks 99.1%
Australia 96.2%
Adbri Ltd.	Construction Materials	11,017	$17,527
AGL Energy Ltd.	Multi-Utilities	14,030	100,955
[a] Allkem Ltd.	Metals & Mining	13,708	146,178
ALS Ltd.	Professional Services	11,339	84,234
Altium Ltd.	Software	2,760	67,829
Alumina Ltd.	Metals & Mining	59,248	54,622
AMP Ltd.	Financial Services	69,759	52,472
Ampol Ltd.	Oil, Gas & Consumable Fuels	5,612	111,845
Ansell Ltd.	Health Care Equipment & Supplies	2,990	53,201
ANZ Group Holdings Ltd.	Banks	70,771	1,116,948
APA Group	Gas Utilities	27,761	179,063
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	15,456	397,745
ASX Ltd.	Capital Markets	4,554	190,976
Atlas Arteria Ltd.	Transportation Infrastructure	34,109	140,996
Aurizon Holdings Ltd.	Ground Transportation	41,538	108,387
Bank of Queensland Ltd.	Banks	15,341	56,062
Beach Energy Ltd.	Oil, Gas & Consumable Fuels	41,653	37,431
Bendigo & Adelaide Bank Ltd.	Banks	13,317	76,146
BHP Group Ltd.	Metals & Mining	118,565	3,550,736
BlueScope Steel Ltd.	Metals & Mining	10,833	148,186
[a] Boral Ltd.	Construction Materials	8,142	21,841
Brambles Ltd.	Commercial Services & Supplies	32,706	313,717
carsales.com Ltd.	Interactive Media & Services	8,464	134,203
Challenger Ltd.	Financial Services	16,123	69,545
Charter Hall Group	Diversified REITs	11,086	79,033
Cleanaway Waste Management Ltd.	Commercial Services & Supplies	52,371	90,289
Cochlear Ltd.	Health Care Equipment & Supplies	1,518	231,465
Coles Group Ltd.	Consumer Staples Distribution & Retail	30,659	375,918
Commonwealth Bank of Australia	Banks	39,744	2,652,702
Computershare Ltd.	Professional Services	12,627	196,513
CSL Ltd.	Biotechnology	11,339	2,093,610
CSR Ltd.	Construction Materials	11,201	38,696
Deterra Royalties Ltd.	Metals & Mining	10,097	30,917
Dexus	Office REITs	25,323	131,479
Domain Holdings Australia Ltd.	Interactive Media & Services	5,980	15,086
Domino’s Pizza Enterprises Ltd.	Hotels, Restaurants & Leisure	1,472	45,494
Downer EDI Ltd.	Commercial Services & Supplies	15,916	43,543
Endeavour Group Ltd.	Consumer Staples Distribution & Retail	32,154	135,055
Evolution Mining Ltd.	Metals & Mining	40,618	87,060
[a] Flight Centre Travel Group Ltd.	Hotels, Restaurants & Leisure	3,680	46,665
Fortescue Metals Group Ltd.	Metals & Mining	37,490	553,507
Goodman Group	Industrial REITs	43,493	581,049
GPT Group	Diversified REITs	45,080	124,231
Harvey Norman Holdings Ltd.	Broadline Retail	14,168	32,820
IDP Education Ltd.	Diversified Consumer Services	6,532	96,091
IGO Ltd.	Metals & Mining	14,605	147,772
Iluka Resources Ltd.	Metals & Mining	9,936	73,480
Incitec Pivot Ltd.	Chemicals	45,609	83,185
Insignia Financial Ltd.	Capital Markets	15,341	28,797
Insurance Australia Group Ltd.	Insurance	57,615	218,603
JB Hi-Fi Ltd.	Specialty Retail	2,576	75,019
Lendlease Corp. Ltd.	Real Estate Management & Development	16,192	83,531
Lottery Corp. Ltd.	Hotels, Restaurants & Leisure	52,233	178,364
[a] Lynas Rare Earths Ltd.	Metals & Mining	21,896	99,839
Macquarie Group Ltd.	Capital Markets	8,556	1,011,599
Magellan Financial Group Ltd.	Capital Markets	3,243	20,486
Medibank Pvt Ltd.	Insurance	64,814	151,865
Metcash Ltd.	Consumer Staples Distribution & Retail	22,885	57,278
Mineral Resources Ltd.	Metals & Mining	4,025	191,378

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Mirvac Group	Diversified REITs	92,759	139,544
National Australia Bank Ltd.	Banks	73,968	1,298,374
New Hope Corp. Ltd.	Oil, Gas & Consumable Fuels	12,512	40,394
Newcrest Mining Ltd.	Metals & Mining	21,091	370,916
[a] NEXTDC Ltd.	IT Services	12,029	100,729
Northern Star Resources Ltd.	Metals & Mining	26,427	212,501
Nufarm Ltd.	Chemicals	8,924	30,236
Orica Ltd.	Chemicals	10,649	105,123
Origin Energy Ltd.	Electric Utilities	40,549	226,998
Orora Ltd.	Containers & Packaging	19,826	43,419
Perpetual Ltd.	Capital Markets	2,668	45,962
Pilbara Minerals Ltd.	Metals & Mining	67,597	220,030
Platinum Asset Management Ltd.	Capital Markets	12,558	14,545
Pro Medicus Ltd.	Health Care Technology	989	43,213
[a] Qantas Airways Ltd.	Passenger Airlines	20,953	86,474
QBE Insurance Group Ltd.	Insurance	35,052	365,618
Qube Holdings Ltd.	Transportation Infrastructure	39,376	74,700
Ramsay Health Care Ltd.	Health Care Providers & Services	4,117	154,262
REA Group Ltd.	Interactive Media & Services	1,196	113,869
Reece Ltd.	Trading Companies & Distributors	4,991	61,694
Region RE Ltd.	Retail REITs	26,726	40,384
Rio Tinto Ltd.	Metals & Mining	8,740	667,241
Santos Ltd.	Oil, Gas & Consumable Fuels	70,403	352,415
Scentre Group	Retail REITs	122,038	215,272
SEEK Ltd.	Interactive Media & Services	8,234	119,047
Seven Group Holdings Ltd.	Trading Companies & Distributors	3,358	55,099
Sonic Healthcare Ltd.	Health Care Providers & Services	10,511	248,871
South32 Ltd.	Metals & Mining	107,640	269,406
[a] Star Entertainment Group Ltd.	Hotels, Restaurants & Leisure	34,270	26,348
Steadfast Group Ltd.	Insurance	24,081	96,177
Stockland	Diversified REITs	56,143	150,608
Suncorp Group Ltd.	Insurance	29,785	267,458
Tabcorp Holdings Ltd.	Hotels, Restaurants & Leisure	53,521	39,545
Telstra Group Ltd.	Diversified Telecommunication Services	95,151	272,350
TPG Telecom Ltd.	Diversified Telecommunication Services	8,809	28,556
Transurban Group	Transportation Infrastructure	72,542	688,098
Treasury Wine Estates Ltd.	Beverages	16,974	126,885
Vicinity Ltd.	Retail REITs	88,665	108,892
Washington H Soul Pattinson & Co. Ltd.	Financial Services	6,256	132,342
Wesfarmers Ltd.	Broadline Retail	26,680	876,256
Westpac Banking Corp.	Banks	82,248	1,168,330
Whitehaven Coal Ltd.	Oil, Gas & Consumable Fuels	17,480	78,075
WiseTech Global Ltd.	Software	3,795	201,611
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	44,528	1,020,804
Woolworths Group Ltd.	Consumer Staples Distribution & Retail	28,704	759,114
Worley Ltd.	Construction & Engineering	8,832	92,830
Yancoal Australia Ltd.	Oil, Gas & Consumable Fuels	3,933	11,990
			29,195,869

Ireland 0.9%
[a] James Hardie Industries PLC, CDI	Construction Materials	10,465	276,900

New Zealand 0.8%
[a] Xero Ltd.	Software	3,013	238,526

United Kingdom 1.1%
Amcor PLC, CDI	Containers & Packaging	35,075	346,947

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

United States 0.1%
Sims Ltd.	Metals & Mining	3,726	39,063
Total Common Stocks (Cost $28,966,187)			30,097,305
Total Investments (Cost $28,966,187) 99.1%			30,097,305
Other Assets, less Liabilities 0.9%			262,556
Net Assets 100.0%			$30,359,861
[a]Non-income producing.

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
SPI 200 Index			Long	2	$238,336	9/21/23	$613

*As of period end.

Abbreviations

Selected Portfolio

CDI	–	Clearing House Electronic Subregister
System Depositary Interest
REIT	–	Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Brazil ETF	Industry	Shares	Value
Common Stocks 70.8%
Brazil 69.7%
Ambev SA	Beverages	1,241,600	$3,966,222
Atacadao SA	Consumer Staples Distribution & Retail	153,600	356,617
Auren Energia SA	Independent Power Producers & Energy Traders	102,443	304,313
B3 SA - Brasil Bolsa Balcao	Capital Markets	1,638,400	4,962,070
Banco Bradesco SA	Banks	428,800	1,301,333
Banco BTG Pactual SA	Capital Markets	332,800	2,169,685
Banco do Brasil SA	Banks	243,204	2,490,522
Banco Santander Brasil SA	Banks	108,800	690,826
BB Seguridade Participacoes SA	Insurance	192,000	1,224,677
Bradespar SA	Metals & Mining	6,430	27,871
[a] BRF SA	Food Products	224,000	413,731
Caixa Seguridade Participacoes SA	Insurance	128,000	273,300
CCR SA	Transportation Infrastructure	320,000	932,007
Centrais Eletricas Brasileiras SA	Electric Utilities	377,600	3,111,443
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP	Water Utilities	96,000	1,125,771
Cia Energetica de Minas Gerais	Electric Utilities	96,000	384,478
Cia Paranaense de Energia	Electric Utilities	89,600	152,862
Cia Siderurgica Nacional SA	Metals & Mining	179,200	450,600
Cielo SA	IT Services	326,400	310,567
Cosan SA	Oil, Gas & Consumable Fuels	339,200	1,255,828
CPFL Energia SA	Electric Utilities	51,200	365,002
CSN Mineracao SA	Metals & Mining	147,200	127,549
Dexco SA	Paper & Forest Products	96,260	166,619
Diagnosticos da America SA	Health Care Providers & Services	25,600	62,779
EDP - Energias do Brasil SA	Electric Utilities	76,800	376,040
[a] Embraer SA	Aerospace & Defense	211,200	811,701
Energisa SA	Electric Utilities	83,280	866,637
[a] Eneva SA	Independent Power Producers & Energy Traders	345,600	879,045
Engie Brasil Energia SA	Independent Power Producers & Energy Traders	51,200	484,935
Equatorial Energia SA	Electric Utilities	239,600	1,596,837
[a] Equatorial Energia SA	Electric Utilities	9,548	63,297
[b] GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	121,600	425,751
Grupo De Moda Soma SA	Textiles, Apparel & Luxury Goods	128,000	318,408
[a] Grupo Mateus SA	Consumer Staples Distribution & Retail	115,200	189,134
[a,b] Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	1,356,800	1,231,920
Hypera SA	Pharmaceuticals	115,200	1,098,746
Intelbras SA Industria de Telecomunicacao Eletronica
Brasileira	Communications Equipment	19,200	103,045
Itau Unibanco Holding SA	Banks	128,000	650,614
Klabin SA	Containers & Packaging	217,600	981,997
Localiza Rent a Car SA	Ground Transportation	239,681	3,403,430
Lojas Renner SA	Broadline Retail	275,230	1,141,086
M Dias Branco SA	Food Products	35,400	312,392
[a] Magazine Luiza SA	Broadline Retail	870,400	608,053
Marfrig Global Foods SA	Food Products	89,600	135,031
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	76,800	440,517
[a] Natura & Co. Holding SA	Personal Products	275,216	955,041
Neoenergia SA	Electric Utilities	64,000	281,658
[a] Petro Rio SA	Oil, Gas & Consumable Fuels	192,000	1,475,821
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	1,056,000	7,245,771
Petroreconcavo SA	Oil, Gas & Consumable Fuels	51,200	203,463
Porto Seguro SA	Insurance	51,200	298,454
Raia Drogasil SA	Consumer Staples Distribution & Retail	320,044	1,963,786
[b] Rede D’Or Sao Luiz SA	Health Care Providers & Services	217,602	1,484,962
Rumo SA	Ground Transportation	358,400	1,649,353
Sao Martinho SA	Food Products	44,800	317,148
Sendas Distribuidora SA	Consumer Staples Distribution & Retail	384,000	1,094,527
SLC Agricola SA	Food Products	32,240	255,434

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	32,000	142,620
Suzano SA	Paper & Forest Products	198,400	1,818,667
Telefonica Brasil SA	Diversified Telecommunication Services	125,000	1,121,217
TIM SA	Wireless Telecommunication Services	230,400	698,269
TOTVS SA	Software	128,000	795,489
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	64,000	499,370
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	236,800	927,270
Usinas Siderurgicas de Minas Gerais SA	Metals & Mining	51,200	77,373
Vale SA	Metals & Mining	1,107,203	14,739,755
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA	Ground Transportation	89,600	224,929
Vibra Energia SA	Specialty Retail	320,000	1,197,347
WEG SA	Machinery	422,400	3,305,473

			85,518,485

United States 1.1%
JBS SA	Food Products	384,000	1,389,851

Total Common Stocks (Cost $66,456,630)			86,908,336

Preferred Stocks 25.8%
Brazil 25.8%
[a,c] Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	64,000	123,383
[c] Banco Bradesco SA, 5.21%, pfd.	Banks	1,478,400	5,041,393
[c] Bradespar SA, 12.598%, pfd.	Metals & Mining	70,484	324,513
[a,c] Braskem SA, Class A, pfd.	Chemicals	57,600	332,657
[c] Centrais Eletricas Brasileiras SA, Class B, 3.356%,
pfd.	Electric Utilities	76,800	708,776
[c] Cia Energetica de Minas Gerais, 7.597%, pfd.	Electric Utilities	358,400	955,436
[c] Cia Paranaense de Energia, 10.024%, pfd.	Electric Utilities	377,600	648,902
[c] CTEEP-Cia de Transmissao de Energia Eletrica
Paulista, 3.561%, pfd.	Electric Utilities	51,200	269,161
[c] Gerdau SA, 13.115%, pfd.	Metals & Mining	307,200	1,596,497
[c] Itau Unibanco Holding SA, 4.585%, pfd.	Banks	1,376,000	8,106,534
[c] Itausa SA, 5.073%, pfd.	Banks	1,484,810	2,967,158
[c] Metalurgica Gerdau SA, 10.051%, pfd.	Metals & Mining	192,000	470,448
[c] Petroleo Brasileiro SA, 15.645%, pfd.	Oil, Gas & Consumable Fuels	1,600,000	9,794,362
[c] Unipar Carbocloro SA, Class B, 16.598%, pfd.	Chemicals	12,840	210,646
[c] Usinas Siderurgicas de Minas Gerais SA, Class A,
4.653%, pfd.	Metals & Mining	134,400	196,975

Total Preferred Stocks (Cost $25,168,444)			31,746,841

Total Investments (Cost $91,625,074) 96.6%			118,655,177

Other Assets, less Liabilities 3.4%			4,140,177

Net Assets 100.0%			$122,795,354

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $3,142,633, representing 2.6% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Bovespa Index	Long	180	$4,472,537	8/16/23	$(3,249)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Canada ETF	Industry	Shares	Value
Common Stocks 99.5%
Canada 97.2%
Agnico Eagle Mines Ltd.	Metals & Mining	89,496	$4,473,955
Alimentation Couche-Tard, Inc.	Consumer Staples Distribution & Retail	146,718	7,531,875
Bank of Montreal	Banks	138,798	12,549,248
Bank of Nova Scotia	Banks	233,046	11,672,994
Barrick Gold Corp.	Metals & Mining	342,936	5,807,818
BCE, Inc.	Diversified Telecommunication Services	59,400	2,711,324
Brookfield Asset Management Ltd., Class A	Capital Markets	52,866	1,727,509
Brookfield Corp.	Capital Markets	293,634	9,896,903
Canadian Imperial Bank of Commerce, Class A	Banks	172,458	7,371,415
Canadian National Railway Co.	Ground Transportation	116,028	14,066,285
Canadian Natural Resources Ltd.	Oil, Gas & Consumable Fuels	212,454	11,958,114
Canadian Pacific Kansas City Ltd.	Ground Transportation	181,566	14,681,702
Canadian Tire Corp. Ltd., Class A	Broadline Retail	10,296	1,409,266
Cenovus Energy, Inc.	Oil, Gas & Consumable Fuels	271,458	4,615,760
[a] CGI, Inc., Class A	IT Services	41,184	4,347,935
Constellation Software, Inc.	Software	3,726	7,728,680
Dollarama, Inc.	Broadline Retail	53,064	3,597,886
Enbridge, Inc.	Oil, Gas & Consumable Fuels	395,802	14,728,351
Fairfax Financial Holdings Ltd.	Insurance	4,216	3,161,530
Fortis, Inc.	Electric Utilities	94,644	4,083,299
Franco-Nevada Corp.	Metals & Mining	37,224	5,311,365
George Weston Ltd.	Consumer Staples Distribution & Retail	13,266	1,570,165
Great-West Lifeco, Inc.	Insurance	52,866	1,536,939
[b] Hydro One Ltd.	Electric Utilities	61,578	1,761,366
IGM Financial, Inc.	Capital Markets	16,038	488,806
Imperial Oil Ltd.	Oil, Gas & Consumable Fuels	34,650	1,774,855
Intact Financial Corp.	Insurance	34,452	5,325,382
Loblaw Cos. Ltd.	Consumer Staples Distribution & Retail	29,898	2,740,245
Magna International, Inc.	Automobile Components	52,074	2,943,219
Manulife Financial Corp.	Insurance	364,716	6,901,559
Metro, Inc., Class A	Consumer Staples Distribution & Retail	45,540	2,574,950
National Bank of Canada	Banks	65,538	4,888,419
Nutrien Ltd.	Chemicals	97,614	5,769,424
Pembina Pipeline Corp.	Oil, Gas & Consumable Fuels	107,514	3,384,061
Power Corp. of Canada	Insurance	105,138	2,833,343
Restaurant Brands International, Inc.	Hotels, Restaurants & Leisure	60,192	4,672,073
Royal Bank of Canada	Banks	271,062	25,917,071
Saputo, Inc.	Food Products	47,520	1,065,856
[a] Shopify, Inc., Class A	IT Services	222,948	14,425,700
Sun Life Financial, Inc.	Insurance	114,642	5,983,130
Suncor Energy, Inc.	Oil, Gas & Consumable Fuels	258,588	7,593,977
TC Energy Corp.	Oil, Gas & Consumable Fuels	197,406	7,987,241
Teck Resources Ltd., Class B	Metals & Mining	87,516	3,686,485
TELUS Corp.	Diversified Telecommunication Services	93,060	1,813,026
Thomson Reuters Corp.	Professional Services	32,074	4,335,353
Toronto-Dominion Bank	Banks	355,608	22,066,105
Tourmaline Oil Corp.	Oil, Gas & Consumable Fuels	55,836	2,633,881
Wheaton Precious Metals Corp.	Metals & Mining	88,308	3,823,288

			303,929,133

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

United States 2.3%
Waste Connections, Inc.	Commercial Services & Supplies	50,292	7,195,756
Total Common Stocks (Cost $321,519,398)			311,124,889
Total Investments (Cost $321,519,398) 99.5%			311,124,889
Other Assets, less Liabilities 0.5%			1,422,779
Net Assets 100.0%			$312,547,668

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $1,761,366, representing 0.6% of net assets.

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P/TSX 60 Index	Long	7	$1,289,280	9/14/23	$18,967

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE China ETF	Industry	Shares	Value
Common Stocks 99.1%
China 95.5%
[a] 360 Security Technology, Inc., Class A	Software	26,100	$44,990
37 Interactive Entertainment Network Technology
Group Co. Ltd., Class A	Entertainment	5,800	27,809
3peak, Inc., Class A	Semiconductors & Semiconductor Equipment	321	9,619
[b] 3SBio, Inc., Class A	Biotechnology	87,000	87,371
Addsino Co. Ltd., Class A	Communications Equipment	5,800	7,973
[a] Advanced Micro-Fabrication Equipment, Inc. China,
Class A	Semiconductors & Semiconductor Equipment	2,117	45,528
AECC Aero-Engine Control Co. Ltd., Class A	Aerospace & Defense	2,900	9,727
AECC Aviation Power Co. Ltd., Class A	Aerospace & Defense	8,700	50,539
[a] Agile Group Holdings Ltd.	Real Estate Management & Development	78,000	12,342
Agricultural Bank of China Ltd., Class A	Banks	327,700	159,012
Agricultural Bank of China Ltd., Class H	Banks	1,508,000	592,686
Aier Eye Hospital Group Co. Ltd., Class A	Health Care Providers & Services	31,084	79,261
[a] Air China Ltd., Class A	Passenger Airlines	31,900	36,132
[a] Air China Ltd., Class H	Passenger Airlines	82,000	58,388
[a,b] Akeso, Inc.	Biotechnology	25,000	112,772
[a] Alibaba Group Holding Ltd., Class A	Broadline Retail	846,378	8,769,861
[a,b] A-Living Smart City Services Co. Ltd., Class H	Real Estate Management & Development	36,250	23,314
Aluminum Corp. of China Ltd., Class A	Metals & Mining	49,300	37,205
Aluminum Corp. of China Ltd., Class H	Metals & Mining	174,000	74,826
[a] Amlogic Shanghai Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,456	16,876
Angang Steel Co. Ltd., Class A	Metals & Mining	23,200	8,866
Angang Steel Co. Ltd., Class H	Metals & Mining	76,000	19,881
Angel Yeast Co. Ltd., Class A	Food Products	2,900	14,435
[a,b] Angelalign Technology, Inc.	Health Care Equipment & Supplies	2,400	22,372
Anhui Anke Biotechnology Group Co. Ltd., Class A	Biotechnology	6,916	9,507
Anhui Conch Cement Co. Ltd., Class A	Construction Materials	14,500	47,318
Anhui Conch Cement Co. Ltd., Class H	Construction Materials	61,210	162,464
Anhui Expressway Co. Ltd., Class H	Transportation Infrastructure	18,000	17,388
[a] Anhui Gujing Distillery Co. Ltd., Class A	Beverages	1,500	51,008
[a] Anhui Gujing Distillery Co. Ltd., Class B	Beverages	5,800	99,916
Anhui Zhongding Sealing Parts Co. Ltd., Class A	Automobile Components	5,800	10,436
Anjoy Foods Group Co. Ltd., Class A	Food Products	1,100	22,197
ANTA Sports Products Ltd., Class A	Textiles, Apparel & Luxury Goods	63,800	651,710
Apeloa Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	2,900	7,072
Asymchem Laboratories Tianjin Co. Ltd., Class A	Pharmaceuticals	700	11,341
Autohome, Inc., ADR	Interactive Media & Services	2,900	84,564
Avary Holding Shenzhen Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,900	9,683
AVIC Industry-Finance Holdings Co. Ltd., Class A	Financial Services	31,900	16,795
AviChina Industry & Technology Co. Ltd., Class H	Aerospace & Defense	116,000	56,249
AVICOPTER PLC, Class A	Aerospace & Defense	2,900	15,874
[b] BAIC Motor Corp. Ltd., Class H	Automobiles	116,000	28,124
[a] Baidu, Inc., Class A	Interactive Media & Services	110,238	1,868,107
Bank of Beijing Co. Ltd., Class A	Banks	72,500	46,142
Bank of Changsha Co. Ltd., Class A	Banks	14,500	15,467
[a] Bank of Chengdu Co. Ltd., Class A	Banks	5,800	9,735
Bank of China Ltd., Class A	Banks	156,600	84,168
Bank of China Ltd., Class H	Banks	3,741,000	1,498,959
Bank of Communications Co. Ltd., Class A	Banks	136,300	108,668
Bank of Communications Co. Ltd., Class H	Banks	348,000	230,472
Bank of Guiyang Co. Ltd., Class A	Banks	14,500	10,285
Bank of Hangzhou Co. Ltd., Class A	Banks	20,300	32,788
[a] Bank of Jiangsu Co. Ltd., Class A	Banks	15,300	15,458
Bank of Nanjing Co. Ltd., Class A	Banks	34,800	38,269

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Bank of Ningbo Co. Ltd., Class A	Banks	23,220	80,754
Bank of Qingdao Co. Ltd., Class A	Banks	17,400	7,486
Bank of Shanghai Co. Ltd., Class A	Banks	49,300	38,967
Bank of Suzhou Co. Ltd., Class A	Banks	6,320	5,690
[a] Bank of Zhengzhou Co. Ltd., Class A	Banks	21,980	6,949
Baoshan Iron & Steel Co. Ltd., Class A	Metals & Mining	66,700	51,528
BBMG Corp., Class A	Construction Materials	20,300	6,083
BBMG Corp., Class H	Construction Materials	116,000	12,730
[a] BeiGene Ltd.	Biotechnology	31,900	437,187
Beijing Capital Development Co. Ltd., Class A	Real Estate Management & Development	8,700	4,664
Beijing Capital Eco-Environment Protection Group Co.
Ltd., Class A	Water Utilities	29,000	11,481
[a] Beijing Capital International Airport Co. Ltd., Class H	Transportation Infrastructure	58,000	37,524
Beijing Dabeinong Technology Group Co. Ltd., Class A	Food Products	14,500	13,155
Beijing Easpring Material Technology Co. Ltd., Class A	Electrical Equipment	2,900	20,063
[a] Beijing E-Hualu Information Technology Co. Ltd.,
Class A	Software	2,900	13,247
Beijing Enlight Media Co. Ltd., Class A	Entertainment	11,600	12,900
Beijing Enterprises Holdings Ltd., Class H	Gas Utilities	29,000	104,912
Beijing Haixin Energy Technology Co. Ltd., Class A	Chemicals	9,900	4,654
[a] Beijing Jetsen Technology Co. Ltd., Class A	Entertainment	8,700	7,546
Beijing Jingneng Clean Energy Co. Ltd., Class H	Independent Power Producers & Energy Traders	58,000	13,840
[a] Beijing Kingsoft Office Software, Inc., Class A	Software	1,595	103,534
Beijing New Building Materials PLC, Class A	Building Products	5,800	19,541
[a] Beijing Orient National Communication Science &
Technology Co. Ltd., Class A	Software	5,800	8,961
Beijing Originwater Technology Co. Ltd., Class A	Commercial Services & Supplies	14,535	10,709
[a] Beijing Shiji Information Technology Co. Ltd., Class A	Software	8,424	16,212
Beijing Shougang Co. Ltd., Class A	Metals & Mining	29,000	13,952
[a] Beijing Shunxin Agriculture Co. Ltd., Class A	Beverages	2,900	13,430
[a] Beijing Sinnet Technology Co. Ltd., Class A	IT Services	6,000	8,866
Beijing Tongrentang Co. Ltd., Class A	Pharmaceuticals	5,800	45,891
Beijing Ultrapower Software Co. Ltd., Class A	IT Services	5,800	11,162
Beijing United Information Technology Co. Ltd.,
Class A	Trading Companies & Distributors	2,523	12,808
Beijing Wantai Biological Pharmacy Enterprise Co.
Ltd., Class A	Biotechnology	1,421	13,042
Beijing Yanjing Brewery Co. Ltd., Class A	Beverages	11,600	19,884
Beijing Yuanliu Hongyuan Electronic Technology Co.
Ltd., Class A	Electronic Equipment, Instruments & Components	800	7,181
Beijing Zhong Ke San Huan High-Tech Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	3,260	5,745
Bethel Automotive Safety Systems Co. Ltd., Class A	Automobile Components	1,600	17,432
[a] Bilibili, Inc., Class Z	Entertainment	11,600	172,743
Bloomage Biotechnology Corp. Ltd., Class A	Biotechnology	1,118	13,702
[b] Blue Moon Group Holdings Ltd.	Household Products	43,500	21,648
[a] Bluefocus Intelligent Communications Group Co. Ltd.,
Class A	Media	8,700	11,564
[a] Bluestar Adisseo Co., Class A	Chemicals	2,900	3,177
BOC International China Co. Ltd., Class A	Capital Markets	2,900	4,249
BOE Technology Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	127,600	71,739
BOE Technology Group Co. Ltd., Class B	Electronic Equipment, Instruments & Components	34,800	14,255
Bright Dairy & Food Co. Ltd., Class A	Food Products	5,800	8,292
[a] BTG Hotels Group Co. Ltd., Class A	Hotels, Restaurants & Leisure	2,900	7,554
BYD Co. Ltd., Class A	Automobiles	6,300	223,663
BYD Co. Ltd., Class H	Automobiles	48,236	1,538,805
BYD Electronic International Co. Ltd.	Communications Equipment	39,500	119,459
By-health Co. Ltd., Class A	Personal Care Products	5,800	19,119
C&D International Investment Group Ltd.	Real Estate Management & Development	29,000	65,722

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

C&S Paper Co. Ltd., Class A	Household Products	5,800	8,890
Caida Securities Co. Ltd., Class A	Capital Markets	5,800	5,740
Caitong Securities Co. Ltd., Class A	Capital Markets	17,460	17,376
Camel Group Co. Ltd., Class A	Electrical Equipment	5,800	7,399
Canmax Technologies Co. Ltd., Class A	Chemicals	3,770	18,553
CanSino Biologics, Inc., Class A	Pharmaceuticals	240	2,689
[b] CanSino Biologics, Inc., Class H	Pharmaceuticals	4,900	16,351
CECEP Solar Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	14,500	13,514
CECEP Wind-Power Corp., Class A	Independent Power Producers & Energy Traders	26,380	13,308
Central China Securities Co. Ltd., Class A	Capital Markets	11,600	5,916
Central China Securities Co. Ltd., Class H	Capital Markets	58,000	8,215
CETC Cyberspace Security Technology Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	2,900	11,110
CGN Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	20,300	8,678
[b] CGN Power Co. Ltd., Class H	Independent Power Producers & Energy Traders	551,000	132,888
Changchun High & New Technology Industry
Group, Inc., Class A	Pharmaceuticals	1,500	28,104
Changjiang Securities Co. Ltd., Class A	Capital Markets	17,400	13,873
Changzhou Xingyu Automotive Lighting Systems Co.
Ltd., Class A	Automobile Components	1,000	16,990
[a] Chaozhou Three-Circle Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	5,800	23,400
Chengdu Xingrong Environment Co. Ltd., Class A	Water Utilities	11,600	8,658
Chengxin Lithium Group Co. Ltd., Class A	Chemicals	2,900	12,705
China Baoan Group Co. Ltd., Class A	Industrial Conglomerates	8,700	14,435
[a,b] China Bohai Bank Co. Ltd., Class H	Banks	159,500	24,627
China Cinda Asset Management Co. Ltd., Class H	Capital Markets	406,000	40,410
China CITIC Bank Corp. Ltd., Class A	Banks	31,900	26,222
China CITIC Bank Corp. Ltd., Class H	Banks	464,000	217,890
China Coal Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	17,400	20,187
China Coal Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	87,000	64,612
China Communications Services Corp. Ltd., Class H	Construction & Engineering	126,000	62,063
China Conch Venture Holdings Ltd.	Construction & Engineering	62,780	81,713
China Construction Bank Corp., Class A	Banks	31,900	27,450
[a] China Construction Bank Corp., Class H	Banks	4,582,000	2,964,390
China CSSC Holdings Ltd., Class A	Machinery	14,500	65,596
[b] China East Education Holdings Ltd., Class A	Diversified Consumer Services	14,500	5,569
[a] China Eastern Airlines Corp. Ltd., Class A	Passenger Airlines	49,300	32,258
[a] China Eastern Airlines Corp. Ltd., Class H	Passenger Airlines	58,000	19,613
China Energy Engineering Corp. Ltd.	Construction & Engineering	107,300	34,514
China Energy Engineering Corp. Ltd., Class H	Construction & Engineering	232,000	28,420
[a] China Everbright Bank Co. Ltd., Class A	Banks	156,600	66,086
China Everbright Bank Co. Ltd., Class H	Banks	145,000	41,632
[a,c] China Evergrande Group, Class A	Real Estate Management & Development	182,000	16,615
[b] China Feihe Ltd.	Food Products	203,000	112,942
China Galaxy Securities Co. Ltd., Class A	Capital Markets	8,700	13,885
China Galaxy Securities Co. Ltd., Class H	Capital Markets	174,000	92,811
[a] China Great Wall Securities Co. Ltd., Class A	Capital Markets	14,500	16,205
China Greatwall Technology Group Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	11,600	22,053
China Green Electricity Investment of Tianjin Co. Ltd.,
Class A	Real Estate Management & Development	5,800	9,304
China Hongqiao Group Ltd.	Metals & Mining	116,000	94,143
[a,b] China Huarong Asset Management Co. Ltd., Class H	Capital Markets	783,000	35,970
China International Capital Corp. Ltd., Class A	Capital Markets	2,900	14,160
[a,b] China International Capital Corp. Ltd., Class H	Capital Markets	69,600	122,030
China International Marine Containers Group Co.
Ltd., Class A	Machinery	9,150	8,666
China International Marine Containers Group Co.
Ltd., Class H	Machinery	29,000	16,838
China Jinmao Holdings Group Ltd., Class A	Real Estate Management & Development	290,000	42,557
China Jushi Co. Ltd., Class A	Construction Materials	12,887	25,084

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

China Lesso Group Holdings Ltd.	Building Products	58,000	38,042
China Life Insurance Co. Ltd., Class H	Insurance	377,000	628,285
[a,b] China Literature Ltd., Class A	Media	17,400	73,161
China Longyuan Power Group Corp. Ltd., Class H	Independent Power Producers & Energy Traders	174,000	179,182
China Medical System Holdings Ltd.	Pharmaceuticals	58,000	94,439
China Meheco Co. Ltd., Class A	Health Care Providers & Services	5,840	10,420
China Meidong Auto Holdings Ltd.	Specialty Retail	22,000	25,406
China Merchants Bank Co. Ltd., Class A	Banks	69,600	313,424
China Merchants Bank Co. Ltd., Class H	Banks	181,500	824,516
China Merchants Energy Shipping Co. Ltd., Class A	Oil, Gas & Consumable Fuels	29,000	23,081
China Merchants Expressway Network & Technology
Holdings Co. Ltd., Class A	Transportation Infrastructure	5,800	7,654
China Merchants Port Holdings Co. Ltd.	Transportation Infrastructure	77,300	109,096
[a] China Merchants Property Operation & Service Co.
Ltd., Class A	Real Estate Management & Development	2,900	5,999
China Merchants Securities Co. Ltd., Class A	Capital Markets	26,100	48,685
[b] China Merchants Securities Co. Ltd., Class H	Capital Markets	23,200	21,848
China Merchants Shekou Industrial Zone Holdings
Co. Ltd., Class A	Real Estate Management & Development	23,200	41,554
China Minsheng Banking Corp. Ltd., Class A	Banks	121,800	62,785
China Minsheng Banking Corp. Ltd., Class H	Banks	319,000	118,049
China National Accord Medicines Corp. Ltd., Class B	Health Care Providers & Services	3,770	7,178
China National Building Material Co. Ltd., Class H	Construction Materials	232,000	142,695
China National Chemical Engineering Co. Ltd.,
Class A	Construction & Engineering	23,200	26,406
China National Nuclear Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	58,000	56,208
China National Software & Service Co. Ltd., Class A	Software	3,770	24,294
China Northern Rare Earth Group High-Tech Co.
Ltd., Class A	Metals & Mining	11,600	38,237
China Oilfield Services Ltd., Class A	Energy Equipment & Services	5,800	11,066
China Oilfield Services Ltd., Class H	Energy Equipment & Services	92,000	94,975
China Overseas Land & Investment Ltd., Class A	Real Estate Management & Development	188,500	410,839
China Pacific Insurance Group Co. Ltd., Class A	Insurance	23,200	82,853
China Pacific Insurance Group Co. Ltd., Class H	Insurance	127,600	329,722
China Petroleum & Chemical Corp., Class A	Oil, Gas & Consumable Fuels	116,000	101,413
China Petroleum & Chemical Corp., Class H	Oil, Gas & Consumable Fuels	1,218,000	713,399
China Railway Group Ltd., Class A	Construction & Engineering	72,500	75,542
China Railway Group Ltd., Class H	Construction & Engineering	203,000	133,924
China Railway Signal & Communication Corp. Ltd.,
Class A	Electronic Equipment, Instruments & Components	25,114	20,023
[b] China Railway Signal & Communication Corp. Ltd.,
Class H	Electronic Equipment, Instruments & Components	87,000	32,861
China Rare Earth Resources & Technology Co. Ltd.,
Class A	Metals & Mining	2,900	11,800
China Reinsurance Group Corp., Class H	Insurance	348,000	23,536
China Resources Cement Holdings Ltd.	Construction Materials	116,000	47,812
China Resources Double Crane Pharmaceutical Co.
Ltd., Class A	Pharmaceuticals	2,900	6,944
China Resources Microelectronics Ltd., Class A	Semiconductors & Semiconductor Equipment	3,432	24,725
[b] China Resources Mixc Lifestyle Services Ltd.	Real Estate Management & Development	29,000	143,953
[b] China Resources Pharmaceutical Group Ltd.,
Class A	Pharmaceuticals	87,000	75,714
China Resources Power Holdings Co. Ltd.	Independent Power Producers & Energy Traders	92,100	208,020
China Resources Sanjiu Medical & Pharmaceutical
Co. Ltd., Class A	Pharmaceuticals	2,900	24,181
[a] China Ruyi Holdings Ltd.	Entertainment	232,000	54,473
China Shenhua Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	23,200	98,065
China Shenhua Energy Co. Ltd., Class H	Oil, Gas & Consumable Fuels	165,850	506,866
China South Publishing & Media Group Co. Ltd.,
Class A	Media	5,800	9,248

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] China Southern Airlines Co. Ltd., Class A	Passenger Airlines	43,500	36,057
[a] China Southern Airlines Co. Ltd., Class H	Passenger Airlines	78,000	43,994
[a] China Southern Power Grid Energy Efficiency&Clean
Energy Co. Ltd., Class A	Commercial Services & Supplies	11,600	11,353
China State Construction Engineering Corp. Ltd.,
Class A	Construction & Engineering	145,000	114,409
China Suntien Green Energy Corp. Ltd., Class H	Oil, Gas & Consumable Fuels	87,000	31,196
China Taiping Insurance Holdings Co. Ltd.	Insurance	69,600	72,295
China Three Gorges Renewables Group Co. Ltd.,
Class A	Independent Power Producers & Energy Traders	84,100	62,080
China Tourism Group Duty Free Corp. Ltd., Class A	Specialty Retail	7,100	107,874
[a,b] China Tourism Group Duty Free Corp. Ltd., Class H	Specialty Retail	4,500	60,868
[b] China Tower Corp. Ltd., Class H	Diversified Telecommunication Services	2,320,000	257,561
[a] China TransInfo Technology Co. Ltd., Class A	IT Services	2,900	5,437
China United Network Communications Ltd., Class A	Wireless Telecommunication Services	98,600	65,057
China Vanke Co. Ltd., Class A	Real Estate Management & Development	34,800	67,067
China Vanke Co. Ltd., Class H	Real Estate Management & Development	107,300	144,042
China World Trade Center Co. Ltd., Class A	Real Estate Management & Development	2,900	7,383
China Yangtze Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	81,200	246,230
China Zhenhua Group Science & Technology Co.
Ltd., Class A	Electronic Equipment, Instruments & Components	1,800	23,716
China Zheshang Bank Co. Ltd., Class A	Banks	37,700	13,681
Chinalin Securities Co. Ltd., Class A	Capital Markets	2,900	5,453
Chinese Universe Publishing & Media Group Co.
Ltd., Class A	Media	5,800	10,620
Chongqing Brewery Co. Ltd., Class A	Beverages	1,700	21,536
[a] Chongqing Changan Automobile Co. Ltd., Class A	Automobiles	30,144	53,577
[a] Chongqing Changan Automobile Co. Ltd., Class B	Automobiles	70,172	32,773
Chongqing Fuling Zhacai Group Co. Ltd., Class A	Food Products	3,770	9,489
Chongqing Rural Commercial Bank Co. Ltd., Class A	Banks	17,400	8,587
Chongqing Rural Commercial Bank Co. Ltd., Class H	Banks	116,000	41,002
Chongqing Water Group Co. Ltd., Class A	Water Utilities	8,700	6,649
Chongqing Zhifei Biological Products Co. Ltd.,
Class A	Biotechnology	8,700	52,859
[a,c] CIFI Holdings Group Co. Ltd., Class A	Real Estate Management & Development	266,320	—
CITIC Ltd., Class B	Industrial Conglomerates	232,000	276,804
Citic Pacific Special Steel Group Co. Ltd., Class A	Metals & Mining	18,280	39,802
CITIC Securities Co. Ltd., Class A	Capital Markets	40,600	110,390
CITIC Securities Co. Ltd., Class H	Capital Markets	110,200	199,684
CMOC Group Ltd., Class A	Metals & Mining	31,900	23,372
CMOC Group Ltd., Class H	Metals & Mining	213,000	111,439
CMST Development Co. Ltd., Class A	Air Freight & Logistics	8,700	6,446
CNGR Advanced Material Co. Ltd., Class A	Chemicals	2,900	24,018
CNOOC Energy Technology & Services Ltd., Class A	Energy Equipment & Services	20,300	8,567
CNPC Capital Co. Ltd., Class A	Machinery	17,400	17,293
Contemporary Amperex Technology Co. Ltd., Class A	Electrical Equipment	15,220	478,664
COSCO SHIPPING Development Co. Ltd., Class A	Trading Companies & Distributors	40,600	13,785
COSCO SHIPPING Development Co. Ltd., Class H	Trading Companies & Distributors	174,000	21,537
[a] COSCO SHIPPING Energy Transportation Co. Ltd.,
Class A	Oil, Gas & Consumable Fuels	11,600	20,155
[a] COSCO SHIPPING Energy Transportation Co. Ltd.,
Class H	Oil, Gas & Consumable Fuels	66,000	66,197

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

COSCO SHIPPING Holdings Co. Ltd., Class A	Marine Transportation	45,480	58,766
COSCO SHIPPING Holdings Co. Ltd., Class H	Marine Transportation	145,000	130,631
[a] Country Garden Holdings Co. Ltd.	Real Estate Management & Development	638,000	129,446
Country Garden Services Holdings Co. Ltd.	Real Estate Management & Development	101,300	130,816
CRRC Corp. Ltd., Class A	Machinery	84,100	75,143
CRRC Corp. Ltd., Class H	Machinery	203,000	111,129
CSC Financial Co. Ltd., Class A	Capital Markets	17,400	57,882
[b] CSC Financial Co. Ltd., Class H	Capital Markets	43,500	44,851
[a] CSG Holding Co. Ltd., Class A	Construction Materials	5,800	4,752
[a] CSG Holding Co. Ltd., Class B	Construction Materials	60,900	20,050
CSPC Pharmaceutical Group Ltd.	Pharmaceuticals	414,000	359,766
Daan Gene Co. Ltd., Class A	Biotechnology	4,140	5,674
[a] Dada Nexus Ltd., Class A, ADR	Consumer Staples Distribution & Retail	3,770	20,019
[b] Dali Foods Group Co. Ltd.	Food Products	101,500	45,332
Daqin Railway Co. Ltd., Class A	Ground Transportation	52,200	53,314
[a] Daqo New Energy Corp., ADR	Semiconductors & Semiconductor Equipment	2,726	108,222
DaShenLin Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	1,382	5,321
[a] Datang International Power Generation Co. Ltd.,
Class A	Independent Power Producers & Energy Traders	26,100	11,875
Datang International Power Generation Co. Ltd.,
Class H	Independent Power Producers & Energy Traders	116,000	21,907
DHC Software Co. Ltd., Class A	IT Services	11,600	11,257
Dian Diagnostics Group Co. Ltd., Class A	Health Care Providers & Services	2,900	10,217
Do-Fluoride New Materials Co. Ltd., Class A	Chemicals	4,060	11,084
Dong-E-E-Jiao Co. Ltd., Class A	Pharmaceuticals	2,900	21,307
Dongfang Electric Corp. Ltd., Class A	Electrical Equipment	8,700	22,304
Dongfang Electric Corp. Ltd., Class H	Electrical Equipment	17,400	22,248
Dongfeng Motor Group Co. Ltd., Class H	Automobiles	153,900	70,306
Dongguan Yiheda Automation Co. Ltd., Class A	Machinery	2,900	17,811
Dongxing Securities Co. Ltd., Class A	Capital Markets	11,600	12,788
[a,b] East Buy Holding Ltd.	Diversified Consumer Services	14,500	47,182
East Group Co. Ltd., Class A	Electrical Equipment	8,700	8,013
East Money Information Co. Ltd., Class A	Capital Markets	55,776	108,872
Eastern Air Logistics Co. Ltd., Class A	Air Freight & Logistics	5,800	10,365
Ecovacs Robotics Co. Ltd., Class A	Household Durables	2,200	23,519
ENN Energy Holdings Ltd.	Gas Utilities	37,400	465,794
ENN Natural Gas Co. Ltd., Class A	Gas Utilities	8,700	22,698
Eternal Asia Supply Chain Management Ltd., Class A	Commercial Services & Supplies	11,600	8,132
Eve Energy Co. Ltd., Class A	Electrical Equipment	6,800	56,551
Everbright Securities Co. Ltd., Class A	Capital Markets	14,500	31,672
[a,b] Everbright Securities Co. Ltd., Class H	Capital Markets	11,600	7,964
[a,b,c] Evergrande Property Services Group Ltd.	Real Estate Management & Development	221,000	25,898
[a] Fangda Carbon New Material Co. Ltd., Class A	Electrical Equipment	14,500	12,358
[a] FAW Jiefang Group Co. Ltd.	Machinery	5,800	6,673
Fiberhome Telecommunication Technologies Co. Ltd.,
Class A	Communications Equipment	2,900	8,120
Financial Street Holdings Co. Ltd., Class A	Real Estate Management & Development	11,600	7,207
[a] First Capital Securities Co. Ltd., Class A	Capital Markets	17,400	13,681
Flat Glass Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,900	15,351
Flat Glass Group Co. Ltd., Class H	Semiconductors & Semiconductor Equipment	29,000	98,991
Focus Media Information Technology Co. Ltd., Class A	Media	49,300	46,150
Foshan Haitian Flavouring & Food Co. Ltd., Class A	Food Products	16,873	108,663
Fosun International Ltd.	Industrial Conglomerates	101,500	69,682
Foxconn Industrial Internet Co. Ltd., Class A	Electronic Equipment, Instruments & Components	43,500	150,685
Fujian Funeng Co. Ltd., Class A	Independent Power Producers & Energy Traders	5,800	9,208
Fujian Sunner Development Co. Ltd., Class A	Food Products	2,900	7,634
[a] Full Truck Alliance Co. Ltd., ADR	Ground Transportation	32,973	205,092
Fuyao Glass Industry Group Co. Ltd., Class A	Automobile Components	5,800	28,582
[b] Fuyao Glass Industry Group Co. Ltd., Class H	Automobile Components	34,800	143,879
Ganfeng Lithium Group Co. Ltd., Class A	Chemicals	6,060	50,780
[a,b] Ganfeng Lithium Group Co. Ltd., Class H	Chemicals	16,860	109,939

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

G-bits Network Technology Xiamen Co. Ltd., Class A	Entertainment	200	13,502
[a] GCL System Integration Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	23,200	9,344
GCL Technology Holdings Ltd.	Semiconductors & Semiconductor Equipment	1,015,000	234,432
[a] GD Power Development Co. Ltd., Class A	Independent Power Producers & Energy Traders	63,800	33,589
[a] GDS Holdings Ltd., Class A	IT Services	46,400	63,354
[a] GEM Co. Ltd., Class A	Metals & Mining	20,300	19,282
Gemdale Corp., Class A	Real Estate Management & Development	17,400	17,245
[a] Genscript Biotech Corp.	Life Sciences Tools & Services	49,307	110,737
GF Securities Co. Ltd., Class A	Capital Markets	20,300	41,048
[a] GF Securities Co. Ltd., Class H	Capital Markets	52,200	72,073
GigaDevice Semiconductor, Inc., Class A	Semiconductors & Semiconductor Equipment	2,248	32,833
[a] Ginlong Technologies Co. Ltd., Class A	Electrical Equipment	1,350	19,318
Glarun Technology Co. Ltd., Class A	Communications Equipment	5,800	12,916
GoerTek, Inc., Class A	Electronic Equipment, Instruments & Components	11,600	28,303
GoodWe Technologies Co. Ltd., Class A	Electrical Equipment	509	11,675
[a] Gotion High-tech Co. Ltd., Class A	Electrical Equipment	5,800	22,021
[a] Grandjoy Holdings Group Co. Ltd., Class A	Real Estate Management & Development	17,400	8,754
[a] Great Wall Motor Co. Ltd., Class A	Automobiles	8,700	30,101
Great Wall Motor Co. Ltd., Class H	Automobiles	116,000	132,777
Gree Electric Appliances, Inc. of Zhuhai, Class A	Household Durables	5,800	29,108
Greentown China Holdings Ltd.	Real Estate Management & Development	43,500	43,574
GRG Banking Equipment Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	8,700	14,016
[a] Guangdong Baolihua New Energy Stock Co. Ltd.,
Class A	Independent Power Producers & Energy Traders	8,700	8,395
[a] Guangdong Electric Power Development Co. Ltd.,
Class A	Independent Power Producers & Energy Traders	8,700	8,730
[a] Guangdong Electric Power Development Co. Ltd.,
Class B	Independent Power Producers & Energy Traders	29,000	8,918
Guangdong Golden Dragon Development, Inc.,
Class A	Capital Markets	2,900	4,975
Guangdong Haid Group Co. Ltd., Class A	Food Products	6,000	38,632
Guangdong HEC Technology Holding Co. Ltd.,
Class A	Metals & Mining	11,600	11,497
Guangdong Kinlong Hardware Products Co. Ltd.,
Class A	Building Products	700	6,227
Guangdong Xinbao Electrical Appliances Holdings
Co. Ltd., Class A	Household Durables	2,900	7,187
Guanghui Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	23,200	21,877
[a] Guangshen Railway Co. Ltd., Class A	Ground Transportation	23,200	12,629
[a] Guangshen Railway Co. Ltd., Class H	Ground Transportation	58,000	18,355
Guangxi Guiguan Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	14,500	11,102
Guangxi Liugong Machinery Co. Ltd., Class A	Machinery	5,800	6,298
Guangzhou Automobile Group Co. Ltd., Class A	Automobiles	11,600	16,615
Guangzhou Automobile Group Co. Ltd., Class H	Automobiles	162,000	96,539
Guangzhou Baiyunshan Pharmaceutical Holdings
Co. Ltd., Class A	Health Care Providers & Services	5,800	25,417
Guangzhou Baiyunshan Pharmaceutical Holdings
Co. Ltd., Class H	Health Care Providers & Services	10,500	31,688
Guangzhou Haige Communications Group, Inc. Co.,
Class A	Communications Equipment	8,700	12,366
Guangzhou Shiyuan Electronic Technology Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	700	6,432
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A	Chemicals	7,460	42,239
Guangzhou Wondfo Biotech Co. Ltd., Class A	Health Care Equipment & Supplies	1,300	4,759
Guangzhou Yuexiu Capital Holdings Group Co. Ltd.,
Class A	Capital Markets	8,700	7,594
Guangzhou Zhujiang Brewery Co. Ltd., Class A	Beverages	5,800	7,024
[a] Guizhou Bailing Group Pharmaceutical Co. Ltd.,
Class A	Pharmaceuticals	5,800	7,160
Guizhou Panjiang Refined Coal Co. Ltd., Class A	Oil, Gas & Consumable Fuels	5,800	5,541

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	8,700	5,298
Guolian Securities Co. Ltd., Class A	Capital Markets	8,700	10,883
Guosen Securities Co. Ltd., Class A	Capital Markets	17,400	20,881
[a] Guosheng Financial Holding, Inc., Class A	Capital Markets	8,700	10,500
Guotai Junan Securities Co. Ltd., Class A	Capital Markets	26,100	50,192
[b] Guotai Junan Securities Co. Ltd., Class H	Capital Markets	34,800	40,810
Guoyuan Securities Co. Ltd., Class A	Capital Markets	17,400	15,595
[a] H World Group Ltd., ADR	Hotels, Restaurants & Leisure	10,382	402,614
[b] Haidilao International Holding Ltd.	Hotels, Restaurants & Leisure	77,000	169,395
Haier Smart Home Co. Ltd., Class A	Household Durables	20,300	65,520
Haier Smart Home Co. Ltd., Class H	Household Durables	116,000	364,878
Haitian International Holdings Ltd.	Machinery	30,000	69,979
Haitong Securities Co. Ltd., Class A	Capital Markets	34,800	44,105
Haitong Securities Co. Ltd., Class H	Capital Markets	162,400	99,472
Hang Zhou Great Star Industrial Co. Ltd., Class A	Household Durables	2,900	8,722
Hangzhou Binjiang Real Estate Group Co. Ltd.,
Class A	Real Estate Management & Development	11,600	14,064
Hangzhou Chang Chuan Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,900	18,931
Hangzhou First Applied Material Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	3,416	17,463
Hangzhou Lion Electronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,900	14,642
Hangzhou Oxygen Plant Group Co. Ltd., Class A	Chemicals	2,900	13,697
Hangzhou Robam Appliances Co. Ltd., Class A	Household Durables	2,900	10,082
Hangzhou Silan Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	5,800	24,133
[a] Hangzhou Tigermed Consulting Co. Ltd., Class A	Life Sciences Tools & Services	2,900	25,728
[b] Hangzhou Tigermed Consulting Co. Ltd., Class H	Life Sciences Tools & Services	5,800	33,046
Han’s Laser Technology Industry Group Co. Ltd.,
Class A	Machinery	2,900	10,444
[b] Hansoh Pharmaceutical Group Co. Ltd.	Pharmaceuticals	58,000	93,255
Haohua Chemical Science & Technology Co. Ltd.,
Class A	Chemicals	2,800	14,487
[a] Harbin Boshi Automation Co. Ltd., Class A	Machinery	2,900	6,972
Hefei Meiya Optoelectronic Technology, Inc., Class A	Machinery	3,680	13,026
Heilongjiang Agriculture Co. Ltd., Class A	Food Products	5,800	10,628
Henan Shenhuo Coal & Power Co. Ltd., Class A	Metals & Mining	8,700	15,547
Henan Shuanghui Investment & Development Co.
Ltd., Class A	Food Products	11,600	39,050
Hengan International Group Co. Ltd.	Personal Care Products	34,200	144,017
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	5,800	14,518
[a] Hengli Petrochemical Co. Ltd., Class A	Chemicals	11,600	22,850
Hengtong Optic-electric Co. Ltd., Class A	Communications Equipment	8,700	17,532
Hengyi Petrochemical Co. Ltd., Class A	Chemicals	8,700	8,108
Hesteel Co. Ltd., Class A	Metals & Mining	40,600	12,613
Hithink RoyalFlush Information Network Co. Ltd.,
Class A	Capital Markets	1,900	45,779
[a] Holitech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	11,600	5,629
Hongfa Technology Co. Ltd., Class A	Electrical Equipment	1,040	4,553
Hopson Development Holdings Ltd.	Real Estate Management & Development	44,673	31,695
Hoshine Silicon Industry Co. Ltd., Class A	Chemicals	2,900	27,913
[a] Hoyuan Green Energy Co. Ltd., Class A	Machinery	1,260	12,912
[a,b] Hua Hong Semiconductor Ltd.	Semiconductors & Semiconductor Equipment	20,500	66,968
Huadian Power International Corp. Ltd., Class A	Independent Power Producers & Energy Traders	20,300	18,668
Huadian Power International Corp. Ltd., Class H	Independent Power Producers & Energy Traders	58,000	30,271
Huadong Medicine Co. Ltd., Class A	Health Care Providers & Services	5,800	34,578
Huafon Chemical Co. Ltd., Class A	Chemicals	14,500	13,673
Huagong Tech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,900	15,152
Huaibei Mining Holdings Co. Ltd., Class A	Metals & Mining	8,700	13,777

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Hualan Biological Engineering, Inc., Class A	Biotechnology	6,460	19,900
Huaneng Lancang River Hydropower, Inc., Class A	Independent Power Producers & Energy Traders	23,200	22,738
[a] Huaneng Power International, Inc., Class A	Independent Power Producers & Energy Traders	26,100	33,222
[a] Huaneng Power International, Inc., Class H	Independent Power Producers & Energy Traders	232,000	145,063
Huapont Life Sciences Co. Ltd., Class A	Chemicals	5,800	3,986
Huatai Securities Co. Ltd., Class A	Capital Markets	26,100	49,403
[b] Huatai Securities Co. Ltd., Class H	Capital Markets	63,800	78,808
Huaxi Securities Co. Ltd., Class A	Capital Markets	8,700	9,938
Huaxia Bank Co. Ltd., Class A	Banks	55,100	40,976
Huaxin Cement Co. Ltd., Class A	Construction Materials	5,800	9,846
Huaxin Cement Co. Ltd., Class H	Construction Materials	12,800	11,091
Huayu Automotive Systems Co. Ltd., Class A	Automobile Components	11,600	29,435
Hubei Biocause Pharmaceutical Co. Ltd., Class A	Insurance	14,500	5,980
Hubei Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	26,100	16,360
Hubei Xingfa Chemicals Group Co. Ltd., Class A	Chemicals	2,900	8,858
Huizhou Desay Sv Automotive Co. Ltd., Class A	Automobile Components	1,700	36,410
Humanwell Healthcare Group Co. Ltd., Class A	Pharmaceuticals	5,800	21,479
Hunan Gold Corp. Ltd., Class A	Metals & Mining	2,900	4,863
Hunan Valin Steel Co. Ltd., Class A	Metals & Mining	17,400	11,409
Hundsun Technologies, Inc., Class A	Software	6,906	42,045
[b] Hygeia Healthcare Holdings Co. Ltd., Class C	Health Care Providers & Services	17,400	94,143
[a] Iflytek Co. Ltd., Class A	Software	8,700	81,274
Imeik Technology Development Co. Ltd., Class A	Biotechnology	600	36,698
Industrial & Commercial Bank of China Ltd., Class A	Banks	266,800	176,771
Industrial & Commercial Bank of China Ltd., Class H	Banks	3,857,000	2,057,303
Industrial Bank Co. Ltd., Class A	Banks	69,600	149,728
Industrial Securities Co. Ltd., Class A	Capital Markets	27,990	23,547
Ingenic Semiconductor Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,300	15,781
Inmyshow Digital Technology Group Co. Ltd., Class A	Media	5,800	5,653
[a] Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	Metals & Mining	139,200	34,251
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	Oil, Gas & Consumable Fuels	8,700	15,810
Inner Mongolia ERDOS Resources Co. Ltd., Class A	Metals & Mining	8,120	10,012
Inner Mongolia ERDOS Resources Co. Ltd., Class B	Metals & Mining	28,420	31,262
Inner Mongolia Junzheng Energy & Chemical
Industry Group Co. Ltd., Class A	Chemicals	29,000	16,344
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	Food Products	23,200	90,315
Inner Mongolia Yitai Coal Co. Ltd., Class B	Oil, Gas & Consumable Fuels	52,200	71,357
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	Chemicals	14,500	14,331
[a,b] Innovent Biologics, Inc., Class B	Biotechnology	69,000	260,623
Inspur Electronic Information Industry Co. Ltd.,
Class A	Technology Hardware, Storage & Peripherals	5,908	39,388
Intco Medical Technology Co. Ltd., Class A	Health Care Equipment & Supplies	1,890	5,716
[a] iQIYI, Inc., ADR	Entertainment	22,243	118,778
JA Solar Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	12,292	70,459
Jafron Biomedical Co. Ltd., Class A	Health Care Equipment & Supplies	2,900	9,240
[a] Jason Furniture Hangzhou Co. Ltd., Class A	Household Durables	3,680	19,298
JCET Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	5,800	24,851
[a,b] JD Health International, Inc.	Consumer Staples Distribution & Retail	50,750	320,239
[a,b] JD Logistics, Inc.	Air Freight & Logistics	81,200	126,619
JD.com, Inc., Class A	Broadline Retail	116,510	1,968,446
Jiajiayue Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	2,900	4,999
Jiangsu Cnano Technology Co. Ltd., Class A	Chemicals	810	5,094
Jiangsu Eastern Shenghong Co. Ltd., Class A	Chemicals	14,500	23,559
Jiangsu Expressway Co. Ltd., Class A	Transportation Infrastructure	5,800	7,837

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Jiangsu Expressway Co. Ltd., Class H	Transportation Infrastructure	62,000	57,122
Jiangsu Hengli Hydraulic Co. Ltd., Class A	Machinery	4,180	36,963
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	20,300	133,663
Jiangsu King’s Luck Brewery JSC Ltd., Class A	Beverages	2,900	21,048
Jiangsu Linyang Energy Co. Ltd., Class A	Electrical Equipment	8,700	9,794
Jiangsu Pacific Quartz Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,200	18,778
Jiangsu Phoenix Publishing & Media Corp. Ltd.,
Class A	Media	8,700	13,633
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	Beverages	5,800	104,722
Jiangsu Yangnong Chemical Co. Ltd., Class A	Chemicals	900	10,815
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd.,
Class A	Health Care Equipment & Supplies	2,900	14,347
[a] Jiangsu Zhongnan Construction Group Co. Ltd.,
Class A	Real Estate Management & Development	17,400	3,755
Jiangsu Zhongtian Technology Co. Ltd., Class A	Electrical Equipment	11,600	25,369
Jiangxi Copper Co. Ltd., Class A	Metals & Mining	5,800	15,132
Jiangxi Copper Co. Ltd., Class H	Metals & Mining	58,000	89,110
[a] Jiangxi Special Electric Motor Co. Ltd., Class A	Electrical Equipment	5,800	9,503
[a] Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	Pharmaceuticals	5,800	12,788
[a] Jinke Properties Group Co. Ltd., Class A	Real Estate Management & Development	23,200	3,540
[a] Jinke Smart Services Group Co. Ltd., Class H	Real Estate Management & Development	11,600	16,697
[b] Jinxin Fertility Group Ltd.	Health Care Providers & Services	79,000	41,735
JiuGui Liquor Co. Ltd., Class A	Beverages	900	11,153
[b] Jiumaojiu International Holdings Ltd.	Hotels, Restaurants & Leisure	29,000	47,515
Jizhong Energy Resources Co. Ltd., Class A	Oil, Gas & Consumable Fuels	11,600	10,173
Joincare Pharmaceutical Group Industry Co. Ltd.,
Class A	Pharmaceuticals	8,700	15,200
Joinn Laboratories China Co. Ltd., Class A	Life Sciences Tools & Services	1,400	7,871
[b] Joinn Laboratories China Co. Ltd., Class H	Life Sciences Tools & Services	5,572	14,007
Jointown Pharmaceutical Group Co. Ltd., Class A	Health Care Providers & Services	8,642	12,331
Jonjee Hi-Tech Industrial & Commercial Holding Co.
Ltd., Class A	Food Products	2,900	14,666
Joyoung Co. Ltd., Class A	Household Durables	2,900	5,960
JOYY, Inc., ADR	Interactive Media & Services	1,624	49,873
[a] Juneyao Airlines Co. Ltd., Class A	Passenger Airlines	8,700	18,453
[a] Kaishan Group Co. Ltd., Class A	Machinery	2,900	6,047
[a] Kanzhun Ltd., ADR	Interactive Media & Services	15,805	237,865
[a] KE Holdings, Inc., ADR	Real Estate Management & Development	31,436	466,825
Keda Industrial Group Co. Ltd.	Machinery	5,800	9,057
Kingboard Holdings Ltd.	Electronic Equipment, Instruments & Components	37,800	102,982
[a] Kingdee International Software Group Co. Ltd.	Software	126,000	168,502
[a] Kingsoft Cloud Holdings Ltd., ADR	IT Services	5,278	32,196
Kingsoft Corp. Ltd.	Entertainment	42,400	166,914
[a,b] Kuaishou Technology, Class B	Interactive Media & Services	127,600	871,932
Kuang-Chi Technologies Co. Ltd., Class A	Aerospace & Defense	8,700	18,250
Kunlun Tech Co. Ltd., Class A	Entertainment	2,900	16,057
Kweichow Moutai Co. Ltd., Class A	Beverages	4,300	999,519
[a] Lakala Payment Co. Ltd., Class A	Financial Services	2,900	6,952
Lao Feng Xiang Co. Ltd., Class B	Textiles, Apparel & Luxury Goods	11,600	42,700
LB Group Co. Ltd., Class A	Chemicals	8,700	19,732
Lee & Man Paper Manufacturing Ltd.	Paper & Forest Products	58,000	19,243
[b] Legend Holdings Corp., Class H	Technology Hardware, Storage & Peripherals	26,100	24,180
Lens Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	17,400	28,128
[a] Leo Group Co. Ltd., Class A	Media	31,900	10,085
Lepu Medical Technology Beijing Co. Ltd., Class A	Health Care Equipment & Supplies	5,800	18,026
Levima Advanced Materials Corp., Class A	Chemicals	2,900	9,926
Leyard Optoelectronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,700	7,809
[a] Li Auto, Inc., Class A	Automobiles	51,562	891,541
Li Ning Co. Ltd.	Textiles, Apparel & Luxury Goods	116,000	623,919

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

LianChuang Electronic Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	3,560	4,752
Lianhe Chemical Technology Co. Ltd., Class A	Chemicals	2,900	4,170
Liaoning Port Co. Ltd., Class A	Transportation Infrastructure	66,700	14,303
[a] Lingyi iTech Guangdong Co., Class A	Electronic Equipment, Instruments & Components	23,200	22,037
[a] Livzon Pharmaceutical Group, Inc., Class A	Pharmaceuticals	2,900	15,511
[a] Livzon Pharmaceutical Group, Inc., Class H	Pharmaceuticals	5,800	19,946
[b] Longfor Group Holdings Ltd.	Real Estate Management & Development	94,630	229,915
LONGi Green Energy Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	26,100	102,860
Longshine Technology Group Co. Ltd., Class A	Software	2,900	9,280
Luenmei Quantum Co. Ltd., Class A	Water Utilities	5,800	5,557
Lufax Holding Ltd., ADR	Consumer Finance	33,002	47,193
Luxi Chemical Group Co. Ltd., Class A	Chemicals	5,800	8,419
Luxshare Precision Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	23,299	103,928
[a,b] Luye Pharma Group Ltd.	Pharmaceuticals	87,000	36,747
Luzhou Laojiao Co. Ltd., Class A	Beverages	5,800	167,084
Maanshan Iron & Steel Co. Ltd., Class A	Metals & Mining	23,200	8,196
Mango Excellent Media Co. Ltd., Class A	Entertainment	6,730	31,648
Maxscend Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,632	21,678
Meihua Holdings Group Co. Ltd., Class A	Food Products	11,600	14,239
[a] Meinian Onehealth Healthcare Holdings Co. Ltd.,
Class A	Health Care Providers & Services	14,500	14,172
[a,b] Meituan, Class B	Hotels, Restaurants & Leisure	262,929	4,103,338
Metallurgical Corp. of China Ltd., Class A	Construction & Engineering	52,200	28,487
Metallurgical Corp. of China Ltd., Class H	Construction & Engineering	145,000	35,711
[a] Microport Scientific Corp.	Health Care Equipment & Supplies	43,500	78,600
Ming Yang Smart Energy Group Ltd., Class A	Electrical Equipment	8,700	20,187
[a] Ming Yuan Cloud Group Holdings Ltd.	Software	29,000	12,989
MINISO Group Holding Ltd., ADR	Broadline Retail	4,321	73,414
Minth Group Ltd.	Automobile Components	36,500	100,139
Montage Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,025	31,769
[a] Muyuan Foods Co. Ltd., Class A	Food Products	19,560	113,330
[a] NanJi E-Commerce Co. Ltd., Class A	Media	11,600	6,107
Nanjing Hanrui Cobalt Co. Ltd., Class A	Metals & Mining	800	3,564
Nanjing Iron & Steel Co. Ltd., Class A	Metals & Mining	23,200	10,747
Nanjing King-Friend Biochemical Pharmaceutical Co.
Ltd., Class A	Pharmaceuticals	3,745	6,950
NARI Technology Co. Ltd., Class A	Electrical Equipment	29,088	92,364
NAURA Technology Group Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	1,800	78,596
[a] NavInfo Co. Ltd., Class A	Software	8,700	13,849
NetEase, Inc.	Entertainment	89,900	1,750,598
New China Life Insurance Co. Ltd., Class A	Insurance	8,700	43,974
New China Life Insurance Co. Ltd., Class H	Insurance	37,700	99,342
[a] New Hope Liuhe Co. Ltd., Class A	Food Products	17,400	27,936
[a] New Oriental Education & Technology Group, Inc.	Diversified Consumer Services	67,880	266,354
Newland Digital Technology Co. Ltd., Class A	Software	2,900	7,534
[a] Nine Dragons Paper Holdings Ltd.	Paper & Forest Products	81,000	49,923
Ninestar Corp., Class A	Technology Hardware, Storage & Peripherals	5,800	27,307
Ningbo Deye Technology Co. Ltd., Class A	Machinery	1,260	25,902
Ningbo Joyson Electronic Corp., Class A	Automobile Components	5,800	14,064
Ningbo Orient Wires & Cables Co. Ltd., Class A	Electrical Equipment	2,900	19,545
Ningbo Ronbay New Energy Technology Co. Ltd.,
Class A	Electrical Equipment	1,586	11,777
Ningbo Sanxing Medical Electric Co. Ltd., Class A	Electrical Equipment	5,800	10,070
Ningbo Shanshan Co. Ltd., Class A	Chemicals	8,700	18,106
[a] Ningbo Tuopu Group Co. Ltd., Class A	Automobile Components	2,900	32,170
Ningbo Zhoushan Port Co. Ltd., Class A	Transportation Infrastructure	23,200	10,811
Ningxia Baofeng Energy Group Co. Ltd., Class A	Chemicals	8,700	15,080
[a] NIO, Inc., ADR	Automobiles	58,928	571,012
[b] Nongfu Spring Co. Ltd., Class H	Beverages	87,000	480,151
North Huajin Chemical Industries Co. Ltd., Class A	Chemicals	5,800	5,015

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

North Industries Group Red Arrow Co. Ltd., Class A	Machinery	2,900	7,211
Northeast Securities Co. Ltd., Class A	Capital Markets	8,700	8,300
[a] NSFOCUS Technologies Group Co. Ltd., Class A	Software	2,900	4,931
[a] Offcn Education Technology Co. Ltd., Class A	Diversified Consumer Services	8,700	5,621
Offshore Oil Engineering Co. Ltd., Class A	Energy Equipment & Services	14,500	11,660
[a] OFILM Group Co. Ltd., Class A	Electronic Equipment, Instruments & Components	11,600	8,929
Oppein Home Group, Inc., Class A	Household Durables	900	11,852
ORG Technology Co. Ltd., Class A	Containers & Packaging	8,700	5,394
Orient Securities Co. Ltd., Class A	Capital Markets	26,724	35,633
[b] Orient Securities Co. Ltd., Class H	Capital Markets	34,800	19,051
Oriental Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	5,800	6,896
[a] Ourpalm Co. Ltd., Class A	Entertainment	8,700	9,328
Ovctek China, Inc., Class A	Health Care Equipment & Supplies	3,620	15,023
[a] Pangang Group Vanadium Titanium & Resources Co.
Ltd., Class A	Metals & Mining	31,900	17,145
[a] PDD Holdings, Inc., ADR	Broadline Retail	21,489	1,485,749
People.cn Co. Ltd., Class A	Media	2,900	11,640
People’s Insurance Co. Group of China Ltd., Class A	Insurance	37,700	30,264
People’s Insurance Co. Group of China Ltd., Class H	Insurance	406,000	147,135
Perfect World Co. Ltd., Class A	Entertainment	2,900	6,733
PetroChina Co. Ltd., Class A	Oil, Gas & Consumable Fuels	84,100	86,357
PetroChina Co. Ltd., Class H	Oil, Gas & Consumable Fuels	1,044,000	722,058
[a] Pharmaron Beijing Co. Ltd., Class A	Life Sciences Tools & Services	1,500	7,893
[a,b] Pharmaron Beijing Co. Ltd., Class H	Life Sciences Tools & Services	10,000	30,881
PICC Property & Casualty Co. Ltd., Class H	Insurance	330,000	366,779
Ping An Bank Co. Ltd., Class A	Banks	66,700	102,964
[a,b] Ping An Healthcare & Technology Co. Ltd.	Consumer Staples Distribution & Retail	29,000	70,089
Ping An Insurance Group Co. of China Ltd.	Insurance	304,500	1,936,978
Ping An Insurance Group Co. of China Ltd., Class A	Insurance	37,700	240,457
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	Oil, Gas & Consumable Fuels	8,700	9,017
Poly Developments & Holdings Group Co. Ltd., Class A	Real Estate Management & Development	40,600	72,719
Poly Property Services Co. Ltd., Class H	Real Estate Management & Development	6,800	32,930
[b] Pop Mart International Group Ltd.	Specialty Retail	34,800	77,357
Porton Pharma Solutions Ltd., Class A	Pharmaceuticals	2,900	11,796
Postal Savings Bank of China Co. Ltd., Class A	Banks	81,200	54,581
[b] Postal Savings Bank of China Co. Ltd., Class H	Banks	464,000	285,389
Power Construction Corp. of China Ltd., Class A	Construction & Engineering	60,900	48,052
Pylon Technologies Co. Ltd., Class A	Electrical Equipment	456	12,427
Qifu Technology, Inc., ADR	Consumer Finance	5,742	99,222
[a] Qingdao TGOOD Electric Co. Ltd., Class A	Electrical Equipment	2,900	8,284
[a] Qinghai Salt Lake Industry Co. Ltd., Class A	Chemicals	17,400	45,851
Raytron Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	1,348	8,301
[a,b] Red Star Macalline Group Corp. Ltd., Class H	Real Estate Management & Development	36,000	14,241
[a,b] Remegen Co. Ltd., Class H	Biotechnology	7,500	32,779
[a] RiseSun Real Estate Development Co. Ltd., Class A	Real Estate Management & Development	14,500	3,069
[a] RLX Technology, Inc., ADR	Tobacco	40,890	72,375
Rongsheng Petrochemical Co. Ltd., Class A	Chemicals	11,600	18,560
SAIC Motor Corp. Ltd., Class A	Automobiles	26,100	50,838
Sailun Group Co. Ltd., Class A	Automobile Components	11,600	18,162
[a] Sangfor Technologies, Inc., Class A	Software	600	9,340
Sansteel Minguang Co. Ltd. Fujian, Class A	Metals & Mining	8,700	5,047
Sany Heavy Industry Co. Ltd., Class A	Machinery	29,000	66,293
Satellite Chemical Co. Ltd., Class A	Chemicals	10,246	21,070
SDIC Capital Co. Ltd., Class A	Capital Markets	17,400	17,030
Sealand Securities Co. Ltd., Class A	Capital Markets	17,400	8,013
[a] Seazen Group Ltd.	Real Estate Management & Development	116,000	22,648
[a] Seazen Holdings Co. Ltd., Class A	Real Estate Management & Development	8,700	17,233

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a,b] SenseTime Group, Inc., Class B	Software	754,000	199,165
SF Holding Co. Ltd., Class A	Air Freight & Logistics	17,400	107,847
SG Micro Corp., Class A	Semiconductors & Semiconductor Equipment	1,657	18,707
Shaanxi Coal Industry Co. Ltd., Class A	Oil, Gas & Consumable Fuels	31,900	79,763
Shaanxi International Trust Co. Ltd., Class A	Capital Markets	14,500	6,079
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	Oil, Gas & Consumable Fuels	13,050	14,189
[a] Shandong Chenming Paper Holdings Ltd., Class A	Paper & Forest Products	5,800	3,867
[a] Shandong Chenming Paper Holdings Ltd., Class B	Paper & Forest Products	34,800	8,659
[a] Shandong Chenming Paper Holdings Ltd., Class H	Paper & Forest Products	14,500	4,681
[a] Shandong Denghai Seeds Co. Ltd., Class A	Food Products	2,900	6,087
Shandong Gold Mining Co. Ltd., Class A	Metals & Mining	12,284	39,648
[b] Shandong Gold Mining Co. Ltd., Class H	Metals & Mining	29,000	52,844
Shandong Himile Mechanical Science & Technology Co.
Ltd., Class A	Machinery	2,900	14,004
Shandong Hi-speed Co. Ltd., Class A	Transportation Infrastructure	11,600	10,157
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A	Chemicals	8,780	36,968
[a] Shandong Humon Smelting Co. Ltd., Class A	Metals & Mining	2,900	4,341
Shandong Linglong Tyre Co. Ltd., Class A	Automobile Components	2,900	8,858
Shandong Nanshan Aluminum Co. Ltd., Class A	Metals & Mining	31,900	13,243
Shandong Pharmaceutical Glass Co. Ltd., Class A	Health Care Equipment & Supplies	2,900	10,851
Shandong Sun Paper Industry JSC Ltd., Class A	Paper & Forest Products	8,700	12,784
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H	Health Care Equipment & Supplies	116,000	151,576
Shanghai Aiko Solar Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	4,060	17,161
Shanghai AJ Group Co. Ltd., Class A	Financial Services	5,800	3,986
[a] Shanghai Bairun Investment Holding Group Co. Ltd.,
Class A	Beverages	3,940	19,687
Shanghai Baosight Software Co. Ltd., Class A	Software	3,936	27,491
Shanghai Baosight Software Co. Ltd., Class B	Software	28,528	75,314
Shanghai Construction Group Co. Ltd., Class A	Construction & Engineering	26,100	9,651
[a] Shanghai Electric Group Co. Ltd., Class A	Electrical Equipment	34,800	21,861
[a] Shanghai Electric Group Co. Ltd., Class H	Electrical Equipment	116,000	27,088
Shanghai Electric Power Co. Ltd., Class A	Independent Power Producers & Energy Traders	11,600	17,173
[a] Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A	Pharmaceuticals	8,700	36,954
[a] Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H	Pharmaceuticals	29,000	77,342
Shanghai Friendess Electronic Technology Corp. Ltd.,
Class A	Electronic Equipment, Instruments & Components	420	10,886
Shanghai Fudan Microelectronics Group Co. Ltd.,
Class A	Semiconductors & Semiconductor Equipment	999	6,880
Shanghai Fudan Microelectronics Group Co. Ltd.,
Class H	Semiconductors & Semiconductor Equipment	14,000	34,408
Shanghai Huayi Group Co. Ltd., Class B	Chemicals	8,700	3,680
[a] Shanghai International Airport Co. Ltd., Class A	Transportation Infrastructure	8,700	54,318
Shanghai International Port Group Co. Ltd., Class A	Transportation Infrastructure	40,600	29,300
Shanghai Jinjiang International Hotels Co. Ltd., Class A	Hotels, Restaurants & Leisure	2,900	16,878
Shanghai Jinjiang International Hotels Co. Ltd., Class B	Hotels, Restaurants & Leisure	8,700	15,817
Shanghai Jinqiao Export Processing Zone Development
Co. Ltd., Class A	Real Estate Management & Development	2,900	4,947
Shanghai Jinqiao Export Processing Zone Development
Co. Ltd., Class B	Real Estate Management & Development	11,600	11,264
[a] Shanghai Junshi Biosciences Co. Ltd., Class A	Biotechnology	2,813	14,903
[a,b] Shanghai Junshi Biosciences Co. Ltd., Class H	Biotechnology	5,800	16,875
Shanghai Lingang Holdings Corp. Ltd., Class A	Real Estate Management & Development	6,600	10,842

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Shanghai Lujiazui Finance & Trade Zone Development
Co. Ltd., Class A	Real Estate Management & Development	5,800	7,869
Shanghai Lujiazui Finance & Trade Zone Development
Co. Ltd., Class B	Real Estate Management & Development	52,200	32,468
Shanghai Mechanical & Electrical Industry Co. Ltd.,
Class B	Machinery	11,600	12,864
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	Health Care Providers & Services	8,700	26,800
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	Health Care Providers & Services	40,600	80,406
Shanghai Pudong Development Bank Co. Ltd., Class A	Banks	98,615	98,143
Shanghai Putailai New Energy Technology Co. Ltd.,
Class A	Chemicals	7,279	38,242
Shanghai RAAS Blood Products Co. Ltd., Class A	Biotechnology	26,100	26,944
Shanghai Rural Commercial Bank Co. Ltd., Class A	Banks	11,600	8,690
Shanghai Tunnel Engineering Co. Ltd., Class A	Construction & Engineering	14,500	11,979
[a] Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd.,
Class B	Trading Companies & Distributors	11,600	9,721
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	Specialty Retail	11,600	10,939
Shanghai Zhangjiang High-Tech Park Development Co.
Ltd., Class A	Real Estate Management & Development	5,800	11,098
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	Machinery	52,200	12,476
Shanxi Coking Coal Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	17,400	21,766
Shanxi Lu’an Environmental Energy
Development Co. Ltd., Class A	Oil, Gas & Consumable Fuels	8,700	19,517
[a] Shanxi Meijin Energy Co. Ltd., Class A	Metals & Mining	17,400	18,034
Shanxi Securities Co. Ltd., Class A	Capital Markets	14,700	11,275
Shanxi Taigang Stainless Steel Co. Ltd., Class A	Metals & Mining	23,200	12,342
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	Beverages	4,420	112,444
[a] Shanying International Holding Co. Ltd., Class A	Paper & Forest Products	17,400	5,477
[a] Shenghe Resources Holding Co. Ltd., Class A	Metals & Mining	5,800	10,261
Shengyi Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,700	16,982
Shennan Circuits Co. Ltd., Class A	Electronic Equipment, Instruments & Components	600	6,216
Shenwan Hongyuan Group Co. Ltd., Class A	Capital Markets	78,300	49,726
[b] Shenwan Hongyuan Group Co. Ltd., Class H	Capital Markets	92,800	17,763
Shenzhen Agricultural Products Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	5,800	4,776
Shenzhen Airport Co. Ltd., Class A	Transportation Infrastructure	5,800	5,541
Shenzhen Capchem Technology Co. Ltd., Class A	Chemicals	2,980	21,256
Shenzhen Dynanonic Co. Ltd., Class A	Chemicals	864	13,092
Shenzhen Energy Group Co. Ltd., Class A	Independent Power Producers & Energy Traders	17,400	15,762
[a] Shenzhen Everwin Precision Technology Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	5,800	9,496
Shenzhen Expressway Corp. Ltd., Class H	Transportation Infrastructure	24,000	20,458
Shenzhen Gas Corp. Ltd., Class A	Gas Utilities	9,400	9,420
Shenzhen Hepalink Pharmaceutical Group Co. Ltd.,
Class A	Pharmaceuticals	2,900	4,572
Shenzhen Huaqiang Industry Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,900	4,552
[a] Shenzhen Infogem Technologies Co. Ltd., Class A	Software	2,900	4,688
Shenzhen Inovance Technology Co. Ltd., Class A	Machinery	5,950	52,517
Shenzhen International Holdings Ltd.	Transportation Infrastructure	72,500	63,835
Shenzhen Investment Ltd.	Real Estate Management & Development	116,000	20,723
[a] Shenzhen Jinjia Group Co. Ltd., Class A	Containers & Packaging	5,800	4,800
[a] Shenzhen Kaifa Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	5,800	15,937

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Shenzhen Kangtai Biological Products Co. Ltd.,
Class A	Biotechnology	4,460	15,566
Shenzhen Kedali Industry Co. Ltd., Class A	Automobile Components	800	14,543
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	Software	2,900	5,796
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A	Health Care Equipment & Supplies	4,200	173,085
Shenzhen MTC Co. Ltd., Class A	Household Durables	20,300	15,347
[a] Shenzhen Neptunus Bioengineering Co. Ltd., Class A	Health Care Providers & Services	11,600	5,134
[a] Shenzhen Overseas Chinese Town Co. Ltd., Class A	Hotels, Restaurants & Leisure	31,900	19,294
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	Pharmaceuticals	2,900	12,433
Shenzhen SC New Energy Technology Corp., Class A	Semiconductors & Semiconductor Equipment	1,100	16,988
Shenzhen Senior Technology Material Co. Ltd.,
Class A	Chemicals	5,800	13,705
Shenzhen Sunway Communication Co. Ltd., Class A	Communications Equipment	2,900	8,005
Shenzhen Transsion Holdings Co. Ltd., Class A	Technology Hardware, Storage & Peripherals	2,912	58,842
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	Transportation Infrastructure	8,700	5,800
Shenzhen YUTO Packaging Technology Co. Ltd.,
Class A	Containers & Packaging	2,900	9,723
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd.,
Class A	Metals & Mining	14,500	9,468
Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods	37,700	359,604
[a] Shijiazhuang Changshan BeiMing Technology Co.
Ltd., Class A	Textiles, Apparel & Luxury Goods	5,800	6,450
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,480	22,883
[a,c] Shimao Group Holdings Ltd.	Real Estate Management & Development	78,000	3,865
[a,b] Shimao Services Holdings Ltd., Class Z	Real Estate Management & Development	29,000	5,736
Shui On Land Ltd.	Real Estate Management & Development	174,000	19,761
[a] Siasun Robot & Automation Co. Ltd., Class A	Machinery	5,800	13,291
Sichuan Chuantou Energy Co. Ltd., Class A	Independent Power Producers & Energy Traders	14,500	29,997
Sichuan Hebang Biotechnology Co. Ltd., Class A	Chemicals	34,800	11,624
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	5,800	23,663
[a] Sichuan New Energy Power Co. Ltd.	Trading Companies & Distributors	5,800	11,481
Sichuan Road & Bridge Group Co. Ltd., Class A	Construction & Engineering	24,360	32,849
Sichuan Swellfun Co. Ltd., Class A	Beverages	1,600	12,974
Sichuan Yahua Industrial Group Co. Ltd., Class A	Chemicals	2,900	7,088
Sieyuan Electric Co. Ltd., Class A	Electrical Equipment	2,900	18,624
Sinoma International Engineering Co., Class A	Construction & Engineering	8,700	15,248
Sinoma Science & Technology Co. Ltd., Class A	Chemicals	5,800	16,360
Sinomine Resource Group Co. Ltd., Class A	Metals & Mining	2,240	15,685
[a] Sino-Ocean Group Holding Ltd.	Real Estate Management & Development	159,500	8,955
Sinopec Engineering Group Co. Ltd., Class H	Construction & Engineering	72,500	32,288
[a] Sinopec Oilfield Service Corp., Class A	Energy Equipment & Services	20,300	5,525
[a] Sinopec Oilfield Service Corp., Class H	Energy Equipment & Services	116,000	7,845
Sinopec Shanghai Petrochemical Co. Ltd., Class A	Chemicals	23,200	9,918
[a] Sinopec Shanghai Petrochemical Co. Ltd., Class H	Chemicals	174,000	27,310
Sinopharm Group Co. Ltd., Class H	Health Care Providers & Services	58,000	181,329
Sinotrans Ltd., Class A	Air Freight & Logistics	14,500	9,288
Sinotrans Ltd., Class H	Air Freight & Logistics	87,000	30,974
Sinotruk Hong Kong Ltd.	Machinery	29,000	56,323
[a] Skshu Paint Co. Ltd., Class A	Chemicals	1,372	12,338
Skyworth Digital Co. Ltd., Class A	Communications Equipment	2,900	6,446
[b] Smoore International Holdings Ltd.	Tobacco	87,690	89,071
Songcheng Performance Development Co. Ltd.,
Class A	Hotels, Restaurants & Leisure	9,360	15,954

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

SooChow Securities Co. Ltd., Class A	Capital Markets	14,704	14,027
Southwest Securities Co. Ltd., Class A	Capital Markets	26,100	13,095
StarPower Semiconductor Ltd., Class A	Semiconductors & Semiconductor Equipment	500	14,791
[a] STO Express Co. Ltd., Class A	Air Freight & Logistics	5,800	8,626
Sun Art Retail Group Ltd.	Consumer Staples Distribution & Retail	101,500	26,163
[b] Sunac Services Holdings Ltd.	Real Estate Management & Development	30,898	8,714
Sungrow Power Supply Co. Ltd., Class A	Electrical Equipment	5,800	92,986
Suning Universal Co. Ltd., Class A	Real Estate Management & Development	14,500	5,441
Sunny Optical Technology Group Co. Ltd.	Electronic Equipment, Instruments & Components	31,900	318,121
Sunwoda Electronic Co. Ltd., Class A	Electrical Equipment	5,800	13,011
Suzhou Anjie Technology Co. Ltd., Class A	Electrical Equipment	2,900	5,501
[a] Suzhou Dongshan Precision Manufacturing Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	5,800	20,649
Suzhou Gold Mantis Construction Decoration Co. Ltd.,
Class A	Construction & Engineering	8,700	5,394
Suzhou Maxwell Technologies Co. Ltd., Class A	Electrical Equipment	1,024	23,842
Taiji Computer Corp. Ltd., Class A	IT Services	2,900	16,412
[a] TAL Education Group, ADR	Diversified Consumer Services	22,272	132,741
Tangshan Jidong Cement Co. Ltd., Class A	Construction Materials	11,600	11,752
TangShan Port Group Co. Ltd., Class A	Transportation Infrastructure	20,300	9,850
Tangshan Sanyou Chemical Industries Co. Ltd.,
Class A	Chemicals	8,900	6,668
[a] TBEA Co. Ltd., Class A	Electrical Equipment	11,600	35,542
[a] TCL Technology Group Corp., Class A	Household Durables	70,180	38,009
TCL Zhonghuan Renewable Energy Technology Co.
Ltd., Class A	Semiconductors & Semiconductor Equipment	14,500	66,174
Tencent Holdings Ltd.	Interactive Media & Services	306,264	12,959,337
[a] Tencent Music Entertainment Group, ADR	Entertainment	30,653	226,219
Thunder Software Technology Co. Ltd., Class A	Software	1,500	19,867
Tian Di Science & Technology Co. Ltd., Class A	Machinery	14,500	11,620
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	11,600	8,642
[a] Tianma Microelectronics Co. Ltd., Class A	Electronic Equipment, Instruments & Components	8,700	10,978
Tianqi Lithium Corp., Class A	Chemicals	5,800	55,737
Tianqi Lithium Corp., Class H	Chemicals	5,800	40,373
Tianshan Aluminum Group Co. Ltd., Class A	Metals & Mining	8,700	7,163
Tianshui Huatian Technology Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	11,600	14,670
[a] Tibet Summit Resources Co. Ltd., Class A	Metals & Mining	2,900	7,279
Tingyi Cayman Islands Holding Corp.	Food Products	90,000	139,882
[a] Titan Wind Energy Suzhou Co. Ltd., Class A	Electrical Equipment	5,800	12,142
[a] Tongcheng Travel Holdings Ltd.	Hotels, Restaurants & Leisure	61,600	128,756
TongFu Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	5,800	18,018
Tongkun Group Co. Ltd., Class A	Chemicals	8,700	15,846
Tongling Nonferrous Metals Group Co. Ltd., Class A	Metals & Mining	40,600	16,129
Tongwei Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	14,500	68,386
[a] Topchoice Medical Corp., Class A	Health Care Providers & Services	1,200	15,977
[a] Topsec Technologies Group, Inc., Class A	Software	5,800	7,734
[b] Topsports International Holdings Ltd.	Specialty Retail	145,000	125,635
[a] Towngas Smart Energy Co. Ltd.	Gas Utilities	58,000	25,756
TravelSky Technology Ltd., Class H	Hotels, Restaurants & Leisure	58,000	98,436
Trina Solar Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	8,033	47,051
[a] Trip.com Group Ltd.	Hotels, Restaurants & Leisure	26,129	908,910
Tsingtao Brewery Co. Ltd., Class A	Beverages	2,900	41,311
Tsingtao Brewery Co. Ltd., Class H	Beverages	29,676	269,623
[a] Tuya, Inc., ADR	Software	12,209	23,075
Unigroup Guoxin Microelectronics Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,999	38,442
Uni-President China Holdings Ltd.	Food Products	58,000	48,848
Unisplendour Corp. Ltd., Class A	Electronic Equipment, Instruments & Components	5,800	25,393
Universal Scientific Industrial Shanghai Co. Ltd.,
Class A	Electronic Equipment, Instruments & Components	2,900	5,964
Valiant Co. Ltd., Class A	Chemicals	2,900	6,940
[a] Vipshop Holdings Ltd., ADR	Broadline Retail	17,574	289,971
Visual China Group Co. Ltd., Class A	Interactive Media & Services	2,900	7,331

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Walvax Biotechnology Co. Ltd., Class A	Biotechnology	5,800	21,088
[a] Wanda Film Holding Co. Ltd., Class A	Entertainment	8,700	14,997
Wangsu Science & Technology Co. Ltd., Class A	IT Services	8,700	8,503
Wanhua Chemical Group Co. Ltd., Class A	Chemicals	11,600	140,065
Wanxiang Qianchao Co. Ltd., Class A	Automobile Components	14,500	10,863
Weibo Corp., ADR	Interactive Media & Services	3,509	46,003
Weichai Power Co. Ltd., Class A	Machinery	23,200	39,736
Weichai Power Co. Ltd., Class H	Machinery	87,000	127,448
Weifu High-Technology Group Co. Ltd., Class A	Automobile Components	2,900	6,279
Weifu High-Technology Group Co. Ltd., Class B	Automobile Components	8,700	10,425
Wens Foodstuffs Group Co. Ltd., Class A	Food Products	5,800	14,630
Western Mining Co. Ltd., Class A	Metals & Mining	8,700	12,569
Western Securities Co. Ltd., Class A	Capital Markets	17,400	15,188
Western Superconducting Technologies Co. Ltd.,
Class A	Metals & Mining	2,083	15,957
Will Semiconductor Co. Ltd. Shanghai, Class A	Semiconductors & Semiconductor Equipment	2,900	39,082
Wingtech Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	5,800	38,987
Winning Health Technology Group Co. Ltd., Class A	Health Care Technology	9,600	14,278
Wolong Electric Group Co. Ltd., Class A	Electrical Equipment	5,800	11,648
Wuchan Zhongda Group Co. Ltd., Class A	Distributors	23,200	15,754
Wuhan Guide Infrared Co. Ltd., Class A	Electronic Equipment, Instruments & Components	15,174	16,207
Wuliangye Yibin Co. Ltd., Class A	Beverages	13,400	301,292
WUS Printed Circuit Kunshan Co. Ltd., Class A	Electronic Equipment, Instruments & Components	5,840	16,810
WuXi AppTec Co. Ltd., Class A	Life Sciences Tools & Services	8,700	74,517
[b] WuXi AppTec Co. Ltd., Class H	Life Sciences Tools & Services	17,320	138,134
[a,b] Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	175,681	841,796
XCMG Construction Machinery Co. Ltd., Class A	Machinery	43,500	40,482
Xiamen C & D, Inc., Class A	Trading Companies & Distributors	11,600	17,396
Xiamen Faratronic Co. Ltd., Class A	Electronic Equipment, Instruments & Components	800	15,099
Xiamen ITG Group Corp. Ltd., Class A	Trading Companies & Distributors	8,700	9,256
Xiamen Tungsten Co. Ltd., Class A	Metals & Mining	5,800	15,172
Xiangcai Co. Ltd., Class A	Real Estate Management & Development	5,800	6,219
[a,b] Xiaomi Corp., Class B	Technology Hardware, Storage & Peripherals	719,200	983,823
[a] Xinfengming Group Co. Ltd., Class A	Chemicals	2,900	4,405
Xinhua Winshare Publishing & Media Co. Ltd., Class H	Distributors	29,000	21,204
Xinjiang Daqo New Energy Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	2,900	16,125
Xinjiang Goldwind Science & Technology Co. Ltd.,
Class A	Electrical Equipment	11,600	16,934
[a] Xinjiang Goldwind Science & Technology Co. Ltd.,
Class H	Electrical Equipment	29,000	19,872
Xinjiang Tianshan Cement Co. Ltd., Class A	Construction Materials	8,700	9,735
Xinjiang Zhongtai Chemical Co. Ltd., Class A	Chemicals	11,600	10,285
Xinxing Ductile Iron Pipes Co. Ltd., Class A	Metals & Mining	14,500	8,132
Xinyi Solar Holdings Ltd.	Semiconductors & Semiconductor Equipment	209,642	242,102
[a] XPeng, Inc., Class A	Automobiles	53,550	341,666
Xtep International Holdings Ltd.	Textiles, Apparel & Luxury Goods	58,000	59,061
Xuji Electric Co. Ltd., Class A	Electrical Equipment	2,900	9,189
[b] Yadea Group Holdings Ltd.	Automobiles	58,000	131,889
Yangling Metron New Material, Inc., Class A	Semiconductors & Semiconductor Equipment	2,900	17,289
[a,c] Yango Group Co. Ltd., Class A	Real Estate Management & Development	20,300	1,032
[b] Yangtze Optical Fibre & Cable Joint Stock Ltd. Co.,
Class H	Communications Equipment	8,500	12,907
Yangzhou Yangjie Electronic Technology Co. Ltd.,
Class A	Semiconductors & Semiconductor Equipment	2,900	16,173
Yangzijiang Shipbuilding Holdings Ltd.	Machinery	124,971	138,513
Yankuang Energy Group Co. Ltd., Class A	Oil, Gas & Consumable Fuels	5,800	23,854
Yankuang Energy Group Co. Ltd., Class H	Oil, Gas & Consumable Fuels	70,000	200,533
Yantai Changyu Pioneer Wine Co. Ltd., Class B	Beverages	11,600	16,238
Yantai Eddie Precision Machinery Co. Ltd., Class A	Machinery	3,660	10,324
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	Energy Equipment & Services	2,900	10,018
[a] Yatsen Holding Ltd., ADR	Personal Care Products	17,922	18,101

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Yealink Network Technology Corp. Ltd., Class A	Communications Equipment	4,060	19,572
[a] Yifan Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	5,800	11,640
Yifeng Pharmacy Chain Co. Ltd., Class A	Consumer Staples Distribution & Retail	4,186	21,290
[a] Yihai International Holding Ltd.	Food Products	29,000	62,096
Yihai Kerry Arawana Holdings Co. Ltd., Class A	Food Products	5,800	31,883
Yintai Gold Co. Ltd., Class A	Metals & Mining	8,900	14,314
Yixintang Pharmaceutical Group Co. Ltd., Class A	Consumer Staples Distribution & Retail	2,900	10,524
Yonfer Agricultural Technology Co. Ltd., Class A	Chemicals	5,800	8,196
YongXing Special Materials Technology Co. Ltd.,
Class A	Metals & Mining	1,430	12,307
Yonyou Network Technology Co. Ltd., Class A	Software	12,590	35,478
Youngor Group Co. Ltd., Class A	Real Estate Management & Development	14,500	12,577
Youngy Co. Ltd., Class A	Metals & Mining	1,000	9,187
YTO Express Group Co. Ltd., Class A	Air Freight & Logistics	8,700	17,412
[a] Yuan Longping High-tech Agriculture Co. Ltd., Class A	Food Products	5,800	12,238
Yuexiu Property Co. Ltd.	Real Estate Management & Development	87,000	101,137
Yum China Holdings, Inc.	Hotels, Restaurants & Leisure	19,950	1,124,202
Yunda Holding Co. Ltd., Class A	Air Freight & Logistics	6,100	8,016
Yunnan Aluminium Co. Ltd., Class A	Metals & Mining	10,290	18,006
Yunnan Baiyao Group Co. Ltd., Class A	Pharmaceuticals	6,180	44,582
Yunnan Botanee Bio-Technology Group Co. Ltd.,
Class A	Personal Care Products	700	8,552
Yunnan Copper Co. Ltd., Class A	Metals & Mining	5,800	8,810
[a] Yunnan Energy New Material Co. Ltd., Class A	Chemicals	2,900	38,409
Yunnan Tin Co. Ltd., Class A	Metals & Mining	5,800	12,398
Yunnan Yuntianhua Co. Ltd., Class A	Chemicals	5,800	13,609
[a] Zai Lab Ltd.	Biotechnology	44,370	118,900
Zangge Mining Co. Ltd., Class A	Chemicals	2,900	8,997
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd.,
Class A	Pharmaceuticals	2,100	82,663
Zhaojin Mining Industry Co. Ltd., Class H	Metals & Mining	58,000	72,383
Zhefu Holding Group Co. Ltd., Class A	Electrical Equipment	23,200	13,171
[a] Zhejiang Century Huatong Group Co. Ltd., Class A	Entertainment	26,100	27,231
Zhejiang China Commodities City Group Co. Ltd.,
Class A	Real Estate Management & Development	20,300	23,803
Zhejiang Chint Electrics Co. Ltd., Class A	Electrical Equipment	5,800	22,045
Zhejiang Crystal-Optech Co. Ltd., Class A	Electronic Equipment, Instruments & Components	5,800	9,519
Zhejiang Dahua Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	11,600	31,492
Zhejiang Expressway Co. Ltd., Class H	Transportation Infrastructure	58,000	44,037
Zhejiang Hailiang Co. Ltd., Class A	Metals & Mining	5,800	9,575
Zhejiang HangKe Technology, Inc.Co., Class A	Electrical Equipment	1,674	7,011
Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	5,800	6,849
Zhejiang Huace Film & Television Co. Ltd., Class A	Entertainment	8,700	8,479
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	6,000	15,184
Zhejiang Huayou Cobalt Co. Ltd., Class A	Metals & Mining	5,860	36,981
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd.,
Class A	Semiconductors & Semiconductor Equipment	5,800	56,527
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	2,900	10,915
[a] Zhejiang Juhua Co. Ltd., Class A	Chemicals	8,700	16,480
Zhejiang Medicine Co. Ltd., Class A	Pharmaceuticals	2,900	4,365
Zhejiang NHU Co. Ltd., Class A	Pharmaceuticals	11,856	25,098
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	Machinery	2,900	12,063
Zhejiang Supcon Technology Co. Ltd., Class A	Electronic Equipment, Instruments & Components	2,505	21,618
Zhejiang Supor Co. Ltd., Class A	Household Durables	1,400	9,622
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	Automobile Components	5,800	5,525
[a] Zhejiang Wanliyang Co. Ltd., Class A	Machinery	5,800	7,136

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Zhejiang Weiming Environment Protection Co. Ltd.,
Class A	Commercial Services & Supplies	780	1,877
Zhejiang Weixing New Building Materials Co. Ltd.,
Class A	Building Products	5,800	16,376
[a] Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	Pharmaceuticals	2,900	13,406
Zhejiang Yongtai Technology Co. Ltd., Class A	Chemicals	2,900	6,095
Zhengzhou Coal Mining Machinery Group Co. Ltd.,
Class A	Machinery	5,800	9,926
Zheshang Securities Co. Ltd., Class A	Capital Markets	5,800	7,877
[a,b] ZhongAn Online P&C Insurance Co. Ltd., Class H	Insurance	37,700	102,469
Zhongji Innolight Co. Ltd., Class A	Communications Equipment	2,900	58,779
Zhongshan Public Utilities Group Co. Ltd., Class A	Water Utilities	5,800	6,035
Zhongsheng Group Holdings Ltd.	Specialty Retail	32,000	122,298
Zhongtai Securities Co. Ltd., Class A	Capital Markets	8,700	8,264
Zhuhai Huafa Properties Co. Ltd., Class A	Real Estate Management & Development	8,700	11,780
Zhuzhou CRRC Times Electric Co. Ltd., Class A	Machinery	2,002	11,520
Zhuzhou CRRC Times Electric Co. Ltd., Class H	Machinery	26,100	97,251
[a] Zhuzhou Kibing Group Co. Ltd., Class A	Building Products	8,700	10,309
Zijin Mining Group Co. Ltd., Class A	Metals & Mining	72,500	113,312
Zijin Mining Group Co. Ltd., Class H	Metals & Mining	290,000	425,567
Zoomlion Heavy Industry Science & Technology Co.
Ltd., Class A	Machinery	26,100	24,217
[a] Zoomlion Heavy Industry Science & Technology Co.
Ltd., Class H	Machinery	69,600	35,970
ZTE Corp., Class A	Communications Equipment	14,500	90,769
ZTE Corp., Class H	Communications Equipment	34,800	139,438
ZTO Express Cayman, Inc.	Air Freight & Logistics	20,748	520,249
			97,386,399

Hong Kong 3.5%
[a] Alibaba Health Information Technology Ltd., Class A	Consumer Staples Distribution & Retail	290,000	174,298
[a] Alibaba Pictures Group Ltd., Class A	Entertainment	580,000	30,345
Beijing Enterprises Water Group Ltd., Class A	Water Utilities	174,000	41,299
Bosideng International Holdings Ltd., Class A	Textiles, Apparel & Luxury Goods	174,000	73,272
China Everbright Environment Group Ltd., Class B	Commercial Services & Supplies	174,000	68,609
China Everbright Ltd., Class A	Capital Markets	42,000	25,136
China Gas Holdings Ltd., Class A	Gas Utilities	145,000	165,971
[a] China Mengniu Dairy Co. Ltd., Class B	Food Products	152,000	572,187
China Power International Development Ltd., Class H	Independent Power Producers & Energy Traders	232,000	85,261
China Resources Beer Holdings Co. Ltd., Class A	Beverages	77,504	510,324
China Resources Gas Group Ltd., Class A	Gas Utilities	43,900	150,131
China Resources Land Ltd., Class H	Real Estate Management & Development	134,500	569,813
China State Construction International Holdings Ltd.,
Class A	Construction & Engineering	82,000	93,441
China Traditional Chinese Medicine Holdings Co. Ltd.	Pharmaceuticals	116,000	54,029
COSCO SHIPPING Ports Ltd., Class B	Transportation Infrastructure	58,000	34,489
Far East Horizon Ltd.	Financial Services	58,000	45,887
Geely Automobile Holdings Ltd.	Automobiles	261,000	318,398
Guangdong Investment Ltd.	Water Utilities	142,700	123,096
Kingboard Laminates Holdings Ltd.	Electronic Equipment, Instruments & Components	55,100	51,819
Kunlun Energy Co. Ltd.	Gas Utilities	174,000	136,774
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	29,000	42,039
Shougang Fushan Resources Group Ltd.	Metals & Mining	58,000	14,580
Sino Biopharmaceutical Ltd.	Pharmaceuticals	464,000	201,904
Vinda International Holdings Ltd.	Household Products	13,000	32,348
			3,615,450

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Singapore 0.1%
Yangzijiang Financial Holding Ltd.	Capital Markets	119,416	30,001
[a] Yanlord Land Group Ltd.	Real Estate Management & Development	31,900	18,032
			48,033
Total Common Stocks (Cost $137,190,865)			101,049,882
Total Investments (Cost $137,190,865) 99.1%			101,049,882
Other Assets, less Liabilities 0.9%			900,203
Net Assets 100.0%			$101,950,085

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $12,227,023, representing 12.0% of net assets.
cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI China Future			Long	37	$851,925	9/15/23	$(15,288)
*As of period end.

Abbreviations

Selected Portfolio

ADR	–	American Depositary Receipt
SF	–	Single Family

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Europe ETF	Industry	Shares	Value
Common Stocks 98.3%
Australia 1.3%
Glencore PLC	Metals & Mining	133,497	$754,412
Rio Tinto PLC	Metals & Mining	11,655	738,731
			1,493,143
Austria 0.3%
ANDRITZ AG	Machinery	756	42,106
Erste Group Bank AG	Banks	3,549	124,251
OMV AG	Oil, Gas & Consumable Fuels	1,554	65,850
[a] Raiffeisen Bank International AG	Banks	1,365	21,624
[a] Telekom Austria AG	Diversified Telecommunication Services	1,512	11,184
Verbund AG	Electric Utilities	714	57,216
voestalpine AG	Metals & Mining	1,260	45,226
			367,457
Belgium 1.2%
Ackermans & van Haaren NV	Construction & Engineering	210	34,550
Ageas SA	Insurance	1,764	71,419
Anheuser-Busch InBev SA	Beverages	9,261	523,678
D’ieteren Group	Distributors	252	44,511
Elia Group SA	Electric Utilities	399	50,626
Groupe Bruxelles Lambert NV	Financial Services	1,029	81,010
KBC Group NV	Banks	2,625	183,059
Lotus Bakeries NV	Food Products	4	31,726
Proximus SADP	Diversified Telecommunication Services	1,491	11,100
Sofina SA	Financial Services	168	34,770
Solvay SA	Chemicals	756	84,377
UCB SA	Pharmaceuticals	1,302	115,343
Umicore SA	Chemicals	2,226	62,147
Warehouses De Pauw CVA	Industrial REITs	1,680	46,042
			1,374,358

Bermuda 0.0%†
Hiscox Ltd.	Insurance	3,675	50,974

Chile 0.1%
Antofagasta PLC	Metals & Mining	3,759	69,821

Denmark 4.4%
AP Moller - Maersk AS, Class A	Marine Transportation	31	53,962
AP Moller - Maersk AS, Class B	Marine Transportation	48	84,222
Carlsberg AS, Class B	Beverages	987	157,707
Chr Hansen Holding AS	Chemicals	1,113	77,235
Coloplast AS, Class B	Health Care Equipment & Supplies	1,239	154,892
[a] Danske Bank AS	Banks	7,119	173,155
[a] Demant AS	Health Care Equipment & Supplies	1,071	45,273
DSV AS	Air Freight & Logistics	1,890	396,839
[a] Genmab AS	Biotechnology	693	261,975
H Lundbeck AS	Pharmaceuticals	2,604	12,377
H Lundbeck AS, Class A	Pharmaceuticals	651	2,892
Novo Nordisk AS, Class B	Pharmaceuticals	16,779	2,702,892
Novozymes AS, Class B	Chemicals	2,142	99,774
[b] Orsted AS	Electric Utilities	2,037	192,452
Pandora AS	Textiles, Apparel & Luxury Goods	924	82,478
ROCKWOOL AS, Class B	Building Products	84	21,699
Royal Unibrew AS	Beverages	525	46,924
Tryg AS	Insurance	3,759	81,323
[a] Vestas Wind Systems AS	Electrical Equipment	10,710	284,759
			4,932,830

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Finland 1.7%
Elisa Oyj	Diversified Telecommunication Services	1,491	79,610
Fortum Oyj	Electric Utilities	4,725	63,226
Huhtamaki Oyj	Containers & Packaging	987	32,369
Kesko Oyj, Class B	Consumer Staples Distribution & Retail	2,919	54,935
Kojamo Oyj	Real Estate Management & Development	2,079	19,552
Kone Oyj, Class B	Machinery	3,444	179,717
Metso Oyj	Machinery	7,014	84,519
Neste Oyj	Oil, Gas & Consumable Fuels	4,389	168,839
Nokia Oyj	Communications Equipment	56,343	235,769
Nordea Bank Abp	Banks	36,603	397,981
Orion Oyj, Class B	Pharmaceuticals	1,155	47,909
Sampo Oyj, Class A	Insurance	5,061	227,046
Stora Enso Oyj, Class R	Paper & Forest Products	6,258	72,542
UPM-Kymmene Oyj	Paper & Forest Products	5,754	171,191
Valmet Oyj	Machinery	1,827	50,788
Wartsila OYJ Abp	Machinery	5,250	59,082
			1,945,075
France 17.5%
Accor SA	Hotels, Restaurants & Leisure	1,995	74,046
Aeroports de Paris	Transportation Infrastructure	357	51,218
Air Liquide SA	Chemicals	5,502	985,641
Airbus SE	Aerospace & Defense	6,279	906,718
[b] ALD SA	Ground Transportation	1,449	15,500
Alstom SA	Machinery	3,276	97,645
[b] Amundi SA	Capital Markets	609	35,912
Arkema SA	Chemicals	609	57,339
AXA SA	Insurance	19,089	562,826
BioMerieux	Health Care Equipment & Supplies	462	48,449
BNP Paribas SA	Banks	11,823	744,524
Bollore SE	Entertainment	10,773	67,112
Bouygues SA	Construction & Engineering	2,247	75,407
Bureau Veritas SA	Professional Services	3,087	84,602
Capgemini SE	IT Services	1,722	326,049
Carrefour SA	Consumer Staples Distribution & Retail	6,384	120,877
Cie de Saint-Gobain	Building Products	4,977	302,609
Cie Generale des Etablissements Michelin SCA	Automobile Components	7,392	218,230
Covivio SA	Office REITs	525	24,732
Credit Agricole SA	Banks	11,781	139,739
Danone SA	Food Products	6,699	410,305
Dassault Aviation SA	Aerospace & Defense	252	50,423
Dassault Systemes SE	Software	7,224	320,181
Edenred	Financial Services	2,688	179,886
Eiffage SA	Construction & Engineering	798	83,214
Engie SA	Multi-Utilities	17,640	293,067
EssilorLuxottica SA	Health Care Equipment & Supplies	3,213	605,029
Eurazeo SE	Financial Services	525	36,915
Gecina SA	Office REITs	567	60,344
Getlink SE	Transportation Infrastructure	3,843	65,322
Hermes International	Textiles, Apparel & Luxury Goods	366	794,619
ICADE	Diversified REITs	336	13,996
Ipsen SA	Pharmaceuticals	378	45,446
[a] JCDecaux SE	Media	798	15,897
Kering SA	Textiles, Apparel & Luxury Goods	777	428,601
Klepierre SA	Retail REITs	2,268	56,218
[b] La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	1,071	42,111
Legrand SA	Electrical Equipment	2,835	280,843
L’Oreal SA	Personal Products	2,478	1,154,664
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	2,646	2,491,297
[b] Neoen SA	Independent Power Producers & Energy Traders	690	21,831
Orange SA	Diversified Telecommunication Services	20,307	237,102
Pernod Ricard SA	Beverages	2,205	486,905
Publicis Groupe SA	Media	2,457	197,023
Remy Cointreau SA	Beverages	273	43,768

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Renault SA	Automobiles	2,079	87,507
Rexel SA	Trading Companies & Distributors	2,604	64,234
Safran SA	Aerospace & Defense	3,717	581,766
Sanofi	Pharmaceuticals	11,655	1,248,673
Sartorius Stedim Biotech	Life Sciences Tools & Services	252	62,877
Schneider Electric SE	Electrical Equipment	5,712	1,037,344
SCOR SE	Insurance	1,617	47,438
SEB SA	Household Durables	231	23,854
Societe Generale SA	Banks	7,434	193,030
Sodexo SA	Hotels, Restaurants & Leisure	945	103,976
[a] SOITEC	Semiconductors & Semiconductor Equipment	273	46,151
Teleperformance	Professional Services	630	105,471
Thales SA	Aerospace & Defense	1,050	157,170
TotalEnergies SE	Oil, Gas & Consumable Fuels	24,276	1,391,793
[a] Ubisoft Entertainment SA	Entertainment	1,029	29,054
[a] Unibail-Rodamco-Westfield	Retail REITs	1,113	58,468
Valeo SA	Automobile Components	2,226	47,673
Veolia Environnement SA	Multi-Utilities	6,720	212,248
Vinci SA	Construction & Engineering	5,250	609,318
Vivendi SE	Media	7,581	69,525
Wendel SE	Financial Services	294	30,151
[a,b] Worldline SA	Financial Services	2,646	96,707
			19,658,610
Germany 12.1%
adidas AG	Textiles, Apparel & Luxury Goods	1,764	342,142
Allianz SE	Insurance	4,263	991,579
BASF SE	Chemicals	9,534	462,559
Bayer AG	Pharmaceuticals	10,542	582,772
Bayerische Motoren Werke AG	Automobiles	3,360	412,471
Bechtle AG	IT Services	903	35,781
Beiersdorf AG	Personal Products	1,071	141,676
Brenntag SE	Trading Companies & Distributors	1,680	130,868
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	399	43,113
Commerzbank AG	Banks	11,235	124,413
Continental AG	Automobile Components	1,155	87,073
[a,b] Covestro AG	Chemicals	1,911	99,200
CTS Eventim AG & Co. KGaA	Entertainment	651	41,087
Daimler Truck Holding AG	Machinery	5,166	185,992
[a,b] Delivery Hero SE	Internet & Direct Marketing Retail	1,995	87,943
Deutsche Bank AG	Capital Markets	21,420	224,765
Deutsche Boerse AG	Capital Markets	1,974	364,180
[a] Deutsche Lufthansa AG	Airlines	6,489	66,399
Deutsche Post AG	Air Freight & Logistics	10,101	492,933
Deutsche Telekom AG	Diversified Telecommunication Services	36,267	790,397
Deutsche Wohnen SE	Real Estate Management & Development	567	13,065
[b] DWS Group GmbH & Co. KGaA	Capital Markets	378	11,564
E.ON SE	Multi-Utilities	23,541	299,980
Evonik Industries AG	Chemicals	2,058	39,135
Fielmann AG	Specialty Retail	252	13,417
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	378	20,150
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,184	104,293
Fresenius SE & Co. KGaA	Health Care Providers & Services	4,410	122,063
Fuchs Petrolub SE	Chemicals	357	11,431
GEA Group AG	Machinery	1,743	72,851
Hannover Rueck SE	Insurance	651	138,035
Heidelberg Materials AG	Construction Materials	1,491	122,326
Hella GmbH & Co. KGaA	Automobile Components	252	19,823
[a] HelloFresh SE	Internet & Direct Marketing Retail	1,722	42,459
Henkel AG & Co. KGaA	Household Products	1,092	76,844
HOCHTIEF AG	Construction & Engineering	231	19,960
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	13,944	574,820
KION Group AG	Machinery	777	31,246
Knorr-Bremse AG	Machinery	714	54,513
LANXESS AG	Chemicals	945	28,455

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] LEG Immobilien SE	Real Estate Management & Development	798	45,829
Mercedes-Benz Group AG	Automobiles	9,219	740,968
Merck KGaA	Pharmaceuticals	1,386	229,163
[a] METRO AG	Consumer Staples Distribution & Retail	1,407	11,421
MTU Aero Engines AG	Aerospace & Defense	567	146,855
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen	Insurance	1,470	551,056
Nemetschek SE	Software	567	42,461
Puma SE	Textiles, Apparel & Luxury Goods	1,092	65,668
Rational AG	Machinery	42	30,380
Rheinmetall AG	Industrial Conglomerates	462	126,414
RWE AG	Multi-Utilities	7,623	331,587
SAP SE	Software	11,760	1,605,567
Sartorius AG	Health Care Equipment & Supplies	21	5,911
[b] Scout24 SE	Interactive Media & Services	756	47,904
Siemens AG	Industrial Conglomerates	7,476	1,244,165
[a] Siemens Energy AG	Electrical Equipment	5,124	90,451
[b] Siemens Healthineers AG	Health Care Equipment & Supplies	2,982	168,719
Sixt SE	Ground Transportation	147	17,593
Symrise AG	Chemicals	1,407	147,394
Talanx AG	Insurance	588	33,711
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	9,597	26,982
thyssenkrupp AG	Metals & Mining	5,250	41,057
Traton SE	Machinery	525	11,226
[c] United Internet AG	Diversified Telecommunication Services	924	13,004
Volkswagen AG	Automobiles	315	52,546
Vonovia SE	Real Estate Management & Development	7,287	142,267
Wacker Chemie AG	Chemicals	168	23,048
[a,b] Zalando SE	Internet & Direct Marketing Retail	2,373	68,245
			13,585,365
Ireland 1.6%
AIB Group PLC	Banks	12,474	52,395
Bank of Ireland Group PLC	Banks	11,613	110,709
CRH PLC	Construction Materials	7,875	435,117
DCC PLC	Industrial Conglomerates	1,071	59,884
Experian PLC	Professional Services	9,807	376,288
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	1,890	379,651
Glanbia PLC	Food Products	2,037	30,446
Kerry Group PLC, Class A	Food Products	1,659	161,775
Kingspan Group PLC	Building Products	1,638	108,832
Smurfit Kappa Group PLC	Containers & Packaging	2,814	94,019
			1,809,116

Isle Of Man 0.1%
Entain PLC	Hotels, Restaurants & Leisure	6,300	101,881

Italy 3.6%
A2A SpA	Multi-Utilities	16,401	29,936
Amplifon SpA	Health Care Providers & Services	1,407	51,562
Assicurazioni Generali SpA	Insurance	14,406	292,650
Banca Mediolanum SpA	Financial Services	2,667	24,098
Banco BPM SpA	Banks	14,721	68,258
Buzzi SpA	Construction Materials	903	22,600
Davide Campari-Milano NV	Beverages	5,439	75,302
De’ Longhi SpA	Household Durables	756	16,512
DiaSorin SpA	Health Care Equipment & Supplies	231	24,043
Enel SpA	Electric Utilities	83,286	560,456
Eni SpA	Oil, Gas & Consumable Fuels	23,562	338,858
Ferrari NV	Automobiles	1,260	411,711
FinecoBank Banca Fineco SpA	Banks	6,594	88,595
Hera SpA	Multi-Utilities	8,757	26,006
[b] Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	3,822	50,371
Interpump Group SpA	Machinery	861	47,794
Intesa Sanpaolo SpA	Banks	165,522	433,403
Italgas SpA	Gas Utilities	5,313	31,446

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Leonardo SpA	Aerospace & Defense	4,263	48,346
Mediobanca Banca di Credito Finanziario SpA	Banks	6,426	76,838
Moncler SpA	Textiles, Apparel & Luxury Goods	2,205	152,374
[a,b] Nexi SpA	Financial Services	5,985	46,896
[a,b] Pirelli & C SpA	Automobile Components	5,355	26,431
[b] Poste Italiane SpA	Insurance	4,956	53,616
Prysmian SpA	Electrical Equipment	2,856	119,276
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,071	51,120
Reply SpA	IT Services	252	28,620
Snam SpA	Gas Utilities	23,121	120,752
[a] Telecom Italia SpA	Diversified Telecommunication Services	116,256	32,698
[a] Telecom Italia SpA	Diversified Telecommunication Services	64,575	17,585
Tenaris SA	Energy Equipment & Services	5,040	75,414
Terna - Rete Elettrica Nazionale	Electric Utilities	15,225	129,661
UniCredit SpA	Banks	19,824	459,919
UnipolSai Assicurazioni SpA	Insurance	4,620	11,442
			4,044,589

Luxembourg 0.2%
ArcelorMittal SA	Metals & Mining	4,956	134,796
Eurofins Scientific SE	Life Sciences Tools & Services	1,323	83,948
RTL Group SA	Media	399	15,941
[a] SUSE SA	Software	378	5,324
			240,009

Mexico 0.0%†
Fresnillo PLC	Metals & Mining	1,995	15,477

Netherlands 9.1%
Aalberts NV	Machinery	1,050	44,138
[b] ABN AMRO Bank NV, GDR	Banks	4,242	65,857
[a,b] Adyen NV	Financial Services	315	544,984
Aegon NV	Insurance	18,417	93,030
Akzo Nobel NV	Chemicals	1,827	148,936
[a] Argenx SE	Biotechnology	609	236,135
ASM International NV	Semiconductors & Semiconductor Equipment	504	213,540
ASML Holding NV	Semiconductors & Semiconductor Equipment	4,221	3,053,190
ASR Nederland NV	Insurance	1,533	68,974
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	840	91,002
[b] CTP NV	Real Estate Management & Development	1,155	14,995
[b] Euronext NV	Capital Markets	882	59,949
EXOR NV	Financial Services	1,092	97,311
Ferrovial SE	Construction & Engineering	5,103	161,287
Heineken Holding NV	Beverages	1,407	122,266
Heineken NV	Beverages	2,982	306,402
IMCD NV	Trading Companies & Distributors	609	87,504
ING Groep NV	Banks	37,695	507,403
JDE Peet’s NV	Food Products	1,281	38,098
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	10,374	353,802
Koninklijke KPN NV	Diversified Telecommunication Services	34,461	122,904
[a] Koninklijke Philips NV	Health Care Equipment & Supplies	9,765	211,027
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	693	24,716
NN Group NV	Insurance	3,066	113,429
[a] OCI NV	Chemicals	1,050	25,168
[a] Prosus NV	Broadline Retail	7,581	555,058
[a] QIAGEN NV	Life Sciences Tools & Services	2,394	107,452
Randstad NV	Professional Services	1,197	63,089
Shell PLC	Oil, Gas & Consumable Fuels	73,332	2,183,929
[b] Signify NV	Electrical Equipment	1,365	38,228
Universal Music Group NV	Entertainment	8,085	179,502
Wolters Kluwer NV	Professional Services	2,667	338,398
			10,271,703

Nigeria 0.0%†
[b] Airtel Africa PLC	Wireless Telecommunication Services	11,991	16,434

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Norway 1.0%
[a] Adevinta ASA, Class B	Interactive Media & Services	3,045	20,009
Aker ASA, Class A	Industrial Conglomerates	252	14,313
Aker BP ASA	Oil, Gas & Consumable Fuels	3,318	77,983
[a,b] AutoStore Holdings Ltd.	Machinery	7,539	16,501
DNB Bank ASA	Banks	10,773	201,814
Equinor ASA	Oil, Gas & Consumable Fuels	9,807	285,691
Gjensidige Forsikring ASA	Insurance	1,869	29,971
Kongsberg Gruppen ASA	Aerospace & Defense	819	37,320
Leroy Seafood Group ASA	Food Products	2,772	10,536
Mowi ASA	Food Products	4,788	76,064
[a] Nordic Semiconductor ASA	Semiconductors & Semiconductor Equipment	2,079	25,314
Norsk Hydro ASA	Metals & Mining	14,427	85,914
Orkla ASA	Food Products	8,253	59,393
Salmar ASA	Food Products	609	24,608
Schibsted ASA, Class A	Media	819	14,391
Schibsted ASA, Class B	Media	1,050	17,425
Telenor ASA	Diversified Telecommunication Services	6,888	69,950
TOMRA Systems ASA	Machinery	2,331	37,532
Var Energi ASA	Oil, Gas & Consumable Fuels	4,263	11,615
Yara International ASA	Chemicals	1,764	62,403
			1,178,747
Poland 0.5%
[a,b] Allegro.eu SA	Broadline Retail	4,410	34,733
Bank Polska Kasa Opieki SA	Banks	1,512	41,234
[a,b] Dino Polska SA	Consumer Staples Distribution & Retail	525	61,352
[a] InPost SA	Air Freight & Logistics	2,226	24,130
KGHM Polska Miedz SA	Metals & Mining	1,491	41,248
[a] LPP SA	Textiles, Apparel & Luxury Goods	12	41,379
Polski Koncern Naftowy ORLEN SA	Oil, Gas & Consumable Fuels	6,237	98,875
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	9,198	81,839
Powszechny Zaklad Ubezpieczen SA	Insurance	6,132	59,480
[a] Santander Bank Polska SA	Banks	315	30,159
			514,429
Portugal 0.3%
EDP - Energias de Portugal SA	Electric Utilities	32,067	156,593
Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	5,460	63,857
Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	2,961	81,537
			301,987

Russia 0.0%†
[a,d] Evraz PLC	Metals & Mining	10,404	—

Spain 3.8%
Acciona SA	Electric Utilities	252	42,724
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	2,058	72,231
[b] Aena SME SA	Transportation Infrastructure	756	122,070
[a] Amadeus IT Group SA	Hotels, Restaurants & Leisure	4,788	364,093
Banco Bilbao Vizcaya Argentaria SA	Banks	64,050	491,386
Banco Santander SA	Banks	171,738	634,235
Bankinter SA	Banks	7,455	45,791
CaixaBank SA	Banks	39,942	165,025
[a,b] Cellnex Telecom SA	Diversified Telecommunication Services	6,048	244,074
Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	609	20,344
EDP Renovaveis SA	Independent Power Producers & Energy Traders	2,660	53,093
Enagas SA	Gas Utilities	2,688	52,787
Endesa SA	Electric Utilities	3,423	73,383
[a] Grifols SA	Biotechnology	3,507	44,919
Iberdrola SA	Electric Utilities	63,336	825,740
Industria de Diseno Textil SA	Specialty Retail	11,235	434,647
Inmobiliaria Colonial Socimi SA	Office REITs	3,675	22,232
Mapfre SA	Insurance	10,689	21,213
Merlin Properties Socimi SA	Diversified REITs	3,528	30,177
Naturgy Energy Group SA	Gas Utilities	1,554	46,217

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Redeia Corp. SA	Electric Utilities	4,641	77,899
Repsol SA	Oil, Gas & Consumable Fuels	13,797	200,650
Telefonica SA	Diversified Telecommunication Services	54,054	219,143
			4,304,073
Sweden 4.7%
Alfa Laval AB	Machinery	3,339	121,488
Assa Abloy AB, Class B	Building Products	10,290	246,740
Atlas Copco AB, Class A	Machinery	26,943	387,633
Atlas Copco AB, Class B	Machinery	16,359	203,327
Axfood AB	Consumer Staples Distribution & Retail	1,134	23,958
Beijer Ref AB	Trading Companies & Distributors	3,570	45,479
Boliden AB	Metals & Mining	2,961	85,406
Castellum AB	Real Estate Management & Development	4,252	40,527
Electrolux AB, Class B	Household Durables	2,415	32,912
Epiroc AB, Class A	Machinery	6,720	126,856
Epiroc AB, Class B	Machinery	4,095	66,081
EQT AB	Capital Markets	3,465	66,533
Essity AB, Class B	Household Products	6,573	174,711
[b] Evolution AB	Hotels, Restaurants & Leisure	1,974	249,608
[a] Fastighets AB Balder, Class B	Real Estate Management & Development	6,762	24,641
Getinge AB, Class B	Health Care Equipment & Supplies	2,373	41,511
H & M Hennes & Mauritz AB, Class B	Specialty Retail	7,140	122,410
Hexagon AB, Class B	Electronic Equipment, Instruments & Components	22,596	277,709
Holmen AB, Class B	Paper & Forest Products	1,050	37,659
Husqvarna AB, Class B	Machinery	4,494	40,624
Industrivarden AB, Class A	Financial Services	1,365	37,760
Industrivarden AB, Class C	Financial Services	1,617	44,492
Indutrade AB	Machinery	3,066	68,948
Investment AB Latour, Class B	Industrial Conglomerates	1,554	30,760
Investor AB, Class A	Financial Services	5,103	101,906
Investor AB, Class B	Financial Services	17,766	354,701
[a] Kinnevik AB, Class B	Financial Services	2,604	36,018
L E Lundbergforetagen AB, Class B	Financial Services	798	33,896
Lifco AB, Class B	Industrial Conglomerates	2,478	53,752
Nibe Industrier AB, Class B	Building Products	15,708	148,917
Saab AB, Class B	Aerospace & Defense	987	53,292
Sagax AB, Class B	Real Estate Management & Development	1,890	37,270
Sagax AB, Class D	Real Estate Management & Development	1,260	3,045
Sandvik AB	Machinery	11,361	221,092
Securitas AB, Class B	Commercial Services & Supplies	5,250	42,996
Skandinaviska Enskilda Banken AB, Class A	Banks	17,241	190,187
Skandinaviska Enskilda Banken AB, Class C	Banks	231	2,695
Skanska AB, Class B	Construction & Engineering	3,885	54,365
SKF AB, Class B	Machinery	4,158	72,217
SSAB AB, Class A	Metals & Mining	2,562	18,174
SSAB AB, Class B	Metals & Mining	7,056	48,798
Svenska Cellulosa AB SCA, Class B	Paper & Forest Products	6,447	82,040
Svenska Handelsbanken AB, Class A	Banks	16,065	134,365
Svenska Handelsbanken AB, Class B	Banks	399	3,975
Sweco AB, Class B	Construction & Engineering	2,184	24,001
Swedbank AB, Class A	Banks	10,899	183,495
[a] Swedish Orphan Biovitrum AB	Biotechnology	1,617	31,498
Tele2 AB, Class B	Wireless Telecommunication Services	6,006	49,555
Telefonaktiebolaget LM Ericsson, Class A	Communications Equipment	399	2,268
Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	31,269	169,093
Telia Co. AB	Diversified Telecommunication Services	24,822	54,349
Trelleborg AB, Class B	Machinery	2,436	58,953
Volvo AB, Class A	Machinery	2,184	46,425
Volvo AB, Class B	Machinery	16,086	332,106
[a] Volvo Car AB, Class B	Automobiles	5,733	22,728
			5,265,945

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Switzerland 14.9%
ABB Ltd.	Electrical Equipment	16,023	630,067
Adecco Group AG	Professional Services	1,701	55,575
Alcon, Inc.	Health Care Equipment & Supplies	5,271	436,574
Bachem Holding AG, Class B	Life Sciences Tools & Services	336	29,294
Baloise Holding AG	Insurance	483	70,940
Banque Cantonale Vaudoise	Banks	315	33,273
Barry Callebaut AG	Food Products	38	73,354
Belimo Holding AG	Building Products	105	52,368
BKW AG	Electric Utilities	189	33,378
Chocoladefabriken Lindt & Spruengli AG	Food Products	22	276,399
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	5,481	929,071
[a] Clariant AG	Chemicals	2,415	34,876
[a] Coca-Cola HBC AG	Beverages	2,121	63,234
DKSH Holding AG	Professional Services	378	28,118
[a] DSM-Firmenich AG	Chemicals	1,827	196,575
Emmi AG	Food Products	21	20,257
EMS-Chemie Holding AG	Chemicals	84	63,565
Flughafen Zurich AG	Transportation Infrastructure	210	43,636
Geberit AG	Building Products	357	186,790
Georg Fischer AG	Machinery	882	66,201
Givaudan SA	Chemicals	84	278,388
Helvetia Holding AG	Insurance	378	51,124
Julius Baer Group Ltd.	Capital Markets	2,289	144,148
Kuehne & Nagel International AG	Marine Transportation	546	161,545
Logitech International SA	Technology Hardware, Storage & Peripherals	1,701	101,225
Lonza Group AG	Life Sciences Tools & Services	798	475,776
Nestle SA	Food Products	28,644	3,445,028
Novartis AG	Pharmaceuticals	21,630	2,175,935
Partners Group Holding AG	Capital Markets	231	217,302
PSP Swiss Property AG	Real Estate Management & Development	483	53,934
Roche Holding AG	Pharmaceuticals	7,413	2,266,200
Roche Holding AG	Pharmaceuticals	315	103,374
Schindler Holding AG, PC	Machinery	441	103,367
Schindler Holding AG	Machinery	189	42,462
SGS SA	Professional Services	1,596	150,850
[a] SIG Group AG	Containers & Packaging	3,570	98,483
Sika AG	Chemicals	1,554	444,149
Sonova Holding AG	Health Care Equipment & Supplies	546	145,372
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	6,972	346,588
Straumann Holding AG	Health Care Equipment & Supplies	1,155	187,390
Swatch Group AG	Textiles, Apparel & Luxury Goods	294	85,803
Swatch Group AG	Textiles, Apparel & Luxury Goods	609	33,457
Swiss Life Holding AG	Insurance	315	184,145
Swiss Prime Site AG	Real Estate Management & Development	819	71,084
Swiss Re AG	Insurance	3,066	308,571
Swisscom AG	Diversified Telecommunication Services	273	170,211
Tecan Group AG	Life Sciences Tools & Services	126	48,335
Temenos AG	Software	651	51,766
UBS Group AG	Capital Markets	32,720	661,788
[b] VAT Group AG	Machinery	273	112,904
Zurich Insurance Group AG	Insurance	1,596	757,995
			16,802,244
United Kingdom 19.2%
3i Group PLC	Capital Markets	10,290	254,907
abrdn PLC	Capital Markets	21,126	58,605
Admiral Group PLC	Insurance	3,108	82,267
Allfunds Group PLC	Capital Markets	3,633	22,157
Anglo American PLC	Metals & Mining	12,894	366,051
Ashtead Group PLC	Trading Companies & Distributors	4,641	321,214
Associated British Foods PLC	Food Products	3,549	89,834
AstraZeneca PLC	Pharmaceuticals	15,834	2,269,923
[b] Auto Trader Group PLC	Interactive Media & Services	9,807	76,106
Aviva PLC	Insurance	29,232	146,873

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

B&M European Value Retail SA	Broadline Retail	10,101	71,529
BAE Systems PLC	Aerospace & Defense	32,613	384,358
Barclays PLC	Banks	166,131	323,955
Barratt Developments PLC	Household Durables	9,828	51,666
Beazley PLC	Insurance	7,077	52,994
Berkeley Group Holdings PLC	Household Durables	1,155	57,606
BP PLC	Oil, Gas & Consumable Fuels	185,094	1,078,586
British American Tobacco PLC	Tobacco	23,877	791,686
British Land Co. PLC	Diversified REITs	9,954	38,319
BT Group PLC	Diversified Telecommunication Services	75,285	117,106
Bunzl PLC	Trading Companies & Distributors	3,633	138,518
Burberry Group PLC	Textiles, Apparel & Luxury Goods	4,074	109,805
Centrica PLC	Multi-Utilities	59,010	92,990
CNH Industrial NV	Machinery	10,332	148,850
Compass Group PLC	Hotels, Restaurants & Leisure	18,669	522,641
[b] ConvaTec Group PLC	Health Care Equipment & Supplies	17,787	46,403
Croda International PLC	Chemicals	1,512	108,148
Dechra Pharmaceuticals PLC	Pharmaceuticals	1,176	55,110
Derwent London PLC	Office REITs	1,239	32,292
Diageo PLC	Beverages	23,709	1,018,514
Direct Line Insurance Group PLC	Insurance	14,427	24,936
[a] Dowlais Group PLC	Automobile Components	14,546	23,486
DS Smith PLC	Containers & Packaging	13,818	47,749
Endeavour Mining PLC	Metals & Mining	1,974	47,307
Ferguson PLC	Trading Companies & Distributors	2,205	347,893
GSK PLC	Pharmaceuticals	42,987	759,001
Haleon PLC	Personal Care Products	55,356	226,790
Halma PLC	Electronic Equipment, Instruments & Components	4,095	118,545
Hargreaves Lansdown PLC	Capital Markets	4,116	42,679
Hikma Pharmaceuticals PLC	Pharmaceuticals	1,785	42,902
Howden Joinery Group PLC	Trading Companies & Distributors	5,796	47,337
HSBC Holdings PLC	Banks	214,326	1,694,030
IMI PLC	Machinery	2,772	57,797
Imperial Brands PLC	Tobacco	9,786	216,294
Informa PLC	Media	14,637	135,100
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	1,806	124,768
Intermediate Capital Group PLC	Capital Markets	3,003	52,591
[a] International Consolidated Airlines Group SA	Passenger Airlines	12,012	24,725
Intertek Group PLC	Professional Services	1,743	94,511
ITV PLC	Media	39,837	34,592
J Sainsbury PLC	Consumer Staples Distribution & Retail	18,522	63,344
JD Sports Fashion PLC	Specialty Retail	26,691	49,543
Johnson Matthey PLC	Chemicals	1,974	43,818
[a,b] Just Eat Takeaway.com NV	Hotels, Restaurants & Leisure	2,142	32,801
Kingfisher PLC	Specialty Retail	20,937	61,675
Land Securities Group PLC	Diversified REITs	7,434	54,269
Legal & General Group PLC	Insurance	63,924	184,726
Lloyds Banking Group PLC	Banks	706,755	391,671
London Stock Exchange Group PLC	Capital Markets	4,599	489,155
M&G PLC	Financial Services	23,646	57,539
Melrose Industries PLC	Aerospace & Defense	14,546	93,612
Mondi PLC	Paper & Forest Products	5,250	80,028
National Grid PLC	Multi-Utilities	39,480	522,257
NatWest Group PLC	Banks	60,039	183,804
Next PLC	Broadline Retail	1,281	112,373
[a,d] NMC Health PLC	Health Care Providers & Services	1,159	—
[a] Ocado Group PLC	Consumer Staples Distribution & Retail	6,573	47,465
Pearson PLC	Diversified Consumer Services	7,686	80,323
[a] Pepco Group NV	Broadline Retail	1,554	14,083
Persimmon PLC	Household Durables	3,444	44,902
Phoenix Group Holdings PLC	Insurance	7,938	53,669
Prudential PLC	Insurance	29,379	414,036
Reckitt Benckiser Group PLC	Household Products	7,686	577,697
RELX PLC	Professional Services	20,307	676,672
Renishaw PLC	Electronic Equipment, Instruments & Components	357	17,710

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Rentokil Initial PLC	Commercial Services & Supplies	27,111	211,976
Rightmove PLC	Interactive Media & Services	8,841	58,808
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	90,699	174,176
RS GROUP PLC	Trading Companies & Distributors	5,145	49,725
Sage Group PLC	Software	10,878	127,898
Schroders PLC	Capital Markets	8,358	46,467
Segro PLC	Industrial REITs	12,999	118,460
Severn Trent PLC	Water Utilities	2,709	88,375
Smith & Nephew PLC	Health Care Equipment & Supplies	9,471	152,679
Smiths Group PLC	Industrial Conglomerates	3,612	75,494
Spirax-Sarco Engineering PLC	Machinery	798	105,157
SSE PLC	Electric Utilities	11,739	274,758
St. James’s Place PLC	Capital Markets	5,754	79,555
Standard Chartered PLC	Banks	24,780	215,173
Tate & Lyle PLC	Food Products	4,284	39,541
Taylor Wimpey PLC	Household Durables	38,409	50,174
Tesco PLC	Consumer Staples Distribution & Retail	76,482	241,533
Unilever PLC	Personal Products	26,901	1,401,370
UNITE Group PLC	Residential REITs	3,381	37,396
United Utilities Group PLC	Water Utilities	7,413	90,626
Vodafone Group PLC	Wireless Telecommunication Services	233,814	219,883
Weir Group PLC	Machinery	2,835	63,291
Whitbread PLC	Hotels, Restaurants & Leisure	2,184	94,017
[a] Wise PLC, Class A	Financial Services	7,644	63,868
WPP PLC	Media	11,256	117,831
			21,637,449
United States 0.7%
[a] Holcim AG, Class B	Construction Materials	5,607	377,289
Stellantis NV	Automobiles	21,315	374,167
			751,456

Total Common Stocks (Cost $112,187,565)			110,733,172

Preferred Stocks 0.6%
Germany 0.6%
[e] Bayerische Motoren Werke AG, 8.177%, pfd.	Automobiles	630	71,620
[e] Fuchs Petrolub SE, 2.954%, pfd.	Chemicals	735	29,044
[e] Henkel AG & Co. KGaA, 2.525%, pfd.	Household Products	1,764	140,991
[e] Sartorius AG, 0.454%, pfd.	Health Care Equipment & Supplies	252	87,181
[e] Sixt SE, 8.561%, pfd.	Ground Transportation	168	13,123
[e] Volkswagen AG, 22.629%, pfd.	Automobiles	2,142	287,301
			629,260
Spain 0.0%†
[a] Grifols SA, Class B, pfd., B	Biotechnology	2,730	24,751

Total Preferred Stocks (Cost $732,773)			654,011

Total Investments (Cost $112,920,338) 98.9%			111,387,183
Other Assets, less Liabilities 1.1%			1,294,249

Net Assets 100.0%			$112,681,432

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $2,802,402, representing 2.5% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. At June 30, 2023, the value of was $13,004, representing 0.0% of net assets.
dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
eVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
							Value/Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index			Long	18	$869,374	9/15/23	$14,815
FTSE 100 Index			Long	3	287,637	9/15/23	(1,800)
Total Futures Contracts							$13,015

*As of period end.

Abbreviations

Selected Portfolio

GDR	–	Global Depositary Receipt
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Europe Hedged ETF	Industry	Shares	Value
Common Stocks 99.4%
Australia 1.3%
Glencore PLC	Metals & Mining	34,374	$194,253
Rio Tinto PLC	Metals & Mining	3,006	190,530
			384,783

Austria 0.3%
ANDRITZ AG	Machinery	186	10,359
Erste Group Bank AG	Banks	918	32,139
OMV AG	Oil, Gas & Consumable Fuels	390	16,526
[a] Raiffeisen Bank International AG	Banks	354	5,608
[a] Telekom Austria AG	Diversified Telecommunication Services	414	3,062
Verbund AG	Electric Utilities	186	14,905
voestalpine AG	Metals & Mining	306	10,984
			93,583

Belgium 1.2%
Ackermans & van Haaren NV	Construction & Engineering	60	9,871
Ageas SA	Insurance	468	18,948
Anheuser-Busch InBev SA	Beverages	2,388	135,033
D’ieteren Group	Distributors	66	11,658
Elia Group SA	Electric Utilities	102	12,942
Groupe Bruxelles Lambert NV	Financial Services	258	20,311
KBC Group NV	Banks	672	46,863
Lotus Bakeries NV	Food Products	1	7,932
Proximus SADP	Diversified Telecommunication Services	426	3,172
Sofina SA	Financial Services	42	8,692
Solvay SA	Chemicals	198	22,099
UCB SA	Pharmaceuticals	342	30,298
Umicore SA	Chemicals	552	15,411
Warehouses De Pauw CVA	Industrial REITs	426	11,675
			354,905

Bermuda 0.1%
Hiscox Ltd.	Insurance	948	13,149

Chile 0.1%
Antofagasta PLC	Metals & Mining	984	18,277

Denmark 4.4%
AP Moller - Maersk AS, Class A	Marine Transportation	8	13,926
AP Moller - Maersk AS, Class B	Marine Transportation	12	21,055
Carlsberg AS, Class B	Beverages	246	39,307
Chr Hansen Holding AS	Chemicals	282	19,569
Coloplast AS, Class B	Health Care Equipment & Supplies	318	39,754
[a] Danske Bank AS	Banks	1,848	44,949
[a] Demant AS	Health Care Equipment & Supplies	282	11,921
DSV AS	Air Freight & Logistics	492	103,304
[a] Genmab AS	Biotechnology	180	68,045
H Lundbeck AS	Pharmaceuticals	642	3,051
H Lundbeck AS, Class A	Pharmaceuticals	204	906
Novo Nordisk AS, Class B	Pharmaceuticals	4,314	694,933
Novozymes AS, Class B	Chemicals	564	26,271
[b] Orsted AS	Electric Utilities	516	48,751
Pandora AS	Textiles, Apparel & Luxury Goods	240	21,423
ROCKWOOL AS, Class B	Building Products	18	4,650
Royal Unibrew AS	Beverages	144	12,871
Tryg AS	Insurance	936	20,250
[a] Vestas Wind Systems AS	Electrical Equipment	2,772	73,702
			1,268,638

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Finland 1.7%
Elisa Oyj	Diversified Telecommunication Services	378	20,183
Fortum Oyj	Electric Utilities	1,230	16,459
Huhtamaki Oyj	Containers & Packaging	264	8,658
Kesko Oyj, Class B	Consumer Staples Distribution & Retail	732	13,776
Kojamo Oyj	Real Estate Management & Development	558	5,248
Kone Oyj, Class B	Machinery	894	46,651
Metso Oyj	Machinery	1,746	21,039
Neste Oyj	Oil, Gas & Consumable Fuels	1,140	43,854
Nokia Oyj	Communications Equipment	14,508	60,709
Nordea Bank Abp	Banks	9,420	102,423
Orion Oyj, Class B	Pharmaceuticals	288	11,946
Sampo Oyj, Class A	Insurance	1,308	58,679
Stora Enso Oyj, Class R	Paper & Forest Products	1,566	18,153
UPM-Kymmene Oyj	Paper & Forest Products	1,494	44,449
Valmet Oyj	Machinery	444	12,343
Wartsila OYJ Abp	Machinery	1,404	15,800
			500,370

France 17.7%
Accor SA	Hotels, Restaurants & Leisure	510	18,929
Aeroports de Paris	Transportation Infrastructure	90	12,912
Air Liquide SA	Chemicals	1,416	253,665
Airbus SE	Aerospace & Defense	1,614	233,069
[b] ALD SA	Ground Transportation	378	4,044
Alstom SA	Machinery	852	25,395
[b] Amundi SA	Capital Markets	150	8,845
Arkema SA	Chemicals	156	14,688
AXA SA	Insurance	4,902	144,532
BioMerieux	Health Care Equipment & Supplies	120	12,584
BNP Paribas SA	Banks	3,042	191,562
Bollore SE	Entertainment	2,802	17,455
Bouygues SA	Construction & Engineering	570	19,129
Bureau Veritas SA	Professional Services	804	22,034
Capgemini SE	IT Services	450	85,204
Carrefour SA	Consumer Staples Distribution & Retail	1,656	31,355
Cie de Saint-Gobain	Building Products	1,290	78,434
Cie Generale des Etablissements Michelin SCA	Automobile Components	1,932	57,037
Covivio SA	Office REITs	138	6,501
Credit Agricole SA	Banks	3,006	35,655
Danone SA	Food Products	1,710	104,735
Dassault Aviation SA	Aerospace & Defense	65	13,006
Dassault Systemes SE	Software	1,848	81,907
Edenred	Financial Services	696	46,578
Eiffage SA	Construction & Engineering	204	21,273
Engie SA	Multi-Utilities	4,578	76,058
EssilorLuxottica SA	Health Care Equipment & Supplies	828	155,918
Eurazeo SE	Financial Services	138	9,703
Gecina SA	Office REITs	144	15,325
Getlink SE	Transportation Infrastructure	996	16,930
Hermes International	Textiles, Apparel & Luxury Goods	94	204,083
ICADE	Diversified REITs	84	3,499
Ipsen SA	Pharmaceuticals	96	11,542
[a] JCDecaux SE	Media	186	3,705
Kering SA	Textiles, Apparel & Luxury Goods	198	109,219
Klepierre SA	Retail REITs	552	13,683
[b] La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	294	11,560
Legrand SA	Electrical Equipment	738	73,108
L’Oreal SA	Personal Products	636	296,355
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	683	643,067
[b] Neoen SA	Independent Power Producers & Energy Traders	180	5,695
Orange SA	Diversified Telecommunication Services	5,286	61,719
Pernod Ricard SA	Beverages	564	124,542
Publicis Groupe SA	Media	636	51,000
Remy Cointreau SA	Beverages	66	10,581

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Renault SA	Automobiles	522	21,971
Rexel SA	Trading Companies & Distributors	654	16,133
Safran SA	Aerospace & Defense	960	150,254
Sanofi	Pharmaceuticals	3,012	322,694
Sartorius Stedim Biotech	Life Sciences Tools & Services	66	16,468
Schneider Electric SE	Electrical Equipment	1,470	266,964
SCOR SE	Insurance	426	12,498
SEB SA	Household Durables	60	6,196
Societe Generale SA	Banks	1,908	49,543
Sodexo SA	Hotels, Restaurants & Leisure	240	26,407
[a] SOITEC	Semiconductors & Semiconductor Equipment	66	11,157
Teleperformance	Professional Services	156	26,117
Thales SA	Aerospace & Defense	270	40,415
TotalEnergies SE	Oil, Gas & Consumable Fuels	6,246	358,096
[a] Ubisoft Entertainment SA	Entertainment	264	7,454
[a] Unibail-Rodamco-Westfield	Retail REITs	270	14,184
Valeo SA	Automobile Components	564	12,079
Veolia Environnement SA	Multi-Utilities	1,746	55,146
Vinci SA	Construction & Engineering	1,350	156,682
Vivendi SE	Media	1,986	18,214
Wendel SE	Financial Services	78	7,999
[a,b] Worldline SA	Financial Services	666	24,341
			5,058,832

Germany 12.2%
adidas AG	Textiles, Apparel & Luxury Goods	456	88,445
Allianz SE	Insurance	1,098	255,396
BASF SE	Chemicals	2,454	119,060
Bayer AG	Pharmaceuticals	2,712	149,922
Bayerische Motoren Werke AG	Automobiles	858	105,327
Bechtle AG	IT Services	216	8,559
Beiersdorf AG	Personal Products	270	35,717
Brenntag SE	Trading Companies & Distributors	420	32,717
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	96	10,373
Commerzbank AG	Banks	2,922	32,357
Continental AG	Automobile Components	294	22,164
[a,b] Covestro AG	Chemicals	486	25,228
CTS Eventim AG & Co. KGaA	Entertainment	168	10,603
Daimler Truck Holding AG	Machinery	1,326	47,740
[a,b] Delivery Hero SE	Internet & Direct Marketing Retail	510	22,482
Deutsche Bank AG	Capital Markets	5,556	58,300
Deutsche Boerse AG	Capital Markets	510	94,089
[a] Deutsche Lufthansa AG	Airlines	1,722	17,620
Deutsche Post AG	Air Freight & Logistics	2,598	126,784
Deutsche Telekom AG	Diversified Telecommunication Services	9,336	203,467
Deutsche Wohnen SE	Real Estate Management & Development	168	3,871
[b] DWS Group GmbH & Co. KGaA	Capital Markets	84	2,570
E.ON SE	Multi-Utilities	6,108	77,834
Evonik Industries AG	Chemicals	546	10,383
Fielmann AG	Specialty Retail	78	4,153
[a] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	96	5,117
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	558	26,646
Fresenius SE & Co. KGaA	Health Care Providers & Services	1,152	31,886
Fuchs Petrolub SE	Chemicals	96	3,074
GEA Group AG	Machinery	444	18,557
Hannover Rueck SE	Insurance	168	35,622
Heidelberg Materials AG	Construction Materials	384	31,505
Hella GmbH & Co. KGaA	Automobile Components	60	4,720
[a] HelloFresh SE	Internet & Direct Marketing Retail	432	10,652
Henkel AG & Co. KGaA	Household Products	270	19,000
HOCHTIEF AG	Construction & Engineering	54	4,666
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,594	148,157
KION Group AG	Machinery	192	7,721
Knorr-Bremse AG	Machinery	186	14,201
LANXESS AG	Chemicals	258	7,769

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] LEG Immobilien SE	Real Estate Management & Development	210	12,060
Mercedes-Benz Group AG	Automobiles	2,370	190,486
Merck KGaA	Pharmaceuticals	354	58,531
[a] METRO AG	Consumer Staples Distribution & Retail	324	2,630
MTU Aero Engines AG	Aerospace & Defense	150	38,850
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen	Insurance	378	141,700
Nemetschek SE	Software	144	10,784
Puma SE	Textiles, Apparel & Luxury Goods	270	16,237
Rational AG	Machinery	14	10,127
Rheinmetall AG	Industrial Conglomerates	120	32,835
RWE AG	Multi-Utilities	1,962	85,343
SAP SE	Software	3,024	412,860
Sartorius AG	Health Care Equipment & Supplies	7	1,970
[b] Scout24 SE	Interactive Media & Services	210	13,307
Siemens AG	Industrial Conglomerates	1,926	320,527
[a] Siemens Energy AG	Electrical Equipment	1,326	23,407
[b] Siemens Healthineers AG	Health Care Equipment & Supplies	756	42,774
Sixt SE	Ground Transportation	36	4,309
Symrise AG	Chemicals	360	37,713
Talanx AG	Insurance	150	8,600
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	2,670	7,507
thyssenkrupp AG	Metals & Mining	1,314	10,276
Traton SE	Machinery	126	2,694
[c] United Internet AG	Diversified Telecommunication Services	240	3,378
Volkswagen AG	Automobiles	78	13,011
Vonovia SE	Real Estate Management & Development	1,884	36,782
Wacker Chemie AG	Chemicals	42	5,762
[a,b] Zalando SE	Internet & Direct Marketing Retail	606	17,428
			3,496,342

Ireland 1.6%
AIB Group PLC	Banks	3,204	13,458
Bank of Ireland Group PLC	Banks	3,012	28,714
CRH PLC	Construction Materials	2,034	112,384
DCC PLC	Industrial Conglomerates	282	15,768
Experian PLC	Professional Services	2,526	96,921
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	486	97,624
Glanbia PLC	Food Products	498	7,443
Kerry Group PLC, Class A	Food Products	432	42,126
Kingspan Group PLC	Building Products	414	27,507
Smurfit Kappa Group PLC	Containers & Packaging	714	23,856
			465,801

Isle Of Man 0.1%
Entain PLC	Hotels, Restaurants & Leisure	1,644	26,586

Italy 3.6%
A2A SpA	Multi-Utilities	4,320	7,885
Amplifon SpA	Health Care Providers & Services	342	12,533
Assicurazioni Generali SpA	Insurance	3,702	75,204
Banca Mediolanum SpA	Financial Services	666	6,018
Banco BPM SpA	Banks	3,750	17,388
Buzzi SpA	Construction Materials	228	5,706
Davide Campari-Milano NV	Beverages	1,398	19,355
De’ Longhi SpA	Household Durables	192	4,194
DiaSorin SpA	Health Care Equipment & Supplies	60	6,245
Enel SpA	Electric Utilities	21,420	144,141
Eni SpA	Oil, Gas & Consumable Fuels	6,072	87,325
Ferrari NV	Automobiles	324	105,868
FinecoBank Banca Fineco SpA	Banks	1,728	23,217
Hera SpA	Multi-Utilities	2,214	6,575
[b] Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	954	12,573
Interpump Group SpA	Machinery	228	12,656
Intesa Sanpaolo SpA	Banks	42,618	111,591
Italgas SpA	Gas Utilities	1,392	8,239

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Leonardo SpA	Aerospace & Defense	1,158	13,133
Mediobanca Banca di Credito Finanziario SpA	Banks	1,734	20,734
Moncler SpA	Textiles, Apparel & Luxury Goods	570	39,389
[a,b] Nexi SpA	Financial Services	1,506	11,800
[a,b] Pirelli & C SpA	Automobile Components	1,374	6,782
[b] Poste Italiane SpA	Insurance	1,236	13,371
Prysmian SpA	Electrical Equipment	720	30,070
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	276	13,174
Reply SpA	IT Services	66	7,496
Snam SpA	Gas Utilities	6,060	31,649
[a] Telecom Italia SpA	Diversified Telecommunication Services	29,382	8,264
[a] Telecom Italia SpA	Diversified Telecommunication Services	15,564	4,238
Tenaris SA	Energy Equipment & Services	1,212	18,135
Terna - Rete Elettrica Nazionale	Electric Utilities	3,954	33,674
UniCredit SpA	Banks	5,106	118,460
UnipolSai Assicurazioni SpA	Insurance	1,374	3,403
			1,040,485

Luxembourg 0.2%
ArcelorMittal SA	Metals & Mining	1,302	35,413
Eurofins Scientific SE	Life Sciences Tools & Services	336	21,320
RTL Group SA	Media	96	3,835
[a] SUSE SA	Software	126	1,775
			62,343

Mexico 0.0%†
Fresnillo PLC	Metals & Mining	474	3,677

Netherlands 9.2%
Aalberts NV	Machinery	258	10,845
[b] ABN AMRO Bank NV, GDR	Banks	1,068	16,581
[a,b] Adyen NV	Financial Services	81	140,139
Aegon NV	Insurance	4,788	24,186
Akzo Nobel NV	Chemicals	462	37,662
[a] Argenx SE	Biotechnology	150	58,161
ASM International NV	Semiconductors & Semiconductor Equipment	126	53,385
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,086	785,540
ASR Nederland NV	Insurance	402	18,087
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	222	24,051
[b] CTP NV	Real Estate Management & Development	264	3,427
[b] Euronext NV	Capital Markets	216	14,681
EXOR NV	Financial Services	288	25,665
Ferrovial SE	Construction & Engineering	1,290	40,772
Heineken Holding NV	Beverages	360	31,283
Heineken NV	Beverages	774	79,529
IMCD NV	Trading Companies & Distributors	156	22,415
ING Groep NV	Banks	9,690	130,435
JDE Peet’s NV	Food Products	342	10,171
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	2,646	90,241
Koninklijke KPN NV	Diversified Telecommunication Services	8,934	31,863
[a] Koninklijke Philips NV	Health Care Equipment & Supplies	2,598	56,144
Koninklijke Vopak NV	Oil, Gas & Consumable Fuels	180	6,420
NN Group NV	Insurance	792	29,301
[a] OCI NV	Chemicals	270	6,472
[a] Prosus NV	Broadline Retail	1,956	143,212
[a] QIAGEN NV	Life Sciences Tools & Services	618	27,738
Randstad NV	Professional Services	300	15,812
Shell PLC	Oil, Gas & Consumable Fuels	18,864	561,796
[b] Signify NV	Electrical Equipment	336	9,410
Universal Music Group NV	Entertainment	2,094	46,491
Wolters Kluwer NV	Professional Services	684	86,788
			2,638,703

Nigeria 0.0%†
[b] Airtel Africa PLC	Wireless Telecommunication Services	2,850	3,906

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Norway 1.1%
[a] Adevinta ASA, Class B	Interactive Media & Services	738	4,850
Aker ASA, Class A	Industrial Conglomerates	66	3,749
Aker BP ASA	Oil, Gas & Consumable Fuels	840	19,743
[a,b] AutoStore Holdings Ltd.	Machinery	2,082	4,557
DNB Bank ASA	Banks	2,814	52,715
Equinor ASA	Oil, Gas & Consumable Fuels	2,538	73,935
Gjensidige Forsikring ASA	Insurance	486	7,793
Kongsberg Gruppen ASA	Aerospace & Defense	210	9,569
Leroy Seafood Group ASA	Food Products	618	2,349
Mowi ASA	Food Products	1,206	19,159
[a] Nordic Semiconductor ASA	Semiconductors & Semiconductor Equipment	450	5,479
Norsk Hydro ASA	Metals & Mining	3,612	21,510
Orkla ASA	Food Products	2,064	14,854
Salmar ASA	Food Products	186	7,516
Schibsted ASA, Class A	Media	198	3,479
Schibsted ASA, Class B	Media	264	4,381
Telenor ASA	Diversified Telecommunication Services	1,800	18,280
TOMRA Systems ASA	Machinery	624	10,047
Var Energi ASA	Oil, Gas & Consumable Fuels	990	2,697
Yara International ASA	Chemicals	456	16,131
			302,793

Poland 0.5%
[a,b] Allegro.eu SA	Broadline Retail	1,326	10,444
Bank Polska Kasa Opieki SA	Banks	450	12,272
[a,b] Dino Polska SA	Consumer Staples Distribution & Retail	126	14,724
[a] InPost SA	Air Freight & Logistics	588	6,374
KGHM Polska Miedz SA	Metals & Mining	360	9,959
[a] LPP SA	Textiles, Apparel & Luxury Goods	3	10,345
Polski Koncern Naftowy ORLEN SA	Oil, Gas & Consumable Fuels	1,584	25,111
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	2,310	20,553
Powszechny Zaklad Ubezpieczen SA	Insurance	1,506	14,608
[a] Santander Bank Polska SA	Banks	78	7,468
			131,858

Portugal 0.3%
EDP - Energias de Portugal SA	Electric Utilities	8,262	40,346
Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	1,392	16,280
Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	744	20,488
			77,114

Russia 0.0%†
[a,d] Evraz PLC	Metals & Mining	1,168	—

Spain 3.9%
Acciona SA	Electric Utilities	66	11,190
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	576	20,216
[b] Aena SME SA	Transportation Infrastructure	186	30,033
[a] Amadeus IT Group SA	Hotels, Restaurants & Leisure	1,242	94,445
Banco Bilbao Vizcaya Argentaria SA	Banks	16,482	126,448
Banco Santander SA	Banks	44,166	163,107
Bankinter SA	Banks	1,902	11,683
CaixaBank SA	Banks	10,200	42,142
[a,b] Cellnex Telecom SA	Diversified Telecommunication Services	1,542	62,229
Corp. ACCIONA Energias Renovables SA	Independent Power Producers & Energy Traders	150	5,011
EDP Renovaveis SA	Independent Power Producers & Energy Traders	684	13,652
Enagas SA	Gas Utilities	714	14,021
Endesa SA	Electric Utilities	864	18,523
[a] Grifols SA	Biotechnology	882	11,297
Iberdrola SA	Electric Utilities	16,284	212,302
Industria de Diseno Textil SA	Specialty Retail	2,898	112,115
Inmobiliaria Colonial Socimi SA	Office REITs	954	5,771
Mapfre SA	Insurance	2,676	5,311
Merlin Properties Socimi SA	Diversified REITs	894	7,647
Naturgy Energy Group SA	Gas Utilities	390	11,599

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Redeia Corp. SA	Electric Utilities	1,218	20,444
Repsol SA	Oil, Gas & Consumable Fuels	3,582	52,093
Telefonica SA	Diversified Telecommunication Services	14,010	56,799
			1,108,078

Sweden 4.7%
Alfa Laval AB	Machinery	870	31,655
Assa Abloy AB, Class B	Building Products	2,682	64,311
Atlas Copco AB, Class A	Machinery	6,966	100,221
Atlas Copco AB, Class B	Machinery	4,158	51,680
Axfood AB	Consumer Staples Distribution & Retail	282	5,958
Beijer Ref AB	Trading Companies & Distributors	936	11,924
Boliden AB	Metals & Mining	774	22,325
Castellum AB	Real Estate Management & Development	1,140	10,866
Electrolux AB, Class B	Household Durables	636	8,667
Epiroc AB, Class A	Machinery	1,752	33,073
Epiroc AB, Class B	Machinery	1,026	16,557
EQT AB	Capital Markets	924	17,742
Essity AB, Class B	Household Products	1,668	44,336
[b] Evolution AB	Hotels, Restaurants & Leisure	504	63,730
[a] Fastighets AB Balder, Class B	Real Estate Management & Development	1,716	6,253
Getinge AB, Class B	Health Care Equipment & Supplies	642	11,231
H & M Hennes & Mauritz AB, Class B	Specialty Retail	1,800	30,860
Hexagon AB, Class B	Electronic Equipment, Instruments & Components	5,832	71,676
Holmen AB, Class B	Paper & Forest Products	258	9,253
Husqvarna AB, Class B	Machinery	1,164	10,522
Industrivarden AB, Class A	Financial Services	342	9,461
Industrivarden AB, Class C	Financial Services	402	11,061
Indutrade AB	Machinery	762	17,136
Investment AB Latour, Class B	Industrial Conglomerates	408	8,076
Investor AB, Class A	Financial Services	1,344	26,839
Investor AB, Class B	Financial Services	4,572	91,281
[a] Kinnevik AB, Class B	Financial Services	642	8,880
L E Lundbergforetagen AB, Class B	Financial Services	210	8,920
Lifco AB, Class B	Industrial Conglomerates	654	14,186
Nibe Industrier AB, Class B	Building Products	4,080	38,680
Saab AB, Class B	Aerospace & Defense	258	13,930
Sagax AB, Class B	Real Estate Management & Development	462	9,111
Sagax AB, Class D	Real Estate Management & Development	330	797
Sandvik AB	Machinery	2,970	57,798
Securitas AB, Class B	Commercial Services & Supplies	1,296	10,614
Skandinaviska Enskilda Banken AB, Class A	Banks	4,494	49,574
Skandinaviska Enskilda Banken AB, Class C	Banks	60	700
Skanska AB, Class B	Construction & Engineering	978	13,686
SKF AB, Class B	Machinery	1,032	17,924
SSAB AB, Class A	Metals & Mining	666	4,724
SSAB AB, Class B	Metals & Mining	1,836	12,697
Svenska Cellulosa AB SCA, Class B	Paper & Forest Products	1,668	21,226
Svenska Handelsbanken AB, Class A	Banks	4,044	33,823
Svenska Handelsbanken AB, Class B	Banks	120	1,195
Sweco AB, Class B	Construction & Engineering	564	6,198
Swedbank AB, Class A	Banks	2,820	47,477
[a] Swedish Orphan Biovitrum AB	Biotechnology	408	7,947
Tele2 AB, Class B	Wireless Telecommunication Services	1,458	12,030
Telefonaktiebolaget LM Ericsson, Class A	Communications Equipment	144	819
Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	8,070	43,640
Telia Co. AB	Diversified Telecommunication Services	6,774	14,832
Trelleborg AB, Class B	Machinery	624	15,101
Volvo AB, Class A	Machinery	600	12,754
Volvo AB, Class B	Machinery	4,164	85,969
[a] Volvo Car AB, Class B	Automobiles	1,464	5,804
			1,357,730

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Switzerland 15.1%
ABB Ltd.	Electrical Equipment	4,122	162,088
Adecco Group AG	Professional Services	426	13,918
Alcon, Inc.	Health Care Equipment & Supplies	1,356	112,312
Bachem Holding AG, Class B	Life Sciences Tools & Services	90	7,847
Baloise Holding AG	Insurance	120	17,625
Banque Cantonale Vaudoise	Banks	78	8,239
Barry Callebaut AG	Food Products	10	19,304
Belimo Holding AG	Building Products	24	11,970
BKW AG	Electric Utilities	48	8,477
Chocoladefabriken Lindt & Spruengli AG	Food Products	6	75,381
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	1,416	240,023
[a] Clariant AG	Chemicals	588	8,491
[a] Coca-Cola HBC AG	Beverages	558	16,636
DKSH Holding AG	Professional Services	96	7,141
[a] DSM-Firmenich AG	Chemicals	486	52,291
Emmi AG	Food Products	6	5,788
EMS-Chemie Holding AG	Chemicals	20	15,134
Flughafen Zurich AG	Transportation Infrastructure	54	11,221
Geberit AG	Building Products	90	47,090
Georg Fischer AG	Machinery	218	16,362
Givaudan SA	Chemicals	22	72,911
Helvetia Holding AG	Insurance	96	12,984
Julius Baer Group Ltd.	Capital Markets	576	36,273
Kuehne & Nagel International AG	Marine Transportation	138	40,830
Logitech International SA	Technology Hardware, Storage & Peripherals	450	26,779
Lonza Group AG	Life Sciences Tools & Services	204	121,627
Nestle SA	Food Products	7,368	886,153
Novartis AG	Pharmaceuticals	5,562	559,526
Partners Group Holding AG	Capital Markets	60	56,442
PSP Swiss Property AG	Real Estate Management & Development	126	14,070
Roche Holding AG	Pharmaceuticals	1,914	585,122
Roche Holding AG	Pharmaceuticals	78	25,597
Schindler Holding AG, PC	Machinery	114	26,721
Schindler Holding AG	Machinery	54	12,132
SGS SA	Professional Services	413	39,036
[a] SIG Group AG	Containers & Packaging	930	25,655
Sika AG	Chemicals	402	114,896
Sonova Holding AG	Health Care Equipment & Supplies	138	36,742
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	1,794	89,182
Straumann Holding AG	Health Care Equipment & Supplies	292	47,375
Swatch Group AG	Textiles, Apparel & Luxury Goods	78	22,764
Swatch Group AG	Textiles, Apparel & Luxury Goods	126	6,922
Swiss Life Holding AG	Insurance	85	49,690
Swiss Prime Site AG	Real Estate Management & Development	210	18,227
Swiss Re AG	Insurance	798	80,313
Swisscom AG	Diversified Telecommunication Services	71	44,267
Tecan Group AG	Life Sciences Tools & Services	35	13,426
Temenos AG	Software	168	13,359
UBS Group AG	Capital Markets	8,304	167,955
[b] VAT Group AG	Machinery	72	29,777
Zurich Insurance Group AG	Insurance	408	193,773
			4,327,864

United Kingdom 19.4%
3i Group PLC	Capital Markets	2,628	65,101
abrdn PLC	Capital Markets	5,502	15,263
Admiral Group PLC	Insurance	810	21,440
Allfunds Group PLC	Capital Markets	936	5,708
Anglo American PLC	Metals & Mining	3,330	94,536
Ashtead Group PLC	Trading Companies & Distributors	1,206	83,470
Associated British Foods PLC	Food Products	900	22,781
AstraZeneca PLC	Pharmaceuticals	4,074	584,038
[b] Auto Trader Group PLC	Interactive Media & Services	2,472	19,184
Aviva PLC	Insurance	7,446	37,412

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

B&M European Value Retail SA	Broadline Retail	2,544	18,015
BAE Systems PLC	Aerospace & Defense	8,406	99,068
Barclays PLC	Banks	42,738	83,339
Barratt Developments PLC	Household Durables	2,808	14,762
Beazley PLC	Insurance	1,842	13,793
Berkeley Group Holdings PLC	Household Durables	270	13,466
BP PLC	Oil, Gas & Consumable Fuels	47,616	277,470
British American Tobacco PLC	Tobacco	6,132	203,318
British Land Co. PLC	Diversified REITs	2,472	9,516
BT Group PLC	Diversified Telecommunication Services	19,530	30,379
Bunzl PLC	Trading Companies & Distributors	948	36,145
Burberry Group PLC	Textiles, Apparel & Luxury Goods	1,020	27,492
Centrica PLC	Multi-Utilities	14,934	23,534
CNH Industrial NV	Machinery	2,682	38,639
Compass Group PLC	Hotels, Restaurants & Leisure	4,812	134,713
[b] ConvaTec Group PLC	Health Care Equipment & Supplies	4,368	11,395
Croda International PLC	Chemicals	378	27,037
Dechra Pharmaceuticals PLC	Pharmaceuticals	300	14,059
Derwent London PLC	Office REITs	306	7,975
Diageo PLC	Beverages	6,096	261,878
Direct Line Insurance Group PLC	Insurance	3,768	6,513
[a] Dowlais Group PLC	Automobile Components	3,642	5,880
DS Smith PLC	Containers & Packaging	3,720	12,855
Endeavour Mining PLC	Metals & Mining	480	11,503
Ferguson PLC	Trading Companies & Distributors	564	88,985
GSK PLC	Pharmaceuticals	11,094	195,881
Haleon PLC	Personal Care Products	14,436	59,143
Halma PLC	Electronic Equipment, Instruments & Components	1,062	30,743
Hargreaves Lansdown PLC	Capital Markets	1,104	11,448
Hikma Pharmaceuticals PLC	Pharmaceuticals	450	10,816
Howden Joinery Group PLC	Trading Companies & Distributors	1,434	11,712
HSBC Holdings PLC	Banks	55,122	435,684
IMI PLC	Machinery	696	14,512
Imperial Brands PLC	Tobacco	2,532	55,963
Informa PLC	Media	3,948	36,440
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	474	32,746
Intermediate Capital Group PLC	Capital Markets	756	13,240
[a] International Consolidated Airlines Group SA	Passenger Airlines	3,306	6,805
Intertek Group PLC	Professional Services	438	23,750
ITV PLC	Media	11,016	9,566
J Sainsbury PLC	Consumer Staples Distribution & Retail	4,914	16,806
JD Sports Fashion PLC	Specialty Retail	7,116	13,209
Johnson Matthey PLC	Chemicals	486	10,788
[a,b] Just Eat Takeaway.com NV	Hotels, Restaurants & Leisure	528	8,085
Kingfisher PLC	Specialty Retail	5,298	15,606
Land Securities Group PLC	Diversified REITs	2,016	14,717
Legal & General Group PLC	Insurance	16,290	47,074
Lloyds Banking Group PLC	Banks	181,704	100,697
London Stock Exchange Group PLC	Capital Markets	1,188	126,357
M&G PLC	Financial Services	5,844	14,221
Melrose Industries PLC	Aerospace & Defense	3,642	23,438
Mondi PLC	Paper & Forest Products	1,326	20,213
National Grid PLC	Multi-Utilities	10,134	134,057
NatWest Group PLC	Banks	15,186	46,491
Next PLC	Broadline Retail	324	28,422
[a,d] NMC Health PLC	Health Care Providers & Services	60	—
[a] Ocado Group PLC	Consumer Staples Distribution & Retail	1,656	11,958
Pearson PLC	Diversified Consumer Services	1,962	20,504
[a] Pepco Group NV	Broadline Retail	450	4,078
Persimmon PLC	Household Durables	924	12,047
Phoenix Group Holdings PLC	Insurance	1,974	13,346
Prudential PLC	Insurance	7,590	106,965
Reckitt Benckiser Group PLC	Household Products	1,974	148,370
RELX PLC	Professional Services	5,226	174,141
Renishaw PLC	Electronic Equipment, Instruments & Components	90	4,465

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Rentokil Initial PLC	Commercial Services & Supplies	7,044	55,076
Rightmove PLC	Interactive Media & Services	2,274	15,126
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	22,998	44,165
RS GROUP PLC	Trading Companies & Distributors	1,320	12,758
Sage Group PLC	Software	2,880	33,861
Schroders PLC	Capital Markets	2,418	13,443
Segro PLC	Industrial REITs	3,372	30,729
Severn Trent PLC	Water Utilities	702	22,901
Smith & Nephew PLC	Health Care Equipment & Supplies	2,448	39,464
Smiths Group PLC	Industrial Conglomerates	972	20,316
Spirax-Sarco Engineering PLC	Machinery	198	26,092
SSE PLC	Electric Utilities	2,994	70,076
St. James’s Place PLC	Capital Markets	1,470	20,324
Standard Chartered PLC	Banks	6,408	55,643
Tate & Lyle PLC	Food Products	1,152	10,633
Taylor Wimpey PLC	Household Durables	10,104	13,199
Tesco PLC	Consumer Staples Distribution & Retail	19,926	62,927
Unilever PLC	Personal Products	6,912	360,071
UNITE Group PLC	Residential REITs	858	9,490
United Utilities Group PLC	Water Utilities	1,866	22,812
Vodafone Group PLC	Wireless Telecommunication Services	60,054	56,476
Weir Group PLC	Machinery	702	15,672
Whitbread PLC	Hotels, Restaurants & Leisure	564	24,279
[a] Wise PLC, Class A	A Financial Services	1,914	15,992
WPP PLC	Media	2,934	30,714
			5,567,405
United States 0.7%
[a] Holcim AG, Class B	Construction Materials	1,446	97,300
Stellantis NV	Automobiles	5,484	96,267
			193,567

Total Common Stocks (Cost $28,380,712)			28,496,789

Preferred Stocks 0.6%
Germany 0.6%
[e] Bayerische Motoren Werke AG, 8.177%, pfd.	Automobiles	162	18,417
[e] Fuchs Petrolub SE, 2.954%, pfd.	Chemicals	192	7,587
[e] Henkel AG & Co. KGaA, 2.525%, pfd.	Household Products	450	35,967
[e] Sartorius AG, 0.454%, pfd.	Health Care Equipment & Supplies	69	23,871
[e] Sixt SE, 8.561%, pfd.	Ground Transportation	42	3,281
[e] Volkswagen AG, 22.629%, pfd.	Automobiles	552	74,038
			163,161
Spain 0.0%†
[a] Grifols SA, Class B, pfd., B	Biotechnology	702	6,364

Total Preferred Stocks (Cost $189,858)			169,525

Right 0.0%†
Spain 0.0%†
[a,d] EDP Renovaveis SA	Independent Power Producers & Energy Traders	36	10

Total Rights (Cost $10)			10

Total Investments before Short-Term
Investments (Cost $28,570,580)			28,666,324

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Short-Term Investments 0.2%
Money Market Funds 0.2%
United States 0.2%
[e,f] Institutional Fiduciary Trust - Money Market Portfolio,
4.81%	Money Market Funds	51,903	51,903
Total Short-Term Investments (Cost $51,903)			51,903
Total Investments (Cost $28,622,483) 100.2%			28,718,227
Other Assets, less Liabilities (0.2)%			(56,914)
Net Assets 100.0%			$28,661,313

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $713,853, representing 2.5% of net assets.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. At June 30, 2023, the value of was $3,378, representing 0.0% of net assets.
dFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
eVariable rate security. The rate shown represents the yield at period end.
fSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2023 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Danish Krone	BOFA	Buy	118,028	$17,325	7/05/23	$—	$(32)
Danish Krone	BOFA	Buy	8,819,273	1,292,249	7/05/23	—	(19)
Danish Krone	BOFA	Sell	8,937,300	1,282,288	7/05/23	—	(27,235)
Euro	HSBK	Buy	58,420	63,880	7/05/23	—	(144)
Euro	BOFA	Buy	58,420	63,879	7/05/23	—	(142)
Euro	UBSW	Buy	58,420	63,879	7/05/23	—	(142)
Euro	UBSW	Buy	4,365,304	4,762,498	7/05/23	50	—
Euro	HSBK	Buy	4,365,304	4,762,476	7/05/23	71	—
Euro	BOFA	Buy	4,365,304	4,762,476	7/05/23	71	—
Euro	BOFA	Sell	4,423,724	4,725,263	7/05/23	—	(101,022)
Euro	HSBK	Sell	4,423,724	4,725,276	7/05/23	—	(101,008)
Euro	UBSW	Sell	4,423,724	4,725,320	7/05/23	—	(100,964)
Great British Pound	UBSW	Buy	72,878	93,391	7/05/23	—	(737)
Great British Pound	UBSW	Buy	5,445,622	6,923,220	7/05/23	75	—
Great British Pound	UBSW	Sell	5,518,500	6,844,756	7/05/23	—	(171,194)
Norwegian Krone	BOFA	Buy	43,419	4,112	7/05/23	—	(59)
Norwegian Krone	BOFA	Buy	3,244,381	302,825	7/05/23	5	—
Norwegian Krone	BOFA	Sell	3,287,800	295,535	7/05/23	—	(11,347)
Polish Zloty	BOFA	Buy	502,278	123,622	7/05/23	2	—
Polish Zloty	BOFA	Buy	6,722	1,644	7/05/23	10	—
Polish Zloty	BOFA	Sell	509,000	119,449	7/05/23	—	(5,829)
Swedish Krona	BOFA	Buy	192,317	18,096	7/05/23	—	(291)
Swedish Krona	BOFA	Buy	14,370,383	1,330,411	7/05/23	20	—
Swedish Krona	BOFA	Sell	14,562,700	1,340,473	7/05/23	—	(7,763)
Swiss Franc	UBSW	Buy	51,509	57,714	7/05/23	—	(139)
Swiss Franc	UBSW	Buy	3,848,891	4,302,076	7/05/23	43	—
Swiss Franc	UBSW	Sell	3,900,400	4,283,047	7/05/23	—	(76,646)
Danish Krone	BOFA	Sell	8,790,500	1,289,968	8/02/23	—	(182)
Euro	BOFA	Sell	4,529,758	4,948,597	8/02/23	—	(137)
Euro	UBSW	Sell	4,529,758	4,948,611	8/02/23	—	(123)
Euro	HSBK	Sell	4,529,758	4,948,661	8/02/23	—	(74)
Great British Pound	UBSW	Sell	5,563,800	7,074,973	8/02/23	20	—
Norwegian Krone	BOFA	Sell	3,425,100	319,997	8/02/23	—	(26)
Polish Zloty	BOFA	Sell	562,700	138,289	8/02/23	—	(6)

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Forward Exchange Contracts (continued)
OTC Forward Exchange Contracts (continued)
Swedish Krona	BOFA	Sell	14,741,000	$1,366,300	8/02/23	$—	$(157)
Swiss Franc	UBSW	Sell	3,901,900	4,374,112	8/03/23	—	(134)
Total Forward Exchange Contracts						$367	$(605,552)
Net unrealized appreciation (depreciation)							$(605,185)
[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Value/
Unrealized
				Number of	Notional	Expiration	Appreciation
Description			Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
EURO STOXX 50 Index			Long	3	$144,896	9/15/23	$1,551
*As of period end.

Abbreviations

Selected Portfolio

BOFA	–	Bank of America Corp.
GDR	–	Global Depositary Receipt
HSBK	–	HSBC Bank PLC
REIT	–	Real Estate Investment Trust
SPA	–	Standby Purchase Agreement
UBSW	–	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE France ETF	Industry	Shares	Value
Common Stocks 98.6%
France 96.2%
Accor SA	Hotels, Restaurants & Leisure	604	$22,418
Aeroports de Paris	Transportation Infrastructure	104	14,921
Air Liquide SA	Chemicals	1,688	302,392
Airbus SE	Aerospace & Defense	1,924	277,835
[a] ALD SA	Ground Transportation	440	4,707
Alstom SA	Machinery	1,016	30,283
[a] Amundi SA	Capital Markets	184	10,850
Arkema SA	Chemicals	188	17,701
AXA SA	Insurance	5,836	172,070
BioMerieux	Health Care Equipment & Supplies	140	14,681
BNP Paribas SA	Banks	3,620	227,961
Bollore SE	Entertainment	3,256	20,284
Bouygues SA	Construction & Engineering	680	22,820
Bureau Veritas SA	Professional Services	940	25,762
Capgemini SE	IT Services	528	99,973
Carrefour SA	Consumer Staples Distribution & Retail	1,952	36,960
Cie de L’Odet SE	Air Freight & Logistics	1	1,695
Cie de Saint-Gobain	Building Products	1,524	92,661
Cie Generale des Etablissements Michelin SCA	Automobile Components	2,300	67,902
Covivio SA	Office REITs	164	7,726
Credit Agricole SA	Banks	3,620	42,938
Danone SA	Food Products	2,048	125,437
Dassault Aviation SA	Aerospace & Defense	76	15,207
Dassault Systemes SE	Software	2,204	97,685
Edenred	Financial Services	820	54,876
Eiffage SA	Construction & Engineering	240	25,027
Engie SA	Multi-Utilities	5,452	90,578
EssilorLuxottica SA	Health Care Equipment & Supplies	988	186,047
Eurazeo SE	Financial Services	164	11,532
Gecina SA	Office REITs	168	17,880
Getlink SE	Transportation Infrastructure	1,164	19,785
Hermes International	Textiles, Apparel & Luxury Goods	112	243,162
ICADE	Diversified REITs	104	4,332
Ipsen SA	Pharmaceuticals	112	13,466
[b] JCDecaux SE	Media	236	4,702
Kering SA	Textiles, Apparel & Luxury Goods	236	130,180
Klepierre SA	Retail REITs	684	16,955
[a] La Francaise des Jeux SAEM	Hotels, Restaurants & Leisure	332	13,054
Legrand SA	Electrical Equipment	880	87,175
L’Oreal SA	Personal Products	759	353,668
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	812	764,525
[a] Neoen SA	Independent Power Producers & Energy Traders	224	7,087
Orange SA	Diversified Telecommunication Services	6,292	73,465
Pernod Ricard SA	Beverages	672	148,390
Publicis Groupe SA	Media	752	60,302
Remy Cointreau SA	Beverages	80	12,826
Renault SA	Automobiles	628	26,433
Rexel SA	Trading Companies & Distributors	792	19,537
Safran SA	Aerospace & Defense	1,136	177,801
Sanofi	Pharmaceuticals	3,572	382,691
Sartorius Stedim Biotech	Life Sciences Tools & Services	79	19,711
Schneider Electric SE	Electrical Equipment	1,752	318,177
SCOR SE	Insurance	500	14,669
SEB SA	Household Durables	76	7,848
Societe Generale SA	Banks	2,276	59,098
Sodexo SA	Hotels, Restaurants & Leisure	288	31,688
[b] SOITEC	Semiconductors & Semiconductor Equipment	80	13,524
Teleperformance	Professional Services	191	31,976
Thales SA	Aerospace & Defense	324	48,498

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

TotalEnergies SE	Oil, Gas & Consumable Fuels	7,432	426,092
[b] Ubisoft Entertainment SA	Entertainment	312	8,809
[b] Unibail-Rodamco-Westfield	Retail REITs	340	17,861
Valeo SA	Automobile Components	688	14,734
Veolia Environnement SA	Multi-Utilities	2,088	65,948
Vinci SA	Construction & Engineering	1,608	186,625
Vivendi SE	Media	2,312	21,203
Wendel SE	Financial Services	88	9,025
[a,b] Worldline SA	Financial Services	808	29,531
			6,023,362

Luxembourg 0.4%
Eurofins Scientific SE	Life Sciences Tools & Services	404	25,635

Netherlands 0.3%
[a] Euronext NV	Capital Markets	264	17,944

Switzerland 1.7%
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,140	106,382

Total Common Stocks (Cost $5,871,324)			6,173,323
Total Investments (Cost $5,871,324) 98.6%			6,173,323
Other Assets, less Liabilities 1.4%			86,148

Net Assets 100.0%			$6,259,471

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $83,173, representing 1.3% of net assets.
bNon-income producing.

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
CAC 40 10 Euro		Long	1	$80,849	7/21/23	$997
*As of period end.
Abbreviations

Selected Portfolio

CAC	– Cotation Assistée en Continu
REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Germany ETF	Industry	Shares	Value
Common Stocks 95.3%
Germany 94.4%
adidas AG	Textiles, Apparel & Luxury Goods	2,176	$422,053
Allianz SE	Insurance	5,232	1,216,970
BASF SE	Chemicals	11,712	568,229
Bayer AG	Pharmaceuticals	12,960	716,442
Bayerische Motoren Werke AG	Automobiles	4,112	504,787
Bechtle AG	IT Services	1,088	43,112
Beiersdorf AG	Personal Products	1,312	173,556
Brenntag SE	Trading Companies & Distributors	2,032	158,288
Carl Zeiss Meditec AG	Health Care Equipment & Supplies	480	51,865
Commerzbank AG	Banks	13,744	152,196
Continental AG	Automobile Components	1,424	107,353
[a,b] Covestro AG	Chemicals	2,336	121,261
CTS Eventim AG & Co. KGaA	Entertainment	768	48,472
Daimler Truck Holding AG	Machinery	6,352	228,691
[a,b] Delivery Hero SE	Internet & Direct Marketing Retail	2,496	110,028
Deutsche Bank AG	Capital Markets	26,576	278,868
Deutsche Boerse AG	Capital Markets	2,416	445,723
[b] Deutsche Lufthansa AG	Airlines	7,872	80,550
Deutsche Post AG	Air Freight & Logistics	12,416	605,906
Deutsche Telekom AG	Diversified Telecommunication Services	44,656	973,225
Deutsche Wohnen SE	Real Estate Management & Development	672	15,484
[a] DWS Group GmbH & Co. KGaA	Capital Markets	448	13,705
E.ON SE	Multi-Utilities	29,200	372,092
Evonik Industries AG	Chemicals	2,720	51,724
Fielmann AG	Specialty Retail	304	16,185
[b] Fraport AG Frankfurt Airport Services Worldwide	Transportation Infrastructure	464	24,734
Fresenius Medical Care AG & Co. KGaA	Health Care Providers & Services	2,704	129,124
Fresenius SE & Co. KGaA	Health Care Providers & Services	5,424	150,129
Fuchs Petrolub SE	Chemicals	448	14,345
GEA Group AG	Machinery	2,128	88,942
Hannover Rueck SE	Insurance	800	169,629
Heidelberg Materials AG	Construction Materials	1,840	150,960
Hella GmbH & Co. KGaA	Automobile Components	304	23,913
[b] HelloFresh SE	Internet & Direct Marketing Retail	2,160	53,258
Henkel AG & Co. KGaA	Household Products	1,328	93,451
HOCHTIEF AG	Construction & Engineering	272	23,503
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	17,168	707,724
KION Group AG	Machinery	960	38,606
Knorr-Bremse AG	Machinery	864	65,965
LANXESS AG	Chemicals	1,136	34,207
[b] LEG Immobilien SE	Real Estate Management & Development	976	56,052
Mercedes-Benz Group AG	Automobiles	11,328	910,477
Merck KGaA	Pharmaceuticals	1,696	280,419
[b] METRO AG	Consumer Staples Distribution & Retail	1,760	14,286
MTU Aero Engines AG	Aerospace & Defense	704	182,339
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen	Insurance	1,812	679,260
Nemetschek SE	Software	720	53,918
Puma SE	Textiles, Apparel & Luxury Goods	1,296	77,936
Rational AG	Machinery	64	46,293
Rheinmetall AG	Industrial Conglomerates	576	157,607
RWE AG	Multi-Utilities	9,376	407,839
SAP SE	Software	14,448	1,972,553
Sartorius AG	Health Care Equipment & Supplies	32	9,007
[a] Scout24 SE	Interactive Media & Services	976	61,845
Siemens AG	Industrial Conglomerates	9,200	1,531,075
[b] Siemens Energy AG	Electrical Equipment	6,256	110,433
[a] Siemens Healthineers AG	Health Care Equipment & Supplies	3,648	206,401

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Sixt SE	Ground Transportation	176	21,064
Symrise AG	Chemicals	1,712	179,346
Talanx AG	Insurance	720	41,279
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	11,664	32,794
thyssenkrupp AG	Metals & Mining	6,432	50,300
Traton SE	Machinery	656	14,028
[c] United Internet AG	Diversified Telecommunication Services	1,056	14,862
Volkswagen AG	Automobiles	368	61,388
Vonovia SE	Real Estate Management & Development	8,960	174,930
Wacker Chemie AG	Chemicals	192	26,341
[a,b] Zalando SE	Internet & Direct Marketing Retail	2,896	83,285
			16,702,612

Luxembourg 0.2%
RTL Group SA	Media	496	19,816
[b] SUSE SA	Software	512	7,212
			27,028

Netherlands 0.7%
QIAGEN NV	Life Sciences Tools & Services	2,896	129,983

Total Common Stocks (Cost $17,911,880)			16,859,623

Preferred Stocks 4.4%
Germany 4.4%
[d] Bayerische Motoren Werke AG, 8.177%, pfd.	Automobiles	784	89,127
[d] Fuchs Petrolub SE, 2.954%, pfd.	Chemicals	912	36,038
[d] Henkel AG & Co. KGaA, 2.525%, pfd.	Household Products	2,192	175,199
[d] Sartorius AG, 0.454%, pfd.	Health Care Equipment & Supplies	324	112,090
[d] Sixt SE, 8.561%, pfd.	Ground Transportation	224	17,498
[d] Volkswagen AG, 22.629%, pfd.	Automobiles	2,656	356,243

Total Preferred Stocks (Cost $1,018,073)			786,195

Total Investments (Cost $18,929,953) 99.7%			17,645,818
Other Assets, less Liabilities 0.3%			45,695

Net Assets 100.0%			$17,691,513

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $596,525, representing 3.4% of net assets.
bNon-income producing.
cSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. At June 30, 2023, the value of was $14,862, representing 0.1% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Micro DAX	Long	2	$35,506	9/15/23	$(83)

*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Hong Kong ETF	Industry	Shares	Value
Common Stocks 99.5%
Cambodia 0.2%
[a] NagaCorp Ltd.	Hotels, Restaurants & Leisure	48,922	$25,783

China 10.2%
AAC Technologies Holdings, Inc., Class H	Electronic Equipment, Instruments & Components	26,500	62,356
BOC Hong Kong Holdings Ltd.	Banks	140,000	427,864
[b] Budweiser Brewing Co. APAC Ltd., Class H	Beverages	65,600	169,094
[a] China Travel International Investment Hong Kong Ltd.,
Class A	Hotels, Restaurants & Leisure	96,000	18,743
Chow Tai Fook Jewellery Group Ltd., Class A	Specialty Retail	68,800	123,613
[b] ESR Group Ltd., Class H	Real Estate Management & Development	108,800	186,595
[a] HUTCHMED China Ltd.	Pharmaceuticals	18,500	43,531
Kerry Logistics Network Ltd.	Air Freight & Logistics	10,500	12,394
Lenovo Group Ltd.	Technology Hardware, Storage & Peripherals	292,000	304,423
[a] MMG Ltd.	Metals & Mining	96,000	27,808
Nexteer Automotive Group Ltd.	Automobile Components	32,000	16,701
[a] Shangri-La Asia Ltd.	Hotels, Restaurants & Leisure	42,000	32,103
SITC International Holdings Co. Ltd.	Marine Transportation	48,000	87,589
Want Want China Holdings Ltd.	Food Products	168,000	111,477
			1,624,291

Hong Kong 76.5%
AIA Group Ltd.	Insurance	313,600	3,165,373
ASMPT Ltd., Class A	Semiconductors & Semiconductor Equipment	12,000	118,138
Bank of East Asia Ltd., Class A	Banks	36,800	50,810
Cafe de Coral Holdings Ltd., Class A	Hotels, Restaurants & Leisure	12,000	15,374
[a] Cathay Pacific Airways Ltd., Class A	Passenger Airlines	40,000	40,885
Champion REIT, Class A	Office REITs	72,000	26,093
CK Asset Holdings Ltd.	Real Estate Management & Development	76,000	420,897
CK Infrastructure Holdings Ltd., Class A	Electric Utilities	23,200	122,711
CLP Holdings Ltd.	Electric Utilities	63,500	493,473
Dah Sing Banking Group Ltd., Class A	Banks	12,800	9,523
Dah Sing Financial Holdings Ltd., Class H	Banks	6,400	15,991
DFI Retail Group Holdings Ltd., Class A	Consumer Staples Distribution & Retail	12,000	33,000
Guotai Junan International Holdings Ltd.	Capital Markets	96,000	7,228
[a] Haitong International Securities Group Ltd.	Capital Markets	144,000	12,311
Hang Lung Group Ltd.	Real Estate Management & Development	33,000	50,027
Hang Lung Properties Ltd.	Real Estate Management & Development	72,000	111,171
Hang Seng Bank Ltd.	Banks	28,000	398,387
Henderson Land Development Co. Ltd.	Real Estate Management & Development	50,000	148,661
Hong Kong & China Gas Co. Ltd.	Gas Utilities	424,000	366,291
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	49,200	1,853,334
Hongkong Land Holdings Ltd.	Real Estate Management & Development	42,400	165,360
Huabao International Holdings Ltd.	Chemicals	37,000	13,503
Hutchison Telecommunications Hong Kong Holdings Ltd.	Wireless Telecommunication Services	48,000	7,595
Hysan Development Co. Ltd.	Real Estate Management & Development	24,000	58,556
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	7,610	385,446
Johnson Electric Holdings Ltd.	Automobile Components	14,000	17,901
Kerry Properties Ltd.	Real Estate Management & Development	24,000	49,736
Link REIT	Retail REITs	99,200	550,647
Man Wah Holdings Ltd.	Household Durables	60,800	40,577
[a] Melco International Development Ltd.	Hotels, Restaurants & Leisure	32,000	29,727
MTR Corp. Ltd.	Ground Transportation	56,000	257,254
New World Development Co. Ltd.	Real Estate Management & Development	54,000	132,854
NWS Holdings Ltd.	Industrial Conglomerates	56,000	63,528
Orient Overseas International Ltd.	Marine Transportation	5,050	67,728
PCCW Ltd.	Diversified Telecommunication Services	160,000	82,893
Power Assets Holdings Ltd.	Electric Utilities	53,000	277,627
Sino Land Co. Ltd.	Real Estate Management & Development	128,900	158,399
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	54,966	692,283

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Super Hi International Holding Ltd.	Hotels, Restaurants & Leisure	6,000	11,622
Swire Pacific Ltd., Class A	Real Estate Management & Development	16,500	126,436
Swire Pacific Ltd., Class B	Real Estate Management & Development	35,000	44,082
Swire Properties Ltd.	Real Estate Management & Development	41,600	102,240
Techtronic Industries Co. Ltd.	Machinery	51,000	554,150
[a] United Energy Group Ltd.	Oil, Gas & Consumable Fuels	288,000	27,930
Vitasoy International Holdings Ltd.	Food Products	32,000	39,854
VTech Holdings Ltd.	Communications Equipment	6,400	41,977
[b] WH Group Ltd.	Food Products	304,000	160,988
Wharf Holdings Ltd.	Real Estate Management & Development	37,523	89,156
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	59,571	297,604
Xinyi Glass Holdings Ltd.	Building Products	80,152	124,780
Yue Yuen Industrial Holdings Ltd.	Textiles, Apparel & Luxury Goods	28,000	36,587
			12,168,698

Indonesia 0.2%
First Pacific Co. Ltd.	Food Products	80,000	27,665

Italy 0.8%
PRADA SpA	Textiles, Apparel & Luxury Goods	20,000	133,987

Luxembourg 0.2%
L’Occitane International SA	Personal Care Products	16,000	38,466

Macau 6.1%
[a] Galaxy Entertainment Group Ltd.	Hotels, Restaurants & Leisure	83,300	528,292
[a] MGM China Holdings Ltd.	Hotels, Restaurants & Leisure	28,800	33,590
[a] Sands China Ltd.	Hotels, Restaurants & Leisure	92,800	316,178
[a] SJM Holdings Ltd.	Hotels, Restaurants & Leisure	88,000	37,506
[a] Wynn Macau Ltd.	Hotels, Restaurants & Leisure	57,600	52,406
			967,972

Singapore 0.4%
[b] BOC Aviation Ltd., Class A	Trading Companies & Distributors	8,000	64,671

Taiwan 0.1%
[a,b] FIT Hon Teng Ltd.	Electronic Equipment, Instruments & Components	48,000	8,514

United Kingdom 3.9%
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	103,000	628,914

United States 0.9%
[a,b] JS Global Lifestyle Co. Ltd.	Household Durables	48,000	8,330
[a,b] Samsonite International SA	Textiles, Apparel & Luxury Goods	50,400	142,133
			150,463

Total Common Stocks (Cost $18,709,419)			15,839,424

Total Investments (Cost $18,709,419) 99.5%			15,839,424
Other Assets, less Liabilities 0.5%			76,424

Net Assets 100.0%			$15,915,848

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $740,325, representing 4.7% of net assets.

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of Notional		Expiration	Appreciation
Description	Type	Contracts Amount*		Date	(Depreciation)
Index Contracts
MINI HSI IDX	Long	2	$47,998	7/28/23	$(830)
*As of period end.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust
SPA – Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE India ETF	Industry	Shares	Value
Common Stocks 100.9%
India 100.9%
3M India Ltd.	Industrial Conglomerates	646	$212,713
Aarti Industries Ltd.	Chemicals	45,318	278,196
ABB India Ltd.	Electrical Equipment	12,118	653,344
[a] ACC Ltd.	Construction Materials	18,592	411,042
Adani Enterprises Ltd.	Trading Companies & Distributors	80,012	2,329,125
[a] Adani Green Energy Ltd.	Independent Power Producers & Energy Traders	96,114	1,108,220
Adani Ports & Special Economic Zone Ltd.	Transportation Infrastructure	192,062	1,730,721
[a] Adani Power Ltd.	Independent Power Producers & Energy Traders	219,618	668,870
Adani Total Gas Ltd.	Gas Utilities	62,914	502,016
[a] Adani Transmission Ltd.	Electric Utilities	72,376	676,902
[a] Adani Wilmar Ltd.	Food Products	35,524	177,520
[a] Aditya Birla Capital Ltd.	Financial Services	104,414	249,846
Alkem Laboratories Ltd.	Pharmaceuticals	5,644	241,680
[a] Ambuja Cements Ltd.	Construction Materials	167,328	868,701
APL Apollo Tubes Ltd.	Metals & Mining	38,844	618,057
Apollo Hospitals Enterprise Ltd.	Health Care Providers & Services	22,576	1,403,001
Ashok Leyland Ltd.	Machinery	326,356	665,949
Asian Paints Ltd.	Chemicals	102,794	4,212,754
Astral Ltd.	Building Products	27,058	653,904
[b] AU Small Finance Bank Ltd.	Banks	75,032	689,303
Aurobindo Pharma Ltd.	Pharmaceuticals	60,620	537,469
[a,b] Avenue Supermarts Ltd.	Consumer Staples Distribution & Retail	34,030	1,613,305
Axis Bank Ltd.	Banks	519,580	6,254,056
Bajaj Auto Ltd.	Automobiles	15,438	882,880
Bajaj Finance Ltd.	Consumer Finance	55,776	4,868,453
Bajaj Finserv Ltd.	Financial Services	86,984	1,620,156
Bajaj Holdings & Investment Ltd.	Financial Services	6,142	524,426
Balkrishna Industries Ltd.	Automobile Components	18,260	527,614
[b] Bandhan Bank Ltd.	Banks	181,604	535,827
Bank of Baroda	Banks	236,550	548,871
Bank of India	Banks	176,956	158,759
Bata India Ltd.	Textiles, Apparel & Luxury Goods	14,608	298,352
Bayer CropScience Ltd.	Chemicals	2,988	159,567
Berger Paints India Ltd.	Chemicals	55,278	456,920
Bharat Electronics Ltd.	Aerospace & Defense	813,400	1,246,827
Bharat Forge Ltd.	Automobile Components	57,436	585,868
Bharat Heavy Electricals Ltd.	Electrical Equipment	295,148	315,345
Bharat Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	228,084	1,013,969
Bharti Airtel Ltd.	Wireless Telecommunication Services	34,030	201,539
Bharti Airtel Ltd.	Wireless Telecommunication Services	528,710	5,663,398
Biocon Ltd.	Biotechnology	102,256	330,939
Bosch Ltd.	Automobile Components	1,992	462,385
Britannia Industries Ltd.	Food Products	27,058	1,657,246
Canara Bank	Banks	81,340	299,288
Castrol India Ltd.	Chemicals	112,714	165,974
CG Power & Industrial Solutions Ltd.	Electrical Equipment	159,194	734,492
Cholamandalam Investment & Finance Co. Ltd.	Consumer Finance	91,586	1,274,939
Cipla Ltd.	Pharmaceuticals	116,864	1,445,838
Coal India Ltd.	Oil, Gas & Consumable Fuels	516,426	1,454,167
Coforge Ltd.	IT Services	9,628	552,931
Colgate-Palmolive India Ltd.	Personal Care Products	30,212	621,687
Container Corp. Of India Ltd.	Ground Transportation	62,250	502,181
Coromandel International Ltd.	Chemicals	24,900	287,863
Cummins India Ltd.	Machinery	30,876	731,325
Dabur India Ltd.	Personal Care Products	132,136	922,852
Dalmia Bharat Ltd.	Construction Materials	18,924	499,696
Deepak Nitrite Ltd.	Chemicals	16,932	448,655
Divi’s Laboratories Ltd.	Life Sciences Tools & Services	29,050	1,268,995
Dixon Technologies India Ltd.	Household Durables	8,134	435,135

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

DLF Ltd.	Real Estate Management & Development	141,266	844,725
[b] Dr Lal PathLabs Ltd.	Health Care Providers & Services	7,968	219,451
Dr Reddy’s Laboratories Ltd.	Pharmaceuticals	27,556	1,733,111
Eicher Motors Ltd.	Automobiles	31,706	1,383,665
Emami Ltd.	Personal Care Products	48,306	250,079
Embassy Office Parks REIT	Office REITs	138,112	491,024
[a] Exide Industries Ltd.	Automobile Components	105,908	305,577
Federal Bank Ltd.	Banks	353,912	544,223
[a] FSN E-Commerce Ventures Ltd.	Specialty Retail	307,266	556,580
GAIL India Ltd.	Gas Utilities	599,758	768,009
[a,b] General Insurance Corp. of India	Insurance	21,481	47,826
GlaxoSmithKline Pharmaceuticals Ltd.	Pharmaceuticals	9,628	167,254
Glenmark Pharmaceuticals Ltd.	Pharmaceuticals	34,878	287,404
[a] GMR Airports Infrastructure Ltd.	Transportation Infrastructure	558,092	297,291
[a] Godrej Consumer Products Ltd.	Personal Care Products	83,166	1,095,887
[a] Godrej Industries Ltd.	Industrial Conglomerates	19,090	120,505
[a] Godrej Properties Ltd.	Real Estate Management & Development	23,904	457,020
Grasim Industries Ltd.	Construction Materials	87,316	1,846,290
Gujarat Fluorochemicals Ltd.	Chemicals	9,130	326,348
Gujarat Gas Ltd.	Gas Utilities	45,650	258,782
Havells India Ltd.	Electrical Equipment	54,780	856,594
HCL Technologies Ltd.	IT Services	241,198	3,492,738
[b] HDFC Asset Management Co. Ltd.	Capital Markets	22,908	641,043
[b] HDFC Life Insurance Co. Ltd.	Insurance	224,828	1,784,674
Hero MotoCorp Ltd.	Automobiles	29,880	1,059,943
Hindalco Industries Ltd.	Metals & Mining	322,372	1,654,177
Hindustan Aeronautics Ltd.	Aerospace & Defense	21,580	997,634
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	137,282	458,269
Hindustan Unilever Ltd.	Personal Care Products	202,354	6,606,035
Hindustan Zinc Ltd.	Metals & Mining	53,618	200,881
Honeywell Automation India Ltd.	Electronic Equipment, Instruments & Components	506	257,077
Housing Development Finance Corp. Ltd.	Financial Services	401,720	13,818,693
ICICI Bank Ltd.	Banks	358,394	4,083,013
[b] ICICI Lombard General Insurance Co. Ltd.	Insurance	54,946	900,482
[a,b] ICICI Prudential Life Insurance Co. Ltd.	Insurance	87,482	610,504
IDBI Bank Ltd.	Banks	132,302	89,264
[a] IDFC First Bank Ltd.	Banks	741,024	717,211
Indian Bank	Banks	45,982	163,977
Indian Hotels Co. Ltd.	Hotels, Restaurants & Leisure	189,240	905,413
Indian Oil Corp. Ltd.	Oil, Gas & Consumable Fuels	937,402	1,043,256
Indian Railway Catering & Tourism Corp. Ltd.	Commercial Services & Supplies	68,060	526,900
[b] Indian Railway Finance Corp. Ltd.	Financial Services	402,550	160,458
Indraprastha Gas Ltd.	Gas Utilities	79,182	456,881
[a] Indus Towers Ltd.	Diversified Telecommunication Services	190,900	382,213
Info Edge India Ltd.	Interactive Media & Services	17,430	952,628
Infosys Ltd.	IT Services	799,132	13,009,380
[a,b] InterGlobe Aviation Ltd.	Passenger Airlines	28,218	903,575
Ipca Laboratories Ltd.	Pharmaceuticals	30,710	278,083
ITC Ltd.	Tobacco	680,506	3,746,106
Jindal Steel & Power Ltd.	Metals & Mining	88,146	624,324
JSW Energy Ltd.	Independent Power Producers & Energy Traders	86,652	288,096
JSW Steel Ltd.	Metals & Mining	227,752	2,178,790
Jubilant Foodworks Ltd.	Hotels, Restaurants & Leisure	82,668	505,110
Kansai Nerolac Paints Ltd.	Chemicals	30,876	169,536
Kotak Mahindra Bank Ltd.	Banks	22,576	508,162
L&T Finance Holdings Ltd.	Financial Services	191,232	297,677
[b] L&T Technology Services Ltd.	Professional Services	5,976	286,729
Larsen & Toubro Ltd.	Construction & Engineering	157,202	4,743,774
[b] Laurus Labs Ltd.	Pharmaceuticals	87,436	390,783
LIC Housing Finance Ltd.	Financial Services	67,715	323,733
[a] Linde India Ltd.	Chemicals	4,814	253,301
[b] LTIMindtree Ltd.	IT Services	20,916	1,325,081
Lupin Ltd.	Pharmaceuticals	55,112	606,468
[b] Macrotech Developers Ltd.	Real Estate Management & Development	50,464	418,174
Mahindra & Mahindra Financial Services Ltd.	Consumer Finance	134,958	553,495

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Mahindra & Mahindra Ltd.	Automobiles	214,140	3,794,346
[a] Mangalore Refinery & Petrochemicals Ltd.	Oil, Gas & Consumable Fuels	45,713	42,935
Marico Ltd.	Food Products	118,524	767,104
Maruti Suzuki India Ltd.	Automobiles	30,164	3,599,347
[a] Max Financial Services Ltd.	Insurance	55,278	546,370
Max Healthcare Institute Ltd.	Health Care Providers & Services	168,642	1,232,290
Mphasis Ltd.	IT Services	18,426	425,643
MRF Ltd.	Automobile Components	610	752,946
Muthoot Finance Ltd.	Consumer Finance	24,236	366,230
Nestle India Ltd.	Food Products	8,134	2,269,999
NHPC Ltd.	Independent Power Producers & Energy Traders	526,884	295,117
[b] Nippon Life India Asset Management Ltd.	Capital Markets	38,014	133,523
NMDC Ltd.	Metals & Mining	262,280	334,579
NTPC Ltd.	Independent Power Producers & Energy Traders	1,080,162	2,490,517
Oberoi Realty Ltd.	Real Estate Management & Development	27,094	325,249
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	885,942	1,731,143
Oil India Ltd.	Oil, Gas & Consumable Fuels	75,198	224,532
[a] One 97 Communications Ltd.	Financial Services	41,002	433,754
Oracle Financial Services Software Ltd.	Software	5,146	242,047
Page Industries Ltd.	Textiles, Apparel & Luxury Goods	1,297	595,205
Patanjali Foods Ltd.	Food Products	16,102	233,317
[a] PB Fintech Ltd.	Insurance	82,004	696,526
Persistent Systems Ltd.	IT Services	11,454	699,649
Petronet LNG Ltd.	Oil, Gas & Consumable Fuels	170,980	464,151
PI Industries Ltd.	Chemicals	18,426	880,857
Pidilite Industries Ltd.	Chemicals	34,694	1,098,341
Piramal Enterprises Ltd.	Financial Services	28,728	329,981
Polycab India Ltd.	Electrical Equipment	10,956	474,259
Power Finance Corp. Ltd.	Financial Services	264,438	695,938
Power Grid Corp. of India Ltd.	Electric Utilities	717,286	2,230,910
Punjab National Bank	Banks	503,146	316,781
Rajesh Exports Ltd.	Textiles, Apparel & Luxury Goods	31,374	209,348
[b] RBL Bank Ltd.	Banks	102,422	227,164
REC Ltd.	Financial Services	284,856	571,717
Relaxo Footwears Ltd.	Textiles, Apparel & Luxury Goods	16,434	182,096
Reliance Industries Ltd.	Oil, Gas & Consumable Fuels	766,396	23,824,851
Samvardhana Motherson International Ltd.	Automobile Components	546,140	570,531
SBI Cards & Payment Services Ltd.	Consumer Finance	65,736	678,865
[b] SBI Life Insurance Co. Ltd.	Insurance	95,782	1,525,880
Schaeffler India Ltd.	Machinery	9,296	351,001
Shree Cement Ltd.	Construction Materials	3,063	891,852
Shriram Finance Ltd.	Consumer Finance	63,744	1,348,289
Siemens Ltd.	Industrial Conglomerates	20,252	929,810
Solar Industries India Ltd.	Chemicals	5,478	249,760
[b] Sona Blw Precision Forgings Ltd.	Automobile Components	81,008	509,384
SRF Ltd.	Chemicals	32,204	898,742
[a] Star Health & Allied Insurance Co. Ltd.	Insurance	51,930	370,376
State Bank of India	Banks	407,530	2,845,737
Steel Authority of India Ltd.	Metals & Mining	325,692	339,443
Sun Pharmaceutical Industries Ltd.	Pharmaceuticals	248,170	3,181,223
Sun TV Network Ltd.	Media	23,074	123,546
Supreme Industries Ltd.	Chemicals	14,608	569,407
Tata Communications Ltd.	Diversified Telecommunication Services	26,062	506,603
Tata Consultancy Services Ltd.	IT Services	232,766	9,369,657
Tata Consumer Products Ltd.	Food Products	138,942	1,458,077
Tata Elxsi Ltd.	Software	7,802	721,699
Tata Motors Ltd., Class A	Automobiles	420,478	3,052,500
Tata Motors Ltd., Class A	Automobiles	87,150	331,502
Tata Power Co. Ltd.	Electric Utilities	378,148	1,022,623
Tata Steel Ltd.	Metals & Mining	1,860,694	2,540,313
[a] Tata Teleservices Maharashtra Ltd.	Diversified Telecommunication Services	110,224	95,597
Tech Mahindra Ltd.	IT Services	138,278	1,906,129
Titan Co. Ltd.	Textiles, Apparel & Luxury Goods	94,952	3,527,471
Torrent Pharmaceuticals Ltd.	Pharmaceuticals	22,244	516,524
Torrent Power Ltd.	Electric Utilities	48,849	366,354

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Trent Ltd.	Specialty Retail	41,500	892,438
Tube Investments of India Ltd.	Automobile Components	22,908	886,567
TVS Motor Co. Ltd.	Automobiles	53,784	869,113
UltraTech Cement Ltd.	Construction Materials	26,062	2,635,149
[a] Union Bank of India Ltd.	Banks	257,798	227,045
United Breweries Ltd.	Beverages	15,827	291,696
[a] United Spirits Ltd.	Beverages	65,570	729,104
UNO Minda Ltd.	Automobile Components	38,180	270,772
UPL Ltd.	Chemicals	120,516	1,010,051
Varun Beverages Ltd.	Beverages	106,572	1,042,580
Vedant Fashions Ltd.	Textiles, Apparel & Luxury Goods	13,944	210,597
Vedanta Ltd.	Metals & Mining	279,378	946,571
[a] Vodafone Idea Ltd.	Wireless Telecommunication Services	1,799,274	163,398
Voltas Ltd.	Construction & Engineering	51,958	481,191
[a] Whirlpool of India Ltd.	Household Durables	6,806	122,300
Wipro Ltd.	IT Services	336,570	1,596,565
[a] Yes Bank Ltd.	Banks	4,556,202	902,507
Zee Entertainment Enterprises Ltd.	Media	189,406	409,467
[a] Zomato Ltd.	Hotels, Restaurants & Leisure	1,246,826	1,140,646
Zydus Lifesciences Ltd.	Pharmaceuticals	57,934	411,750

Total Common Stocks (Cost $235,596,062)			256,470,603

Total Investments (Cost $235,596,062) 100.9%			256,470,603
Other Assets, less Liabilities (0.9)%			(2,331,844)

Net Assets 100.0%			$254,138,759

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $12,923,166, representing 5.1% of net assets.

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
SGX Nifty 50	Long	9	$347,022	7/27/23	$7,116
*As of period end.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust
SRF – State Revolving Fund

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Italy ETF	Industry	Shares	Value
Common Stocks 100.0%
Italy 89.3%
A2A SpA	Multi-Utilities	25,244	$46,076
Amplifon SpA	Health Care Providers & Services	2,160	79,157
Assicurazioni Generali SpA	Insurance	11,440	232,397
Banca Mediolanum SpA	Financial Services	4,052	36,613
Banco BPM SpA	Banks	22,936	106,349
Buzzi SpA	Construction Materials	1,440	36,040
Davide Campari-Milano NV	Beverages	8,324	115,244
De’ Longhi SpA	Household Durables	1,156	25,249
DiaSorin SpA	Health Care Equipment & Supplies	356	37,053
Enel SpA	Electric Utilities	80,152	539,366
Eni SpA	Oil, Gas & Consumable Fuels	24,352	350,220
Ferrari NV	Automobiles	1,281	418,573
FinecoBank Banca Fineco SpA	Banks	10,232	137,474
Hera SpA	Multi-Utilities	13,168	39,105
[a] Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	5,928	78,127
Interpump Group SpA	Machinery	1,332	73,939
Intesa Sanpaolo SpA	Banks	165,196	432,549
Italgas SpA	Gas Utilities	8,216	48,628
Leonardo SpA	Aerospace & Defense	6,700	75,984
Mediobanca Banca di Credito Finanziario SpA	Banks	10,568	126,365
Moncler SpA	Textiles, Apparel & Luxury Goods	2,528	174,695
[a,b] Nexi SpA	Financial Services	9,308	72,933
[a,b] Pirelli & C SpA	Automobile Components	8,208	40,512
[a] Poste Italiane SpA	Insurance	7,600	82,220
Prysmian SpA	Electrical Equipment	4,068	169,894
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	1,628	77,706
Reply SpA	IT Services	376	42,704
Snam SpA	Gas Utilities	30,568	159,645
[b] Telecom Italia SpA	Diversified Telecommunication Services	179,780	50,565
[b] Telecom Italia SpA	Diversified Telecommunication Services	100,936	27,486
Tenaris SA	Energy Equipment & Services	7,828	117,131
Terna - Rete Elettrica Nazionale	Electric Utilities	19,196	163,480
UniCredit SpA	Banks	19,924	462,239
UnipolSai Assicurazioni SpA	Insurance	7,032	17,415
			4,693,133

United Kingdom 3.4%
CNH Industrial NV	Machinery	12,404	178,700

United States 7.3%
Stellantis NV	Automobiles	21,856	383,665

Total Common Stocks (Cost $4,433,241)			5,255,498

Total Investments (Cost $4,433,241) 100.0%			5,255,498

Other Assets, less Liabilities 0.0%†			572

Net Assets 100.0%			$5,256,070

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $273,792, representing 5.2% of net assets.
bNon-income producing.

Selected Portfolio

SPA – Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Japan ETF	Industry	Shares
Common Stocks 99.4%
Japan 99.4%
ABC-Mart, Inc.	Specialty Retail	8,400	$453,723
Acom Co. Ltd.	Consumer Finance	126,000	304,070
Activia Properties, Inc.	Diversified REITs	252	701,768
Advance Residence Investment Corp.	Residential REITs	420	999,619
Advantest Corp.	Semiconductors & Semiconductor Equipment	61,700	8,174,871
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	235,200	4,787,480
AEON Financial Service Co. Ltd.	Consumer Finance	42,000	372,533
Aeon Mall Co. Ltd.	Real Estate Management & Development	42,000	540,783
AEON REIT Investment Corp.	Retail REITs	588	632,201
AGC, Inc.	Building Products	58,800	2,100,421
Aica Kogyo Co. Ltd.	Chemicals	16,800	366,953
Ain Holdings, Inc.	Consumer Staples Distribution & Retail	8,400	294,946
Air Water, Inc.	Chemicals	58,800	810,999
Aisin Corp.	Automobile Components	58,800	1,801,000
Ajinomoto Co., Inc.	Food Products	159,600	6,320,617
Alfresa Holdings Corp.	Health Care Providers & Services	50,400	751,109
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	67,200	584,429
Amada Co. Ltd.	Machinery	100,800	985,439
Amano Corp.	Electronic Equipment, Instruments & Components	25,200	527,939
Amvis Holdings, Inc.	Health Care Providers & Services	8,400	189,753
[a] ANA Holdings, Inc.	Passenger Airlines	50,400	1,194,661
Anritsu Corp.	Electronic Equipment, Instruments & Components	42,000	356,405
[b] Aozora Bank Ltd.	Banks	42,000	777,175
Ariake Japan Co. Ltd.	Food Products	8,400	308,197
As One Corp.	Health Care Providers & Services	8,400	330,223
Asahi Group Holdings Ltd.	Beverages	159,600	6,154,983
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	67,200	1,306,944
Asahi Kasei Corp.	Chemicals	411,600	2,768,016
Asics Corp.	Textiles, Apparel & Luxury Goods	58,800	1,798,560
ASKUL Corp.	Broadline Retail	8,400	116,235
Astellas Pharma, Inc.	Pharmaceuticals	596,400	8,867,496
Azbil Corp.	Electronic Equipment, Instruments & Components	42,000	1,316,650
AZ-COM MARUWA Holdings, Inc.	Air Freight & Logistics	8,400	112,225
Bandai Namco Holdings, Inc.	Leisure Products	193,200	4,439,182
Bank of Kyoto Ltd.	Banks	25,200	1,252,198
BayCurrent Consulting, Inc.	Professional Services	42,000	1,559,871
Benefit One, Inc.	Professional Services	16,800	170,284
Benesse Holdings, Inc.	Diversified Consumer Services	25,200	320,808
Bic Camera, Inc.	Specialty Retail	50,400	372,416
BIPROGY, Inc.	IT Services	25,200	615,986
Bridgestone Corp.	Automobile Components	184,800	7,533,411
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	75,600	1,098,158
Calbee, Inc.	Food Products	25,200	475,459
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	16,800	415,539
Canon, Inc.	Technology Hardware, Storage & Peripherals	319,200	8,370,070
Capcom Co. Ltd.	Entertainment	58,800	2,316,851
Casio Computer Co. Ltd.	Household Durables	67,200	549,093
Central Japan Railway Co.	Ground Transportation	60,900	7,609,603
Chiba Bank Ltd.	Banks	201,600	1,218,931
Chubu Electric Power Co., Inc.	Electric Utilities	235,200	2,859,144
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	218,400	6,174,161
Chugin Financial Group, Inc.	Banks	58,800	351,942
[a] Chugoku Electric Power Co., Inc.	Electric Utilities	100,800	680,043
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	42,000	442,855
COMSYS Holdings Corp.	Construction & Engineering	33,600	661,260
Concordia Financial Group Ltd.	Banks	361,200	1,405,965
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	25,200	685,204
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	6,840	689,513
Credit Saison Co. Ltd.	Consumer Finance	50,400	768,719

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

CyberAgent, Inc.	Media	142,800	1,035,420
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	84,000	2,370,028
Daicel Corp.	Chemicals	84,000	747,390
Daido Steel Co. Ltd.	Metals & Mining	11,200	463,157
Daifuku Co. Ltd.	Machinery	92,400	1,881,115
Dai-ichi Life Holdings, Inc.	Insurance	310,800	5,887,642
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	630,000	19,832,566
Daiichikosho Co. Ltd.	Entertainment	25,200	441,460
Daikin Industries Ltd.	Building Products	88,358	17,890,455
Daio Paper Corp.	Paper & Forest Products	25,200	197,105
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	21,598	2,179,450
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	218,400	5,729,912
Daiwa House REIT Investment Corp.	Diversified REITs	672	1,284,162
Daiwa Office Investment Corp.	Office REITs	84	363,815
Daiwa Securities Group, Inc.	Capital Markets	478,800	2,452,386
Daiwa Securities Living Investments Corp.	Residential REITs	672	531,891
DeNA Co. Ltd.	Entertainment	33,600	434,718
Denka Co. Ltd.	Chemicals	33,600	630,574
Denso Corp.	Automobile Components	142,800	9,529,221
Dentsu Group, Inc.	Media	67,200	2,191,259
Descente Ltd.	Textiles, Apparel & Luxury Goods	16,800	474,819
DIC Corp.	Chemicals	25,200	455,234
Disco Corp.	Semiconductors & Semiconductor Equipment	27,452	4,294,390
DMG Mori Co. Ltd.	Machinery	33,600	578,384
Dowa Holdings Co. Ltd.	Metals & Mining	16,800	528,403
East Japan Railway Co.	Ground Transportation	119,320	6,593,620
Ebara Corp.	Machinery	33,600	1,595,439
Eisai Co. Ltd.	Pharmaceuticals	86,420	5,814,149
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	50,400	738,905
ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	932,400	3,189,391
EXEO Group, Inc.	Construction & Engineering	33,600	671,605
Ezaki Glico Co. Ltd.	Food Products	16,800	437,973
Fancl Corp.	Personal Care Products	25,200	418,445
FANUC Corp.	Machinery	319,200	11,112,979
Fast Retailing Co. Ltd.	Specialty Retail	51,528	13,091,003
Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	33,600	651,147
FP Corp.	Containers & Packaging	16,800	340,161
Frontier Real Estate Investment Corp.	Retail REITs	168	543,979
Fuji Electric Co. Ltd.	Electrical Equipment	42,000	1,827,793
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	8,400	320,808
Fuji Media Holdings, Inc.	Media	16,800	175,224
Fuji Oil Holdings, Inc.	Food Products	16,800	231,249
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	117,600	6,949,331
Fujikura Ltd.	Electrical Equipment	84,000	698,862
Fujitsu General Ltd.	Household Durables	16,800	364,745
Fujitsu Ltd.	IT Services	59,240	7,621,461
Fukuoka Financial Group, Inc.	Banks	50,400	1,036,698
Furukawa Electric Co. Ltd.	Electrical Equipment	16,800	294,888
Fuyo General Lease Co. Ltd.	Financial Services	8,400	641,616
GLP J-Reit	Industrial REITs	1,512	1,486,527
GMO internet group, Inc.	IT Services	16,800	319,646
GMO Payment Gateway, Inc.	Financial Services	16,800	1,301,830
Goldwin, Inc.	Textiles, Apparel & Luxury Goods	12,480	1,053,420
GS Yuasa Corp.	Electrical Equipment	25,200	489,755
GungHo Online Entertainment, Inc.	Entertainment	8,400	164,182
H.U. Group Holdings, Inc.	Health Care Providers & Services	16,800	319,820
Hachijuni Bank Ltd.	Banks	151,200	653,193
Hakuhodo DY Holdings, Inc.	Media	75,600	790,862
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	42,000	2,041,665
Hankyu Hanshin Holdings, Inc.	Ground Transportation	75,600	2,487,135
Harmonic Drive Systems, Inc.	Machinery	16,800	535,843
Haseko Corp.	Household Durables	84,000	1,030,422
Heiwa Corp.	Hotels, Restaurants & Leisure	16,800	290,936
Hikari Tsushin, Inc.	Industrial Conglomerates	8,400	1,197,219
[a] Hino Motors Ltd.	Machinery	92,400	389,840

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Hirogin Holdings, Inc.	Banks	100,800	569,086
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	9,960	1,314,471
Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	25,200	657,308
Hitachi Construction Machinery Co. Ltd.	Machinery	33,600	936,388
Hitachi Ltd.	Industrial Conglomerates	302,400	18,612,450
Honda Motor Co. Ltd.	Automobiles	546,000	16,398,699
Horiba Ltd.	Electronic Equipment, Instruments & Components	14,100	802,969
Hoshizaki Corp.	Machinery	33,600	1,198,613
House Foods Group, Inc.	Food Products	25,200	558,799
Hoya Corp.	Health Care Equipment & Supplies	113,940	13,460,584
Hulic Co. Ltd.	Real Estate Management & Development	134,400	1,144,681
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	33,600	1,883,004
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	84,000	1,677,268
IHI Corp.	Machinery	42,000	1,129,802
Iida Group Holdings Co. Ltd.	Household Durables	50,400	845,957
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	672	704,848
Information Services International-Dentsu Ltd.	IT Services	8,400	292,912
INFRONEER Holdings, Inc.	Construction & Engineering	75,600	708,742
Inpex Corp.	Oil, Gas & Consumable Fuels	310,800	3,436,250
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	33,600	627,784
Invincible Investment Corp.	Hotel & Resort REITs	1,596	631,620
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	117,600	1,189,547
Isuzu Motors Ltd.	Automobiles	168,000	2,022,486
Ito En Ltd.	Beverages	16,800	461,336
ITOCHU Corp.	Trading Companies & Distributors	445,200	17,517,227
Itochu Techno-Solutions Corp.	IT Services	33,600	845,260
Itoham Yonekyu Holdings, Inc.	Food Products	42,000	210,385
Iwatani Corp.	Oil, Gas & Consumable Fuels	16,800	883,850
Iyogin Holdings, Inc.	Banks	84,000	469,821
Izumi Co. Ltd.	Broadline Retail	16,800	398,220
J Front Retailing Co. Ltd.	Broadline Retail	84,000	801,149
Japan Airlines Co. Ltd.	Passenger Airlines	50,400	1,087,958
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	16,800	755,526
Japan Aviation Electronics Industry Ltd.	Electronic Equipment, Instruments & Components	16,800	348,704
Japan Exchange Group, Inc.	Capital Markets	176,400	3,060,928
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	1,512	768,893
Japan Logistics Fund, Inc.	Industrial REITs	336	726,468
Japan Metropolitan Fund Invest	Retail REITs	2,268	1,511,111
Japan Post Bank Co. Ltd.	Banks	478,800	3,723,466
Japan Post Holdings Co. Ltd.	Insurance	688,800	4,939,573
Japan Post Insurance Co. Ltd.	Insurance	58,800	881,380
Japan Prime Realty Investment Corp.	Office REITs	336	810,157
Japan Real Estate Investment Corp.	Office REITs	420	1,592,417
Japan Steel Works Ltd.	Machinery	16,800	357,538
Japan Tobacco, Inc.	Tobacco	394,800	8,612,477
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	16,800	147,502
Jeol Ltd.	Health Care Equipment & Supplies	16,800	592,100
JFE Holdings, Inc.	Metals & Mining	168,000	2,382,814
JGC Holdings Corp.	Construction & Engineering	67,200	867,112
JMDC, Inc.	Health Care Technology	8,400	331,502
JSR Corp.	Chemicals	58,800	1,672,038
JTEKT Corp.	Automobile Components	75,600	682,589
Justsystems Corp.	Software	8,400	232,935
Kadokawa Corp.	Media	33,600	799,696
Kagome Co. Ltd.	Food Products	25,200	548,686
Kajima Corp.	Construction & Engineering	142,800	2,143,951
Kakaku.com, Inc.	Interactive Media & Services	42,000	599,481
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	8,400	209,339
Kamigumi Co. Ltd.	Transportation Infrastructure	33,600	757,851
Kandenko Co. Ltd.	Construction & Engineering	33,600	268,967
Kaneka Corp.	Chemicals	16,800	467,380
Kansai Electric Power Co., Inc.	Electric Utilities	243,600	3,042,999
Kansai Paint Co. Ltd.	Chemicals	67,200	983,114
Kao Corp.	Personal Products	151,200	5,454,435

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Katitas Co. Ltd.	Real Estate Management & Development	16,800	288,030
Kawasaki Heavy Industries Ltd.	Machinery	50,400	1,281,140
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	75,600	1,840,637
KDDI Corp.	Wireless Telecommunication Services	529,200	16,293,216
Keihan Holdings Co. Ltd.	Industrial Conglomerates	33,600	881,525
Keikyu Corp.	Ground Transportation	84,000	739,253
Keio Corp.	Ground Transportation	42,000	1,314,325
Keisei Electric Railway Co. Ltd.	Ground Transportation	42,000	1,730,736
Kenedix Office Investment Corp.	Office REITs	252	604,130
Kewpie Corp.	Food Products	33,600	547,698
Keyence Corp.	Electronic Equipment, Instruments & Components	64,989	30,508,207
Kikkoman Corp.	Food Products	58,800	3,332,685
Kinden Corp.	Construction & Engineering	42,000	565,337
Kintetsu Group Holdings Co. Ltd.	Ground Transportation	58,800	2,027,600
Kirin Holdings Co. Ltd.	Beverages	243,600	3,541,878
Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	18,880	1,021,624
Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	50,400	1,299,273
Kobe Steel Ltd.	Metals & Mining	109,200	997,673
Koei Tecmo Holdings Co. Ltd.	Entertainment	50,400	866,705
Koito Manufacturing Co. Ltd.	Automobile Components	76,640	1,374,679
Kokuyo Co. Ltd.	Commercial Services & Supplies	25,200	344,433
Komatsu Ltd.	Machinery	302,400	8,119,932
Konami Group Corp.	Entertainment	33,600	1,748,404
Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	151,200	521,278
Kose Corp.	Personal Care Products	9,180	875,858
Kotobuki Spirits Co. Ltd.	Food Products	8,400	611,395
K’s Holdings Corp.	Specialty Retail	50,400	437,798
Kubota Corp.	Machinery	352,800	5,123,515
Kuraray Co. Ltd.	Chemicals	109,200	1,056,604
Kurita Water Industries Ltd.	Machinery	33,600	1,277,188
Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	3,420	191,639
Kyocera Corp.	Electronic Equipment, Instruments & Components	101,500	5,471,246
Kyowa Kirin Co. Ltd.	Pharmaceuticals	84,000	1,548,248
Kyudenko Corp.	Construction & Engineering	16,800	448,666
[a] Kyushu Electric Power Co., Inc.	Electric Utilities	151,200	962,947
Kyushu Financial Group, Inc.	Banks	126,000	528,810
Kyushu Railway Co.	Ground Transportation	50,400	1,079,938
LaSalle Logiport REIT	Industrial REITs	588	614,708
Lasertec Corp.	Semiconductors & Semiconductor Equipment	25,200	3,761,649
Lawson, Inc.	Consumer Staples Distribution & Retail	16,800	742,392
Lintec Corp.	Chemicals	16,800	263,969
Lion Corp.	Household Products	84,000	780,226
Lixil Corp.	Building Products	84,000	1,060,062
M3, Inc.	Health Care Technology	138,372	2,976,432
Mabuchi Motor Co. Ltd.	Electrical Equipment	16,800	465,869
Makita Corp.	Machinery	84,000	2,345,619
Mani, Inc.	Health Care Equipment & Supplies	16,800	197,309
Marubeni Corp.	Trading Companies & Distributors	504,000	8,508,389
Marui Group Co. Ltd.	Consumer Finance	58,800	1,020,309
Maruichi Steel Tube Ltd.	Metals & Mining	16,800	382,994
Matsui Securities Co. Ltd.	Capital Markets	33,600	184,581
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	42,000	2,347,072
Mazda Motor Corp.	Automobiles	193,200	1,862,692
McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	25,200	978,116
Mebuki Financial Group, Inc.	Banks	336,000	794,116
Medipal Holdings Corp.	Health Care Providers & Services	50,400	819,804
MEIJI Holdings Co. Ltd.	Food Products	84,000	1,870,218
Menicon Co. Ltd.	Health Care Equipment & Supplies	16,800	291,575
[a] Mercari, Inc.	Broadline Retail	42,000	976,082
MINEBEA MITSUMI, Inc.	Machinery	134,400	2,515,322
MISUMI Group, Inc.	Machinery	92,400	1,834,127
Mitsubishi Chemical Group Corp.	Chemicals	428,400	2,558,514
Mitsubishi Corp.	Trading Companies & Distributors	386,400	18,526,668
Mitsubishi Electric Corp.	Electrical Equipment	646,800	9,070,907
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	369,600	4,372,754

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Mitsubishi Gas Chemical Co., Inc.	Chemicals	58,800	850,461
Mitsubishi HC Capital, Inc.	Financial Services	210,000	1,241,533
Mitsubishi Heavy Industries Ltd.	Machinery	92,400	4,290,285
Mitsubishi Logistics Corp.	Transportation Infrastructure	16,800	412,517
Mitsubishi Materials Corp.	Metals & Mining	42,000	750,732
Mitsubishi Motors Corp.	Automobiles	210,000	728,066
Mitsubishi UFJ Financial Group, Inc.	Banks	3,864,000	28,471,720
Mitsui & Co. Ltd.	Trading Companies & Distributors	495,600	18,553,925
Mitsui Chemicals, Inc.	Chemicals	58,800	1,720,450
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	294,000	5,818,570
Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	168	581,174
Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	8,400	567,807
Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	16,800	384,621
Mitsui OSK Lines Ltd.	Marine Transportation	109,200	2,611,099
Miura Co. Ltd.	Machinery	33,600	869,436
Mizuho Financial Group, Inc.	Banks	840,000	12,780,019
[a] Money Forward, Inc.	Software	16,800	660,098
MonotaRO Co. Ltd.	Trading Companies & Distributors	77,680	979,767
Mori Hills REIT Investment Corp., Class C	Office REITs	504	513,990
Morinaga & Co. Ltd.	Food Products	8,400	261,819
Morinaga Milk Industry Co. Ltd.	Food Products	8,400	274,198
MS&AD Insurance Group Holdings, Inc.	Insurance	151,200	5,330,994
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	184,800	10,530,410
Nabtesco Corp.	Machinery	33,600	734,372
Nagase & Co. Ltd.	Trading Companies & Distributors	33,600	555,486
Nagoya Railroad Co. Ltd.	Ground Transportation	67,200	1,074,940
Nankai Electric Railway Co. Ltd.	Ground Transportation	33,600	748,552
NEC Corp.	IT Services	84,000	4,047,878
NEC Networks & System Integration Corp.	IT Services	16,800	230,610
NET One Systems Co. Ltd.	IT Services	25,200	549,035
Nexon Co. Ltd.	Entertainment	134,400	2,554,376
NGK Insulators Ltd.	Machinery	84,000	996,132
NH Foods Ltd.	Food Products	33,600	906,864
NHK Spring Co. Ltd.	Automobile Components	50,400	365,617
Nichirei Corp.	Food Products	33,600	716,239
Nidec Corp.	Electrical Equipment	171,750	9,322,162
Nifco, Inc.	Automobile Components	25,200	742,566
Nihon Kohden Corp.	Health Care Equipment & Supplies	25,200	669,861
Nihon M&A Center Holdings, Inc.	Professional Services	92,400	702,262
Nikon Corp.	Household Durables	100,800	1,295,437
Nintendo Co. Ltd.	Entertainment	344,400	15,588,368
Nippon Accommodations Fund, Inc.	Residential REITs	168	754,364
Nippon Building Fund, Inc.	Office REITs	504	1,973,667
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	25,200	441,198
Nippon Express Holdings, Inc.	Air Freight & Logistics	25,200	1,412,950
Nippon Kayaku Co. Ltd.	Chemicals	50,400	428,209
Nippon Paint Holdings Co. Ltd.	Chemicals	336,000	2,750,116
Nippon Prologis REIT, Inc.	Industrial REITs	756	1,513,203
Nippon Sanso Holdings Corp.	Chemicals	50,400	1,085,168
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	16,800	682,763
Nippon Shokubai Co. Ltd.	Chemicals	8,400	312,090
Nippon Steel Corp.	Metals & Mining	268,800	5,586,710
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	9,450,000	11,147,646
Nippon Yusen KK	Marine Transportation	160,270	3,537,284
Nipro Corp.	Health Care Equipment & Supplies	42,000	296,253
Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	25,200	426,204
Nissan Chemical Corp.	Chemicals	43,760	1,867,751
Nissan Motor Co. Ltd.	Automobiles	646,800	2,632,219
Nisshin Seifun Group, Inc.	Food Products	84,000	1,034,199
Nissin Foods Holdings Co. Ltd.	Food Products	25,200	2,076,535
Niterra Co. Ltd.	Automobile Components	67,200	1,340,420
Nitori Holdings Co. Ltd.	Specialty Retail	25,200	2,807,943
Nitto Denko Corp.	Chemicals	50,400	3,706,728
Noevir Holdings Co. Ltd.	Personal Care Products	8,400	317,902
NOF Corp.	Chemicals	25,200	1,074,533

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

NOK Corp.	Automobile Components	42,000	610,088
Nomura Holdings, Inc.	Capital Markets	991,200	3,752,618
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	33,600	793,651
Nomura Real Estate Master Fund, Inc.	Diversified REITs	1,512	1,737,594
Nomura Research Institute Ltd.	IT Services	142,800	3,913,452
NS Solutions Corp.	IT Services	8,400	233,051
NSK Ltd.	Machinery	151,200	959,704
NTT Data Corp.	IT Services	210,000	2,916,041
Obayashi Corp.	Construction & Engineering	226,800	1,952,048
OBIC Business Consultants Co. Ltd.	Software	8,400	305,698
Obic Co. Ltd.	IT Services	22,440	3,577,110
Odakyu Electric Railway Co. Ltd.	Ground Transportation	100,800	1,342,861
Oji Holdings Corp.	Paper & Forest Products	294,000	1,093,537
OKUMA Corp.	Machinery	8,400	446,632
Olympus Corp.	Health Care Equipment & Supplies	411,600	6,453,009
Omron Corp.	Electronic Equipment, Instruments & Components	60,600	3,676,209
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	134,400	2,423,264
Open House Group Co. Ltd.	Household Durables	25,200	900,878
Oracle Corp. Japan	Software	10,220	755,885
Orient Corp.	Consumer Finance	18,000	140,478
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	310,800	12,044,078
ORIX Corp.	Financial Services	394,800	7,136,092
Orix JREIT, Inc.	Office REITs	840	1,031,003
Osaka Gas Co. Ltd.	Gas Utilities	134,400	2,052,707
OSG Corp.	Machinery	25,200	358,904
Otsuka Corp.	IT Services	33,600	1,298,808
Otsuka Holdings Co. Ltd.	Pharmaceuticals	159,600	5,820,401
PALTAC Corp.	Distributors	8,400	277,278
Pan Pacific International Holdings Corp.	Broadline Retail	134,400	2,392,578
Panasonic Holdings Corp.	Household Durables	705,600	8,560,346
[a] Park24 Co. Ltd.	Commercial Services & Supplies	42,000	567,226
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	92,400	493,597
[a] PeptiDream, Inc.	Biotechnology	26,900	398,284
Persol Holdings Co. Ltd.	Professional Services	58,800	1,053,262
Pigeon Corp.	Household Products	33,600	461,336
Pola Orbis Holdings, Inc.	Personal Care Products	25,200	365,268
Rakus Co. Ltd.	Software	33,600	564,785
Rakuten Group, Inc.	Broadline Retail	352,800	1,218,025
Recruit Holdings Co. Ltd.	Professional Services	445,200	14,055,057
Relo Group, Inc.	Real Estate Management & Development	33,600	454,478
[a] Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	394,800	7,379,197
Rengo Co. Ltd.	Containers & Packaging	67,200	411,890
[a] RENOVA, Inc.	Independent Power Producers & Energy Traders	16,800	188,300
Resona Holdings, Inc.	Banks	705,600	3,369,950
Resonac Holdings Corp.	Chemicals	58,800	946,268
Resorttrust, Inc.	Hotels, Restaurants & Leisure	25,200	371,980
Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	193,200	1,634,116
Rinnai Corp.	Household Durables	33,600	727,862
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	26,760	2,503,167
Rohto Pharmaceutical Co. Ltd.	Personal Care Products	67,200	1,506,868
Ryohin Keikaku Co. Ltd.	Broadline Retail	75,600	744,048
Sankyo Co. Ltd.	Leisure Products	16,800	676,487
Sankyu, Inc.	Air Freight & Logistics	16,800	551,883
Sanrio Co. Ltd.	Specialty Retail	16,800	716,820
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	109,200	925,898
Sanwa Holdings Corp.	Building Products	67,200	867,344
Sapporo Holdings Ltd.	Beverages	16,800	430,650
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	8,400	210,676
SBI Holdings, Inc.	Capital Markets	84,000	1,608,981
SBI Shinsei Bank Ltd.	Banks	16,800	326,678
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	14,100	1,584,281
SCSK Corp.	IT Services	42,000	656,581
Secom Co. Ltd.	Commercial Services & Supplies	67,200	4,528,044
Sega Sammy Holdings, Inc.	Leisure Products	50,400	1,071,220
Seibu Holdings, Inc.	Ground Transportation	67,200	689,040

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	84,000	1,301,249
Seino Holdings Co. Ltd.	Ground Transportation	50,400	713,101
Sekisui Chemical Co. Ltd.	Household Durables	109,200	1,565,451
Sekisui House Ltd.	Household Durables	184,800	3,714,923
Sekisui House Reit, Inc.	Diversified REITs	1,344	780,168
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	260,400	11,179,175
Seven Bank Ltd.	Banks	218,400	427,779
SG Holdings Co. Ltd.	Air Freight & Logistics	134,400	1,903,926
[a] Sharp Corp.	Household Durables	67,200	373,765
[a] SHIFT, Inc.	IT Services	3,000	543,709
[a] Shikoku Electric Power Co., Inc.	Electric Utilities	50,400	342,219
Shimadzu Corp.	Electronic Equipment, Instruments & Components	92,400	2,830,783
Shimamura Co. Ltd.	Specialty Retail	8,400	791,559
Shimano, Inc.	Leisure Products	25,200	4,177,479
Shimizu Corp.	Construction & Engineering	176,400	1,110,990
Shin-Etsu Chemical Co. Ltd.	Chemicals	642,000	21,178,649
Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	25,200	1,020,309
Shionogi & Co. Ltd.	Pharmaceuticals	92,400	3,880,500
Ship Healthcare Holdings, Inc.	Health Care Providers & Services	25,200	414,958
Shiseido Co. Ltd.	Personal Products	130,900	5,880,470
Shizuoka Financial Group, Inc.	Banks	159,600	1,147,296
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	16,800	664,398
Shochiku Co. Ltd.	Entertainment	3,520	266,919
[a] Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	75,600	941,764
SMC Corp.	Machinery	18,674	10,268,859
SMS Co. Ltd.	Professional Services	16,800	333,943
Socionext, Inc.	Semiconductors & Semiconductor Equipment	8,400	1,212,910
SoftBank Corp.	Wireless Telecommunication Services	915,600	9,755,589
SoftBank Group Corp.	Wireless Telecommunication Services	323,300	15,150,039
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	126,000	709,788
Sojitz Corp.	Trading Companies & Distributors	77,820	1,710,549
Sompo Holdings, Inc.	Insurance	100,800	4,504,564
Sony Group Corp.	Household Durables	411,000	36,867,299
Sotetsu Holdings, Inc.	Ground Transportation	25,200	442,070
Square Enix Holdings Co. Ltd.	Entertainment	25,200	1,166,068
Stanley Electric Co. Ltd.	Automobile Components	50,400	1,011,592
Subaru Corp.	Automobiles	201,600	3,770,193
Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	10,520	467,281
SUMCO Corp.	Semiconductors & Semiconductor Equipment	109,200	1,532,207
Sumitomo Bakelite Co. Ltd.	Chemicals	8,400	346,787
Sumitomo Chemical Co. Ltd.	Chemicals	504,000	1,522,095
Sumitomo Corp.	Trading Companies & Distributors	369,600	7,776,342
Sumitomo Electric Industries Ltd.	Automobile Components	252,000	3,063,369
Sumitomo Forestry Co. Ltd.	Household Durables	42,000	1,012,115
Sumitomo Heavy Industries Ltd.	Machinery	33,600	799,231
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	84,000	2,691,417
Sumitomo Mitsui Financial Group, Inc.	Banks	428,400	18,255,202
Sumitomo Mitsui Trust Holdings, Inc.	Banks	117,600	4,160,160
Sumitomo Pharma Co. Ltd.	Pharmaceuticals	58,800	259,959
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	134,400	3,303,859
Sumitomo Rubber Industries Ltd.	Automobile Components	58,800	567,110
Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	20,440	603,576
Suntory Beverage & Food Ltd.	Beverages	42,000	1,514,540
Suzuken Co. Ltd.	Health Care Providers & Services	25,200	682,240
Suzuki Motor Corp.	Automobiles	151,200	5,440,836
Sysmex Corp.	Health Care Equipment & Supplies	64,540	4,376,940
T&D Holdings, Inc.	Insurance	168,000	2,447,324
Taiheiyo Cement Corp.	Construction Materials	42,000	825,122
Taisei Corp.	Construction & Engineering	58,800	2,042,653
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	16,800	629,528
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	42,000	1,187,629
Takara Bio, Inc.	Biotechnology	16,800	191,555
Takara Holdings, Inc.	Beverages	58,800	475,371
Takashimaya Co. Ltd.	Broadline Retail	42,000	584,952
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	504,000	15,785,851

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

TBS Holdings, Inc.	Media	8,400	152,384
TDK Corp.	Electronic Equipment, Instruments & Components	119,800	4,614,291
TechnoPro Holdings, Inc.	Professional Services	34,760	746,257
Teijin Ltd.	Chemicals	58,800	586,434
Terumo Corp.	Health Care Equipment & Supplies	218,400	6,893,422
THK Co. Ltd.	Machinery	42,000	855,779
TIS, Inc.	IT Services	75,600	1,878,297
Tobu Railway Co. Ltd.	Ground Transportation	67,200	1,793,736
Toda Corp.	Construction & Engineering	75,600	422,630
[b] Toei Animation Co. Ltd.	Entertainment	1,500	137,614
Toho Co. Ltd.	Entertainment	33,600	1,271,841
Toho Gas Co. Ltd.	Gas Utilities	33,600	579,431
[a] Tohoku Electric Power Co., Inc.	Electric Utilities	159,600	982,986
Tokai Carbon Co. Ltd.	Chemicals	67,200	612,790
Tokio Marine Holdings, Inc.	Insurance	613,200	14,064,123
Tokyo Century Corp.	Financial Services	25,200	902,447
[a] Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	520,800	1,899,289
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	148,774	21,162,995
Tokyo Gas Co. Ltd.	Gas Utilities	134,400	2,922,608
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	11,500	697,869
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	67,200	860,370
Tokyu Corp.	Ground Transportation	201,600	2,419,312
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	201,600	1,148,214
TOPPAN, Inc.	Commercial Services & Supplies	92,400	1,981,804
Toray Industries, Inc.	Chemicals	504,000	2,791,031
Toshiba Corp.	Industrial Conglomerates	142,800	4,462,778
Toshiba TEC Corp.	Technology Hardware, Storage & Peripherals	8,400	239,444
Tosoh Corp.	Chemicals	92,400	1,086,156
TOTO Ltd.	Building Products	50,400	1,508,147
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	42,000	615,173
Toyo Suisan Kaisha Ltd.	Food Products	33,600	1,511,750
Toyo Tire Corp.	Automobile Components	33,600	442,738
Toyoda Gosei Co. Ltd.	Automobile Components	25,200	474,587
Toyota Boshoku Corp.	Automobile Components	16,800	298,200
Toyota Industries Corp.	Machinery	50,400	3,575,964
Toyota Motor Corp.	Automobiles	3,981,600	63,593,757
Toyota Tsusho Corp.	Trading Companies & Distributors	75,600	3,734,102
Trend Micro, Inc.	Software	42,000	2,018,127
TS Tech Co. Ltd.	Automobile Components	33,600	421,700
Tsumura & Co.	Pharmaceuticals	25,200	464,213
Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	10,650	788,793
UBE Corp.	Chemicals	33,600	574,316
Ulvac, Inc.	Semiconductors & Semiconductor Equipment	16,800	708,103
Unicharm Corp.	Household Products	126,000	4,656,076
United Urban Investment Corp.	Diversified REITs	1,008	1,014,033
Ushio, Inc.	Electrical Equipment	33,600	450,526
USS Co. Ltd.	Specialty Retail	67,200	1,105,626
Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	33,600	696,363
West Japan Railway Co.	Ground Transportation	75,600	3,133,110
Workman Co. Ltd.	Specialty Retail	16,800	604,421
Yakult Honsha Co. Ltd.	Food Products	42,000	2,645,795
Yamada Holdings Co. Ltd.	Specialty Retail	201,600	591,961
Yamaguchi Financial Group, Inc.	Banks	67,200	449,317
Yamaha Corp.	Leisure Products	50,400	1,919,967
Yamaha Motor Co. Ltd.	Automobiles	100,800	2,874,720
Yamato Holdings Co. Ltd.	Air Freight & Logistics	109,200	1,966,635
Yamato Kogyo Co. Ltd.	Metals & Mining	8,400	356,260
Yamazaki Baking Co. Ltd.	Food Products	42,000	566,935
Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	8,400	419,608
Yaskawa Electric Corp.	Machinery	84,000	3,825,869
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	84,000	1,540,402
Yokohama Rubber Co. Ltd.	Automobile Components	42,000	915,349
Z Holdings Corp.	Interactive Media & Services	856,800	2,053,451
Zenkoku Hosho Co. Ltd.	Financial Services	16,800	580,942
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	33,600	1,488,038

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Zeon Corp.	Chemicals	42,000	403,771
ZOZO, Inc.	Specialty Retail	33,600	690,667
Total Common Stocks
(Cost $1,380,595,081)			1,343,595,289
Total Investments before Short-Term
Investments (Cost $1,380,595,081)			1,343,595,289

Short-Term Investments 0.1%
Investments from Cash Collateral
Received for Loaned Securities 0.1%
United States 0.1%
[c,d] Institutional Fiduciary Trust - Money Market
Portfolio, 4.81%	Money Market Funds	601,190	601,190
Money Market Funds 0.0%†
United States 0.0%†
[c,d] Institutional Fiduciary Trust - Money Market
Portfolio, 4.81%	Money Market Funds	556,220	556,220
Total Short-Term Investments
(Cost $5,513,244)			1,157,410
Total Investments (Cost $1,386,108,325) 99.5%			1,344,752,699
Other Assets, less Liabilities 0.5%			6,869,115
Net Assets 100.0%			$1,351,621,814

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bA portion or all of the security is on loan at June 30, 2023.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
Nikkei 225 Mini	Long	32	$7,343,827	9/07/23	$281,128
*As of period end.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Japan Hedged ETF	Industry	Shares	Value
Common Stocks 99.3%
Japan 99.3%
ABC-Mart, Inc.	Specialty Retail	968	$52,286
Acom Co. Ltd.	Consumer Finance	15,000	36,199
Activia Properties, Inc.	Diversified REITs	27	75,189
Advance Residence Investment Corp.	Residential REITs	50	119,002
Advantest Corp.	Semiconductors & Semiconductor Equipment	6,939	919,375
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	26,800	545,512
AEON Financial Service Co. Ltd.	Consumer Finance	4,150	36,810
Aeon Mall Co. Ltd.	Real Estate Management & Development	4,500	57,941
AEON REIT Investment Corp.	Retail REITs	66	70,961
AGC, Inc.	Building Products	6,850	244,692
Aica Kogyo Co. Ltd.	Chemicals	1,850	40,409
Ain Holdings, Inc.	Consumer Staples Distribution & Retail	1,000	35,113
Air Water, Inc.	Chemicals	6,650	91,720
Aisin Corp.	Automobile Components	6,541	200,346
Ajinomoto Co., Inc.	Food Products	17,745	702,753
Alfresa Holdings Corp.	Health Care Providers & Services	6,304	93,948
Alps Alpine Co. Ltd.	Electronic Equipment, Instruments & Components	7,200	62,617
Amada Co. Ltd.	Machinery	11,650	113,892
Amano Corp.	Electronic Equipment, Instruments & Components	2,401	50,301
Amvis Holdings, Inc.	Health Care Providers & Services	1,000	22,590
[a] ANA Holdings, Inc.	Passenger Airlines	5,900	139,851
Anritsu Corp.	Electronic Equipment, Instruments & Components	5,000	42,429
Aozora Bank Ltd.	Banks	4,491	83,102
Ariake Japan Co. Ltd.	Food Products	600	22,014
As One Corp.	Health Care Providers & Services	950	37,347
Asahi Group Holdings Ltd.	Beverages	18,286	705,201
Asahi Intecc Co. Ltd.	Health Care Equipment & Supplies	7,382	143,569
Asahi Kasei Corp.	Chemicals	50,000	336,251
Asics Corp.	Textiles, Apparel & Luxury Goods	6,386	195,333
ASKUL Corp.	Broadline Retail	1,500	20,756
Astellas Pharma, Inc.	Pharmaceuticals	67,724	1,006,946
Azbil Corp.	Electronic Equipment, Instruments & Components	4,750	148,907
AZ-COM MARUWA Holdings, Inc.	Air Freight & Logistics	1,550	20,708
Bandai Namco Holdings, Inc.	Leisure Products	22,003	505,566
Bank of Kyoto Ltd.	Banks	2,626	130,487
BayCurrent Consulting, Inc.	Professional Services	5,000	185,699
Benefit One, Inc.	Professional Services	2,254	22,846
Benesse Holdings, Inc.	Diversified Consumer Services	2,650	33,736
Bic Camera, Inc.	Specialty Retail	5,000	36,946
BIPROGY, Inc.	IT Services	2,400	58,665
Bridgestone Corp.	Automobile Components	21,082	859,412
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	8,700	126,375
Calbee, Inc.	Food Products	2,650	49,999
Canon Marketing Japan, Inc.	Electronic Equipment, Instruments & Components	1,708	42,247
Canon, Inc.	Technology Hardware, Storage & Peripherals	36,436	955,426
Capcom Co. Ltd.	Entertainment	6,686	263,443
Casio Computer Co. Ltd.	Household Durables	8,000	65,368
Central Japan Railway Co.	Ground Transportation	6,829	853,300
Chiba Bank Ltd.	Banks	22,000	133,018
Chubu Electric Power Co., Inc.	Electric Utilities	26,316	319,903
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	24,553	694,113
Chugin Financial Group, Inc.	Banks	6,250	37,409
[a] Chugoku Electric Power Co., Inc.	Electric Utilities	11,000	74,211
Coca-Cola Bottlers Japan Holdings, Inc.	Beverages	5,000	52,721
COMSYS Holdings Corp.	Construction & Engineering	4,046	79,627
Concordia Financial Group Ltd.	Banks	40,000	155,699
Cosmo Energy Holdings Co. Ltd.	Oil, Gas & Consumable Fuels	3,136	85,270
Cosmos Pharmaceutical Corp.	Consumer Staples Distribution & Retail	657	66,230
Credit Saison Co. Ltd.	Consumer Finance	5,250	80,075

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

CyberAgent, Inc.	Media	15,000	108,763
Dai Nippon Printing Co. Ltd.	Commercial Services & Supplies	9,586	270,465
Daicel Corp.	Chemicals	10,000	88,975
Daido Steel Co. Ltd.	Metals & Mining	1,300	53,759
Daifuku Co. Ltd.	Machinery	10,903	221,968
Dai-ichi Life Holdings, Inc.	Insurance	35,000	663,023
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	70,882	2,231,384
Daiichikosho Co. Ltd.	Entertainment	3,300	57,810
Daikin Industries Ltd.	Building Products	10,000	2,024,769
Daio Paper Corp.	Paper & Forest Products	3,150	24,638
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	2,458	248,036
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	24,303	637,610
Daiwa House REIT Investment Corp.	Diversified REITs	79	150,966
Daiwa Office Investment Corp.	Office REITs	10	43,311
Daiwa Securities Group, Inc.	Capital Markets	53,800	275,561
Daiwa Securities Living Investments Corp.	Residential REITs	81	64,112
DeNA Co. Ltd.	Entertainment	3,000	38,814
Denka Co. Ltd.	Chemicals	3,328	62,457
Denso Corp.	Automobile Components	16,500	1,101,065
Dentsu Group, Inc.	Media	7,786	253,886
Descente Ltd.	Textiles, Apparel & Luxury Goods	1,400	39,568
DIC Corp.	Chemicals	3,050	55,098
Disco Corp.	Semiconductors & Semiconductor Equipment	3,145	491,981
DMG Mori Co. Ltd.	Machinery	3,900	67,134
Dowa Holdings Co. Ltd.	Metals & Mining	1,663	52,306
East Japan Railway Co.	Ground Transportation	13,550	748,773
Ebara Corp.	Machinery	3,436	163,153
Eisai Co. Ltd.	Pharmaceuticals	10,000	672,778
Electric Power Development Co. Ltd.	Independent Power Producers & Energy Traders	6,500	95,295
ENEOS Holdings, Inc.	Oil, Gas & Consumable Fuels	105,000	359,166
EXEO Group, Inc.	Construction & Engineering	3,700	73,956
Ezaki Glico Co. Ltd.	Food Products	1,850	48,229
Fancl Corp.	Personal Care Products	2,691	44,684
FANUC Corp.	Machinery	35,932	1,250,976
Fast Retailing Co. Ltd.	Specialty Retail	5,808	1,475,558
Food & Life Cos. Ltd.	Hotels, Restaurants & Leisure	3,732	72,324
FP Corp.	Containers & Packaging	1,753	35,494
Frontier Real Estate Investment Corp.	Retail REITs	19	61,521
Fuji Electric Co. Ltd.	Electrical Equipment	4,900	213,242
Fuji Kyuko Co. Ltd.	Hotels, Restaurants & Leisure	850	32,463
Fuji Media Holdings, Inc.	Media	1,700	17,731
Fuji Oil Holdings, Inc.	Food Products	1,700	23,400
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	13,400	791,846
Fujikura Ltd.	Electrical Equipment	10,000	83,198
Fujitsu General Ltd.	Household Durables	2,050	44,508
Fujitsu Ltd.	IT Services	6,699	861,853
Fukuoka Financial Group, Inc.	Banks	6,046	124,363
Furukawa Electric Co. Ltd.	Electrical Equipment	2,300	40,372
Fuyo General Lease Co. Ltd.	Financial Services	750	57,287
GLP J-Reit	Industrial REITs	168	165,170
GMO internet group, Inc.	IT Services	2,200	41,858
GMO Payment Gateway, Inc.	Financial Services	1,487	115,227
Goldwin, Inc.	Textiles, Apparel & Luxury Goods	1,350	113,952
GS Yuasa Corp.	Electrical Equipment	2,850	55,389
GungHo Online Entertainment, Inc.	Entertainment	1,250	24,432
H.U. Group Holdings, Inc.	Health Care Providers & Services	1,850	35,218
Hachijuni Bank Ltd.	Banks	20,000	86,401
Hakuhodo DY Holdings, Inc.	Media	9,000	94,150
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	5,000	243,055
Hankyu Hanshin Holdings, Inc.	Ground Transportation	8,186	269,308
Harmonic Drive Systems, Inc.	Machinery	1,786	56,965
Haseko Corp.	Household Durables	9,750	119,603
Heiwa Corp.	Hotels, Restaurants & Leisure	1,850	32,038
Hikari Tsushin, Inc.	Industrial Conglomerates	813	115,874
[a] Hino Motors Ltd.	Machinery	10,000	42,190

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Hirogin Holdings, Inc.	Banks	11,000	62,103
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	1,180	155,730
Hisamitsu Pharmaceutical Co., Inc.	Pharmaceuticals	2,508	65,418
Hitachi Construction Machinery Co. Ltd.	Machinery	4,000	111,475
Hitachi Ltd.	Industrial Conglomerates	33,832	2,082,329
Honda Motor Co. Ltd.	Automobiles	61,858	1,857,858
Horiba Ltd.	Electronic Equipment, Instruments & Components	1,500	85,422
Hoshizaki Corp.	Machinery	4,258	151,896
House Foods Group, Inc.	Food Products	2,650	58,763
Hoya Corp.	Health Care Equipment & Supplies	12,887	1,522,438
Hulic Co. Ltd.	Real Estate Management & Development	15,000	127,755
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	4,074	228,314
Idemitsu Kosan Co. Ltd.	Oil, Gas & Consumable Fuels	8,696	173,637
IHI Corp.	Machinery	4,850	130,465
Iida Group Holdings Co. Ltd.	Household Durables	5,000	83,924
Industrial & Infrastructure Fund Investment Corp.	Industrial REITs	74	77,617
Information Services International-Dentsu Ltd.	IT Services	850	29,640
INFRONEER Holdings, Inc.	Construction & Engineering	8,350	78,280
Inpex Corp.	Oil, Gas & Consumable Fuels	35,000	386,965
Internet Initiative Japan, Inc.	Diversified Telecommunication Services	3,991	74,568
Invincible Investment Corp.	Hotel & Resort REITs	200	79,150
Isetan Mitsukoshi Holdings Ltd.	Broadline Retail	13,000	131,498
Isuzu Motors Ltd.	Automobiles	19,400	233,549
Ito En Ltd.	Beverages	2,150	59,040
ITOCHU Corp.	Trading Companies & Distributors	50,000	1,967,344
Itochu Techno-Solutions Corp.	IT Services	3,600	90,564
Itoham Yonekyu Holdings, Inc.	Food Products	5,000	25,046
Iwatani Corp.	Oil, Gas & Consumable Fuels	1,946	102,379
Iyogin Holdings, Inc.	Banks	10,000	55,931
Izumi Co. Ltd.	Broadline Retail	1,450	34,370
J Front Retailing Co. Ltd.	Broadline Retail	9,350	89,175
Japan Airlines Co. Ltd.	Passenger Airlines	5,000	107,932
Japan Airport Terminal Co. Ltd.	Transportation Infrastructure	2,000	89,944
Japan Aviation Electronics Industry Ltd.	Electronic Equipment, Instruments & Components	1,700	35,286
Japan Exchange Group, Inc.	Capital Markets	19,700	341,838
Japan Hotel REIT Investment Corp.	Hotel & Resort REITs	151	76,788
Japan Logistics Fund, Inc.	Industrial REITs	33	71,349
Japan Metropolitan Fund Invest	Retail REITs	250	166,569
Japan Post Bank Co. Ltd.	Banks	54,494	423,781
Japan Post Holdings Co. Ltd.	Insurance	78,350	561,869
Japan Post Insurance Co. Ltd.	Insurance	7,124	106,785
Japan Prime Realty Investment Corp.	Office REITs	34	81,980
Japan Real Estate Investment Corp.	Office REITs	50	189,573
Japan Steel Works Ltd.	Machinery	2,403	51,141
Japan Tobacco, Inc.	Tobacco	44,600	972,939
JCR Pharmaceuticals Co. Ltd.	Pharmaceuticals	2,000	17,560
Jeol Ltd.	Health Care Equipment & Supplies	1,600	56,390
JFE Holdings, Inc.	Metals & Mining	20,000	283,668
JGC Holdings Corp.	Construction & Engineering	8,000	103,228
JMDC, Inc.	Health Care Technology	1,150	45,384
JSR Corp.	Chemicals	6,532	185,744
JTEKT Corp.	Automobile Components	8,500	76,746
Justsystems Corp.	Software	1,250	34,663
Kadokawa Corp.	Media	3,450	82,112
Kagome Co. Ltd.	Food Products	2,850	62,054
Kajima Corp.	Construction & Engineering	16,000	240,219
Kakaku.com, Inc.	Interactive Media & Services	5,000	71,367
Kaken Pharmaceutical Co. Ltd.	Pharmaceuticals	1,150	28,659
Kamigumi Co. Ltd.	Transportation Infrastructure	3,446	77,725
Kandenko Co. Ltd.	Construction & Engineering	4,000	32,020
Kaneka Corp.	Chemicals	2,250	62,596
Kansai Electric Power Co., Inc.	Electric Utilities	27,300	341,026
Kansai Paint Co. Ltd.	Chemicals	7,131	104,324
Kao Corp.	Personal Products	16,989	612,866
Katitas Co. Ltd.	Real Estate Management & Development	1,891	32,421

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Kawasaki Heavy Industries Ltd.	Machinery	5,000	127,097
Kawasaki Kisen Kaisha Ltd.	Marine Transportation	8,150	198,428
KDDI Corp.	Wireless Telecommunication Services	60,000	1,847,303
Keihan Holdings Co. Ltd.	Industrial Conglomerates	3,650	95,761
Keikyu Corp.	Ground Transportation	9,400	82,726
Keio Corp.	Ground Transportation	4,300	134,562
Keisei Electric Railway Co. Ltd.	Ground Transportation	5,200	214,282
Kenedix Office Investment Corp.	Office REITs	28	67,126
Kewpie Corp.	Food Products	3,900	63,572
Keyence Corp.	Electronic Equipment, Instruments & Components	7,340	3,445,664
Kikkoman Corp.	Food Products	6,886	390,287
Kinden Corp.	Construction & Engineering	5,000	67,302
Kintetsu Group Holdings Co. Ltd.	Ground Transportation	6,724	231,864
Kirin Holdings Co. Ltd.	Beverages	27,954	406,444
Kobayashi Pharmaceutical Co. Ltd.	Personal Care Products	2,250	121,751
Kobe Bussan Co. Ltd.	Consumer Staples Distribution & Retail	5,000	128,896
Kobe Steel Ltd.	Metals & Mining	12,351	112,841
Koei Tecmo Holdings Co. Ltd.	Entertainment	5,491	94,426
Koito Manufacturing Co. Ltd.	Automobile Components	8,601	154,275
Kokuyo Co. Ltd.	Commercial Services & Supplies	3,180	43,464
Komatsu Ltd.	Machinery	34,536	927,348
Konami Group Corp.	Entertainment	3,573	185,924
Konica Minolta, Inc.	Technology Hardware, Storage & Peripherals	20,000	68,952
Kose Corp.	Personal Care Products	1,102	105,141
Kotobuki Spirits Co. Ltd.	Food Products	750	54,589
K’s Holdings Corp.	Specialty Retail	5,400	46,907
Kubota Corp.	Machinery	40,000	580,897
Kuraray Co. Ltd.	Chemicals	12,602	121,935
Kurita Water Industries Ltd.	Machinery	4,118	156,532
Kusuri No. Aoki Holdings Co. Ltd.	Consumer Staples Distribution & Retail	600	33,621
Kyocera Corp.	Electronic Equipment, Instruments & Components	11,500	619,895
Kyowa Kirin Co. Ltd.	Pharmaceuticals	9,350	172,335
Kyudenko Corp.	Construction & Engineering	1,450	38,724
[a] Kyushu Electric Power Co., Inc.	Electric Utilities	17,400	110,815
Kyushu Financial Group, Inc.	Banks	14,000	58,757
Kyushu Railway Co.	Ground Transportation	5,900	126,421
LaSalle Logiport REIT	Industrial REITs	67	70,043
Lasertec Corp.	Semiconductors & Semiconductor Equipment	2,857	426,470
Lawson, Inc.	Consumer Staples Distribution & Retail	1,800	79,542
Lintec Corp.	Chemicals	1,700	26,711
Lion Corp.	Household Products	9,062	84,172
Lixil Corp.	Building Products	10,000	126,198
M3, Inc.	Health Care Technology	15,900	342,015
Mabuchi Motor Co. Ltd.	Electrical Equipment	1,850	51,301
Makita Corp.	Machinery	9,186	256,510
Mani, Inc.	Health Care Equipment & Supplies	2,000	23,489
Marubeni Corp.	Trading Companies & Distributors	57,600	972,387
Marui Group Co. Ltd.	Consumer Finance	6,800	117,995
Maruichi Steel Tube Ltd.	Metals & Mining	2,300	52,434
Matsui Securities Co. Ltd.	Capital Markets	4,000	21,974
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	4,508	251,919
Mazda Motor Corp.	Automobiles	21,500	207,287
McDonald’s Holdings Co. Japan Ltd.	Hotels, Restaurants & Leisure	3,200	124,205
Mebuki Financial Group, Inc.	Banks	40,000	94,538
Medipal Holdings Corp.	Health Care Providers & Services	5,000	81,330
MEIJI Holdings Co. Ltd.	Food Products	9,700	215,966
Menicon Co. Ltd.	Health Care Equipment & Supplies	1,850	32,108
[a] Mercari, Inc.	Broadline Retail	4,300	99,932
MINEBEA MITSUMI, Inc.	Machinery	15,000	280,728
MISUMI Group, Inc.	Machinery	10,000	198,499
Mitsubishi Chemical Group Corp.	Chemicals	48,000	286,668
Mitsubishi Corp.	Trading Companies & Distributors	43,625	2,091,682
Mitsubishi Electric Corp.	Electrical Equipment	73,200	1,026,578
Mitsubishi Estate Co. Ltd.	Real Estate Management & Development	41,570	491,817
Mitsubishi Gas Chemical Co., Inc.	Chemicals	6,654	96,241

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Mitsubishi HC Capital, Inc.	Financial Services	24,000	141,890
Mitsubishi Heavy Industries Ltd.	Machinery	10,813	502,066
Mitsubishi Logistics Corp.	Transportation Infrastructure	2,350	57,703
Mitsubishi Materials Corp.	Metals & Mining	4,678	83,617
Mitsubishi Motors Corp.	Automobiles	25,000	86,675
Mitsubishi UFJ Financial Group, Inc.	Banks	435,000	3,205,279
Mitsui & Co. Ltd.	Trading Companies & Distributors	55,877	2,091,884
Mitsui Chemicals, Inc.	Chemicals	6,332	185,270
Mitsui Fudosan Co. Ltd.	Real Estate Management & Development	33,619	665,355
Mitsui Fudosan Logistics Park, Inc.	Industrial REITs	20	69,187
Mitsui High-Tec, Inc.	Semiconductors & Semiconductor Equipment	900	60,836
Mitsui Mining & Smelting Co. Ltd.	Metals & Mining	2,050	46,933
Mitsui OSK Lines Ltd.	Marine Transportation	12,532	299,655
Miura Co. Ltd.	Machinery	3,608	93,361
Mizuho Financial Group, Inc.	Banks	95,605	1,454,564
[a] Money Forward, Inc.	Software	1,623	63,770
MonotaRO Co. Ltd.	Trading Companies & Distributors	8,850	111,624
Mori Hills REIT Investment Corp., Class C	Office REITs	59	60,170
Morinaga & Co. Ltd.	Food Products	1,586	49,434
Morinaga Milk Industry Co. Ltd.	Food Products	1,363	44,492
MS&AD Insurance Group Holdings, Inc.	Insurance	16,991	599,067
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	21,078	1,201,082
Nabtesco Corp.	Machinery	5,000	109,281
Nagase & Co. Ltd.	Trading Companies & Distributors	3,900	64,476
Nagoya Railroad Co. Ltd.	Ground Transportation	7,350	117,572
Nankai Electric Railway Co. Ltd.	Ground Transportation	5,000	111,392
NEC Corp.	IT Services	9,646	464,831
NEC Networks & System Integration Corp.	IT Services	2,550	35,003
NET One Systems Co. Ltd.	IT Services	3,050	66,451
Nexon Co. Ltd.	Entertainment	15,000	285,087
NGK Insulators Ltd.	Machinery	9,500	112,658
NH Foods Ltd.	Food Products	3,786	102,184
NHK Spring Co. Ltd.	Automobile Components	5,900	42,800
Nichirei Corp.	Food Products	3,900	83,135
Nidec Corp.	Electrical Equipment	19,520	1,059,497
Nifco, Inc.	Automobile Components	3,063	90,257
Nihon Kohden Corp.	Health Care Equipment & Supplies	2,650	70,442
Nihon M&A Center Holdings, Inc.	Professional Services	10,000	76,002
Nikon Corp.	Household Durables	11,550	148,435
Nintendo Co. Ltd.	Entertainment	39,234	1,775,825
Nippon Accommodations Fund, Inc.	Residential REITs	17	76,334
Nippon Building Fund, Inc.	Office REITs	57	223,212
Nippon Electric Glass Co. Ltd.	Electronic Equipment, Instruments & Components	2,950	51,648
Nippon Express Holdings, Inc.	Air Freight & Logistics	2,508	140,622
Nippon Kayaku Co. Ltd.	Chemicals	6,000	50,977
Nippon Paint Holdings Co. Ltd.	Chemicals	38,200	312,662
Nippon Prologis REIT, Inc.	Industrial REITs	90	180,143
Nippon Sanso Holdings Corp.	Chemicals	5,000	107,656
Nippon Shinyaku Co. Ltd.	Pharmaceuticals	1,868	75,917
Nippon Shokubai Co. Ltd.	Chemicals	1,200	44,584
Nippon Steel Corp.	Metals & Mining	30,000	623,517
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	1,094,896	1,291,589
Nippon Yusen KK	Marine Transportation	18,150	400,585
Nipro Corp.	Health Care Equipment & Supplies	5,000	35,268
Nishi-Nippon Railroad Co. Ltd.	Ground Transportation	2,850	48,202
Nissan Chemical Corp.	Chemicals	5,000	213,409
Nissan Motor Co. Ltd.	Automobiles	70,000	284,872
Nisshin Seifun Group, Inc.	Food Products	9,554	117,628
Nissin Foods Holdings Co. Ltd.	Food Products	2,550	210,126
Niterra Co. Ltd.	Automobile Components	7,250	144,614
Nitori Holdings Co. Ltd.	Specialty Retail	2,815	313,665
Nitto Denko Corp.	Chemicals	5,458	401,415
Noevir Holdings Co. Ltd.	Personal Care Products	600	22,707
NOF Corp.	Chemicals	2,418	103,104
NOK Corp.	Automobile Components	4,250	61,735

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Nomura Holdings, Inc.	Capital Markets	110,000	416,453
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	3,991	94,270
Nomura Real Estate Master Fund, Inc.	Diversified REITs	169	194,215
Nomura Research Institute Ltd.	IT Services	16,086	440,839
NS Solutions Corp.	IT Services	1,200	33,293
NSK Ltd.	Machinery	16,600	105,364
NTT Data Corp.	IT Services	23,650	328,402
Obayashi Corp.	Construction & Engineering	25,000	215,173
OBIC Business Consultants Co. Ltd.	Software	1,128	41,051
Obic Co. Ltd.	IT Services	2,491	397,085
Odakyu Electric Railway Co. Ltd.	Ground Transportation	11,550	153,869
Oji Holdings Corp.	Paper & Forest Products	35,000	130,183
OKUMA Corp.	Machinery	1,100	58,488
Olympus Corp.	Health Care Equipment & Supplies	46,500	729,021
Omron Corp.	Electronic Equipment, Instruments & Components	6,853	415,727
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	15,000	270,454
Open House Group Co. Ltd.	Household Durables	2,641	94,413
Oracle Corp. Japan	Software	1,250	92,452
Orient Corp.	Consumer Finance	2,250	17,560
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	35,000	1,356,315
ORIX Corp.	Financial Services	44,200	798,924
Orix JREIT, Inc.	Office REITs	100	122,738
Osaka Gas Co. Ltd.	Gas Utilities	15,000	229,097
OSG Corp.	Machinery	2,750	39,166
Otsuka Corp.	IT Services	3,900	150,754
Otsuka Holdings Co. Ltd.	Pharmaceuticals	18,050	658,260
PALTAC Corp.	Distributors	1,150	37,961
Pan Pacific International Holdings Corp.	Broadline Retail	15,000	267,029
Panasonic Holdings Corp.	Household Durables	80,000	970,561
[a] Park24 Co. Ltd.	Commercial Services & Supplies	5,000	67,527
Penta-Ocean Construction Co. Ltd.	Construction & Engineering	10,000	53,420
[a] PeptiDream, Inc.	Biotechnology	3,150	46,639
Persol Holdings Co. Ltd.	Professional Services	6,600	118,223
Pigeon Corp.	Household Products	4,100	56,294
Pola Orbis Holdings, Inc.	Personal Care Products	2,750	39,861
Rakus Co. Ltd.	Software	3,550	59,672
Rakuten Group, Inc.	Broadline Retail	40,000	138,098
Recruit Holdings Co. Ltd.	Professional Services	50,000	1,578,510
Relo Group, Inc.	Real Estate Management & Development	4,000	54,105
[a] Renesas Electronics Corp.	Semiconductors & Semiconductor Equipment	45,000	841,094
Rengo Co. Ltd.	Containers & Packaging	7,900	48,422
[a] RENOVA, Inc.	Independent Power Producers & Energy Traders	1,700	19,054
Resona Holdings, Inc.	Banks	80,000	382,080
Resonac Holdings Corp.	Chemicals	6,950	111,846
Resorttrust, Inc.	Hotels, Restaurants & Leisure	2,581	38,098
Ricoh Co. Ltd.	Technology Hardware, Storage & Peripherals	21,500	181,850
Rinnai Corp.	Household Durables	3,850	83,401
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	3,100	289,978
Rohto Pharmaceutical Co. Ltd.	Personal Care Products	7,300	163,693
Ryohin Keikaku Co. Ltd.	Broadline Retail	8,850	87,101
Sankyo Co. Ltd.	Leisure Products	1,558	62,736
Sankyu, Inc.	Air Freight & Logistics	1,753	57,586
Sanrio Co. Ltd.	Specialty Retail	2,100	89,603
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	12,600	106,834
Sanwa Holdings Corp.	Building Products	7,450	96,156
Sapporo Holdings Ltd.	Beverages	2,400	61,521
Sawai Group Holdings Co. Ltd.	Pharmaceuticals	1,500	37,621
SBI Holdings, Inc.	Capital Markets	9,078	173,885
SBI Shinsei Bank Ltd.	Banks	2,446	47,563
SCREEN Holdings Co. Ltd.	Semiconductors & Semiconductor Equipment	1,492	167,642
SCSK Corp.	IT Services	4,750	74,256
Secom Co. Ltd.	Commercial Services & Supplies	7,146	481,509
Sega Sammy Holdings, Inc.	Leisure Products	5,982	127,144
Seibu Holdings, Inc.	Ground Transportation	7,703	78,983
Seiko Epson Corp.	Technology Hardware, Storage & Peripherals	10,000	154,911

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Seino Holdings Co. Ltd.	Ground Transportation	5,000	70,744
Sekisui Chemical Co. Ltd.	Household Durables	12,300	176,328
Sekisui House Ltd.	Household Durables	21,000	422,150
Sekisui House Reit, Inc.	Diversified REITs	150	87,072
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	28,982	1,244,220
Seven Bank Ltd.	Banks	25,000	48,967
SG Holdings Co. Ltd.	Air Freight & Logistics	15,000	212,492
[a] Sharp Corp.	Household Durables	7,850	43,661
[a] SHIFT, Inc.	IT Services	400	72,495
[a] Shikoku Electric Power Co., Inc.	Electric Utilities	6,000	40,740
Shimadzu Corp.	Electronic Equipment, Instruments & Components	10,000	306,362
Shimamura Co. Ltd.	Specialty Retail	850	80,098
Shimano, Inc.	Leisure Products	2,869	475,603
Shimizu Corp.	Construction & Engineering	20,000	125,963
Shin-Etsu Chemical Co. Ltd.	Chemicals	72,646	2,396,486
Shinko Electric Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	2,418	97,901
Shionogi & Co. Ltd.	Pharmaceuticals	10,000	419,967
Ship Healthcare Holdings, Inc.	Health Care Providers & Services	2,950	48,576
Shiseido Co. Ltd.	Personal Products	14,628	657,139
Shizuoka Financial Group, Inc.	Banks	18,350	131,910
SHO-BOND Holdings Co. Ltd.	Construction & Engineering	1,650	65,253
Shochiku Co. Ltd.	Entertainment	350	26,540
[a] Skylark Holdings Co. Ltd.	Hotels, Restaurants & Leisure	8,400	104,640
SMC Corp.	Machinery	2,095	1,152,043
SMS Co. Ltd.	Professional Services	1,900	37,767
Socionext, Inc.	Semiconductors & Semiconductor Equipment	794	114,649
SoftBank Corp.	Wireless Telecommunication Services	103,600	1,103,843
SoftBank Group Corp.	Wireless Telecommunication Services	36,436	1,707,414
Sohgo Security Services Co. Ltd.	Commercial Services & Supplies	12,800	72,105
Sojitz Corp.	Trading Companies & Distributors	8,746	192,244
Sompo Holdings, Inc.	Insurance	11,686	522,226
Sony Group Corp.	Household Durables	46,476	4,168,965
Sotetsu Holdings, Inc.	Ground Transportation	2,950	51,750
Square Enix Holdings Co. Ltd.	Entertainment	2,928	135,486
Stanley Electric Co. Ltd.	Automobile Components	5,491	110,211
Subaru Corp.	Automobiles	22,903	428,317
Sugi Holdings Co. Ltd.	Consumer Staples Distribution & Retail	1,300	57,744
SUMCO Corp.	Semiconductors & Semiconductor Equipment	12,700	178,196
Sumitomo Bakelite Co. Ltd.	Chemicals	1,200	49,541
Sumitomo Chemical Co. Ltd.	Chemicals	55,000	166,102
Sumitomo Corp.	Trading Companies & Distributors	41,678	876,900
Sumitomo Electric Industries Ltd.	Automobile Components	28,354	344,678
Sumitomo Forestry Co. Ltd.	Household Durables	5,000	120,490
Sumitomo Heavy Industries Ltd.	Machinery	4,286	101,949
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	8,928	286,059
Sumitomo Mitsui Financial Group, Inc.	Banks	47,974	2,044,293
Sumitomo Mitsui Trust Holdings, Inc.	Banks	13,290	470,141
Sumitomo Pharma Co. Ltd.	Pharmaceuticals	6,150	27,190
Sumitomo Realty & Development Co. Ltd.	Real Estate Management & Development	14,900	366,276
Sumitomo Rubber Industries Ltd.	Automobile Components	6,900	66,549
Sundrug Co. Ltd.	Consumer Staples Distribution & Retail	2,450	72,346
Suntory Beverage & Food Ltd.	Beverages	4,700	169,484
Suzuken Co. Ltd.	Health Care Providers & Services	2,650	71,744
Suzuki Motor Corp.	Automobiles	17,058	613,821
Sysmex Corp.	Health Care Equipment & Supplies	7,185	487,269
T&D Holdings, Inc.	Insurance	18,700	272,410
Taiheiyo Cement Corp.	Construction Materials	5,000	98,229
Taisei Corp.	Construction & Engineering	6,582	228,652
Taisho Pharmaceutical Holdings Co. Ltd.	Pharmaceuticals	1,723	64,564
Taiyo Yuden Co. Ltd.	Electronic Equipment, Instruments & Components	4,651	131,516
Takara Bio, Inc.	Biotechnology	1,700	19,384
Takara Holdings, Inc.	Beverages	6,500	52,550
Takashimaya Co. Ltd.	Broadline Retail	5,000	69,637
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	57,280	1,794,074
TBS Holdings, Inc.	Media	1,300	23,583

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

TDK Corp.	Electronic Equipment, Instruments & Components	13,600	523,826
TechnoPro Holdings, Inc.	Professional Services	3,953	84,866
Teijin Ltd.	Chemicals	7,000	69,814
Terumo Corp.	Health Care Equipment & Supplies	24,396	770,018
THK Co. Ltd.	Machinery	5,000	101,878
TIS, Inc.	IT Services	8,500	211,184
Tobu Railway Co. Ltd.	Ground Transportation	7,586	202,489
Toda Corp.	Construction & Engineering	9,000	50,313
Toei Animation Co. Ltd.	Entertainment	200	18,348
Toho Co. Ltd.	Entertainment	4,118	155,876
Toho Gas Co. Ltd.	Gas Utilities	3,151	54,339
[a] Tohoku Electric Power Co., Inc.	Electric Utilities	17,800	109,631
Tokai Carbon Co. Ltd.	Chemicals	7,403	67,507
Tokio Marine Holdings, Inc.	Insurance	69,865	1,602,397
Tokyo Century Corp.	Financial Services	2,300	82,366
[a] Tokyo Electric Power Co. Holdings, Inc.	Electric Utilities	60,000	218,812
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	16,752	2,382,960
Tokyo Gas Co. Ltd.	Gas Utilities	15,000	326,184
Tokyo Ohka Kogyo Co. Ltd.	Chemicals	1,350	81,924
Tokyo Tatemono Co. Ltd.	Real Estate Management & Development	7,700	98,584
Tokyu Corp.	Ground Transportation	22,900	274,813
Tokyu Fudosan Holdings Corp.	Real Estate Management & Development	22,800	129,858
TOPPAN, Inc.	Commercial Services & Supplies	10,000	214,481
Toray Industries, Inc.	Chemicals	55,000	304,577
Toshiba Corp.	Industrial Conglomerates	15,900	496,906
Toshiba TEC Corp.	Technology Hardware, Storage & Peripherals	900	25,655
Tosoh Corp.	Chemicals	10,000	117,549
TOTO Ltd.	Building Products	5,468	163,622
Toyo Seikan Group Holdings Ltd.	Containers & Packaging	5,000	73,235
Toyo Suisan Kaisha Ltd.	Food Products	3,387	152,390
Toyo Tire Corp.	Automobile Components	3,800	50,072
Toyoda Gosei Co. Ltd.	Automobile Components	2,650	49,907
Toyota Boshoku Corp.	Automobile Components	2,300	40,825
Toyota Industries Corp.	Machinery	6,046	428,974
Toyota Motor Corp.	Automobiles	450,000	7,187,359
Toyota Tsusho Corp.	Trading Companies & Distributors	8,386	414,209
Trend Micro, Inc.	Software	4,350	209,020
TS Tech Co. Ltd.	Automobile Components	3,500	43,927
Tsumura & Co.	Pharmaceuticals	2,596	47,821
Tsuruha Holdings, Inc.	Consumer Staples Distribution & Retail	1,423	105,395
UBE Corp.	Chemicals	3,700	63,243
Ulvac, Inc.	Semiconductors & Semiconductor Equipment	1,828	77,048
Unicharm Corp.	Household Products	14,500	535,818
United Urban Investment Corp.	Diversified REITs	111	111,664
Ushio, Inc.	Electrical Equipment	3,900	52,293
USS Co. Ltd.	Specialty Retail	7,900	129,977
Welcia Holdings Co. Ltd.	Consumer Staples Distribution & Retail	3,750	77,719
West Japan Railway Co.	Ground Transportation	8,640	358,070
Workman Co. Ltd.	Specialty Retail	1,700	61,162
Yakult Honsha Co. Ltd.	Food Products	4,890	308,046
Yamada Holdings Co. Ltd.	Specialty Retail	25,000	73,408
Yamaguchi Financial Group, Inc.	Banks	7,400	49,478
Yamaha Corp.	Leisure Products	5,686	216,606
Yamaha Motor Co. Ltd.	Automobiles	11,450	326,543
Yamato Holdings Co. Ltd.	Air Freight & Logistics	12,300	221,517
Yamato Kogyo Co. Ltd.	Metals & Mining	1,200	50,894
Yamazaki Baking Co. Ltd.	Food Products	4,350	58,718
Yaoko Co. Ltd.	Consumer Staples Distribution & Retail	850	42,460
Yaskawa Electric Corp.	Machinery	9,700	441,797
Yokogawa Electric Corp.	Electronic Equipment, Instruments & Components	9,150	167,794
Yokohama Rubber Co. Ltd.	Automobile Components	5,000	108,970
Z Holdings Corp.	Interactive Media & Services	100,000	239,665
Zenkoku Hosho Co. Ltd.	Financial Services	1,850	63,973
Zensho Holdings Co. Ltd.	Hotels, Restaurants & Leisure	3,600	159,433
Zeon Corp.	Chemicals	5,000	48,068

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

ZOZO, Inc.	Specialty Retail	4,003	82,284
Total Common Stocks (Cost $151,246,426)			151,690,835
Total Investments before Short-Term
Investments (Cost $151,246,426)			151,690,835

Short-Term Investments 0.2%
Money Market Funds 0.2%
United States 0.2%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 4.81%	Money Market Funds	256,912	256,912
Total Short-Term Investments
(Cost $256,912)			256,912
Total Investments (Cost $151,503,338) 99.5%			151,947,747
Other Assets, less Liabilities 0.5%			713,886
Net Assets 100.0%			$152,661,633

aNon-income producing.
bThe rate shown is the annualized seven-day effective yield at period end.
cSee Note 3 regarding investments in affiliated management investment companies.

At June 30, 2023 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Japanese Yen	HSBK	Buy	4,988,090,000	$34,510,769	7/05/23	$525	$—
Japanese Yen	BOFA	Buy	4,988,090,000	34,510,770	7/05/23	525	—
Japanese Yen	UBSW	Buy	9,976,180,000	69,021,921	7/05/23	668	—
Japanese Yen	BOFA	Sell	99,761,800	690,674	7/05/23	448	—
Japanese Yen	HSBK	Sell	99,761,800	690,680	7/05/23	454	—
Japanese Yen	UBSW	Sell	199,523,600	1,381,367	7/05/23	915	—
Japanese Yen	BOFA	Sell	99,761,800	707,129	7/05/23	16,903	—
Japanese Yen	HSBK	Sell	99,761,800	707,131	7/05/23	16,905	—
Japanese Yen	UBSW	Sell	199,523,600	1,414,258	7/05/23	33,806	—
Japanese Yen	BOFA	Sell	498,809,000	3,588,526	7/05/23	137,396	—
Japanese Yen	HSBK	Sell	498,809,000	3,588,551	7/05/23	137,422	—
Japanese Yen	UBSW	Sell	997,618,000	7,177,067	7/05/23	274,808	—
Japanese Yen	BOFA	Sell	4,289,757,400	30,822,293	7/05/23	1,142,580	—
Japanese Yen	HSBK	Sell	4,289,757,400	30,822,293	7/05/23	1,142,580	—
Japanese Yen	UBSW	Sell	8,579,514,800	61,644,321	7/05/23	2,284,894	—
Japanese Yen	UBSW	Sell	11,011,733,000	76,506,443	8/02/23	—	(2,913)
Japanese Yen	BOFA	Sell	5,505,867,000	38,252,667	8/02/23	—	(2,015)
Japanese Yen	HSBK	Sell	5,505,867,000	38,253,517	8/02/23	—	(1,164)
Total Forward Exchange Contracts						$5,190,829	$(6,092)
Net unrealized appreciation (depreciation)							$5,184,737

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
			Number of Notional	Expiration	Appreciation
Description			Type Contracts Amount*	Date	(Depreciation)
Index Contracts
Nikkei 225 Mini			Long 8 $183,596	9/07/23	$9,127
*As of period end.

Abbreviations

Selected Portfolio

BOFA	–	Bank of America Corp.
HSBK	–	HSBC Bank PLC
REIT	–	Real Estate Investment Trust
UBSW	–	UBS AG

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Latin America ETF	Industry	Shares	Value
Common Stocks 80.0%
Brazil 43.8%
Ambev SA	Beverages	406,000	$1,296,944
Atacadao SA	Consumer Staples Distribution & Retail	50,400	117,015
Auren Energia SA	Independent Power Producers & Energy Traders	33,600	99,811
B3 SA - Brasil Bolsa Balcao	Capital Markets	534,800	1,619,699
Banco Bradesco SA	Banks	140,000	424,876
Banco BTG Pactual SA	Capital Markets	109,200	711,928
Banco do Brasil SA	Banks	79,900	818,213
Banco Santander Brasil SA	Banks	33,600	213,343
BB Seguridade Participacoes SA	Insurance	61,600	392,917
Bradespar SA	Metals & Mining	2,800	12,137
[a] BRF SA	Food Products	75,600	139,634
Caixa Seguridade Participacoes SA	Insurance	42,000	89,677
CCR SA	Transportation Infrastructure	103,600	301,737
Centrais Eletricas Brasileiras SA	Electric Utilities	123,000	1,013,526
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP	Water Utilities	31,700	371,739
Cia Energetica de Minas Gerais	Electric Utilities	30,800	123,353
Cia Paranaense de Energia	Electric Utilities	28,000	47,769
Cia Siderurgica Nacional SA	Metals & Mining	58,800	147,853
Cielo SA	IT Services	106,400	101,239
Cosan SA	Oil, Gas & Consumable Fuels	112,000	414,660
CPFL Energia SA	Electric Utilities	16,800	119,766
CSN Mineracao SA	Metals & Mining	50,400	43,672
Dexco SA	Paper & Forest Products	30,800	53,313
Diagnosticos da America SA	Health Care Providers & Services	8,400	20,600
EDP - Energias do Brasil SA	Electric Utilities	25,200	123,388
[a] Embraer SA	Aerospace & Defense	67,200	258,269
Energisa SA	Electric Utilities	28,000	291,376
[a] Eneva SA	Independent Power Producers & Energy Traders	112,000	284,876
Engie Brasil Energia SA	Independent Power Producers & Energy Traders	16,800	159,119
Equatorial Energia SA	Electric Utilities	80,100	533,834
[a] Equatorial Energia SA	Electric Utilities	1,222	8,101
[b] GPS Participacoes e Empreendimentos SA	Commercial Services & Supplies	39,200	137,249
Grupo De Moda Soma SA	Textiles, Apparel & Luxury Goods	42,000	104,478
[a] Grupo Mateus SA	Consumer Staples Distribution & Retail	36,400	59,761
[a,b] Hapvida Participacoes e Investimentos SA	Health Care Providers & Services	442,400	401,682
Hypera SA	Pharmaceuticals	37,400	356,711
Intelbras SA Industria de Telecomunicacao Eletronica
Brasileira	Communications Equipment	5,600	30,055
Itau Unibanco Holding SA	Banks	42,000	213,483
Klabin SA	Containers & Packaging	70,000	315,900
Localiza Rent a Car SA	Ground Transportation	78,170	1,110,001
Lojas Renner SA	Broadline Retail	89,600	371,476
M Dias Branco SA	Food Products	11,200	98,836
[a] Magazine Luiza SA	Broadline Retail	285,600	199,517
Marfrig Global Foods SA	Food Products	28,000	42,197
Multiplan Empreendimentos Imobiliarios SA	Real Estate Management & Development	26,800	153,722
[a] Natura & Co. Holding SA	Personal Products	89,600	310,925
Neoenergia SA	Electric Utilities	22,400	98,580
[a] Petro Rio SA	Oil, Gas & Consumable Fuels	62,700	481,948
Petroleo Brasileiro SA	Oil, Gas & Consumable Fuels	344,400	2,363,109
Petroreconcavo SA	Oil, Gas & Consumable Fuels	19,600	77,888
Porto Seguro SA	Insurance	16,800	97,930
Raia Drogasil SA	Consumer Staples Distribution & Retail	104,832	643,248
[b] Rede D’Or Sao Luiz SA	Health Care Providers & Services	72,800	496,803
Rumo SA	Ground Transportation	117,600	541,194
Sao Martinho SA	Food Products	15,800	111,851
Sendas Distribuidora SA	Consumer Staples Distribution & Retail	126,000	359,142
SLC Agricola SA	Food Products	9,830	77,882

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Smartfit Escola de Ginastica e Danca SA	Hotels, Restaurants & Leisure	11,200	49,917
Suzano SA	Paper & Forest Products	65,700	602,250
Telefonica Brasil SA	Diversified Telecommunication Services	41,000	367,759
TIM SA	Wireless Telecommunication Services	75,600	229,119
TOTVS SA	Software	42,000	261,020
Transmissora Alianca de Energia Eletrica SA	Electric Utilities	20,400	159,174
Ultrapar Participacoes SA	Oil, Gas & Consumable Fuels	78,400	307,002
Usinas Siderurgicas de Minas Gerais SA	Metals & Mining	16,800	25,388
Vale SA	Metals & Mining	362,500	4,825,819
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA	Ground Transportation	30,800	77,319
Vibra Energia SA	Specialty Retail	103,600	387,641
WEG SA	Machinery	138,400	1,083,043
			27,985,403
Chile 4.5%
Banco de Chile	Banks	4,077,612	425,426
Banco de Credito e Inversiones SA	Banks	4,984	152,214
Banco Itau Chile SA	Banks	6,824	73,161
Banco Santander Chile	Banks	5,774,636	273,128
CAP SA	Metals & Mining	7,000	51,817
Cencosud SA	Consumer Staples Distribution & Retail	123,200	238,659
Cencosud Shopping SA	Real Estate Management & Development	45,836	82,512
Cia Cervecerias Unidas SA	Beverages	12,124	97,715
Cia Sud Americana de Vapores SA	Marine Transportation	1,651,216	112,085
Colbun SA	Independent Power Producers & Energy Traders	685,104	108,469
Empresas CMPC SA	Paper & Forest Products	111,440	213,113
Empresas Copec SA	Oil, Gas & Consumable Fuels	45,388	336,668
[a] Enel Americas SA	Electric Utilities	1,771,504	236,282
Enel Chile SA	Electric Utilities	2,299,528	149,355
Falabella SA	Broadline Retail	73,696	176,856
Plaza SA	Real Estate Management & Development	28,280	43,664
Quinenco SA	Industrial Conglomerates	25,172	84,414
			2,855,538
Colombia 0.9%
Bancolombia SA	Banks	25,620	190,197
Ecopetrol SA	Oil, Gas & Consumable Fuels	441,112	226,061
Interconexion Electrica SA ESP	Electric Utilities	40,936	165,576
			581,834
Mexico 29.9%
Alfa SAB de CV, Class A	Industrial Conglomerates	338,632	210,281
Alpek SAB de CV	Chemicals	35,448	35,199
America Movil SAB de CV	Wireless Telecommunication Services	2,631,384	2,853,779
Arca Continental SAB de CV	Beverages	41,216	422,818
[b] Banco del Bajio SA	Banks	66,108	200,515
Becle SAB de CV	Beverages	49,700	121,421
[a] Cemex SAB de CV	Construction Materials	1,413,132	996,991
Coca-Cola Femsa SAB de CV	Beverages	49,056	409,255
Concentradora Fibra Danhos SA de CV	Diversified REITs	22,624	28,415
[a] Controladora AXTEL SAB de CV	Diversified Telecommunication Services	338,632	4,383
El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	18,200	110,693
Fibra Uno Administracion SA de CV	Diversified REITs	268,128	390,846
Fomento Economico Mexicano SAB de CV	Beverages	170,100	1,879,773
Gruma SAB de CV, Class B	Food Products	18,172	291,146
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	25,676	272,293
Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	36,036	645,541
Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	18,648	518,878
Grupo Bimbo SAB de CV	Food Products	206,556	1,103,808
Grupo Carso SAB de CV	Industrial Conglomerates	42,056	304,903
Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	42,980	244,866
Grupo Elektra SAB de CV	Banks	5,628	379,720

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Grupo Financiero Banorte SAB de CV, Class O	Banks	269,192	2,216,414
[a] Grupo Financiero Inbursa SAB de CV, Class O	Banks	186,060	441,107
Grupo Mexico SAB de CV, Class B	Metals & Mining	294,588	1,415,527
Grupo Televisa SAB	Media	224,000	230,002
[a] Industrias Penoles SAB de CV	Metals & Mining	11,536	161,721
Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	77,308	171,605
Megacable Holdings SAB de CV	Media	28,308	65,164
Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	118,496	112,551
Orbia Advance Corp. SAB de CV	Chemicals	90,496	194,600
Prologis Property Mexico SA de CV	Industrial REITs	50,064	185,655
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	20,412	204,090
Qualitas Controladora SAB de CV	Insurance	15,512	114,885
Regional SAB de CV	Banks	22,008	159,146
[a] Sitios Latinoamerica SAB de CV	Diversified Telecommunication Services	165,088	66,418
Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	480,816	1,898,537
			19,062,946
United States 0.9%
GCC SAB de CV	Construction Materials	15,400	131,691
JBS SA	Food Products	126,000	456,045
			587,736

Total Common Stocks (Cost $41,326,050)			51,073,457

Preferred Stocks 18.4%
Brazil 16.3%
[a] Alpargatas SA, pfd.	Textiles, Apparel & Luxury Goods	22,400	43,184
[c] Banco Bradesco SA, 5.21%, pfd.	Banks	484,400	1,651,820
[c] Bradespar SA, 12.598%, pfd.	Metals & Mining	24,000	110,498
[a] Braskem SA, Class A, pfd.	Chemicals	16,800	97,025
[c] Centrais Eletricas Brasileiras SA, Class B, 3.356%, pfd.	Electric Utilities	25,200	232,567
[c] Cia Energetica de Minas Gerais, 7.597%, pfd.	Electric Utilities	117,600	313,502
[c] Cia Paranaense de Energia, 10.024%, pfd.	Electric Utilities	123,200	211,718
[c] CTEEP-Cia de Transmissao de Energia Eletrica
Paulista, 3.561%, pfd.	Electric Utilities	16,800	88,318
[c] Gerdau SA, 13.115%, pfd.	Metals & Mining	100,875	524,241
[c] Itau Unibanco Holding SA, 4.585%, pfd.	Banks	450,800	2,655,832
[c] Itausa SA, 5.073%, pfd.	Banks	487,200	973,592
[c] Metalurgica Gerdau SA, 10.051%, pfd.	Metals & Mining	61,600	150,935
[c] Petroleo Brasileiro SA, 15.645%, pfd.	Oil, Gas & Consumable Fuels	523,600	3,205,205
[c] Unipar Carbocloro SA, Class B, 16.598%, pfd.	Chemicals	4,540	74,481
[c] Usinas Siderurgicas de Minas Gerais SA, Class A,
4.653%, pfd.	Metals & Mining	42,000	61,555
			10,394,473
Chile 1.6%
[c] Embotelladora Andina SA, Class B, 7.173%, pfd.,
Class B	Beverages	35,532	93,066
[c] Sociedad Quimica y Minera de Chile SA, Class B,
0.014%, pfd., Class B	Chemicals	12,712	925,473
			1,018,539
Colombia 0.5%
[c] Bancolombia SA, 11.89%, pfd.	Banks	41,832	280,398
[c] Grupo Aval Acciones y Valores SA, 2.963%, pfd.	Banks	409,276	47,634

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[c] Grupo de Inversiones Suramericana SA, 7.969%, pfd.	Financial Services	7,560	23,445
			351,477
Total Preferred Stocks (Cost $9,927,831)			11,764,489
Total Investments (Cost $51,253,881) 98.4%			62,837,946
Other Assets, less Liabilities 1.6%			1,047,893
Net Assets 100.0%			$63,885,839

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $1,236,248, representing 1.9% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Bovespa Index	Long	30	$745,423	8/16/23	$(1,038)
Mex Bolsa Index	Long	12	382,974	9/15/23	(6,934)
Total Futures Contracts					$(7,972)

*As of period end.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Mexico ETF	Industry	Shares	Value
Common Stocks 99.9%
Mexico 99.1%
Alfa SAB de CV, Class A	Industrial Conglomerates	737,858	$458,190
Alpek SAB de CV	Chemicals	76,494	75,957
America Movil SAB de CV	Wireless Telecommunication Services	4,061,926	4,405,226
Arca Continental SAB de CV	Beverages	89,716	920,360
[a] Banco del Bajio SA	Banks	144,066	436,973
Becle SAB de CV	Beverages	109,648	267,879
[b] Cemex SAB de CV	Construction Materials	2,019,996	1,425,145
Coca-Cola Femsa SAB de CV	Beverages	106,766	890,708
Concentradora Fibra Danhos SA de CV	Diversified REITs	49,126	61,699
[b] Controladora AXTEL SAB de CV	Diversified Telecommunication Services	745,932	9,656
El Puerto de Liverpool SAB de CV, Class C1	Broadline Retail	40,156	244,230
Fibra Uno Administracion SA de CV	Diversified REITs	584,182	851,552
Fomento Economico Mexicano SAB de CV	Beverages	271,678	3,002,311
Gruma SAB de CV, Class B	Food Products	39,600	634,459
Grupo Aeroportuario del Centro Norte SAB de CV	Transportation Infrastructure	55,968	593,537
Grupo Aeroportuario del Pacifico SAB de CV, Class B	Transportation Infrastructure	63,126	1,130,824
Grupo Aeroportuario del Sureste SAB de CV, Class B	Transportation Infrastructure	36,102	1,004,533
Grupo Bimbo SAB de CV	Food Products	280,126	1,496,956
Grupo Carso SAB de CV	Industrial Conglomerates	91,740	665,109
Grupo Comercial Chedraui SA de CV	Consumer Staples Distribution & Retail	93,760	534,170
Grupo Elektra SAB de CV	Banks	12,246	826,235
Grupo Financiero Banorte SAB de CV, Class O	Banks	423,500	3,486,921
[b] Grupo Financiero Inbursa SAB de CV, Class O	Banks	386,524	916,362
Grupo Mexico SAB de CV, Class B	Metals & Mining	481,096	2,311,718
Grupo Televisa SAB	Media	488,108	501,185
[b] Industrias Penoles SAB de CV	Metals & Mining	25,208	353,387
Kimberly-Clark de Mexico SAB de CV, Class A	Household Products	169,312	375,832
Megacable Holdings SAB de CV	Media	60,742	139,826
Operadora De Sites Mexicanos SAB de CV	Diversified Telecommunication Services	254,736	241,955
Orbia Advance Corp. SAB de CV	Chemicals	197,284	424,235
Prologis Property Mexico SA de CV	Industrial REITs	109,420	405,767
Promotora y Operadora de Infraestructura SAB de CV	Transportation Infrastructure	44,468	444,615
Qualitas Controladora SAB de CV	Insurance	34,228	253,499
Regional SAB de CV	Banks	48,102	347,839
[b] Sitios Latinoamerica SAB de CV	Diversified Telecommunication Services	359,138	144,489
Wal-Mart de Mexico SAB de CV, Class V	Consumer Staples Distribution & Retail	766,062	3,024,852

			33,308,191
United States 0.8%
GCC SAB de CV	Construction Materials	33,172	283,665

Total Common Stocks (Cost $28,715,895)			33,591,856

Total Investments (Cost $28,715,895) 99.9%			33,591,856
Other Assets, less Liabilities 0.1%			33,426

Net Assets 100.0%			$33,625,282

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $436,973, representing 1.3% of net assets.
bNon-income producing.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Russia ETF	Industry	Shares
Common Stocks 0.0%†
[a] Russia 0.0%†
[b] Aeroflot Russian Airline PJSC	Airlines	174,496	$—
[b] Alrosa PJSC	Metals & Mining	361,232	—
[b] Credit Bank of Moscow PJSC	Banks	2,127,840	—
[b] FederalGrid Co. Unified Energy SystemPJSC	Electric Utilities	80,095,477	—
Gazprom PJSC	Oil, Gas & Consumable Fuels	981,872	—
Inter RAO UES PJSC	Electric Utilities	6,229,280	—
LUKOIL PJSC	Oil, Gas & Consumable Fuels	36,048	—
[b] M.Video PJSC	Specialty Retail	8,000	—
[b] Magnit PJSC	Consumer Staples Distribution & Retail	8,112	—
[b] Magnitogorsk Iron & Steel Works PJSC	Metals & Mining	370,640	—
[b] MMC Norilsk Nickel PJSC	Metals & Mining	2,888	—
Mobile TeleSystems PJSC	Wireless Telecommunication Services	147,584	—
[b] Moscow Exchange MICEX	Capital Markets	253,248	—
Mosenergo PJSC	Electric Utilities	1,418,704	—
Novatek PJSC	Oil, Gas & Consumable Fuels	47,472	—
[b] Novolipetsk Steel PJSC	Metals & Mining	200,944	—
PhosAgro PJSC	Chemicals	6,208	—
[b] Polyus PJSC	Metals & Mining	3,504	—
[b] Raspadskaya OJSC	Metals & Mining	10,720	—
Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	92,320	—
Rostelecom PJSC	Diversified Telecommunication Services	165,056	—
RusHydro PJSC	Electric Utilities	20,149,712	—
[b] Sberbank of Russia PJSC	Banks	959,968	—
[b,c] Segezha Group PJSC	Paper & Forest Products	666,096	—
[b] Severstal PAO	Metals & Mining	27,744	—
[b] Sistema PJSFC	Wireless Telecommunication Services	499,664	—
[b] SovcomflotOAOSovcomflotOAO	Oil, Gas & Consumable Fuels	72,128	—
Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	634,480	—
Tatneft PJSC	Oil, Gas & Consumable Fuels	105,552	—
[b] Unipro PJSC	Independent Power Producers & Energy Traders	1,811,376	—
United Co. RUSAL International PJSC	Metals & Mining	447,600	—
[b] VTB Bank PJSC	Banks	886,353,216	—

Total Common Stocks (Cost $21,363,101)			—

Preferred Stocks 0.0%†
[a] Russia 0.0%†
[d] Bashneft PJSC, pfd.	Oil, Gas & Consumable Fuels	3,392	—
[d] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	682,080	—
[d] Tatneft PJSC, pfd.	Oil, Gas & Consumable Fuels	10,416	—
[d] Transneft PJSC, pfd.	Oil, Gas & Consumable Fuels	276	—

Total Preferred Stocks (Cost $1,113,686)			—

Total Investments (Cost $22,476,787) 0.0%†			—
Other Assets, less Liabilities 100.0%			4,708

Net Assets 100.0%			$4,708

†Rounds to less than 0.1% of net assets.
aFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
bNon-income producing.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $0, representing 0.0% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Saudi Arabia ETF	Industry	Shares
Common Stocks 99.9%
Saudi Arabia 99.9%
Abdullah Al Othaim Markets Co.	Consumer Staples Distribution & Retail	35,568	$132,193
ACWA Power Co.	Independent Power Producers & Energy Traders	10,738	477,537
Advanced Petrochemical Co.	Chemicals	10,270	120,753
Al Rajhi Bank	Banks	141,310	2,750,321
Alinma Bank	Banks	79,027	705,843
Almarai Co. JSC	Food Products	19,643	317,895
Arab National Bank	Banks	53,677	377,100
Arabian Centres Co. Ltd.	Real Estate Management & Development	12,961	76,715
[a] Arabian Drilling Co.	Energy Equipment & Services	2,145	88,072
Arabian Internet & Communications Services Co.	IT Services	2,015	173,311
Bank AlBilad	Banks	39,520	407,770
Bank Al-Jazira	Banks	32,396	157,890
Banque Saudi Fransi	Banks	47,398	526,967
BinDawood Holding Co.	Consumer Staples Distribution & Retail	2,340	46,355
Bupa Arabia for Cooperative Insurance Co.	Insurance	5,980	295,915
Co. for Cooperative Insurance	Insurance	4,940	184,392
Dallah Healthcare Co.	Health Care Providers & Services	3,016	134,931
[a] Dar Al Arkan Real Estate Development Co.	Real Estate Management & Development	42,679	174,553
Dr Sulaiman Al Habib Medical Services Group Co.	Health Care Providers & Services	6,669	508,883
Elm Co.	IT Services	2,067	320,739
[a] Emaar Economic City	Real Estate Management & Development	29,471	73,546
Etihad Etisalat Co.	Wireless Telecommunication Services	30,420	388,492
Jarir Marketing Co.	Specialty Retail	47,411	209,075
Mobile Telecommunications Co. Saudi Arabia	Wireless Telecommunication Services	35,516	134,083
Mouwasat Medical Services Co.	Health Care Providers & Services	3,835	247,439
Nahdi Medical Co.	Consumer Staples Distribution & Retail	3,146	142,592
[a] National Industrialization Co., Class C	Chemicals	26,455	105,236
Power & Water Utility Co. for Jubail & Yanbu	Multi-Utilities	6,032	112,898
Qassim Cement Co.	Construction Materials	3,562	69,327
[a] Rabigh Refining & Petrochemical Co.	Oil, Gas & Consumable Fuels	33,956	104,112
Riyad Bank	Banks	114,946	1,031,256
SABIC Agri-Nutrients Co.	Chemicals	18,811	649,987
Sahara International Petrochemical Co.	Chemicals	28,613	281,118
Saudi Airlines Catering Co.	Commercial Services & Supplies	3,263	85,953
[a] Saudi Arabian Mining Co.	Metals & Mining	92,768	1,043,754
[b] Saudi Arabian Oil Co.	Oil, Gas & Consumable Fuels	225,563	1,939,480
Saudi Aramco Base Oil Co.	Chemicals	4,056	148,152
Saudi Awwal Bank	Banks	75,985	772,877
Saudi Basic Industries Corp.	Chemicals	66,755	1,569,785
Saudi Cement Co.	Construction Materials	6,045	95,735
Saudi Electricity Co.	Electric Utilities	63,037	378,824
Saudi Industrial Investment Group	Chemicals	29,822	210,703
Saudi Investment Bank	Banks	39,520	179,756
[a] Saudi Kayan Petrochemical Co.	Chemicals	59,267	218,378
Saudi National Bank	Banks	212,420	2,084,159
[a] Saudi Research & Media Group	Media	2,587	130,223
Saudi Tadawul Group Holding Co.	Capital Markets	3,874	194,387
Saudi Telecom Co.	Diversified Telecommunication Services	133,315	1,546,165
Saudia Dairy & Foodstuff Co.	Food Products	1,248	106,143
Savola Group	Food Products	21,099	234,296
[a] Seera Group Holding	Hotels, Restaurants & Leisure	11,869	84,017
Southern Province Cement Co.	Construction Materials	5,538	78,994
United Electronics Co.	Specialty Retail	3,172	62,075
Yamama Cement Co.	Construction Materials	8,008	80,385
Yanbu Cement Co.	Construction Materials	6,227	71,058

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Yanbu National Petrochemical Co.	Chemicals	22,230	281,231
Total Common Stocks (Cost $20,895,309)			23,123,826
Total Investments (Cost $20,895,309) 99.9%			23,123,826
Other Assets, less Liabilities 0.1%			13,434
Net Assets 100.0%			$23,137,260

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $1,939,480, representing 8.4% of net assets.

At June 30, 2023 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
South African Rand	SSB	Sell	421,815	$112,400	7/03/23	$—	$(63)
Net unrealized appreciation (depreciation)							$(63)

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE South Africa ETF	Industry	Shares	Value
Common Stocks 99.9%
Luxembourg 1.3%
Reinet Investments SCA	Capital Markets	1,258	$27,765
Romania 1.3%
NEPI Rockcastle NV	Real Estate Management & Development	4,510	26,373
South Africa 97.3%
Absa Group Ltd.	Banks	7,702	68,457
African Rainbow Minerals Ltd.	Metals & Mining	980	10,324
Anglo American Platinum Ltd.	Metals & Mining	524	23,612
AngloGold Ashanti Ltd.	Metals & Mining	3,904	82,204
Aspen Pharmacare Holdings Ltd.	Pharmaceuticals	3,430	33,339
AVI Ltd.	Food Products	3,068	11,058
Bid Corp. Ltd.	Consumer Staples Distribution & Retail	3,096	67,732
Bidvest Group Ltd.	Industrial Conglomerates	3,160	43,764
Capitec Bank Holdings Ltd.	Banks	790	65,564
Clicks Group Ltd.	Consumer Staples Distribution & Retail	2,266	31,342
[a] Dis-Chem Pharmacies Ltd.	Consumer Staples Distribution & Retail	3,594	4,486
[b] Discovery Ltd.	Insurance	4,946	38,186
Exxaro Resources Ltd.	Oil, Gas & Consumable Fuels	2,242	19,495
FirstRand Ltd.	Financial Services	46,578	168,893
Foschini Group Ltd.	Specialty Retail	2,990	14,881
Gold Fields Ltd.	Metals & Mining	8,188	113,402
Growthpoint Properties Ltd.	Diversified REITs	31,638	19,528
Harmony Gold Mining Co. Ltd.	Metals & Mining	5,048	21,177
Impala Platinum Holdings Ltd.	Metals & Mining	7,618	50,536
Investec Ltd.	Capital Markets	2,534	14,221
Kumba Iron Ore Ltd.	Metals & Mining	504	11,807
Life Healthcare Group Holdings Ltd.	Health Care Providers & Services	12,752	13,872
Momentum Metropolitan Holdings	Insurance	11,496	10,990
Mr Price Group Ltd.	Specialty Retail	2,386	18,213
MTN Group Ltd.	Wireless Telecommunication Services	16,778	122,696
MultiChoice Group	Media	2,712	13,708
Naspers Ltd., Class N	Broadline Retail	1,746	314,148
Nedbank Group Ltd.	Banks	4,472	54,110
Netcare Ltd.	Health Care Providers & Services	13,376	10,203
[b] Northam Platinum Holdings Ltd.	Metals & Mining	3,348	22,238
Old Mutual Ltd.	Insurance	41,538	26,649
OUTsurance Group Ltd.	Insurance	7,804	14,041
[a] Pepkor Holdings Ltd.	Specialty Retail	19,154	16,730
Pick n Pay Stores Ltd.	Consumer Staples Distribution & Retail	3,240	6,668
Redefine Properties Ltd.	Diversified REITs	62,688	10,917
Remgro Ltd.	Financial Services	4,716	36,710
Royal Bafokeng Platinum Ltd.	Metals & Mining	668	4,415
Sanlam Ltd.	Insurance	16,304	50,359
Santam Ltd.	Insurance	376	5,752
Sappi Ltd.	Paper & Forest Products	5,238	10,816
Sasol Ltd.	Chemicals	5,372	66,331
Shoprite Holdings Ltd.	Consumer Staples Distribution & Retail	4,450	53,142
Sibanye Stillwater Ltd.	Metals & Mining	26,068	40,017
Standard Bank Group Ltd.	Banks	12,452	117,031
Tiger Brands Ltd.	Food Products	1,452	12,853
Transaction Capital Ltd.	Consumer Finance	5,506	1,699
Vodacom Group Ltd.	Wireless Telecommunication Services	5,544	34,395

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Woolworths Holdings Ltd.	Broadline Retail	8,510	32,141
			2,034,852
Total Common Stocks (Cost $2,666,159)			2,088,990
Total Investments (Cost $2,666,159) 99.9%			2,088,990
Other Assets, less Liabilities 0.1%			1,084
Net Assets 100.0%			$2,090,074

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $21,216, representing 1.0% of net assets.
bNon-income producing.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE South Korea ETF	Industry	Shares
Common Stocks 94.3%
South Korea 94.3%
[a] Alteogen, Inc., Class A	Biotechnology	15,402	$502,042
Amorepacific Corp., Class H	Personal Care Products	13,288	984,259
AMOREPACIFIC Group, Class A	Personal Care Products	11,476	229,494
BGF retail Co. Ltd.	Consumer Staples Distribution & Retail	3,624	481,036
BNK Financial Group, Inc., Class H	Banks	125,481	659,950
Celltrion Healthcare Co. Ltd., Class A	Health Care Providers & Services	44,847	2,229,331
[a] Celltrion Pharm, Inc., Class A	Pharmaceuticals	9,211	533,373
Celltrion, Inc., Class A	Biotechnology	50,132	5,817,313
Cheil Worldwide, Inc., Class A	Media	31,559	434,231
CJ CheilJedang Corp., Class A	Food Products	3,624	741,220
CJ Corp., Class A	Industrial Conglomerates	5,889	305,255
[a] CJ ENM Co. Ltd., Class A	Entertainment	4,681	222,744
CJ Logistics Corp., Class A	Air Freight & Logistics	3,775	218,882
Coway Co. Ltd.	Household Durables	25,821	861,255
[a] Daewoo Engineering & Construction Co. Ltd., Class A	Construction & Engineering	90,600	279,504
DB Insurance Co. Ltd., Class A	Insurance	20,385	1,154,116
DGB Financial Group, Inc., Class A	Banks	70,517	389,070
DL E&C Co. Ltd., Class A	Construction & Engineering	13,439	354,423
DL Holdings Co. Ltd., Class A	Chemicals	5,587	175,117
Dongsuh Cos., Inc., Class A	Consumer Staples Distribution & Retail	14,043	202,708
Doosan Bobcat, Inc., Class A	Machinery	22,348	995,581
[a] Doosan Enerbility Co. Ltd., Class H	Electrical Equipment	193,431	2,658,548
Ecopro BM Co. Ltd.	Electrical Equipment	20,838	3,937,815
E-MART, Inc., Class A	Consumer Staples Distribution & Retail	8,909	519,942
F&F Co. Ltd.	Textiles, Apparel & Luxury Goods	7,248	657,884
Fila Holdings Corp.	Textiles, Apparel & Luxury Goods	23,405	710,507
Green Cross Corp.	Biotechnology	2,416	210,494
GS Engineering & Construction Corp.	Construction & Engineering	28,539	403,724
GS Holdings Corp.	Industrial Conglomerates	20,385	567,002
GS Retail Co. Ltd.	Consumer Staples Distribution & Retail	17,667	307,042
Hana Financial Group, Inc.	Banks	131,068	3,899,264
Hanjin Kal Corp.	Passenger Airlines	14,345	510,047
Hankook Tire & Technology Co. Ltd.	Automobile Components	33,673	879,104
Hanmi Pharm Co. Ltd.	Pharmaceuticals	3,473	813,130
Hanmi Science Co. Ltd.	Pharmaceuticals	11,174	281,120
Hanon Systems	Automobile Components	73,386	509,606
Hanwha Aerospace Co. Ltd.	Aerospace & Defense	15,704	1,518,377
Hanwha Corp.	Industrial Conglomerates	20,536	466,780
Hanwha Corp.	Industrial Conglomerates	10,570	119,365
[a] Hanwha Galleria Corp.	Broadline Retail	53,001	61,020
[a] Hanwha Life Insurance Co. Ltd.	Insurance	163,835	320,794
[a] Hanwha Ocean Co. Ltd., Class A	Machinery	21,744	622,129
[a] Hanwha Solutions Corp.	Chemicals	46,961	1,507,571
HD Hyundai Co. Ltd.	Oil, Gas & Consumable Fuels	19,177	871,781
[a] HD Hyundai Heavy Industries Co. Ltd.	Machinery	8,607	860,275
HD Hyundai Infracore Co. Ltd.	Machinery	62,363	566,054
[a] HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	Machinery	19,630	1,735,586
Hite Jinro Co. Ltd.	Beverages	14,043	230,204
HL Mando Co. Ltd.	Automobile Components	15,100	617,683
[a] HLB, Inc.	Health Care Equipment & Supplies	46,659	1,150,850
HMM Co. Ltd.	Marine Transportation	132,880	1,900,951
Hotel Shilla Co. Ltd.	Specialty Retail	14,194	790,680
[a] HYBE Co. Ltd.	Entertainment	8,305	1,774,263
Hyundai Department Store Co. Ltd.	Broadline Retail	6,644	248,586
Hyundai Engineering & Construction Co. Ltd.	Construction & Engineering	33,220	960,560
Hyundai Glovis Co. Ltd.	Air Freight & Logistics	8,456	1,268,737
Hyundai Marine & Fire Insurance Co. Ltd.	Insurance	26,576	626,255

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Hyundai Mipo Dockyard Co. Ltd.	Machinery	9,211	587,200
Hyundai Mobis Co. Ltd.	Automobile Components	28,237	4,982,433
Hyundai Motor Co.	Automobiles	62,665	9,820,759
Hyundai Steel Co.	Metals & Mining	38,203	978,523
Hyundai Wia Corp.	Automobile Components	7,248	368,547
Industrial Bank of Korea	Banks	123,820	971,653
Kakao Corp.	Interactive Media & Services	138,165	5,148,485
[a] Kakao Games Corp.	Entertainment	18,271	455,510
KakaoBank Corp.	Banks	97,697	1,760,941
[a] Kakaopay Corp.	Financial Services	9,664	344,711
Kangwon Land, Inc.	Hotels, Restaurants & Leisure	48,622	641,331
KB Financial Group, Inc.	Banks	176,519	6,396,829
KCC Corp.	Chemicals	1,812	270,085
KEPCO Plant Service & Engineering Co. Ltd.	Commercial Services & Supplies	9,664	244,598
Kia Corp.	Automobiles	113,854	7,647,007
Korea Aerospace Industries Ltd.	Aerospace & Defense	31,861	1,288,803
[a] Korea Electric Power Corp.	Electric Utilities	116,421	1,820,114
[a] Korea Gas Corp.	Gas Utilities	11,929	232,668
Korea Investment Holdings Co. Ltd.	Capital Markets	17,365	680,024
Korea Zinc Co. Ltd.	Metals & Mining	4,681	1,731,862
Korean Air Lines Co. Ltd.	Passenger Airlines	84,409	1,559,867
[a] Krafton, Inc.	Entertainment	13,439	1,986,808
KT&G Corp.	Tobacco	46,961	2,950,989
Kumho Petrochemical Co. Ltd.	Chemicals	7,701	775,565
L&F Co. Ltd.	Electronic Equipment, Instruments & Components	11,325	2,088,548
LG Chem Ltd.	Chemicals	21,442	10,854,031
LG Corp.	Industrial Conglomerates	40,921	2,732,932
[a] LG Display Co. Ltd.	Electronic Equipment, Instruments & Components	101,925	1,219,093
LG Electronics, Inc.	Household Durables	49,075	4,718,857
[a] LG Energy Solution Ltd.	Electrical Equipment	15,704	6,590,758
LG H&H Co. Ltd.	Personal Care Products	4,228	1,472,813
LG Innotek Co. Ltd.	Electronic Equipment, Instruments & Components	6,342	1,489,659
LG Uplus Corp.	Diversified Telecommunication Services	95,734	779,589
Lotte Chemical Corp.	Chemicals	8,305	974,426
Lotte Chilsung Beverage Co. Ltd.	Beverages	1,661	159,841
Lotte Corp.	Industrial Conglomerates	12,080	229,196
Lotte Energy Materials Corp.	Electronic Equipment, Instruments & Components	9,815	359,035
LOTTE Fine Chemical Co. Ltd.	Chemicals	6,644	349,936
Lotte Shopping Co. Ltd.	Broadline Retail	5,134	267,288
LS Corp.	Electrical Equipment	7,852	553,600
[a] Meritz Financial Group, Inc.	Financial Services	45,602	1,436,256
Mirae Asset Securities Co. Ltd.	Capital Markets	116,874	641,293
Mirae Asset Securities Co. Ltd.	Capital Markets	62,967	177,769
NAVER Corp.	Interactive Media & Services	65,383	9,070,704
NCSoft Corp.	Entertainment	7,248	1,622,707
[a,b] Netmarble Corp.	Entertainment	9,815	365,739
NH Investment & Securities Co. Ltd., Class C	Capital Markets	61,004	442,142
[a] NHN Corp.	Entertainment	7,550	140,956
NongShim Co. Ltd.	Food Products	1,510	456,100
[a] OCI Co. Ltd.	Chemicals	2,567	237,676
OCI Holdings Co. Ltd.	Chemicals	5,738	493,390
Orion Corp.	Food Products	9,815	893,864
Ottogi Corp.	Food Products	604	179,919
Pan Ocean Co. Ltd.	Marine Transportation	110,079	432,747
[a] Paradise Co. Ltd.	Hotels, Restaurants & Leisure	20,838	223,459
[a] Pearl Abyss Corp.	Entertainment	14,949	596,757
POSCO Future M Co. Ltd.	Construction Materials	12,986	3,478,965
POSCO Holdings, Inc.	Metals & Mining	34,126	10,048,866
Posco International Corp.	Trading Companies & Distributors	20,838	630,209
S-1 Corp.	Commercial Services & Supplies	8,758	354,268
[a,b] Samsung Biologics Co. Ltd.	Life Sciences Tools & Services	8,003	4,518,827
Samsung C&T Corp.	Industrial Conglomerates	38,052	3,052,477
Samsung Card Co. Ltd.	Consumer Finance	13,741	309,203
Samsung Electro-Mechanics Co. Ltd.	Electronic Equipment, Instruments & Components	25,368	2,781,980
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	1,051,262	57,603,397

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Samsung Engineering Co. Ltd.	Construction & Engineering	71,423	1,533,997
Samsung Fire & Marine Insurance Co. Ltd.	Insurance	14,949	2,609,396
[a] Samsung Heavy Industries Co. Ltd.	Machinery	296,564	1,501,220
Samsung Life Insurance Co. Ltd.	Insurance	33,673	1,719,875
Samsung SDI Co. Ltd.	Electronic Equipment, Instruments & Components	23,858	12,113,233
Samsung SDS Co. Ltd.	IT Services	16,610	1,549,250
Samsung Securities Co. Ltd.	Capital Markets	28,841	787,976
SD Biosensor, Inc.	Health Care Equipment & Supplies	15,100	140,153
Seegene, Inc.	Biotechnology	12,231	190,754
[a] Shin Poong Pharmaceutical Co. Ltd.	Pharmaceuticals	15,402	185,855
Shinhan Financial Group Co. Ltd.	Banks	218,950	5,649,679
Shinsegae, Inc.	Broadline Retail	3,171	428,608
[a] SK Biopharmaceuticals Co. Ltd.	Pharmaceuticals	12,835	788,033
[a] SK Bioscience Co. Ltd.	Biotechnology	10,872	655,959
SK Chemicals Co. Ltd.	Chemicals	4,530	241,343
SK Hynix, Inc.	Semiconductors & Semiconductor Equipment	245,979	21,505,545
[a,b] SK IE Technology Co. Ltd.	Chemicals	11,627	854,167
[a] SK Innovation Co. Ltd.	Oil, Gas & Consumable Fuels	24,009	2,888,041
SK Networks Co. Ltd.	Trading Companies & Distributors	61,004	235,192
[a] SK Square Co. Ltd.	Industrial Conglomerates	44,847	1,506,075
SK, Inc.	Industrial Conglomerates	15,855	1,789,275
SKC Co. Ltd.	Chemicals	8,305	615,162
S-Oil Corp.	Oil, Gas & Consumable Fuels	18,724	947,817
Solus Advanced Materials Co. Ltd.	Electronic Equipment, Instruments & Components	6,040	169,834
SSANGYONG C&E Co. Ltd.	Construction Materials	50,434	202,479
Wemade Co. Ltd.	Entertainment	7,701	228,228
Woori Financial Group, Inc.	Banks	288,259	2,579,269
Yuhan Corp.	Pharmaceuticals	23,858	1,093,631

Total Common Stocks (Cost $299,519,191)			306,239,264

Preferred Stocks 3.8%
South Korea 3.8%
[c] Amorepacific Corp., 2.175%, pfd.	Personal Care Products	4,832	115,515
[c] CJ CheilJedang Corp., 3.355%, pfd.	Food Products	604	62,158
[c] Hyundai Motor Co., 5.561%, pfd.	Automobiles	15,855	1,319,996
[c] Hyundai Motor Co., 5.561%, pfd.	Automobiles	9,966	822,905
[c] LG Chem Ltd., 2.855%, pfd.	Chemicals	3,473	927,785
[c] LG Electronics, Inc., 1.376%, pfd.	Household Durables	7,852	324,770
[c] LG H&H Co. Ltd., 2.160%, pfd.	Personal Care Products	906	128,923
[c] Samsung Electronics Co. Ltd., 1.822%, pfd.	Technology Hardware, Storage & Peripherals	183,012	8,264,117
[c] Samsung Fire & Marine Insurance Co. Ltd., 8.054%, pfd.	Insurance	1,208	157,137
[c] Samsung SDI Co. Ltd., 0.336%, pfd.	Electronic Equipment, Instruments & Components	604	147,144

Total Preferred Stocks (Cost $11,383,275)			12,270,450

Total Investments (Cost $310,902,466) 98.1%			318,509,714
Other Assets, less Liabilities 1.9%			6,158,915

Net Assets 100.0%			$324,668,629

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $5,738,733, representing 1.8% of net assets.
cVariable rate security. The rate shown represents the yield at period end.

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
				Value/Unrealized
	Number of	Notional	Expiration	Appreciation
Description	Type Contracts	Amount*	Date	(Depreciation)
Index Contracts
Kospi 200 Mini	Long 96	$6,201,950	9/14/23	$(63,666)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Switzerland ETF	Industry	Shares	Value
Common Stocks 98.1%
Switzerland 95.7%
ABB Ltd.	Electrical Equipment	47,209	$1,856,383
Adecco Group AG	Professional Services	6,035	197,175
Alcon, Inc.	Health Care Equipment & Supplies	17,391	1,440,422
Bachem Holding AG, Class B	Life Sciences Tools & Services	1,190	103,750
Baloise Holding AG	Insurance	1,700	249,684
Banque Cantonale Vaudoise	Banks	1,071	113,127
Barry Callebaut AG	Food Products	135	260,599
Belimo Holding AG	Building Products	357	178,051
BKW AG	Electric Utilities	680	120,092
Chocoladefabriken Lindt & Spruengli AG	Food Products	77	967,395
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	14,994	2,541,597
[a] Clariant AG	Chemicals	8,602	124,225
DKSH Holding AG	Professional Services	1,360	101,166
Emmi AG	Food Products	85	81,993
EMS-Chemie Holding AG	Chemicals	269	203,558
Flughafen Zurich AG	Transportation Infrastructure	714	148,363
Geberit AG	Building Products	1,259	658,736
Georg Fischer AG	Machinery	3,108	233,278
Givaudan SA	Chemicals	301	997,558
Helvetia Holding AG	Insurance	1,326	179,339
Julius Baer Group Ltd.	Capital Markets	7,990	503,165
Kuehne & Nagel International AG	Marine Transportation	1,904	563,336
Logitech International SA	Technology Hardware, Storage & Peripherals	6,052	360,150
Lonza Group AG	Life Sciences Tools & Services	2,480	1,478,603
Nestle SA	Food Products	88,281	10,617,600
Novartis AG	Pharmaceuticals	69,156	6,956,955
Partners Group Holding AG	Capital Markets	836	786,428
PSP Swiss Property AG	Real Estate Management & Development	1,717	191,727
Roche Holding AG	Pharmaceuticals	23,766	7,265,412
Roche Holding AG	Pharmaceuticals	986	323,579
Schindler Holding AG, PC	Machinery	1,547	362,606
Schindler Holding AG	Machinery	714	160,414
SGS SA	Professional Services	5,583	527,691
[a] SIG Group AG	Containers & Packaging	12,512	345,159
Sika AG	Chemicals	5,083	1,452,773
Sonova Holding AG	Health Care Equipment & Supplies	1,921	511,465
Straumann Holding AG	Health Care Equipment & Supplies	4,047	656,594
Swatch Group AG	Textiles, Apparel & Luxury Goods	1,088	317,528
Swatch Group AG	Textiles, Apparel & Luxury Goods	2,006	110,205
Swiss Life Holding AG	Insurance	1,156	675,782
Swiss Prime Site AG	Real Estate Management & Development	2,873	249,358
Swiss Re AG	Insurance	10,948	1,101,836
Swisscom AG	Diversified Telecommunication Services	969	604,156
Tecan Group AG	Life Sciences Tools & Services	476	182,600
Temenos AG	Software	2,295	182,492
UBS Group AG	Capital Markets	93,687	1,894,893
[b] VAT Group AG	Machinery	969	400,749
Zurich Insurance Group AG	Insurance	4,471	2,123,431

			51,663,178

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

United States 2.4%
[a] Holcim AG, Class B	Construction Materials	19,448	1,308,634
Total Common Stocks (Cost $50,046,899)			52,971,812
Total Investments (Cost $50,046,899) 98.1%			52,971,812
Other Assets, less Liabilities 1.9%			1,028,622
Net Assets 100.0%			$54,000,434

aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $400,749, representing 0.7% of net assets.

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
Swiss Mid Cap Future Index	Long	32	$963,237	9/15/23	$(17,083)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE Taiwan ETF	Industry	Shares	Value
Common Stocks 98.5%
China 1.1%
Airtac International Group, Class A	Machinery	35,250	$1,160,117
Silergy Corp.	Semiconductors & Semiconductor Equipment	73,690	910,936

			2,071,053
Taiwan 97.1%
Accton Technology Corp.	Communications Equipment	120,010	1,344,812
Acer, Inc., Class H	Technology Hardware, Storage & Peripherals	658,000	662,342
Advanced Energy Solution Holding Co. Ltd.	Electrical Equipment	5,640	147,227
Advantech Co. Ltd.	Technology Hardware, Storage & Peripherals	94,000	1,235,949
ASE Technology Holding Co. Ltd., Class A	Semiconductors & Semiconductor Equipment	767,700	2,723,783
Asia Cement Corp.	Construction Materials	551,360	786,026
ASMedia Technology, Inc.	Semiconductors & Semiconductor Equipment	8,940	302,837
ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	6,780	620,431
Asustek Computer, Inc.	Technology Hardware, Storage & Peripherals	158,060	1,596,104
AUO Corp., Class H	Electronic Equipment, Instruments & Components	1,598,000	954,352
Capital Securities Corp., Class A	Capital Markets	470,000	215,046
Catcher Technology Co. Ltd.	Technology Hardware, Storage & Peripherals	154,260	869,259
Cathay Financial Holding Co. Ltd., Class A	Insurance	2,068,000	2,865,167
[a] Chailease Holding Co. Ltd., Class A	Financial Services	312,862	2,049,282
Chang Hwa Commercial Bank Ltd., Class A	Banks	1,504,033	900,647
Cheng Shin Rubber Industry Co. Ltd., Class A	Automobile Components	409,700	528,166
Chicony Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	138,240	434,989
China Airlines Ltd., Class A	Passenger Airlines	658,000	553,536
[a] China Development Financial Holding Corp., Class A	Insurance	3,528,000	1,404,653
China Motor Corp., Class A	Automobiles	56,720	169,371
China Steel Corp., Class A	Metals & Mining	2,773,000	2,617,676
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	851,680	3,185,818
Compal Electronics, Inc., Class H	Technology Hardware, Storage & Peripherals	940,000	882,820
CTBC Financial Holding Co. Ltd., Class A	Banks	4,089,000	3,262,587
Delta Electronics, Inc., Class A	Electronic Equipment, Instruments & Components	484,290	5,356,898
E Ink Holdings, Inc.	Electronic Equipment, Instruments & Components	201,700	1,457,159
E.Sun Financial Holding Co. Ltd., Class A	Banks	3,243,000	2,712,522
Eclat Textile Co. Ltd., Class A	Textiles, Apparel & Luxury Goods	44,760	717,867
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	15,557	1,103,918
[a] ENNOSTAR, Inc., Class H	Semiconductors & Semiconductor Equipment	157,940	263,702
Eternal Materials Co. Ltd., Class H	Chemicals	213,985	221,924
Eva Airways Corp., Class H	Passenger Airlines	567,000	724,577
Evergreen Marine Corp. Taiwan Ltd.	Marine Transportation	229,600	689,290
Far Eastern International Bank	Banks	486,091	185,730
Far Eastern New Century Corp.	Industrial Conglomerates	873,000	937,625
Far EasTone Telecommunications Co. Ltd.	Wireless Telecommunication Services	356,000	898,444
Feng TAY Enterprise Co. Ltd.	Textiles, Apparel & Luxury Goods	99,200	625,883
First Financial Holding Co. Ltd.	Banks	2,350,000	2,086,323
Formosa Chemicals & Fibre Corp.	Chemicals	770,400	1,659,806
Formosa Petrochemical Corp.	Oil, Gas & Consumable Fuels	305,780	827,666
Formosa Plastics Corp.	Chemicals	839,700	2,310,594
Formosa Sumco Technology Corp.	Semiconductors & Semiconductor Equipment	12,720	68,410
Formosa Taffeta Co. Ltd.	Textiles, Apparel & Luxury Goods	235,000	211,273
Foxconn Technology Co. Ltd.	Electronic Equipment, Instruments & Components	247,420	441,701
Fubon Financial Holding Co. Ltd.	Insurance	1,662,749	3,246,003
Genius Electronic Optical Co. Ltd.	Electronic Equipment, Instruments & Components	19,270	245,017
Giant Manufacturing Co. Ltd.	Leisure Products	70,335	519,419
Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment	47,470	757,520
Hiwin Technologies Corp.	Machinery	66,189	504,740
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	2,673,600	9,700,486
Hotai Motor Co. Ltd.	Specialty Retail	71,750	1,875,275
[a] HTC Corp.	Technology Hardware, Storage & Peripherals	169,500	310,760
Hua Nan Financial Holdings Co. Ltd., Class C	Banks	2,266,000	1,615,219

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Innolux Corp.	Electronic Equipment, Instruments & Components	1,861,155	911,320
Inventec Corp.	Technology Hardware, Storage & Peripherals	684,000	948,765
Largan Precision Co. Ltd.	Electronic Equipment, Instruments & Components	23,030	1,575,042
Lite-On Technology Corp.	Technology Hardware, Storage & Peripherals	483,200	1,605,780
MediaTek, Inc.	Semiconductors & Semiconductor Equipment	334,700	7,393,716
Mega Financial Holding Co. Ltd.	Banks	2,497,150	3,062,856
Micro-Star International Co. Ltd.	Technology Hardware, Storage & Peripherals	155,700	882,373
momo.com, Inc.	Broadline Retail	12,698	280,506
Nan Ya Plastics Corp.	Chemicals	1,276,000	2,970,348
Nan Ya Printed Circuit Board Corp.	Electronic Equipment, Instruments & Components	47,000	398,401
Nanya Technology Corp.	Semiconductors & Semiconductor Equipment	182,470	414,804
Nien Made Enterprise Co. Ltd.	Household Durables	31,020	341,131
Novatek Microelectronics Corp.	Semiconductors & Semiconductor Equipment	129,310	1,770,801
Oneness Biotech Co. Ltd.	Pharmaceuticals	77,684	538,771
Pegatron Corp.	Technology Hardware, Storage & Peripherals	458,000	1,099,982
Pou Chen Corp.	Textiles, Apparel & Luxury Goods	611,000	617,974
Powerchip Semiconductor Manufacturing Corp.	Semiconductors & Semiconductor Equipment	658,000	653,891
Powertech Technology, Inc.	Semiconductors & Semiconductor Equipment	157,100	529,644
President Chain Store Corp.	Consumer Staples Distribution & Retail	128,480	1,165,394
Quanta Computer, Inc.	Technology Hardware, Storage & Peripherals	595,780	2,907,690
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	107,186	1,333,609
Ruentex Development Co. Ltd.	Real Estate Management & Development	526,900	608,199
Shanghai Commercial & Savings Bank Ltd.	Banks	846,000	1,233,232
[a] Shin Kong Financial Holding Co. Ltd.	Insurance	3,008,000	859,580
Sino-American Silicon Products, Inc.	Semiconductors & Semiconductor Equipment	119,980	622,157
SinoPac Financial Holdings Co. Ltd.	Banks	2,527,969	1,408,283
Synnex Technology International Corp.	Electronic Equipment, Instruments & Components	301,500	561,480
Taishin Financial Holding Co. Ltd.	Banks	2,585,872	1,569,233
Taiwan Business Bank	Banks	1,181,631	540,649
Taiwan Cement Corp.	Construction Materials	1,411,418	1,724,364
Taiwan Cooperative Financial Holding Co. Ltd.	Banks	2,256,000	2,031,845
Taiwan Fertilizer Co. Ltd.	Chemicals	163,200	317,025
[a] Taiwan Glass Industry Corp.	Building Products	339,000	210,076
Taiwan High Speed Rail Corp.	Transportation Infrastructure	470,000	485,174
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	391,340	1,201,243
Taiwan Secom Co. Ltd.	Commercial Services & Supplies	63,960	235,143
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	1,975,300	36,532,062
Teco Electric & Machinery Co. Ltd.	Electrical Equipment	423,000	723,913
Transcend Information, Inc.	Technology Hardware, Storage & Peripherals	63,960	161,006
[a] U-Ming Marine Transport Corp.	Marine Transportation	94,000	142,760
Unimicron Technology Corp.	Electronic Equipment, Instruments & Components	293,000	1,655,766
Uni-President Enterprises Corp.	Food Products	1,074,000	2,631,161
United Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,642,000	4,114,274
Vanguard International Semiconductor Corp.	Semiconductors & Semiconductor Equipment	201,200	568,498
Voltronic Power Technology Corp.	Electrical Equipment	14,570	919,265
Walsin Lihwa Corp.	Electrical Equipment	564,000	742,475
Walsin Technology Corp.	Electronic Equipment, Instruments & Components	110,960	339,886
Wan Hai Lines Ltd.	Marine Transportation	211,130	399,964
Win Semiconductors Corp.	Semiconductors & Semiconductor Equipment	91,650	482,609
[a] Winbond Electronics Corp.	Semiconductors & Semiconductor Equipment	662,000	583,471
Wistron Corp.	Technology Hardware, Storage & Peripherals	639,000	1,862,968
Wiwynn Corp.	Technology Hardware, Storage & Peripherals	19,780	901,848
Yageo Corp.	Electronic Equipment, Instruments & Components	88,229	1,392,366
[a] Yang Ming Marine Transport Corp.	Marine Transportation	391,656	792,253
Yuanta Financial Holding Co. Ltd.	Financial Services	2,700,406	2,002,902
Yulon Motor Co. Ltd.	Automobiles	127,293	337,601
Yulon Nissan Motor Co. Ltd.	Automobiles	5,170	33,449
Zhen Ding Technology Holding Ltd.	Electronic Equipment, Instruments & Components	142,460	480,287

			175,399,896

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

United States 0.3%
Parade Technologies Ltd.	Semiconductors & Semiconductor Equipment	15,698	541,841
Total Common Stocks (Cost $164,422,679)			178,012,790
Total Investments (Cost $164,422,679) 98.5%			178,012,790
Other Assets, less Liabilities 1.5%			2,677,645
Net Assets 100.0%			$180,690,435

[a]Non-income producing.

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
FTSE Taiwan Index Futures	Long	46	$2,656,040	9/27/23	$(27,606)
*As of period end.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin FTSE United Kingdom ETF	Industry	Shares	Value
Common Stocks 99.4%
Australia 5.5%
Glencore PLC	Metals & Mining	2,771,816	$15,663,959
Rio Tinto PLC	Metals & Mining	242,282	15,356,607

			31,020,566
Bermuda 0.2%
Hiscox Ltd.	Insurance	74,196	1,029,131
Chile 0.3%
Antofagasta PLC	Metals & Mining	76,944	1,429,191
Ireland 5.0%
CRH PLC	Construction Materials	163,964	9,059,487
DCC PLC	Industrial Conglomerates	21,984	1,229,214
Experian PLC	Professional Services	203,810	7,820,060
[a] Flutter Entertainment PLC	Hotels, Restaurants & Leisure	39,388	7,912,002
Smurfit Kappa Group PLC	Containers & Packaging	57,708	1,928,088

			27,948,851
Isle Of Man 0.4%
Entain PLC	Hotels, Restaurants & Leisure	141,064	2,281,228
Mexico 0.1%
Fresnillo PLC	Metals & Mining	41,220	319,776
Netherlands 8.1%
Shell PLC	Oil, Gas & Consumable Fuels	1,521,018	45,298,032
Nigeria 0.1%
[b] Airtel Africa PLC	Wireless Telecommunication Services	236,786	324,519
Russia 0.0%†
[a,c] Evraz PLC	Metals & Mining	128,818	—
Switzerland 0.2%
[a] Coca-Cola HBC AG	Beverages	43,510	1,297,171
United Kingdom 79.5%
3i Group PLC	Capital Markets	211,596	5,241,713
abrdn PLC	Capital Markets	436,932	1,212,087
Admiral Group PLC	Insurance	64,120	1,697,226
Anglo American PLC	Metals & Mining	268,388	7,619,337
Ashtead Group PLC	Trading Companies & Distributors	97,096	6,720,241
Associated British Foods PLC	Food Products	76,028	1,924,466
AstraZeneca PLC	Pharmaceuticals	328,844	47,142,257
[b] Auto Trader Group PLC	Interactive Media & Services	199,230	1,546,089
Aviva PLC	Insurance	615,552	3,092,766
B&M European Value Retail SA	Broadline Retail	207,474	1,469,211
BAE Systems PLC	Aerospace & Defense	677,840	7,988,630
Barclays PLC	Banks	3,445,992	6,719,677
Barratt Developments PLC	Household Durables	216,634	1,138,853
Beazley PLC	Insurance	146,102	1,094,049
Berkeley Group Holdings PLC	Household Durables	23,358	1,164,982
BP PLC	Oil, Gas & Consumable Fuels	3,839,414	22,373,172
British American Tobacco PLC	Tobacco	494,640	16,400,693
British Land Co. PLC	Diversified REITs	206,100	793,413
BT Group PLC	Diversified Telecommunication Services	1,546,208	2,405,123
Bunzl PLC	Trading Companies & Distributors	75,112	2,863,856
Burberry Group PLC	Textiles, Apparel & Luxury Goods	83,356	2,246,664
Centrica PLC	Multi-Utilities	1,259,042	1,984,048
Compass Group PLC	Hotels, Restaurants & Leisure	387,468	10,847,222
[b] ConvaTec Group PLC	Health Care Equipment & Supplies	363,194	947,505
Croda International PLC	Chemicals	31,144	2,227,612
Dechra Pharmaceuticals PLC	Pharmaceuticals	24,274	1,137,528

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Derwent London PLC	Office REITs	24,732	644,582
Diageo PLC	Beverages	491,434	21,111,485
Direct Line Insurance Group PLC	Insurance	291,288	503,463
[a] Dowlais Group PLC	Automobile Components	297,700	480,671
DS Smith PLC	Containers & Packaging	285,792	987,563
Endeavour Mining PLC	Metals & Mining	40,762	976,860
Ferguson PLC	Trading Companies & Distributors	45,800	7,226,078
GSK PLC	Pharmaceuticals	894,474	15,793,297
Haleon PLC	Personal Care Products	1,164,236	4,769,791
Halma PLC	Electronic Equipment, Instruments & Components	84,272	2,439,561
Hargreaves Lansdown PLC	Capital Markets	84,272	873,828
Hikma Pharmaceuticals PLC	Pharmaceuticals	35,724	858,622
Howden Joinery Group PLC	Trading Companies & Distributors	116,790	953,842
HSBC Holdings PLC	Banks	4,444,890	35,132,355
IMI PLC	Machinery	57,250	1,193,671
Imperial Brands PLC	Tobacco	204,268	4,514,820
Informa PLC	Media	312,814	2,887,275
InterContinental Hotels Group PLC	Hotels, Restaurants & Leisure	38,014	2,626,205
Intermediate Capital Group PLC	Capital Markets	61,830	1,082,820
[a] International Consolidated Airlines Group SA	Passenger Airlines	249,152	512,834
Intertek Group PLC	Professional Services	35,724	1,937,066
ITV PLC	Media	824,400	715,853
J Sainsbury PLC	Consumer Staples Distribution & Retail	387,468	1,325,115
JD Sports Fashion PLC	Specialty Retail	547,310	1,015,902
Johnson Matthey PLC	Chemicals	40,304	894,659
Kingfisher PLC	Specialty Retail	429,146	1,264,144
Land Securities Group PLC	Diversified REITs	163,964	1,196,953
Legal & General Group PLC	Insurance	1,319,040	3,811,736
Lloyds Banking Group PLC	Banks	14,656,000	8,122,088
London Stock Exchange Group PLC	Capital Markets	95,264	10,132,394
M&G PLC	Financial Services	485,022	1,180,236
Melrose Industries PLC	Aerospace & Defense	297,242	1,912,924
Mondi PLC	Paper & Forest Products	107,630	1,640,657
National Grid PLC	Multi-Utilities	817,072	10,808,559
NatWest Group PLC	Banks	1,231,562	3,770,319
Next PLC	Broadline Retail	27,480	2,410,634
[a,c] NMC Health PLC	Health Care Providers & Services	3,705	—
[a] Ocado Group PLC	Consumer Staples Distribution & Retail	135,110	975,666
Pearson PLC	Diversified Consumer Services	158,926	1,660,857
Persimmon PLC	Household Durables	70,532	919,575
Phoenix Group Holdings PLC	Insurance	163,964	1,108,568
Prudential PLC	Insurance	611,888	8,623,290
Reckitt Benckiser Group PLC	Household Products	159,384	11,979,661
RELX PLC	Professional Services	421,818	14,055,863
Renishaw PLC	Electronic Equipment, Instruments & Components	7,328	363,528
Rentokil Initial PLC	Commercial Services & Supplies	560,592	4,383,161
Rightmove PLC	Interactive Media & Services	181,368	1,206,407
[a] Rolls-Royce Holdings PLC	Aerospace & Defense	1,861,770	3,575,297
RS GROUP PLC	Trading Companies & Distributors	104,424	1,009,238
Sage Group PLC	Software	227,626	2,676,302
Schroders PLC	Capital Markets	187,780	1,043,985
Segro PLC	Industrial REITs	268,388	2,445,831
Severn Trent PLC	Water Utilities	55,876	1,822,835
Smith & Nephew PLC	Health Care Equipment & Supplies	194,192	3,130,516
Smiths Group PLC	Industrial Conglomerates	78,318	1,636,925
Spirax-Sarco Engineering PLC	Machinery	16,488	2,172,714
SSE PLC	Electric Utilities	242,282	5,670,748
St. James’s Place PLC	Capital Markets	120,454	1,665,390
Standard Chartered PLC	Banks	514,792	4,470,106
Tate & Lyle PLC	Food Products	89,310	824,332
Taylor Wimpey PLC	Household Durables	778,600	1,017,095
Tesco PLC	Consumer Staples Distribution & Retail	1,606,664	5,073,902
Unilever PLC	Personal Products	557,386	29,036,242
UNITE Group PLC	Residential REITs	70,532	780,137
United Utilities Group PLC	Water Utilities	152,056	1,858,932

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Vodafone Group PLC	Wireless Telecommunication Services	4,859,838	4,570,280
Weir Group PLC	Machinery	57,708	1,288,326
Whitbread PLC	Hotels, Restaurants & Leisure	44,884	1,932,164
[a] Wise PLC, Class A	Financial Services	157,094	1,312,570
WPP PLC	Media	230,832	2,416,419
			444,414,144
Total Common Stocks (Cost $572,766,004)			555,362,609
Total Investments (Cost $572,766,004) 99.4%			555,362,609
Other Assets, less Liabilities 0.6%			3,551,007
Net Assets 100.0%			$558,913,616

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $2,818,113, representing 0.5% of net assets.
cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
						Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
FTSE 100 Index		Long	9	$874,810	6/16/23	$1,705
FTSE 100 Index		Long	31	2,972,247	9/15/23	(22,505)
Total Futures Contracts						$(20,800)
*As of period end.
Selected Portfolio

REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Genomic Advancements ETF	Country	Shares	Value
Common Stocks 94.9%
Biotechnology 33.4%
[a] Alnylam Pharmaceuticals, Inc.	United States	1,333	$253,190
[a] Avid Bioservices, Inc.	United States	12,366	172,753
[a] Bavarian Nordic AS	Denmark	1,775	50,455
[a] Beam Therapeutics, Inc.	United States	2,006	64,052
[a] BioNTech SE, ADR	Germany	2,363	255,039
[a] CRISPR Therapeutics AG	Switzerland	1,599	89,768
[a] Dynavax Technologies Corp.	United States	7,840	101,293
[a] Exact Sciences Corp.	United States	2,420	227,238
[a] Intellia Therapeutics, Inc.	United States	5,314	216,705
[a] Ionis Pharmaceuticals, Inc.	United States	5,250	215,407
[a] Krystal Biotech, Inc.	United States	2,418	283,873
[a] Moderna, Inc.	United States	2,070	251,505
[a] Natera, Inc.	United States	1,031	50,168
[a] PTC Therapeutics, Inc.	United States	3,224	131,120
[a] Regeneron Pharmaceuticals, Inc.	United States	492	353,522
[a] Rocket Pharmaceuticals, Inc.	United States	4,914	97,641
[a] Sarepta Therapeutics, Inc.	United States	2,139	244,958
[a] Twist Bioscience Corp.	United States	1,449	29,647
[a] Veracyte, Inc.	United States	801	20,401
[a] Vertex Pharmaceuticals, Inc.	United States	1,201	422,644

			3,531,379
Chemicals 3.4%
Corteva, Inc.	United States	5,360	307,128
FMC Corp.	United States	511	53,318

			360,446
Health Care Providers & Services 2.3%
[a] Guardant Health, Inc.	United States	1,308	46,826
Laboratory Corp. of America Holdings	United States	508	122,596
[a] Privia Health Group, Inc.	United States	2,687	70,157

			239,579
Health Care Technology 2.8%
[a] Doximity, Inc., Class A	United States	1,719	58,480
[a] Schrodinger, Inc.	United States	3,978	198,582
Simulations Plus, Inc.	United States	1,004	43,503

			300,565
Life Sciences Tools & Services 45.2%
Agilent Technologies, Inc.	United States	1,704	204,906
[a] Avantor, Inc.	United States	1,209	24,833
[a] Azenta, Inc.	United States	544	25,394
[a] Bio-Rad Laboratories, Inc., Class A	United States	239	90,610
Bio-Techne Corp.	United States	1,460	119,180
Bruker Corp.	United States	4,171	308,320
[a] Charles River Laboratories International, Inc.	United States	1,111	233,588
Danaher Corp.	United States	2,427	582,480
[a] Evotec SE	Germany	5,328	119,803
[a] ICON PLC, ADR	Ireland	548	137,110
[a] Illumina, Inc.	United States	288	53,997
[a] IQVIA Holdings, Inc.	United States	543	122,050
Lonza Group AG	Switzerland	436	259,948
[a] Medpace Holdings, Inc.	United States	2,262	543,264
[a] Olink Holding AB, ADR	Sweden	560	10,500
[a,b] OmniAb, Inc., 12.5 Earnout	United States	240	—
[a,b] OmniAb, Inc., 15.00 Earnout	United States	240	—
[a] Oxford Nanopore Technologies PLC	United Kingdom	33,333	90,350
[a] QIAGEN NV	Netherlands	5,038	226,861
[a] Repligen Corp.	United States	3,498	494,827

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Revvity, Inc.	United States	1,402	166,543
[a,c] Samsung Biologics Co. Ltd.	South Korea	570	321,846
Thermo Fisher Scientific, Inc.	United States	1,224	638,622
			4,775,032
Office REITs 0.4%
Alexandria Real Estate Equities, Inc.	United States	373	42,332
Pharmaceuticals 5.9%
AstraZeneca PLC, ADR	United Kingdom	3,866	276,690
Bristol-Myers Squibb Co.	United States	1,610	102,959
Eli Lilly & Co.	United States	366	171,647
[a] Ligand Pharmaceuticals, Inc.	United States	939	67,702
			618,998
Software 1.5%
[a] Cadence Design Systems, Inc.	United States	682	159,943
Total Common Stocks (Cost $12,517,137)			10,028,274

Preferred Stock 3.4%
Health Care Equipment & Supplies 3.4%
[d] Sartorius AG, 0.45%, pfd.	Germany	1,055	364,984
Total Preferred Stocks (Cost $642,905)			364,984
Total Investments (Cost $13,160,042) 98.3%			10,393,258
Other Assets, less Liabilities 1.7%			176,903
Net Assets 100.0%			$10,570,161

aNon-income producing.
bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $321,846, representing 3.0% of net assets.
dVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

ADR – American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin High Yield Corporate ETF	Country	Principal Amount*
Corporate Bonds & Notes 90.7%
Airlines 1.8%
[a] American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	2,200,000	$2,181,497
[a] United Airlines, Inc., 4.375%, 4/15/26	United States	1,700,000	1,616,710

			3,798,207
Apparel 0.3%
[a] Hanesbrands, Inc., 9.00%, 2/15/31	United States	600,000	605,260
Auto Manufacturers 0.2%
Ford Motor Credit Co. LLC, 6.95%, 3/06/26	United States	500,000	503,147
Automobiles & Components 3.3%
Adient Global Holdings Ltd.,
7.00%, 4/15/28	United States	500,000	505,995
8.25%, 4/15/31	United States	900,000	915,011
[a] Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/29	United States	1,900,000	1,552,347
Goodyear Tire & Rubber Co.,
5.00%, 7/15/29	United States	1,000,000	902,921
4.875%, 3/15/27	United States	1,000,000	953,177
[a] Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29	United Kingdom	2,600,000	2,221,265

			7,050,716
Capital Goods 4.3%
[a] ATS Corp., 4.125%, 12/15/28	Canada	900,000	806,465
[a] Chart Industries, Inc., 7.50%, 1/01/30	United States	1,000,000	1,021,505
[a] Cornerstone Building Brands, Inc., 6.125%, 1/15/29	United States	1,400,000	1,108,303
[a] Knife River Corp., 7.75%, 5/01/31	United States	900,000	912,429
[a] Stericycle, Inc., 3.875%, 1/15/29	United States	1,100,000	978,169
[a] TransDigm, Inc., senior secured note, 6.25%, 3/15/26	United States	2,800,000	2,788,836
[a] Vertiv Group Corp., 4.125%, 11/15/28	United States	1,700,000	1,533,219

			9,148,926
Chemicals 0.9%
Celanese U.S. Holdings LLC, 6.33%, 7/15/29	United States	1,900,000	1,888,544
Commercial & Professional Services 3.9%
[a] APX Group, Inc., 5.75%, 7/15/29	United States	1,200,000	1,043,158
[a] Gartner, Inc., 3.625%, 6/15/29	United States	600,000	528,734
Grand Canyon University, 5.125%, 10/01/28	United States	1,700,000	1,543,600
[a] H&E Equipment Services, Inc., senior note, 3.875%, 12/15/28	United States	1,900,000	1,647,073
[a] MPH Acquisition Holdings LLC, 5.75%, 11/01/28	United States	1,600,000	1,206,208
[a] Prime Security Services Borrower LLC/Prime Finance, Inc., first lien, 3.375%, 8/31/27	United States	1,800,000	1,589,321
[a] PROG Holdings, Inc., 6.00%, 11/15/29	United States	800,000	705,206

			8,263,300
Commercial Services 1.2%
[a] Ashtead Capital, Inc., 1.50%, 8/12/26	United Kingdom	700,000	612,196
United Rentals North America, Inc., 5.50%, 5/15/27	United States	2,100,000	2,068,678

			2,680,874
Construction Materials 0.9%
[a] Camelot Return Merger Sub, Inc., 8.75%, 8/01/28	United States	500,000	473,160
[a] Emerald Debt Merger Sub LLC, 6.625%, 12/15/30	United States	1,500,000	1,488,750

			1,961,910
Consumer Discretionary Distribution & Retail 1.1%
[a] Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 1/15/30	United States	1,100,000	937,219
[a] Gap, Inc., 3.625%, 10/01/29	United States	600,000	424,589

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

	Macy’s Retail Holdings LLC,
a	6.125%, 3/15/32	United States	400,000	350,474
a	5.875%, 3/15/30	United States	700,000	624,533

				2,336,815
	Consumer Durables & Apparel 0.5%
[a] Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/01/30		United States	1,200,000	1,025,964
	Consumer Services 4.7%
[a,b,c] 24 Hour Fitness Worldwide, Inc., senior note, 8.00%, 6/01/22		United States	800,000	—
	Carnival Corp.,
a	7.625%, 3/01/26	United States	800,000	784,259
a	senior note, 5.75%, 3/01/27	United States	2,000,000	1,843,030
[a] NCL Corp. Ltd., 5.875%, 3/15/26		United States	1,300,000	1,217,403
[a] Royal Caribbean Cruises Ltd., 5.50%, 8/31/26		United States	1,800,000	1,708,284
[a] Station Casinos LLC, 4.50%, 2/15/28		United States	1,400,000	1,258,299
[a] Studio City Finance Ltd., 5.00%, 1/15/29		United States	2,300,000	1,706,622
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/01/25		United States	1,500,000	1,477,376

				9,995,273
	Distribution/Wholesale 0.2%
[a] Ritchie Bros Holdings, Inc., 6.75%, 3/15/28		Canada	400,000	403,668
	Diversified Financial Services 1.9%
[a] GGAM Finance Ltd., 8.00%, 6/15/28		Ireland	1,500,000	1,502,242
[a] Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29		United States	800,000	689,199
	OneMain Finance Corp., 9.00%, 1/15/29	United States	1,500,000	1,514,025
[a] PRA Group, Inc., 8.375%, 2/01/28		United States	300,000	272,063

				3,977,529
	Energy 13.1%
[a] Antero Resources Corp., 7.625%, 2/01/29		United States	601,000	610,372
[a] Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28		Spain	1,500,000	1,338,419
[a] Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27		United States	500,000	479,196
	Cheniere Energy Partners LP, 4.50%, 10/01/29	United States	800,000	734,925
	Cheniere Energy, Inc., 4.625%, 10/15/28	United States	1,300,000	1,215,223
[a] Chesapeake Energy Corp., 6.75%, 4/15/29		United States	2,000,000	1,986,271
	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
	5.75%, 4/01/25	United States	500,000	491,703
a	senior note, 8.00%, 4/01/29	United States	1,200,000	1,217,456
[a] CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/01/29		United States	1,000,000	937,820
[a] CSI Compressco LP/CSI Compressco Finance, Inc., first lien, 7.50%, 4/01/25		United States	1,000,000	958,930
[a] DT Midstream, Inc., 4.125%, 6/15/29		United States	1,600,000	1,405,672
[a] Enerflex Ltd., 9.00%, 10/15/27		Canada	1,000,000	973,935
	EnLink Midstream Partners LP, 4.15%, 6/01/25	United States	1,900,000	1,844,900
[a] EQM Midstream Partners LP, 7.50%, 6/01/27		United States	1,600,000	1,616,864
[a] Harbour Energy PLC, 5.50%, 10/15/26		United Kingdom	2,400,000	2,209,243
	Hilcorp Energy I LP/Hilcorp Finance Co.,
a	6.00%, 2/01/31	United States	400,000	358,051
a	senior note, 5.75%, 2/01/29	United States	1,700,000	1,541,013
[a] Kinetik Holdings LP, 5.875%, 6/15/30		United States	1,600,000	1,522,392
[a] Nabors Industries Ltd., senior note, 7.25%, 1/15/26		United States	500,000	467,358
[a] Nabors Industries, Inc., 7.375%, 5/15/27		United States	600,000	571,488
	Occidental Petroleum Corp., 8.875%, 7/15/30	United States	700,000	805,196
[a] SunCoke Energy, Inc., 4.875%, 6/30/29		United States	1,100,000	925,119
	Sunoco LP/Sunoco Finance Corp., 6.00%, 4/15/27	United States	1,500,000	1,479,254
	Venture Global Calcasieu Pass LLC,
a	4.125%, 8/15/31	United States	600,000	516,826
a	3.875%, 8/15/29	United States	900,000	787,059
[a] Weatherford International Ltd., 6.50%, 9/15/28		United States	1,100,000	1,105,720

				28,100,405

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

	Entertainment 1.0%
[a] Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29		Czech Republic	1,500,000	1,524,765
[a] Caesars Entertainment, Inc., 7.00%, 2/15/30		United States	600,000	603,084

				2,127,849
	Financial Services 6.2%
[a] Apollo Commercial Real Estate Finance, Inc., 4.625%, 6/15/29		United States	2,000,000	1,561,752
[a] Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note,
	3.75%, 12/15/27	United States	1,400,000	1,028,467
[a] Iron Mountain, Inc., 7.00%, 2/15/29		United States	1,400,000	1,403,867
[a] Jefferson Capital Holdings LLC, 6.00%, 8/15/26		United States	1,500,000	1,220,636
[a] Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29		United States	1,500,000	1,222,210
[a] Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, 9/30/28		United States	1,900,000	1,463,469
[a] Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc., 6.375%, 2/01/27		United States	1,500,000	1,397,400
[a] PRA Group, Inc., 5.00%, 10/01/29		United States	1,500,000	1,136,985
[a] RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/28		United States	500,000	505,565
[a] VICI Properties LP/VICI Note Co., Inc., 3.875%, 2/15/29		United States	2,000,000	1,756,925
[a] XHR LP, 4.875%, 6/01/29		United States	600,000	515,040

				13,212,316
	Food 0.4%
[a] Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC,
	3.50%, 3/15/29	United States	1,100,000	953,266
	Food, Beverage & Tobacco 0.2%
[a] Primo Water Holdings, Inc., 4.375%, 4/30/29		Canada	600,000	514,761
	Hand/Machine Tools 0.5%
	Regal Rexnord Corp.,
a	6.40%, 4/15/33	United States	500,000	499,916
a	6.30%, 2/15/30	United States	600,000	598,651

				1,098,567
	Health Care Equipment & Services 2.5%
	Centene Corp., 4.25%, 12/15/27	United States	2,000,000	1,871,820
	CHS/Community Health Systems, Inc.,
a	6.875%, 4/15/29	United States	900,000	563,058
a	senior secured note, 6.00%, 1/15/29	United States	1,000,000	842,325
[a] DaVita, Inc., 4.625%, 6/01/30		United States	2,500,000	2,148,970

				5,426,173
	Healthcare-Products 0.8%
[a] Garden Spinco Corp., 8.625%, 7/20/30		United States	1,600,000	1,724,969
	Healthcare-Services 2.0%
[a] Fortrea Holdings, Inc., 7.50%, 7/01/30		United States	1,800,000	1,845,396
	Tenet Healthcare Corp.,
	6.125%, 10/01/28	United States	500,000	481,830
a	6.75%, 5/15/31	United States	500,000	501,843
	6.125%, 6/15/30	United States	1,500,000	1,480,425

				4,309,494
	Household & Personal Products 1.0%
[a] Spectrum Brands, Inc., 5.50%, 7/15/30		United States	800,000	730,756
[a] VM Consolidated, Inc., 5.50%, 4/15/29		United States	1,600,000	1,477,392

				2,208,148
	Insurance 0.8%
[a] Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 4/15/28		United States	700,000	694,997
[a] Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/30		Canada	1,000,000	1,008,904

				1,703,901
	Leisure Time 0.3%
[a] Carnival Holdings Bermuda Ltd., 10.375%, 5/01/28		United States	600,000	656,804

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

	Lodging 0.8%
	Las Vegas Sands Corp.,
	3.20%, 8/08/24	United States	500,000	484,596
	3.50%, 8/18/26	United States	1,400,000	1,304,873

				1,789,469
	Machinery-Diversified 0.1%
[a] Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 4/15/26		Canada	300,000	272,619
	Materials 7.4%
[a] Advanced Drainage Systems, Inc., 6.375%, 6/15/30		United States	1,000,000	990,420
[a] Arcosa, Inc., 4.375%, 4/15/29		United States	1,400,000	1,255,845
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
a	senior note, 5.25%, 8/15/27	Luxembourg	200,000	169,677
a	first lien, 5.25%, 4/30/25	Luxembourg	1,700,000	1,664,750
[a] ASP Unifrax Holdings, Inc., 5.25%, 9/30/28		United States	300,000	216,934
[a] Consolidated Energy Finance SA, 5.625%, 10/15/28		Luxembourg	400,000	340,988
[a] Constellium SE, 3.75%, 4/15/29		France	1,700,000	1,448,174
[a] Eco Material Technologies, Inc., 7.875%, 1/31/27		United States	1,300,000	1,232,041
[a] Gates Global LLC/Gates Corp., senior note, 6.25%, 1/15/26		United States	1,600,000	1,576,383
[a] Glatfelter Corp., 4.75%, 11/15/29		United States	900,000	589,704
[a] GPD Cos., Inc., senior secured note, 10.125%, 4/01/26		United States	550,000	506,847
[a] Novelis Corp., 4.75%, 1/30/30		United States	1,400,000	1,245,527
[a] OI European Group BV, 4.75%, 2/15/30		United States	1,000,000	903,800
[a] Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
	4.00%, 10/15/27	United States	1,500,000	1,328,237
[a] Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/01/25		United States	1,000,000	971,600
[a] Trivium Packaging Finance BV, senior note, 5.50%, 8/15/26		Netherlands	1,600,000	1,538,327

				15,979,254
	Media & Entertainment 9.5%
[a] Banijay Entertainment SASU, senior note, 5.375%, 3/01/25		France	2,100,000	2,060,362
	CCO Holdings LLC/CCO Holdings Capital Corp.,
a	5.375%, 6/01/29	United States	1,300,000	1,176,533
a	4.50%, 8/15/30	United States	1,700,000	1,417,105
[a] Clear Channel International BV, 6.625%, 8/01/25		United States	600,000	597,806
[a] Clear Channel Outdoor Holdings, Inc., 7.50%, 6/01/29		United States	1,200,000	889,358
[a] Cogent Communications Group, Inc., 3.50%, 5/01/26		United States	1,200,000	1,114,080
[a] CSC Holdings LLC, 7.50%, 4/01/28		United States	2,500,000	1,428,781
	Diamond Sports Group LLC/Diamond Sports Finance Co.,
a,b	senior note, 6.625%, 8/15/27	United States	900,000	23,212
a,b	5.375%, 8/15/26	United States	900,000	30,938
[a] Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27		United States	1,900,000	1,722,939
[a] DISH DBS Corp., 5.75%, 12/01/28		United States	2,300,000	1,715,015
[a] EquipmentShare.com, Inc., 9.00%, 5/15/28		United States	1,200,000	1,166,367
[a] Everi Holdings, Inc., 5.00%, 7/15/29		United States	1,000,000	876,660
	Netflix, Inc.,
	6.375%, 5/15/29	United States	600,000	635,340
	5.875%, 11/15/28	United States	1,200,000	1,242,362
[a] Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., senior note, 6.00%, 2/15/28		United States	800,000	639,639
[a] Sirius XM Radio, Inc., 4.00%, 7/15/28		United States	1,900,000	1,652,890
[a] Univision Communications, Inc., senior note, 6.625%, 6/01/27		United States	900,000	871,271
[a] Virgin Media Secured Finance PLC, 4.50%, 8/15/30		United Kingdom	1,400,000	1,174,909

				20,435,567
	Miscellaneous Manufacturing 0.7%
[a] Calderys Financing LLC, 11.25%, 6/01/28		France	1,400,000	1,436,456
	Oil & Gas 3.2%
	Civitas Resources, Inc.,
a	8.75%, 7/01/31	United States	900,000	913,545
a	8.375%, 7/01/28	United States	1,000,000	1,012,550
[a] Endeavor Energy Resources LP/EER Finance, Inc., 5.75%, 1/30/28		United States	2,000,000	1,958,180
	PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/25	United States	1,800,000	1,798,490
[a] Transocean Titan Financing Ltd., 8.375%, 2/01/28		United States	300,000	306,660

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Transocean, Inc., 8.75%, 2/15/30		United States	900,000	914,485

				6,903,910
	Packaging & Containers 1.9%
[a] LABL, Inc., 9.50%, 11/01/28		United States	400,000	407,454
	Mauser Packaging Solutions Holding Co.,
a	9.25%, 4/15/27	United States	500,000	462,088
a	7.875%, 8/15/26	United States	1,600,000	1,591,342
[a] Owens-Brockway Glass Container, Inc., senior note, 7.25%, 5/15/31		United States	1,000,000	1,013,750
[a] Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/28		United States	600,000	596,231

				4,070,865
	Pharmaceuticals 1.4%
[a] 1375209 BC Ltd., 9.00%, 1/30/28		Canada	261,000	261,954
	Bausch Health Cos., Inc.,
a	14.00%, 10/15/30	Canada	92,000	55,200
a	11.00%, 9/30/28	Canada	465,000	331,452
[a] BellRing Brands, Inc., 7.00%, 3/15/30		United States	1,200,000	1,208,844
	Teva Pharmaceutical Finance Netherlands III BV,
	7.875%, 9/15/29	Israel	500,000	515,891
	8.125%, 9/15/31	Israel	600,000	629,599

				3,002,940
	Pharmaceuticals, Biotechnology & Life Sciences 1.4%
[a] Bausch Health Cos., Inc., 4.875%, 6/01/28		United States	1,000,000	596,440
[a] Kevlar SpA, 6.50%, 9/01/29		Italy	1,700,000	1,457,750
[a,b] Par Pharmaceutical, Inc., senior secured note, 7.50%, 4/01/27		United States	400,000	296,165
	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/09/27	Israel	700,000	648,426

				2,998,781
	Pipelines 1.8%
[a] EnLink Midstream LLC, senior note, 6.50%, 9/01/30		United States	700,000	699,928
[a] Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28		United States	2,100,000	2,027,991
	Venture Global LNG, Inc.,
a	8.375%, 6/01/31	United States	500,000	504,754
a	8.125%, 6/01/28	United States	700,000	711,728

				3,944,401
	Retail 0.5%
[a] Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28		United States	1,000,000	1,035,030
	Software & Services 1.1%
[a] Gartner, Inc., senior note, 4.50%, 7/01/28		United States	1,800,000	1,683,199
[a] Rocket Software, Inc., 6.50%, 2/15/29		United States	800,000	674,483

				2,357,682
	Technology Hardware & Equipment 0.3%
[a] McAfee Corp., 7.375%, 2/15/30		United States	700,000	609,390
	Telecommunication Services 1.8%
[a] Altice France Holding SA, senior note, 10.50%, 5/15/27		Luxembourg	600,000	364,011
[a] Altice France SA, first lien, 8.125%, 2/01/27		France	1,000,000	867,026
[a] CommScope Technologies LLC, 5.00%, 3/15/27		United States	1,600,000	1,115,978
[a] Iliad Holding SASU, 6.50%, 10/15/26		France	1,600,000	1,511,557

				3,858,572
	Transportation 0.5%
[a] First Student Bidco, Inc./First Transit Parent, Inc., 4.00%, 7/31/29		United States	1,200,000	1,017,912
	Utilities 4.3%
	Calpine Corp.,
a	senior note, 5.125%, 3/15/28	United States	1,100,000	983,160
a	first lien, 4.50%, 2/15/28	United States	1,300,000	1,178,192
[a] Leeward Renewable Energy Operations LLC, 4.25%, 7/01/29		United States	1,900,000	1,695,039
[a] Talen Energy Supply LLC, 8.625%, 6/01/30		United States	800,000	828,744
[a] TTM Technologies, Inc., 4.00%, 3/01/29		United States	1,900,000	1,616,920

		FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Vistra Operations Co. LLC, senior note, 5.50%, 9/01/26	United States	3,100,000	2,985,748
			9,287,803
Total Corporate Bonds & Notes (Cost $211,986,974)			194,677,437
		Shares
Common Stocks 0.9%
Electric 0.9%
[d] Talen Energy Corp.	United States	12,827	643,274
[d] Talen Energy Supply LLC	United States	26,208	1,314,331
			1,957,605
Total Common Stocks (Cost $1,404,183)			1,957,605
		Principal Amount
Senior Floating Rate Interests 3.9%
Materials 0.9%
Hexion Holdings Corp., 2022 USD Term Loan, 9.779%, 3/15/29	United States	1,089,000	1,030,635
Hexion Holdings Corporation, 2022 USD 2nd Lien Term Loan, 12.627%, 3/15/30	United States	1,186,047	982,444
			2,013,079
Software & Services 1.4%
Athenahealth Group, Inc.,
2022 Term Loan B, 8.589%, 2/15/29	United States	1,500,372	1,447,859
[e] 2022 Delayed Draw Term Loan, TBD, 2/15/29	United States	184,782	178,315
McAfee LLC, 2022 USD Term Loan B, 8.963%, 3/01/29	United States	1,386,000	1,329,597
			2,955,771
Chemicals 0.7%
PMHC II, Inc., 2022 Term Loan B, 9.698%, 4/23/29	United States	1,687,250	1,492,060
Media & Entertainment 0.9%
Diamond Sports Group LLC, 2022 First Priority Term Loan, 13.064%, 5/25/26	United States	198,816	153,897
Fertitta Entertainment LLC, 2022 Term Loan B, 9.103%, 1/27/29	United States	1,678,750	1,660,040
			1,813,937
Total Floating Rate Loans (Cost $8,826,207)			8,274,847
Total Investments before Short-Term Investments
(Cost $222,217,364)			204,909,889

Short-Term Investments 3.0%
U.S. Government & Agency Securities 3.0%
[f] Federal Home Loan Bank Discount Notes, 07/03/23	United States	6,445,000	$6,445,000
Total Short-Term Investments
(Cost $6,443,281)			6,445,000
Total Investments
(Cost $228,660,645) 98.5%			211,354,889
Other Assets, less Liabilities 1.5%			3,192,179
Net Assets 100.0%			$214,547,068

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $167,638,493, representing 78.1% of net assets.
bDefaulted securities.
cFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
dNon-income producing.
eA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
fThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust
SPA – Standby Purchase Agreement
USD – Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Income Focus ETF	Country	Principal Amount*
Corporate Bonds & Notes 51.3%
Aerospace/Defense 1.0%
Boeing Co., 5.15%, 5/01/30	United States	500,000	$495,500
TransDigm, Inc., 5.50%, 11/15/27	United States	525,000	495,789

			991,289
Agriculture 0.5%
BAT Capital Corp., 7.75%, 10/19/32	United Kingdom	450,000	495,583
Airlines 2.2%
[a] American Airlines, Inc., 11.75%, 7/15/25	United States	650,000	713,328
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28	United States	775,000	752,908
[a] Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
6.50%, 6/20/27	United States	700,000	702,378

			2,168,614
Auto Manufacturers 1.7%
Ford Motor Credit Co. LLC, 7.35%, 3/06/30	United States	960,000	981,473
General Motors Financial Co., Inc., 6.40%, 1/09/33	United States	715,000	727,236

			1,708,709
Biotechnology 0.5%
Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	620,000	498,763
Chemicals 0.7%
Celanese U.S. Holdings LLC, 6.379%, 7/15/32	United States	725,000	731,685
Commercial Banks 4.6%
Barclays PLC, 7.437%, 11/02/33	United Kingdom	685,000	741,459
BofA Finance LLC,
6.00%, 6/28/24	United States	1,499,298	—
6.00%, 3/22/24	United States	1,497,163	—
Citigroup Global Markets Holdings, Inc., 7.00%, 11/27/23	United States	1,496,198	—
Citigroup, Inc., 6.174%, 5/25/34	United States	495,000	499,582
Fifth Third Bank NA, 5.852% to 10/27/24, FRN thereafter, 10/27/25	United States	500,000	487,288
JPMorgan Chase Financial Co. LLC, 6.00%, 1/26/24	United States	1,496,145	—
KeyBank NA, 4.90%, 8/08/32	United States	615,000	488,937
Morgan Stanley, 6.342% to 10/18/32, FRN thereafter, 10/18/33	United States	698,000	742,854
Morgan Stanley Finance LLC, 6.00%, 5/24/24	United States	1,499,452	—
PNC Financial Services Group, Inc., 5.068% to 1/24/33, FRN thereafter, 1/24/34	United States	510,000	489,251
Royal Bank of Canada,
8.00%, 7/28/23	United States	2,011,177	—
8.00%, 8/25/23	United States	2,011,177	—
Truist Financial Corp., 4.916% to 7/28/32, FRN thereafter, 7/28/33	United States	540,000	493,829
UBS AG, 6.00%, 2/26/24	United States	1,496,145	—
Wells Fargo & Co., 5.389%, 4/24/34	United States	751,000	746,553
Wells Fargo Bank NA,
7.00%, 10/25/23	United States	1,987,945	—
6.00%, 4/24/24	United States	1,496,828	—

			4,689,753
Commercial Services 1.5%
[a] Ashtead Capital, Inc., 4.25%, 11/01/29	United Kingdom	550,000	499,645
[a] MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	600,000	512,102
[a] United Rentals North America, Inc., 6.00%, 12/15/29	United States	485,000	484,331

			1,496,078
Construction Materials 1.2%
Carrier Global Corp., 2.722%, 2/15/30	United States	850,000	732,314
[a] Emerald Debt Merger Sub LLC, 6.625%, 12/15/30	United States	500,000	496,250

			1,228,564

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Consumer Services 1.0%
[a] Carnival Corp., 7.625%, 3/01/26	United States	1,015,000	995,029
Diversified Financial Services 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/28	Ireland	500,000	496,423
Capital One Financial Corp., 5.817% to 2/01/33, FRN thereafter, 2/01/34	United States	760,000	725,451
Charles Schwab Corp., 5.853% to 5/19/33, FRN thereafter, 5/19/34	United States	490,000	497,635
GS Finance Corp.,
6.50%, 12/22/23	United States	1,496,000	—
8.00%, 9/22/23	United States	1,997,500	—

			1,719,509
Electric 2.2%
[a] NRG Energy, Inc., 3.625%, 2/15/31	United States	945,000	738,579
Pacific Gas & Electric Co., 3.15%, 1/01/26	United States	525,000	487,422
Southern Co., 5.70%, 10/15/32	United States	480,000	497,145
[a] Vistra Operations Co. LLC, 3.70%, 1/30/27	United States	535,000	490,297

			2,213,443
Energy 1.9%
[a] Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.125%, 1/15/27	United States	500,000	479,195
Occidental Petroleum Corp., 6.625%, 9/01/30	United States	700,000	728,000
[a] Weatherford International Ltd., 8.625%, 4/30/30	United States	740,000	751,971

			1,959,166
Entertainment 0.5%
[a] Caesars Entertainment, Inc., 8.125%, 7/01/27	United States	475,000	486,682
Food 1.0%
[a] JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/33	United States	530,000	498,626
Pilgrim’s Pride Corp., 6.25%, 7/01/33	United States	500,000	484,921

			983,547
Hand/Machine Tools 0.5%
[a] Regal Rexnord Corp., 6.40%, 4/15/33	United States	500,000	499,916
Health Care Equipment & Services 3.2%
Centene Corp., 2.50%, 3/01/31	United States	930,000	742,573
[a] DaVita, Inc., 4.625%, 6/01/30	United States	1,145,000	984,228
GE HealthCare Technologies, Inc., 5.905%, 11/22/32	United States	475,000	497,139
[a] Medline Borrower LP, 3.875%, 4/01/29	United States	1,135,000	987,459

			3,211,399
Healthcare-Services 3.9%
[a] CHS/Community Health Systems, Inc., 8.00%, 3/15/26	United States	1,500,000	1,462,511
[a] Fresenius Medical Care U.S. Finance III, Inc., 2.375%, 2/16/31	Germany	645,000	489,763
HCA, Inc., 5.625%, 9/01/28	United States	735,000	735,988
Tenet Healthcare Corp., 6.125%, 10/01/28	United States	1,290,000	1,243,121

			3,931,383
Insurance 1.0%
Brown & Brown, Inc., 2.375%, 3/15/31	United States	615,000	496,150
[a] Five Corners Funding Trust III, 5.791%, 2/15/33	United States	490,000	497,049

			993,199
Internet 0.5%
Expedia Group, Inc., 3.80%, 2/15/28	United States	525,000	491,464
Iron/Steel 0.5%
ArcelorMittal SA, 6.80%, 11/29/32	Luxembourg	485,000	498,179
IT Services 0.5%
HP, Inc., 5.50%, 1/15/33	United States	500,000	491,304

		FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Lodging 1.0%
[a] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27	United States	525,000	497,932
[a] Wynn Macau Ltd., 5.50%, 1/15/26	Macau	530,000	492,874

			990,806
Materials 1.5%
[a] Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., senior note,
5.25%, 8/15/27	Luxembourg	885,000	750,822
[a] SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	830,000	742,282

			1,493,104
Media & Entertainment 1.7%
[a] Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27	United States	545,000	495,521
Netflix, Inc., 5.875%, 11/15/28	United States	720,000	745,418
[a] Univision Communications, Inc., senior note, 6.625%, 6/01/27	United States	520,000	503,401

			1,744,340
Mining 2.2%
[a] Alcoa Nederland Holding BV, 4.125%, 3/31/29	United States	550,000	492,154
[a] First Quantum Minerals Ltd., 8.625%, 6/01/31	Zambia	500,000	513,065
[a] FMG Resources August 2006 Pty. Ltd., 6.125%, 4/15/32	Australia	520,000	496,312
Freeport-McMoRan, Inc., 5.40%, 11/14/34	United States	775,000	749,490

			2,251,021
Packaging & Containers 1.2%
Mauser Packaging Solutions Holding Co.,
a 9.25%, 4/15/27	United States	525,000	485,193
a 7.875%, 8/15/26	United States	735,000	731,022

			1,216,215
Pharmaceuticals 1.9%
[a] 1375209 BC Ltd., 9.00%, 1/30/28	Canada	725,000	727,650
AbbVie, Inc., 4.55%, 3/15/35	United States	520,000	495,592
[a] Bausch Health Cos., Inc., 5.50%, 11/01/25	United States	830,000	734,508

			1,957,750
Pipelines 1.7%
Kinder Morgan, Inc., 5.20%, 6/01/33	United States	515,000	499,320
[a] Venture Global LNG, Inc., 8.125%, 6/01/28	United States	740,000	752,399
Williams Cos., Inc., 3.50%, 11/15/30	United States	550,000	492,066

			1,743,785
Real Estate Management & Development 1.7%
American Tower Corp., 5.55%, 7/15/33	United States	495,000	498,856
Healthpeak OP LLC, 5.25%, 12/15/32	United States	500,000	487,044
VICI Properties LP, 5.125%, 5/15/32	United States	800,000	749,283

			1,735,183
Retail 1.2%
[a] Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29	United States	840,000	737,919
Lowe’s Cos., Inc., 5.00%, 4/15/33	United States	500,000	494,836

			1,232,755
Semiconductors 1.2%
[a] Broadcom, Inc., 3.469%, 4/15/34	United States	915,000	750,909
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	China	500,000	503,400

			1,254,309
Software 1.0%
Oracle Corp., 6.25%, 11/09/32	United States	470,000	499,102
Workday, Inc., 3.80%, 4/01/32	United States	550,000	495,362

			994,464
Technology Hardware & Equipment 0.5%
[a] McAfee Corp., 7.375%, 2/15/30	United States	565,000	491,865

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Telecommunications 2.2%
CommScope, Inc.,
[a] 8.25%, 3/01/27	United States	615,000	492,847
[a] 6.00%, 3/01/26	United States	775,000	723,202
Sprint LLC, 7.625%, 3/01/26	United States	470,000	488,647
T-Mobile USA, Inc., 5.05%, 7/15/33	United States	500,000	491,159

			2,195,855

Total Corporate Bonds & Notes (Cost $51,810,161)			51,784,710

		Shares
Common Stocks 40.2%
Banks 18.1%
Bank of America Corp.	United States	34,800	998,412
BofA Finance LLC	United States	350	1,530,502
BofA Finance LLC	United States	350	1,530,518
Citigroup Global Markets Holdings, Inc.	United States	350	1,530,460
Citigroup, Inc.	United States	10,720	493,549
JPMorgan Chase & Co.	United States	7,040	1,023,898
Morgan Stanley Finance LLC	United States	350	1,530,849
[a] Royal Bank of Canada	Canada	470	2,050,367
[a] Royal Bank of Canada	Canada	470	2,051,947
Truist Financial Corp.	United States	15,520	471,032
[a] UBS AG	Switzerland	350	1,534,831
Wells Fargo Bank NA	United States	350	1,532,766
Wells Fargo Bank NA	United States	465	2,035,520

			18,314,651
Capital Goods 1.5%
Honeywell International, Inc.	United States	2,480	514,600
Lockheed Martin Corp.	United States	1,040	478,795
Raytheon Technologies Corp.	United States	5,200	509,392

			1,502,787
Consumer Discretionary Distribution & Retail 0.5%
Home Depot, Inc.	United States	1,680	521,875
Consumer Staples Distribution & Retail 0.5%
Target Corp.	United States	3,680	485,392
Diversified Financial Services 1.5%
JPMorgan Chase Financial Co. LLC	United States	350	1,531,321
Energy 3.0%
Chevron Corp.	United States	12,720	2,001,492
Exxon Mobil Corp.	United States	4,720	506,220
TotalEnergies SE ADR	France	8,500	489,940

			2,997,652
Financial Services 4.5%
GS Finance Corp.	United States	470	2,027,105
GS Finance Corp.	United States	352	1,541,237
Morgan Stanley	United States	11,840	1,011,136

			4,579,478
Food, Beverage & Tobacco 1.1%
Philip Morris International, Inc.	United States	10,880	1,062,106
Household & Personal Products 0.5%
Procter & Gamble Co.	United States	3,360	509,846
Materials 1.0%
Rio Tinto PLC ADR	Australia	15,760	1,006,119
Pharmaceuticals, Biotechnology & Life Sciences 2.9%
AbbVie, Inc.	United States	7,280	980,834
Amgen, Inc.	United States	2,240	497,325
Bristol-Myers Squibb Co.	United States	15,200	972,040

		FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Pfizer, Inc.	United States	12,960	475,373
			2,925,572
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	United States	5,520	1,075,351
Texas Instruments, Inc.	United States	2,800	504,056
			1,579,407
Telecommunication Services 0.5%
Verizon Communications, Inc.	United States	14,400	535,536
Transportation 0.5%
United Parcel Service, Inc. Class B	United States	2,880	516,240
Utilities 2.5%
Dominion Energy, Inc.	United States	10,000	517,900
Duke Energy Corp.	United States	11,120	997,909
Southern Co.	United States	14,320	1,005,980
			2,521,789
Total Common Stocks (Cost $39,869,411)			40,589,771
		Principal Amount*
U.S. Government & Agency Securities 6.9%
U.S. Treasury Bonds, 3.625%, 5/15/53	United States	3,665,000	3,522,981
U.S. Treasury Notes,
3.375%, 5/15/33	United States	2,560,000	2,469,200
3.875%, 4/30/25	United States	1,000,000	980,625
Total U.S. Government & Agency Securities
(Cost $6,989,290)			6,972,806
Total Investments
(Cost $98,668,862) 98.4%			99,347,287
Other Assets, less Liabilities 1.6%			1,637,063
Net Assets 100.0%			$100,984,350

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $30,771,269, representing 30.5% of net assets.

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Interest rate contracts
U.S. Ultra Bond (CBT)		Long	28	$3,814,125	9/20/23	$(20,176)
*As of period end.

Abbreviations

Selected Portfolio

ADR	– American Depositary Receipt
BOFA	– Bank of America Corp.
FRN	– Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Intelligent Machines ETF	Country	Shares	Value
Common Stocks 97.8%
Aerospace & Defense 2.5%
[a] Axon Enterprise, Inc.	United States	1,550	$302,436
Automobiles 5.2%
[a] Tesla, Inc.	United States	2,442	639,242
Computers & Peripherals 4.8%
Apple, Inc.	United States	3,065	594,518
Construction & Engineering 3.0%
Quanta Services, Inc.	United States	1,351	265,404
Valmont Industries, Inc.	United States	338	98,375

			363,779
Electrical Equipment 0.7%
Eaton Corp. PLC	United States	332	66,765
[a] Sunrun, Inc.	United States	1,233	22,021

			88,786
Electronic Equipment, Instruments & Components 7.8%
Amphenol Corp., Class A	United States	1,271	107,972
Keyence Corp.	Japan	781	366,630
[a] Keysight Technologies, Inc.	United States	838	140,323
Samsung SDI Co. Ltd.	South Korea	420	213,243
TE Connectivity Ltd.	Switzerland	375	52,560
[a] Trimble, Inc.	United States	468	24,776
[a] Zebra Technologies Corp., Class A	United States	157	46,445

			951,949
Health Care Equipment & Supplies 12.8%
[a] Dexcom, Inc.	United States	2,055	264,088
[a] IDEXX Laboratories, Inc.	United States	390	195,870
[a] Inspire Medical Systems, Inc.	United States	718	233,092
[a] Insulet Corp.	United States	722	208,181
[a] Intuitive Surgical, Inc.	United States	1,785	610,363
ResMed, Inc.	United States	232	50,692

			1,562,286
Household Durables 0.6%
Panasonic Holdings Corp.	Japan	5,740	69,638
Industrial Conglomerates 1.1%
Honeywell International, Inc.	United States	276	57,270
Siemens AG	Germany	457	76,054

			133,324
Semiconductors & Semiconductor Equipment 36.1%
Analog Devices, Inc.	United States	1,245	242,539
Applied Materials, Inc.	United States	2,086	301,510
ASM International NV	Netherlands	695	294,465
[b] ASML Holding NV	Netherlands	788	571,103
[a] Enphase Energy, Inc.	United States	881	147,550
Entegris, Inc.	United States	1,972	218,537
[a] First Solar, Inc.	United States	337	64,060
Infineon Technologies AG	Germany	3,782	155,907
KLA Corp.	United States	276	133,866
Lam Research Corp.	United States	216	138,858
Microchip Technology, Inc.	United States	763	68,357
NVIDIA Corp.	United States	2,658	1,124,387
NXP Semiconductors NV	China	285	58,334
[a] SiTime Corp.	United States	531	62,642
[a] SolarEdge Technologies, Inc.	United States	295	79,370
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	3,546	357,862

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Teradyne, Inc.	United States	2,255	251,049
Texas Instruments, Inc.	United States	558	100,451
[a] Wolfspeed, Inc.	United States	778	43,249

			4,414,096
Software 23.2%
[a] Altair Engineering, Inc., Class A	United States	1,948	147,736
[a] ANSYS, Inc.	United States	768	253,647
[a] Atlassian Corp., Class A	United States	385	64,607
[a] Autodesk, Inc.	United States	946	193,561
Bentley Systems, Inc., Class B	United States	1,342	72,777
[a] Cadence Design Systems, Inc.	United States	2,253	528,374
Constellation Software, Inc.	Canada	125	259,282
Dassault Systemes SE	France	2,546	112,844
[a] Descartes Systems Group, Inc.	Canada	4,133	331,452
[a] Lumine Group, Inc.	Canada	375	5,149
[a] PTC, Inc.	United States	1,613	229,530
Roper Technologies, Inc.	United States	250	120,200
[a] Synopsys, Inc.	United States	1,178	512,913

			2,832,072

Total Common Stocks (Cost $9,567,463)			11,952,126

Total Investments (Cost $9,567,463) 97.8%			11,952,126
Other Assets, less Liabilities 2.2%			270,797

Net Assets 100.0%			$12,222,923

aNon-income producing.
bSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. At June 30, 2023, the value of was $571,103, representing 4.7% of net assets.

Abbreviations

Selected Portfolio

ADR – American Depositary Receipt

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin International Aggregate Bond ETF	Principal Amount*		Value
Foreign Government and Agency Securities 76.3%
Australia 3.0%
[a] Australia Government Bonds, Series 149, 2.25%, 5/21/28	4,500,000	AUD	$2,772,983
[a] New South Wales Treasury Corp., Series 27, 3.00%, 5/20/27	2,200,000	AUD	1,399,951
[a,b] Queensland Treasury Corp., 3.25%, 8/21/29	3,500,000	AUD	2,196,972
[a] Western Australian Treasury Corp., Series 26, Series 26, 3.00%, 10/21/26	4,500,000	AUD	2,881,957

			9,251,863
Austria 4.1%
Republic of Austria Government Bonds,
[a,b] 1.20%, 10/20/25	8,400,000	EUR	8,776,589
[a,b] 1.50%, 2/20/47	4,700,000	EUR	3,785,604

			12,562,193
Belgium 3.1%
[a,b] Kingdom of Belgium Government Bonds, Series 75, 1.00%, 6/22/31	10,000,000	EUR	9,434,922
Canada 4.2%
Canada Government Bonds,
1.25%, 3/01/25	9,000,000	CAD	6,434,278
5.00%, 6/01/37	5,000,000	CAD	4,507,303
2.00%, 12/01/51	3,000,000	CAD	1,792,822

			12,734,403
China 5.2%
Agricultural Development Bank of China, Series 2008, 3.45%, 9/23/25	13,000,000	CNY	1,828,754
China Development Bank,
Series 2003, Series 2003, 3.23%, 1/10/25	24,000,000	CNY	3,347,024
Series 2004, Series 2004, 3.43%, 1/14/27	25,000,000	CNY	3,541,885
China Government Bonds,
Series INBK, 3.03%, 3/11/26	25,000,000	CNY	3,509,524
Series INBK, 2.85%, 6/04/27	25,000,000	CNY	3,494,786

			15,721,973
Cyprus 1.2%
[a] Cyprus Government International Bonds, 1.50%, 4/16/27	3,500,000	EUR	3,564,098
France 6.6%
French Republic Government Bonds OAT,
[a] 2.00%, 11/25/32	13,000,000	EUR	13,148,864
[a,c] zero cpn., 11/25/29	7,700,000	EUR	7,027,694

			20,176,558
Germany 9.1%
[a,c] Bundesobligation, zero cpn., Series G, 10/10/25	7,500,000	EUR	7,652,642
[a,c] Bundesrepublik Deutschland Bundesanleihe, zero cpn., 8/15/26	20,000,000	EUR	20,018,725

			27,671,367
Italy 3.7%
Italy Buoni Poliennali Del Tesoro,
[a] 1.25%, 12/01/26	8,500,000	EUR	8,554,483
[a,b] Series CAC, 2.45%, 9/01/50	3,300,000	EUR	2,578,569

			11,133,052
Japan 14.0%
Development Bank of Japan, Inc., Series INTL, 2.30%, 3/19/26	1,000,000,000	JPY	7,336,663
Japan Government Five Year Bonds, Series 142, Series 142, 0.10%, 12/20/24	1,600,000,000	JPY	11,122,143
Japan Government Thirty Year Bonds, Series 65, 0.40%, 12/20/49	700,000,000	JPY	3,977,022
Japan Government Twenty Year Bonds,
1.50%, 3/20/33	1,200,000,000	JPY	9,190,195
Series 155, 1.00%, 12/20/35	1,500,000,000	JPY	10,904,280

			42,530,303

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Mexico 1.9%
[d] Mexico Bonos, Series M, 8.00%, 11/07/47	110,000,000	MXN	5,876,263
Netherlands 1.8%
[a,b] Netherlands Government Bonds, 0.50%, 7/15/26	5,500,000	EUR	5,575,440
Poland 3.5%
Republic of Poland Government Bonds, Series 1029, 2.75%, 10/25/29	50,000,000	PLN	10,490,291
Romania 1.1%
[a] Romania Government International Bonds, 2.00%, 1/28/32	4,000,000	EUR	3,215,562
Spain 6.9%
Spain Government Bonds,
[a,b] 1.25%, 10/31/30	11,000,000	EUR	10,453,398
[b,c] zero cpn., 1/31/25	10,000,000	EUR	10,337,628

			20,791,026
Sweden 3.0%
Sweden Government Bonds,
[a] Series 1057, 1.50%, 11/13/23	40,000,000	SEK	3,680,138
[a] Series 1060, 0.75%, 5/12/28	65,000,000	SEK	5,479,749

			9,159,887
United Kingdom 3.9%
[a] U.K. Gilts, 4.75%, 12/07/30	9,000,000	GBP	11,685,683

Total Foreign Government and Agency Securities (Cost $257,380,815)			231,574,884

Corporate Bonds & Notes 6.0%
Denmark 0.0%†
[a] Nykredit Realkredit AS, 1.00%, 10/01/50	1,021,913	DKK	107,930
France 0.5%
[a] Orange SA, 1.375%, 3/20/28	1,500,000	EUR	1,487,137
Germany 1.1%
[a] Deutsche Telekom AG, 0.875%, 3/25/26	500,000	EUR	515,304
Kreditanstalt fuer Wiederaufbau, 2.05%, 2/16/26	300,000,000	JPY	2,190,806
[a,c] Siemens Financieringsmaatschappij NV, zero cpn., , 2/20/26	700,000	EUR	697,301

			3,403,411
Supranational 1.4%
Asian Development Bank, Series 339-00-1, 2.35%, 6/21/27	240,000,000	JPY	1,824,161
[a] European Investment Bank, 1.90%, 1/26/26	330,000,000	JPY	2,398,252

			4,222,413
United Kingdom 0.5%
[a] RELX Finance BV, 0.50%, 3/10/28	1,500,000	EUR	1,410,958
United States 2.5%
AbbVie, Inc., 1.375%, 5/17/24	1,000,000	EUR	1,065,852
Apple, Inc., 1.625%, 11/10/26	1,000,000	EUR	1,026,400
AT&T, Inc., 0.25%, 3/04/26	1,200,000	EUR	1,186,260
Procter & Gamble Co., 0.50%, 10/25/24	1,200,000	EUR	1,255,020
[a] Schlumberger Finance France SAS, 1.00%, 2/18/26	1,000,000	EUR	1,015,058
Stryker Corp., 0.25%, 12/03/24	1,000,000	EUR	1,035,174
Verizon Communications, Inc., 0.875%, 4/02/25	1,000,000	EUR	1,034,802

			7,618,566

Total Corporate Bonds & Notes (Cost $21,215,854)			18,250,415

Total Investments before Short Term Investments ($278,596,669)			249,825,299

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Short-Term Investments 9.5%
U.S. Government & Agency Securities 9.5%
[c] Federal Home Loan Bank Discount Notes, 7/03/23	28,775,000	28,775,000
Total Short-Term Investments (Cost $28,767,327)		28,775,000
Total Investments (Cost $307,363,996) 91.8%		278,600,299
Other Assets, less Liabilities 8.2%		24,990,422
Net Assets 100.0%		$303,590,721

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. At June 30, 2023, the value of was $141,515,962, representing 46.6% of net assets.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $53,139,122, representing 17.5% of net assets.
cThe security was issued on a discount basis with no stated coupon rate.
dPrincipal amount is stated in 100 Mexican Peso Units.

At June 30, 2023 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Australian Dollar	CITI		1,500,000	$1,012,866	7/25/23	$13,077	$—
Australian Dollar	CITI		12,490,000	8,347,142	7/25/23	22,232	—
Canadian Dollar	CITI		15,420,000	11,336,510	7/25/23	—	(315,608)
Canadian Dollar	CITI		1,500,000	1,102,773	7/25/23	—	(30,701)
Chinese Yuan	CITI		119,200,000	17,324,171	7/25/23	894,180	—
Danish Krone	CITI		1,141,000	169,825	7/25/23	2,303	—
Euro	CITI		2,200,000	2,431,726	7/25/23	27,320	—
Euro	CITI		7,500,000	8,320,875	7/25/23	124,037	—
Euro	CITI		109,554,622	121,545,375	7/25/23	1,811,845	—
Great British Pound	CITI		17,295,968	21,663,858	7/25/23	—	(318,068)
Great British Pound	CITI		2,200,000	2,756,076	7/25/23	—	(39,965)
Japanese Yen	CITI		420,000,000	3,143,868	7/25/23	228,347	—
Japanese Yen	CITI		6,629,000,000	49,517,671	7/25/23	3,501,036	—
Mexican Peso	CITI		92,100,000	5,043,535	7/25/23	—	(306,877)
Mexican Peso	CITI		27,000,000	1,478,561	7/25/23	—	(89,964)
Polish Zloty	CITI		36,050,000	8,640,360	7/25/23	—	(222,197)
Polish Zloty	CITI		5,000,000	1,198,386	7/25/23	—	(30,818)
Swedish Krona	CITI		10,000,000	976,493	7/25/23	48,280	—
Swedish Krona	CITI		87,500,000	8,544,071	7/25/23	422,213	—
Total Forward Exchange Contracts						$7,094,870	$(1,354,198)
Net unrealized appreciation (depreciation)							$5,740,672

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Abbreviations

Selected Portfolio

CAC – Cotation Assistée en Continu
CITI – CITIBANK
OAT – Obligation Assumable by the Treasurer

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin International Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 98.9%
Australia 10.5%
Ampol Ltd.	Oil, Gas & Consumable Fuels	18,084	$360,406
ANZ Group Holdings Ltd.	Banks	119,053	1,878,961
APA Group	Gas Utilities	85,625	552,294
Aristocrat Leisure Ltd.	Hotels, Restaurants & Leisure	846	21,771
ASX Ltd.	Capital Markets	15,618	654,956
Atlas Arteria Ltd.	Transportation Infrastructure	92,338	381,696
Aurizon Holdings Ltd.	Ground Transportation	135,219	352,833
Bendigo & Adelaide Bank Ltd.	Banks	43,018	245,974
BHP Group Ltd.	Metals & Mining	184,813	5,534,705
Cochlear Ltd.	Health Care Equipment & Supplies	987	150,498
Coles Group Ltd.	Consumer Staples Distribution & Retail	81,378	997,798
Commonwealth Bank of Australia	Banks	42,470	2,834,648
CSL Ltd.	Biotechnology	10,823	1,998,337
Dexus	Office REITs	79,186	411,139
Endeavour Group Ltd.	Consumer Staples Distribution & Retail	102,065	428,699
Fortescue Metals Group Ltd.	Metals & Mining	117,409	1,733,440
Glencore PLC	Metals & Mining	166,318	939,889
Goodman Group	Industrial REITs	16,236	216,906
GPT Group	Diversified REITs	146,727	404,349
Incitec Pivot Ltd.	Chemicals	150,248	274,034
Macquarie Group Ltd.	Capital Markets	10,412	1,231,039
Medibank Pvt Ltd.	Insurance	202,897	475,406
Mirvac Group	Diversified REITs	100,398	151,036
National Australia Bank Ltd.	Banks	91,516	1,606,398
Northern Star Resources Ltd.	Metals & Mining	12,878	103,553
Origin Energy Ltd.	Electric Utilities	47,265	264,595
REA Group Ltd.	Interactive Media & Services	1,781	169,565
Rio Tinto Ltd.	Metals & Mining	24,660	1,882,628
Rio Tinto PLC	Metals & Mining	53,978	3,421,298
Scentre Group	Retail REITs	392,231	691,885
SEEK Ltd.	Interactive Media & Services	15,481	223,823
Sonic Healthcare Ltd.	Health Care Providers & Services	15,755	373,034
South32 Ltd.	Metals & Mining	329,622	824,992
Stockland	Diversified REITs	182,621	489,894
Telstra Group Ltd.	Diversified Telecommunication Services	137,822	394,487
TPG Telecom Ltd.	Diversified Telecommunication Services	33,223	107,700
Transurban Group	Transportation Infrastructure	91,790	870,675
Treasury Wine Estates Ltd.	Beverages	11,576	86,534
Vicinity Ltd.	Retail REITs	282,220	346,601
Wesfarmers Ltd.	Broadline Retail	54,663	1,795,306
Westpac Banking Corp.	Banks	126,999	1,804,017
WiseTech Global Ltd.	Software	13,152	698,707
Woodside Energy Group Ltd.	Oil, Gas & Consumable Fuels	130,424	2,989,968
Woolworths Group Ltd.	Consumer Staples Distribution & Retail	16,303	431,154

			41,807,628
Austria 0.2%
ANDRITZ AG	Machinery	4,110	228,909
[a,b] BAWAG Group AG	Banks	5,891	271,351
Erste Group Bank AG	Banks	6,576	230,227
Strabag SE	Construction & Engineering	987	40,111
Verbund AG	Electric Utilities	1,781	142,719

			913,317
Belgium 0.6%
Ageas SA	Insurance	13,563	549,126
Etablissements Franz Colruyt NV	Consumer Staples Distribution & Retail	1,370	51,043
KBC Group NV	Banks	22,879	1,595,507

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Solvay SA	Chemicals	411	45,871

			2,241,547
China 0.1%
[a,b] Wuxi Biologics Cayman, Inc.	Life Sciences Tools & Services	46,539	222,997
Denmark 2.3%
AP Moller - Maersk AS, Class A	Marine Transportation	210	365,547
AP Moller - Maersk AS, Class B	Marine Transportation	384	673,773
Coloplast AS, Class B	Health Care Equipment & Supplies	5,069	633,695
[b] Genmab AS	Biotechnology	366	138,359
Novo Nordisk AS, Class B	Pharmaceuticals	42,333	6,819,329
[a] Orsted AS	Electric Utilities	1,269	119,893
Pandora AS	Textiles, Apparel & Luxury Goods	1,551	138,445
Tryg AS	Insurance	6,439	139,303
[b] Vestas Wind Systems AS	Electrical Equipment	11,234	298,691

			9,327,035
Finland 1.5%
Elisa Oyj	Diversified Telecommunication Services	11,782	629,083
Huhtamaki Oyj	Containers & Packaging	1,410	46,242
Kesko Oyj, Class A	Consumer Staples Distribution & Retail	7,198	136,800
Kesko Oyj, Class B	Consumer Staples Distribution & Retail	20,413	384,168
Kone Oyj, Class B	Machinery	18,221	950,818
Metso Oyj	Machinery	16,577	199,754
Neste Oyj	Oil, Gas & Consumable Fuels	3,836	147,566
Nordea Bank Abp	Banks	229,612	2,493,541
Orion Oyj, Class A	Pharmaceuticals	2,256	95,498
Orion Oyj, Class B	Pharmaceuticals	8,044	333,664
Sampo Oyj, Class A	Insurance	6,302	282,720
Wartsila OYJ Abp	Machinery	20,550	231,263

			5,931,117
France 9.5%
Air Liquide SA	Chemicals	2,329	417,222
Airbus SE	Aerospace & Defense	1,233	178,051
[a] Amundi SA	Capital Markets	4,521	266,597
AXA SA	Insurance	57,942	1,708,378
BNP Paribas SA	Banks	55,267	3,480,303
Bouygues SA	Construction & Engineering	15,481	519,530
Capgemini SE	IT Services	1,918	363,160
Cie Generale des Etablissements Michelin SCA	Automobile Components	5,506	162,551
Credit Agricole SA	Banks	101,654	1,205,754
Danone SA	Food Products	17,536	1,074,058
Dassault Systemes SE	Software	14,933	661,859
Engie SA	Multi-Utilities	138,781	2,305,673
EssilorLuxottica SA	Health Care Equipment & Supplies	4,932	928,728
Gecina SA	Office REITs	4,110	437,415
Hermes International	Textiles, Apparel & Luxury Goods	498	1,081,203
Kering SA	Textiles, Apparel & Luxury Goods	1,605	885,334
Legrand SA	Electrical Equipment	2,329	230,717
L’Oreal SA	Personal Products	2,466	1,149,073
LVMH Moet Hennessy Louis Vuitton SE	Textiles, Apparel & Luxury Goods	6,713	6,320,513
Orange SA	Diversified Telecommunication Services	150,837	1,761,156
Pernod Ricard SA	Beverages	2,466	544,538
Sanofi	Pharmaceuticals	38,497	4,124,424
Sartorius Stedim Biotech	Life Sciences Tools & Services	310	77,349
Schneider Electric SE	Electrical Equipment	13,974	2,537,789
Societe Generale SA	Banks	31,510	818,183
Teleperformance	Professional Services	1,410	236,054
TotalEnergies SE	Oil, Gas & Consumable Fuels	48,361	2,772,636
Veolia Environnement SA	Multi-Utilities	11,097	350,493
Vinci SA	Construction & Engineering	11,782	1,367,426

			37,966,167

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Germany 7.8%
adidas AG	Textiles, Apparel & Luxury Goods	959	186,006
Allianz SE	Insurance	17,399	4,047,029
BASF SE	Chemicals	48,909	2,372,907
Bayer AG	Pharmaceuticals	22,605	1,249,627
Bayerische Motoren Werke AG	Automobiles	21,920	2,690,885
[a,b] Covestro AG	Chemicals	13,563	704,053
[a,b] Delivery Hero SE	Internet & Direct Marketing Retail	6,352	280,008
Deutsche Boerse AG	Capital Markets	2,740	505,498
Deutsche Post AG	Air Freight & Logistics	44,799	2,186,211
Deutsche Telekom AG	Diversified Telecommunication Services	71,103	1,549,606
E.ON SE	Multi-Utilities	149,056	1,899,403
Evonik Industries AG	Chemicals	15,672	298,021
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	34,935	1,440,141
Mercedes-Benz Group AG	Automobiles	42,196	3,391,461
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	2,961	1,109,983
SAP SE	Software	24,660	3,366,775
Siemens AG	Industrial Conglomerates	19,454	3,237,558
Telefonica Deutschland Holding AG	Diversified Telecommunication Services	70,464	198,110
Vonovia SE	Real Estate Management & Development	21,646	422,605
[a,b] Zalando SE	Internet & Direct Marketing Retail	987	28,385

			31,164,272
Hong Kong 2.6%
AIA Group Ltd.	Insurance	151,400	1,528,181
CK Asset Holdings Ltd.	Real Estate Management & Development	37,900	209,895
CK Infrastructure Holdings Ltd., Class A	Electric Utilities	50,800	268,696
CLP Holdings Ltd.	Electric Utilities	128,500	998,603
Hang Lung Properties Ltd.	Real Estate Management & Development	141,000	217,709
Hang Seng Bank Ltd.	Banks	6,100	86,791
Henderson Land Development Co. Ltd.	Real Estate Management & Development	95,500	283,943
HK Electric Investments & HK Electric Investments Ltd.	Electric Utilities	178,703	106,949
HKT Trust & HKT Ltd.	Diversified Telecommunication Services	292,062	339,520
Hong Kong & China Gas Co. Ltd.	Gas Utilities	814,000	703,210
Hong Kong Exchanges & Clearing Ltd.	Capital Markets	18,300	689,350
Jardine Matheson Holdings Ltd.	Industrial Conglomerates	11,510	582,981
Link REIT	Retail REITs	188,400	1,045,785
New World Development Co. Ltd.	Real Estate Management & Development	99,000	243,565
Power Assets Holdings Ltd.	Electric Utilities	103,500	542,158
Sino Land Co. Ltd.	Real Estate Management & Development	254,800	313,111
Sun Hung Kai Properties Ltd.	Real Estate Management & Development	74,472	937,956
Swire Pacific Ltd., Class A	Real Estate Management & Development	26,500	203,063
Swire Pacific Ltd., Class B	Real Estate Management & Development	50,000	62,974
Swire Properties Ltd.	Real Estate Management & Development	68,400	168,107
Techtronic Industries Co. Ltd.	Machinery	55,600	604,132
Wharf Real Estate Investment Co. Ltd.	Real Estate Management & Development	46,038	229,996

			10,366,675
Ireland 0.2%
DCC PLC	Industrial Conglomerates	564	31,536
Experian PLC	Professional Services	3,973	152,441
Smurfit Kappa Group PLC	Containers & Packaging	15,207	506,518

			690,495
Isle Of Man 0.0%†
Entain PLC	Hotels, Restaurants & Leisure	5,790	93,633
Israel 0.4%
Bank Leumi Le-Israel BM	Banks	59,595	443,074
Bezeq The Israeli Telecommunication Corp. Ltd.	Diversified Telecommunication Services	153,216	186,868
ICL Group Ltd.	Chemicals	55,497	300,594
Mizrahi Tefahot Bank Ltd.	Banks	4,247	141,111
[b] Nice Ltd.	Software	1,644	335,361

			1,407,008

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Italy 4.0%
A2A SpA	Multi-Utilities	112,340	205,048
Assicurazioni Generali SpA	Insurance	85,625	1,739,423
Banca Mediolanum SpA	Financial Services	15,755	142,357
Banco BPM SpA	Banks	103,572	480,238
DiaSorin SpA	Health Care Equipment & Supplies	282	29,351
Enel SpA	Electric Utilities	487,172	3,278,322
Eni SpA	Oil, Gas & Consumable Fuels	124,944	1,796,890
Ferrari NV	Automobiles	959	313,358
FinecoBank Banca Fineco SpA	Banks	28,496	382,863
Hera SpA	Multi-Utilities	57,753	171,509
[a] Infrastrutture Wireless Italiane SpA	Diversified Telecommunication Services	27,948	368,335
Intesa Sanpaolo SpA	Banks	1,124,222	2,943,664
Mediobanca Banca di Credito Finanziario SpA	Banks	45,621	545,507
Moncler SpA	Textiles, Apparel & Luxury Goods	5,929	409,717
[a] Poste Italiane SpA	Insurance	33,702	364,600
Prysmian SpA	Electrical Equipment	2,397	100,107
Recordati Industria Chimica e Farmaceutica SpA	Pharmaceuticals	6,850	326,959
Snam SpA	Gas Utilities	152,618	797,065
Terna - Rete Elettrica Nazionale	Electric Utilities	102,750	875,055
UniCredit SpA	Banks	29,592	686,538
UnipolSai Assicurazioni SpA	Insurance	33,325	82,532

			16,039,438
Japan 22.4%
ABC-Mart, Inc.	Specialty Retail	1,388	74,972
Advance Residence Investment Corp.	Residential REITs	44	104,722
Advantest Corp.	Semiconductors & Semiconductor Equipment	10,700	1,417,684
Aeon Co. Ltd.	Consumer Staples Distribution & Retail	7,600	154,698
AGC, Inc.	Building Products	9,600	342,926
Aisin Corp.	Automobile Components	13,700	419,621
Ajinomoto Co., Inc.	Food Products	12,600	498,996
Asahi Group Holdings Ltd.	Beverages	1,900	73,274
Asahi Kasei Corp.	Chemicals	21,400	143,915
Astellas Pharma, Inc.	Pharmaceuticals	56,500	840,063
Bridgestone Corp.	Automobile Components	27,240	1,110,444
Brother Industries Ltd.	Technology Hardware, Storage & Peripherals	1,400	20,336
Canon, Inc.	Technology Hardware, Storage & Peripherals	48,900	1,282,257
Capcom Co. Ltd.	Entertainment	6,402	252,253
Chugai Pharmaceutical Co. Ltd.	Pharmaceuticals	16,830	475,784
Concordia Financial Group Ltd.	Banks	18,200	70,843
CyberAgent, Inc.	Media	29,700	215,350
Daifuku Co. Ltd.	Machinery	780	15,880
Daiichi Sankyo Co. Ltd.	Pharmaceuticals	38,400	1,208,842
Daikin Industries Ltd.	Building Products	3,888	787,230
Daito Trust Construction Co. Ltd.	Real Estate Management & Development	5,089	513,530
Daiwa House Industry Co. Ltd.	Real Estate Management & Development	14,680	385,142
Daiwa House REIT Investment Corp.	Diversified REITs	109	208,294
Daiwa Securities Group, Inc.	Capital Markets	41,100	210,512
Denso Corp.	Automobile Components	16,000	1,067,700
Dentsu Group, Inc.	Media	12,500	407,600
Disco Corp.	Semiconductors & Semiconductor Equipment	6,754	1,056,546
East Japan Railway Co.	Ground Transportation	3,510	193,963
Eisai Co. Ltd.	Pharmaceuticals	7,970	536,204
FANUC Corp.	Machinery	11,880	413,603
Fast Retailing Co. Ltd.	Specialty Retail	2,410	612,275
Fuji Electric Co. Ltd.	Electrical Equipment	1,300	56,575
FUJIFILM Holdings Corp.	Technology Hardware, Storage & Peripherals	1,480	87,458
Fujitsu Ltd.	IT Services	3,400	437,423
GLP J-Reit	Industrial REITs	262	257,586
GMO Payment Gateway, Inc.	Financial Services	3,400	263,466
Hamamatsu Photonics KK	Electronic Equipment, Instruments & Components	10,900	529,861
Haseko Corp.	Household Durables	15,600	191,364
Hirose Electric Co. Ltd.	Electronic Equipment, Instruments & Components	2,200	290,345
Hitachi Construction Machinery Co. Ltd.	Machinery	5,900	164,425

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Hitachi Ltd.	Industrial Conglomerates	12,300	757,054
Honda Motor Co. Ltd.	Automobiles	14,700	441,503
Hoya Corp.	Health Care Equipment & Supplies	6,810	804,516
Hulic Co. Ltd.	Real Estate Management & Development	42,372	360,881
Ibiden Co. Ltd.	Electronic Equipment, Instruments & Components	10,000	560,418
Iida Group Holdings Co. Ltd.	Household Durables	13,700	229,953
Isuzu Motors Ltd.	Automobiles	44,600	536,922
ITOCHU Corp.	Trading Companies & Distributors	13,700	539,052
Itochu Techno-Solutions Corp.	IT Services	7,500	188,674
Japan Exchange Group, Inc.	Capital Markets	21,300	369,602
Japan Metropolitan Fund Invest	Retail REITs	564	375,779
Japan Post Bank Co. Ltd.	Banks	65,703	510,950
Japan Post Holdings Co. Ltd.	Insurance	27,400	196,493
Japan Real Estate Investment Corp.	Office REITs	48	181,991
Japan Tobacco, Inc.	Tobacco	82,200	1,793,175
Kajima Corp.	Construction & Engineering	10,730	161,097
Kao Corp.	Personal Products	9,328	336,501
KDDI Corp.	Wireless Telecommunication Services	35,230	1,084,675
Keyence Corp.	Electronic Equipment, Instruments & Components	4,567	2,143,916
Kirin Holdings Co. Ltd.	Beverages	63,600	924,727
Koei Tecmo Holdings Co. Ltd.	Entertainment	10,396	178,775
Komatsu Ltd.	Machinery	49,900	1,339,896
Kubota Corp.	Machinery	7,000	101,657
Kyocera Corp.	Electronic Equipment, Instruments & Components	6,000	323,423
Kyowa Kirin Co. Ltd.	Pharmaceuticals	8,500	156,668
Kyushu Railway Co.	Ground Transportation	12,700	272,127
Lasertec Corp.	Semiconductors & Semiconductor Equipment	5,254	784,274
Lawson, Inc.	Consumer Staples Distribution & Retail	3,325	146,932
Lixil Corp.	Building Products	21,600	272,587
M3, Inc.	Health Care Technology	14,500	311,900
Marubeni Corp.	Trading Companies & Distributors	45,000	759,678
Marui Group Co. Ltd.	Consumer Finance	1,800	31,234
Mazda Motor Corp.	Automobiles	28,400	273,812
MINEBEA MITSUMI, Inc.	Machinery	7,100	132,878
Mitsubishi Chemical Group Corp.	Chemicals	14,100	84,209
Mitsubishi Corp.	Trading Companies & Distributors	24,200	1,160,314
Mitsubishi Electric Corp.	Electrical Equipment	41,100	576,398
Mitsubishi HC Capital, Inc.	Financial Services	57,700	341,126
Mitsubishi UFJ Financial Group, Inc.	Banks	266,700	1,965,168
Mitsui & Co. Ltd.	Trading Companies & Distributors	7,300	273,292
Mitsui OSK Lines Ltd.	Marine Transportation	27,400	655,166
Mizuho Financial Group, Inc.	Banks	88,200	1,341,902
MonotaRO Co. Ltd.	Trading Companies & Distributors	12,740	160,688
MS&AD Insurance Group Holdings, Inc.	Insurance	7,720	272,191
Murata Manufacturing Co. Ltd.	Electronic Equipment, Instruments & Components	19,590	1,116,292
NGK Insulators Ltd.	Machinery	18,200	215,829
Nidec Corp.	Electrical Equipment	13,700	743,602
Nintendo Co. Ltd.	Entertainment	74,691	3,380,693
Nippon Building Fund, Inc.	Office REITs	135	528,661
Nippon Paint Holdings Co. Ltd.	Chemicals	27,400	224,265
Nippon Prologis REIT, Inc.	Industrial REITs	51	102,081
Nippon Steel Corp.	Metals & Mining	51,900	1,078,684
Nippon Telegraph & Telephone Corp.	Diversified Telecommunication Services	389,750	459,767
Nippon Yusen KK	Marine Transportation	36,700	809,998
Niterra Co. Ltd.	Automobile Components	13,700	273,270
Nitto Denko Corp.	Chemicals	9,523	700,381
Nomura Holdings, Inc.	Capital Markets	112,800	427,053
Nomura Real Estate Master Fund, Inc.	Diversified REITs	164	188,469
Nomura Research Institute Ltd.	IT Services	12,800	350,786
Obayashi Corp.	Construction & Engineering	41,100	353,744
Obic Co. Ltd.	IT Services	580	92,457
Omron Corp.	Electronic Equipment, Instruments & Components	2,492	151,173
Ono Pharmaceutical Co. Ltd.	Pharmaceuticals	14,100	254,226
Oracle Corp. Japan	Software	485	35,871
Oriental Land Co. Ltd.	Hotels, Restaurants & Leisure	13,820	535,551

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

ORIX Corp.	Financial Services	44,100	797,117
Orix JREIT, Inc.	Office REITs	181	222,157
Otsuka Corp.	IT Services	8,920	344,803
Panasonic Holdings Corp.	Household Durables	23,600	286,315
Recruit Holdings Co. Ltd.	Professional Services	23,200	732,429
Rohm Co. Ltd.	Semiconductors & Semiconductor Equipment	6,750	631,404
Santen Pharmaceutical Co. Ltd.	Pharmaceuticals	28,600	242,497
SBI Holdings, Inc.	Capital Markets	20,300	388,837
Sekisui Chemical Co. Ltd.	Household Durables	28,200	404,265
Sekisui House Ltd.	Household Durables	49,250	990,043
Seven & i Holdings Co. Ltd.	Consumer Staples Distribution & Retail	10,376	445,450
SG Holdings Co. Ltd.	Air Freight & Logistics	14,100	199,742
Shimadzu Corp.	Electronic Equipment, Instruments & Components	1,100	33,700
Shimano, Inc.	Leisure Products	1,834	304,028
Shin-Etsu Chemical Co. Ltd.	Chemicals	59,550	1,964,468
Shiseido Co. Ltd.	Personal Products	7,000	314,464
SoftBank Corp.	Wireless Telecommunication Services	207,900	2,215,145
SoftBank Group Corp.	Wireless Telecommunication Services	7,500	351,455
Sojitz Corp.	Trading Companies & Distributors	14,300	314,326
Sompo Holdings, Inc.	Insurance	890	39,772
Sony Group Corp.	Household Durables	23,600	2,116,954
Square Enix Holdings Co. Ltd.	Entertainment	3,800	175,836
Subaru Corp.	Automobiles	27,400	512,417
SUMCO Corp.	Semiconductors & Semiconductor Equipment	28,200	395,680
Sumitomo Chemical Co. Ltd.	Chemicals	127,000	383,544
Sumitomo Corp.	Trading Companies & Distributors	85,600	1,801,014
Sumitomo Electric Industries Ltd.	Automobile Components	8,400	102,112
Sumitomo Metal Mining Co. Ltd.	Metals & Mining	18,600	595,957
Sumitomo Mitsui Financial Group, Inc.	Banks	47,984	2,044,719
Suzuki Motor Corp.	Automobiles	1,800	64,772
Sysmex Corp.	Health Care Equipment & Supplies	4,326	293,378
Takeda Pharmaceutical Co. Ltd.	Pharmaceuticals	100,200	3,138,378
TDK Corp.	Electronic Equipment, Instruments & Components	18,960	730,275
Tokio Marine Holdings, Inc.	Insurance	35,511	814,467
Tokyo Century Corp.	Financial Services	3,440	123,191
Tokyo Electron Ltd.	Semiconductors & Semiconductor Equipment	26,654	3,791,512
Toray Industries, Inc.	Chemicals	28,200	156,165
Tosoh Corp.	Chemicals	23,500	276,241
Toyota Industries Corp.	Machinery	6,800	482,471
Toyota Motor Corp.	Automobiles	281,440	4,495,134
Toyota Tsusho Corp.	Trading Companies & Distributors	2,800	138,300
Trend Micro, Inc.	Software	1,490	71,595
United Urban Investment Corp.	Diversified REITs	274	275,640
USS Co. Ltd.	Specialty Retail	15,300	251,727
West Japan Railway Co.	Ground Transportation	3,400	140,907
Yamaha Motor Co. Ltd.	Automobiles	4,900	139,743
Yaskawa Electric Corp.	Machinery	7,904	359,996
Z Holdings Corp.	Interactive Media & Services	84,600	202,757
ZOZO, Inc.	Specialty Retail	8,770	180,272

			89,308,560
Luxembourg 0.0%†
Eurofins Scientific SE	Life Sciences Tools & Services	2,538	161,043
Netherlands 5.2%
[a,b] Adyen NV	Financial Services	930	1,609,001
[b] Argenx SE	Biotechnology	952	369,130
[b] Argenx SE	Biotechnology	176	68,243
ASM International NV	Semiconductors & Semiconductor Equipment	2,055	870,683
ASML Holding NV	Semiconductors & Semiconductor Equipment	10,990	7,949,432
ING Groep NV	Banks	94,530	1,272,446
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	7,762	264,720
Koninklijke KPN NV	Diversified Telecommunication Services	250,299	892,686
[b] Koninklijke Philips NV	Health Care Equipment & Supplies	65,486	1,415,188
NN Group NV	Insurance	22,879	846,427
[b] Prosus NV	Broadline Retail	20,413	1,494,579

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Randstad NV	Professional Services	8,905	469,349
Shell PLC	Oil, Gas & Consumable Fuels	99,736	2,970,277
Universal Music Group NV	Entertainment	11,782	261,582

			20,753,743
New Zealand 0.4%
Contact Energy Ltd.	Electric Utilities	57,677	286,220
Fisher & Paykel Healthcare Corp. Ltd.	Health Care Equipment & Supplies	26,304	394,821
Mercury NZ Ltd.	Electric Utilities	45,324	180,490
Meridian Energy Ltd.	Independent Power Producers & Energy Traders	84,118	288,596
Spark New Zealand Ltd.	Diversified Telecommunication Services	142,206	443,454

			1,593,581
Norway 1.1%
Aker ASA, Class A	Industrial Conglomerates	1,833	104,109
Aker BP ASA	Oil, Gas & Consumable Fuels	21,372	502,305
[a,b] AutoStore Holdings Ltd.	Machinery	56,170	122,946
DNB Bank ASA	Banks	63,705	1,193,404
Gjensidige Forsikring ASA	Insurance	13,980	224,180
Norsk Hydro ASA	Metals & Mining	97,955	583,330
Orkla ASA	Food Products	57,540	414,086
Salmar ASA	Food Products	4,957	200,296
Telenor ASA	Diversified Telecommunication Services	50,125	509,038
Yara International ASA	Chemicals	11,919	421,644

			4,275,338
Poland 0.3%
[b] LPP SA	Textiles, Apparel & Luxury Goods	24	82,758
Polski Koncern Naftowy ORLEN SA	Oil, Gas & Consumable Fuels	15,070	238,905
Powszechna Kasa Oszczednosci Bank Polski SA	Banks	58,088	516,836
Powszechny Zaklad Ubezpieczen SA	Insurance	37,812	366,771

			1,205,270
Portugal 0.4%
EDP - Energias de Portugal SA	Electric Utilities	168,647	823,557
Galp Energia SGPS SA, Class B	Oil, Gas & Consumable Fuels	32,195	376,537
Jeronimo Martins SGPS SA	Consumer Staples Distribution & Retail	6,987	192,400

			1,392,494
Singapore 1.6%
CapitaLand Ascendas REIT, Class A	Industrial REITs	260,300	523,158
CapitaLand Integrated Commercial Trust, Class A	Retail REITs	397,300	560,715
DBS Group Holdings Ltd., Class A	Banks	52,200	1,215,371
Keppel Corp. Ltd.	Industrial Conglomerates	105,500	523,076
Mapletree Pan Asia Commercial Trust	Retail REITs	178,100	213,191
Olam Group Ltd.	Consumer Staples Distribution & Retail	84,600	86,891
Oversea-Chinese Banking Corp. Ltd.	Banks	212,800	1,930,900
Singapore Exchange Ltd.	Capital Markets	41,100	291,847
Singapore Technologies Engineering Ltd.	Aerospace & Defense	119,700	325,486
United Overseas Bank Ltd.	Banks	20,900	432,408
Venture Corp. Ltd.	Electronic Equipment, Instruments & Components	21,074	229,060

			6,332,103
Spain 1.5%
ACS Actividades de Construccion y Servicios SA	Construction & Engineering	16,714	586,619
Banco Bilbao Vizcaya Argentaria SA	Banks	147,275	1,129,881
CaixaBank SA	Banks	74,528	307,921
Endesa SA	Electric Utilities	22,331	478,736
Industria de Diseno Textil SA	Specialty Retail	21,098	816,216
Naturgy Energy Group SA	Gas Utilities	14,262	424,161
Redeia Corp. SA	Electric Utilities	32,332	542,694
Telefonica SA	Diversified Telecommunication Services	441,438	1,789,659

			6,075,887

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Sweden 2.9%
Assa Abloy AB, Class B	Building Products	6,987	167,539
Atlas Copco AB, Class A	Machinery	21,098	303,540
Atlas Copco AB, Class B	Machinery	13,152	163,467
Axfood AB	Consumer Staples Distribution & Retail	7,903	166,967
Boliden AB	Metals & Mining	19,043	549,272
Castellum AB	Real Estate Management & Development	25,756	245,487
Electrolux AB, Class B	Household Durables	10,412	141,895
EQT AB	Capital Markets	17,673	339,346
Essity AB, Class B	Household Products	6,070	161,342
[a] Evolution AB	Hotels, Restaurants & Leisure	8,044	1,017,146
H & M Hennes & Mauritz AB, Class B	Specialty Retail	50,553	866,692
Husqvarna AB, Class B	Machinery	30,140	272,455
Lifco AB, Class B	Industrial Conglomerates	13,837	300,150
Nibe Industrier AB, Class B	Building Products	28,222	267,554
Nordnet AB publ	Capital Markets	12,056	161,062
Skandinaviska Enskilda Banken AB, Class A	Banks	50,553	557,654
Skanska AB, Class B	Construction & Engineering	22,742	318,245
SKF AB, Class B	Machinery	4,660	80,936
SSAB AB, Class A	Metals & Mining	15,207	107,872
SSAB AB, Class B	Metals & Mining	42,059	290,873
Svenska Handelsbanken AB, Class A	Banks	69,870	584,379
Swedbank AB, Class A	Banks	43,018	724,248
Tele2 AB, Class B	Wireless Telecommunication Services	44,799	369,630
Telefonaktiebolaget LM Ericsson, Class B	Communications Equipment	95,489	516,374
Telia Co. AB	Diversified Telecommunication Services	191,906	420,188
Volvo AB, Class A	Machinery	13,563	288,305
Volvo AB, Class B	Machinery	113,573	2,344,790

			11,727,408
Switzerland 10.2%
ABB Ltd.	Electrical Equipment	25,482	1,002,019
Baloise Holding AG	Insurance	1,644	241,459
Cie Financiere Richemont SA, Class A	Textiles, Apparel & Luxury Goods	15,481	2,624,148
EMS-Chemie Holding AG	Chemicals	171	129,399
Geberit AG	Building Products	705	368,871
Givaudan SA	Chemicals	202	669,457
Julius Baer Group Ltd.	Capital Markets	10,686	672,944
Kuehne & Nagel International AG	Marine Transportation	4,521	1,337,628
Lonza Group AG	Life Sciences Tools & Services	1,851	1,103,586
Nestle SA	Food Products	66,034	7,941,942
Novartis AG	Pharmaceuticals	76,035	7,648,969
Partners Group Holding AG	Capital Markets	1,644	1,546,516
Roche Holding AG	Pharmaceuticals	19,043	5,821,562
Roche Holding AG	Pharmaceuticals	685	224,799
Schindler Holding AG, PC	Machinery	274	64,224
SGS SA	Professional Services	10,960	1,035,911
Sika AG	Chemicals	1,781	509,028
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	13,700	681,047
Straumann Holding AG	Health Care Equipment & Supplies	441	71,549
Swatch Group AG	Textiles, Apparel & Luxury Goods	141	41,150
Swiss Life Holding AG	Insurance	959	560,618
Swiss Re AG	Insurance	22,194	2,233,664
Swisscom AG	Diversified Telecommunication Services	1,951	1,216,417
Zurich Insurance Group AG	Insurance	5,617	2,667,706

			40,414,613
United Kingdom 12.2%
3i Group PLC	Capital Markets	28,222	699,123
abrdn PLC	Capital Markets	139,055	385,751
Admiral Group PLC	Insurance	17,399	460,543
Anglo American PLC	Metals & Mining	38,497	1,092,901
Ashtead Group PLC	Trading Companies & Distributors	3,288	227,570
AstraZeneca PLC	Pharmaceuticals	40,004	5,734,874
Aviva PLC	Insurance	200,431	1,007,041

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

B&M European Value Retail SA	Broadline Retail	61,650	436,570
BAE Systems PLC	Aerospace & Defense	60,965	718,498
Barratt Developments PLC	Household Durables	74,939	393,957
BP PLC	Oil, Gas & Consumable Fuels	250,984	1,462,543
British American Tobacco PLC	Tobacco	116,724	3,870,198
British Land Co. PLC	Diversified REITs	69,322	266,866
BT Group PLC	Diversified Telecommunication Services	126,725	197,121
Burberry Group PLC	Textiles, Apparel & Luxury Goods	9,031	243,409
CK Hutchison Holdings Ltd., Class A	Industrial Conglomerates	121,000	738,822
[a] ConvaTec Group PLC	Health Care Equipment & Supplies	32,761	85,467
Diageo PLC	Beverages	36,305	1,559,624
DS Smith PLC	Containers & Packaging	100,147	346,061
GSK PLC	Pharmaceuticals	160,427	2,832,582
Hargreaves Lansdown PLC	Capital Markets	25,071	259,965
HSBC Holdings PLC	Banks	424,563	3,355,741
Imperial Brands PLC	Tobacco	71,651	1,583,661
Intermediate Capital Group PLC	Capital Markets	21,372	374,285
ITV PLC	Media	267,698	232,451
J Sainsbury PLC	Consumer Staples Distribution & Retail	134,808	461,034
Kingfisher PLC	Specialty Retail	114,121	336,169
Land Securities Group PLC	Diversified REITs	55,348	404,046
Legal & General Group PLC	Insurance	433,605	1,253,023
London Stock Exchange Group PLC	Capital Markets	3,888	413,532
M&G PLC	Financial Services	177,278	431,382
Mondi PLC	Paper & Forest Products	32,606	497,029
National Grid PLC	Multi-Utilities	176,867	2,339,668
NatWest Group PLC	Banks	27,960	85,597
Persimmon PLC	Household Durables	23,975	312,579
Phoenix Group Holdings PLC	Insurance	63,431	428,860
Reckitt Benckiser Group PLC	Household Products	17,536	1,318,045
RELX PLC	Professional Services	33,839	1,127,587
Rentokil Initial PLC	Commercial Services & Supplies	15,390	120,331
Sage Group PLC	Software	13,839	162,711
Schroders PLC	Capital Markets	36,716	204,127
Severn Trent PLC	Water Utilities	17,947	585,483
Smith & Nephew PLC	Health Care Equipment & Supplies	6,084	98,079
Spirax-Sarco Engineering PLC	Machinery	1,233	162,479
SSE PLC	Electric Utilities	61,285	1,434,410
St. James’s Place PLC	Capital Markets	39,593	547,410
Taylor Wimpey PLC	Household Durables	273,041	356,677
Tesco PLC	Consumer Staples Distribution & Retail	98,092	309,778
Unilever PLC	Personal Products	74,939	3,903,842
United Utilities Group PLC	Water Utilities	47,402	579,504
Vodafone Group PLC	Wireless Telecommunication Services	2,088,017	1,963,609
[b] Wise PLC, Class A	Financial Services	13,015	108,745

			48,511,360
United States 1.0%
[b] Holcim AG, Class B	Construction Materials	21,509	1,447,316
Stellantis NV	Automobiles	153,303	2,691,111

			4,138,427

Total Common Stocks (Cost $377,791,211)			394,061,156

Preferred Stocks 0.6%
Germany 0.6%
[c] Bayerische Motoren Werke AG, 8.177%, pfd.	Automobiles	4,110	467,234
[c] Porsche Automobil Holding SE, 4.641%, pfd.	Automobiles	3,562	214,360
[c] Sartorius AG, 0.454%, pfd.	Health Care Equipment & Supplies	822	284,376

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[c] Volkswagen AG, 22.629%, pfd.	Automobiles	9,179	1,231,157
Total Preferred Stocks (Cost $2,164,288)			2,197,127
Total Investments (Cost $379,955,499) 99.5%			396,258,283
Other Assets, less Liabilities 0.5%			2,139,535
Net Assets 100.0%			$398,397,818

†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $5,460,779, representing 1.4% of net assets.
bNon-income producing.
cVariable rate security. The rate shown represents the yield at period end.

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
MSCI EAFE	Long	13	$1,411,046	6/16/23	$30,044
MSCI EAFE	Long	16	1,724,400	9/15/23	(11,573)
Total Futures Contracts					$18,471

*As of period end.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust
SPA – Standby Purchase Agreement

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Investment Grade Corporate ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 97.3%
Aerospace & Defense 1.8%
Boeing Co.,
5.15%, 5/01/30	United States	2,000,000	$1,982,001
3.65%, 3/01/47	United States	4,900,000	3,519,780
Lockheed Martin Corp.,
4.07%, 12/15/42	United States	3,300,000	2,940,092
4.15%, 6/15/53	United States	3,800,000	3,350,212

			11,792,085
Agriculture 1.6%
[a] JT International Financial Services BV, 6.875%, 10/24/32	Japan	6,375,000	7,071,050
Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,100,000	3,094,882

			10,165,932
Air Freight & Logistics 0.8%
FedEx Corp., 4.75%, 11/15/45	United States	5,500,000	4,893,619
Airlines 1.7%
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	6,916,220	6,768,356
United Airlines Pass-Through Trust,
Series 2016-1, Class A, 3.45%, 1/07/30	United States	2,626,223	2,273,150
Series 2020-1, Class B, 4.875%, 7/15/27	United States	2,299,545	2,196,935

			11,238,441
Banks 21.2%
Banco Santander SA, 2.749%, 12/03/30	Spain	5,700,000	4,472,747
Bancolombia SA, 3.00%, 1/29/25	Colombia	5,000,000	4,753,618
Bank of America Corp.,
2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	4,000,000	3,360,144
4.571% to 4/27/32, FRN thereafter, 4/27/33	United States	5,250,000	4,938,753
5.202% to 4/25/28, FRN thereafter, 4/25/29	United States	9,000,000	8,907,266
[a] BNP Paribas SA, 4.705% to 1/10/24, FRN thereafter, 1/10/25	France	6,600,000	6,542,441
[a] BPCE SA, 5.70%, 10/22/23	France	7,600,000	7,567,649
Citigroup, Inc.,
3.668% to 7/24/27, FRN thereafter, 7/24/28	United States	5,200,000	4,865,066
3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	5,200,000	4,343,735
[a] Credit Agricole SA, 4.375%, 3/17/25	France	3,800,000	3,662,259
Deutsche Bank AG,
2.129% to 11/24/25, FRN thereafter, 11/24/26	Germany	3,300,000	2,937,600
0.898%, 5/28/24	Germany	3,500,000	3,326,795
Fifth Third Bancorp, 4.772% to 7/28/29, FRN thereafter, 7/28/30	United States	4,135,000	3,867,803
Goldman Sachs Group, Inc.,
Series V, 4.125% to 11/10/26, FRN thereafter, 12/31/99	United States	2,000,000	1,674,420
2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	9,700,000	8,808,675
4.387% to 6/15/26, FRN thereafter, 6/15/27	United States	1,400,000	1,362,286
HSBC Holdings PLC, 1.645% to 4/18/25, FRN thereafter, 4/18/26	United Kingdom	4,700,000	4,331,440
JPMorgan Chase & Co.,
2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	5,500,000	4,655,156
4.25%, 10/01/27	United States	6,000,000	5,818,523
2.963% to 1/25/32, FRN thereafter, 1/25/33	United States	4,550,000	3,834,495
4.851% to 7/25/27, FRN thereafter, 7/25/28	United States	4,200,000	4,146,371
KeyBank NA, 4.15%, 8/08/25	United States	2,000,000	1,849,085
Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	1,900,000	1,905,915
Morgan Stanley,
0.791% to 1/22/24, FRN thereafter, 1/22/25	United States	3,300,000	3,198,591
5.25% to 4/21/33, FRN thereafter, 4/21/34	United States	4,000,000	3,951,675
[a] National Australia Bank Ltd., 2.332%, 8/21/30	Australia	9,500,000	7,412,886
[a] Standard Chartered PLC, 1.456% to 1/14/26, FRN thereafter, 1/14/27	United Kingdom	4,700,000	4,169,831
Truist Bank, 3.30%, 5/15/26	United States	3,300,000	3,027,679
Truist Financial Corp., 3.875%, 3/19/29	United States	1,000,000	896,537
[a] UniCredit SpA, 1.982% to 6/03/26, FRN thereafter, 6/03/27	Italy	4,000,000	3,525,918

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Wells Fargo & Co.,
4.808% to 7/25/27, FRN thereafter, 7/25/28	United States	8,300,000	8,119,831
5.389%, 4/24/34	United States	750,000	745,559

			136,980,749
Beverages 2.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	United States	3,500,000	3,348,214
Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59	Belgium	3,500,000	3,819,775
PepsiCo, Inc., 1.625%, 5/01/30	United States	8,500,000	7,070,446

			14,238,435
Biotechnology 3.8%
Amgen, Inc., 5.60%, 3/02/43	United States	9,000,000	9,033,403
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	5,250,000	4,890,755
[a] CSL Finance PLC, 4.25%, 4/27/32	Australia	5,400,000	5,115,187
Illumina, Inc., 5.80%, 12/12/25	United States	5,300,000	5,314,924

			24,354,269
Capital Markets 1.4%
Brixmor Operating Partnership LP, 4.125%, 5/15/29	United States	2,400,000	2,144,184
Morgan Stanley, 1.794% to 2/13/31, FRN thereafter, 2/13/32	United States	5,900,000	4,579,887
[a] UBS Group AG, 3.869% to 1/12/28, FRN thereafter, 1/12/29	Switzerland	2,600,000	2,352,717

			9,076,788
Chemicals 1.6%
Celanese U.S. Holdings LLC, 5.90%, 7/05/24	United States	4,700,000	4,691,523
DuPont de Nemours, Inc., 5.419%, 11/15/48	United States	5,400,000	5,331,538

			10,023,061
Diversified REITs 2.1%
Essex Portfolio LP, 2.65%, 3/15/32	United States	9,000,000	7,247,968
[a] Global Net Lease, Inc./Global Net Lease Operating Partnership LP, senior note,
3.75%, 12/15/27	United States	2,200,000	1,616,163
Simon Property Group LP, 3.375%, 12/01/27	United States	5,000,000	4,618,962

			13,483,093
Diversified Telecommunication Services 1.7%
Verizon Communications, Inc., 3.40%, 3/22/41	United States	14,000,000	10,813,811
Electric 4.6%
Baltimore Gas & Electric Co., 4.55%, 6/01/52	United States	2,400,000	2,138,507
DTE Electric Co., Series B, 3.65%, 3/01/52	United States	7,700,000	6,011,361
[a] Electricite de France SA, 5.70%, 5/23/28	France	2,400,000	2,397,886
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/25	United States	4,350,000	4,368,297
PacifiCorp, 5.35%, 12/01/53	United States	6,800,000	6,219,158
Public Service Enterprise Group, Inc., 2.45%, 11/15/31	United States	7,100,000	5,745,710
Virginia Electric & Power Co., Series D, 4.65%, 8/15/43	United States	3,050,000	2,708,397

			29,589,316
Electric Utilities 6.9%
[a] Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	1,100,000	870,362
Commonwealth Edison Co., 4.00%, 3/01/48	United States	3,200,000	2,679,900
Duke Energy Progress LLC, 2.50%, 8/15/50	United States	6,200,000	3,857,627
[a] EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	3,852,719
[a] Enel Finance International NV, 3.625%, 5/25/27	Italy	5,300,000	4,994,736
Exelon Corp., 4.05%, 4/15/30	United States	6,200,000	5,800,831
Georgia Power Co.,
Series 2010-C, 4.75%, 9/01/40	United States	6,000,000	5,520,159
4.30%, 3/15/42	United States	2,445,000	2,110,863
Public Service Electric & Gas Co., 3.15%, 1/01/50	United States	3,000,000	2,189,936
Virginia Electric & Power Co., Series A, 3.50%, 3/15/27	United States	5,200,000	4,925,368
[a] Vistra Operations Co. LLC, 3.55%, 7/15/24	United States	8,100,000	7,825,142

			44,627,643
Electronic Equipment, Instruments & Components 0.6%
Flex Ltd., 3.75%, 2/01/26	Singapore	3,800,000	3,614,168

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Energy Equipment & Services 1.3%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., 4.08%, 12/15/47	United States	1,000,000	808,516
Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,400,000	3,495,284
[a] Schlumberger Holdings Corp., 4.30%, 5/01/29	United States	4,000,000	3,812,686

			8,116,486
Entertainment 1.1%
Warnermedia Holdings, Inc.,
5.05%, 3/15/42	United States	2,800,000	2,361,578
4.279%, 3/15/32	United States	5,470,000	4,853,738

			7,215,316
Environmental Control 0.6%
Republic Services, Inc., 5.00%, 4/01/34	United States	4,000,000	3,993,841
Financial Services 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	Ireland	5,000,000	4,327,179
Air Lease Corp., 0.80%, 8/18/24	United States	5,000,000	4,711,709
American Express Co., 2.25%, 3/04/25	United States	5,000,000	4,738,478
Aon Global Ltd., 4.60%, 6/14/44	Ireland	8,000,000	7,002,674
Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	3,300,000	3,199,791
Mastercard, Inc., 4.85%, 3/09/33	United States	5,650,000	5,748,846

			29,728,677
Food 2.8%
General Mills, Inc., 5.241%, 11/18/25	United States	3,000,000	3,000,635
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
[a] 3.625%, 1/15/32	United States	1,800,000	1,462,140
[a] 2.50%, 1/15/27	United States	3,500,000	3,068,975
Kraft Heinz Foods Co., 5.00%, 6/04/42	United States	5,200,000	4,869,178
[a] Nestle Holdings, Inc., 4.70%, 1/15/53	United States	4,000,000	3,974,435
Sysco Corp., 3.30%, 7/15/26	United States	2,000,000	1,889,907

			18,265,270
Gas 0.4%
Piedmont Natural Gas Co., Inc., 5.05%, 5/15/52	United States	3,000,000	2,708,621
Ground Transportation 1.0%
Burlington Northern Santa Fe LLC, 5.75%, 5/01/40	United States	6,000,000	6,355,108
Health Care Providers & Services 4.0%
CVS Health Corp., 5.30%, 12/05/43	United States	3,000,000	2,872,051
Elevance Health, Inc., 4.10%, 5/15/32	United States	8,100,000	7,553,994
HCA, Inc., 4.50%, 2/15/27	United States	5,800,000	5,597,985
STERIS Irish FinCo UnLtd Co., 3.75%, 3/15/51	Ireland	3,300,000	2,483,427
Sutter Health, 5.164%, 8/15/33	United States	1,000,000	998,256
UnitedHealth Group, Inc., 3.05%, 5/15/41	United States	8,000,000	6,190,720

			25,696,433
Healthcare-Products 1.3%
Baxter International, Inc., 2.539%, 2/01/32	United States	4,000,000	3,242,408
GE HealthCare Technologies, Inc., 5.55%, 11/15/24	United States	5,400,000	5,376,061

			8,618,469
Home Builders 0.3%
MDC Holdings, Inc., 2.50%, 1/15/31	United States	2,300,000	1,809,447
Hotels, Restaurants & Leisure 0.5%
Las Vegas Sands Corp., 3.90%, 8/08/29	United States	2,300,000	2,055,075
Marriott International, Inc., Series R, 3.125%, 6/15/26	United States	1,300,000	1,221,516

			3,276,591
Household Products 1.6%
Haleon U.S. Capital LLC, 3.375%, 3/24/27	United States	5,800,000	5,431,196
[a] Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/31	Mexico	5,900,000	5,010,545

			10,441,741

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Insurance 3.5%
Aflac, Inc., 4.75%, 1/15/49	United States	5,500,000	5,130,573
Allstate Corp., 4.20%, 12/15/46	United States	4,800,000	3,936,813
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	1,500,000	1,241,327
Brown & Brown, Inc., 2.375%, 3/15/31	United States	4,500,000	3,630,365
[a] MassMutual Global Funding II, 5.05%, 12/07/27	United States	2,400,000	2,398,383
MetLife, Inc., 6.40%, 12/15/66	United States	3,000,000	2,997,934
[a] Pricoa Global Funding I, 5.10%, 5/30/28	United States	3,600,000	3,569,333

			22,904,728
Internet 0.3%
Meta Platforms, Inc., 4.45%, 8/15/52	United States	2,200,000	1,914,442
IT Services 0.8%
Apple, Inc., 2.80%, 2/08/61	United States	7,500,000	5,074,031
Lodging 0.7%
Las Vegas Sands Corp., 3.20%, 8/08/24	United States	4,500,000	4,361,367
Media 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/01/31	United States	5,900,000	4,749,693
3.50%, 3/01/42	United States	3,200,000	2,143,225
Comcast Corp.,
4.95%, 10/15/58	United States	5,000,000	4,806,794
5.25%, 11/07/25	United States	1,500,000	1,508,548
Fox Corp., 5.476%, 1/25/39	United States	900,000	841,508

			14,049,768
Miscellaneous Manufacturing 0.2%
Parker-Hannifin Corp., 4.25%, 9/15/27	United States	1,400,000	1,358,581
Multi-Utilities 0.1%
Berkshire Hathaway Energy Co., 5.15%, 11/15/43	United States	1,000,000	930,487
Oil & Gas 1.4%
Exxon Mobil Corp., 3.452%, 4/15/51	United States	5,000,000	3,888,468
[a] Var Energi ASA, 7.50%, 1/15/28	Norway	5,000,000	5,147,909

			9,036,377
Oil, Gas & Consumable Fuels 3.0%
Aker BP ASA,
[a] 3.75%, 1/15/30	Norway	2,550,000	2,268,611
[a] 4.00%, 1/15/31	Norway	2,200,000	1,957,484
Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	4,125,000	3,898,140
Chevron Corp., 3.078%, 5/11/50	United States	1,000,000	745,529
Exxon Mobil Corp., 3.567%, 3/06/45	United States	4,200,000	3,419,450
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	5,700,000	5,405,593
TransCanada PipeLines Ltd., 6.10%, 6/01/40	Canada	1,500,000	1,531,662

			19,226,469
Personal Products 1.5%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	United States	4,000,000	3,934,797
[a] Kenvue, Inc., 4.90%, 3/22/33	United States	5,500,000	5,568,415

			9,503,212
Pharmaceuticals 3.0%
[a] Bayer U.S. Finance II LLC, 4.375%, 12/15/28	Germany	1,500,000	1,423,667
Bristol-Myers Squibb Co.,
4.125%, 6/15/39	United States	3,500,000	3,194,351
5.00%, 8/15/45	United States	2,400,000	2,395,152
3.70%, 3/15/52	United States	2,300,000	1,867,614
CVS Health Corp.,
5.00%, 2/20/26	United States	3,000,000	2,987,268
5.25%, 1/30/31	United States	1,500,000	1,495,764
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	United States	5,880,000	6,117,941

			19,481,757

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Pipelines 1.4%
Eastern Gas Transmission & Storage, Inc., 3.90%, 11/15/49	United States	2,600,000	1,922,823
Energy Transfer LP, 5.15%, 3/15/45	United States	3,200,000	2,763,911
Enterprise Products Operating LLC, 5.35%, 1/31/33	United States	1,600,000	1,627,730
MPLX LP, 5.00%, 3/01/33	United States	3,000,000	2,874,832
			9,189,296
Real Estate Management & Development 0.8%
Alexandria Real Estate Equities, Inc., 2.95%, 3/15/34	United States	4,000,000	3,158,942
ERP Operating LP, 4.50%, 7/01/44	United States	2,500,000	2,186,108
			5,345,050
Retail 1.2%
Home Depot, Inc., 3.625%, 4/15/52	United States	4,100,000	3,272,560
Target Corp., 2.95%, 1/15/52	United States	6,000,000	4,209,683
			7,482,243
Shipbuilding 0.7%
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23	United States	4,300,000	4,273,992
Software 1.9%
Fiserv, Inc., 5.60%, 3/02/33	United States	3,600,000	3,665,790
Microsoft Corp., 2.675%, 6/01/60	United States	6,100,000	4,096,266
ServiceNow, Inc., 1.40%, 9/01/30	United States	5,500,000	4,357,985
			12,120,041
Telecommunications 1.9%
AT&T, Inc., 3.50%, 6/01/41	United States	1,900,000	1,460,441
Motorola Solutions, Inc., 5.60%, 6/01/32	United States	3,000,000	2,973,970
T-Mobile USA, Inc., 2.875%, 2/15/31	United States	9,600,000	8,123,140
			12,557,551
Trucking & Leasing 0.3%
[a] SMBC Aviation Capital Finance DAC, 1.90%, 10/15/26	Ireland	2,000,000	1,749,948
Unknown G3 0.3%
U.S. Treasury Notes, 0.125%, 10/15/23	United States	2,000,000	1,971,121
Wireless Telecommunication Services 0.6%
[a] Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
5.152%, 9/20/29	United States	3,705,000	3,666,889

Total Corporate Bonds & Notes (Cost $701,597,731)			627,314,760

Total Investments before Short-Term Investments (Cost $701,597,731)			627,314,760

Short-Term Investments 1.6%
U.S. Government & Agency Securities 1.4%
[b] Federal Home Loan Bank Discount Notes, 07/3/23	United States	9,300,000	9,300,000
Corporate Bonds & Notes 0.2%
United States 0.2%
[b] U.S. Treasury Bills, 0.000%	United States	1,500,000	1,475,493

Total Short-Term Investments (Cost $10,772,513)			10,775,493

Total Investments (Cost $712,370,244) 98.9%			638,090,253
Other Assets, less Liabilities 1.1%			6,804,053

Net Assets 100.0%			$644,894,306

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $120,824,722, representing 18.7% of net assets.
bThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Abbreviations

Selected Portfolio

FRN – Floating Rate Note
REIT – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Municipal Green Bond ETF	Principal Amount*	Value
Municipal Bonds 100.0%
Alabama 0.3%
[a] County of Mobile, Gomesa Projects, 4.00%, 11/01/45	400,000	$351,443
Arizona 0.6%
Arizona State University, Series B, 5.00%, 7/01/42	235,000	241,885
City of Phoenix Civic Improvement Corp., 5.00%, 7/01/44	360,000	392,129
		634,014
Arkansas 0.6%
Arkansas Development Finance Authority, 5.70%, 5/01/53	275,000	279,307
Central Arkansas Water, 4.00%, 10/01/33	375,000	386,744
		666,051
California 30.7%
Alameda Community Facilities District, 5.00%, 9/01/48	1,000,000	966,983
California Community Choice Financing Authority,
[b] 5.00%, 7/01/53	3,500,000	3,679,236
[b] 5.00%, 12/01/53	2,500,000	2,609,843
[b] 5.25%, 1/01/54	2,000,000	2,093,456
[b] Green Bond, VRDN, 4.00%, 10/01/52	500,000	498,063
California Housing Finance Agency, Lakeside Drive Senior Housing LP, Series 2019, 2.35%, 12/01/35	94,445	78,106
California Infrastructure & Economic Development Bank,
4.00%, 5/01/51	1,000,000	944,087
5.00%, 8/01/49	180,000	192,652
California Science Center Foundation, 4.00%, 5/01/46	790,000	757,671
[b] FRN thereafter, 4.36%, 8/01/47	3,100,000	3,064,992
California Municipal Finance Authority,
4.00%, 5/15/39	3,445,000	3,374,953
5.00%, 5/15/51	1,000,000	1,014,014
[a] California School Finance Authority, 5.75%, 7/01/42	250,000	252,868
California State Public Works Board,
4.00%, 5/01/40	1,000,000	1,010,714
4.00%, 5/01/47	1,500,000	1,484,281
California Air Resources Board, Series 2022D, 4.00%, 5/01/44	1,000,000	996,746
City of Foster City, 4.00%, 8/01/32	135,000	141,453
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Department of Airports
Customer Facility Charge Revenue, 4.058%, 5/15/37	1,000,000	887,117
City of San Francisco Public Utilities Commission Water Revenue, Series A, 4.00%, 11/01/50	100,000	98,792
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, 5.00%, 7/01/44	150,000	161,163
Peninsula Corridor Joint Powers Board, Series 2022A, 5.00%, 6/01/38	1,000,000	1,130,322
Perris Joint Powers Authority, Refunding, Series 2017B, 5.00%, 9/01/37	100,000	103,107
Port of Los Angeles, 5.00%, 8/01/25	95,000	98,170
San Diego Association of Governments, Green Bond, 5.00%, 11/15/24	2,000,000	2,014,208
San Diego County Regional Airport Authority, 5.00%, 7/01/51	2,000,000	2,079,932
San Francisco Bay Area Rapid Transit District,
3.00%, 8/01/36	170,000	160,183
4.25%, 8/01/52	1,000,000	1,008,116
Santa Cruz County Capital Financing Authority, 4.00%, 6/01/42	1,500,000	1,511,227
Southern California Public Power Authority, 4.00%, 7/01/38	150,000	151,755
Three Rivers Levee Improvement Authority,
4.00%, 9/01/32	100,000	98,773
Community Facilities District No 2006-1, Refunding, 4.00%, 9/01/27	250,000	250,002
Refunding, 4.00%, 9/01/29	250,000	251,355
Refunding, 4.00%, 9/01/31	200,000	198,688
Transbay Joint Powers Authority,
5.00%, 10/01/34	150,000	162,320
Redevelopment Project Green Bond Subordinate Tax, 2.40%, 10/01/49	95,000	91,345
		33,616,693

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Colorado 2.1%
Board of Water Commissioners City & County of Denver, Series A, 5.00%, 9/15/47	150,000	157,651
[b] Colorado Educational & Cultural Facilities Authority, 3.65%, 12/01/35	500,000	500,000
University of Colorado,
5.00%, 6/01/27	150,000	162,282
[b] Refunding, VRDN, 2.00%, 6/01/51	1,500,000	1,442,206

		2,262,139
Connecticut 0.8%
Connecticut State Health & Educational Facilities Authority, 4.00%, 7/01/31	145,000	157,630
Hartford County Metropolitan District Clean Water Project Revenue, Clean Water Project Revenue, Refunding,
Series 2021A, 4.00%, 2/01/39	745,000	753,734
		911,364
District of Columbia 3.9%
District of Columbia,
5.50%, 8/31/33	595,000	660,277
5.50%, 2/28/37	845,000	907,001
District of Columbia Water & Sewer Authority,
Series A, 5.00%, 10/01/44	340,000	366,036
Sub Series 2019A, 4.00%, 10/01/49	1,515,000	1,477,255
Sub Series 2022B, 5.00%, 10/01/34	715,000	840,709
		4,251,278
Florida 1.3%
Babcock Ranch Community Independent Special District, 4.00%, 5/01/40	840,000	769,525
City of Tampa, 5.00%, 5/01/36	135,000	147,058
County of Palm Beach Water & Sewer Revenue, 4.00%, 10/01/31	100,000	107,081
Somerset Community Development District,
4.00%, 5/01/32	415,000	393,778
4.20%, 5/01/37	50,000	45,992
		1,463,434
Georgia 0.9%
[b] Development Authority of Monroe County, 3.95%, 9/01/37	500,000	500,000
[b] Main Street Natural Gas, Inc., Series 2018B, Monthly, VRDN, 4.214%, 4/01/48	425,000	424,888
Private Colleges & Universities Authority, 5.00%, 9/01/48	100,000	107,394

		1,032,282
Illinois 3.7%
Illinois Finance Authority,
4.00%, 7/01/37	425,000	430,652
5.00%, 10/01/43	1,000,000	1,095,585
State of Illinois Water Revolving Fund - Clean Water Program, 4.00%, 7/01/38	435,000	437,625
Metropolitan Water Reclamation District of Greater Chicago, Green Bond, Series 2021B, 5.00%, 12/01/33	1,685,000	1,937,010
[a] Upper Illinois River Valley Development Authority, Refunding, 3.50%, 12/01/32	145,775	126,175
		4,027,047
Indiana 1.0%
Indianapolis Local Public Improvement Bond Bank,
5.00%, 1/15/27	610,000	653,265
5.00%, 7/15/27	450,000	487,120
		1,140,385
Kentucky 0.5%
[b] City of Berea, 3.82%, 6/01/32	500,000	500,000
Louisiana 3.1%
Louisiana Local Government Environmental Facilities & Community Development Authority,
[a] 3.90%, 11/01/44	480,000	421,541
[a] 4.50%, 11/01/47	1,000,000	953,017
[a] Parish of St Bernard LA, 4.00%, 11/01/45	1,000,000	891,090

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Terrebonne Levee & Conservation District Sales Tax Revenue,
Series 2020B, 4.00%, 6/01/39	1,000,000	989,533
Series B, 4.00%, 6/01/40	100,000	97,905

		3,353,086
Maine 0.2%
City of Portland General Airport Revenue, 4.00%, 1/01/35	245,000	247,985
Maryland 6.2%
Maryland Community Development Administration, Series 2021C, 0.375%, 7/01/23	500,000	500,000
Maryland Economic Development Corp.,
5.00%, 6/30/40	1,000,000	1,042,829
5.25%, 6/30/47	2,000,000	2,086,714
Maryland Health & Higher Educational Facilities Authority, Adventist Healthcare Obligated Group, Refunding,
4.00%, 1/01/30	365,000	369,913
[b] Montgomery County Housing Opportunities Commission, 3.60%, 1/01/63	2,650,000	2,650,000
Washington Suburban Sanitary Commission, 3.00%, 6/01/35	100,000	95,422

		6,744,878
Massachusetts 2.4%
Massachusetts Development Finance Agency,
4.00%, 7/01/47	135,000	117,509
Springfield College, Green Bond, 5.00%, 6/01/26	420,000	427,330
Springfield College, Green Bond, 5.00%, 6/01/27	440,000	451,380
Massachusetts Housing Finance Agency,
Series C-1, 2.65%, 12/01/34	100,000	88,018
Sustainability Bond, Series 2021B-1, 2.60%, 12/01/41	2,000,000	1,514,341

		2,598,578
Minnesota 1.5%
City of Minneapolis, 3.00%, 12/01/40	100,000	87,529
Minnesota Higher Education Facilities Authority, Series A, 5.00%, 10/01/52	1,500,000	1,563,089

		1,650,618
Mississippi 0.6%
[a] Mississippi Development Bank, County of Jackson Project, 3.625%, 11/01/36	500,000	453,682
[a] Mississippi Home Corp., Patriot Services Group Obligated Group, 5.20%, 6/01/36	280,000	225,926

		679,608
New Jersey 3.6%
City of Newark Mass Transit Access Tax Revenue, 6.00%, 11/15/62	1,000,000	1,152,304
New Jersey Educational Facilities Authority, Series A, 5.00%, 7/01/32	645,000	693,371
[b] New Jersey Health Care Facilities Financing Authority, 2.80%, 7/01/43	500,000	500,000
Newark Board of Education,
5.00%, 7/15/30	620,000	691,125
5.00%, 7/15/31	575,000	648,946
Sustainability Bonds, 5.00%, 7/15/25	250,000	258,490

		3,944,236
New Mexico 0.2%
City of Santa Fe Wastewater Utility System Revenue,
5.00%, 6/01/29	100,000	110,418
Wastewater Utility System Revenue, 4.00%, 6/01/35	100,000	103,930

		214,348
New York 9.1%
Battery Park City Authority, 5.00%, 11/01/49	100,000	107,810
Metropolitan Transportation Authority,
5.00%, 11/15/50	2,010,000	2,083,058
Climate Bond Certified, 5.00%, 11/15/32	605,000	666,773
Refunding, Series 2017B, 5.00%, 11/15/28	430,000	460,556
Series A-1-GROUP 1, 4.00%, 11/15/41	600,000	600,420
Series B, 5.00%, 11/15/24	150,000	152,845
Series B-2, 4.00%, 11/15/32	215,000	221,880
New York Liberty Development Corp.,
7 World Trade Center II LLC, Refunding , Sereis 2022A1, 3.00%, 9/15/43	1,000,000	808,714
Green Bonds- 4 World Trade, Refunding, 2.50%, 11/15/36	2,000,000	1,646,612

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

New York Power Authority, 5.00%, 11/15/29	1,250,000	1,432,209
New York State Dormitory Authority, 5.00%, 7/01/35	100,000	122,280
New York State Housing Finance Agency,
Series N, 2.60%, 11/01/34	100,000	87,723
Series P, 2.00%, 5/01/28	100,000	92,870
[b] Sustainability Bonds, Series 2022A, VRDN, 2.50%, 11/01/60	1,500,000	1,430,495

		9,914,245
North Carolina 0.5%
[b] Charlotte-Mecklenburg Hospital Authority, 3.75%, 1/15/38	500,000	500,000
Ohio 4.3%
American Municipal Power, Inc.,
4.00%, 2/15/41	1,380,000	1,327,859
5.00%, 2/15/44	1,660,000	1,730,176
Ohio State University, 4.00%, 12/01/39	1,500,000	1,509,951
State of Ohio,
Series A, 4.00%, 3/01/30	100,000	107,605
Series B, 4.00%, 3/01/24	50,000	50,298

		4,725,889
Oregon 3.2%
Hospital Facilities Authority of Multnomah County Oregon, Terwilliger Plaza Inc Obligated Group, Refunding,
4.00%, 12/01/51	500,000	338,892
[b] Oregon State Facilities Authority, PeaceHealth Obligated Group, Series 2018B, 3.60%, 8/01/34	500,000	500,000
Port of Portland Airport Revenue,
5.50%, 7/01/53	2,250,000	2,469,300
Series 2020-27A, 5.00%, 7/01/36	150,000	160,793

		3,468,985
Pennsylvania 1.7%
School District of Philadelphia,
Green Bond, Series 2019B, 5.00%, 9/01/29	1,600,000	1,757,877
Series B, 5.00%, 9/01/31	100,000	112,028

		1,869,905
Puerto Rico 0.7%
HTA HRRB Custodial Trust, 5.50%, 7/01/28	550,000	566,634
HTA TRRB Custodial Trust, 5.25%, 7/01/36	200,000	201,574

		768,208
Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp., 2.75%, 10/01/34	150,000	131,347
Rhode Island Infrastructure Bank, Series A, 4.00%, 10/01/27	50,000	51,938

		183,285
Tennessee 1.1%
[b] Metropolitan Government Nashville & Davidson County Industrial Development Board, Waste Management, Inc. of
Tennessee Project, VRDN, 0.58%, 8/01/31	1,200,000	1,157,338
Texas 0.9%
Harris County Flood Control District, Series 2022A, 4.25%, 10/01/47	1,000,000	1,012,617
Utah 5.9%
Central Valley Water Reclamation Facility, Series C, 4.00%, 3/01/47	3,050,000	3,015,963
City of Spanish Fork City Sewer Revenue, 5.00%, 9/01/26	175,000	185,189
Intermountain Power Agency, Series A, 5.00%, 7/01/43	3,000,000	3,287,101

		6,488,253
Vermont 0.7%
City of Burlington Electric System Revenue, Electric System Revenue, Series 2022A, 5.00%, 7/01/31	500,000	570,876
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/38	220,000	226,785

		797,661

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Virginia 1.3%
Charles City County Economic Development Authority, Waste Management, Inc., AMT, 1.45%, 4/01/27	1,100,000	996,313
City of Hampton,
3.00%, 9/01/35	240,000	230,304
4.00%, 9/01/31	100,000	108,711
5.00%, 9/01/27	50,000	54,452

		1,389,780
Washington 2.1%
Central Puget Sound Regional Transit Authority,
4.00%, 11/01/46	2,000,000	1,952,712
Series S-1, 5.00%, 11/01/32	150,000	156,936
FYI Properties, 5.00%, 6/01/24	135,000	137,042

		2,246,690
Wisconsin 4.1%
Milwaukee Metropolitan Sewerage District,
3.00%, 10/01/32	1,000,000	979,892
Series A, 3.00%, 10/01/35	150,000	140,904
Public Finance Authority,
RED River Valley Alliance LLC, AMT, 4.00%, 9/30/51	2,265,000	1,855,829
RED River Valley Alliance LLC, AMT, 4.00%, 3/31/56	500,000	399,454
[a,b] VRDN, 3.50%, 12/01/50	200,000	162,029
University of Wisconsin Hospitals & Clinics, Obligated Group, Green Bond, 4.00%, 4/01/46	1,000,000	962,456

		4,500,564

Total Investments (Cost $112,049,140) 100.0%		109,312,887
Other Assets, less Liabilities (0.0)%†		(1,750)

Net Assets 100.0%		$109,311,137

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $3,837,771, representing 3.5% of net assets.
bVariable rate security. The rate shown represents the yield at period end.

Abbreviations

Selected Portfolio

FRN – Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin Senior Loan ETF	Country	Principal Amount*	Value
Corporate Bonds & Notes 4.4%
Airlines 0.8%
[a] Air Canada, 3.875%, 8/15/26	Canada	700,000	$649,427
[a] American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26	United States	800,000	793,272
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	208,320	203,866
[a] United Airlines, Inc., 4.375%, 4/15/26	United States	140,000	133,141
			1,779,706
Chemicals 0.4%
[a] ASP Unifrax Holdings, Inc., 5.25%, 9/30/28	United States	419,400	303,274
[a] SCIH Salt Holdings, Inc., 4.875%, 5/01/28	United States	500,000	447,158
			750,432
Commercial Services & Supplies 0.1%
[a] MPH Acquisition Holdings LLC, 5.50%, 9/01/28	United States	213,000	181,796
Communications Equipment 0.1%
[a] CommScope, Inc., 4.75%, 9/01/29	United States	288,500	227,731
Construction Materials 0.2%
[a] Cemex SAB de CV, 5.20%, 9/17/30	Mexico	375,000	351,162
Containers & Packaging 0.2%
[a] Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
4.00%, 10/15/27	United States	400,000	354,197
Electric 0.3%
[a] Calpine Corp., first lien, 4.50%, 2/15/28	United States	800,000	725,041
Electric Utilities 0.2%
[a] Talen Energy Supply LLC, 8.625%, 6/01/30	United States	400,000	414,372
Entertainment 0.1%
[a] International Game Technology PLC, first lien, 5.25%, 1/15/29	United Kingdom	300,000	284,445
Environmental Control 0.2%
[a] GFL Environmental, Inc., 3.50%, 9/01/28	Canada	600,000	534,627
Financial Services 0.4%
[a] Altice France SA, 5.125%, 7/15/29	France	500,000	355,447
[a] Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29	United States	300,000	258,449
[a] Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31	United Kingdom	210,000	169,986
			783,882
Insurance 0.2%
[a] Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29	United States	500,000	432,093
Media 0.3%
[a] Directv Financing LLC/Directv Financing Co.-Obligor, Inc., 5.875%, 8/15/27	United States	750,000	680,107
[a] Univision Communications, Inc., first lien, 5.125%, 2/15/25	United States	44,444	43,558
			723,665
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc., 4.625%, 10/15/28	United States	150,000	140,218
[a] Weatherford International Ltd., 6.50%, 9/15/28	United States	44,600	44,832
			185,050
Packaging & Containers 0.4%
[a] Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.125%, 8/15/26	United States	500,000	466,326
[a] Mauser Packaging Solutions Holding Co., 7.875%, 8/15/26	United States	305,600	303,946
			770,272
Pharmaceuticals 0.3%
[a,b] Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc., 6.125%, 4/01/29	United States	925,000	685,420

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Specialty Retail 0.1%
[a] Staples, Inc., 7.50%, 4/15/26	United States	161,000	133,190

Total Corporate Bonds & Notes (Cost $10,080,155)			9,317,081

[c] Senior Floating Rate Interests 86.3%
Aerospace & Defense 2.1%
Madison IAQ LLC, Term Loan, 8.302%, 6/21/28	United States	1,711,585	1,678,637
Peraton Corp., Term Loan B, 8.953%, 2/01/28	United States	2,916,446	2,871,139

			4,549,776
Air Freight & Logistics 1.5%
First Student Bidco, Inc.,
Term Loan C, 8.501%, 7/21/28	United States	378,538	367,181
Term Loan B, 8.501%, 7/21/28	United States	1,009,895	979,598
Kenan Advantage Group, Inc., 2021 Term Loan B1, 9.477%, 3/24/26	United States	1,744,942	1,744,166

			3,090,945
Automobile Manufacturers 0.7%
American Trailer World Corp., Term Loan B, 8.953%, 3/03/28	United States	1,595,532	1,443,461
Automotive Parts & Equipment 3.2%
Clarios Global LP, 2023 Incremental Term Loan, 8.853%, 5/06/30	United States	936,543	935,517
DexKo Global, Inc., 2021 USD Term Loan B, 9.254%, 10/04/28	United States	1,285,989	1,231,334
First Brands Group LLC,
2022 Incremental Term Loan, 10.246%, 3/30/27	United States	349,123	342,141
2021 Term Loan, 10.252%, 3/30/27	United States	2,305,559	2,263,056
Truck Hero, Inc., 2021 Term Loan B, 8.967%, 1/31/28	United States	2,061,104	1,947,393

			6,719,441
Building Products 2.0%
Allied Universal Holdco LLC,
2023 Term Loan B, TBD, 5/12/28	United States	500,000	489,585
2021 USD Incremental Term Loan B, 8.953%, 5/12/28	United States	1,744,816	1,699,259
Solis IV BV, USD Term Loan B1, 8.666%, 2/26/29	Netherlands	1,090,989	1,040,193
White Cap Buyer LLC, Term Loan B, 8.853%, 10/19/27	United States	969,442	962,913

			4,191,950
Capital Markets 1.9%
Citadel Securities LP, 2021 Term Loan B, 7.717%, 2/02/28	United States	1,417,375	1,417,155
Edelman Financial Center LLC, 2021 Term Loan B, 8.943%, 4/07/28	United States	1,272,088	1,242,595
Jane Street Group LLC, 2021 Term Loan, 7.967%, 1/26/28	United States	1,409,700	1,407,818

			4,067,568
Casinos & Gaming 2.7%
Bally’s Corp., 2021 Term Loan B, 8.396%, 10/02/28	United States	1,771,025	1,734,197
Caesars Entertainment Corp., Term Loan B, 8.453%, 2/06/30	United States	1,072,138	1,073,537
Scientific Games Holdings LP, 2022 USD Term Loan B, 8.768%, 4/04/29	United States	1,472,300	1,456,657
Scientific Games International, Inc., 2022 USD Term Loan, 8.248%, 4/14/29	United States	1,303,116	1,303,422
Stars Group Holdings B.V, (The), 2022 USD Term Loan B, 8.754%, 7/22/28	Ireland	168,221	168,727

			5,736,540
Chemicals 4.5%
Hexion Holdings Corp., 2022 USD Term Loan, 9.779%, 3/15/29	United States	1,584,000	1,499,106
INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 7.967%, 1/29/26	United States	1,694,643	1,693,160
LSF11 A5 Holdco LLC, Term Loan, 8.717%, 10/15/28	United States	1,549,893	1,530,279
Nouryon Finance BV, 2023 USD Term Loan B, 9.318%, 4/03/28	United States	857,143	850,714
PMHC II, Inc., 2022 Term Loan B, 9.698%, 4/23/29	United States	2,184,495	1,931,782
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, 9.193%, 3/16/27	United States	1,578,400	1,557,557
Starfruit Finco BV, 2023 Term Loan B, 9.347%, 4/03/28	United States	507,812	505,484

			9,568,082
Commercial Services & Supplies 2.9%
Amentum Government Services Holdings LLC, 2022 Term Loan, 9.147%, 2/15/29	United States	2,609,044	2,556,863
MPH Acquisition Holdings LLC, 2021 Term Loan B, 9.726%, 9/01/28	United States	692,203	620,512
PECF USS Intermediate Holding III Corp., Term Loan B, 9.523%, 12/15/28	United States	1,319,081	1,087,087

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Spin Holdco, Inc., 2021 Term Loan, 9.23%, 3/04/28	United States	2,152,950	1,858,459

			6,122,921
Communications Equipment 0.4%
CommScope, Inc., 2019 Term Loan B, 8.443%, 4/06/26	United States	962,496	924,116
Computer & Electronics Retail 1.4%
McAfee LLC, 2022 USD Term Loan B, 8.963%, 3/01/29	United States	2,035,783	1,952,937
Vision Solutions, Inc., 2021 Incremental Term Loan, 9.505%, 4/24/28	United States	1,080,645	1,029,428

			2,982,365
Construction Materials 1.0%
Cornerstone Building Brands, Inc., 2021 Term Loan B, 8.497%, 4/12/28	United States	1,367,693	1,314,702
Quikrete Holdings, Inc., 2021 Term Loan B1, 8.217%, 3/18/29	United States	790,000	791,758

			2,106,460
Containers & Packaging 2.9%
Charter NEX U.S., Inc., 2021 Term Loan, 8.967%, 12/01/27	United States	2,145,873	2,131,796
Klockner-Pentaplast of America, Inc., 2021 Term Loan B, 10.104%, 2/12/26	Luxembourg	1,966,568	1,881,760
Mauser Packaging Solutions Holding Co., Term Loan B, 9.141%, 8/14/26	United States	700,000	698,880
Reynolds Group Holdings, Inc., 2021 Term Loan B, 8.467%, 9/24/28	United States	1,478,186	1,475,577

			6,188,013
Diversified Banks 0.6%
AqGen Island Holdings, Inc., Term Loan, 8.717%, 8/02/28	United States	1,284,793	1,266,330
Diversified Telecommunication Services 0.8%
Altice France SA, 2023 USD Term Loan B14, 10.486%, 8/15/28	France	1,170,459	1,045,612
Zayo Group Holdings, Inc., USD Term Loan, 8.217%, 3/09/27	United States	708,194	558,411

			1,604,023
Electric Utilities 0.0%†
Talen Energy Supply LLC,
2023 Term Loan C, 9.59%, 5/17/30	United States	39,788	39,731
2023 Term Loan B, 9.59%, 5/17/30	United States	49,101	49,029

			88,760
Electronic Equipment & Instruments 0.5%
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 10.03%, 7/27/28	United States	1,388,082	1,049,737
Financial Services 1.2%
Asurion LLC,
2020 Term Loan B8, 8.788%, 12/23/26	United States	582,092	561,864
2021 Second Lien Term Loan B4, 10.505%, 1/20/29	United States	1,997,666	1,680,896
Citadel Securities LP, 2022 Incremental Term Loan B, 8.217%, 2/02/28	United States	198,500	198,855
Go Daddy Operating Co. LLC, 2022 Term Loan B5, 8.103%, 11/09/29	United States	173,730	174,265

			2,615,880
Food Products 0.4%
Triton Water Holdings, Inc., Term Loan, 8.753%, 3/31/28	United States	810,503	785,556
Health Care Providers & Services 6.4%
ADMI Corp.,
2021 Term Loan B2, 8.592%, 12/23/27	United States	749,852	707,673
2021 Incremental Term Loan B3, 8.967%, 12/23/27	United States	654,106	612,950
Charlotte Buyer, Inc., 1st Lien Term Loan, 10.427%, 2/11/28	United States	971,462	953,733
Gainwell Acquisition Corp., Term Loan B, 9.342%, 10/01/27	United States	2,572,167	2,536,800
ICON Luxembourg Sarl, LUX Term Loan, 7.754%, 7/03/28	Luxembourg	1,093,595	1,094,962
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 8.614%, 11/01/28	United States	1,865,066	1,756,892
Medline Borrower LP, USD Term Loan B, 8.467%, 10/23/28	United States	1,635,522	1,618,651
National Mentor Holdings, Inc.,
2021 Term Loan, 9.092%, 3/02/28	United States	794,750	604,757
2021 Term Loan C, 9.092%, 3/02/28	United States	29,688	22,591
PRA Health Sciences, Inc., US Term Loan, 7.754%, 7/03/28	United States	272,470	272,810
Radiology Partners, Inc., 2018 1st Lien Term Loan B, 9.467%, 7/09/25	United States	1,124,138	852,591
U.S. Anesthesia Partners, Inc., 2021 Term Loan, 9.477%, 10/01/28	United States	1,327,579	1,250,175
U.S. Radiology Specialists, Inc., 2020 Term Loan, 10.453%, 12/15/27	United States	1,271,960	1,240,161

			13,524,746

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Health Care Services 1.2%
CHG Healthcare Services, Inc., 2021 Term Loan, 8.443%, 9/29/28	United States	1,392,368	1,387,321
MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 9.193%, 12/18/28	United States	1,394,027	1,191,892

			2,579,213
Home Furnishings 0.4%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 8.896%, 7/31/28	United States	915,750	900,182
Hotels Restaurants & Leisure 1.1%
Fertitta Entertainment LLC, 2022 Term Loan B, 9.103%, 1/27/29	United States	1,048,333	1,036,649
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 8.217%, 8/02/28	United States	1,350,765	1,348,476

			2,385,125
Household Products 0.1%
Energizer Holdings, Inc., 2020 Term Loan, 7.442%, 12/22/27	United States	201,940	201,184
Insurance 2.2%
Acrisure LLC,
2020 Term Loan B, 8.693%, 2/15/27	United States	1,509,801	1,469,497
2021 First Lien Term Loan B, 9.443%, 2/15/27	United States	241,084	236,765
Alliant Holdings Intermediate LLC, 2021 Term Loan B4, 8.65%, 11/06/27	United States	1,044,554	1,039,702
AssuredPartners, Inc., 2020 Term Loan B, 8.717%, 2/12/27	United States	1,448,526	1,439,320
Asurion LLC,
2022 Term Loan B10, 9.203%, 8/19/28	United States	297,750	282,583
2023 Term Loan B11, 9.453%, 8/19/28	United States	171,982	163,975

			4,631,842
Insurance Brokers 1.6%
AssuredPartners, Inc., 2022 Term Loan B4, 9.353%, 2/12/27	United States	417,895	417,700
HUB International Ltd.,
2023 Term Loan B, TBD, 6/20/30	United States	818,182	820,968
2022 Term Loan B, 9.239%, 11/10/29	United States	581,560	581,979
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 8.853%, 2/17/28	United States	1,669,601	1,662,171

			3,482,818
Interactive Media & Services 1.8%
Arches Buyer, Inc., 2021 Term Loan B, 8.453%, 12/06/27	United States	1,077,319	1,041,633
Hunter Holdco 3 Ltd., USD Term Loan B, 9.592%, 8/19/28	United States	995,152	988,933
MH Sub I LLC, 2023 Term Loan, 9.353%, 5/03/28	United States	1,808,907	1,737,907

			3,768,473
IT Services 2.7%
Deerfield Dakota Holding LLC, 2020 USD Term Loan B, 8.992%, 4/09/27	United States	1,149,688	1,118,686
Dun & Bradstreet Corp., Term Loan, 8.434%, 2/06/26	United States	947,884	949,898
Verscend Holding Corp., 2021 Term Loan B, 9.217%, 8/27/25	United States	3,655,081	3,658,499

			5,727,083
Leisure Equipment & Products 0.7%
Playtika Holding Corp., 2021 Term Loan, 7.943%, 3/13/28	United States	1,086,111	1,083,673
Varsity Brands, Inc., 2017 Term Loan B, 8.693%, 12/15/24	United States	474,758	460,119

			1,543,792
Machinery 0.8%
Vertical U.S. Newco, Inc., Term Loan B, 8.602%, 7/30/27	Germany	1,696,144	1,685,127
Media 6.6%
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 8.218%, 4/22/26	United States	244,260	191,439
Cengage Learning, Inc., 2021 Term Loan B, 9.88%, 7/14/26	United States	1,903,114	1,868,982
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.807%, 8/21/26	United States	1,415,730	1,354,797
CSC Holdings LLC, 2017 Term Loan B1, 7.443%, 7/17/25	United States	1,861,461	1,797,864
Gray Television, Inc., 2021 Term Loan D, 8.227%, 12/01/28	United States	1,083,491	1,060,721
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 9.967%, 7/28/28	United States	1,280,371	1,203,548
Nexstar Broadcasting, Inc., 2019 Term Loan B4, 7.717%, 9/18/26	United States	891,792	891,948
Radiate Holdco LLC, 2021 Term Loan B, 8.467%, 9/25/26	United States	2,048,438	1,714,799
Univision Communications, Inc., 2021 First Lien Term Loan B, 8.443%, 3/15/26	United States	1,644,714	1,633,259
Virgin Media Bristol LLC, 2020 USD Term Loan Q, 8.443%, 1/31/29	United States	1,670,000	1,665,224

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, 7.95%, 5/18/25	United States	583,018	582,610

			13,965,191
Office Services & Supplies 1.1%
Prime Security Services Borrower LLC, 2021 Term Loan, 7.977%, 9/23/26	United States	2,419,333	2,421,667
Passenger Airlines 3.3%
Air Canada, 2021 Term Loan B, 8.839%, 8/11/28	Canada	1,945,465	1,948,072
American Airlines, Inc., 2021 Term Loan, 10.00%, 4/20/28	United States	1,024,129	1,047,357
Kestrel Bidco, Inc., Term Loan B, 8.251%, 12/11/26	Canada	2,037,194	1,981,314
United Airlines, Inc., 2021 Term Loan B, 9.292%, 4/21/28	United States	1,956,333	1,958,514

			6,935,257
Personal Care Products 1.9%
Conair Holdings LLC, Term Loan B, 9.288%, 5/17/28	United States	2,040,945	1,929,969
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3, 9.092%, 10/01/26	Luxembourg	2,010,370	2,002,841

			3,932,810
Pharmaceuticals 3.3%
eResearchTechnology, Inc., 2020 1st Lien Term Loan, 9.717%, 2/04/27	United States	1,152,184	1,110,993
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 7.414%, 11/15/27	United States	1,100,000	1,084,188
Jazz Financing Lux Sarl, USD Term Loan, 8.693%, 5/05/28	United States	1,960,814	1,960,285
Organon & Co., USD Term Loan, 8.257%, 6/02/28	United States	1,282,196	1,283,600
Parexel International Corp., 2021 1st Lien Term Loan, 8.467%, 11/15/28	United States	1,577,613	1,567,358

			7,006,424
Real Estate Management & Development 0.6%
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, 7.967%, 8/21/25	United States	1,244,423	1,235,868
Research & Consulting Services 0.6%
KUEHG Corp., 2023 Term Loan, 10.242%, 6/12/30	United States	1,200,000	1,190,748
Retail REITs 1.1%
Great Outdoors Group LLC, 2021 Term Loan B1, 8.943%, 3/06/28	United States	1,656,134	1,645,784
Petco Health & Wellness Co., Inc., 2021 Term Loan B, 8.754%, 3/03/28	United States	765,419	761,067

			2,406,851
Semiconductor Materials & Equipment 0.4%
MKS Instruments, Inc., 2022 USD Term Loan B, 7.939%, 8/17/29	United States	893,250	895,483
Soft Drinks & Non-alcoholic Beverages 0.2%
Naked Juice LLC, Term Loan, 8.592%, 1/24/29	United States	553,999	517,360
Software 12.6%
Athenahealth Group, Inc.,
[d] 2022 Delayed Draw Term Loan, TBD, 2/15/29	United States	282,375	272,492
2022 Term Loan B, 8.589%, 2/15/29	United States	2,292,791	2,212,544
CDK Global, Inc., 2022 USD Term Loan B, 9.492%, 7/06/29	United States	255,857	255,440
Cloudera, Inc.,
2021 Term Loan, 8.953%, 10/08/28	United States	914,179	894,470
2021 Second Lien Term Loan, 11.202%, 10/08/29	United States	303,306	276,008
Cornerstone OnDemand, Inc., 2021 Term Loan, 9.254%, 10/16/28	United States	794,460	742,328
DCert Buyer, Inc.,
2019 Term Loan B, 9.264%, 10/16/26	United States	2,652,358	2,633,711
2021 2nd Lien Term Loan, 12.264%, 2/19/29	United States	1,000,000	921,670
Epicor Software Corp., 2020 Term Loan, 8.467%, 7/30/27	United States	1,690,409	1,671,713
Finastra USA, Inc., USD 1st Lien Term Loan, 9.038%, 6/13/24	United States	928,325	894,817
GoTo Group, Inc., Term Loan B, 9.943%, 8/31/27	United States	1,858,353	1,171,794
Hyland Software, Inc.,
2018 1st Lien Term Loan, 8.693%, 7/01/24	United States	2,769,730	2,750,342
2021 2nd Lien Term Loan, 11.467%, 7/07/25	United States	30,303	29,280
Idera, Inc., 2021 Term Loan, 8.963%, 3/02/28	United States	1,227,869	1,198,449
Ivanti Software, Inc.,
2021 Add On Term Loan B, 9.538%, 12/01/27	United States	138,236	116,097
2021 Term Loan B, 9.758%, 12/01/27	United States	1,278,319	1,083,273

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Mitchell International, Inc., 2021 Term Loan B, 8.943%, 10/15/28	United States	877,614	859,790
Navicure, Inc., 2019 Term Loan B, 9.217%, 10/22/26	United States	3,158,522	3,154,574
Polaris Newco LLC, USD Term Loan B, 9.538%, 6/02/28	United States	1,572,748	1,452,165
Quest Software US Holdings, Inc., 2022 Term Loan, 9.445%, 2/01/29	United States	595,500	465,234
Roper Industrial Products Investment Co. LLC, USD Term Loan, 9.742%, 11/22/29	United States	749,407	747,357
Sovos Compliance LLC, 2021 Term Loan, 9.717%, 8/11/28	United States	1,426,750	1,380,252
Ultimate Software Group, Inc.,
2021 Term Loan, 8.618%, 5/04/26	United States	654,806	643,619
Term Loan B, 8.895%, 5/04/26	United States	295,396	291,853
2021 2nd Lien Term Loan, 10.618%, 5/03/27	United States	570,097	554,419

			26,673,691
Specialty Chemicals 0.2%
Ineos US Finance LLC, 2022 USD Term Loan B, 8.953%, 11/08/27	United States	478,800	477,771
Specialty Retail 2.2%
IRB Holding Corp., 2022 Term Loan B, 8.203%, 12/15/27	United States	696,473	692,556
Michaels Cos., Inc., 2021 Term Loan B, 9.754%, 4/15/28	United States	1,677,513	1,490,471
PetSmart, Inc., 2021 Term Loan B, 8.953%, 2/11/28	United States	1,316,325	1,316,055
SRS Distribution, Inc.,
2021 Term Loan B, 8.693%, 6/02/28	United States	370,000	360,315
2022 Incremental Term Loan, 8.703%, 6/02/28	United States	78,551	76,833
Staples, Inc., 7 Year Term Loan, 10.299%, 4/16/26	United States	827,680	710,513

			4,646,743
Systems Software 0.2%
Barracuda Networks, Inc., 2022 Term Loan, 9.545%, 8/15/29	United States	497,500	481,393
Technology Hardware, Storage & Peripherals 1.6%
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 9.193%, 12/01/27	United States	3,328,621	3,324,161
Wireless Telecommunication Services 0.7%
CCI Buyer, Inc., Term Loan, 9.242%, 12/17/27	United States	1,476,335	1,451,422

Total Floating Rate Loans (Cost $188,703,312)			183,094,349

Asset-Backed Securities 0.9%
[a,e] BlueMountain CLO Ltd., Series 2018-3A, Class C, 7.455%, 10/25/30	United States	1,000,000	959,701
[a,e] LCM XVIII LP, Series 2018-A, Class CR, 7.10%, 4/20/31	United States	1,000,000	939,157

Total Asset-Backed Securities (Cost $1,996,875)			1,898,858

Total Investments before Short-Term Investments (Cost $200,780,342)			194,310,288

Short-Term Investments 3.9%
U.S. Government & Agency Securities 3.9%
[f] Federal Home Loan Bank Discount Notes, 07/3/23	United States	8,310,000	8,310,000

Total Short-Term Investments (Cost $8,307,784)			8,310,000

Total Investments (Cost $209,088,126) 95.5%			202,620,288
Other Assets, less Liabilities 4.5%			9,552,091

Net Assets 100.0%			$212,172,379

*The principal amount is stated in U.S. dollars unless otherwise indicated.
†Rounds to less than 0.1% of net assets.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $11,075,721, representing 5.2% of net assets.
bDefaulted securities.
cThe coupon rate shown represents the rate at period end.
dA portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of settlement and will be based upon a reference index/floor plus a spread.
eThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
fThe security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Abbreviations

Selected Portfolio

CLO – Collateralized Loan Obligation
REIT – Real Estate Investment Trust
TBD – To Be Determined
USD – Unified/Union School District

FRANKLIN TEMPLETON ETF TRUST

Consolidated Schedule of Investments, June 30, 2023 (unaudited)

Franklin Systematic Style Premia ETF	Country	Shares
Common Stocks 70.5%
Aerospace & Defense 0.2%
[a] Axon Enterprise, Inc.	United States	575	$112,194
Textron, Inc.	United States	1,647	111,387

			223,581
Air Freight & Logistics 0.7%
Expeditors International of Washington, Inc.	United States	1,347	163,162
FedEx Corp.	United States	1,923	476,712

			639,874
Automobile Components 0.1%
BorgWarner, Inc.	United States	2,025	99,043
Automobiles 0.4%
Bayerische Motoren Werke AG	Germany	375	46,035
Stellantis NV	United States	17,524	307,619

			353,654
Banks 2.5%
[b] ABN AMRO Bank NV, GDR	Netherlands	3,164	49,121
Banco Bilbao Vizcaya Argentaria SA	Spain	48,405	371,359
Banco Santander SA	Spain	132,920	490,878
Barclays PLC	United Kingdom	125,019	243,787
First Citizens BancShares, Inc., Class A	United States	89	114,227
Intesa Sanpaolo SpA	Italy	129,860	340,026
NatWest Group PLC	United Kingdom	45,657	139,775
Standard Chartered PLC	United Kingdom	18,770	162,986
UniCredit SpA	Italy	14,717	341,436

			2,253,595
Beverages 0.3%
[a] Coca-Cola HBC AG	Switzerland	1,524	45,435
Heineken Holding NV	Netherlands	999	86,811
Molson Coors Beverage Co., Class B	United States	1,519	100,011

			232,257
Biotechnology 3.7%
AbbVie, Inc.	United States	5,941	800,431
Amgen, Inc.	United States	205	45,514
[a] Biogen, Inc.	United States	1,159	330,141
Gilead Sciences, Inc.	United States	10,125	780,334
[a] Horizon Therapeutics PLC	United States	400	41,140
[a] Regeneron Pharmaceuticals, Inc.	United States	796	571,958
[a] United Therapeutics Corp.	United States	375	82,781
[a] Vertex Pharmaceuticals, Inc.	United States	2,042	718,600

			3,370,899
Broadline Retail 0.9%
[a] Amazon.com, Inc.	United States	659	85,907
Canadian Tire Corp. Ltd., Class A	Canada	500	68,438
eBay, Inc.	United States	4,560	203,786
[a] MercadoLibre, Inc.	Brazil	357	422,902

			781,033
Building Products 0.5%
[a] Builders FirstSource, Inc.	United States	1,100	149,600
Cie de Saint-Gobain	France	3,760	228,613
Owens Corning	United States	721	94,091
			472,304

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Capital Markets 2.7%
3i Group PLC	United Kingdom	7,744	191,837
Ameriprise Financial, Inc.	United States	882	292,965
Bank of New York Mellon Corp.	United States	4,552	202,655
Hong Kong Exchanges & Clearing Ltd.	Hong Kong	9,600	361,626
Invesco Ltd.	United States	2,810	47,236
Julius Baer Group Ltd.	Switzerland	1,831	115,306
MSCI, Inc.	United States	628	294,714
SEI Investments Co.	United States	972	57,951
State Street Corp.	United States	2,750	201,245
T Rowe Price Group, Inc.	United States	1,869	209,365
UBS Group AG	Switzerland	25,405	513,836

			2,488,736
Chemicals 1.8%
Linde PLC	United States	2,100	800,268
LyondellBasell Industries NV, Class A	United States	2,225	204,322
Nitto Denko Corp.	Japan	1,200	88,255
Shin-Etsu Chemical Co. Ltd.	Japan	14,100	465,139
Solvay SA	Belgium	634	70,760

			1,628,744
Commercial Services & Supplies 0.9%
Brambles Ltd.	Australia	11,845	113,617
Cintas Corp.	United States	673	334,535
[a] Copart, Inc.	United States	3,418	311,756
Dai Nippon Printing Co. Ltd.	Japan	1,900	53,608

			813,516
Communications Equipment 1.2%
[a] Arista Networks, Inc.	United States	262	42,460
Cisco Systems, Inc.	United States	21,012	1,087,161

			1,129,621
Construction Materials 0.6%
CRH PLC	Ireland	2,949	162,477
Heidelberg Materials AG	Germany	1,205	98,862
[a] Holcim AG, Class B	United States	4,403	296,273

			557,612
Consumer Staples Distribution & Retail 2.5%
Albertsons Cos., Inc., Class A	United States	2,303	50,252
Alimentation Couche-Tard, Inc.	Canada	7,500	385,018
Carrefour SA	France	5,050	95,618
George Weston Ltd.	Canada	500	59,180
J Sainsbury PLC	United Kingdom	13,335	45,605
Koninklijke Ahold Delhaize NV	Netherlands	7,773	265,096
Kroger Co.	United States	5,695	267,665
Loblaw Cos. Ltd.	Canada	1,400	128,314
MatsukiyoCocokara & Co.	Japan	900	50,294
Walmart, Inc.	United States	5,778	908,186

			2,255,228
Containers & Packaging 0.2%
International Paper Co.	United States	1,424	45,297
Packaging Corp. of America	United States	784	103,614

			148,911
Distributors 0.3%
Genuine Parts Co.	United States	1,020	172,614
LKQ Corp.	United States	2,184	127,262

			299,876
Diversified REITs 0.1%
Stockland	Australia	17,771	47,672

	FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Diversified Telecommunication Services 1.3%
AT&T, Inc.	United States	43,494	693,729
Deutsche Telekom AG	Germany	23,908	521,047

			1,214,776
Electric Utilities 1.1%
Chubu Electric Power Co., Inc.	Japan	5,300	64,428
Endesa SA	Spain	2,387	51,173
Enel SpA	Italy	65,541	441,044
[b] Hydro One Ltd.	Canada	2,800	80,091
Kansai Electric Power Co., Inc.	Japan	6,000	74,951
Origin Energy Ltd.	Australia	13,840	77,478
[a] PG&E Corp.	United States	11,646	201,243
Power Assets Holdings Ltd.	Hong Kong	9,500	49,763

			1,040,171
Electrical Equipment 0.6%
AMETEK, Inc.	United States	1,370	221,776
Mitsubishi Electric Corp.	Japan	16,400	229,998
Sensata Technologies Holding PLC	United States	1,314	59,117

			510,891
Electronic Equipment, Instruments & Components 0.2%
[a] Arrow Electronics, Inc.	United States	468	67,032
TDK Corp.	Japan	2,600	100,143

			167,175
Entertainment 1.2%
[a] Netflix, Inc.	United States	2,462	1,084,486
Financial Services 2.7%
[a] FleetCor Technologies, Inc.	United States	564	141,609
Mastercard, Inc., Class A	United States	2,868	1,127,984
Visa, Inc., Class A	United States	4,881	1,159,140

			2,428,733
Food Products 0.2%
Lamb Weston Holdings, Inc.	United States	1,219	140,124
Yakult Honsha Co. Ltd.	Japan	1,000	62,995

			203,119
Gas Utilities 0.1%
Osaka Gas Co. Ltd.	Japan	3,300	50,401
Tokyo Gas Co. Ltd.	Japan	3,000	65,237

			115,638
Ground Transportation 1.1%
Canadian National Railway Co.	Canada	3,500	424,312
JB Hunt Transport Services, Inc.	United States	701	126,902
Knight-Swift Transportation Holdings, Inc.	United States	1,532	85,118
MTR Corp. Ltd.	Hong Kong	11,500	52,829
Old Dominion Freight Line, Inc.	United States	731	270,287
TFI International, Inc.	Canada	600	68,436

			1,027,884
Health Care Equipment & Supplies 0.5%
[a] Hologic, Inc.	United States	1,974	159,835
[a] IDEXX Laboratories, Inc.	United States	656	329,463

			489,298
Health Care Providers & Services 2.3%
Cardinal Health, Inc.	United States	2,199	207,959
[a] Centene Corp.	United States	4,255	287,000
Cigna Group	United States	2,273	637,804
HCA Healthcare, Inc.	United States	1,653	501,653
Humana, Inc.	United States	1,011	452,048

			2,086,464

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Health Care Technology 0.2%
[a] Veeva Systems, Inc., Class A	United States	1,051	207,814
Hotels, Restaurants & Leisure 1.6%
[a] Booking Holdings, Inc.	United States	304	820,900
[a] Expedia Group, Inc.	United States	1,233	134,878
McDonald’s Corp.	United States	384	114,589
MGM Resorts International	United States	2,328	102,246
Yum! Brands, Inc.	United States	1,949	270,034

			1,442,647
Household Durables 1.1%
DR Horton, Inc.	United States	2,453	298,506
Lennar Corp., Class A	United States	2,029	254,254
[a] NVR, Inc.	United States	26	165,116
PulteGroup, Inc.	United States	1,941	150,777
Sekisui House Ltd.	Japan	4,600	92,471

			961,124
Household Products 0.4%
Kimberly-Clark Corp.	United States	2,724	376,075
Independent Power Producers & Energy Traders 0.2%
AES Corp.	United States	5,615	116,399
Vistra Corp.	United States	2,775	72,844

			189,243
Industrial Conglomerates 0.6%
CK Hutchison Holdings Ltd., Class A	United Kingdom	21,500	131,278
Hitachi Ltd.	Japan	5,100	313,901
Jardine Matheson Holdings Ltd.	Hong Kong	1,200	60,780

			505,959
Industrial REITs 0.2%
Goodman Group	Australia	14,490	193,581
Insurance 2.9%
Aflac, Inc.	United States	4,711	328,828
American International Group, Inc.	United States	5,998	345,125
[a] Arch Capital Group Ltd.	United States	3,142	235,179
Everest Re Group Ltd.	United States	353	120,677
Fairfax Financial Holdings Ltd.	Canada	200	149,978
Great-West Lifeco, Inc.	Canada	2,500	72,681
Hartford Financial Services Group, Inc.	United States	2,520	181,490
iA Financial Corp., Inc.	Canada	900	61,383
Japan Post Holdings Co. Ltd.	Japan	17,900	128,366
Legal & General Group PLC	United Kingdom	48,916	141,356
Manulife Financial Corp.	Canada	14,900	281,954
MetLife, Inc.	United States	3,817	215,775
MS&AD Insurance Group Holdings, Inc.	Japan	3,700	130,454
Power Corp. of Canada	Canada	4,700	126,659
Principal Financial Group, Inc.	United States	1,631	123,695

			2,643,600
Interactive Media & Services 2.3%
[a] Alphabet, Inc., Class C	United States	4,977	602,068
[b] Auto Trader Group PLC	United Kingdom	7,888	61,213
[a] Meta Platforms, Inc., Class A	United States	5,042	1,446,953

			2,110,234
IT Services 1.2%
Accenture PLC, Class A	United States	1,578	486,939
[a] CGI, Inc., Class A	Canada	1,700	179,475
Fujitsu Ltd.	Japan	300	38,596
[a] Gartner, Inc.	United States	595	208,435
NEC Corp.	Japan	2,000	96,378

	FRANKLIN TEMPLETON ETF TRUST
	CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

TIS, Inc.	Japan	1,700	42,237

			1,052,060
Life Sciences Tools & Services 1.4%
Agilent Technologies, Inc.	United States	2,236	268,879
[a] Mettler-Toledo International, Inc.	United States	175	229,537
Thermo Fisher Scientific, Inc.	United States	1,047	546,272
[a] Waters Corp.	United States	174	46,378
West Pharmaceutical Services, Inc.	United States	585	223,745

			1,314,811
Machinery 1.0%
Cummins, Inc.	United States	362	88,748
Fortive Corp.	United States	2,296	171,672
Komatsu Ltd.	Japan	5,600	150,369
PACCAR, Inc.	United States	4,172	348,988
Snap-on, Inc.	United States	446	128,532

			888,309
Metals & Mining 2.0%
ArcelorMittal SA	Luxembourg	3,523	95,821
BHP Group Ltd.	Australia	23,550	705,266
BlueScope Steel Ltd.	Australia	3,584	49,026
Fortescue Metals Group Ltd.	Australia	12,834	189,483
JFE Holdings, Inc.	Japan	3,900	55,315
Nippon Steel Corp.	Japan	6,800	141,330
Nucor Corp.	United States	1,996	327,304
Reliance Steel & Aluminum Co.	United States	495	134,437
Steel Dynamics, Inc.	United States	1,293	140,847

			1,838,829
Multi-Utilities 0.9%
Centrica PLC	United Kingdom	45,553	71,784
Consolidated Edison, Inc.	United States	2,764	249,865
E.ON SE	Germany	19,287	245,772
Engie SA	France	15,509	257,663

			825,084
Office REITs 0.1%
Dexus	Australia	9,119	47,346
Oil, Gas & Consumable Fuels 4.2%
ARC Resources Ltd.	Canada	4,800	64,097
BP PLC	United Kingdom	102,283	596,027
Cheniere Energy, Inc.	United States	2,003	305,177
Exxon Mobil Corp.	United States	10,815	1,159,909
HF Sinclair Corp.	United States	1,198	53,443
Imperial Oil Ltd.	Canada	900	46,100
Marathon Petroleum Corp.	United States	3,589	418,477
Phillips 66	United States	3,948	376,560
Repsol SA	Spain	10,640	154,738
Shell PLC	Netherlands	11,059	329,353
Valero Energy Corp.	United States	2,980	349,554

			3,853,435
Passenger Airlines 0.1%
Singapore Airlines Ltd.	Singapore	9,100	48,077
Personal Products 0.6%
Beiersdorf AG	Germany	802	106,092
L’Oreal SA	France	873	406,788

			512,880
Pharmaceuticals 0.0%†
Pfizer, Inc.	United States	1,118	41,008

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Professional Services 0.7%
Randstad NV	Netherlands	936	49,333
Recruit Holdings Co. Ltd.	Japan	7,700	243,091
Robert Half International, Inc.	United States	820	61,680
Verisk Analytics, Inc.	United States	1,169	264,229

			618,333
Real Estate Management & Development 0.5%
CK Asset Holdings Ltd.	Hong Kong	16,500	91,379
Daiwa House Industry Co. Ltd.	Japan	5,100	133,803
Sun Hung Kai Properties Ltd.	Hong Kong	12,000	151,137
Wharf Real Estate Investment Co. Ltd.	Hong Kong	15,000	74,937

			451,256
Residential REITs 0.2%
AvalonBay Communities, Inc.	United States	1,136	215,011
Retail REITs 0.4%
Link REIT	Hong Kong	20,900	116,013
Simon Property Group, Inc.	United States	2,505	289,278

			405,291
Semiconductors & Semiconductor Equipment 4.2%
Analog Devices, Inc.	United States	3,615	704,238
Broadcom, Inc.	United States	1,360	1,179,705
Infineon Technologies AG	Germany	9,601	395,786
KLA Corp.	United States	602	291,982
Microchip Technology, Inc.	United States	3,980	356,568
[a] ON Semiconductor Corp.	United States	3,409	322,423
[a] Renesas Electronics Corp.	Japan	9,600	179,434
Rohm Co. Ltd.	Japan	600	56,125
STMicroelectronics NV	Switzerland	5,159	256,461
Texas Instruments, Inc.	United States	256	46,085

			3,788,807
Software 6.7%
[a] Adobe, Inc.	United States	2,235	1,092,893
[a] ANSYS, Inc.	United States	666	219,960
[a] Autodesk, Inc.	United States	1,467	300,163
[a] Cadence Design Systems, Inc.	United States	2,171	509,143
Constellation Software, Inc.	Canada	200	414,851
[a] Dropbox, Inc., Class A	United States	2,093	55,820
[a] Fair Isaac Corp.	United States	207	167,506
[a] Fortinet, Inc.	United States	5,244	396,394
Intuit, Inc.	United States	507	232,302
Microsoft Corp.	United States	2,071	705,258
Open Text Corp.	Canada	2,500	104,100
Oracle Corp.	United States	8,900	1,059,901
[a] Synopsys, Inc.	United States	1,211	527,282
[a] VMware, Inc., Class A	United States	1,819	261,372

			6,046,945
Specialized REITs 0.8%
Gaming & Leisure Properties, Inc.	United States	2,134	103,414
Public Storage	United States	1,275	372,147
VICI Properties, Inc.	United States	8,100	254,583

			730,144
Specialty Retail 1.3%
Best Buy Co., Inc.	United States	1,688	138,332
Industria de Diseno Textil SA	Spain	2,705	104,648
Kingfisher PLC	United Kingdom	14,758	43,473
Lowe’s Cos., Inc.	United States	3,213	725,174
[a] Ulta Beauty, Inc.	United States	404	190,120

			1,201,747

	FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Technology Hardware, Storage & Peripherals 0.3%
Dell Technologies, Inc., Class C	United States	2,060	111,467
Hewlett Packard Enterprise Co.	United States	10,515	176,652
			288,119
Textiles, Apparel & Luxury Goods 1.4%
Burberry Group PLC	United Kingdom	3,220	86,787
Cie Financiere Richemont SA, Class A	Switzerland	1,770	300,029
[a] Deckers Outdoor Corp.	United States	208	109,753
LVMH Moet Hennessy Louis Vuitton SE	France	768	723,098
Pandora AS	Denmark	765	68,285
			1,287,952
Trading Companies & Distributors 1.9%
ITOCHU Corp.	Japan	9,400	369,860
Marubeni Corp.	Japan	12,000	202,581
Mitsubishi Corp.	Japan	9,800	469,879
Mitsui & Co. Ltd.	Japan	10,400	389,348
Sumitomo Corp.	Japan	8,900	187,255
Toyota Tsusho Corp.	Japan	1,700	83,968
United Rentals, Inc.	United States	114	50,772
			1,753,663
Water Utilities 0.1%
Essential Utilities, Inc.	United States	1,441	57,510
Wireless Telecommunication Services 0.1%
KDDI Corp.	Japan	1,400	43,104

Total Common Stocks (Cost $55,152,211)			64,104,789

Preferred Stock 0.1%
Automobiles 0.1%
[c] Bayerische Motoren Werke AG, 8.18%, pfd.	Germany	517	58,774

Total Preferred Stocks (Cost $53,271)			58,774

Total Investments before Short-Term Investments
(Cost $55,205,482)			64,163,563

Short-Term Investments 19.5%
Money Market Funds 19.5%
[d] State Street Institutional U.S. Government Money Market Fund, 5.03%	United States	17,717,771	17,717,771

Total Short-Term Investments (Cost $17,717,771)			17,717,771

Total Investments (Cost $72,923,253) 90.1%			81,881,334
Other Assets, less Liabilities 9.9%			9,004,320

Net Assets 100.0%			$90,885,654

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $190,425, representing 0.2% of net assets.
cVariable rate security. The rate shown represents the yield at period end.
dRate shown is one-day yield as of the end of the reporting period.

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

At June 30, 2023, the Fund had the following total return swap contracts outstanding.

Total Return Swaps Contracts

					Notional		Value/Unrealized
		Payment		Maturity	Value		Appreciation
Underlying Instrument	Financing Rate	Frequency	Counterparty	Date	(000	)s	(Depreciation)
OTC Swap Contracts Equity Contracts - Short
MSFTLSSP	1-month USD LIBOR	At Maturity	MSCS	July 20, 2023	48,456		621,859

At June 30, 2023 the Fund had the following forward exchange contracts outstanding.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
OTC Forward Exchange Contracts
Brazilian Real	MSCO	Buy	17,402,533	$3,545,315	9/20/23	$13,049	$—
Canadian Dollar	MSCO	Sell	5,379,360	4,041,927	9/20/23	—	(28,158)
Czech Koruna	MSCO	Sell	56,529,446	2,561,921	9/20/23	—	(25,673)
Euro	MSCO	Sell	1,393,710	1,516,022	9/20/23	—	(10,350)
Great British Pound	MSCO	Buy	3,860,545	4,893,040	9/20/23	16,092	—
Hungarian Forint	MSCO	Buy	1,530,153,790	4,348,468	9/20/23	43,626	—
Israeli Shekel	MSCO	Sell	14,714,641	4,113,495	9/20/23	137,111	—
Japanese Yen	MSCO	Buy	193,615,208	1,389,974	9/20/23	—	(34,342)
Mexican Peso	MSCO	Buy	88,474,746	5,069,696	9/20/23	14,008	—
New Zealand Dollar	MSCO	Sell	3,773,105	2,329,047	9/20/23	18,190	—
Norwegian Krone	MSCO	Sell	42,721,686	4,038,909	9/20/23	40,573	—
Polish Zloty	MSCO	Buy	17,583,914	4,252,559	9/20/23	59,047	—
South African Rand	MSCO	Sell	30,332,727	1,640,960	9/20/23	47,705	—
South Korean Won	MSCO	Buy	2,130,531,987	1,673,298	9/20/23	—	(49,758)
Swedish Krona	MSCO	Sell	20,257,497	1,897,978	9/20/23	15,685	—
Swiss Franc	MSCO	Sell	1,304,071	1,456,701	9/20/23	—	(12,714)
Total Forward Exchange Contracts						$405,086	$(160,995)
Net unrealized appreciation (depreciation)							$244,091

[a]May be comprised of multiple contracts with the same counterparty, currency and settlement date.

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Commodity Contracts
Brent Crude, September	Long	3	$225,360	9/29/23	$4,055
Cocoa, March	Long	17	566,100	3/13/24	24,590
Cocoa, September	Long	51	1,710,030	9/14/23	69,729
Coffee ’C’, March	Long	3	178,481	3/18/24	(25,753)
Copper, March	Long	4	377,850	3/26/24	(12,010)
Corn, March	Long	17	430,525	3/14/24	(43,813)
Cotton No. 2, December	Long	9	361,665	12/06/23	2,198
Cotton No. 2, May	Long	8	321,360	5/08/24	1,276
Gasoline Rbob, July	Long	3	320,657	7/31/23	7,990
Gasoline Rbob, September	Long	3	279,468	9/29/23	3,764
Gold 100 Ounce, February	Long	3	596,340	2/27/24	(14,657)
Lean Hog, December	Long	10	300,600	12/14/23	(6,160)
Live Cattle, December	Long	14	1,027,740	12/29/23	72,027
Low Sulphur Gasoil, August	Long	2	140,500	8/10/23	1,922

		FRANKLIN TEMPLETON ETF TRUST
	CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Futures Contracts (continued)

Commodity Contracts (continued)
Low Sulphur Gasoil, October	Long	3	$210,150	10/12/23	$3,945
Natural Gas, September	Long	5	142,350	9/27/23	11,408
NY Harbor ULSD, September	Long	3	307,163	9/29/23	7,906
Silver, March	Long	2	236,620	3/26/24	(10,750)
Soybean Meal, December	Long	11	437,030	12/14/23	19,697
Soybean Meal, March	Long	15	578,250	3/14/24	26,425
Soybean Oil, December	Long	12	424,584	12/14/23	29,569
Soybean Oil, March	Long	10	344,640	3/14/24	23,724
Soybean, March	Long	9	596,700	3/14/24	37,486
Soybean, November	Long	1	67,163	11/14/23	5,160
Sugar No. 11, April	Long	13	315,078	4/30/24	(33,078)
Wheat, March	Long	9	308,363	3/14/24	6,323
WTI Crude, September	Long	3	212,160	9/20/23	4,223
Brent Crude, July	Short	8	603,280	7/31/23	(9,404)
Coffee ‘C’, September	Short	6	357,750	9/19/23	54,639
Copper, September	Short	13	1,221,837	9/27/23	42,819
Corn, September	Short	1	24,425	9/14/23	2,972
Lean Hog, August	Short	11	407,440	8/14/23	(9,123)
Live Cattle, August	Short	1	70,870	8/31/23	(5,708)
Natural Gas, July	Short	40	1,119,200	7/27/23	(122,755)
NY Harbor ULSD, July	Short	8	822,394	7/31/23	(21,418)
Platinum, October	Short	7	319,620	10/27/23	27,708
Silver, September	Short	5	575,500	9/27/23	25,598
Sugar No. 11, September	Short	13	331,822	9/29/23	42,589
Wheat, September	Short	73	2,376,150	9/14/23	(27,567)
WTI Crude, July	Short	8	565,120	7/20/23	(9,709)
Index Contracts
Australian 10 Year Bond	Long	48	3,711,845	9/15/23	(2,619)
CAC 40 10 Euro	Long	33	2,668,003	7/21/23	35,507
Canada 10 Year Bond	Long	129	11,945,112	9/20/23	121,892
Euro-BTP	Long	29	3,673,605	9/07/23	19,502
Euro-OAT	Long	72	10,086,080	9/07/23	(42,498)
FTSE/JSE Africa Top40 Index	Long	31	1,165,533	9/21/23	(39,949)
Hang Seng Index	Long	38	4,559,796	7/28/23	(70,207)
IBEX 35 Index	Long	87	9,064,576	7/21/23	192,271
NASDAQ 100 E-Mini	Long	30	9,202,200	9/15/23	143,404
SGX Nifty 50	Long	180	6,940,440	7/27/23	140,357
U.S. Treasury 10 Year Note	Long	10	1,122,656	9/20/23	(19,470)
DAX Index	Short	7	3,106,733	9/15/23	26,906
EURO STOXX 50 Index	Short	59	2,849,616	9/15/23	(23,140)
Euro-Bund	Short	108	15,758,322	9/07/23	97,677
FTSE 100 Index	Short	45	4,314,551	9/15/23	45,424
Japanese 10 Year Bond	Short	4	4,111,115	9/12/23	(12,470)
Long Gilt	Short	120	14,539,167	9/27/23	(98,614)
Mex Bolsa Index	Short	94	2,999,965	9/15/23	94,041
Nikkei 225 Mini	Short	9	2,065,451	9/07/23	(60,438)
OMXS30 Index	Short	49	1,050,765	7/21/23	(551)
S&P 500 E-Mini	Short	61	13,689,162	9/15/23	(217,884)
S&P/TSX 60 Index	Short	20	3,683,658	9/14/23	(38,728)
Total Futures Contracts					$498,250

*As of period end.

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

	Country	Shares	Value
Reference Entity – Short 100.00%
Automobiles & Components 5.49%
Aptiv PLC	United States	(2,511)	$(256,348)
Ford Motor Co.	United States	(37,144)	(561,989)
Lear Corp.	United States	(546)	(78,378)
Lucid Group, Inc., A	United States	(8,470)	(58,358)
Porsche Automobil Holding SE	Germany	(1,437)	(86,478)
Renault SA	France	(1,757)	(73,954)
Rivian Automotive, Inc.	United States	(6,046)	(100,726)
Tesla, Inc.	United States	(2,724)	(713,061)
Toyota Motor Corp.	Japan	(43,900)	(701,167)
			(2,630,459)
Banks 10.65%
Bank of America Corp.	United States	(17,973)	(515,645)
Bank of Montreal	Canada	(5,600)	(506,317)
Citizens Financial Group, Inc.	United States	(4,749)	(123,854)
Commonwealth Bank of Australia	Australia	(10,420)	(695,480)
DNB Bank ASA	Norway	(8,786)	(164,591)
Fifth Third Bancorp	United States	(6,489)	(170,077)
FinecoBank Banca Fineco SpA	Italy	(5,793)	(77,833)
First Horizon Corp.	United States	(5,054)	(56,959)
Hang Seng Bank Ltd.	Hong Kong	(7,200)	(102,442)
Huntington Bancshares, Inc.	United States	(13,670)	(147,363)
KeyCorp	United States	(9,164)	(84,675)
M&T Bank Corp.	United States	(1,614)	(199,749)
National Australia Bank Ltd.	Australia	(27,031)	(474,480)
PNC Financial Services Group, Inc.	United States	(3,828)	(482,137)
Regions Financial Corp.	United States	(8,977)	(159,970)
Skandinaviska Enskilda Banken AB, A	Sweden	(15,168)	(167,319)
Svenska Handelsbanken AB, A	Sweden	(13,945)	(116,633)
Truist Financial Corp.	United States	(9,892)	(300,222)
US Bancorp	United States	(14,837)	(490,214)
Webster Financial Corp.	United States	(1,657)	(62,552)
			(5,098,512)
Capital Goods 8.23%
3M Co.	United States	(2,162)	(216,394)
AECOM	United States	(1,231)	(104,253)
Alstom SA	France	(3,046)	(90,789)
Ashtead Group PLC	United Kingdom	(766)	(53,017)
Assa Abloy AB, B	Sweden	(9,184)	(220,219)
Atlas Copco AB	Sweden	(14,377)	(178,693)
Atlas Copco AB, A	Sweden	(24,642)	(354,528)
Carlisle Cos., Inc.	United States	(479)	(122,878)
CNH Industrial NV	United Kingdom	(9,275)	(133,622)
Epiroc AB, A	Sweden	(6,121)	(115,548)
Epiroc AB, B	Sweden	(3,607)	(58,206)
Generac Holdings, Inc.	United States	(583)	(86,943)
IDEX Corp.	United States	(716)	(154,126)
IMCD NV	Netherlands	(530)	(76,153)
Kingspan Group PLC	Ireland	(1,427)	(94,813)
L3Harris Technologies, Inc.	United States	(1,795)	(351,407)
Nibe Industrier AB	Sweden	(13,465)	(127,653)
NIDEC Corp	Japan	(3,900)	(211,682)
Northrop Grumman Corp.	United States	(1,371)	(624,902)
Spirax-Sarco Engineering PLC	United Kingdom	(364)	(47,966)
Stanley Black & Decker, Inc.	United States	(1,425)	(133,537)
Toshiba Corp.	Japan	(3,900)	(121,883)
Vestas Wind Systems A/S	Denmark	(9,756)	(259,394)
			(3,938,606)

	FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Commercial & Professional Services 1.55%
Computershare Ltd.	Australia	(4,169)	(64,882)
Equifax, Inc.	United States	(1,142)	(268,712)
Leidos Holdings, Inc.	United States	(1,218)	(107,769)
Teleperformance	France	(517)	(86,553)
Waste Connections, Inc.	Canada	(1,500)	(214,395)
			(742,311)
Consumer Discretionary Distribution & Retail 2.06%
CarMax, Inc.	United States	(1,484)	(124,211)
Delivery Hero SE	South Korea	(1,608)	(70,884)
Doordash, Inc.	United States	(2,122)	(162,163)
Rakuten Group, Inc.	Japan	(14,100)	(48,679)
Target Corp.	United States	(4,382)	(577,986)
			(983,923)
Consumer Durables & Apparel 1.48%
Endeavour Group Ltd.	Australia	(13,743)	(57,724)
Hasbro, Inc.	United States	(1,218)	(78,890)
Kering SA	France	(689)	(380,059)
Puma SE	Germany	(970)	(58,332)
VF Corp.	United States	(3,130)	(59,752)
Whirlpool Corp.	United States	(508)	(75,585)
			(710,342)
Consumer Services 1.06%
Aramark	United States	(2,187)	(94,151)
Caesars Entertainment, Inc.	United States	(1,989)	(101,379)
Carnival Corp.	United States	(8,470)	(159,490)
Entain PLC	United Kingdom	(4,498)	(72,740)
Vail Resorts, Inc.	United States	(325)	(81,822)
			(509,582)
Consumer Staples Distribution & Retail 1.00%
Aeon Co. Ltd.	Japan	(6,300)	(128,236)
Dollar General Corp.	United States	(2,065)	(350,596)
			(478,832)
Energy 7.47%
Aker BP ASA	Norway	(2,947)	(69,263)
Baker Hughes Co.	United States	(9,664)	(305,479)
Cameco Corp.	Canada	(3,900)	(122,283)
Enbridge, Inc.	Canada	(18,100)	(673,526)
ENEOS Holdings, Inc.	Japan	(27,800)	(95,093)
Equinor ASA	Norway	(8,645)	(251,840)
Halliburton Co.	United States	(8,637)	(284,935)
Kinder Morgan, Inc.	United States	(19,341)	(333,052)
ONEOK, Inc.	United States	(4,244)	(261,940)
Pembina Pipeline Corp.	Canada	(5,400)	(169,968)
Santos Ltd.	Australia	(31,798)	(159,171)
TC Energy Corp.	Canada	(9,800)	(396,518)
Texas Pacific Land Corp.	United States	(60)	(78,990)
The Williams Cos., Inc.	United States	(11,489)	(374,886)
			(3,576,944)
Equity Real Estate Investment Trusts (REITs) 5.45%
Alexandria Real Estate Equities, Inc.	United States	(1,553)	(176,250)
Boston Properties, Inc.	United States	(1,405)	(80,914)
Camden Property Trust	United States	(787)	(85,681)
Digital Realty Trust, Inc.	United States	(2,733)	(311,207)
Essex Property Trust, Inc.	United States	(617)	(144,563)
Healthcare Realty Trust, Inc.	United States	(3,629)	(68,443)
Healthpeak Properties, Inc.	United States	(5,172)	(103,957)
Invitation Homes, Inc.	United States	(5,917)	(203,545)
Kimco Realty Corp	United States	(5,887)	(116,092)
SBA Communications Corp. REIT	United States	(1,016)	(235,468)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Segro PLC	United Kingdom	(12,203)	(111,206)
Sun Communities, Inc.	United States	(1,163)	(151,725)
UDR, Inc.	United States	(2,969)	(127,548)
Ventas, Inc.	United States	(3,764)	(177,924)
Welltower, Inc.	United States	(4,664)	(377,271)
WP Carey, Inc.	United States	(2,032)	(137,282)
			(2,609,076)
Financial Services 5.34%
Ally Financial, Inc.	United States	(2,571)	(69,443)
Annaly Capital Management, Inc.	United States	(4,513)	(90,305)
Apollo Global Management, Inc.	United States	(3,752)	(288,191)
ASX Ltd.	Australia	(1,849)	(77,539)
Charles Schwab Corp.	United States	(12,611)	(714,791)
Coinebase Global, Inc., A	United States	(1,651)	(118,129)
EQT AB	Sweden	(3,312)	(63,595)
Euronext NV	Netherlands	(794)	(53,968)
Groupe Bruxelles Lambert SA	Belgium	(930)	(73,216)
Jack Henry & Associates, Inc.	United States	(687)	(114,956)
M&G PLC	United Kingdom	(21,150)	(51,466)
S&P Global, Inc.	United States	(1,767)	(708,373)
St James’s Place PLC	United Kingdom	(5,248)	(72,558)
Toast, Inc.	United States	(2,700)	(60,939)
			(2,557,469)
Food, Beverage & Tobacco 3.01%
Barry Callebaut AG	Switzerland	(33)	(63,702)
Bunge Ltd.	United States	(1,419)	(133,883)
Constellation Brands, Inc.	United States	(1,077)	(265,082)
Darling Ingredients, Inc.	United States	(1,537)	(98,045)
Hormel Foods Corp.	United States	(2,850)	(114,627)
Kerry Group PLC	Ireland	(1,505)	(146,758)
Keurig Dr Pepper, Inc.	United States	(8,689)	(271,705)
McCormick & Co., Inc.	United States	(2,379)	(207,520)
Tyson Foods, Inc.	United States	(2,692)	(137,400)
			(1,438,722)
Health Care Equipment & Services 3.66%
Alcon, Inc.	Switzerland	(717)	(59,386)
Baxter International, Inc.	United States	(4,710)	(214,588)
Coloplast A/S	Denmark	(1,138)	(142,266)
Fresenius SE & Co. KGaA	Germany	(4,054)	(112,209)
Henry Schein, Inc.	United States	(1,232)	(99,915)
Laboratory Corp of America Holdings	United States	(812)	(195,960)
Medtronic PLC	United States	(8,100)	(713,610)
Quest Diagnostics, Inc.	United States	(1,051)	(147,729)
Ramsay Health Care Ltd.	Australia	(1,726)	(64,672)
			(1,750,335)
Insurance 2.65%
Aegon NV	Netherlands	(15,984)	(80,740)
Ageas SA/NV	Belgium	(1,519)	(61,500)
Assurant, Inc.	United States	(502)	(63,111)
Cincinnati Financial Corp.	United States	(1,134)	(110,361)
Insurance Australia Group Ltd.	Australia	(23,194)	(88,003)
Markel Corp.	United States	(121)	(167,365)
NN Group NV	Netherlands	(2,391)	(88,457)
Sampo Oyj	Finland	(4,348)	(195,060)
T&D Holdings, Inc.	Japan	(4,700)	(68,467)
The Allstate Corp.	United States	(2,487)	(271,182)
Tryg A/S	Denmark	(3,461)	(74,876)
			(1,269,122)
Materials 6.65%
Alcoa Corp.	United States	(1,704)	(57,817)
Anglo American PLC	United Kingdom	(11,895)	(337,690)

	FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Antofagasta PLC	United Kingdom	(3,631)	(67,444)
Ball Corp.	United States	(2,941)	(171,196)
Boliden AB	Sweden	(2,660)	(76,724)
Croda International PLC	United Kingdom	(1,269)	(90,767)
First Quantum Minerals Ltd.	Canada	(5,600)	(132,631)
Givaudan SA	Switzerland	(87)	(288,331)
IGO Ltd.	Australia	(6,389)	(64,643)
International Flavors & Fragrances, Inc.	United States	(2,430)	(193,404)
Mineral Resources Ltd.	Australia	(1,685)	(80,117)
Newmont Corp.	United States	(7,428)	(316,878)
Novozymes A/S	Denmark	(1,897)	(88,362)
Sherwin-Williams Co.	United States	(2,288)	(607,510)
Stora Enso Oyj	Finland	(5,540)	(64,219)
Svenska Cellulosa AB SCA	Sweden	(5,774)	(73,476)
Symrise AG	Germany	(1,265)	(132,519)
Umicore SA	Belgium	(1,949)	(54,413)
UPM-Kymmene OYJ	Finland	(5,103)	(151,822)
Westrock Co.	United States	(2,419)	(70,320)
Yara International ASA	Norway	(1,755)	(62,084)
			(3,182,367)
Media & Entertainment 3.60%
Charter Communications, Inc., A	United States	(912)	(335,042)
Liberty Broadband Corp.	United States	(1,113)	(89,162)
Match Group, Inc.	United States	(2,668)	(111,656)
News Corp., A	United States	(2,819)	(54,971)
Paramount Global, B	United States	(4,519)	(71,897)
ROBLOX Corp.	United States	(3,956)	(159,427)
Roku, Inc.	United States	(1,127)	(72,083)
Snap, Inc.	United States	(9,310)	(110,230)
The Walt Disney Co.	United States	(7,307)	(652,369)
Zoominfo Technologies, Inc.	United States	(2,600)	(66,014)
			(1,722,851)
Pharmaceuticals, Biotechnology & Life Sciences 6.94%
Alnylam Pharmaceuticals, Inc.	United States	(1,160)	(220,330)
Argenx SE	Netherlands	(524)	(203,177)
AstraZeneca PLC	United Kingdom	(2,841)	(407,279)
BioMarin Pharmaceutical, Inc.	United States	(1,743)	(151,083)
Catalent, Inc.	United States	(1,548)	(67,121)
Chugai Pharmaceutical Co. Ltd.	Japan	(6,100)	(172,447)
Daiichi Sankyo Co. Ltd.	Japan	(16,800)	(528,868)
Eurofins Scientific SE	Luxembourg	(1,280)	(81,219)
Illumina, Inc.	United States	(1,443)	(270,548)
Incyte Corp.	United States	(843)	(52,477)
Johnson & Johnson	United States	(4,255)	(704,288)
Merck KGaA	Germany	(1,218)	(201,385)
Roche Holding AG	Switzerland	(277)	(90,904)
Sartorius Stedim Biotech	France	(254)	(63,376)
UCB SA	Belgium	(1,200)	(106,307)
			(3,320,809)
Real Estate Management & Development 0.41%
Swiss Prime Site AG	Switzerland	(723)	(62,752)
Vonovia SE	Germany	(6,813)	(133,013)
			(195,765)
Semiconductors & Semiconductor Equipment 5.74%
Enphase Energy, Inc.	United States	(1,281)	(214,542)
Entegris, Inc.	United States	(1,384)	(153,375)
Intel Corp.	United States	(20,582)	(688,262)
Lasertec Corp.	Japan	(600)	(89,563)
Marvell Technology, Inc.	United States	(7,856)	(469,632)
Micron Technology, Inc.	United States	(10,065)	(635,202)
Monolithic Power Systems, Inc.	United States	(407)	(219,874)
Qorvo, Inc.	United States	(707)	(72,135)

FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

SolarEdge Technologies, Inc.	United States	(526)	(141,520)
Wolfspeed, Inc.	United States	(1,141)	(63,428)
			(2,747,533)
Software & Services 7.58%
Adyen NV	Netherlands	(203)	(351,212)
Bill.com Holdings, Inc.	United States	(697)	(81,444)
Black Knight, Inc.	United States	(1,458)	(87,086)
Cloudflare, Inc., A	United States	(2,529)	(165,321)
Crowdstrike Holdings, Inc., A	United States	(2,032)	(298,440)
Dassault Systemes SE	France	(6,157)	(272,890)
Datadog, Inc., A	United States	(2,320)	(228,242)
EPAM Systems, Inc.	United States	(530)	(119,117)
Fidelity National Information Services, Inc.	United States	(5,636)	(308,289)
NortonLifeLock, Inc.	United States	(5,310)	(98,501)
Palantir Technologies, Inc.	United States	(16,361)	(250,814)
Snowflake, Inc.	United States	(2,447)	(430,623)
Splunk, Inc.	United States	(1,449)	(153,724)
Square, Inc., A	United States	(3,994)	(265,881)
Twilio, Inc., A	United States	(1,628)	(103,573)
Unity Software, Inc.	United States	(2,171)	(94,265)
Worldline SA	France	(2,261)	(82,636)
Zoom Video Communications, Inc., A	United States	(1,752)	(118,926)
Zscaler, Inc.	United States	(798)	(116,747)
			(3,627,731)
Technology Hardware & Equipment 3.98%
Cognex Corp.	United States	(1,608)	(90,080)
Halma PLC	United Kingdom	(3,537)	(102,391)
Hexagon AB	Sweden	(18,841)	(231,559)
Keyence Corp.	Japan	(1,300)	(610,267)
Logitech International SA	Switzerland	(1,537)	(91,466)
NetApp, Inc.	United States	(1,980)	(151,272)
Seagate Technology Holdings PLC	United States	(1,700)	(105,179)
Telefonaktiebolaget LM Ericsson	Sweden	(27,081)	(146,446)
Trimble, Inc.	United States	(2,300)	(121,762)
Western Digital Corp.	United States	(2,987)	(113,297)
Zebra Technologies Corp.	United States	(479)	(141,703)
			(1,905,422)
Telecommunication Services 2.06%
Cellnex Telecom SA	Spain	(5,427)	(219,012)
Singapore Telecommunications Ltd.	Singapore	(77,300)	(142,794)
SoftBank Group Corp.	Japan	(9,200)	(431,118)
Spark New Zealand Ltd.	New Zealand	(17,730)	(55,289)
Telia Co. AB	Sweden	(23,527)	(51,514)
TELUS Corp.	Canada	(4,400)	(85,722)
			(985,449)
Transportation 0.43%
Getlink SE	France	(3,427)	(58,251)
Grab Holdings Ltd.	Singapore	(17,712)	(60,752)
West Japan Railway Co.	Japan	(2,100)	(87,031)
			(206,034)
Utilities 3.51%
Algonquin Power & Utilities Corp.	Canada	(6,500)	(53,788)
APA Group	Australia	(11,150)	(71,919)
Constellation Energy Corp.	United States	(3,090)	(282,890)
Dominion Energy, Inc.	United States	(8,009)	(414,786)
DTE Energy Co.	United States	(1,959)	(215,529)
Fortum OYJ	Finland	(4,115)	(55,063)
NRG Energy, Inc.	United States	(1,684)	(62,965)
Orsted AS	Denmark	(1,834)	(173,273)
Public Service Enterprise Group, Inc.	United States	(4,738)	(296,646)

	FRANKLIN TEMPLETON ETF TRUST
CONSOLIDATED SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

UGI Corp.	United States	(2,005)	(54,075)
			(1,680,934)
Total Value of Reference Entity — Morgan Stanley Capital Services LLC			$(47,869,130)

Abbreviations

Selected Portfolio

CAC – Cotation Assistée en Continu
GDR – Global Depositary Receipt
LIBOR – London InterBank Offered Rate
MSCO – Morgan Stanley
MSCS – Morgan Stanley Capital Services Inc.
OAT – Obligation Assumable by the Treasurer
REIT – Real Estate Investment Trust
SPA – Standby Purchase Agreement
TSX – Toronto Stock Exchange
ULSD – Ultra-Low Sulfur Diesel

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin U.S. Core Bond ETF	Country	Principal Amount*
Corporate Bonds & Notes 26.6%
Aerospace & Defense 0.2%
Boeing Co., 3.50%, 3/01/39	United States	5,000,000	$3,807,475
Agriculture 0.9%
Altria Group, Inc., 3.40%, 5/06/30	United States	5,000,000	4,416,648
[a] Cargill, Inc., 2.125%, 11/10/31	United States	2,000,000	1,609,909
[a] Imperial Brands Finance PLC, 3.50%, 7/26/26	United Kingdom	4,000,000	3,728,004
Philip Morris International, Inc., 5.375%, 2/15/33	United States	3,600,000	3,594,057

			13,348,618
Airlines 0.8%
American Airlines Pass-Through Trust, Series 2016-3, Class A, 3.25%, 4/15/30	United States	4,110,920	3,487,205
[a] Delta Air Lines, Inc./SkyMiles IP Ltd., first lien, 4.50%, 10/20/25	United States	6,416,252	6,279,077
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%, 11/01/29	United States	853,284	741,976
Series 2020-1, Class A, 5.875%, 4/15/29	United States	71,868	71,340
Series 2020-1, Class B, 4.875%, 7/15/27	United States	1,644,000	1,570,642

			12,150,240
Banks 7.5%
Bank of America Corp.,
[b] 1.922% to 10/24/30, FRN thereafter, 10/24/31	United States	2,800,000	2,217,323
[b] 2.592% to 4/29/30, FRN thereafter, 4/29/31	United States	3,000,000	2,520,108
[b] 3.974% to 2/07/29, FRN thereafter, 2/07/30	United States	8,200,000	7,598,737
[b] 3.864% to 7/23/23, FRN thereafter, 7/23/24	United States	5,100,000	5,093,859
[b] 4.948% to 7/22/27, FRN thereafter, 7/22/28	United States	2,700,000	2,653,859
[a,b] BNP Paribas SA, 2.819% to 11/19/24, FRN thereafter, 11/19/25	France	2,200,000	2,098,772
[a,b] BPCE SA, 2.045% to 10/19/26, FRN thereafter, 10/19/27	France	3,700,000	3,229,542
Citigroup, Inc.,
4.45%, 9/29/27	United States	1,500,000	1,432,995
4.125%, 7/25/28	United States	2,300,000	2,169,744
[b] 3.057% to 1/25/32, FRN thereafter, 1/25/33	United States	1,800,000	1,503,601
Deutsche Bank AG, 5.371%, 9/09/27	Germany	3,700,000	3,641,247
Fifth Third Bancorp, 2.375%, 1/28/25	United States	4,400,000	4,120,029
Goldman Sachs Group, Inc.,
[b] 1.948% to 10/21/26, FRN thereafter, 10/21/27	United States	5,200,000	4,627,504
[b] 3.691% to 6/05/27, FRN thereafter, 6/05/28	United States	2,500,000	2,350,488
[b] 2.64% to 2/24/27, FRN thereafter, 2/24/28	United States	5,200,000	4,722,177
HSBC Holdings PLC,
[b] 2.013% to 9/22/27, FRN thereafter, 9/22/28	United Kingdom	4,100,000	3,516,572
[b] 2.357% to 8/18/30, FRN thereafter, 8/18/31	United Kingdom	1,300,000	1,038,441
[b] 0.976% to 5/24/24, FRN thereafter, 5/24/25	United Kingdom	4,800,000	4,568,281
JPMorgan Chase & Co.,
[b] 2.956% to 5/13/30, FRN thereafter, 5/13/31	United States	5,000,000	4,289,619
[b] 2.522% to 4/22/30, FRN thereafter, 4/22/31	United States	2,000,000	1,692,784
[b] 1.953% to 2/04/31, FRN thereafter, 2/04/32	United States	2,000,000	1,594,210
KeyBank NA, 4.15%, 8/08/25	United States	2,500,000	2,311,356
[b] Mitsubishi UFJ Financial Group, Inc., 5.063% to 9/12/25, FRN thereafter, 9/12/25	Japan	4,500,000	4,447,565
[b] Mizuho Financial Group, Inc., 5.778% to 7/06/28, FRN thereafter, 7/06/29	Japan	2,700,000	2,708,406
Morgan Stanley,
[b] 3.622% to 4/01/30, FRN thereafter, 4/01/31	United States	4,300,000	3,876,930
3.95%, 4/23/27	United States	3,600,000	3,410,314
[a] Nordea Bank Abp, 4.75%, 9/22/25	Finland	2,200,000	2,154,008
[b] Santander U.K. Group Holdings PLC, 1.673% to 6/14/26, FRN thereafter, 6/14/27	United Kingdom	3,200,000	2,759,399
[a,b] Societe Generale SA, 1.792% to 6/09/27, FRN thereafter, 6/09/27	France	4,300,000	3,762,023
Toronto-Dominion Bank, 4.693%, 9/15/27	Canada	4,700,000	4,601,641
Truist Bank, 2.25%, 3/11/30	United States	4,300,000	3,420,193
[b] Truist Financial Corp., 5.90% to 10/28/25, FRN thereafter, 10/28/26	United States	3,850,000	3,817,879

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a,b] UBS Group AG, 6.373% to 7/15/25, FRN thereafter, 7/15/26	Switzerland	550,000	546,665
Wells Fargo & Co.,
[b] 2.879% to 10/30/29, FRN thereafter, 10/30/30	United States	10,300,000	8,904,586
[b] 4.54% to 8/15/25, FRN thereafter, 8/15/26	United States	1,600,000	1,564,048

			114,964,905
Banks 0.2%
[b] U.S. Bancorp, 5.727% to 10/21/25, FRN thereafter, 10/21/26	United States	1,700,000	1,699,743
UBS Group AG, 4.55%, 4/17/26	Switzerland	950,000	913,717

			2,613,460
Beverages 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/01/36	Belgium	1,800,000	1,752,009
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/01/30	United States	3,900,000	3,630,018
PepsiCo, Inc., 3.90%, 7/18/32	United States	6,000,000	5,774,304

			11,156,331
Biotechnology 0.7%
Amgen, Inc., 5.25%, 3/02/33	United States	3,400,000	3,405,960
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27	United States	500,000	465,786
Illumina, Inc., 5.80%, 12/12/25	United States	3,000,000	3,008,448
Royalty Pharma PLC, 2.20%, 9/02/30	United Kingdom	5,000,000	4,022,285

			10,902,479
Building Products 0.1%
NVR, Inc., 3.00%, 5/15/30	United States	2,500,000	2,167,634
Commercial Services & Supplies 0.6%
Boardwalk Pipelines LP, 4.80%, 5/03/29	United States	3,950,000	3,791,159
Rockefeller University, Series 2020, Series 2020, 3.75%, 7/01/51	United States	7,000,000	5,718,038

			9,509,197
Diversified Telecommunication Services 0.9%
America Movil SAB de CV, 2.875%, 5/07/30	Mexico	3,800,000	3,304,969
Orange SA, 9.00%, 3/01/31	France	3,000,000	3,685,883
Verizon Communications, Inc.,
1.75%, 1/20/31	United States	5,000,000	3,946,630
2.85%, 9/03/41	United States	3,900,000	2,776,916

			13,714,398
Electric 0.6%
DTE Energy Co., 4.875%, 6/01/28	United States	2,800,000	2,741,038
Duke Energy Corp., 2.45%, 6/01/30	United States	3,900,000	3,278,977
Duke Energy Ohio, Inc., 5.25%, 4/01/33	United States	500,000	503,963
[a] Electricite de France SA, 5.70%, 5/23/28	France	600,000	599,471
Florida Power & Light Co., 4.625%, 5/15/30	United States	1,465,000	1,443,300
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/25	United States	1,500,000	1,506,309

			10,073,058
Electric Utilities 2.2%
Baltimore Gas & Electric Co., 3.50%, 8/15/46	United States	1,400,000	1,061,296
[a] Comision Federal de Electricidad, 3.348%, 2/09/31	Mexico	3,800,000	3,006,705
Duke Energy Corp., 3.75%, 9/01/46	United States	5,000,000	3,787,661
[a] EDP Finance BV, 1.71%, 1/24/28	Netherlands	4,500,000	3,852,718
Enel Finance International NV,
[a] 3.50%, 4/06/28	Netherlands	2,700,000	2,472,450
[a] 2.25%, 7/12/31	Netherlands	3,500,000	2,744,685
Exelon Corp., 4.05%, 4/15/30	United States	4,500,000	4,210,281
Georgia Power Co., Series 2010-C, , 4.75%, 9/01/40	United States	1,400,000	1,288,037
MidAmerican Energy Co., 3.65%, 8/01/48	United States	1,100,000	848,579
[a] Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 7/17/49	Indonesia	750,000	612,967
Southern Co., Series A, 3.70%, 4/30/30	United States	6,000,000	5,507,559
Virginia Electric & Power Co., Series B, 3.80%, 9/15/47	United States	5,100,000	3,996,672
			33,389,610

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Electronic Equipment, Instruments & Components 0.3%
Flex Ltd., 4.875%, 5/12/30	Singapore	3,000,000	2,902,383
Teledyne FLIR LLC, 2.50%, 8/01/30	United States	3,000,000	2,481,366

			5,383,749
Energy Equipment & Services 0.5%
Kinder Morgan, Inc., 2.00%, 2/15/31	United States	4,100,000	3,256,969
MPLX LP, 2.65%, 8/15/30	United States	2,500,000	2,093,077
[a] Schlumberger Holdings Corp., 3.90%, 5/17/28	United States	1,950,000	1,838,644

			7,188,690
Entertainment 0.0%†
Warnermedia Holdings, Inc., 4.054%, 3/15/29	United States	900,000	823,115
Financial Services 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.40%, 10/29/33	Ireland	3,500,000	2,814,844
[b] Capital One Financial Corp., 4.985% to 7/24/25, FRN thereafter, 7/24/26	United States	4,000,000	3,878,534

			6,693,378
Food 0.0%†
General Mills, Inc., 5.241%, 11/18/25	United States	800,000	800,169
Food Products 0.4%
Kraft Heinz Foods Co.,
3.00%, 6/01/26	United States	4,100,000	3,870,282
3.75%, 4/01/30	United States	2,000,000	1,857,672

			5,727,954
Ground Transportation 0.2%
Burlington Northern Santa Fe LLC,
4.90%, 4/01/44	United States	1,100,000	1,065,654
4.15%, 4/01/45	United States	2,300,000	2,004,469
CSX Corp., 4.25%, 11/01/66	United States	1,000,000	825,650

			3,895,773
Health Care Providers & Services 1.1%
CVS Health Corp.,
4.875%, 7/20/35	United States	1,400,000	1,331,417
4.30%, 3/25/28	United States	1,117,000	1,078,028
Elevance Health, Inc., 5.10%, 1/15/44	United States	2,000,000	1,902,379
Quest Diagnostics, Inc., 2.80%, 6/30/31	United States	6,800,000	5,857,173
STERIS Irish FinCo UnLtd Co., 2.70%, 3/15/31	Ireland	5,000,000	4,170,365
UnitedHealth Group, Inc., 3.05%, 5/15/41	United States	2,500,000	1,934,600

			16,273,962
Healthcare-Products 0.1%
GE HealthCare Technologies, Inc., 5.60%, 11/15/25	United States	2,300,000	2,302,064
Insurance 1.6%
[a] AIA Group Ltd., 4.95%, 4/04/33	Hong Kong	1,600,000	1,601,642
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	United States	2,000,000	2,016,209
Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	United States	1,200,000	993,062
[a] Five Corners Funding Trust II, 2.85%, 5/15/30	United States	4,000,000	3,403,374
[a] MassMutual Global Funding II, 5.05%, 12/07/27	United States	5,100,000	5,096,564
MetLife, Inc., 5.875%, 2/06/41	United States	1,100,000	1,126,366
Metropolitan Life Global Funding I,
[a] 4.30%, 8/25/29	United States	1,400,000	1,328,609
[a] 5.05%, 1/06/28	United States	2,500,000	2,491,042
[a] New York Life Global Funding, 4.85%, 1/09/28	United States	5,200,000	5,156,256
Reinsurance Group of America, Inc., 3.90%, 5/15/29	United States	2,250,000	2,043,949

			25,257,073
Internet 0.3%
Meta Platforms, Inc., 4.95%, 5/15/33	United States	4,400,000	4,398,381
Internet Software & Services 0.1%
[a] Tencent Holdings Ltd., 3.925%, 1/19/38	Cayman Islands	2,000,000	1,650,399

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

IT Services 0.8%
Apple, Inc., 2.65%, 5/11/50	United States	2,000,000	1,393,647
Fidelity National Information Services, Inc., 2.25%, 3/01/31	United States	4,500,000	3,594,021
Fiserv, Inc., 2.65%, 6/01/30	United States	4,700,000	4,008,229
Hewlett Packard Enterprise Co., 5.90%, 10/01/24	United States	3,300,000	3,302,223

			12,298,120
Media 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.80%, 4/01/31	United States	5,000,000	4,025,164
3.50%, 3/01/42	United States	1,500,000	1,004,637
Comcast Corp., 4.25%, 1/15/33	United States	4,000,000	3,802,231
NBCUniversal Media LLC, 4.45%, 1/15/43	United States	1,100,000	985,685
Walt Disney Co., 2.75%, 9/01/49	United States	5,000,000	3,389,763

			13,207,480
Metals & Mining 0.1%
[a] Corp. Nacional del Cobre de Chile, 4.50%, 8/01/47	Chile	1,160,000	991,089
Oil, Gas & Consumable Fuels 1.1%
[a] Aker BP ASA, 3.10%, 7/15/31	Norway	4,700,000	3,892,431
Canadian Natural Resources Ltd., 3.85%, 6/01/27	Canada	600,000	567,002
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/25	United States	2,200,000	2,190,573
Equinor ASA, 2.375%, 5/22/30	Norway	3,000,000	2,606,834
Exxon Mobil Corp., 2.61%, 10/15/30	United States	3,000,000	2,635,999
[a] Pertamina Persero PT, 4.70%, 7/30/49	Indonesia	1,000,000	847,631
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	United States	4,000,000	3,793,398

			16,533,868
Packaging & Containers 0.2%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	United States	3,500,000	2,913,781
Paper & Forest Products 0.1%
Suzano Austria GmbH, 3.125%, 1/15/32	Austria	1,300,000	1,041,525
Personal Products 0.6%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	United States	4,500,000	4,426,646
[a] Kenvue, Inc., 5.05%, 3/22/28	United States	4,500,000	4,539,258

			8,965,904
Pharmaceuticals 0.7%
AbbVie, Inc., 4.75%, 3/15/45	United States	1,000,000	915,405
Bristol-Myers Squibb Co., 4.125%, 6/15/39	United States	3,200,000	2,920,549
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	United States	1,700,000	1,694,256
Takeda Pharmaceutical Co. Ltd.,
2.05%, 3/31/30	Japan	2,600,000	2,162,068
5.00%, 11/26/28	Japan	2,500,000	2,486,594

			10,178,872
Pipelines 0.2%
Energy Transfer LP, 3.90%, 5/15/24	United States	2,650,000	2,605,899
Real Estate Management & Development 0.1%
Simon Property Group LP, 2.20%, 2/01/31	United States	2,000,000	1,610,880
Retail 0.2%
Advance Auto Parts, Inc.,
5.90%, 3/09/26	United States	350,000	346,241
5.95%, 3/09/28	United States	300,000	296,238
Target Corp., 4.40%, 1/15/33	United States	2,000,000	1,945,201

			2,587,680
Software 0.4%
Salesforce, Inc., 1.95%, 7/15/31	United States	2,000,000	1,651,701
ServiceNow, Inc., 1.40%, 9/01/30	United States	6,000,000	4,754,165

			6,405,866

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Telecommunications 0.4%
AT&T, Inc., 2.55%, 12/01/33	United States	7,500,000	5,893,657
Wireless Telecommunication Services 0.4%
T-Mobile USA, Inc.,
3.75%, 4/15/27	United States	5,000,000	4,735,444
3.875%, 4/15/30	United States	1,000,000	921,866
Vodafone Group PLC, 4.875%, 6/19/49	United Kingdom	1,000,000	886,460

			6,543,770

Total Corporate Bonds & Notes (Cost $455,966,632)			409,970,503

U.S. Government & Agency Securities 44.9%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	United States	4,000,000	3,008,871
Federal Home Loan Mortgage Corp.,
2.00%, 7/01/37	United States	1,524,115	1,352,475
2.00%, 4/01/52	United States	5,094,812	4,161,387
2.50%, 4/01/37	United States	4,733,346	4,312,301
2.50%, 12/01/51	United States	756,257	642,091
2.50%, 4/01/52	United States	21,663,447	18,395,542
3.00%, 4/01/37	United States	496,360	463,513
3.00%, 7/01/37	United States	695,285	649,274
3.00%, 8/01/37	United States	536,568	501,060
3.00%, 9/01/37	United States	710,127	663,133
3.50%, 4/01/52	United States	3,146,012	2,869,405
3.50%, 5/01/52	United States	7,134,316	6,508,122
3.50%, 12/01/52	United States	3,211,471	2,929,096
4.00%, 11/01/37	United States	5,626,295	5,437,511
6.00%, 4/01/53	United States	1,029,088	1,038,584
Federal National Mortgage Association,
1.50%, 9/01/51	United States	4,302,837	3,337,045
2.00%, 4/01/37	United States	459,514	407,766
3.00%, 5/01/37	United States	654,259	611,126
3.00%, 10/01/37	United States	4,617,521	4,311,950
3.00%, 12/01/51	United States	2,593,949	2,286,848
3.00%, 5/01/52	United States	4,312,928	3,801,694
3.50%, 6/01/49	United States	610,347	563,728
3.50%, 11/01/52	United States	4,658,793	4,248,451
5.00%, 2/01/53	United States	8,173,281	8,013,303
5.50%, 5/01/53	United States	11,883,224	11,832,845
U.S. Treasury Bonds,
1.125%, 8/15/40	United States	8,700,000	5,600,965
1.25%, 5/15/50	United States	22,465,000	12,644,899
1.375%, 8/15/50	United States	50,750,000	29,519,253
2.00%, 11/15/41	United States	31,050,000	22,750,189
2.00%, 2/15/50	United States	11,100,000	7,615,424
2.25%, 8/15/46	United States	23,854,000	17,440,908
2.25%, 8/15/49	United States	2,050,000	1,490,734
2.75%, 8/15/42	United States	16,450,000	13,563,218
2.75%, 11/15/42	United States	13,800,000	11,359,664
3.00%, 11/15/44	United States	12,595,000	10,665,653
3.00%, 2/15/49	United States	7,293,000	6,172,413
3.625%, 2/15/53	United States	9,900,000	9,504,000
U.S. Treasury Notes,
0.375%, 11/30/25	United States	66,250,000	59,815,210
0.375%, 1/31/26	United States	54,000,000	48,493,476
0.875%, 6/30/26	United States	24,500,000	22,080,147
1.25%, 12/31/26	United States	88,200,000	79,398,949
1.25%, 8/15/31	United States	10,900,000	8,948,006
2.125%, 2/29/24	United States	57,500,000	56,286,671
2.125%, 3/31/24	United States	28,000,000	27,331,612
2.75%, 8/15/32	United States	25,100,000	23,015,033
2.875%, 5/15/32	United States	5,100,000	4,729,553
3.25%, 6/30/27	United States	104,400,000	100,423,828
3.50%, 4/30/28	United States	5,500,000	5,345,098
3.75%, 5/31/30	United States	7,600,000	7,494,906

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

4.00%, 10/31/29	United States	7,900,000	7,881,176

Total U.S. Government & Agency Securities (Cost $747,817,830)			691,918,106

Municipal Bonds 2.6%
California 2.2%
California Health Facilities Financing Authority, State of California Personal Income Tax
Revenue, 2.934%, 6/01/32	United States	530,000	454,195
Clovis Unified School District, Refunding, Series 2021B, 3.067%, 8/01/39	United States	12,580,000	9,943,162
Contra Costa Community College District, Refunding, 2.926%, 8/01/38	United States	4,000,000	3,191,412
Golden State Tobacco Securitization Corp., Subordinate Bond, Refunding, Series 2021, 3.85%,
6/01/50	United States	6,500,000	5,901,190
San Bernardino Community College District,
Refunding, 2.686%, 8/01/41	United States	6,140,000	4,471,697
Refunding, 2.856%, 8/01/49	United States	3,575,000	2,371,720
State of California, 4.00%, 3/01/46	United States	2,500,000	2,518,365
Whittier City School District, Refunding, 3.306%, 8/01/43	United States	7,500,000	5,962,575

			34,814,316
Ohio 0.1%
Greenville City School District, Refunding, 3.541%, 1/01/51	United States	1,295,000	990,537
Texas 0.3%
City of Austin Electric Utility Revenue, Electric Utility Revenue, Refunding, 6.262%, 11/15/32	United States	880,000	937,962
Texas Water Development Board, Series 2019A, 4.00%, 10/15/44	United States	3,750,000	3,754,462

			4,692,424

Total Municipals (Cost $49,855,441)			40,497,277

Mortgage-Backed Securities 20.4%
Fannie Mae 6.3%
Federal Home Loan Mortgage Corp.,
2.50%, 1/1/52, MBS	United States	1,303,117	1,107,588
3.50%, 2/1/47	United States	1,431,772	1,333,755
3.50%, 3/1/48	United States	1,706,135	1,575,616
4.00%, 11/1/45	United States	2,451,100	2,345,132
3.50%, 2/1/47	United States	2,726,251	2,537,145
3.50%, 3/1/48	United States	3,509,152	3,240,716
3.00%, 6/1/37	United States	4,214,045	3,935,175
2.50%, 4/1/37	United States	4,709,815	4,290,980
4.00%, 5/1/50	United States	5,563,049	5,314,890
4.00%, 6/1/48	United States	5,104,409	4,887,425
3.00%, 3/1/50	United States	14,482,629	12,867,456
3.00%, 3/1/50	United States	5,575,637	4,988,359
2.50%, 8/1/52, MBS	United States	1,049,772	891,575
2.00%, 1/1/52	United States	12,761,309	10,429,155
2.00%, 2/1/52	United States	569,437	465,364
2.50%, 5/1/37	United States	3,993,809	3,639,775
4.50%, 8/1/52	United States	704,586	677,977
4.00%, 10/1/52	United States	3,613,965	3,394,205
3.00%, 7/1/52	United States	8,778,374	7,734,644
2.50%, 3/1/52	United States	6,909,992	5,867,849
4.50%, 10/1/52	United States	6,105,735	5,874,827
3.50%, 8/1/52	United States	2,039,481	1,860,155
2.00%, 4/1/37	United States	4,947,835	4,390,631
4.00%, 9/1/52, MBS	United States	4,681,041	4,396,396

			98,046,790
Freddie Mac 12.0%
Federal National Mortgage Association,
2.00%, 7/1/51	United States	21,749,306	17,786,517
2.50%, 7/1/51	United States	7,165,266	6,103,826
2.50%, 12/1/51	United States	15,871,562	13,491,754
2.50%, 2/1/52	United States	1,613,767	1,371,674
2.50%, 8/1/51	United States	4,477,751	3,808,878
2.50%, 4/1/52, MBS	United States	5,172,296	4,392,061

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

4.50%, 7/1/47	United States	5,232,913	5,153,005
4.50%, 12/1/48	United States	3,783,733	3,700,594
4.50%, 5/1/48	United States	2,659,178	2,611,187
3.50%, 8/1/49	United States	9,952,482	9,188,750
4.50%, 2/1/50	United States	1,595,483	1,558,024
3.00%, 9/1/50	United States	4,817,183	4,280,366
4.00%, 2/1/49	United States	405,015	387,504
3.00%, 4/1/50	United States	5,910,202	5,288,248
2.00%, 8/1/51	United States	14,313,909	11,715,211
3.00%, 11/1/51	United States	5,424,062	4,784,323
2.00%, 5/1/36	United States	10,578,970	9,387,610
2.00%, 3/1/52	United States	19,619,133	16,027,440
2.00%, 4/1/37	United States	4,788,637	4,249,360
3.00%, 5/1/52	United States	10,350,359	9,119,707
2.00%, 1/1/52	United States	5,089,198	4,161,775
2.00%, 2/1/52	United States	5,536,057	4,525,950
2.00%, 2/1/52	United States	5,523,404	4,513,919
2.00%, 6/1/37	United States	1,479,112	1,312,541
3.00%, 7/1/52	United States	1,862,115	1,641,224
5.00%, 10/1/52	United States	3,555,043	3,487,308
3.00%, 4/1/52	United States	5,271,747	4,647,527
3.50%, 8/1/52	United States	1,026,990	936,823
3.50%, 6/1/52	United States	5,115,561	4,665,786
2.50%, 3/1/52	United States	11,566,069	9,821,383
3.00%, 9/1/37	United States	542,942	507,012
4.50%, 11/1/52, MBS	United States	6,796,414	6,538,156
4.00%, 3/1/53, MBS	United States	3,523,245	3,308,450

			184,473,893
Ginnie Mae 2.1%
Government National Mortgage Association,
2.50%, 4/20/52	United States	9,335,296	8,092,383
2.00%, 4/20/52	United States	5,276,437	4,438,360
2.00%, 5/20/52	United States	11,020,810	9,271,308
2.00%, 6/20/52	United States	5,336,678	4,489,033
2.50%, 6/20/52	United States	5,333,754	4,623,768
6.00%, 1/20/53, MBS	United States	980,197	987,465

			31,902,317

Total Mortgage-Backed Securities (Cost $342,108,423)			314,423,000

Foreign Government and Agency Securities 1.1%
Chile 0.1%
Chile Government International Bonds, 3.500%, 1/25/50	Chile	1,100,000	829,049
Peru 0.3%
Peruvian Government International Bonds, 2.783%, 1/23/31	Peru	5,850,000	5,015,556
South Korea 0.1%
[a] Korea Electric Power Corp., 5.375%, 4/06/26	South Korea	1,600,000	1,595,245
Supranational 0.6%
[a] African Export-Import Bank, 3.994%, 9/21/29	Supranational	6,100,000	5,165,968
[a] Banque Ouest Africaine de Developpement, 5.000%, 7/27/27	Supranational	3,800,000	3,480,496

			8,646,464

Total Foreign Government and Agency Securities (Cost $19,071,870)			16,086,314

Asset-Backed Securities 2.5%
Bank,
Series 2021-BN33, Class A5, 2.556%, 5/15/64	United States	2,780,000	2,293,551
[b] Series 2022-BN40, Class A4, 3.507%, 3/15/64	United States	2,800,000	2,441,731
Benchmark Mortgage Trust,
Series 2021-B31, Class A5, 2.669%, 12/15/54	United States	2,780,000	2,278,554
[b] Series 2022-B32, Class A5, 3.002%, 1/15/55	United States	5,560,000	4,524,150

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

BX Commercial Mortgage Trust,
[a,b] Series 2021-VOLT, Class B, 6.143%, 9/15/36	United States	3,190,000	3,059,177
[a,b] Series 2022-LP2, CLass A, 6.159%, 2/15/39	United States	2,970,848	2,884,393
[a,b] BX Mortgage Trust, Series 2021-PAC, Class A, 5.883%, 10/15/36	United States	3,090,000	3,000,724
[a,b] BX Trust, Series 2022-IND, Class A, 6.637%, 4/15/37	United States	4,678,884	4,614,714
[a,b] DBCG Mortgage Trust, Series 2017-BBG, Class A, 5.894%, 6/15/34	United States	7,190,000	7,100,446
[a] New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61	United States	6,660,000	5,683,633
Total Asset-Backed Securities (Cost $41,325,176)			37,881,073
Total Investments before Short-Term Investments (Cost $1,656,145,372)			1,510,776,273

Short-Term Investments 1.5%
Money Market Funds 1.5%
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 4.81%	United States	22,939,965	22,939,965

Total Short-Term Investments (Cost $22,939,965)			22,939,965

Total Investments (Cost $1,679,085,337) 99.6%			1,533,716,238
Other Assets, less Liabilities 0.4%			6,811,986
Net Assets 100.0%			$1,540,528,224

* The principal amount is stated in U.S. dollars unless otherwise indicated.
† Rounds to less than 0.1% of net assets.
a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $106,118,732, representing 6.9% of net assets.
b Variable rate security. The rate shown represents the yield at period end.
c The rate shown is the annualized seven-day effective yield at period end.
d See Note 3(c) regarding investments in affiliated management investment companies.

At June 30, 2023, the Fund had the following credit default swap contracts outstanding.

Credit Default Swap Contracts

Periodic
	Payment					Unamortized
	Rate					Upfront	Unrealized
	Received	Payment	Maturity	Notional		Payments	Appreciation
Description	(Paid)	Frequency	Date	Amount	Value	(Receipts)	(Depreciation)
Over the counter Swap Contracts Contracts to Sell
Protection[a,b]
Long: 25995201 CDS USD R F 1.00000 Mexico
Government International Bond	1%	Quarterly	12/20/27	$15,000,000	$218,760	$92,953	$218,760

$218,760

[a] Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded swaps.
[b] The Fund enters contracts to sell protection to create a long credit position.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
					Value/Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest rate contracts
U.S. Treasury 2 Yr. Note	Long	52	$10,573,875	9/29/23	$(134,959)
U.S. Treasury 5 Yr. Note	Long	279	29,879,156	9/29/23	(593,257)
Total Futures Contracts					$(728,216)

*As of period end.

Abbreviations

Selected Portfolio

FRN – Floating Rate Note
MBS – Mortgage-Backed Security

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin U.S. Core Dividend Tilt Index ETF	Industry	Shares	Value
Common Stocks 99.5%
Brazil 0.3%
[a] MercadoLibre, Inc.	Broadline Retail	56	$66,338
China 0.4%
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	476	97,428
Ireland 0.1%
Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	378	23,387
Russia 0.0%†
[a,b] Polymetal International PLC	Metals & Mining	4,860	—
[b] Tatneft PJSC	Oil, Gas & Consumable Fuels	15,990	—
			—
Switzerland 0.0%†
TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	70	9,811
United States 98.7%
3M Co.	Industrial Conglomerates	980	98,088
Abbott Laboratories	Health Care Equipment & Supplies	1,582	172,470
AbbVie, Inc.	Biotechnology	1,974	265,957
Accenture PLC, Class A	IT Services	364	112,323
[a] Adobe, Inc.	Software	196	95,842
Advance Auto Parts, Inc.	Specialty Retail	126	8,858
[a] Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	1,050	119,605
AES Corp.	Independent Power Producers & Energy Traders	1,218	25,249
Agilent Technologies, Inc.	Life Sciences Tools & Services	42	5,051
[a] agilon health, Inc.	Health Care Providers & Services	196	3,399
Air Products & Chemicals, Inc.	Chemicals	238	71,288
[a] Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	168	21,531
Alexandria Real Estate Equities, Inc.	Office REITs	280	31,777
Alliant Energy Corp.	Electric Utilities	448	23,511
Ally Financial, Inc.	Consumer Finance	532	14,369
[a] Alnylam Pharmaceuticals, Inc.	Biotechnology	28	5,318
[a] Alphabet, Inc., Class A	Interactive Media & Services	3,374	403,868
[a] Alphabet, Inc., Class C	Interactive Media & Services	2,940	355,652
Altria Group, Inc.	Tobacco	3,360	152,208
[a] Amazon.com, Inc.	Broadline Retail	5,362	698,990
Amcor PLC	Containers & Packaging	2,800	27,944
American Electric Power Co., Inc.	Electric Utilities	980	82,516
American Tower Corp.	Specialized REITs	518	100,461
Amgen, Inc.	Biotechnology	868	192,713
Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	812	158,186
Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	854	17,089
Apollo Global Management, Inc.	Financial Services	770	59,144
Apple, Inc.	Technology Hardware, Storage & Peripherals	9,058	1,756,980
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	658	95,107
[a] Arista Networks, Inc.	Communications Equipment	182	29,495
AT&T, Inc.	Diversified Telecommunication Services	11,704	186,679
[a] Autodesk, Inc.	Software	154	31,510
Automatic Data Processing, Inc.	Professional Services	126	27,694
AvalonBay Communities, Inc.	Residential REITs	252	47,696
Avangrid, Inc.	Electric Utilities	140	5,275
Baker Hughes Co.	Energy Equipment & Services	882	27,880
Bank of America Corp.	Banks	3,402	97,603
Bank of New York Mellon Corp.	Capital Markets	1,288	57,342
Bath & Body Works, Inc.	Specialty Retail	182	6,825
Baxter International, Inc.	Health Care Equipment & Supplies	686	31,254
Becton Dickinson & Co.	Health Care Equipment & Supplies	56	14,785
Bentley Systems, Inc., Class B	Software	28	1,518
Best Buy Co., Inc.	Specialty Retail	364	29,830
[a] Bills Holdings, Inc.	Software	98	11,451

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

BlackRock, Inc.	Capital Markets	266	183,843
Blackstone, Inc.	Capital Markets	1,316	122,349
[a] Block, Inc.	Financial Services	154	10,252
Boston Properties, Inc.	Office REITs	252	14,513
Bristol-Myers Squibb Co.	Pharmaceuticals	2,352	150,410
Broadcom, Inc.	Semiconductors & Semiconductor Equipment	378	327,889
Broadridge Financial Solutions, Inc.	Professional Services	210	34,782
[a] Cadence Design Systems, Inc.	Software	168	39,399
Camden Property Trust	Residential REITs	196	21,339
Campbell Soup Co.	Food Products	378	17,278
Cardinal Health, Inc.	Health Care Providers & Services	476	45,015
Carlyle Group, Inc.	Capital Markets	378	12,077
Caterpillar, Inc.	Machinery	196	48,226
[a] Ceridian HCM Holding, Inc.	Professional Services	280	18,752
Charles Schwab Corp.	Capital Markets	224	12,696
Chevron Corp.	Oil, Gas & Consumable Fuels	1,554	244,522
[a] Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	14	29,946
Cincinnati Financial Corp.	Insurance	112	10,900
Cisco Systems, Inc.	Communications Equipment	4,284	221,654
Citigroup, Inc.	Banks	3,430	157,917
Citizens Financial Group, Inc.	Banks	840	21,907
Clorox Co.	Household Products	238	37,852
[a] Cloudflare, Inc., Class A	IT Services	266	17,388
CME Group, Inc.	Capital Markets	672	124,515
CMS Energy Corp.	Multi-Utilities	84	4,935
Coca-Cola Co.	Beverages	3,682	221,730
Cognex Corp.	Electronic Equipment, Instruments & Components	182	10,196
[a] Coinbase Global, Inc., Class A	Capital Markets	56	4,007
Colgate-Palmolive Co.	Household Products	336	25,885
Comcast Corp., Class A	Media	3,010	125,065
Conagra Brands, Inc.	Food Products	924	31,157
ConocoPhillips	Oil, Gas & Consumable Fuels	42	4,352
Consolidated Edison, Inc.	Multi-Utilities	602	54,421
Corning, Inc.	Electronic Equipment, Instruments & Components	1,442	50,528
Costco Wholesale Corp.	Consumer Staples Distribution & Retail	84	45,224
Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	1,428	36,128
[a] Coupang, Inc.	Broadline Retail	252	4,385
[a] Crowdstrike Holdings, Inc., Class A	Software	196	28,787
Crown Castle, Inc.	Specialized REITs	812	92,519
Cummins, Inc.	Machinery	238	58,348
CVS Health Corp.	Health Care Providers & Services	1,190	82,265
Danaher Corp.	Life Sciences Tools & Services	182	43,680
Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	224	37,426
[a] Datadog, Inc., Class A	Software	182	17,905
Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	434	23,484
Devon Energy Corp.	Oil, Gas & Consumable Fuels	1,162	56,171
[a] Dexcom, Inc.	Health Care Equipment & Supplies	238	30,585
Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	336	44,137
Digital Realty Trust, Inc.	Specialized REITs	546	62,173
Discover Financial Services	Consumer Finance	154	17,995
[a] DocuSign, Inc.	Software	42	2,146
Dominion Energy, Inc.	Multi-Utilities	1,526	79,032
[a] DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	126	9,629
Dow, Inc.	Chemicals	1,246	66,362
Duke Energy Corp.	Electric Utilities	1,428	128,149
[a] Dynatrace, Inc.	Software	266	13,691
East West Bancorp, Inc.	Banks	238	12,564
Eastman Chemical Co.	Chemicals	224	18,753
Eaton Corp. PLC	Electrical Equipment	434	87,277
eBay, Inc.	Broadline Retail	896	40,042
Edison International	Electric Utilities	700	48,615
Eli Lilly & Co.	Pharmaceuticals	560	262,629
Emerson Electric Co.	Electrical Equipment	406	36,698
[a] Enphase Energy, Inc.	Semiconductors & Semiconductor Equipment	154	25,792
Entegris, Inc.	Semiconductors & Semiconductor Equipment	42	4,654

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Entergy Corp.	Electric Utilities	378	36,806
EOG Resources, Inc.	Oil, Gas & Consumable Fuels	84	9,613
Equinix, Inc.	Specialized REITs	70	54,876
Equity Residential	Residential REITs	616	40,638
Essex Property Trust, Inc.	Residential REITs	112	26,242
Estee Lauder Cos., Inc., Class A	Personal Care Products	112	21,995
[a] Etsy, Inc.	Broadline Retail	84	7,107
Evergy, Inc.	Electric Utilities	434	25,354
Eversource Energy	Electric Utilities	644	45,672
[a] Exact Sciences Corp.	Biotechnology	98	9,202
Exelon Corp.	Electric Utilities	840	34,222
Extra Space Storage, Inc.	Specialized REITs	252	37,510
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	3,304	354,354
Fastenal Co.	Trading Companies & Distributors	1,078	63,591
Federal Realty Investment Trust	Retail REITs	126	12,193
FedEx Corp.	Air Freight & Logistics	84	20,824
Fidelity National Financial, Inc.	Insurance	504	18,144
Fidelity National Information Services, Inc.	Financial Services	350	19,145
Fifth Third Bancorp	Banks	1,176	30,823
[a] First Solar, Inc.	Semiconductors & Semiconductor Equipment	56	10,645
FirstEnergy Corp.	Electric Utilities	1,008	39,191
Ford Motor Co.	Automobiles	6,636	100,403
[a] Fortinet, Inc.	Software	294	22,223
Franklin Resources, Inc.	Capital Markets	504	13,462
Garmin Ltd.	Household Durables	280	29,201
Gen Digital, Inc.	Software	224	4,155
General Dynamics Corp.	Aerospace & Defense	56	12,048
General Mills, Inc.	Food Products	196	15,033
Genuine Parts Co.	Distributors	112	18,954
Gilead Sciences, Inc.	Biotechnology	2,268	174,795
Goldman Sachs Group, Inc.	Capital Markets	168	54,187
Hasbro, Inc.	Leisure Products	224	14,508
Healthpeak Properties, Inc.	Health Care REITs	1,036	20,824
Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	1,666	27,989
Home Depot, Inc.	Specialty Retail	868	269,636
Honeywell International, Inc.	Industrial Conglomerates	252	52,290
Host Hotels & Resorts, Inc.	Hotel & Resort REITs	434	7,304
HP, Inc.	Technology Hardware, Storage & Peripherals	1,624	49,873
Hubbell, Inc., Class B	Electrical Equipment	84	27,851
[a] HubSpot, Inc.	Software	56	29,797
Huntington Bancshares, Inc.	Banks	2,548	27,467
[a] IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	28	14,062
Illinois Tool Works, Inc.	Machinery	434	108,569
[a] Insulet Corp.	Health Care Equipment & Supplies	42	12,110
Intel Corp.	Semiconductors & Semiconductor Equipment	5,152	172,283
International Business Machines Corp.	IT Services	1,414	189,207
International Flavors & Fragrances, Inc.	Chemicals	476	37,885
International Paper Co.	Containers & Packaging	630	20,040
Interpublic Group of Cos., Inc.	Media	700	27,006
Intuit, Inc.	Software	224	102,635
[a] Intuitive Surgical, Inc.	Health Care Equipment & Supplies	154	52,659
Invesco Ltd.	Capital Markets	784	13,179
Invitation Homes, Inc.	Residential REITs	336	11,558
Iron Mountain, Inc.	Specialized REITs	546	31,024
J M Smucker Co.	Food Products	42	6,202
Johnson & Johnson	Pharmaceuticals	2,212	366,130
Johnson Controls International PLC	Building Products	462	31,481
JPMorgan Chase & Co.	Banks	2,086	303,388
Juniper Networks, Inc.	Communications Equipment	616	19,299
Kellogg Co.	Food Products	490	33,026
KeyCorp	Banks	1,526	14,100
Kimberly-Clark Corp.	Household Products	644	88,911
Kimco Realty Corp.	Retail REITs	1,134	22,362
Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	3,584	61,716
KKR & Co., Inc.	Capital Markets	210	11,760

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

KLA Corp.	Semiconductors & Semiconductor Equipment	154	74,693
Kraft Heinz Co.	Food Products	1,596	56,658
Lam Research Corp.	Semiconductors & Semiconductor Equipment	154	99,000
Lear Corp.	Automobile Components	98	14,068
Linde PLC	Chemicals	140	53,351
Lockheed Martin Corp.	Aerospace & Defense	112	51,563
Lowe’s Cos., Inc.	Specialty Retail	378	85,315
[a] Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	14	5,299
LyondellBasell Industries NV, Class A	Chemicals	462	42,425
M&T Bank Corp.	Banks	238	29,455
MarketAxess Holdings, Inc.	Capital Markets	28	7,320
Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	462	27,618
Masco Corp.	Building Products	84	4,820
Mastercard, Inc., Class A	Financial Services	280	110,124
McDonald’s Corp.	Hotels, Restaurants & Leisure	238	71,022
Medtronic PLC	Health Care Equipment & Supplies	1,778	156,642
Merck & Co., Inc.	Pharmaceuticals	2,436	281,090
[a] Meta Platforms, Inc., Class A	Interactive Media & Services	1,260	361,595
MetLife, Inc.	Insurance	714	40,362
Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	980	87,798
Microsoft Corp.	Software	4,816	1,640,041
Mid-America Apartment Communities, Inc.	Residential REITs	210	31,891
[a] MongoDB, Inc.	IT Services	56	23,015
Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	70	37,816
Morgan Stanley	Capital Markets	1,484	126,734
MSCI, Inc.	Capital Markets	140	65,701
NetApp, Inc.	Technology Hardware, Storage & Peripherals	392	29,949
[a] Netflix, Inc.	Entertainment	266	117,170
Newmont Corp.	Metals & Mining	1,442	61,516
NextEra Energy, Inc.	Electric Utilities	504	37,397
NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	588	64,898
NiSource, Inc.	Multi-Utilities	770	21,059
Northern Trust Corp.	Capital Markets	392	29,063
NRG Energy, Inc.	Electric Utilities	420	15,704
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	1,568	663,295
[a] Okta, Inc.	IT Services	140	9,709
Omnicom Group, Inc.	Media	364	34,635
[a] ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	280	26,482
ONEOK, Inc.	Oil, Gas & Consumable Fuels	798	49,253
Oracle Corp.	Software	1,120	133,381
Packaging Corp. of America	Containers & Packaging	168	22,203
[a] Palantir Technologies, Inc., Class A	Software	1,848	28,330
[a] Palo Alto Networks, Inc.	Software	154	39,349
Paramount Global, Class B	Media	882	14,033
Paychex, Inc.	Professional Services	574	64,213
Paycom Software, Inc.	Professional Services	14	4,497
[a] PayPal Holdings, Inc.	Financial Services	252	16,816
PepsiCo, Inc.	Beverages	1,050	194,481
Pfizer, Inc.	Pharmaceuticals	6,468	237,246
Philip Morris International, Inc.	Tobacco	2,226	217,302
Phillips 66	Oil, Gas & Consumable Fuels	798	76,113
Pinnacle West Capital Corp.	Electric Utilities	210	17,107
[a] Pinterest, Inc., Class A	Interactive Media & Services	588	16,076
Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	434	89,916
PNC Financial Services Group, Inc.	Banks	686	86,402
PPL Corp.	Electric Utilities	1,358	35,933
Principal Financial Group, Inc.	Insurance	406	30,791
Procter & Gamble Co.	Household Products	1,400	212,436
Prologis, Inc.	Industrial REITs	630	77,257
Prudential Financial, Inc.	Insurance	658	58,049
Public Service Enterprise Group, Inc.	Multi-Utilities	868	54,345
Public Storage	Specialized REITs	168	49,036
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	1,330	158,323
Raytheon Technologies Corp.	Aerospace & Defense	756	74,058
Realty Income Corp.	Retail REITs	1,176	70,313

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Regency Centers Corp.	Retail REITs	266	16,431
Regions Financial Corp.	Banks	1,666	29,688
ResMed, Inc.	Health Care Equipment & Supplies	42	9,177
[a] ROBLOX Corp., Class A	Entertainment	350	14,105
Rockwell Automation, Inc.	Electrical Equipment	196	64,572
[a] Salesforce, Inc.	Software	546	115,348
[a] Seagen, Inc.	Biotechnology	42	8,083
[a] ServiceNow, Inc.	Software	140	78,676
Simon Property Group, Inc.	Retail REITs	602	69,519
Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	308	34,093
Snap-on, Inc.	Machinery	98	28,243
[a] Snowflake, Inc., Class A	IT Services	252	44,347
[a] SolarEdge Technologies, Inc.	Semiconductors & Semiconductor Equipment	42	11,300
Southern Co.	Electric Utilities	2,044	143,591
Southern Copper Corp.	Metals & Mining	140	10,044
[a] Splunk, Inc.	Software	70	7,426
Stanley Black & Decker, Inc.	Machinery	252	23,615
Starbucks Corp.	Hotels, Restaurants & Leisure	1,456	144,231
State Street Corp.	Capital Markets	504	36,883
Stryker Corp.	Health Care Equipment & Supplies	70	21,356
Synchrony Financial	Consumer Finance	350	11,872
[a] Synopsys, Inc.	Software	84	36,574
Sysco Corp.	Consumer Staples Distribution & Retail	490	36,358
T Rowe Price Group, Inc.	Capital Markets	406	45,480
Tapestry, Inc.	Textiles, Apparel & Luxury Goods	420	17,976
Target Corp.	Consumer Staples Distribution & Retail	546	72,017
[a] Tesla, Inc.	Automobiles	1,442	377,472
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	1,260	226,825
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	42	21,913
TJX Cos., Inc.	Specialty Retail	308	26,115
Tractor Supply Co.	Specialty Retail	182	40,240
[a] Trade Desk, Inc., Class A	Media	378	29,189
Truist Financial Corp.	Banks	2,338	70,958
[a] Twilio, Inc., Class A	IT Services	56	3,563
U.S. Bancorp	Banks	2,422	80,023
[a] Uber Technologies, Inc.	Ground Transportation	882	38,076
UDR, Inc.	Residential REITs	560	24,058
Union Pacific Corp.	Ground Transportation	364	74,482
United Parcel Service, Inc., Class B	Air Freight & Logistics	1,134	203,269
UnitedHealth Group, Inc.	Health Care Providers & Services	504	242,243
Vail Resorts, Inc.	Hotels, Restaurants & Leisure	70	17,623
Valero Energy Corp.	Oil, Gas & Consumable Fuels	252	29,560
Ventas, Inc.	Health Care REITs	742	35,074
Verizon Communications, Inc.	Diversified Telecommunication Services	5,992	222,842
VF Corp.	Textiles, Apparel & Luxury Goods	560	10,690
Viatris, Inc.	Pharmaceuticals	2,240	22,355
VICI Properties, Inc.	Specialized REITs	1,848	58,083
Visa, Inc., Class A	Financial Services	728	172,885
Vistra Corp.	Independent Power Producers & Energy Traders	322	8,453
Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	1,330	37,892
Walmart, Inc.	Consumer Staples Distribution & Retail	98	15,404
[a] Walt Disney Co.	Entertainment	70	6,250
Watsco, Inc.	Trading Companies & Distributors	56	21,362
WEC Energy Group, Inc.	Multi-Utilities	448	39,532
Wells Fargo & Co.	Banks	1,638	69,910
Welltower, Inc.	Health Care REITs	546	44,166
Westrock Co.	Containers & Packaging	126	3,663
Weyerhaeuser Co.	Specialized REITs	952	31,902
Whirlpool Corp.	Household Durables	98	14,581
Williams Cos., Inc.	Oil, Gas & Consumable Fuels	2,142	69,893
[a] Workday, Inc., Class A	Software	84	18,975
WP Carey, Inc.	Diversified REITs	406	27,429

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Zscaler, Inc.	Software	70	10,241
			23,799,760
Total Common Stocks (Cost $23,083,622)			23,996,724
Total Investments (Cost $23,083,622) 99.5%			23,996,724
Other Assets, less Liabilities 0.5%			117,002
Net Assets 100.0%			$24,113,726

†Rounds to less than 0.1% of net assets.
aNon-income producing.
bFair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.

At June 30, 2023, the Fund had the following futures contracts outstanding.

Futures Contracts

Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
S&P 500 E-Mini		Long	4	$89,765	9/15/23	$1,421
* As of period end.
Selected Portfolio

REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin U.S. Equity Index ETF	Industry	Shares	Value
Common Stocks 99.8%
Brazil 0.2%
[a] MercadoLibre, Inc.	Broadline Retail	969	$1,147,877
China 0.1%
NXP Semiconductors NV	Semiconductors & Semiconductor Equipment	5,408	1,106,909
Ireland 0.0%†
Seagate Technology Holdings PLC	Technology Hardware, Storage & Peripherals	3,923	242,716
Russia 0.0%†
[a,b] Alrosa PJSC	Metals & Mining	3,584	—
[b] Gazprom PJSC	Oil, Gas & Consumable Fuels	15,428	—
[b] Inter RAO UES PJSC	Electric Utilities	53,546	—
[b] LUKOIL PJSC	Oil, Gas & Consumable Fuels	516	—
[a,b] MMC Norilsk Nickel PJSC	Metals & Mining	100	—
[a,b] Novolipetsk Steel PJSC	Metals & Mining	2,272	—
[b] PhosAgro PJSC	Chemicals	73	—
[a,b] PhosAgro PJSC	Chemicals	2	—
[a,b] Polymetal International PLC	Metals & Mining	470	—
[a,b] Polyus PJSC	Metals & Mining	50	—
[b] Rosneft Oil Co. PJSC	Oil, Gas & Consumable Fuels	1,154	—
[a,b] Severstal PAO	Metals & Mining	392	—
[b] Surgutneftegas PJSC	Oil, Gas & Consumable Fuels	8,286	—
[b] Tatneft PJSC	Oil, Gas & Consumable Fuels	1,974	—
[a,b,c] TCS Group Holding PLC, GDR	Banks	118	—
[b] United Co. RUSAL International PJSC	Metals & Mining	1,714	—

			—
Switzerland 0.1%
TE Connectivity Ltd.	Electronic Equipment, Instruments & Components	6,656	932,905
United States 99.4%
3M Co.	Industrial Conglomerates	11,648	1,165,848
Abbott Laboratories	Health Care Equipment & Supplies	36,192	3,945,652
AbbVie, Inc.	Biotechnology	36,608	4,932,196
Accenture PLC, Class A	IT Services	12,896	3,979,448
[a] Activision Blizzard, Inc.	Entertainment	14,976	1,262,477
[a] Adobe, Inc.	Software	9,568	4,678,656
Advance Auto Parts, Inc.	Specialty Retail	1,248	87,734
[a] Advanced Micro Devices, Inc.	Semiconductors & Semiconductor Equipment	33,696	3,838,311
AES Corp.	Independent Power Producers & Energy Traders	13,491	279,668
Aflac, Inc.	Insurance	11,648	813,030
Agilent Technologies, Inc.	Life Sciences Tools & Services	6,240	750,360
[a] agilon health, Inc.	Health Care Providers & Services	5,408	93,775
Air Products & Chemicals, Inc.	Chemicals	4,576	1,370,649
[a] Airbnb, Inc., Class A	Hotels, Restaurants & Leisure	8,736	1,119,606
[a] Akamai Technologies, Inc.	IT Services	3,328	299,087
Albemarle Corp.	Chemicals	2,496	556,833
Albertsons Cos., Inc., Class A	Consumer Staples Distribution & Retail	4,576	99,848
Alexandria Real Estate Equities, Inc.	Office REITs	3,328	377,695
[a] Align Technology, Inc.	Health Care Equipment & Supplies	1,664	588,457
Allegion PLC	Building Products	1,843	221,197
Alliant Energy Corp.	Electric Utilities	5,408	283,812
Allstate Corp.	Insurance	5,408	589,688
Ally Financial, Inc.	Consumer Finance	6,419	173,377
[a] Alnylam Pharmaceuticals, Inc.	Biotechnology	2,496	474,090
[a] Alphabet, Inc., Class A	Interactive Media & Services	123,552	14,789,174
[a] Alphabet, Inc., Class C	Interactive Media & Services	106,080	12,832,498
Altria Group, Inc.	Tobacco	37,024	1,677,187
[a] Amazon.com, Inc.	Broadline Retail	185,120	24,132,243
Amcor PLC	Containers & Packaging	31,200	311,376
Ameren Corp.	Multi-Utilities	5,408	441,671

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

American Electric Power Co., Inc.	Electric Utilities	10,816	910,707
American Express Co.	Consumer Finance	12,480	2,174,016
American Financial Group, Inc.	Insurance	1,427	169,456
American International Group, Inc.	Insurance	15,392	885,656
American Tower Corp.	Specialized REITs	9,568	1,855,618
American Water Works Co., Inc.	Water Utilities	4,160	593,840
Ameriprise Financial, Inc.	Capital Markets	2,080	690,893
AmerisourceBergen Corp.	Health Care Providers & Services	3,328	640,407
AMETEK, Inc.	Electrical Equipment	4,992	808,105
Amgen, Inc.	Biotechnology	11,232	2,493,729
Amphenol Corp., Class A	Electronic Equipment, Instruments & Components	12,480	1,060,176
Analog Devices, Inc.	Semiconductors & Semiconductor Equipment	10,400	2,026,024
Annaly Capital Management, Inc.	Mortgage Real Estate Investment Trusts (REITs)	9,568	191,456
[a] ANSYS, Inc.	Software	1,664	549,569
Aon PLC, Class A	Insurance	4,160	1,436,032
APA Corp.	Oil, Gas & Consumable Fuels	6,656	227,436
Apollo Global Management, Inc.	Financial Services	8,915	684,761
Apple, Inc.	Technology Hardware, Storage & Peripherals	306,592	59,469,650
Applied Materials, Inc.	Semiconductors & Semiconductor Equipment	17,472	2,525,403
[a] Aptiv PLC	Automobile Components	5,824	594,572
Aramark	Hotels, Restaurants & Leisure	5,171	222,612
[a] Arch Capital Group Ltd.	Insurance	7,488	560,477
Archer-Daniels-Midland Co.	Food Products	11,232	848,690
[a] Arista Networks, Inc.	Communications Equipment	5,408	876,420
Arthur J Gallagher & Co.	Insurance	4,576	1,004,752
[a] Aspen Technology, Inc.	Software	832	139,452
AT&T, Inc.	Diversified Telecommunication Services	148,096	2,362,131
[a] Atlassian Corp., Class A	Software	3,328	558,472
Atmos Energy Corp.	Gas Utilities	2,912	338,782
[a] Autodesk, Inc.	Software	4,576	936,295
Automatic Data Processing, Inc.	Professional Services	8,499	1,867,995
[a] AutoZone, Inc.	Specialty Retail	374	932,517
AvalonBay Communities, Inc.	Residential REITs	2,912	551,154
Avangrid, Inc.	Electric Utilities	1,248	47,025
[a] Avantor, Inc.	Life Sciences Tools & Services	13,728	281,973
Avery Dennison Corp.	Containers & Packaging	1,664	285,875
Baker Hughes Co.	Energy Equipment & Services	21,216	670,638
Ball Corp.	Containers & Packaging	6,419	373,650
Bank of America Corp.	Banks	143,520	4,117,589
Bank of New York Mellon Corp.	Capital Markets	15,392	685,252
Bath & Body Works, Inc.	Specialty Retail	4,576	171,600
Baxter International, Inc.	Health Care Equipment & Supplies	10,400	473,824
Becton Dickinson & Co.	Health Care Equipment & Supplies	5,824	1,537,594
Bentley Systems, Inc., Class B	Software	3,923	212,744
[a] Berkshire Hathaway, Inc., Class B	Financial Services	37,024	12,625,184
Best Buy Co., Inc.	Specialty Retail	4,160	340,912
[a] Bills Holdings, Inc.	Software	2,080	243,048
[a] Biogen, Inc.	Biotechnology	2,912	829,483
[a] BioMarin Pharmaceutical, Inc.	Biotechnology	3,744	324,530
[a] Bio-Rad Laboratories, Inc., Class A	Life Sciences Tools & Services	416	157,714
Bio-Techne Corp.	Life Sciences Tools & Services	3,328	271,665
BlackRock, Inc.	Capital Markets	3,069	2,121,109
Blackstone, Inc.	Capital Markets	14,560	1,353,643
[a] Block, Inc.	Financial Services	11,232	747,714
[a] Boeing Co.	Aerospace & Defense	11,648	2,459,592
[a] Booking Holdings, Inc.	Hotels, Restaurants & Leisure	762	2,057,651
Booz Allen Hamilton Holding Corp.	Professional Services	2,912	324,979
BorgWarner, Inc.	Automobile Components	4,992	244,159
Boston Properties, Inc.	Office REITs	2,912	167,702
[a] Boston Scientific Corp.	Health Care Equipment & Supplies	29,536	1,597,602
Bristol-Myers Squibb Co.	Pharmaceuticals	44,096	2,819,939
Broadcom, Inc.	Semiconductors & Semiconductor Equipment	8,736	7,577,868
Broadridge Financial Solutions, Inc.	Professional Services	2,496	413,412
Brown & Brown, Inc.	Insurance	4,992	343,649
Brown-Forman Corp., Class A	Beverages	1,248	84,951

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Brown-Forman Corp., Class B	Beverages	3,744	250,024
Bunge Ltd.	Food Products	3,091	291,636
[a] Burlington Stores, Inc.	Specialty Retail	1,248	196,423
[a] Cadence Design Systems, Inc.	Software	5,587	1,310,263
[a] Caesars Entertainment, Inc.	Hotels, Restaurants & Leisure	4,339	221,159
Camden Property Trust	Residential REITs	2,496	271,740
Campbell Soup Co.	Food Products	4,160	190,154
Capital One Financial Corp.	Consumer Finance	7,904	864,460
Cardinal Health, Inc.	Health Care Providers & Services	5,408	511,435
Carlyle Group, Inc.	Capital Markets	4,576	146,203
[a] CarMax, Inc.	Specialty Retail	3,328	278,554
[a] Carnival Corp.	Hotels, Restaurants & Leisure	20,800	391,664
Carrier Global Corp.	Building Products	17,235	856,752
[a] Catalent, Inc.	Pharmaceuticals	3,744	162,340
Caterpillar, Inc.	Machinery	10,816	2,661,277
[a] CBRE Group, Inc., Class A	Real Estate Management & Development	6,656	537,206
CDW Corp.	Electronic Equipment, Instruments & Components	2,912	534,352
Celanese Corp.	Chemicals	2,080	240,864
[a] Centene Corp.	Health Care Providers & Services	11,232	757,598
CenterPoint Energy, Inc.	Multi-Utilities	12,659	369,010
[a] Ceridian HCM Holding, Inc.	Professional Services	3,328	222,876
CF Industries Holdings, Inc.	Chemicals	4,160	288,787
CH Robinson Worldwide, Inc.	Air Freight & Logistics	2,496	235,498
[a] Charles River Laboratories International, Inc.	Life Sciences Tools & Services	1,011	212,563
Charles Schwab Corp.	Capital Markets	30,784	1,744,837
[a] Charter Communications, Inc., Class A	Media	2,080	764,130
Cheniere Energy, Inc.	Oil, Gas & Consumable Fuels	4,992	760,581
Chevron Corp.	Oil, Gas & Consumable Fuels	36,192	5,694,811
[a] Chipotle Mexican Grill, Inc.	Hotels, Restaurants & Leisure	567	1,212,813
Chubb Ltd.	Insurance	8,736	1,682,204
Church & Dwight Co., Inc.	Household Products	4,992	500,348
Cigna Group	Health Care Providers & Services	6,240	1,750,944
Cincinnati Financial Corp.	Insurance	3,328	323,881
Cintas Corp.	Commercial Services & Supplies	1,664	827,141
Cisco Systems, Inc.	Communications Equipment	84,864	4,390,863
Citigroup, Inc.	Banks	39,936	1,838,653
Citizens Financial Group, Inc.	Banks	10,163	265,051
Clorox Co.	Household Products	2,496	396,964
[a] Cloudflare, Inc., Class A	IT Services	5,824	380,715
CME Group, Inc.	Capital Markets	7,488	1,387,452
CMS Energy Corp.	Multi-Utilities	6,240	366,600
Coca-Cola Co.	Beverages	80,704	4,859,995
Cognex Corp.	Electronic Equipment, Instruments & Components	3,744	209,739
Cognizant Technology Solutions Corp., Class A	IT Services	10,816	706,068
[a,d] Coinbase Global, Inc., Class A	Capital Markets	3,328	238,118
Colgate-Palmolive Co.	Household Products	17,472	1,346,043
Comcast Corp., Class A	Media	86,112	3,577,954
Conagra Brands, Inc.	Food Products	9,984	336,660
ConocoPhillips	Oil, Gas & Consumable Fuels	24,960	2,586,106
Consolidated Edison, Inc.	Multi-Utilities	7,251	655,490
Constellation Brands, Inc., Class A	Beverages	3,328	819,121
Constellation Energy Corp.	Electric Utilities	6,656	609,357
Cooper Cos., Inc.	Health Care Equipment & Supplies	1,011	387,648
[a] Copart, Inc.	Commercial Services & Supplies	9,152	834,754
Corebridge Financial, Inc.	Financial Services	1,664	29,386
Corning, Inc.	Electronic Equipment, Instruments & Components	15,571	545,608
Corteva, Inc.	Chemicals	14,739	844,545
[a] CoStar Group, Inc.	Professional Services	8,736	777,504
Costco Wholesale Corp.	Consumer Staples Distribution & Retail	9,152	4,927,254
Coterra Energy, Inc., Class A	Oil, Gas & Consumable Fuels	16,224	410,467
[a] Coupang, Inc.	Broadline Retail	21,216	369,158
[a] Crowdstrike Holdings, Inc., Class A	Software	4,576	672,077
Crown Castle, Inc.	Specialized REITs	8,915	1,015,775
Crown Holdings, Inc.	Containers & Packaging	2,496	216,828
CSX Corp.	Ground Transportation	42,432	1,446,931

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Cummins, Inc.	Machinery	2,912	713,906
CVS Health Corp.	Health Care Providers & Services	27,040	1,869,275
Danaher Corp.	Life Sciences Tools & Services	13,728	3,294,720
Darden Restaurants, Inc.	Hotels, Restaurants & Leisure	2,496	417,032
[a] Datadog, Inc., Class A	Software	5,171	508,723
[a] DaVita, Inc.	Health Care Providers & Services	1,248	125,387
Deere & Co.	Machinery	5,408	2,191,268
Dell Technologies, Inc., Class C	Technology Hardware, Storage & Peripherals	5,408	292,627
[a] Delta Air Lines, Inc.	Passenger Airlines	13,312	632,852
DENTSPLY SIRONA, Inc.	Health Care Equipment & Supplies	4,576	183,132
Devon Energy Corp.	Oil, Gas & Consumable Fuels	13,728	663,612
[a] Dexcom, Inc.	Health Care Equipment & Supplies	8,083	1,038,746
Diamondback Energy, Inc.	Oil, Gas & Consumable Fuels	3,744	491,812
Digital Realty Trust, Inc.	Specialized REITs	6,240	710,549
Discover Financial Services	Consumer Finance	4,755	555,622
[a] DocuSign, Inc.	Software	4,160	212,534
Dollar General Corp.	Consumer Staples Distribution & Retail	4,576	776,913
[a] Dollar Tree, Inc.	Consumer Staples Distribution & Retail	4,339	622,646
Dominion Energy, Inc.	Multi-Utilities	17,472	904,875
Domino’s Pizza, Inc.	Hotels, Restaurants & Leisure	832	280,376
[a] DoorDash, Inc., Class A	Hotels, Restaurants & Leisure	5,408	413,279
Dover Corp.	Machinery	2,912	429,957
Dow, Inc.	Chemicals	14,739	784,999
DR Horton, Inc.	Household Durables	6,240	759,346
DTE Energy Co.	Multi-Utilities	4,160	457,683
Duke Energy Corp.	Electric Utilities	15,808	1,418,610
DuPont de Nemours, Inc.	Chemicals	9,568	683,538
[a] Dynatrace, Inc.	Software	4,576	235,527
East West Bancorp, Inc.	Banks	2,912	153,724
Eastman Chemical Co.	Chemicals	2,496	208,965
Eaton Corp. PLC	Electrical Equipment	8,320	1,673,152
eBay, Inc.	Broadline Retail	11,232	501,958
Ecolab, Inc.	Chemicals	4,992	931,956
Edison International	Electric Utilities	7,904	548,933
[a] Edwards Lifesciences Corp.	Health Care Equipment & Supplies	12,896	1,216,480
Electronic Arts, Inc.	Entertainment	5,408	701,418
Elevance Health, Inc.	Health Care Providers & Services	4,992	2,217,896
Eli Lilly & Co.	Pharmaceuticals	16,224	7,608,732
Emerson Electric Co.	Electrical Equipment	12,064	1,090,465
[a] Enphase Energy, Inc.	Semiconductors & Semiconductor Equipment	2,912	487,702
Entegris, Inc.	Semiconductors & Semiconductor Equipment	3,091	342,545
Entergy Corp.	Electric Utilities	4,576	445,565
EOG Resources, Inc.	Oil, Gas & Consumable Fuels	12,064	1,380,604
[a] EPAM Systems, Inc.	IT Services	1,248	280,488
EQT Corp.	Oil, Gas & Consumable Fuels	7,488	307,981
Equifax, Inc.	Professional Services	2,496	587,309
Equinix, Inc.	Specialized REITs	1,900	1,489,486
Equitable Holdings, Inc.	Financial Services	7,251	196,937
Equity LifeStyle Properties, Inc.	Residential REITs	3,507	234,583
Equity Residential	Residential REITs	7,072	466,540
Essex Property Trust, Inc.	Residential REITs	1,248	292,406
Estee Lauder Cos., Inc., Class A	Personal Care Products	4,755	933,787
[a] Etsy, Inc.	Broadline Retail	2,496	211,187
Everest Re Group Ltd.	Insurance	832	284,428
Evergy, Inc.	Electric Utilities	4,576	267,330
Eversource Energy	Electric Utilities	7,488	531,049
[a] Exact Sciences Corp.	Biotechnology	3,744	351,562
Exelon Corp.	Electric Utilities	20,563	837,737
[a] Expedia Group, Inc.	Hotels, Restaurants & Leisure	3,091	338,124
Expeditors International of Washington, Inc.	Air Freight & Logistics	3,328	403,121
Extra Space Storage, Inc.	Specialized REITs	2,912	433,451
Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	83,616	8,967,816
[a] F5, Inc.	Communications Equipment	1,248	182,532
FactSet Research Systems, Inc.	Capital Markets	832	333,341
[a] Fair Isaac Corp.	Software	416	336,631

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Fastenal Co.	Trading Companies & Distributors	11,827	697,675
Federal Realty Investment Trust	Retail REITs	1,427	138,091
FedEx Corp.	Air Freight & Logistics	4,576	1,134,390
Ferguson PLC	Trading Companies & Distributors	4,160	654,410
Fidelity National Financial, Inc.	Insurance	5,587	201,132
Fidelity National Information Services, Inc.	Financial Services	12,480	682,656
Fifth Third Bancorp	Banks	14,144	370,714
[a] First Solar, Inc.	Semiconductors & Semiconductor Equipment	2,080	395,387
FirstEnergy Corp.	Electric Utilities	11,232	436,700
[a] Fiserv, Inc.	Financial Services	12,896	1,626,830
[a] FleetCor Technologies, Inc.	Financial Services	1,664	417,797
[a] Flex Ltd.	Electronic Equipment, Instruments & Components	9,152	252,961
FMC Corp.	Chemicals	2,496	260,433
Ford Motor Co.	Automobiles	81,536	1,233,640
[a] Fortinet, Inc.	Software	13,491	1,019,785
Fortive Corp.	Machinery	7,251	542,157
Fortune Brands Innovations, Inc.	Building Products	2,675	192,466
Fox Corp., Class A	Media	5,408	183,872
Fox Corp., Class B	Media	3,091	98,572
Franklin Resources, Inc.	Capital Markets	5,824	155,559
Freeport-McMoRan, Inc.	Metals & Mining	29,536	1,181,440
Garmin Ltd.	Household Durables	3,091	322,360
[a] Gartner, Inc.	IT Services	1,664	582,916
GE HealthCare Technologies, Inc.	Health Care Equipment & Supplies	7,488	608,325
Gen Digital, Inc.	Software	11,648	216,070
General Dynamics Corp.	Aerospace & Defense	4,576	984,526
General Electric Co.	Industrial Conglomerates	22,880	2,513,368
General Mills, Inc.	Food Products	12,243	939,038
General Motors Co.	Automobiles	29,120	1,122,867
Genuine Parts Co.	Distributors	2,912	492,798
Gilead Sciences, Inc.	Biotechnology	25,792	1,987,789
Global Payments, Inc.	Financial Services	5,408	532,796
Globe Life, Inc.	Insurance	1,843	202,030
[a] GoDaddy, Inc., Class A	IT Services	3,328	250,033
Goldman Sachs Group, Inc.	Capital Markets	7,072	2,281,003
Halliburton Co.	Energy Equipment & Services	18,720	617,573
Hartford Financial Services Group, Inc.	Insurance	6,656	479,365
Hasbro, Inc.	Leisure Products	2,675	173,260
HCA Healthcare, Inc.	Health Care Providers & Services	4,339	1,316,800
Healthpeak Properties, Inc.	Health Care REITs	10,816	217,402
HEICO Corp.	Aerospace & Defense	832	147,214
HEICO Corp., Class A	Aerospace & Defense	1,427	200,636
[a] Henry Schein, Inc.	Health Care Providers & Services	2,912	236,163
Hershey Co.	Food Products	2,912	727,126
Hess Corp.	Oil, Gas & Consumable Fuels	5,824	791,773
Hewlett Packard Enterprise Co.	Technology Hardware, Storage & Peripherals	26,387	443,302
Hilton Worldwide Holdings, Inc.	Hotels, Restaurants & Leisure	5,587	813,188
[a] Hologic, Inc.	Health Care Equipment & Supplies	4,992	404,202
Home Depot, Inc.	Specialty Retail	20,800	6,461,312
Honeywell International, Inc.	Industrial Conglomerates	13,728	2,848,560
[a] Horizon Therapeutics PLC	Biotechnology	4,576	470,642
Hormel Foods Corp.	Food Products	6,240	250,973
Host Hotels & Resorts, Inc.	Hotel & Resort REITs	14,560	245,045
Howmet Aerospace, Inc.	Aerospace & Defense	7,488	371,105
HP, Inc.	Technology Hardware, Storage & Peripherals	17,888	549,340
Hubbell, Inc., Class B	Electrical Equipment	1,248	413,787
[a] HubSpot, Inc.	Software	1,011	537,943
Humana, Inc.	Health Care Providers & Services	2,496	1,116,036
Huntington Bancshares, Inc.	Banks	29,536	318,398
Huntington Ingalls Industries, Inc.	Aerospace & Defense	832	189,363
IDEX Corp.	Machinery	1,664	358,193
[a] IDEXX Laboratories, Inc.	Health Care Equipment & Supplies	1,664	835,711
Illinois Tool Works, Inc.	Machinery	5,824	1,456,932
[a] Illumina, Inc.	Life Sciences Tools & Services	3,328	623,967
[a] Incyte Corp.	Biotechnology	3,744	233,064

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Ingersoll Rand, Inc.	Machinery	8,320	543,795
[a] Insulet Corp.	Health Care Equipment & Supplies	1,427	411,461
Intel Corp.	Semiconductors & Semiconductor Equipment	86,944	2,907,407
Intercontinental Exchange, Inc.	Capital Markets	11,648	1,317,156
International Business Machines Corp.	IT Services	18,720	2,504,923
International Flavors & Fragrances, Inc.	Chemicals	5,171	411,560
International Paper Co.	Containers & Packaging	7,488	238,193
Interpublic Group of Cos., Inc.	Media	7,904	304,936
Intuit, Inc.	Software	5,824	2,668,499
[a] Intuitive Surgical, Inc.	Health Care Equipment & Supplies	7,072	2,418,200
Invesco Ltd.	Capital Markets	9,331	156,854
Invitation Homes, Inc.	Residential REITs	12,064	415,002
[a] IQVIA Holdings, Inc.	Life Sciences Tools & Services	3,744	841,539
Iron Mountain, Inc.	Specialized REITs	5,824	330,920
J M Smucker Co.	Food Products	2,080	307,154
Jack Henry & Associates, Inc.	Financial Services	1,427	238,780
Jacobs Solutions, Inc.	Professional Services	2,912	346,208
[a] Jazz Pharmaceuticals PLC	Pharmaceuticals	1,248	154,715
JB Hunt Transport Services, Inc.	Ground Transportation	1,664	301,234
Johnson & Johnson	Pharmaceuticals	54,080	8,951,322
Johnson Controls International PLC	Building Products	14,144	963,772
JPMorgan Chase & Co.	Banks	60,320	8,772,941
Juniper Networks, Inc.	Communications Equipment	7,072	221,566
Kellogg Co.	Food Products	5,408	364,499
Keurig Dr Pepper, Inc.	Beverages	17,472	546,349
KeyCorp	Banks	19,136	176,817
[a] Keysight Technologies, Inc.	Electronic Equipment, Instruments & Components	3,744	626,933
Kimberly-Clark Corp.	Household Products	7,072	976,360
Kimco Realty Corp.	Retail REITs	12,659	249,635
Kinder Morgan, Inc.	Oil, Gas & Consumable Fuels	40,947	705,107
KKR & Co., Inc.	Capital Markets	12,064	675,584
KLA Corp.	Semiconductors & Semiconductor Equipment	2,912	1,412,378
Kraft Heinz Co.	Food Products	17,056	605,488
Kroger Co.	Consumer Staples Distribution & Retail	13,491	634,077
L3Harris Technologies, Inc.	Aerospace & Defense	3,923	768,006
Laboratory Corp. of America Holdings	Health Care Providers & Services	1,843	444,771
Lam Research Corp.	Semiconductors & Semiconductor Equipment	2,912	1,872,008
Lamb Weston Holdings, Inc.	Food Products	2,912	334,734
[a] Las Vegas Sands Corp.	Hotels, Restaurants & Leisure	6,835	396,430
Lear Corp.	Automobile Components	1,248	179,150
Leidos Holdings, Inc.	Professional Services	2,912	257,654
Lennar Corp., Class A	Household Durables	5,171	647,978
Lennar Corp., Class B	Household Durables	179	20,223
Lennox International, Inc.	Building Products	595	194,012
[a] Liberty Broadband Corp., Class A	Media	416	33,168
[a] Liberty Broadband Corp., Class C	Media	2,496	199,955
[a] Liberty Media Corp.-Liberty Formula One, Class A	Entertainment	416	28,130
[a] Liberty Media Corp.-Liberty Formula One, Class C	Entertainment	4,160	313,165
[a] Liberty Media Corp.-Liberty SiriusXM, Class A	Media	1,427	46,820
[a] Liberty Media Corp.-Liberty SiriusXM, Class C	Media	3,091	101,168
Linde PLC	Chemicals	10,163	3,872,916
[a] Live Nation Entertainment, Inc.	Entertainment	2,912	265,312
LKQ Corp.	Distributors	5,171	301,314
Lockheed Martin Corp.	Aerospace & Defense	4,576	2,106,699
Loews Corp.	Insurance	3,744	222,319
Lowe’s Cos., Inc.	Specialty Retail	12,480	2,816,736
LPL Financial Holdings, Inc.	Capital Markets	1,664	361,804
[a] Lucid Group, Inc.	Automobiles	17,056	117,516
[a] Lululemon Athletica, Inc.	Textiles, Apparel & Luxury Goods	2,496	944,736
LyondellBasell Industries NV, Class A	Chemicals	5,171	474,853
M&T Bank Corp.	Banks	3,507	434,026
Marathon Oil Corp.	Oil, Gas & Consumable Fuels	12,896	296,866
Marathon Petroleum Corp.	Oil, Gas & Consumable Fuels	8,736	1,018,618

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Markel Group, Inc.	Insurance	275	380,375
MarketAxess Holdings, Inc.	Capital Markets	832	217,501
Marriott International, Inc., Class A	Hotels, Restaurants & Leisure	5,408	993,396
Marsh & McLennan Cos., Inc.	Insurance	10,163	1,911,457
Martin Marietta Materials, Inc.	Construction Materials	1,248	576,189
Marvell Technology, Inc.	Semiconductors & Semiconductor Equipment	17,472	1,044,476
Masco Corp.	Building Products	4,576	262,571
Mastercard, Inc., Class A	Financial Services	17,472	6,871,738
[a] Match Group, Inc.	Interactive Media & Services	5,824	243,734
McCormick & Co., Inc.	Food Products	5,171	451,066
McDonald’s Corp.	Hotels, Restaurants & Leisure	14,976	4,468,988
McKesson Corp.	Health Care Providers & Services	2,912	1,244,327
Medtronic PLC	Health Care Equipment & Supplies	27,456	2,418,874
Merck & Co., Inc.	Pharmaceuticals	52,416	6,048,282
[a] Meta Platforms, Inc., Class A	Interactive Media & Services	45,760	13,132,205
MetLife, Inc.	Insurance	13,728	776,044
[a] Mettler-Toledo International, Inc.	Life Sciences Tools & Services	465	609,913
MGM Resorts International	Hotels, Restaurants & Leisure	6,656	292,332
Microchip Technology, Inc.	Semiconductors & Semiconductor Equipment	11,232	1,006,275
Micron Technology, Inc.	Semiconductors & Semiconductor Equipment	22,643	1,429,000
Microsoft Corp.	Software	153,920	52,415,917
Mid-America Apartment Communities, Inc.	Residential REITs	2,496	379,043
[a] Moderna, Inc.	Biotechnology	6,656	808,704
[a] Molina Healthcare, Inc.	Health Care Providers & Services	1,248	375,948
Molson Coors Beverage Co., Class B	Beverages	3,744	246,505
Mondelez International, Inc., Class A	Food Products	28,288	2,063,327
[a] MongoDB, Inc.	IT Services	1,427	586,483
Monolithic Power Systems, Inc.	Semiconductors & Semiconductor Equipment	832	449,471
[a] Monster Beverage Corp.	Beverages	15,808	908,012
Moody’s Corp.	Capital Markets	3,328	1,157,212
Morgan Stanley	Capital Markets	27,040	2,309,216
Mosaic Co.	Chemicals	7,251	253,785
Motorola Solutions, Inc.	Communications Equipment	3,328	976,036
MSCI, Inc.	Capital Markets	1,664	780,899
Nasdaq, Inc.	Capital Markets	7,072	352,539
NetApp, Inc.	Technology Hardware, Storage & Peripherals	4,339	331,500
[a] Netflix, Inc.	Entertainment	9,152	4,031,364
[a] Neurocrine Biosciences, Inc.	Biotechnology	2,080	196,144
Newmont Corp.	Metals & Mining	16,224	692,116
News Corp., Class A	Media	7,904	154,128
News Corp., Class B	Media	2,259	44,547
NextEra Energy, Inc.	Electric Utilities	42,016	3,117,587
NIKE, Inc., Class B	Textiles, Apparel & Luxury Goods	25,376	2,800,749
NiSource, Inc.	Multi-Utilities	8,320	227,552
Norfolk Southern Corp.	Ground Transportation	4,755	1,078,244
Northern Trust Corp.	Capital Markets	4,160	308,422
Northrop Grumman Corp.	Aerospace & Defense	2,912	1,327,290
NRG Energy, Inc.	Electric Utilities	4,992	186,651
Nucor Corp.	Metals & Mining	4,992	818,588
NVIDIA Corp.	Semiconductors & Semiconductor Equipment	51,168	21,645,087
[a] NVR, Inc.	Household Durables	63	400,089
Occidental Petroleum Corp.	Oil, Gas & Consumable Fuels	14,976	880,589
[a] Okta, Inc.	IT Services	3,091	214,361
Old Dominion Freight Line, Inc.	Ground Transportation	1,843	681,449
Omnicom Group, Inc.	Media	4,160	395,824
[a] ON Semiconductor Corp.	Semiconductors & Semiconductor Equipment	8,736	826,251
ONEOK, Inc.	Oil, Gas & Consumable Fuels	9,152	564,861
Oracle Corp.	Software	32,032	3,814,691
[a] O’Reilly Automotive, Inc.	Specialty Retail	1,255	1,198,901
Otis Worldwide Corp.	Machinery	8,736	777,591
Owens Corning	Building Products	2,080	271,440
PACCAR, Inc.	Machinery	10,816	904,758
Packaging Corp. of America	Containers & Packaging	1,843	243,571
[a] Palantir Technologies, Inc., Class A	Software	36,787	563,945
[a] Palo Alto Networks, Inc.	Software	6,240	1,594,382

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Paramount Global, Class B	Media	10,400	165,464
Parker-Hannifin Corp.	Machinery	2,675	1,043,357
Paychex, Inc.	Professional Services	6,656	744,607
Paycom Software, Inc.	Professional Services	1,011	324,774
[a] Paylocity Holding Corp.	Professional Services	832	153,529
[a] PayPal Holdings, Inc.	Financial Services	23,296	1,554,542
Pentair PLC	Machinery	3,507	226,552
PepsiCo, Inc.	Beverages	28,704	5,316,555
Pfizer, Inc.	Pharmaceuticals	117,312	4,303,004
[a] PG&E Corp.	Electric Utilities	34,528	596,644
Philip Morris International, Inc.	Tobacco	32,448	3,167,574
Phillips 66	Oil, Gas & Consumable Fuels	9,568	912,596
Pinnacle West Capital Corp.	Electric Utilities	2,259	184,018
[a] Pinterest, Inc., Class A	Interactive Media & Services	12,064	329,830
Pioneer Natural Resources Co.	Oil, Gas & Consumable Fuels	4,992	1,034,243
PNC Financial Services Group, Inc.	Banks	8,320	1,047,904
Pool Corp.	Distributors	832	311,700
PPG Industries, Inc.	Chemicals	4,992	740,314
PPL Corp.	Electric Utilities	14,976	396,265
Principal Financial Group, Inc.	Insurance	4,755	360,619
Procter & Gamble Co.	Household Products	48,672	7,385,489
Progressive Corp.	Insurance	12,064	1,596,912
Prologis, Inc.	Industrial REITs	19,136	2,346,648
Prudential Financial, Inc.	Insurance	7,488	660,591
[a] PTC, Inc.	Software	2,080	295,984
Public Service Enterprise Group, Inc.	Multi-Utilities	10,400	651,144
Public Storage	Specialized REITs	3,328	971,377
PulteGroup, Inc.	Household Durables	4,576	355,464
[a] Qorvo, Inc.	Semiconductors & Semiconductor Equipment	2,080	212,222
QUALCOMM, Inc.	Semiconductors & Semiconductor Equipment	23,296	2,773,156
Quanta Services, Inc.	Construction & Engineering	2,912	572,062
Quest Diagnostics, Inc.	Health Care Providers & Services	2,496	350,838
Raymond James Financial, Inc.	Capital Markets	3,923	407,090
Raytheon Technologies Corp.	Aerospace & Defense	30,368	2,974,849
Realty Income Corp.	Retail REITs	14,144	845,670
Regency Centers Corp.	Retail REITs	3,091	190,931
[a] Regeneron Pharmaceuticals, Inc.	Biotechnology	2,198	1,579,351
Regions Financial Corp.	Banks	19,136	341,004
Reinsurance Group of America, Inc.	Insurance	1,248	173,085
Republic Services, Inc.	Commercial Services & Supplies	4,160	637,187
ResMed, Inc.	Health Care Equipment & Supplies	2,912	636,272
Revvity, Inc.	Life Sciences Tools & Services	2,496	296,500
[a] Rivian Automotive, Inc., Class A	Automobiles	11,232	187,125
[a] ROBLOX Corp., Class A	Entertainment	7,488	301,766
Rockwell Automation, Inc.	Electrical Equipment	2,496	822,307
Rollins, Inc.	Commercial Services & Supplies	4,992	213,807
Roper Technologies, Inc.	Software	2,080	1,000,064
Ross Stores, Inc.	Specialty Retail	7,072	792,983
[a] Royal Caribbean Cruises Ltd.	Hotels, Restaurants & Leisure	4,339	450,128
Royalty Pharma PLC, Class A	Pharmaceuticals	7,904	242,969
S&P Global, Inc.	Capital Markets	6,656	2,668,324
[a] Salesforce, Inc.	Software	20,384	4,306,324
SBA Communications Corp.	Specialized REITs	2,259	523,546
Schlumberger NV	Energy Equipment & Services	29,536	1,450,808
[a] Seagen, Inc.	Biotechnology	2,912	560,444
SEI Investments Co.	Capital Markets	2,080	124,010
Sempra Energy	Multi-Utilities	6,656	969,047
[a] ServiceNow, Inc.	Software	4,160	2,337,795
Sherwin-Williams Co.	Chemicals	4,992	1,325,476
Simon Property Group, Inc.	Retail REITs	6,656	768,635
[d] Sirius XM Holdings, Inc.	Media	16,224	73,495
Skyworks Solutions, Inc.	Semiconductors & Semiconductor Equipment	3,328	368,376
[a] Snap, Inc., Class A	Interactive Media & Services	20,800	246,272
Snap-on, Inc.	Machinery	1,248	359,661
[a] Snowflake, Inc., Class A	IT Services	6,240	1,098,115

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] SolarEdge Technologies, Inc.	Semiconductors & Semiconductor Equipment	1,248	335,774
Southern Co.	Electric Utilities	22,464	1,578,096
Southern Copper Corp.	Metals & Mining	1,664	119,375
Southwest Airlines Co.	Passenger Airlines	12,480	451,901
[a] Splunk, Inc.	Software	2,912	308,934
SS&C Technologies Holdings, Inc.	Professional Services	4,576	277,306
Stanley Black & Decker, Inc.	Machinery	3,091	289,658
Starbucks Corp.	Hotels, Restaurants & Leisure	23,712	2,348,911
State Street Corp.	Capital Markets	7,072	517,529
Steel Dynamics, Inc.	Metals & Mining	3,328	362,519
STERIS PLC	Health Care Equipment & Supplies	2,080	467,958
Stryker Corp.	Health Care Equipment & Supplies	7,072	2,157,596
Sun Communities, Inc.	Residential REITs	2,496	325,628
Synchrony Financial	Consumer Finance	9,152	310,436
[a] Synopsys, Inc.	Software	3,091	1,345,852
Sysco Corp.	Consumer Staples Distribution & Retail	10,816	802,547
T Rowe Price Group, Inc.	Capital Markets	4,576	512,604
[a] Take-Two Interactive Software, Inc.	Entertainment	3,328	489,748
Tapestry, Inc.	Textiles, Apparel & Luxury Goods	4,576	195,853
Targa Resources Corp.	Oil, Gas & Consumable Fuels	4,576	348,234
Target Corp.	Consumer Staples Distribution & Retail	9,568	1,262,019
[a] Teledyne Technologies, Inc.	Electronic Equipment, Instruments & Components	1,011	415,632
Teleflex, Inc.	Health Care Equipment & Supplies	1,011	244,692
Teradyne, Inc.	Semiconductors & Semiconductor Equipment	3,328	370,506
[a] Tesla, Inc.	Automobiles	56,022	14,664,879
Texas Instruments, Inc.	Semiconductors & Semiconductor Equipment	19,136	3,444,863
Texas Pacific Land Corp.	Oil, Gas & Consumable Fuels	118	155,347
Textron, Inc.	Aerospace & Defense	4,339	293,447
Thermo Fisher Scientific, Inc.	Life Sciences Tools & Services	8,075	4,213,131
TJX Cos., Inc.	Specialty Retail	23,891	2,025,718
[a] T-Mobile U.S., Inc.	Wireless Telecommunication Services	12,064	1,675,690
Tractor Supply Co.	Specialty Retail	2,259	499,465
[a] Trade Desk, Inc., Class A	Media	9,152	706,717
Trane Technologies PLC	Building Products	4,755	909,441
TransDigm Group, Inc.	Aerospace & Defense	1,055	943,349
TransUnion	Professional Services	3,923	307,289
Travelers Cos., Inc.	Insurance	4,576	794,668
[a] Trimble, Inc.	Electronic Equipment, Instruments & Components	4,992	264,276
Truist Financial Corp.	Banks	27,456	833,290
[a] Twilio, Inc., Class A	IT Services	3,744	238,193
[a] Tyler Technologies, Inc.	Software	832	346,503
Tyson Foods, Inc., Class A	Food Products	5,824	297,257
U.S. Bancorp	Banks	28,704	948,380
[a] Uber Technologies, Inc.	Ground Transportation	41,184	1,777,913
UDR, Inc.	Residential REITs	6,240	268,070
[a] Ulta Beauty, Inc.	Specialty Retail	1,011	475,772
Union Pacific Corp.	Ground Transportation	12,480	2,553,658
[a] United Airlines Holdings, Inc.	Passenger Airlines	6,656	365,215
United Parcel Service, Inc., Class B	Air Freight & Logistics	14,976	2,684,448
United Rentals, Inc.	Trading Companies & Distributors	1,427	635,543
UnitedHealth Group, Inc.	Health Care Providers & Services	19,136	9,197,527
[a] Unity Software, Inc.	Software	4,992	216,753
Universal Health Services, Inc., Class B	Health Care Providers & Services	1,248	196,897
Vail Resorts, Inc.	Hotels, Restaurants & Leisure	832	209,464
Valero Energy Corp.	Oil, Gas & Consumable Fuels	7,488	878,342
[a] Veeva Systems, Inc., Class A	Health Care Technology	2,912	575,790
Ventas, Inc.	Health Care REITs	8,320	393,286
[a] VeriSign, Inc.	IT Services	1,843	416,463
Verisk Analytics, Inc.	Professional Services	2,912	658,199
Verizon Communications, Inc.	Diversified Telecommunication Services	87,360	3,248,918
[a] Vertex Pharmaceuticals, Inc.	Biotechnology	5,408	1,903,129
VF Corp.	Textiles, Apparel & Luxury Goods	6,419	122,539
Viatris, Inc.	Pharmaceuticals	24,960	249,101
VICI Properties, Inc.	Specialized REITs	20,800	653,744
Visa, Inc., Class A	Financial Services	33,696	8,002,126

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Vistra Corp.	Independent Power Producers & Energy Traders	7,904	207,480
[a] VMware, Inc., Class A	Software	4,576	657,525
Voya Financial, Inc.	Financial Services	2,080	149,157
Vulcan Materials Co.	Construction Materials	2,675	603,052
W R Berkley Corp.	Insurance	4,160	247,770
Walgreens Boots Alliance, Inc.	Consumer Staples Distribution & Retail	14,976	426,666
Walmart, Inc.	Consumer Staples Distribution & Retail	29,120	4,577,082
[a] Walt Disney Co.	Entertainment	37,856	3,379,784
Waste Management, Inc.	Commercial Services & Supplies	7,667	1,329,611
[a] Waters Corp.	Life Sciences Tools & Services	1,248	332,642
Watsco, Inc.	Trading Companies & Distributors	832	317,383
WEC Energy Group, Inc.	Multi-Utilities	6,656	587,325
Wells Fargo & Co.	Banks	77,792	3,320,163
Welltower, Inc.	Health Care REITs	10,400	841,256
West Pharmaceutical Services, Inc.	Life Sciences Tools & Services	1,664	636,430
[a] Western Digital Corp.	Technology Hardware, Storage & Peripherals	6,656	252,462
Westinghouse Air Brake Technologies Corp.	Machinery	3,744	410,604
Westlake Corp.	Chemicals	832	99,399
Westrock Co.	Containers & Packaging	4,992	145,117
Weyerhaeuser Co.	Specialized REITs	14,976	501,846
Whirlpool Corp.	Household Durables	1,248	185,690
Williams Cos., Inc.	Oil, Gas & Consumable Fuels	25,376	828,019
Willis Towers Watson PLC	Insurance	2,259	531,994
[a] Workday, Inc., Class A	Software	4,160	939,702
WP Carey, Inc.	Diversified REITs	4,339	293,143
WW Grainger, Inc.	Trading Companies & Distributors	832	656,107
Wynn Resorts Ltd.	Hotels, Restaurants & Leisure	2,080	219,669
Xcel Energy, Inc.	Electric Utilities	11,648	724,156
Xylem, Inc.	Machinery	4,992	562,199
Yum! Brands, Inc.	Hotels, Restaurants & Leisure	5,824	806,915
[a] Zebra Technologies Corp., Class A	Electronic Equipment, Instruments & Components	1,011	299,084
[a] Zillow Group, Inc., Class A	Real Estate Management & Development	1,427	70,208
[a] Zillow Group, Inc., Class C	Real Estate Management & Development	3,328	167,265
Zimmer Biomet Holdings, Inc.	Health Care Equipment & Supplies	4,339	631,758
Zoetis, Inc.	Pharmaceuticals	9,568	1,647,705
[a] Zoom Video Communications, Inc., Class A	Software	4,576	310,619
[a] ZoomInfo Technologies, Inc., Class A	Interactive Media & Services	5,587	141,854
[a] Zscaler, Inc.	Software	1,664	243,443

			800,471,757

Total Common Stocks (Cost $720,853,528)			803,902,164

Preferred Stock 0.0%†
Russia 0.0%†
[b,e] Surgutneftegas PJSC, pfd.	Oil, Gas & Consumable Fuels	10,688	—

Total Preferred Stocks (Cost $6,128)			—

Total Investments before Short-Term
Investments (Cost $720,859,656)			803,902,164

			FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

	Short-Term Investments 0.1%
	Investments from Cash Collateral
	Received for Loaned Securities 0.1%
	United States 0.1%
	[f,g] Institutional Fiduciary Trust - Money Market Portfolio, 4.81%	Money Market Funds			231,126	231,126
	Total Short-Term Investments
	(Cost $231,126)					231,126
	Total Investments (Cost $721,090,782) 99.9%					804,133,290
	Other Assets, less Liabilities 0.1%					1,179,247
	Net Assets 100.0%					$805,312,537

	†Rounds to less than 0.1% of net assets.
	[a]Non-income producing.
[b]Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
[c]Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. At June 30, 2023, the value of was $0, representing 0.0% of net assets.
	[d]A portion or all of the security is on loan at June 30, 2023.
	[e]Variable rate security. The rate shown represents the yield at period end.
	[f]The rate shown is the annualized seven-day effective yield at period end.
	[g]See Note 3 regarding investments in affiliated management investment companies.

	At June 30, 2023, the Fund had the following futures contracts outstanding.
	Futures Contracts
						Value/Unrealized
		Number of Notional			Expiration	Appreciation
	Description	Type Contracts Amount*			Date	(Depreciation)
	Index Contracts
	S&P 500 E-Mini	Long	4	$897,650	9/15/23	$14,253
	*As of period end.

	Abbreviations

	Selected Portfolio

GDR	– Global Depositary Receipt
REIT	– Real Estate Investment Trust
SBA	– Small Business Administration
TSX	– Toronto Stock Exchange

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin U.S. Large Cap Multifactor Index ETF	Shares	Value
Common Stocks 99.8%
Communication Services 5.7%
[a] Alphabet, Inc., Class A	134,312	$16,077,146
Interpublic Group of Cos., Inc.	34,196	1,319,282
[a] Meta Platforms, Inc., Class A	38,728	11,114,162
[a] Netflix, Inc.	20,600	9,074,094
Omnicom Group, Inc.	19,776	1,881,686
Verizon Communications, Inc.	321,360	11,951,378
World Wrestling Entertainment, Inc., Class A	8,652	938,483

		52,356,231
Consumer Discretionary 14.7%
Advance Auto Parts, Inc.	11,948	839,944
[a] Amazon.com, Inc.	142,140	18,529,370
[a] AutoNation, Inc.	6,592	1,085,109
[a] AutoZone, Inc.	1,880	4,687,517
[a] Booking Holdings, Inc.	2,754	7,436,709
BorgWarner, Inc.	19,776	967,244
Brunswick Corp.	11,536	999,479
[a] Chipotle Mexican Grill, Inc.	1,443	3,086,577
Churchill Downs, Inc.	6,180	860,071
[a] Crocs, Inc.	7,828	880,180
Darden Restaurants, Inc.	5,768	963,718
[a] Deckers Outdoor Corp.	1,648	869,584
Dick’s Sporting Goods, Inc.	7,004	925,859
DR Horton, Inc.	31,312	3,810,357
[a] Five Below, Inc.	4,944	971,694
[a] Grand Canyon Education, Inc.	8,240	850,450
Lennar Corp., Class A	25,132	3,149,291
Lennar Corp., Class B	9,064	1,024,051
Lowe’s Cos., Inc.	53,560	12,088,492
Macy’s, Inc.	63,448	1,018,340
McDonald’s Corp.	44,496	13,278,051
[a] NVR, Inc.	312	1,981,394
[a] O’Reilly Automotive, Inc.	6,884	6,576,285
Penske Automotive Group, Inc.	6,180	1,029,773
PulteGroup, Inc.	25,132	1,952,254
Starbucks Corp.	91,464	9,060,424
Tapestry, Inc.	24,308	1,040,382
Tempur Sealy International, Inc.	24,308	974,022
[a] Tesla, Inc.	50,235	13,150,016
Texas Roadhouse, Inc.	7,828	878,928
TJX Cos., Inc.	91,876	7,790,166
Toll Brothers, Inc.	14,832	1,172,766
[a] TopBuild Corp.	4,120	1,096,002
Tractor Supply Co.	9,064	2,004,050
[a] Ulta Beauty, Inc.	4,611	2,169,914
Valvoline, Inc.	22,248	834,523
[a] Victoria’s Secret & Co.	42,024	732,478
Williams-Sonoma, Inc.	7,416	928,038
Yum! Brands, Inc.	27,192	3,767,452

		135,460,954
Consumer Staples 3.8%
Albertsons Cos., Inc., Class A	44,496	970,903
Altria Group, Inc.	194,052	8,790,555
General Mills, Inc.	58,092	4,455,656
Hershey Co.	15,244	3,806,427
Ingredion, Inc.	8,240	873,028
Lamb Weston Holdings, Inc.	12,360	1,420,782
[a] Monster Beverage Corp.	33,372	1,916,888

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Philip Morris International, Inc.	130,192	12,709,343

		34,943,582
Energy 3.5%
Chesapeake Energy Corp.	12,772	1,068,761
Devon Energy Corp.	60,976	2,947,580
Exxon Mobil Corp.	110,416	11,842,116
Marathon Petroleum Corp.	42,848	4,996,077
Ovintiv, Inc.	25,956	988,145
PDC Energy, Inc.	12,360	879,290
Phillips 66	30,900	2,947,242
[a] Southwestern Energy Co.	180,868	1,087,017
[a] TechnipFMC PLC	65,508	1,088,743
Valero Energy Corp.	35,844	4,204,501

		32,049,472
Financials 5.6%
Aon PLC, Class A	10,712	3,697,783
[a] Arch Capital Group Ltd.	31,312	2,343,703
Arthur J Gallagher & Co.	17,304	3,799,439
[a] Berkshire Hathaway, Inc., Class B	23,484	8,008,044
Citigroup, Inc.	94,760	4,362,751
Evercore, Inc., Class A	7,828	967,463
First Citizens BancShares, Inc., Class A	689	884,297
Janus Henderson Group PLC	32,960	898,160
JPMorgan Chase & Co.	56,032	8,149,294
LPL Financial Holdings, Inc.	7,004	1,522,880
MarketAxess Holdings, Inc.	3,296	861,640
MGIC Investment Corp.	56,856	897,756
Moody’s Corp.	7,004	2,435,431
MSCI, Inc.	5,356	2,513,517
New York Community Bancorp, Inc.	83,636	940,069
OneMain Holdings, Inc.	22,660	990,015
Primerica, Inc.	4,532	896,248
Reinsurance Group of America, Inc.	6,180	857,104
Rithm Capital Corp.	105,884	990,015
SEI Investments Co.	15,244	908,847
Synchrony Financial	42,024	1,425,454
Unum Group	22,660	1,080,882
Western Union Co.	75,808	889,228
White Mountains Insurance Group Ltd.	634	880,569

		51,200,589
Health Care 15.7%
AbbVie, Inc.	97,644	13,155,576
[a] Align Technology, Inc.	3,296	1,165,597
[a] Biogen, Inc.	11,536	3,286,030
Cardinal Health, Inc.	28,428	2,688,436
Chemed Corp.	1,662	900,255
Eli Lilly & Co.	37,492	17,582,998
Encompass Health Corp.	14,008	948,482
Gilead Sciences, Inc.	89,404	6,890,366
HCA Healthcare, Inc.	20,600	6,251,688
[a] Hologic, Inc.	16,480	1,334,386
Humana, Inc.	10,712	4,789,657
[a] IDEXX Laboratories, Inc.	6,180	3,103,781
[a] Inspire Medical Systems, Inc.	2,884	936,262
[a] Intuitive Surgical, Inc.	16,068	5,494,292
Johnson & Johnson	60,152	9,956,359
[a] Medpace Holdings, Inc.	4,120	989,500
Merck & Co., Inc.	128,956	14,880,233
Organon & Co.	44,908	934,535
Pfizer, Inc.	337,428	12,376,859
[a] Regeneron Pharmaceuticals, Inc.	10,502	7,546,107
Stryker Corp.	25,544	7,793,219

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

UnitedHealth Group, Inc.	21,836	10,495,255
[a] Vertex Pharmaceuticals, Inc.	26,780	9,424,150
West Pharmaceutical Services, Inc.	3,708	1,418,199

		144,342,222
Industrials 8.1%
Allison Transmission Holdings, Inc.	18,128	1,023,507
[a] Builders FirstSource, Inc.	15,656	2,129,216
[a] Clean Harbors, Inc.	6,592	1,083,923
Concentrix Corp.	9,888	798,456
[a] Copart, Inc.	34,608	3,156,596
Crane NXT Co.	16,480	930,131
EMCOR Group, Inc.	5,356	989,682
Expeditors International of Washington, Inc.	7,828	948,206
Fortune Brands Innovations, Inc.	14,420	1,037,519
General Electric Co.	52,324	5,747,791
Graco, Inc.	11,124	960,557
Hubbell, Inc., Class B	5,768	1,912,438
Illinois Tool Works, Inc.	21,424	5,359,428
Knight-Swift Transportation Holdings, Inc.	16,068	892,738
Landstar System, Inc.	4,944	951,918
Lennox International, Inc.	3,296	1,074,727
Lincoln Electric Holdings, Inc.	5,768	1,145,698
Lockheed Martin Corp.	22,664	10,434,052
MSC Industrial Direct Co., Inc., Class A	9,476	902,873
nVent Electric PLC	19,776	1,021,826
Old Dominion Freight Line, Inc.	7,004	2,589,729
Owens Corning	10,300	1,344,150
PACCAR, Inc.	55,620	4,652,613
Pentair PLC	15,656	1,011,378
Republic Services, Inc.	10,300	1,577,651
Rockwell Automation, Inc.	5,356	1,764,534
Rollins, Inc.	23,072	988,174
Ryder System, Inc.	11,124	943,204
[a] Saia, Inc.	2,884	987,510
Schneider National, Inc., Class B	33,372	958,444
Snap-on, Inc.	4,944	1,424,811
United Rentals, Inc.	4,944	2,201,909
Waste Management, Inc.	39,140	6,787,659
Watsco, Inc.	3,296	1,257,325
WW Grainger, Inc.	5,007	3,948,470

		74,938,843
Information Technology 37.2%
[a] Alphabet, Inc., Class C	116,596	14,104,618
Amdocs Ltd.	12,772	1,262,512
Analog Devices, Inc.	34,608	6,741,985
Apple, Inc.	381,924	74,081,798
Applied Materials, Inc.	83,636	12,088,747
[a] Arista Networks, Inc.	26,368	4,273,198
[a] Arrow Electronics, Inc.	6,592	944,172
Avnet, Inc.	19,776	997,699
Broadcom, Inc.	18,921	16,412,643
[a] Cadence Design Systems, Inc.	28,428	6,666,935
Cisco Systems, Inc.	253,380	13,109,881
Dolby Laboratories, Inc., Class A	10,300	861,904
[a] Fair Isaac Corp.	2,060	1,666,973
[a] Fortinet, Inc.	68,804	5,200,894
Hewlett Packard Enterprise Co.	128,956	2,166,461
HP,Inc.	95,584	2,935,385
[a] HubSpot, Inc.	2,060	1,096,105
Jabil, Inc.	14,832	1,600,818
KLA Corp.	14,420	6,993,988
Lam Research Corp.	13,480	8,665,753
[a] Lattice Semiconductor Corp.	14,420	1,385,329

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Manhattan Associates, Inc.	7,416	1,482,310
Mastercard, Inc., Class A	40,376	15,879,881
Microchip Technology, Inc.	44,908	4,023,308
Microsoft Corp.	192,404	65,521,258
National Instruments Corp.	17,716	1,016,898
NetApp, Inc.	21,012	1,605,317
NVIDIA Corp.	49,638	20,997,867
[a] ON Semiconductor Corp.	43,260	4,091,531
Oracle Corp.	110,416	13,149,441
QUALCOMM, Inc.	100,940	12,015,898
Skyworks Solutions, Inc.	11,536	1,276,920
[a] Synopsys, Inc.	14,832	6,458,001
Texas Instruments, Inc.	66,744	12,015,255

		342,791,683
Materials 1.8%
CF Industries Holdings, Inc.	20,188	1,401,451
Eagle Materials, Inc.	5,356	998,466
Graphic Packaging Holding Co.	36,256	871,232
LyondellBasell Industries NV, Class A	25,544	2,345,706
NewMarket Corp.	2,060	828,367
Nucor Corp.	27,604	4,526,504
Reliance Steel & Aluminum Co.	6,592	1,790,321
Southern Copper Corp.	12,772	916,263
Steel Dynamics, Inc.	18,952	2,064,441
U.S. Steel Corp.	41,200	1,030,412

		16,773,163
Real Estate 2.6%
Agree Realty Corp.	13,184	862,102
CubeSmart	19,364	864,796
EastGroup Properties, Inc.	5,356	929,802
EPR Properties	20,188	944,798
First Industrial Realty Trust, Inc.	16,480	867,507
Gaming & Leisure Properties, Inc.	26,368	1,277,793
Life Storage, Inc.	6,592	876,472
NNN REIT, Inc.	20,188	863,845
Omega Healthcare Investors, Inc.	29,664	910,388
Public Storage	15,244	4,449,419
Realty Income Corp.	58,916	3,522,588
Simon Property Group, Inc.	23,072	2,664,355
Spirit Realty Capital, Inc.	22,248	876,126
STAG Industrial, Inc.	24,720	886,954
VICI Properties, Inc.	106,296	3,340,883

		24,137,828
Utilities 1.1%
Atmos Energy Corp.	11,536	1,342,098
Clearway Energy, Inc., Class A	31,312	845,424
Consolidated Edison, Inc.	32,960	2,979,584
National Fuel Gas Co.	16,892	867,573
Pinnacle West Capital Corp.	11,948	973,284
Southern Co.	48,616	3,415,274

		10,423,237

Total Common Stocks (Cost $818,257,988)		919,417,804

Total Investments (Cost $818,257,988) 99.8%		919,417,804
Other Assets, less Liabilities 0.2%		2,064,143

Net Assets 100.0%		$921,481,947

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Equity Contracts
S&P 500 E-Mini		Long	6	$1,346,475	9/15/23	$21,448
*As of period end.
Selected Portfolio

REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin U.S. Low Volatility ETF	Shares	Value
Common Stocks 99.5%
Communication Services 8.3%
[a] Alphabet, Inc., Class A	18,475	$2,211,457
Comcast Corp., Class A	55,963	2,325,263
[a] Liberty Broadband Corp., Class C	30,876	2,473,476
TELUS Corp.	118,086	2,297,954
The New York Times Co., Class A	60,633	2,387,728
Verizon Communications, Inc.	63,511	2,361,974

		14,057,852
Consumer Discretionary 12.6%
[a] Amazon.com, Inc.	17,685	2,305,417
[a] AutoZone, Inc.	906	2,258,984
Dollar General Corp.	9,055	1,537,358
Home Depot, Inc.	7,380	2,292,523
McDonald’s Corp.	7,591	2,265,231
[a] NVR, Inc.	371	2,356,080
Starbucks Corp.	21,966	2,175,952
Target Corp.	11,257	1,484,798
TJX Cos., Inc.	27,671	2,346,224
Tractor Supply Co.	10,250	2,266,275

		21,288,842
Consumer Staples 4.4%
Coca-Cola Co.	24,389	1,468,706
Colgate-Palmolive Co.	19,248	1,482,866
Mondelez International, Inc., Class A	20,394	1,487,538
PepsiCo, Inc.	8,062	1,493,244
Procter & Gamble Co.	10,084	1,530,146

		7,462,500
Energy 4.2%
Chevron Corp.	11,018	1,733,682
[a] DT Midstream, Inc.	35,299	1,749,772
Exxon Mobil Corp.	16,484	1,767,909
Williams Cos., Inc.	55,264	1,803,264

		7,054,627
Financials 9.7%
Arthur J Gallagher & Co.	7,687	1,687,835
BlackRock, Inc.	2,354	1,626,943
Intercontinental Exchange, Inc.	14,503	1,639,999
JPMorgan Chase & Co.	11,414	1,660,052
MetLife, Inc.	29,840	1,686,855
Nasdaq, Inc.	31,516	1,571,073
Progressive Corp.	12,564	1,663,097
S&P Global, Inc.	4,151	1,664,094
Travelers Cos., Inc.	9,266	1,609,134
U.S. Bancorp	48,448	1,600,722

		16,409,804
Health Care 13.0%
Abbott Laboratories	18,670	2,035,403
AbbVie, Inc.	14,454	1,947,388
Amgen, Inc.	8,702	1,932,018
Becton Dickinson & Co.	7,767	2,050,566
Bristol-Myers Squibb Co.	30,072	1,923,104
CVS Health Corp.	29,010	2,005,461
Johnson & Johnson	12,137	2,008,916
Medtronic PLC	22,398	1,973,264
Merck & Co., Inc.	18,072	2,085,328
Pfizer, Inc.	50,638	1,857,402

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

UnitedHealth Group, Inc.	4,244	2,039,836

		21,858,686
Industrials 11.2%
AMETEK, Inc.	10,045	1,626,085
General Dynamics Corp.	7,241	1,557,901
Honeywell International, Inc.	7,807	1,619,953
IDEX Corp.	7,606	1,637,268
Illinois Tool Works, Inc.	6,419	1,605,777
Lockheed Martin Corp.	3,404	1,567,134
Northrop Grumman Corp.	3,434	1,565,217
Republic Services, Inc.	10,697	1,638,459
Roper Technologies, Inc.	6,155	2,959,324
Union Pacific Corp.	7,749	1,585,600
Verisk Analytics, Inc.	6,905	1,560,737

		18,923,455
Information Technology 28.3%
Accenture PLC, Class A	8,839	2,727,539
[a] Adobe, Inc.	5,774	2,823,428
Amphenol Corp., Class A	34,615	2,940,544
Analog Devices, Inc.	14,924	2,907,344
[a] ANSYS, Inc.	8,468	2,796,726
Apple, Inc.	15,164	2,941,361
[a] Black Knight, Inc.	48,090	2,872,416
Cisco Systems, Inc.	54,424	2,815,898
[a] Fiserv, Inc.	13,606	1,716,397
International Business Machines Corp.	20,635	2,761,169
Intuit, Inc.	6,164	2,824,283
[a] Keysight Technologies, Inc.	17,256	2,889,517
Mastercard, Inc., Class A	4,342	1,707,709
Microsoft Corp.	8,299	2,826,142
Oracle Corp.	22,989	2,737,760
[a] Synopsys, Inc.	6,442	2,804,911
Texas Instruments, Inc.	16,090	2,896,522
Visa, Inc., Class A	7,183	1,705,819

		47,695,485
Materials 2.7%
Air Products & Chemicals, Inc.	5,049	1,512,327
Ecolab, Inc.	8,089	1,510,135
Linde PLC	3,962	1,509,839

		4,532,301
Real Estate 2.7%
Crown Castle, Inc.	13,286	1,513,807
First Industrial Realty Trust, Inc.	28,518	1,501,187
Public Storage	5,242	1,530,035

		4,545,029
Utilities 2.4%
American Electric Power Co., Inc.	12,174	1,025,051
Duke Energy Corp.	11,316	1,015,498
NextEra Energy, Inc.	13,767	1,021,511
Southern Co.	14,632	1,027,898

		4,089,958

Total Common Stocks (Cost $148,006,246)		167,918,539

Total Investments before Short-Term Investments
(Cost $148,006,246)		167,918,539

		FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Franklin U.S. Low Volatility ETF	Country	Principal Amount*	Value
Short-Term Investments 0.4%
U.S. Government & Agency Securities 0.4%
[b] Federal Home Loan Bank Discount Notes, 7/03/23	United States	$665,000	$665,000
Total Short-Term Investments (Cost $664,823)			665,000
Total Investments (Cost $148,671,069) 99.9%			168,583,539
Other Assets, less Liabilities 0.1%			132,251
Net Assets 100.0%			$168,715,790

*The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]Non-income producing.
[b]The security was issued on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin U.S. Mid Cap Multifactor Index ETF	Shares
Common Stocks 99.8%
Communication Services 2.2%
Electronic Arts, Inc.	15,685	$2,034,344
Omnicom Group, Inc.	22,001	2,093,395
[a] Playtika Holding Corp.	6,915	80,214
World Wrestling Entertainment, Inc., Class A	5,312	576,193
		4,784,146
Consumer Discretionary 17.6%
Advance Auto Parts, Inc.	7,399	520,150
[a] AutoNation, Inc.	3,826	629,798
Bath & Body Works, Inc.	21,998	824,925
Best Buy Co., Inc.	24,601	2,016,052
Brunswick Corp.	6,914	599,029
Carter’s, Inc.	4,383	318,206
Choice Hotels International, Inc.	2,919	343,041
Columbia Sportswear Co.	3,574	276,056
[a] Crocs, Inc.	3,104	349,014
[a] Deckers Outdoor Corp.	1,999	1,054,792
Dick’s Sporting Goods, Inc.	6,720	888,317
[a] Dollar Tree, Inc.	14,886	2,136,141
DR Horton, Inc.	18,727	2,278,889
Gap, Inc.	15,474	138,183
Garmin Ltd.	16,359	1,706,080
Genuine Parts Co.	13,465	2,278,682
[a] Grand Canyon Education, Inc.	1,358	140,159
H&R Block, Inc.	18,317	583,763
Hasbro, Inc.	13,285	860,469
Kohl’s Corp.	9,792	225,706
LKQ Corp.	24,900	1,450,923
Macy’s, Inc.	28,198	452,578
[a] Mister Car Wash, Inc.	3,492	33,698
Murphy USA, Inc.	1,067	331,954
Nordstrom, Inc.	10,900	223,123
[a] NVR, Inc.	142	901,788
Penske Automotive Group, Inc.	2,534	422,240
Polaris, Inc.	6,163	745,291
Pool Corp.	4,062	1,521,788
PulteGroup, Inc.	20,214	1,570,223
Ralph Lauren Corp.	3,934	485,062
[a] Skechers USA, Inc., Class A	12,233	644,190
Tapestry, Inc.	28,357	1,213,680
Tempur Sealy International, Inc.	19,628	786,494
Texas Roadhouse, Inc.	4,268	479,211
Thor Industries, Inc.	4,297	444,739
Tractor Supply Co.	9,548	2,111,063
[a] Ulta Beauty, Inc.	4,685	2,204,737
VF Corp.	29,503	563,212
[a] Victoria’s Secret & Co.	9,760	170,117
Williams-Sonoma, Inc.	8,988	1,124,758
Wingstop, Inc.	1,358	271,817
Yum! Brands, Inc.	13,774	1,908,388
		38,228,526
Consumer Staples 4.6%
Albertsons Cos., Inc., Class A	36,816	803,325
[a] BJ’s Wholesale Club Holdings, Inc.	12,613	794,745
Casey’s General Stores, Inc.	3,227	787,001
Church & Dwight Co., Inc.	21,637	2,168,677
Clorox Co.	12,695	2,019,013
Flowers Foods, Inc.	22,683	564,353

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Kroger Co.	44,179	2,076,413
Lamb Weston Holdings, Inc.	7,275	836,261
		10,049,788
Energy 6.3%
Antero Midstream Corp.	35,548	412,357
APA Corp.	14,841	507,117
Chesapeake Energy Corp.	13,331	1,115,538
Coterra Energy, Inc., Class A	61,149	1,547,070
Devon Energy Corp.	43,507	2,103,128
Diamondback Energy, Inc.	13,490	1,772,046
HF Sinclair Corp.	11,041	492,539
Ovintiv, Inc.	24,957	950,113
PDC Energy, Inc.	8,494	604,263
Phillips 66	21,870	2,085,961
Range Resources Corp.	23,535	691,929
[a] Southwestern Energy Co.	103,389	621,368
Texas Pacific Land Corp.	583	767,519
		13,670,948
Financials 10.8%
Affiliated Managers Group, Inc.	4,286	642,429
Allstate Corp.	18,442	2,010,916
Ally Financial, Inc.	30,701	829,234
Assured Guaranty Ltd.	4,799	267,784
Cincinnati Financial Corp.	16,076	1,564,516
CNA Financial Corp.	2,601	100,451
[a] Credit Acceptance Corp.	682	346,408
Discover Financial Services	19,483	2,276,589
Everest Re Group Ltd.	3,280	1,121,301
First American Financial Corp.	10,773	614,276
Globe Life, Inc.	10,171	1,114,945
Hanover Insurance Group, Inc.	4,006	452,798
Hartford Financial Services Group, Inc.	16,878	1,215,554
Janus Henderson Group PLC	13,260	361,335
Kinsale Capital Group, Inc.	1,067	399,271
Lazard Ltd., Class A	4,947	158,304
MGIC Investment Corp.	31,613	499,169
MSCI, Inc.	3,880	1,820,845
Old Republic International Corp.	13,289	334,484
OneMain Holdings, Inc.	8,186	357,646
Prosperity Bancshares, Inc.	8,572	484,147
Regions Financial Corp.	77,330	1,378,021
Rithm Capital Corp.	27,354	255,760
SEI Investments Co.	13,038	777,326
Synchrony Financial	48,761	1,653,973
T Rowe Price Group, Inc.	10,476	1,173,521
Unum Group	16,425	783,472
Western Union Co.	50,482	592,154
		23,586,629
Health Care 9.5%
[a] Acadia Healthcare Co., Inc.	8,397	668,737
AmerisourceBergen Corp.	7,857	1,511,923
Chemed Corp.	1,369	741,546
Encompass Health Corp.	13,077	885,444
[a] IDEXX Laboratories, Inc.	4,331	2,175,158
[a] Incyte Corp.	19,178	1,193,830
[a] Maravai LifeSciences Holdings, Inc., Class A	8,899	110,615
[a] Mettler-Toledo International, Inc.	1,515	1,987,135
[a] Neurocrine Biosciences, Inc.	10,781	1,016,648
Organon & Co.	26,341	548,156
[a] QIAGEN NV	10,379	467,366
ResMed, Inc.	9,520	2,080,120
Royalty Pharma PLC, Class A	36,997	1,137,288

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Shockwave Medical, Inc.	1,649	470,641
[a] Tenet Healthcare Corp.	8,455	688,068
[a] United Therapeutics Corp.	4,353	960,925
Universal Health Services, Inc., Class B	6,986	1,102,181
Viatris, Inc.	106,553	1,063,399
[a] Waters Corp.	7,122	1,898,298
		20,707,478
Industrials 19.5%
Allegion PLC	9,143	1,097,343
Allison Transmission Holdings, Inc.	10,992	620,608
[a] Builders FirstSource, Inc.	14,790	2,011,440
CH Robinson Worldwide, Inc.	13,082	1,234,287
Cintas Corp.	4,275	2,125,017
Crane NXT Co.	2,522	142,342
Curtiss-Wright Corp.	3,396	623,709
Donaldson Co., Inc.	12,913	807,192
Dover Corp.	14,823	2,188,616
Esab Corp.	4,350	289,449
Expeditors International of Washington, Inc.	17,643	2,137,097
Fastenal Co.	37,202	2,194,546
Ferguson PLC	10,476	1,647,980
Genpact Ltd.	9,215	346,208
Graco, Inc.	17,324	1,495,927
Landstar System, Inc.	4,034	776,706
Lennox International, Inc.	3,493	1,138,962
Lincoln Electric Holdings, Inc.	6,609	1,312,746
ManpowerGroup, Inc.	5,412	429,713
Masco Corp.	18,382	1,054,759
MSC Industrial Direct Co., Inc., Class A	5,578	531,472
Nordson Corp.	5,495	1,363,749
Old Dominion Freight Line, Inc.	6,474	2,393,761
Otis Worldwide Corp.	25,204	2,243,408
Robert Half International, Inc.	10,854	816,438
Rollins, Inc.	27,595	1,181,894
Ryder System, Inc.	4,466	378,672
[a] Saia, Inc.	1,358	464,993
Schneider National, Inc., Class B	6,399	183,779
Snap-on, Inc.	6,575	1,894,849
Toro Co.	10,324	1,049,435
Trane Technologies PLC	12,248	2,342,552
Watsco, Inc.	3,715	1,417,161
WW Grainger, Inc.	3,104	2,447,783
		42,384,593
Information Technology 15.5%
Amdocs Ltd.	12,539	1,239,480
Booz Allen Hamilton Holding Corp.	17,562	1,959,919
CDW Corp.	11,645	2,136,858
[a] Cirrus Logic, Inc.	2,522	204,307
Dolby Laboratories, Inc., Class A	6,246	522,665
[a] F5, Inc.	5,747	840,556
[a] Fair Isaac Corp.	2,453	1,984,992
[a] FleetCor Technologies, Inc.	3,589	901,126
[a] Gartner, Inc.	3,880	1,359,203
Gen Digital, Inc.	54,611	1,013,034
[a] GoDaddy, Inc., Class A	7,178	539,283
Hewlett Packard Enterprise Co.	114,824	1,929,043
HP,Inc.	68,996	2,118,867
[a] HubSpot, Inc.	2,134	1,135,480
Jabil, Inc.	5,820	628,153
Juniper Networks, Inc.	31,670	992,221
[a] Manhattan Associates, Inc.	6,731	1,345,393
Monolithic Power Systems, Inc.	4,062	2,194,414
National Instruments Corp.	13,301	763,478

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

NetApp, Inc.	27,497	2,100,771
Paychex, Inc.	19,145	2,141,751
Paycom Software, Inc.	4,688	1,505,973
Teradyne, Inc.	14,966	1,666,165
[a] VeriSign, Inc.	8,968	2,026,499
Vontier Corp.	16,742	539,260
		33,788,891
Materials 7.5%
Ardagh Metal Packaging SA	9,907	37,250
Avery Dennison Corp.	8,683	1,491,740
CF Industries Holdings, Inc.	19,327	1,341,680
Chemours Co.	11,876	438,106
International Paper Co.	31,889	1,014,389
Louisiana-Pacific Corp.	7,211	540,681
LyondellBasell Industries NV, Class A	23,430	2,151,577
NewMarket Corp.	291	117,017
Nucor Corp.	15,112	2,478,066
Packaging Corp. of America	7,038	930,142
Reliance Steel & Aluminum Co.	6,609	1,794,938
RPM International, Inc.	11,633	1,043,829
Sealed Air Corp.	14,967	598,680
Sonoco Products Co.	10,016	591,144
Steel Dynamics, Inc.	17,127	1,865,644
		16,434,883
Real Estate 4.3%
AvalonBay Communities, Inc.	11,480	2,172,820
Boston Properties, Inc.	7,372	424,554
Camden Property Trust	9,695	1,055,495
EastGroup Properties, Inc.	2,134	370,462
Equity LifeStyle Properties, Inc.	8,827	590,438
Extra Space Storage, Inc.	12,037	1,791,707
Highwoods Properties, Inc.	11,533	275,754
Kilroy Realty Corp.	5,238	157,611
NNN REIT, Inc.	18,311	783,528
STAG Industrial, Inc.	8,730	313,232
VICI Properties, Inc.	45,881	1,442,040
		9,377,641
Utilities 2.0%
American Water Works Co., Inc.	13,920	1,987,080
Consolidated Edison, Inc.	21,466	1,940,526
National Fuel Gas Co.	7,846	402,971
		4,330,577

Total Common Stocks (Cost $206,752,748)		217,344,100

Total Investments (Cost $206,752,748) 99.8%		217,344,100
Other Assets, less Liabilities 0.2%		471,823

Net Assets 100.0%		$217,815,923

[a]Non-income producing.

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

At June 30, 2023, the Fund had the following futures contracts outstanding.
Futures Contracts
Value/Unrealized
			Number of	Notional	Expiration	Appreciation
Description		Type	Contracts	Amount*	Date	(Depreciation)
Index Contracts
S&P MidCap 400 E-Mini		Long	1	$264,410	9/15/23	$6,108
*As of period end.
Selected Portfolio
REIT	– Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin U.S. Small Cap Multifactor Index ETF	Shares	Value
Common Stocks 100.0%
Communication Services 2.7%
[a] AMC Networks, Inc., Class A	960	$11,472
[a] Cargurus, Inc.	1,416	32,044
Cogent Communications Holdings, Inc.	1,380	92,860
[a] IDT Corp., Class B	492	12,718
John Wiley & Sons, Inc., Class A	1,368	46,553
[a] Liberty Latin America Ltd., Class A	1,152	10,080
[a] Ooma, Inc.	708	10,599
[a] Playstudios, Inc.	2,028	9,957
Scholastic Corp.	876	34,068
Shutterstock, Inc.	792	38,547
Spok Holdings, Inc.	324	4,306
TEGNA, Inc.	6,768	109,912
Telephone & Data Systems, Inc.	3,240	26,665
[a] Thryv Holdings, Inc.	780	19,188
[a] Yelp, Inc.	2,508	91,316
[a] ZipRecruiter, Inc., Class A	1,872	33,247
		583,532
Consumer Discretionary 16.3%
[a] 1-800- Flowers.com, Inc., Class A	828	6,458
[a] Abercrombie & Fitch Co., Class A	1,812	68,276
Academy Sports & Outdoors, Inc.	2,316	125,180
Acushnet Holdings Corp.	1,260	68,897
[a] Adtalem Global Education, Inc.	984	33,791
American Eagle Outfitters, Inc.	5,076	59,897
[a] Asbury Automotive Group, Inc.	660	158,677
[b] Big 5 Sporting Goods Corp.	696	6,375
Bloomin’ Brands, Inc.	3,588	96,481
Bluegreen Vacations Holding Corp.	252	8,984
Buckle, Inc.	1,212	41,935
Build-A-Bear Workshop, Inc.	444	9,510
Caleres, Inc.	1,104	26,419
Camping World Holdings, Inc., Class A	1,332	40,093
[a] CarParts.com, Inc.	1,212	5,151
Cato Corp., Class A	516	4,143
Cheesecake Factory, Inc.	1,956	67,638
[a] Chico’s FAS, Inc.	2,868	15,344
[a] Chuy’s Holdings, Inc.	588	24,002
Cracker Barrel Old Country Store, Inc.	948	88,335
[b] Designer Brands, Inc., Class A	792	7,999
[a] Destination XL Group, Inc.	1,860	9,114
Dillard’s, Inc., Class A	156	50,900
[a] Duluth Holdings, Inc., Class B	444	2,788
[a] Duolingo, Inc.	444	63,465
[a] Envela Corp.	132	972
Escalade, Inc.	144	1,922
Ethan Allen Interiors, Inc.	900	25,452
[a] Fiesta Restaurant Group, Inc.	312	2,477
Foot Locker, Inc.	2,328	63,112
Franchise Group, Inc.	708	20,277
[a] Frontdoor, Inc.	2,292	73,115
[a] Genesco, Inc.	432	10,817
[a] G-III Apparel Group Ltd.	1,152	22,199
Group 1 Automotive, Inc.	480	123,888
Guess?, Inc.	864	16,805
Haverty Furniture Cos., Inc.	612	18,495
[a] Helen of Troy Ltd.	684	73,886
Hibbett, Inc.	444	16,113
Hooker Furnishings Corp.	156	2,911

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Installed Building Products, Inc.	756	105,961
[a] J Jill, Inc.	72	1,543
Jack in the Box, Inc.	516	50,325
[a] JAKKS Pacific, Inc.	108	2,157
Johnson Outdoors, Inc., Class A	180	11,061
Kontoor Brands, Inc.	2,040	85,884
La-Z-Boy, Inc.	1,488	42,616
LCI Industries	780	98,561
[a] Lincoln Educational Services Corp.	372	2,507
[a] Lovesac Co.	420	11,319
[a] M/I Homes, Inc.	408	35,574
[a] Malibu Boats, Inc., Class A	612	35,900
Marine Products Corp.	336	5,665
[a] MarineMax, Inc.	636	21,726
[a] MasterCraft Boat Holdings, Inc.	552	16,919
MDC Holdings, Inc.	1,596	74,645
[a] Modine Manufacturing Co.	1,140	37,643
Monarch Casino & Resort, Inc.	396	27,898
Monro, Inc.	924	37,542
Movado Group, Inc.	588	15,776
Nathan’s Famous, Inc.	48	3,770
[a] National Vision Holdings, Inc.	2,208	53,632
[a] ODP Corp.	1,236	57,869
[a] ONE Group Hospitality, Inc.	684	5,007
[a] OneWater Marine, Inc., Class A	336	12,177
Oxford Industries, Inc.	564	55,509
Papa John’s International, Inc.	996	73,535
Patrick Industries, Inc.	588	47,040
[a] Perdoceo Education Corp.	2,580	31,657
PetMed Express, Inc.	660	9,101
[a] Portillo’s, Inc., Class A	984	22,170
[a] Potbelly Corp.	492	4,320
[a] Revolve Group, Inc.	1,368	22,435
Rocky Brands, Inc.	180	3,780
[a] Sally Beauty Holdings, Inc.	4,212	52,018
Shoe Carnival, Inc.	552	12,961
Signet Jewelers Ltd.	1,488	97,107
Smith & Wesson Brands, Inc.	1,644	21,438
Sonic Automotive, Inc., Class A	600	28,602
[a] Sonos, Inc.	3,528	57,612
[a] Sportsman’s Warehouse Holdings, Inc.	1,536	8,755
Standard Motor Products, Inc.	732	27,465
Steven Madden Ltd.	2,616	85,517
Strategic Education, Inc.	768	52,101
[a] Stride, Inc.	1,344	50,037
Sturm Ruger & Co., Inc.	612	32,412
[a] Target Hospitality Corp.	468	6,281
[a] Tile Shop Holdings, Inc.	888	4,920
[a] Torrid Holdings, Inc.	240	674
[a] United Homes Group, Inc.	96	1,071
[a] Universal Technical Institute, Inc.	924	6,385
Upbound Group, Inc.	2,004	62,384
Weyco Group, Inc.	204	5,445
Winmark Corp.	108	35,907
Winnebago Industries, Inc.	432	28,810
Wolverine World Wide, Inc.	2,412	35,432
[a] XPEL, Inc.	660	55,585
		3,454,436
Consumer Staples 7.5%
[a] BellRing Brands, Inc.	3,660	133,956
Cal-Maine Foods, Inc.	948	42,660
[a] Central Garden & Pet Co.	288	11,166
[a] Central Garden & Pet Co., Class A	1,200	43,752
Coca-Cola Consolidated, Inc.	173	110,031

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Edgewell Personal Care Co.	1,380	57,008
[a] elf Beauty, Inc.	1,416	161,750
Ingles Markets, Inc., Class A	516	42,647
Inter Parfums, Inc.	684	92,497
J & J Snack Foods Corp.	324	51,309
John B Sanfilippo & Son, Inc.	300	35,181
Lancaster Colony Corp.	588	118,241
Medifast, Inc.	444	40,919
[a] National Beverage Corp.	888	42,935
Natural Grocers by Vitamin Cottage, Inc., Class C	329	4,033
[a] Nature’s Sunshine Products, Inc.	204	2,785
Nu Skin Enterprises, Inc., Class A	1,920	63,744
Oil-Dri Corp. of America	84	4,955
PriceSmart, Inc.	780	57,767
SpartanNash Co.	1,284	28,903
[a] Sprouts Farmers Market, Inc.	3,672	134,872
[a] United Natural Foods, Inc.	1,632	31,906
Universal Corp.	804	40,152
[a] USANA Health Sciences, Inc.	408	25,720
Vector Group Ltd.	4,836	61,949
Village Super Market, Inc., Class A	348	7,941
WD-40 Co.	504	95,080
Weis Markets, Inc.	624	40,067
		1,583,926
Energy 4.4%
Arch Resources, Inc.	480	54,125
Ardmore Shipping Corp.	708	8,744
Berry Corp.	1,140	7,843
California Resources Corp.	2,244	101,631
Chord Energy Corp.	1,236	190,097
Civitas Resources, Inc.	1,152	79,914
Comstock Resources, Inc.	2,244	26,030
CONSOL Energy, Inc.	1,296	87,882
Crescent Energy Co., Class A	912	9,503
CVR Energy, Inc.	720	21,571
Evolution Petroleum Corp.	552	4,455
Granite Ridge Resources, Inc.	480	3,182
[a] Gulfport Energy Corp.	156	16,391
International Seaways, Inc.	588	22,485
Magnolia Oil & Gas Corp., Class A	5,004	104,584
Northern Oil & Gas, Inc.	1,140	39,125
Peabody Energy Corp.	3,036	65,760
[a] ProFrac Holding Corp., Class A	384	4,285
Riley Exploration Permian, Inc.	156	5,572
Scorpio Tankers, Inc.	768	36,273
SFL Corp. Ltd.	3,480	32,468
[a] SilverBow Resources, Inc.	432	12,580
VAALCO Energy, Inc.	2,784	10,468
		944,968
Financials 8.6%
1st Source Corp.	528	22,139
[a] Ambac Financial Group, Inc.	744	10,594
Arrow Financial Corp.	432	8,700
Associated Banc-Corp.	4,668	75,762
Banco Latinoamericano de Comercio Exterior SA, Class E	960	21,178
Bank of Marin Bancorp	228	4,029
Blackstone Mortgage Trust, Inc., Class A	5,604	116,619
Brookline Bancorp, Inc.	2,424	21,186
Cass Information Systems, Inc.	312	12,099
Chemung Financial Corp.	48	1,844
City Holding Co.	420	37,796
[a] Consumer Portfolio Services, Inc.	240	2,801
CVB Financial Corp.	3,624	48,127

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Donegal Group, Inc., Class A	492	7,100
[a] Donnelley Financial Solutions, Inc.	756	34,421
Dynex Capital, Inc.	1,296	16,317
Eagle Bancorp, Inc.	480	10,157
Enact Holdings, Inc.	900	22,617
[a] Enova International, Inc.	456	24,223
ESSA Bancorp, Inc.	132	1,973
Essent Group Ltd.	3,180	148,824
EVERTEC, Inc.	1,848	68,062
Farmers & Merchants Bancorp, Inc.	204	4,592
Farmers National Banc Corp.	996	12,320
Financial Institutions, Inc.	384	6,044
First Business Financial Services, Inc.	216	6,370
First Foundation, Inc.	1,032	4,097
First Merchants Corp.	1,644	46,410
First of Long Island Corp.	768	9,231
FirstCash Holdings, Inc.	552	51,518
Flushing Financial Corp.	480	5,899
[a] Genworth Financial, Inc., Class A	14,844	74,220
German American Bancorp, Inc.	828	22,505
Guaranty Bancshares, Inc.	276	7,474
Home Bancorp, Inc.	108	3,587
Home BancShares, Inc.	2,760	62,928
Hope Bancorp, Inc.	3,204	26,978
[a] International Money Express, Inc.	1,188	29,142
Investors Title Co.	36	5,256
Jackson Financial, Inc., Class A	2,376	72,729
KKR Real Estate Finance Trust, Inc.	948	11,537
Lakeland Bancorp, Inc.	1,980	26,512
Macatawa Bank Corp.	696	6,459
Mercury General Corp.	684	20,705
[a] Mr Cooper Group, Inc.	1,836	92,975
National Western Life Group, Inc., Class A	84	34,907
NBT Bancorp, Inc.	1,368	43,571
[a] NerdWallet, Inc., Class A	1,044	9,824
Nexpoint Real Estate Finance, Inc.	168	2,619
[a] NMI Holdings, Inc., Class A	1,488	38,420
Northeast Community Bancorp, Inc.	204	3,035
Northfield Bancorp, Inc.	1,392	15,284
Northwest Bancshares, Inc.	3,840	40,704
OceanFirst Financial Corp.	1,572	24,555
[b] PacWest Bancorp	1,884	15,355
Parke Bancorp, Inc.	300	5,097
Penns Woods Bancorp, Inc.	96	2,403
Peoples Bancorp, Inc.	936	24,851
Peoples Financial Services Corp.	204	8,933
Preferred Bank	204	11,218
Regional Management Corp.	156	4,758
Selective Insurance Group, Inc.	876	84,052
Silvercrest Asset Management Group, Inc., Class A	204	4,131
Southern Missouri Bancorp, Inc.	252	9,689
Summit Financial Group, Inc.	180	3,719
Tompkins Financial Corp.	432	24,062
TPG RE Finance Trust, Inc.	2,364	17,517
TrustCo Bank Corp. NY	564	16,136
Victory Capital Holdings, Inc., Class A	720	22,709
West BanCorp, Inc.	516	9,500
[a] World Acceptance Corp.	132	17,689
		1,820,794
Health Care 9.4%
[a] ACADIA Pharmaceuticals, Inc.	1,992	47,708
[a] Alkermes PLC	4,500	140,850
[a] AMN Healthcare Services, Inc.	1,548	168,918
[a] Amphastar Pharmaceuticals, Inc.	552	31,723

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Assertio Holdings, Inc.	876	4,748
[a] AtriCure, Inc.	1,392	68,709
Atrion Corp.	36	20,365
[a] Axogen, Inc.	600	5,478
[a] Catalyst Pharmaceuticals, Inc.	3,084	41,449
[a] Community Health Systems, Inc.	4,428	19,483
CONMED Corp.	900	122,301
[a] Corcept Therapeutics, Inc.	2,856	63,546
[a] CorVel Corp.	276	53,406
[a] Cross Country Healthcare, Inc.	1,200	33,696
[a] Eagle Pharmaceuticals, Inc.	348	6,765
Embecta Corp.	1,968	42,509
[a] Figs, Inc., Class A	3,972	32,848
[a] Harmony Biosciences Holdings, Inc.	504	17,736
[a] Harvard Bioscience, Inc.	636	3,492
[a] Hims & Hers Health, Inc.	2,112	19,853
[a] Inari Medical, Inc.	1,308	76,047
[a] InfuSystem Holdings, Inc.	300	2,889
[a] Inmode Ltd.	1,356	50,647
[a] Innoviva, Inc.	2,316	29,483
[a] Intercept Pharmaceuticals, Inc.	696	7,698
iRadimed Corp.	264	12,603
[a] Ironwood Pharmaceuticals, Inc.	4,548	48,391
[a] Joint Corp.	444	5,994
[a] Kiniksa Pharmaceuticals Ltd., Class A	516	7,265
LeMaitre Vascular, Inc.	588	39,561
[a] Merit Medical Systems, Inc.	1,644	137,504
[a] MiMedx Group, Inc.	3,144	20,782
National HealthCare Corp.	420	25,964
National Research Corp.	528	22,973
[a] Neogen Corp.	6,048	131,544
[a] Nevro Corp.	780	19,828
[a] NextGen Healthcare, Inc.	1,380	22,384
[a] Organogenesis Holdings, Inc.	1,908	6,334
[a] Orthofix Medical, Inc.	792	14,303
Patterson Cos., Inc.	3,060	101,776
[a] Pediatrix Medical Group, Inc.	3,156	44,847
Phibro Animal Health Corp., Class A	696	9,535
[a] Prestige Consumer Healthcare, Inc.	1,584	94,137
[a] Quipt Home Medical Corp.	624	3,332
[a] Semler Scientific, Inc.	96	2,519
SIGA Technologies, Inc.	1,452	7,333
[a] Tactile Systems Technology, Inc.	660	16,454
[a] Treace Medical Concepts, Inc.	1,140	29,161
[a] UFP Technologies, Inc.	156	30,241
[a] Vanda Pharmaceuticals, Inc.	1,728	11,387
[a] Viemed Healthcare, Inc.	552	5,399
[a,b] Zynex, Inc.	732	7,020
		1,990,918
Industrials 23.9%
ACCO Brands Corp.	2,868	14,942
Alamo Group, Inc.	312	57,380
Allied Motion Technologies, Inc.	456	18,213
Applied Industrial Technologies, Inc.	1,392	201,603
[a] Atkore, Inc.	1,248	194,613
Barnes Group, Inc.	1,020	43,034
Barrett Business Services, Inc.	192	16,742
[a] BlueLinx Holdings, Inc.	276	25,883
Boise Cascade Co.	1,284	116,009
[a] Bowman Consulting Group Ltd.	156	4,973
Brink’s Co.	1,368	92,791
[a] Casella Waste Systems, Inc., Class A	1,404	126,992
[a] Cimpress PLC	576	34,261
Comfort Systems USA, Inc.	1,044	171,425

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

CompX International, Inc.	52	1,134
[a] Concrete Pumping Holdings, Inc.	552	4,433
Costamare, Inc.	1,548	14,969
Covenant Logistics Group, Inc.	384	16,831
CRA International, Inc.	204	20,808
CSG Systems International, Inc.	1,056	55,693
CSW Industrials, Inc.	444	73,788
[a] Daseke, Inc.	1,212	8,642
Deluxe Corp.	1,476	25,801
[a] Distribution Solutions Group, Inc.	144	7,497
[a] DXP Enterprises, Inc.	456	16,603
Eagle Bulk Shipping, Inc.	384	18,447
Encore Wire Corp.	504	93,709
Ennis, Inc.	912	18,587
ESCO Technologies, Inc.	624	64,665
Exponent, Inc.	1,728	161,257
Forward Air Corp.	900	95,499
[a] Franklin Covey Co.	384	16,773
Franklin Electric Co., Inc.	1,536	158,054
FTAI Aviation Ltd.	1,512	47,870
[a] GEO Group, Inc.	3,228	23,113
Global Industrial Co.	504	13,996
[a] GMS, Inc.	1,404	97,157
Gorman-Rupp Co.	588	16,952
H&E Equipment Services, Inc.	936	42,822
Healthcare Services Group, Inc.	2,304	34,399
Heartland Express, Inc.	1,644	26,978
Heidrick & Struggles International, Inc.	816	21,600
[a] Heritage-Crystal Clean, Inc.	636	24,034
Hillenbrand, Inc.	2,004	102,765
HNI Corp.	1,616	45,539
[a] Hudson Technologies, Inc.	1,248	12,006
[a] IBEX Holdings Ltd.	324	6,879
ICF International, Inc.	624	77,619
[a] IES Holdings, Inc.	132	7,508
Insperity, Inc.	1,152	137,042
Kadant, Inc.	360	79,956
Karat Packaging, Inc.	132	2,409
Kelly Services, Inc., Class A	1,056	18,596
Kforce, Inc.	768	48,123
Korn Ferry	1,896	93,928
[a] Legalzoom.com, Inc.	3,252	39,284
[a] Liquidity Services, Inc.	780	12,870
LSI Industries, Inc.	420	5,275
Luxfer Holdings PLC	816	11,612
Marten Transport Ltd.	1,932	41,538
[a] Masterbrand, Inc.	1,944	22,609
Matson, Inc.	1,140	88,612
Matthews International Corp., Class A	780	33,244
McGrath RentCorp	744	68,805
Miller Industries, Inc.	324	11,492
MillerKnoll, Inc.	2,328	34,408
[a] Mistras Group, Inc.	324	2,501
Moog, Inc., Class A	408	44,239
Mueller Industries, Inc.	1,740	151,867
Mueller Water Products, Inc., Class A	4,416	71,672
National Presto Industries, Inc.	144	10,541
NL Industries, Inc.	276	1,526
[a] NV5 Global, Inc.	408	45,194
Omega Flex, Inc.	132	13,699
[a] PAM Transportation Services, Inc.	228	6,104
[a] Performant Financial Corp.	1,272	3,434
[a] PGT Innovations, Inc.	972	28,334
Pitney Bowes, Inc.	4,188	14,826
Preformed Line Products Co.	84	13,112

	FRANKLIN TEMPLETON ETF TRUST
	SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Radiant Logistics, Inc.	1,212	8,145
Resources Connection, Inc.	1,320	20,737
Rush Enterprises, Inc., Class A	1,248	75,804
Rush Enterprises, Inc., Class B	204	13,884
Safe Bulkers, Inc.	2,028	6,611
Simpson Manufacturing Co., Inc.	1,392	192,792
Standex International Corp.	372	52,627
Steelcase, Inc., Class A	2,676	20,632
Tennant Co.	672	54,506
[a] Titan Machinery, Inc.	624	18,408
[a] Transcat, Inc.	204	17,403
[a] TriNet Group, Inc.	552	52,423
Triton International Ltd.	1,776	147,870
[a] TrueBlue, Inc.	864	15,301
[a] U.S. Xpress Enterprises, Inc., Class A	462	2,837
UFP Industries, Inc.	1,872	181,678
UniFirst Corp.	432	66,964
Universal Logistics Holdings, Inc.	264	7,606
Veritiv Corp.	420	52,756
Wabash National Corp.	696	17,845
Watts Water Technologies, Inc., Class A	984	180,790
Werner Enterprises, Inc.	2,568	113,454
		5,071,213
Information Technology 14.2%
A10 Networks, Inc.	2,664	38,868
American Software, Inc., Class A	960	10,090
[a] Appfolio, Inc., Class A	600	103,284
[a] Aviat Networks, Inc.	288	9,611
[a] Avid Technology, Inc.	1,068	27,234
[a] Axcelis Technologies, Inc.	528	96,798
Badger Meter, Inc.	972	143,428
Belden, Inc.	972	92,972
[a] Blackbaud, Inc.	1,272	90,541
[a] Box, Inc., Class A	2,376	69,807
[a] Calix, Inc.	1,620	80,854
[a] Cambium Networks Corp.	324	4,931
Climb Global Solutions, Inc.	60	2,872
[a] CommVault Systems, Inc.	1,620	117,644
[a] CompoSecure, Inc.	228	1,564
[a] Consensus Cloud Solutions, Inc.	588	18,228
[a] CPI Card Group, Inc.	60	1,395
[a] eGain Corp.	552	4,134
[a] Enfusion, Inc., Class A	792	8,886
[a] ePlus, Inc.	828	46,616
[a] Extreme Networks, Inc.	4,116	107,222
[a] ForgeRock, Inc., Class A	720	14,789
Hackett Group, Inc.	840	18,774
[a] Harmonic, Inc.	2,448	39,584
Immersion Corp.	456	3,228
Information Services Group, Inc.	1,068	5,724
[a] Insight Enterprises, Inc.	960	140,486
InterDigital, Inc.	396	38,234
[a] inTEST Corp.	180	4,727
Kulicke & Soffa Industries, Inc.	1,836	109,150
Napco Security Technologies, Inc.	1,032	35,759
[a] NetScout Systems, Inc.	1,908	59,053
[a] Novanta, Inc.	1,188	218,711
NVE Corp.	96	9,354
[a] OneSpan, Inc.	1,200	17,808
[a] OSI Systems, Inc.	564	66,456
PC Connection, Inc.	348	15,695
Power Integrations, Inc.	1,812	171,542
Progress Software Corp.	1,476	85,756
[a] PROS Holdings, Inc.	660	20,328

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

[a] Qualys, Inc.	1,380	178,255
[a] Rambus, Inc.	2,556	164,018
Richardson Electronics Ltd.	180	2,970
[a] Rimini Street, Inc.	1,848	8,852
Sapiens International Corp. NV	468	12,449
[a] SPS Commerce, Inc.	1,236	237,386
[a] Squarespace, Inc., Class A	1,248	39,362
Vishay Intertechnology, Inc.	3,984	117,130
[a] Vishay Precision Group, Inc.	348	12,928
[a] Workiva, Inc.	744	75,635
[a] Yext, Inc.	1,860	21,037
		3,022,159
Materials 3.1%
Alpha Metallurgical Resources, Inc.	192	31,557
[b] Caledonia Mining Corp. PLC	252	2,928
Chase Corp.	120	14,546
Commercial Metals Co.	3,396	178,833
[a] Core Molding Technologies, Inc.	108	2,457
Greif, Inc., Class A	888	61,174
Greif, Inc., Class B	192	14,832
Innospec, Inc.	672	67,496
Kronos Worldwide, Inc.	636	5,552
Myers Industries, Inc.	1,200	23,316
Olympic Steel, Inc.	276	13,524
Ramaco Resources, Inc., Class A	648	5,469
[a] Ramaco Resources, Inc., Class B	96	1,019
Ryerson Holding Corp.	624	27,069
Sensient Technologies Corp.	1,260	89,624
SunCoke Energy, Inc.	2,364	18,605
Sylvamo Corp.	864	34,949
Tredegar Corp.	744	4,963
Warrior Met Coal, Inc.	1,392	54,218
		652,131
Real Estate 4.2%
American Assets Trust, Inc.	1,440	27,648
Broadstone Net Lease, Inc.	5,412	83,561
CareTrust REIT, Inc.	3,444	68,398
City Office REIT, Inc.	1,152	6,417
Community Healthcare Trust, Inc.	756	24,963
Corporate Office Properties Trust	3,576	84,930
Douglas Elliman, Inc.	0	1
[a] Forestar Group, Inc.	264	5,953
Four Corners Property Trust, Inc.	2,448	62,179
Hudson Pacific Properties, Inc.	2,244	9,470
Innovative Industrial Properties, Inc.	420	30,664
LTC Properties, Inc.	1,140	37,643
LXP Industrial Trust	8,268	80,613
Marcus & Millichap, Inc.	756	23,822
Necessity Retail REIT, Inc.	3,828	25,877
Orion Office REIT, Inc.	900	5,949
Piedmont Office Realty Trust, Inc., Class A	2,160	15,703
PotlatchDeltic Corp.	2,352	124,303
RE/MAX Holdings, Inc., Class A	684	13,174
Retail Opportunity Investments Corp.	2,628	35,504
RMR Group, Inc., Class A	528	12,234
Tanger Factory Outlet Centers, Inc.	3,372	74,420
[a] Transcontinental Realty Investors, Inc.	36	1,319
Universal Health Realty Income Trust	228	10,848
Urstadt Biddle Properties, Inc., Class A	900	19,134
Whitestone REIT	1,464	14,201
		898,928

	FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Utilities 5.7%
American States Water Co.	1,296	112,752
Artesian Resources Corp., Class A	240	11,333
Avista Corp.	2,400	94,248
Brookfield Infrastructure Corp., Class A	2,448	111,580
California Water Service Group	1,920	99,130
Genie Energy Ltd., Class B	360	5,090
Global Water Resources, Inc.	368	4,666
MGE Energy, Inc.	1,128	89,236
Northwest Natural Holding Co.	1,056	45,461
NorthWestern Corp.	1,776	100,806
Otter Tail Corp.	1,176	92,857
PNM Resources, Inc.	2,748	123,935
SJW Group	912	63,940
Southwest Gas Holdings, Inc.	2,124	135,193
Spire, Inc.	1,308	82,979
Unitil Corp.	492	24,949
York Water Co.	456	18,819
		1,216,974

Total Common Stocks (Cost $20,139,292)		21,239,979

Total Investments before Short-Term Investments
(Cost $20,139,292)		21,239,979

Short-Term Investments 0.1%
Investments from Cash Collateral Received for Loaned Securities 0.1%
Money Market Funds 0.1%
[c,d] Institutional Fiduciary Trust - Money Market Portfolio, 4.81%	$25,595	25,595

Total Short-Term Investments (Cost $25,595)		25,595

Total Investments (Cost $20,164,887) 100.1%		21,265,574
Other Assets, less Liabilities (0.1)%		(15,891)

Net Assets 100.0%		$21,249,683

aNon-income producing.
bA portion or all of the security is on loan at June 30, 2023.
cThe rate shown is the annualized seven-day effective yield at period end.
dSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

REIT – Real Estate Investment Trust

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Franklin U.S. Treasury Bond ETF	Country	Principal Amount*
U.S. Government & Agency Securities 99.5%
U.S. Treasury Bonds,
1.875%, 11/15/51	United States	44,860,000	$29,632,133
3.00%, 5/15/42	United States	20,024,000	17,223,769
3.125%, 11/15/41	United States	17,000,000	14,979,922
3.125%, 8/15/44	United States	14,961,000	12,954,122
3.625%, 2/15/44	United States	6,380,000	5,981,001
[a] U.S. Treasury Floating Rate Notes, 5.449%, 1/31/25	United States	10,000,000	10,017,860
U.S. Treasury Inflation-Indexed Notes,
0.125%, 1/15/32	United States	1,641,285	1,445,676
0.50%, 1/15/28	United States	9,277,709	8,680,870
U.S. Treasury Notes,
0.25%, 7/31/25	United States	30,983,000	28,199,976
0.375%, 1/31/26	United States	15,900,000	14,278,635
0.375%, 9/30/27	United States	16,151,000	13,748,854
0.50%, 6/30/27	United States	19,675,000	16,966,997
0.625%, 12/31/27	United States	11,300,000	9,658,189
0.625%, 8/15/30	United States	18,450,000	14,703,064
0.75%, 5/31/26	United States	37,590,000	33,773,000
0.75%, 8/31/26	United States	3,395,000	3,028,512
0.75%, 1/31/28	United States	10,000,000	8,579,883
1.125%, 2/29/28	United States	10,553,000	9,199,042
1.125%, 2/15/31	United States	10,875,000	8,945,962
1.25%, 8/31/24	United States	2,670,000	2,547,190
1.25%, 8/15/31	United States	5,900,000	4,843,416
1.375%, 11/15/31	United States	10,330,000	8,520,434
1.50%, 9/30/24	United States	41,530,000	39,633,572
1.50%, 11/30/24	United States	14,631,000	13,894,306
1.625%, 8/15/29	United States	7,100,000	6,193,363
1.75%, 7/31/24	United States	7,080,000	6,811,458
1.875%, 7/31/26	United States	6,500,000	6,019,229
1.875%, 2/15/32	United States	13,184,000	11,295,752
2.125%, 9/30/24	United States	9,390,000	9,031,456
2.25%, 10/31/24	United States	10,600,000	10,189,250
2.375%, 5/15/27	United States	11,000,000	10,245,469
2.75%, 5/31/29	United States	8,180,000	7,617,305
2.875%, 8/15/28	United States	11,784,000	11,103,198
2.875%, 4/30/29	United States	13,250,000	12,428,086
3.25%, 6/30/29	United States	9,350,000	8,947,512
4.125%, 11/15/32	United States	6,770,000	6,919,152

Total U.S. Government & Agency Securities
(Cost $453,697,929)			438,237,615

Total Investments before Short-Term Investments
(Cost $453,697,929)			438,237,615

Short-Term Investments 0.1%
Money Market Funds 0.1%
United States 0.1%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 4.81%	United States	567,002	567,002

Total Short-Term Investments (Cost $567,002)			567,002

Total Investments (Cost $454,264,931) 99.6%			438,804,617
Other Assets, less Liabilities 0.4%			1,709,482

Net Assets 100.0%			$440,514,099

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aVariable rate security. The rate shown represents the yield at period end.
bThe rate shown is the annualized seven-day effective yield at period end.
cSee Note 3(c) regarding investments in affiliated management investment companies.

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

		Principal
Franklin Ultra Short Bond ETF	Country	Amount*
Corporate Bonds & Notes 73.7%
Auto Manufacturers 4.1%
General Motors Financial Co., Inc., 1.70%, 8/18/23	United States	100,000	$99,486
Banks 26.2%
Bank of America Corp., 5.751%, 4/22/25	United States	150,000	149,871
JPMorgan Chase & Co., 6.163% to , FRN thereafter, 7/23/24	United States	150,000	150,092
Toronto-Dominion Bank, 4.285%, 9/13/24	Canada	100,000	98,239
Truist Financial Corp., 5.49%, 6/09/25	United States	100,000	96,821
Westpac Banking Corp., 6.194% to , FRN thereafter, 2/26/24	Australia	150,000	150,320
			645,343
Biotechnology 2.0%
Royalty Pharma PLC, 0.75%, 9/02/23	United States	50,000	49,544
Chemicals 1.1%
LYB International Finance BV, 4.00%, 7/15/23	Netherlands	28,000	27,962
Electric Utilities 2.0%
[a] Vistra Operations Co. LLC, 3.55%, 7/15/24	United States	50,000	48,303
Entertainment 2.0%
Warnermedia Holdings, Inc., 3.428%, 3/15/24	United States	50,000	49,104
Financial Services 6.1%
American Express Co., 6.052%, 8/03/23	United States	150,000	150,000
Healthcare-Products 4.0%
Thermo Fisher Scientific, Inc., 0.797%, 10/18/23	United States	100,000	98,705
Insurance 8.0%
[a] Brighthouse Financial Global Funding, secured note, 1.20%, 12/15/23	United States	100,000	97,734
[a] Pacific Life Global Funding II, 5.892%, 3/30/25	United States	100,000	99,895
			197,629
Miscellaneous Manufacturing 4.0%
Parker-Hannifin Corp., 3.65%, 6/15/24	United States	100,000	98,018
Pipelines 2.0%
[a] Kinder Morgan, Inc., 5.625%, 11/15/23	United States	50,000	49,975
Retail 2.0%
Walgreens Boots Alliance, Inc., 0.95%, 11/17/23	United States	50,000	49,250
Telecommunications 10.2%
AT&T, Inc., 6.72%, 6/12/24	United States	100,000	100,884
Verizon Communications, Inc., 6.421% to , FRN, 5/15/25	United States	150,000	151,289
			252,173
Total Corporate Bonds & Notes (Cost $1,828,352)			1,815,492

Asset-Backed Securities 8.1%
Citibank Credit Card Issuance Trust, Series 2017-A5, Class A5, 5.774%, 4/22/26	United States	100,000	100,190
Discover Card Execution Note Trust, Series 2017-A5, Class A5, 5.793%, 12/15/26	United States	100,000	100,050
Total Asset-Backed Securities (Cost $200,921)			200,240
Total Investments before Short-Term Investments (Cost $2,029,273)			2,015,732

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Short-Term Investments 17.6%
Money Market Funds 17.6%
United States 17.6%
[b,c] Institutional Fiduciary Trust - Money Market Portfolio, 4.81%	United States	431,866	431,866
Total Short-Term Investments (Cost $431,866)			431,866

Total Investments (Cost $2,461,139) 99.4%			2,447,598
Other Assets, less Liabilities 0.6%			15,891
Net Assets 100.0%			$2,463,489

*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $295,907, representing 12.0% of net assets.
bThe rate shown is the annualized seven-day effective yield at period end.
cSee Note 3 regarding investments in affiliated management investment companies.

Abbreviations

Selected Portfolio

FRN – Floating Rate Note

FRANKLIN TEMPLETON ETF TRUST

Schedule of Investments, June 30, 2023 (unaudited)

Martin Currie Sustainable International Equity ETF	Country	Shares
Common Stocks 98.7%
Automobiles 5.6%
Ferrari NV	Italy	5,642	$1,843,549
Beverages 3.0%
Pernod Ricard SA	France	4,543	1,003,178
Biotechnology 3.8%
CSL Ltd.	Australia	6,885	1,271,233
Building Products 8.2%
Assa Abloy AB, Class B	Sweden	59,393	1,424,161
Kingspan Group PLC	Ireland	19,556	1,299,338
			2,723,499
Chemicals 9.5%
Croda International PLC	United Kingdom	16,663	1,191,841
Linde PLC	United States	5,139	1,958,370
			3,150,211
Electronic Equipment, Instruments & Components 5.6%
Hexagon AB, Class B	Sweden	151,305	1,859,567
Financial Services 3.3%
[a,b] Adyen NV	Netherlands	634	1,096,889
Health Care Equipment & Supplies 9.5%
Coloplast AS, Class B	Denmark	10,536	1,317,145
ResMed, Inc., CDI	United States	84,406	1,843,425
			3,160,570
Insurance 3.9%
AIA Group Ltd.	Hong Kong	126,672	1,278,584
Life Sciences Tools & Services 8.5%
[b] Mettler-Toledo International, Inc.	United States	1,338	1,754,974
[b] Oxford Nanopore Technologies PLC	United Kingdom	142,819	387,114
[a,b] Wuxi Biologics Cayman, Inc.	China	137,040	656,643
			2,798,731
Machinery 5.4%
Atlas Copco AB, Class A	Sweden	124,522	1,791,518
Personal Products 5.4%
L’Oreal SA	France	3,850	1,793,970
Semiconductors & Semiconductor Equipment 11.3%
ASML Holding NV	Netherlands	4,074	2,946,860
BE Semiconductor Industries NV	Netherlands	7,258	786,305
			3,733,165
Software 6.8%
Dassault Systemes SE	France	37,246	1,650,813
Nemetschek SE	Germany	7,957	595,870
			2,246,683

FRANKLIN TEMPLETON ETF TRUST
SCHEDULE OF INVESTMENTS, June 30, 2023 (unaudited) (continued)

Textiles, Apparel & Luxury Goods 8.9%
Kering SA	France	2,060	1,136,316
Moncler SpA	Italy	25,962	1,794,077
			2,930,393
Total Common Stocks (Cost $33,202,172)			32,681,740
Total Investments (Cost $33,202,172) 98.7%			32,681,740
Other Assets, less Liabilities 1.3%			428,385
Net Assets 100.0%			$33,110,125

aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the value of was $1,753,532, representing 5.3% of net assets.
bNon-income producing.

Selected Portfolio

CDI – Clearing House Electronic Subregister
System Depositary Interest
SPA – Standby Purchase Agreement

Franklin Templeton ETF Trust

Notes to Schedules of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of forty-nine separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Systematic
Style Premia ETF’s Schedule of Investments have been consolidated and include the accounts of the Fund, Franklin
Systematic Style Premia ETF, and the FLSP Holdings Corporation (Cayman Blocker). All intercompany transactions and Franklin Systematic Style Premia ETF’s investments in their FLSP Holdings Corporation (Cayman Blocker) are limited to 25% of consolidated assets. Each of the Funds are an exchange traded fund (ETF). The Funds seek to provide the investment results that closely correspond, before fees and expenses, to the performance of each Fund’s corresponding underlying index, with the exception of Franklin High Yield Corporate ETF, Franklin Dynamic Municipal
Bond ETF, Franklin International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF, Franklin Municipal
Green Bond ETF, Franklin Senior Loan ETF, Franklin Systematic Style Premia ETF, Franklin U.S. Core Bond ETF,
Franklin U.S. Low Volatility ETF, Franklin U.S. Treasury Bond ETF, Franklin Disruptive Commerce ETF, Franklin
Genomic Advancements ETF, Franklin Intelligent Machines ETF, Franklin Ultra Short Bond ETF and Franklin Income
Focus ETF which are actively managed, thus they are not designed to track an index. Effective June 6, 2023, the Trust began offering shares of Franklin Income Focus ETF. Each of the Funds are an exchange traded fund (ETF) and are actively managed, thus they are not designed to track an index.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the
New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the
Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC).

The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the day that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. London time on the date that the values of the foreign debt securities are determined, for all funds except the Franklin High Yield Corporate ETF, Franklin

International Aggregate Bond ETF, Franklin Investment Grade Corporate ETF , Franklin Senior Loan ETF and Franklin
U.S. Treasury Bond ETF which uses the foreign exchange rate in effect at 4 p.m. Eastern time.

Investments in open-end mutual funds are valued at the closing NAV.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value.
Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.
Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Occasionally, events occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. The VC monitors price movements for significant events following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary
Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
June 30, 2023, investments in affiliated management investment companies were as follows:

Number
					Net Change in		of Shares
	Value at				Unrealized	Value at	Held at
	Beginning			Realized	Appreciation	End of	End of	Investment
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	Period	Income

Franklin Exponential
Data ETF Non-Controlled								Dividend
Affiliates								Income

Institutional Fiduciary
Trust - Money Market
Portfolio, 4.81%	$38,455	$199,836	$(2,999)	$—	$—	$235,292	235,292	$ —

Number
					Net Change in		of Shares
	Value at				Unrealized	Value at	Held at
	Beginning			Realized	Appreciation	End of	End of	Investment
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	Period	Income

Franklin FTSE Asia ex								Income
Japan ETF Non-Controlled								from
Affiliates								Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$—	$—	$—	$—	$—	$—	—	$10

Franklin FTSE China ETF								Income
Non-Controlled Affiliates								from
Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$—	$181,303	$(181,303)	$—	$—	$—	—	$1,301

Franklin FTSE Europe
Hedged ETF Non-								Dividend
Controlled Affiliates								Income

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$4,136	$623,314	$(575,547)	$—	$—	$51,903	51,903	$—

Franklin FTSE Japan ETF								Income
Non-Controlled Affiliates								from
Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$4,417,293	$22,247,077	$(25,506,960)	$—	$—	$1,157,410	1,157,410	$20,235

Franklin FTSE Japan
Hedged ETF Non-								Dividend
Controlled Affiliates								Income

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$721	$1,792,178	$(1,535,987)	$—	$—	$256,912	256,912	$—

Franklin FTSE South Korea								Income
ETF Non-Controlled								from
Affiliates								Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$—	$—	$—	$—	$—	$—	—	$5

Franklin FTSE United								Income
Kingdom ETF Non-								from
Controlled Affiliates								Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$10	$—	$(10)	$—	$—	$—	—	$7,535

Number
					Net Change in		of Shares
	Value at				Unrealized	Value at	Held at
	Beginning			Realized	Appreciation	End of	End of	Investment
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	Period	Income

Franklin International Core								Income
Dividend Tilt Index ETF								from
Non-Controlled Affiliates								Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$—	$—	$—	$—	$—	$—	—	$6

Franklin U.S. Core Bond
ETF Non-Controlled								Dividend
Affiliates								Income

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$17,621,864	$108,915,745	$(103,597,644)	$—	$—	$22,939,965	22,939,965	$—

Franklin U.S. Core Dividend								Income
Tilt Index ETF Non-								from
Controlled Affiliates								Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$—	$4,625	$(4,625)	$—	$—	$—	—	$17

Franklin U.S. Equity Index								Income
ETF Non-Controlled								from
Affiliates								Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$266,830	$676,939	$(712,643)	$—	$—	$231,126	231,126	$7,466

Franklin U.S. Large Cap								Income
Multifactor Index ETF Non-								from
Controlled Affiliates								Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$—	$—	$—	$—	$—	$—	—	$151

Franklin U.S. Mid Cap								Income
Multifactor Index ETF Non-								from
Controlled Affiliates								Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$130,050	$708,790	$(838,840)	$—	$—	$—	—	$2,170

Franklin U.S. Small Cap								Income
Multifactor Index ETF Non-								from
Controlled Affiliates								Securities
loaned

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$—	$41,570	$(15,975)	$—	$—	$25,595	25,595	$276

Number
					Net Change in		of Shares
	Value at				Unrealized	Value at	Held at
	Beginning			Realized	Appreciation	End of	End of	Investment
	of Period	Purchases	Sales	Gain (Loss)	(Depreciation)	Period	Period	Income

Franklin U.S. Treasury Bond
ETF Non-Controlled								Dividend
Affiliates								Income

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$4,054,622	$10,959,138	$(14,446,758)	$—	$—	$567,002	567,002	$ —

Franklin Ultra Short Bond
ETF Non-Controlled								Dividend
Affiliates								Income

Institutional Fiduciary Trust -
Money Market Portfolio,
4.81%	$187,218	$380,068	$(135,420)	$—	$—	$431,866	431,866	$ —

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

• Level 1 – quoted prices in active markets for identical financial instruments

• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of June 30, 2023, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

BrandywineGLOBAL - Dynamic US Large Cap Value ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$155,685,175	$—	$—	$155,685,175
Short-Term Investments	2,735,870	—	—	2,735,870
Total Investments in Securities	$158,421,045	$—	$—	$158,421,045

ClearBridge Sustainable Infrastructure ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,499,214	$—	$—	$2,499,214
Short-Term Investments	23,476	—	—	23,476
Total Investments in Securities	$2,522,690	$—	$—	$2,522,690

Franklin Disruptive Commerce ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,149,093	$—	$—	$10,149,093

	Level 1	Level 2		Level 3	Total

Franklin Dynamic Municipal Bond ETF
Assets:
Investments in Securities:[a]
Senior Floating Rate Interest	$—	$511,329		$—	$511,329
Municipal Bonds	—	106,665,610		10,000	106,675,610
Total Investments in Securities	$—	$107,176,939		$10,000	$107,186,939

Franklin Emerging Market Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$11,852,713	$—		$446	$11,853,159

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,191	$—		$—	$2,191

Franklin Exponential Data ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$3,559,180	$—		$—	$3,559,180
Short-Term Investments	235,292	—		—	235,292
Total Investments in Securities	$3,794,472	$—		$—	$3,794,472

Franklin FTSE Asia ex Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$29,398,521	$383		$5,531	$29,404,435

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,708	$—		$—	$1,708

Franklin FTSE Australia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$30,097,305	$—		$—	$30,097,305

Other Financial Instruments:
Futures Contracts	$613	$—		$—	$613

Franklin FTSE Brazil ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$118,655,177	$—		$—	$118,655,177

Liabilities:
Other Financial Instruments:
Futures Contracts	$3,249	$—		$—	$3,249

Franklin FTSE Canada ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$311,124,889	$—		$—	$311,124,889

Other Financial Instruments:
Futures Contracts	$18,967	$—		$—	$18,967

Franklin FTSE China ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$101,002,472	$—		$47,410	$101,049,882

Liabilities:
Other Financial Instruments:
Futures Contracts	$15,288	$—		$—	$15,288

Franklin FTSE Europe ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$111,387,183	$—	$	—[c]	$111,387,183

	Level 1	Level 2	Level 3		Total

Franklin FTSE Europe ETF
Other Financial Instruments:
Futures Contracts	$14,815	$—	$—		$14,815

Liabilities:
Other Financial Instruments:
Futures Contracts	$1,800	$—	$—		$1,800

Franklin FTSE Europe Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$28,666,314	$—	$10	[c]	$28,666,324
Short-Term Investments	51,903	—	—		51,903
Total Investments in Securities	$28,718,217	$—	$10		$28,718,227

Other Financial Instruments:
Forward Exchange Contracts	$—	$367	$—		$367
Futures Contracts	1,551	—	—		1,551
Total Other Financial Instruments	$1,551	$367	$—		$1,918

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$605,552	$—		$605,552

Franklin FTSE France ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$6,173,323	$—	$—		$6,173,323

Other Financial Instruments:
Futures Contracts	$997	$—	$—		$997

Franklin FTSE Germany ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$17,645,818	$—	$—		$17,645,818

Liabilities:
Other Financial Instruments:
Futures Contracts	$83	$—	$—		$83

Franklin FTSE Hong Kong ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$15,839,424	$—	$—		$15,839,424

Liabilities:
Other Financial Instruments:
Futures Contracts	$830	$—	$—		$830

Franklin FTSE India ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$256,470,603	$—	$—		$256,470,603

Other Financial Instruments:
Futures Contracts	$7,116	$—	$—		$7,116

Franklin FTSE Italy ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$5,255,498	$—	$—		$5,255,498

Franklin FTSE Japan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$1,343,595,289	$—	$—		$1,343,595,289
Short-Term Investments	1,157,410	—	—		1,157,410
Total Investments in Securities	$1,344,752,699	$—	$—		$1,344,752,699

	Level 1	Level 2		Level 3	Total
Franklin FTSE Japan ETF
Other Financial Instruments:
Futures Contracts	$281,128	$—		$—	$281,128

Franklin FTSE Japan Hedged ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$151,690,835	$—		$—	$151,690,835
Short-Term Investments	256,912	—		—	256,912
Total Investments in Securities	$151,947,747	$—		$—	$151,947,747
Other Financial Instruments:
Forward Exchange Contracts	$—	$5,190,829		$—	$5,190,829
Futures Contracts	9,127	—		—	9,127
Total Other Financial Instruments	$9,127	$5,190,829		$—	$5,199,956

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$6,092		$—	$6,092

Franklin FTSE Latin America ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$62,837,946	$—		$—	$62,837,946

Liabilities:
Other Financial Instruments:
Futures Contracts	$7,972	$—		$—	$7,972

Franklin FTSE Mexico ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$33,591,856	$—		$—	$33,591,856

Franklin FTSE Russia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$—	$—	$	—[c]	$—

Franklin FTSE Saudi Arabia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$23,123,826	$—		$—	$23,123,826

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$63		$—	$63

Franklin FTSE South Africa ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,088,990	$—		$—	$2,088,990

Franklin FTSE South Korea ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$318,509,714	$—		$—	$318,509,714

Liabilities:
Other Financial Instruments:
Futures Contracts	$63,666	$—		$—	$63,666

Franklin FTSE Switzerland ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$52,971,812	$—		$—	$52,971,812

	Level 1	Level 2		Level 3	Total
Franklin FTSE Switzerland ETF
Liabilities:
Other Financial Instruments:
Futures Contracts	$17,083	$—		$—	$17,083

Franklin FTSE Taiwan ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$178,012,790	$—		$—	$178,012,790

Liabilities:
Other Financial Instruments:
Futures Contracts	$27,606	$—		$—	$27,606

Franklin FTSE United Kingdom ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$555,362,609	$—	$	—[c]	$555,362,609
Other Financial Instruments:
Futures Contracts	$1,705	$—		$—	$1,705

Liabilities:
Other Financial Instruments:
Futures Contracts	$22,505	$—		$—	$22,505

Franklin Genomic Advancements ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$10,393,258	$—	$	—[c]	$10,393,258

Franklin High Yield Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$194,677,437	$	—[c]	$194,677,437
Senior Floating Rate Interests	—	8,274,847		—	8,274,847
Equity Investments[b]	1,957,605	—		—	1,957,605
U.S. Government & Agency Securities	—	6,445,000		—	6,445,000
Total Investments in Securities	$1,957,605	$209,397,284		$—	$211,354,889

Franklin Income Focus ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$51,784,710		$—	$51,784,710
Equity Investments[b]	20,162,348	20,427,423		—	40,589,771
U.S. Government & Agency Securities	—	6,972,806		—	6,972,806
Total Investments in Securities	$20,162,348	$79,184,939		$—	$99,347,287

Liabilities:
Other Financial Instruments:
Futures Contracts	$20,176	$—		$—	$20,176

Franklin Intelligent Machines ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$11,952,126	$—		$—	$11,952,126

Franklin International Aggregate Bond ETF
Assets:
Investments in Securities:[a]
Foreign Government and Agency Securities	$—	$231,574,884		$—	$231,574,884
Corporate Bonds & Notes	—	18,250,415		—	18,250,415
U.S. Government & Agency Securities	—	28,775,000		—	28,775,000
Total Investments in Securities	$—	$278,600,299		$—	$278,600,299
Other Financial Instruments:
Forward Exchange Contracts	$—	$7,094,870		$—	$7,094,870

	Level 1	Level 2	Level 3	Total
Franklin International Aggregate Bond ETF
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$1,354,198	$—	$1,354,198

Franklin International Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$396,258,283	$—	$—	$396,258,283
Other Financial Instruments:
Futures Contracts	$30,044	$—	$—	$30,044

Liabilities:
Other Financial Instruments:
Futures Contracts	$11,573	$—	$—	$11,573

Franklin Investment Grade Corporate ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$628,790,253	$—	$628,790,253
U.S. Government & Agency Securities	—	9,300,000	—	9,300,000
Total Investments in Securities	$—	$638,090,253	$—	$638,090,253

Franklin Municipal Green Bond ETF
Assets:
Investments in Securities:[a]
Municipal Bonds	$—	$109,312,887	$—	$109,312,887

Franklin Senior Loan ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$9,317,081	$—	$9,317,081
Senior Floating Rate Interests	—	183,094,349	—	183,094,349
Asset-Backed Securities	—	1,898,858	—	1,898,858
U.S. Government & Agency Securities	—	8,310,000	—	8,310,000
Total Investments in Securities	$—	$202,620,288	$—	$202,620,288

Franklin Systematic Style Premia ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$64,163,563	$—	$—	$64,163,563
Short-Term Investments	17,717,771	—	—	17,717,771
Total Investments in Securities	$81,881,334	$—	$—	$81,881,334
Other Financial Instruments:
Forward Exchange Contracts	$—	$405,086	$—	$405,086
Futures Contracts	1,476,723	—	—	1,476,723
Swap Contracts	—	621,859	—	621,859
Total Other Financial Instruments	$1,476,723	$1,026,945	$—	$2,503,668

Liabilities:
Other Financial Instruments:
Forward Exchange Contracts	$—	$160,995	$—	$160,995
Futures Contracts	978,473	—	—	978,473
Total Other Financial Instruments	$978,473	$160,995	$—	$1,139,468

	Level 1	Level 2		Level 3	Total

Franklin U.S. Core Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$409,970,503		$—	$409,970,503
Municipal Bonds	—	40,497,277		—	40,497,277
Mortgage-Backed Securities	—	314,423,000		—	314,423,000
Foreign Government and Agency Securities	—	16,086,314		—	16,086,314
Asset-Backed Securities	—	37,881,073		—	37,881,073
U.S. Government & Agency Securities	—	691,918,106		—	691,918,106
Short-Term Investments	22,939,965	—		—	22,939,965
Total Investments in Securities	$22,939,965	$1,510,776,273		$—	$1,533,716,238

Other Financial Instruments:
Credit Default Swap Contracts	$—	$218,760		$—	$218,760

Liabilities:
Other Financial Instruments:
Futures Contracts	$728,216	$—		$—	$728,216

Franklin U.S. Core Dividend Tilt Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$23,996,724	$—	$	—[c]	$23,996,724
Other Financial Instruments:
Futures Contracts	$1,421	$—		$—	$1,421

Franklin U.S. Equity Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$803,902,164	$—	$	—[c]	$803,902,164
Short-Term Investments	231,126	—		—	231,126
Total Investments in Securities	$804,133,290	$—		$—	$804,133,290
Other Financial Instruments:
Futures Contracts	$14,253	$—		$—	$14,253

Franklin U.S. Large Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$919,417,804	$—		$—	$919,417,804
Other Financial Instruments:
Futures Contracts	$21,448	$—		$—	$21,448

Franklin U.S. Low Volatility ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$167,918,539	$—		$—	$167,918,539
U.S. Government & Agency Securities	—	665,000		—	665,000
Total Investments in Securities	$167,918,539	$665,000		$—	$168,583,539

Franklin U.S. Mid Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$217,344,100	$—		$—	$217,344,100
Other Financial Instruments:
Futures Contracts	$6,108	$—		$—	$6,108

Franklin U.S. Small Cap Multifactor Index ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$21,239,979	$—		$—	$21,239,979
Short-Term Investments	25,595	—		—	25,595
Total Investments in Securities	$21,265,574	$—		$—	$21,265,574

	Level 1	Level 2	Level 3	Total

Franklin U.S. Treasury Bond ETF
Assets:
Investments in Securities:[a]
U.S. Government & Agency Securities	$—	$438,237,615	$—	$438,237,615
Short-Term Investments	567,002	—	—	567,002
Total Investments in Securities	$567,002	$438,237,615	$—	$438,804,617

Franklin Ultra Short Bond ETF
Assets:
Investments in Securities:[a]
Corporate Bonds & Notes	$—	$1,815,492	$—	$1,815,492
Asset-Backed Securities	—	200,240	—	200,240
Short-Term Investments	431,866	—	—	431,866
Total Investments in Securities	$431,866	$2,015,732	$—	$2,447,598

Martin Currie Sustainable International Equity ETF
Assets:
Investments in Securities:[a]
Equity Investments[b]	$32,681,740	$—	$—	$32,681,740

aFor detailed categories, see the accompanying Schedules of Investments.
bIncludes common and convertible preferred stocks, warrants, as well as other equity investments.
cIncludes securities determined to have no value at June 30, 2023.

5. SECURITIES LENDING

Certain or all Funds participate in an agency based securities lending program to earn additional income. The Fund receives cash collateral against the loaned securities in an amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned securities, as determined at the close of Fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day. The collateral is deposited into a joint cash account with other funds and is used to invest in a money market fund managed by Franklin Advisers, Inc., an affiliate of the
Funds. The Fund may receive income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower.

6. TOTAL RETURN SWAPS

Franklin Systematic Style Premia ETF entered into OTC MSFTLSSP total return swap contracts primarily to gain exposure to the credit and other market risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

7. INVESTMENTS IN FLSP HOLDINGS CORPORATION

Franklin Systematic Style Premia ETF, (the “Fund”), invests in certain financial instruments and commodities/or commodity-linked derivative investments. The FLSP Holdings Corporation is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and/or commodity-linked derivative investments consistent with the investment objective of the Fund. At June 30, 2023, the
Franklin Systematic Style Premia ETF investment(s) FLSP Holdings Corporation is reflected in the Fund’s Consolidated
Statement of Investments. At June 30, 2023, the net assets of the FLSP Holdings Corporation were $ 2,032,183 representing 2.24% of the Fund’s consolidated net assets. The Fund’s investment(s) in the FLSP Holdings Corporation is limited to 25% of consolidated assets.